                                             1933 Act Registration No. 033-16905
                                             1940 Act Registration No. 811-05309

   As filed with the Securities and Exchange Commission on December 27, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                      Pre-Effective Amendment No. _____                      [ ]
                      Post-Effective Amendment No. 79                        [X]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                                 Amendment No. 79                            [X]

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-3738
              (Registrant's Telephone Number, including Area Code)

                             Kathleen L. Prudhomme
                               U.S. Bancorp Center
                          800 Nicollet Mall, BC-MN-H05F
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on December 30, 2005 pursuant to paragraph (b) of Rule 485.

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

                                          December 30, 2005




                                          Prospectus
                                          First American Investment Funds, Inc.

                                          ASSET CLASS - STOCK FUNDS

                              STOCK FUNDS

     CLASS A, CLASS B, AND CLASS C SHARES


                                          BALANCED FUND

                                          EQUITY INCOME FUND
                                          LARGE CAP GROWTH OPPORTUNITIES FUND
                                          LARGE CAP SELECT FUND
                                          LARGE CAP VALUE FUND
                                          MID CAP GROWTH OPPORTUNITIES FUND
                                          MID CAP VALUE FUND

                                          SMALL-MID CAP CORE FUND

                                          SMALL CAP GROWTH OPPORTUNITIES FUND
                                          SMALL CAP SELECT FUND
                                          SMALL CAP VALUE FUND

                                          REAL ESTATE SECURITIES FUND


                                          INTERNATIONAL FUND


                                          As with all mutual funds, the
                                          Securities and Exchange Commission has
                                          not approved or disapproved the shares
                                          of these funds, or determined if the
                                          information in this prospectus is
                                          accurate or complete. Any statement to
                                          the contrary is a criminal offense.

(FIRST AMERICAN FUNDS LOGO)

TABLE OF
CONTENTS


FUND SUMMARIES
    Balanced Fund                                                      2
    Equity Income Fund                                                 6
    Large Cap Growth Opportunities Fund                                8
    Large Cap Select Fund                                             10
    Large Cap Value Fund                                              12
    Mid Cap Growth Opportunities Fund                                 14
    Mid Cap Value Fund                                                16
    Small-Mid Cap Core Fund                                           18
    Small Cap Growth Opportunities Fund                               20
    Small Cap Select Fund                                             22
    Small Cap Value Fund                                              24
    Real Estate Securities Fund                                       26
    International Fund                                                28
MORE ABOUT THE FUNDS
    Investment Strategies, Risks and Other Fund Matters               30
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                   34
    Managing Your Investment                                          42
ADDITIONAL INFORMATION
    Management                                                        44
    Financial Highlights                                              47
FOR MORE INFORMATION                                          Back Cover

Fund Summaries
INTRODUCTION

          This section of the prospectus describes the objectives of the First American Stock Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                              1
                           PROSPECTUS - First American Stock Funds
                                         Class A, Class B, and Class C Shares

Fund Summaries


Balanced Fund



OBJECTIVE



Balanced Fund's objective is to maximize total return (capital appreciation plus income).



PRINCIPAL INVESTMENT STRATEGIES



Balanced Fund invests in a balanced portfolio of stocks and bonds. The mix of securities will change based on existing and anticipated market conditions. Over the long term, the fund's asset mix is likely to average approximately 60% equity securities and 40% debt securities. Under normal market conditions, the equity securities portion of the fund's portfolio will be invested primarily (at least 80% of the net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, mid-capitalization companies, and small-capitalization companies. The advisor will select companies based on a combination of both value and growth objectives, seeking companies it believes offer market opportunity.



In selecting stocks, the fund's advisor invests in companies that it believes meet at least two of the following criteria:



- attractively valued relative to other companies in the same industry or market.


- good or improving fundamentals.


- an identifiable catalyst that could increase the value of the company's stock over the next one or two years.



The fund's advisor generally will sell a stock if any of the following has occurred:



- the stock has hit its price target and the company is no longer attractively valued relative to other companies in the same industry or market.


- the company's fundamentals have significantly deteriorated.


- a catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.


- a better alternative exists in the marketplace.



Up to 25% of the equity portion of the fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.



Under normal market conditions, the debt securities portion of the fund's portfolio will be comprised of securities such as: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) including zero coupon bonds; mortgage- and asset-backed securities; and corporate debt obligations. The fund will invest mainly in debt obligations that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, up to 10% of the total assets in the debt portion of the fund's portfolio may be rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B- at the time of purchase or in unrated securities of equivalent quality.



Up to 25% of the debt portion of the fund may be invested in debt securities of foreign corporations and governments.



In selecting debt securities for the fund, the advisor uses a "top-down" approach, which begins with the formulation of a general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. This is followed by the selection of individual securities.



To generate additional income, the fund may invest up to 25% of the debt portion of its assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.



The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps and floors; interest rate, total return and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.



PRINCIPAL RISKS



The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk


- Call Risk


- Common Stock Risk


- Credit Risk


- Derivative Instrument Risk


- Dollar Roll Transaction Risk


- Foreign Security Risk


- Income Risk


- Interest Rate Risk


- Mortgage- and Asset-Backed Securities Risk


- Non-Investment Grade Securities Risk



See "More About the Funds" for a discussion of these risks.



                              2
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Balanced Fund CONTINUED



FUND PERFORMANCE



The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.



The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.



The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The performance information reflects sales charges and fund expenses; the benchmarks are unmanaged, have no expenses, and are unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)


(BAR CHART)

1996                                                                             12.31%
1997                                                                             17.22%
1998                                                                             16.20%
1999                                                                              4.02%
2000                                                                              7.38%
2001                                                                             -8.58%
2002                                                                            -12.16%
2003                                                                             18.24%
2004                                                                              8.44%


Best Quarter:
Quarter ended                             December 31, 1998     14.02%
Worst Quarter:
Quarter ended                             September 30, 2001    (9.94)%



AVERAGE ANNUAL                                           Since      Since      Since
TOTAL RETURNS              Inception     One   Five  Inception  Inception  Inception
AS OF 12/31/04(2)               Date    Year  Years  (Class A)  (Class B)  (Class C)
------------------------------------------------------------------------------------
Balanced Fund
------------------------------------------------------------------------------------
 Class A (return before
 taxes)                       1/9/95   2.49%  0.89%      7.73%        N/A        N/A
------------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions)               2.01%  (0.64)%     5.73%       N/A        N/A
------------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions
 and sale of fund shares)              1.60%  (0.06)%     5.61%       N/A        N/A
------------------------------------------------------------------------------------
 Class B (return before
 taxes)                       3/1/99   2.70%  0.97%        N/A      2.43%        N/A
------------------------------------------------------------------------------------
 Class C (return before
 taxes)                      9/24/01   6.67%    N/A        N/A        N/A      5.89%
------------------------------------------------------------------------------------
Russell 3000 Index(3)
(reflects no deduction
for fees, expenses, or
taxes)                                11.95%  (1.16)%    12.00%     2.33%      9.19%
------------------------------------------------------------------------------------
Lehman Aggregate Bond
Index(4)
(reflects no deduction
for fees, expenses, or
taxes)                                 4.34%  7.71%      7.58%      6.69%      5.90%
------------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 6.20%.



(2)Performance presented prior to 9/24/01 represents that of Firstar Balanced Growth Fund, a series of Firstar Funds, Inc. which, together with Firstar Balanced Income Fund, merged into the fund on that date.



(3)An unmanaged index that measures the performance of the 3,000 largest U.S. companies (98% of the investable U.S. equity market) based on total market capitalization.



(4)An unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market. The since inception performance of the index for Class A shares is calculated from 1/31/95.



                              3
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Balanced Fund CONTINUED



FEES AND EXPENSES



As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.



----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)        5.50%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                   0.00%(2)     5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                  $50          $50          $50
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------
  Management Fees                            0.65%        0.65%        0.65%
  Distribution and/or Service (12b-1)
  Fees                                       0.25%        1.00%        1.00%
  Other Expenses                             0.31%        0.31%        0.31%
  Total Annual Fund Operating Expenses(3)    1.21%        1.96%        1.96%
-----------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.10%, 1.85%, and 1.85%, respectively, for Class A, Class B, and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
  1 year                   $667         $699           $199         $299           $199
---------------------------------------------------------------------------------------
  3 years                  $913       $1,015           $615         $615           $615
---------------------------------------------------------------------------------------
  5 years                $1,178       $1,257         $1,057       $1,057         $1,057
---------------------------------------------------------------------------------------
 10 years                $1,935       $2,091         $2,091       $2,285         $2,285



                              4
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

                      (This page intentionally left blank)


                              5
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Equity Income Fund


OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:


- the ability to pay above average dividends.



- the ability to finance expected growth.


- strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Credit Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Interest Rate Risk



- Non-Investment Grade Securities Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                              6
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Equity Income Fund CONTINUED



Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)


(BAR CHART)

1995                                                                             22.73%
1996                                                                             19.80%
1997                                                                             27.53%
1998                                                                             15.68%
1999                                                                              3.86%
2000                                                                             12.28%
2001                                                                             -4.37%
2002                                                                            -18.13%
2003                                                                             26.30%
2004                                                                              8.88%


Best Quarter:
Quarter ended                                  June 30, 2003         16.68%
Worst Quarter:
Quarter ended                                  September 30, 2002    (16.75)%



AVERAGE ANNUAL                                                        Since
TOTAL RETURNS                 Inception     One     Five     Ten  Inception
AS OF 12/31/04                     Date    Year    Years   Years  (Class C)
---------------------------------------------------------------------------
Equity Income Fund
---------------------------------------------------------------------------
 Class A (return before
 taxes)                        12/18/92   2.90%    2.70%   9.91%        N/A
---------------------------------------------------------------------------
 Class A (return after taxes
 on distributions)                        2.23%    1.10%   7.97%        N/A
---------------------------------------------------------------------------
 Class A (return after taxes
 on distributions and sale
 of fund shares)                          1.88%    1.60%   7.75%        N/A
---------------------------------------------------------------------------
 Class B (return before
 taxes)                         8/15/94   3.15%    2.79%   9.76%        N/A
---------------------------------------------------------------------------
 Class C (return before
 taxes)                          2/1/99   7.13%    3.09%     N/A      2.95%
---------------------------------------------------------------------------
Custom Benchmark -- Standard
& Poor's 500 Dividend
Only Stocks(2)
(reflects no deduction for
fees, expenses, or taxes)                11.02%    1.18%  12.54%      2.31%
---------------------------------------------------------------------------
Standard & Poor's 500
Index(3)
(reflects no deduction for
fees, expenses, or taxes)                10.88%  (2.30)%  12.07%      0.66%
---------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 3.00%.



(2)The S&P 500 Dividend Only Stocks custom benchmark is composed of companies in the S&P 500 Index that have an indicated annual dividend. The since inception performance of the index is calculated from 1/31/99.


(3)An unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)        5.50%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                   0.00%(2)     5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                  $50          $50          $50
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------
  Management Fees                            0.65%        0.65%        0.65%
  Distribution and/or Service (12b-1)
  Fees                                       0.25%        1.00%        1.00%
  Other Expenses                             0.29%        0.29%        0.29%
  Total Annual Fund Operating Expenses(3)    1.19%        1.94%        1.94%
-----------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                        CLASS B       CLASS B       CLASS C       CLASS C
                                       assuming   assuming no      assuming   assuming no
                                     redemption    redemption    redemption    redemption
                                      at end of     at end of     at end of     at end of
                          CLASS A   each period   each period   each period   each period
-----------------------------------------------------------------------------------------
  1 year                     $665         $697           $197         $297           $197
-----------------------------------------------------------------------------------------
  3 years                    $907       $1,009           $609         $609           $609
-----------------------------------------------------------------------------------------
  5 years                  $1,168       $1,247         $1,047       $1,047         $1,047
-----------------------------------------------------------------------------------------
 10 years                  $1,914       $2,070         $2,070       $2,264         $2,264



                              7
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Large Cap Growth Opportunities Fund


OBJECTIVE

Large Cap Growth Opportunities Fund's objective is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Large Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $796 million to $358.3 billion as of October 31, 2005, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.


The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

- above average growth in revenue and earnings.

- strong competitive position.

- strong management.

- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in U.S. domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                              8
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Large Cap Growth Opportunities Fund CONTINUED



Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)


(BAR CHART)

1996                                                                             17.85%
1997                                                                             27.63%
1998                                                                             30.16%
1999                                                                             14.03%
2000                                                                             -1.48%
2001                                                                            -22.42%
2002                                                                            -25.27%
2003                                                                             23.86%
2004                                                                              8.72%
2005


Best Quarter:
Quarter ended                                  December 31, 1998      23.97%
Worst Quarter:
Quarter ended                                  September 30, 2001    (17.51)%



AVERAGE ANNUAL                                           Since      Since      Since
TOTAL RETURNS              Inception    One    Five  Inception  Inception  Inception
AS OF 12/31/04(2)               Date   Year   Years  (Class A)  (Class B)  (Class C)
------------------------------------------------------------------------------------
Large Cap Growth
Opportunities Fund
------------------------------------------------------------------------------------
 Class A (return before
 taxes)                       1/9/95  2.74%  (6.18)%     7.32%        N/A        N/A
------------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions)              2.67%  (6.71)%     5.97%        N/A        N/A
------------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions
 and sale of fund shares)             1.78%  (5.23)%     5.87%        N/A        N/A
------------------------------------------------------------------------------------
 Class B (return before
 taxes)                       3/1/99  2.94%  (6.15)%       N/A    (2.90)%        N/A
------------------------------------------------------------------------------------
 Class C (return before
 taxes)                      9/24/01  6.90%     N/A        N/A        N/A      3.71%
------------------------------------------------------------------------------------
Russell 1000 Growth
Index(3)
(reflects no deduction
for fees, expenses, or
taxes)                                6.30%  (9.29)%     9.67%    (3.56)%      5.17%
------------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.90%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. which merged into the fund on that date.



(3)An unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with higher price-to-book ratios and higher forecasted growth values.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)        5.50%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                   0.00%(2)     5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                  $50          $50          $50
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------
  Management Fees                            0.65%        0.65%        0.65%
  Distribution and/or Service (12b-1)
  Fees                                       0.25%        1.00%        1.00%
  Other Expenses                             0.30%        0.30%        0.30%
  Total Annual Fund Operating Expenses(3)    1.20%        1.95%        1.95%
-----------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
  1 year                   $666         $698           $198         $298           $198
---------------------------------------------------------------------------------------
  3 years                  $910       $1,012           $612         $612           $612
---------------------------------------------------------------------------------------
  5 years                $1,173       $1,252         $1,052       $1,052         $1,052
---------------------------------------------------------------------------------------
 10 years                $1,925       $2,080         $2,080       $2,275         $2,275



                              9
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Large Cap Select Fund


OBJECTIVE

Large Cap Select Fund's objective is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Large Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Standard & Poor's 500 Index (the "S&P 500 Index"). The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector representation and other factors. The index tracks the performance of the large cap U.S. equity market. While the market capitalizations of companies in the S&P 500 Index ranged from approximately $745 million to $358.3 billion as of October 31, 2005, the advisor typically invests in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The advisor will select companies based on a combination of both value and growth objectives, seeking companies it believes offers market opportunity.



In selecting stocks, the fund's advisor invests in companies that it believes meet at least two of the following criteria:



- attractively valued relative to other companies in the same industry or market.



- good or improving fundamentals.



- an identifiable catalyst that could increase the value of the company's stock over the next one or two years.



The fund's advisor generally will sell a stock if any of the following has occurred:



- the stock has hit its price target and the company is no longer attractively valued relative to other companies in the same industry or market.



- the company's fundamentals have significantly deteriorated.



- a catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.



- a better alternative exists in the marketplace.


In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on the United States stock exchange or represented by American Depository Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart is intended to show you how performance of the fund's Class A shares has varied from year to year. However, because the fund was first offered in 2003, only one calendar year of performance information is available. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                              10
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Large Cap Select Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)


(BAR CHART)

2004                                                                             9.31


Best Quarter:
Quarter ended                                  December 31, 2004     9.99%
Worst Quarter:
Quarter ended                                  September 30, 2004    (2.85)%



AVERAGE ANNUAL TOTAL RETURNS            Inception      One       Since
AS OF 12/31/04                               Date     Year   Inception
----------------------------------------------------------------------
Large Cap Select Fund
----------------------------------------------------------------------
  Class A (return before taxes)           1/31/03    3.26%      15.78%
----------------------------------------------------------------------
  Class A (return after taxes on
  distributions)                                     2.68%      15.22%
----------------------------------------------------------------------
  Class A (return after taxes on
  distributions and sale of fund
  shares)                                            2.20%      13.26%
----------------------------------------------------------------------
  Class B (return before taxes)           1/31/03    3.50%      15.97%
----------------------------------------------------------------------
  Class C (return before taxes)           1/31/03    7.50%      18.27%
----------------------------------------------------------------------
Standard & Poor's 500 Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                 10.88%      22.08%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 7.14%.



(2)An unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)        5.50%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                   0.00%(2)     5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                  $50          $50          $50
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                0.65%        0.65%        0.65%
  Distribution and/or Service (12b-1) Fees       0.25%        1.00%        1.00%
  Other Expenses                                 0.32%        0.32%        0.32%
  Total Annual Fund Operating Expenses(3)        1.22%        1.97%        1.97%
---------------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.


(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
 1 year                    $667         $700           $200         $300           $200
---------------------------------------------------------------------------------------
 3 years                   $916       $1,018           $618         $618           $618
---------------------------------------------------------------------------------------
 5 years                 $1,183       $1,262         $1,062       $1,062         $1,062
---------------------------------------------------------------------------------------
 10 years                $1,946       $2,102         $2,102       $2,296         $2,296



                              11
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Large Cap Value Fund


OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $796 million to $358.3 billion as of October 31, 2005, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.


The advisor selects companies that it believes meet at least two of the following criteria:


- undervalued relative to other securities in the same industry or market.



- good or improving fundamentals.


- an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                              12
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Large Cap Value Fund CONTINUED



Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)


(BAR CHART)

1995                                                                             31.94%
1996                                                                             29.10%
1997                                                                             22.41%
1998                                                                              9.71%
1999                                                                              7.91%
2000                                                                              0.17%
2001                                                                             -7.86%
2002                                                                            -20.95%
2003                                                                             25.44%
2004                                                                             13.15%


Best Quarter:
Quarter ended                             December 31, 1998     16.55%
Worst Quarter:
Quarter ended                             September 30, 2002    (18.82)%



AVERAGE ANNUAL                                                            Since
TOTAL RETURNS                     Inception     One     Five     Ten  Inception
AS OF 12/31/04                         Date    Year    Years   Years  (Class C)
-------------------------------------------------------------------------------
Large Cap Value Fund
-------------------------------------------------------------------------------
 Class A (return before taxes)     12/22/87   6.95%  (0.43)%   9.22%        N/A
-------------------------------------------------------------------------------
 Class A (return after taxes on
 distributions)                               6.63%  (1.12)%   7.13%        N/A
-------------------------------------------------------------------------------
 Class A (return after taxes on
 distributions and sale
 of fund shares)                              4.50%  (0.65)%   7.11%        N/A
-------------------------------------------------------------------------------
 Class B (return before taxes)      8/15/94   7.30%  (0.41)%   9.02%        N/A
-------------------------------------------------------------------------------
 Class C (return before taxes)       2/1/99  11.33%  (0.04)%     N/A      0.72%
-------------------------------------------------------------------------------
Russell 1000 Value Index(2)
(reflects no deduction for fees,
expenses, or taxes)                          16.49%    5.27%  13.83%      5.65%
-------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 6.46%.



(2)An unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with lower price-to-book ratios and lower forecasted growth values.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)        5.50%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                   0.00%(2)     5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                  $50          $50          $50
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                                0.65%        0.65%        0.65%
  Distribution and/or Service (12b-1) Fees       0.25%        1.00%        1.00%
  Other Expenses                                 0.30%        0.30%        0.30%
  Total Annual Fund Operating Expenses(3)        1.20%        1.95%        1.95%
---------------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
 1 year                    $666         $698           $198         $298           $198
---------------------------------------------------------------------------------------
 3 years                   $910       $1,012           $612         $612           $612
---------------------------------------------------------------------------------------
 5 years                 $1,173       $1,252         $1,052       $1,052         $1,052
---------------------------------------------------------------------------------------
 10 years                $1,925       $2,080         $2,080       $2,275         $2,275



                              13
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Mid Cap Growth Opportunities Fund


OBJECTIVE

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell Midcap Index ranged from approximately $796 million to $16.3 billion.


The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

- above average growth in revenue and earnings.

- strong competitive position.

- strong management.

- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.


Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.


Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk


- Initial Public Offering (IPO) Risk


- Mid-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                              14
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Mid Cap Growth Opportunities Fund CONTINUED



Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)


(BAR CHART)

1996                                                                             18.60%
1997                                                                             17.13%
1998                                                                              4.64%
1999                                                                              2.28%
2000                                                                             25.30%
2001                                                                             -3.65%
2002                                                                            -15.44%
2003                                                                             33.11%
2004                                                                             21.29%


Best Quarter:
Quarter ended                             December 31, 1999     24.17%
Worst Quarter:
Quarter ended                             September 30, 2001    (19.93)%



AVERAGE ANNUAL                                           Since      Since      Since
TOTAL RETURNS              Inception     One   Five  Inception  Inception  Inception
AS OF 12/31/04(2)               Date    Year  Years  (Class A)  (Class B)  (Class C)
------------------------------------------------------------------------------------
Mid Cap Growth
Opportunities Fund
------------------------------------------------------------------------------------
 Class A (return before
 taxes)                       1/9/95  14.63%  9.27%     11.76%        N/A        N/A
------------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions)              10.96%  5.94%      8.84%        N/A        N/A
------------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions
 and sale of fund shares)             11.32%  6.19%      8.69%        N/A        N/A
------------------------------------------------------------------------------------
 Class B (return before
 taxes)                       3/1/99  15.41%  9.43%        N/A     10.85%        N/A
------------------------------------------------------------------------------------
 Class C (return before
 taxes)                      9/24/01  19.40%    N/A        N/A        N/A     16.24%
------------------------------------------------------------------------------------
Russell Midcap Growth
Index(3) (reflects no
deduction for fees,
expenses, or taxes)                   15.48%  (3.36)%    11.20%     4.57%     14.12%
------------------------------------------------------------------------------------



()(1)Total return for the period from 1/1/05 through 9/30/05 was 8.46%.



()(2)Performance presented prior to 9/24/01 represents that of the Firstar
     MidCap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.



()(3)An unmanaged index that measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The since inception performance of the index for the Class A shares is calculated from 1/31/95.


FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)          5.50%(1)      0.00%         0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                     0.00%(2)      5.00%         1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                    $50           $50           $50
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                              0.70%         0.70%         0.70%
  Distribution and/or Service (12b-1)
  Fees                                         0.25%         1.00%         1.00%
  Other Expenses                               0.29%         0.29%         0.29%
  Total Annual Fund Operating Expenses(3)      1.24%         1.99%         1.99%
---------------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
 1 year                    $669         $702           $202         $302           $202
---------------------------------------------------------------------------------------
 3 years                   $922       $1,024           $624         $624           $624
---------------------------------------------------------------------------------------
 5 years                 $1,194       $1,273         $1,073       $1,073         $1,073
---------------------------------------------------------------------------------------
 10 years                $1,967       $2,123         $2,123       $2,317         $2,317



                              15
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Mid Cap Value Fund


OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell Midcap Index ranged from approximately $796 million to $16.3 billion.


In selecting stocks, the fund's advisor invests in securities it believes:

- are undervalued relative to other securities in the same industry or market.

- exhibit good or improving fundamentals.

- exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of a fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Mid-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              16
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Mid Cap Value Fund CONTINUED



Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)


(BAR CHART)

1995                                                                             20.02%
1996                                                                             31.94%
1997                                                                             24.21%
1998                                                                            -13.24%
1999                                                                             -6.29%
2000                                                                             20.92%
2001                                                                             -0.36%
2002                                                                             -9.30%
2003                                                                             33.63%
2004                                                                             22.76%


Best Quarter:
Quarter ended                             June 30, 1997         17.97%
Worst Quarter:
Quarter ended                             September 30, 1998    (30.84)%



AVERAGE ANNUAL                                                            Since
TOTAL RETURNS                     Inception     One     Five     Ten  Inception
AS OF 12/31/04                         Date    Year    Years   Years  (Class C)
-------------------------------------------------------------------------------
Mid Cap Value Fund
-------------------------------------------------------------------------------
 Class A (return before taxes)     12/22/87  16.03%   11.11%  10.48%        N/A
-------------------------------------------------------------------------------
 Class A (return after taxes on
 distributions)                              15.91%   10.88%   8.19%        N/A
-------------------------------------------------------------------------------
 Class A (return after taxes on
 distributions and sale of fund
 shares)                                     10.41%    9.56%   7.72%        N/A
-------------------------------------------------------------------------------
 Class B (return before taxes)      8/15/94  16.81%   11.31%  10.29%        N/A
-------------------------------------------------------------------------------
 Class C (return before taxes)       2/1/99  20.83%   11.56%     N/A      8.80%
-------------------------------------------------------------------------------
Russell Midcap Value Index(2)
(reflects no deduction for fees,
expenses, or taxes)                          23.71%   13.48%  15.72%     11.74%
-------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 10.46%.



(2)An unmanaged index that measures the performance of those Russell mid-cap companies with lower price-to-book ratios and lower forecasted growth values.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)          5.50%(1)      0.00%         0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                     0.00%(2)      5.00%         1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                    $50           $50           $50
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
--------------------------------------------------------------------------------
  Management Fees                              0.70%         0.70%         0.70%
  Distribution and/or Service (12b-1)
  Fees                                         0.25%         1.00%         1.00%
  Other Expenses                               0.30%         0.30%         0.30%
  Total Annual Fund Operating Expenses(3)      1.25%         2.00%         2.00%
---------------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
 1 year                    $670         $703           $203         $303           $203
---------------------------------------------------------------------------------------
 3 years                   $925       $1,027           $627         $627           $627
---------------------------------------------------------------------------------------
 5 years                 $1,199       $1,278         $1,078       $1,078         $1,078
---------------------------------------------------------------------------------------
 10 years                $1,978       $2,134         $2,134       $2,327         $2,327



                              17
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries


Small-Mid Cap Core Fund



OBJECTIVE



Small-Mid Cap Core Fund has an objective of long-term growth of capital.



PRINCIPAL INVESTMENT STRATEGIES



Under normal market conditions, Small-Mid Cap Core Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of small- and mid-capitalization companies, defined by the advisor for this purpose as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 2500 Index. This index measures the performance of the 2,500 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). The market capitalizations of companies in the Russell 2500 Index ranged from approximately $17 million to $6.3 billion as of October 31, 2005.



In selecting stocks, the fund's advisor invests in companies that it believes meet at least two of the following criteria:



- attractively valued relative to other companies in the same industry or market.



- good or improving fundamentals.



- an identifiable catalyst that could increase the value of the company's stock over the next one or two years.



The fund's advisor generally will sell a stock if any of the following has occurred:



- the stock has hit its price target and the company is no longer attractively valued relative to other companies in the same industry or market.



- the company's fundamentals have significantly deteriorated.



- a catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.



- a better alternative exists in the marketplace.



In addition, the fund may utilize derivatives including options, futures contracts, and options on futures contracts for hedging purposes.



When the advisor believes that companies' initial public offerings (IPOs) will generally outperform the overall equity market, the fund may frequently invest in companies at the time of their IPO. By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.



Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts which may or may not be sponsored by a domestic bank. These securities may be of the same type as the fund's permissible investments in United States domestic securities.



PRINCIPAL RISKS



The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Initial Public Offering (IPO) Risk



- Mid-Cap Stock Risk



- Small-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE



The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.



The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



Effective October 3, 2005, based on approval of the fund's board of directors and shareholders, the fund's principal investment strategy was changed from investing primarily in technology stocks (defined as stocks of companies that either have or will develop products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements) to investing primarily in common stocks of small- and mid-capitalization companies. At the same time, the fund's name changed from Technology Fund to Small-Mid Cap Core Fund. As a result, the performance information presented below for periods prior to October 3, 2005, reflects the performance of an investment



                              18
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries


Small-Mid Cap Core Fund CONTINUED



portfolio that was materially different from the investment portfolio of the Small-Mid Cap Core Fund.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)


(BAR CHART)

1995                                                                             40.93%
1996                                                                             22.12%
1997                                                                              6.91%
1998                                                                             32.47%
1999                                                                            191.79%
2000                                                                            -45.85%
2001                                                                            -55.71%
2002                                                                            -42.14%
2003                                                                             55.47%
2004                                                                              4.00%


Best Quarter:
Quarter ended                             December 31, 1999           80.60%
Worst Quarter:
Quarter ended                             March 31, 2001             (48.79)%



AVERAGE ANNUAL                                                            Since
TOTAL RETURNS                   Inception      One      Five     Ten  Inception
AS OF 12/31/04(2)                    Date     Year     Years   Years  (Class C)
-------------------------------------------------------------------------------
Small-Mid Cap Core Fund
-------------------------------------------------------------------------------
 Class A (return before taxes)     4/4/94  (1.72)%  (26.67)%   4.19%        N/A
-------------------------------------------------------------------------------
 Class A (return after taxes
 on distributions)                         (1.72)%  (27.42)%   1.72%        N/A
-------------------------------------------------------------------------------
 Class A (return after taxes
 on distributions and sale of
 fund shares)                              (1.12)%  (19.50)%   3.53%        N/A
-------------------------------------------------------------------------------
 Class B (return before taxes)    8/15/94  (1.73)%  (26.63)%   4.00%        N/A
-------------------------------------------------------------------------------
 Class C (return before taxes)     2/1/00    2.25%       N/A     N/A   (27.50)%
-------------------------------------------------------------------------------
Merrill Lynch 100 Technology
Index(3)
(reflects no deduction for
fees, expenses, or taxes)                    7.36%  (14.52)%  12.90%   (14.46)%
-------------------------------------------------------------------------------
Russell 2500 Index(4)
(reflects no deduction for
fees, expenses or taxes)                    16.73%     6.83%  12.10%      7.47%
-------------------------------------------------------------------------------



(1)Total return for the period 1/1/05 through 9/30/05 was (3.03)%.



(2)Small-Mid Cap Core Fund's 1999 returns were primarily achieved buying IPOs and technology related stocks in a period favorable for these investments. Such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.



(3)An equally weighted index of the 100 largest technology companies, as measured by market capitalization. The since inception performance of the index is calculated from 1/31/00.



(4)Previously, the fund used the Merrill Lynch 100 Technology Index as a benchmark. Going forward, the fund's performance will be compared to the Russell 2500 Index because of the change in principal investment strategies. The Russell 2500 Index is an unmanaged small- and mid-cap index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The since inception performance of the index is calculated from 1/31/00.



FEES AND EXPENSES



As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.



----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)        5.50%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                   0.00%(2)     5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                  $50          $50          $50
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------
  Management Fees                            0.70%        0.70%        0.70%
  Distribution and/or Service (12b-1)
  Fees                                       0.25%        1.00%        1.00%
  Other Expenses(3)                          0.37%        0.37%        0.37%
  Total Annual Fund Operating Expenses(3)    1.32%        2.07%        2.07%
-----------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(3)Based on the fund's fiscal year ended September 30, 2005, not including extraordinary expenses incurred in connection with the Fund's investment strategy changes. Including extraordinary expenses, Other Expenses would have been 0.55% for each share class, and Total Annual Fund Operating Expenses would have been 1.50%, 2.25% and 2.25% respectively, for Class A, Class B and Class C shares.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
  1 year                   $677         $710           $210         $310           $210
---------------------------------------------------------------------------------------
  3 years                  $945       $1,049           $649         $649           $649
---------------------------------------------------------------------------------------
  5 years                $1,234       $1,314         $1,114       $1,114         $1,114
---------------------------------------------------------------------------------------
 10 years                $2,053       $2,208         $2,208       $2,400         $2,400



                              19
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Small Cap Growth Opportunities Fund


OBJECTIVE

Small Cap Growth Opportunities Fund has an objective of growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $17 million to $3.5 billion.


The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

- above average growth in revenue and earnings.

- strong competitive position.

- strong management.

- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Initial Public Offering (IPO) Risk


- Small-Cap Stock Risk


See "More About the Funds" for a discussion of these risks.


OTHER INFORMATION

As a result of an internal review, the advisor uncovered an action involving potentially improper trading of a portfolio security held in the First American Small Cap Growth Opportunities Fund. The advisor engaged an outside law firm to conduct a review of these trades, and, as a result of this review, the law firm concluded that no employee of the advisor violated the applicable securities laws. The advisor has voluntarily reported this to the fund's board of directors and to the Securities and Exchange Commission (SEC). The SEC is conducting an informal inquiry into this matter, and the advisor is cooperating fully with the SEC in its inquiry.

FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              20
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Small Cap Growth Opportunities Fund CONTINUED



Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2,3)


(BAR CHART)

1996                                                                             56.80%
1997                                                                             13.63%
1998                                                                             -2.73%
1999                                                                            136.23%
2000                                                                             11.29%
2001                                                                              5.15%
2002                                                                            -25.80%
2003                                                                             59.13%
2004                                                                              0.59%

Best Quarter:
Quarter ended                             December 31, 1999     70.70%
Worst Quarter:
Quarter ended                             September 30, 1998    (30.87)%


AVERAGE ANNUAL TOTAL                                       Since      Since      Since
RETURNS                      Inception     One   Five  Inception  Inception  Inception
AS OF 12/31/04(2,3)               Date    Year  Years  (Class A)  (Class B)  (Class C)
--------------------------------------------------------------------------------------
Small Cap Growth
Opportunities Fund
--------------------------------------------------------------------------------------
 Class A (return before
 taxes)                         8/1/95  (4.94)% 5.60%     21.85%        N/A        N/A
--------------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions)                (7.41)% 2.50%     17.08%        N/A        N/A
--------------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions and
 sale of fund shares)                   (1.76)% 3.00%     16.46%        N/A        N/A
--------------------------------------------------------------------------------------
 Class B (return before
 taxes)                         3/1/99  (4.49)% 5.77%        N/A     23.03%        N/A
--------------------------------------------------------------------------------------
 Class C (return before
 taxes)                        9/24/01  (1.00)%   N/A        N/A        N/A     13.65%
--------------------------------------------------------------------------------------
Russell 2000 Growth
Index(4) (reflects no
deduction for fees,
expenses, or taxes)                     14.31%  (3.57)%     5.13%     3.87%     13.75%
--------------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 7.03%.



(2)On 12/12/02, the fund changed its main investment strategy such that it was permitted to invest in securities of companies with market capitalizations within the range of companies in the Russell 2000 Index. Previously, the fund invested primarily in companies with market capitalizations of below $500 million at the time of purchase. Performance presented prior to 9/24/01 represents that of the Firstar MicroCap Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.



(3)Small Cap Growth Opportunities Fund's 1999 returns were higher due in substantial part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.



(4)An unmanaged index that measures the performance of those companies in the Russell 2000 Index (a small-cap index) with higher price-to-book ratios and higher forecasted growth values.

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)        5.50%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                   0.00%(2)     5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                  $50          $50          $50
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------
  Management Fees                            1.00%        1.00%        1.00%
  Distribution and/or Service (12b-1)
  Fees                                       0.25%        1.00%        1.00%
  Other Expenses                             0.31%        0.31%        0.31%
  Total Annual Fund Operating Expenses(3)    1.56%        2.31%        2.31%
-----------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers and restated to reflect the current management fee. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.47%, 2.22%, and 2.22%, respectively, for Class A, Class B, and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
  1 year                   $700         $734           $234         $334           $234
---------------------------------------------------------------------------------------
  3 years                $1,016       $1,121           $721         $721           $721
---------------------------------------------------------------------------------------
  5 years                $1,353       $1,435         $1,235       $1,235         $1,235
---------------------------------------------------------------------------------------
 10 years                $2,304       $2,458         $2,458       $2,646         $2,646



                              21
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Small Cap Select Fund


OBJECTIVE

Small Cap Select Fund has an objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $17 million to $3.5 billion.



In selecting stocks, the fund's advisor invests in companies that it believes meet at least two of the following criteria:



- attractively valued relative to other companies in the same industry or market.



- good or improving fundamentals.



- an identifiable catalyst that could increase the value of the company's stock over the next one or two years.



The fund's advisor generally will sell a stock if any of the following has occurred:



- the stock has hit its price target and the company is no longer attractively valued relative to other companies in the same industry or market.



- the company's fundamentals have significantly deteriorated.



- a catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.



- a better alternative exists in the marketplace.


In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Initial Public Offering (IPO) Risk



- Small-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                              22
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Small Cap Select Fund CONTINUED



Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)


(BAR CHART)

1995                                                                             17.14%
1996                                                                             10.50%
1997                                                                             20.51%
1998                                                                             -8.07%
1999                                                                             16.70%
2000                                                                             19.71%
2001                                                                             12.08%
2002                                                                            -17.97%
2003                                                                             44.19%
2004                                                                             15.35%

Best Quarter:
Quarter ended                             December 31, 2001      27.35%
Worst Quarter:
Quarter ended                             September 30, 1998    (24.80)%


AVERAGE ANNUAL                                                        Since      Since
TOTAL RETURNS               Inception     One    Five        Ten  Inception  Inception
AS OF 12/31/04(2)                Date    Year   Years      Years  (Class B)  (Class C)
--------------------------------------------------------------------------------------
Small Cap Select Fund
--------------------------------------------------------------------------------------
 Class A (return before
 taxes)                        5/6/92   8.98%  11.59%     11.22%        N/A        N/A
--------------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions)                4.58%   8.82%      8.77%        N/A        N/A
--------------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions
 and sale of fund shares)               8.08%   8.79%      8.52%        N/A        N/A
--------------------------------------------------------------------------------------
 Class B (return before
 taxes)                        3/6/95   9.90%  11.79%        N/A     10.78%        N/A
--------------------------------------------------------------------------------------
 Class C (return before
 taxes)                       9/24/01  13.57%     N/A        N/A        N/A     18.35%
--------------------------------------------------------------------------------------
Russell 2000 Index(3)
(reflects no deduction for
fees, expenses, or taxes)              18.33%   6.61%     11.54%     11.48%     18.18%
--------------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 5.82%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.



(3)An unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)        5.50%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                   0.00%(2)     5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                  $50          $50          $50
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------
  Management Fees                            0.70%        0.70%        0.70%
  Distribution and/or Service (12b-1)
  Fees                                       0.25%        1.00%        1.00%
  Other Expenses                             0.30%        0.30%        0.30%
  Total Annual Fund Operating Expenses(3)    1.25%        2.00%        2.00%
-----------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's full fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
  1 year                   $670         $703           $203         $303           $203
---------------------------------------------------------------------------------------
  3 years                  $925       $1,027           $627         $627           $627
---------------------------------------------------------------------------------------
  5 years                $1,199       $1,278         $1,078       $1,078         $1,078
---------------------------------------------------------------------------------------
 10 years                $1,978       $2,134         $2,134       $2,327         $2,327



                              23
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Small Cap Value Fund


OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $17 million to $3.5 billion.


In selecting stocks, the fund's advisor invests in securities it believes meet at least two of the following criteria:


- undervalued relative to other securities in the same industry or market.



- good or improving fundamentals.


- an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Small-Cap Stock Risk



See "More About the Funds -- Principal Risks" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                              24
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Small Cap Value Fund CONTINUED



Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)


(BAR CHART)

1995                                                                             47.30%
1996                                                                             20.07%
1997                                                                             20.07%
1998                                                                             -8.47%
1999                                                                              5.93%
2000                                                                             20.15%
2001                                                                              5.03%
2002                                                                            -14.34%
2003                                                                             42.92%
2004                                                                             19.33%


Best Quarter:
Quarter ended                             June 30, 2003         18.85%
Worst Quarter:
Quarter ended                             September 30, 1998    (23.21)%



AVERAGE ANNUAL                                                      Since      Since
TOTAL RETURNS             Inception     One    Five        Ten  Inception  Inception
AS OF 12/31/04(2)              Date    Year   Years      Years  (Class B)  (Class C)
------------------------------------------------------------------------------------
Small Cap Value Fund
------------------------------------------------------------------------------------
 Class A (return before
 taxes)                      1/1/88  12.76%  11.74%     13.63%        N/A        N/A
------------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions)              9.81%   9.22%     10.93%        N/A        N/A
------------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions
 and sale of fund
 shares)                             11.09%   9.03%     10.55%        N/A        N/A
------------------------------------------------------------------------------------
 Class B (return before
 taxes)                    11/24/97  13.36%  11.88%        N/A      7.44%        N/A
------------------------------------------------------------------------------------
 Class C (return before
 taxes)                      2/1/99  17.44%  12.16%        N/A        N/A     11.90%
------------------------------------------------------------------------------------
Russell 2000 Value
Index(3)
(reflects no deduction
for fees, expenses, or
taxes)                               22.25%  17.23%     15.17%     11.20%     14.64%
------------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 4.35%.



(2)On 11/21/97, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. Performance prior to 11/21/97 is adjusted to reflect Small Cap Value Fund's Class A share fees and expenses, before any fee waivers.



(3)An unmanaged index that measures the performance of those companies in the Russell 2000 Index (a small-cap index) with lower price-to-book ratios and lower forecasted growth values.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)        5.50%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                   0.00%(2)     5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                  $50          $50          $50
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------
  Management Fees                            0.70%        0.70%        0.70%
  Distribution and/or Service (12b-1)
  Fees                                       0.25%        1.00%        1.00%
  Other Expenses                             0.31%        0.31%        0.31%
  Total Annual Fund Operating Expenses(3)    1.26%        2.01%        2.01%
-----------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
  1 year                   $671         $704           $204         $304           $204
---------------------------------------------------------------------------------------
  3 years                  $928       $1,030           $630         $630           $630
---------------------------------------------------------------------------------------
  5 years                $1,204       $1,283         $1,083       $1,083         $1,083
---------------------------------------------------------------------------------------
 10 years                $1,989       $2,144         $2,144       $2,338         $2,338



                              25
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Real Estate Securities Fund


OBJECTIVE

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that invest in residential or commercial real estate. REITs generally can be divided into the following three types:

- equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

- mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

- hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Non-Diversification Risk



- Real Estate Sector Risk



- Real Estate Investment Trust Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                              26
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Real Estate Securities Fund CONTINUED



Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)


(BAR CHART)

1996                                                                             30.63%
1997                                                                             19.21%
1998                                                                            -16.16%
1999                                                                             -3.91%
2000                                                                             31.96%
2001                                                                              9.50%
2002                                                                              7.13%
2003                                                                             37.23%
2004                                                                             32.06%
2005


Best Quarter:
Quarter ended                             December 31, 2004     16.83%
Worst Quarter:
Quarter ended                             September 30, 1998    (9.78)%



                                                                  Since
AVERAGE ANNUAL                                                Inception      Since
TOTAL RETURNS                 Inception     One     Five       (Class A  Inception
AS OF 12/31/04                     Date    Year    Years   and Class B)  (Class C)
----------------------------------------------------------------------------------
Real Estate Securities Fund
----------------------------------------------------------------------------------
 Class A (return before
 taxes)                         9/29/95  24.82%   21.53%         14.53%        N/A
----------------------------------------------------------------------------------
 Class A (return after taxes
 on distributions)                       21.57%   18.61%         11.75%        N/A
----------------------------------------------------------------------------------
 Class A (return after taxes
 on distributions and sale
 of fund shares)                         16.98%   17.14%         11.00%        N/A
----------------------------------------------------------------------------------
 Class B (return before
 taxes)                         9/29/95  26.12%   21.83%         14.35%        N/A
----------------------------------------------------------------------------------
 Class C (return before
 taxes)                          2/1/00  30.12%      N/A            N/A     22.18%
----------------------------------------------------------------------------------
Morgan Stanley REIT Index(2)
(reflects no deduction for
fees, expenses, or taxes)                31.49%   21.67%         14.70%     21.79%
----------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 10.41%.



(2)An unmanaged index of the most actively traded real estate investment trusts.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)        5.50%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                   0.00%(2)     5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                  $50          $50          $50
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------
  Management Fees                            0.70%        0.70%        0.70%
  Distribution and/or Service (12b-1)
  Fees                                       0.25%        1.00%        1.00%
  Other Expenses                             0.30%        0.30%        0.30%
  Total Annual Fund Operating Expenses(3)    1.25%        2.00%        2.00%
-----------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
  1 year                   $670         $703           $203         $303           $203
---------------------------------------------------------------------------------------
  3 years                  $925       $1,027           $627         $627           $627
---------------------------------------------------------------------------------------
  5 years                $1,199       $1,278         $1,078       $1,078         $1,078
---------------------------------------------------------------------------------------
 10 years                $1,978       $2,134         $2,134       $2,327         $2,327



                              27
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

International Fund


OBJECTIVE

International Fund has an objective of long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

- that are domiciled in countries other than the United States, or

- that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.


Stocks are selected by determining which companies represent the most attractive valuation opportunity within their local market. Focus is placed on companies expected to grow more quickly than their peers, but where this growth is not fully reflected in the current valuation. As a second stage of the process, these companies are compared to their peers within their industry on a cross-border basis by a team of global sector specialists, seeking to identify the most attractive companies within each industry.



Up to 15% of the fund's total assets may be invested in equity securities of emerging markets issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.


Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk


- Emerging Markets Risk


- Foreign Currency Hedging Transaction Risk



- International Investing Risk



- Mid-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                              28
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

International Fund CONTINUED



Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)


(BAR CHART)

1995                                                                              9.41%
1996                                                                              9.98%
1997                                                                              4.68%
1998                                                                             17.42%
1999                                                                             50.47%
2000                                                                            -15.58%
2001                                                                            -23.52%
2002                                                                            -19.10%
2003                                                                             36.08%
2004                                                                             10.68%

Best Quarter:
Quarter ended                             December 31, 1999     27.41%
Worst Quarter:
Quarter ended                             September 30, 2002    (19.18)%


AVERAGE ANNUAL                                                      Since      Since
TOTAL RETURNS              Inception     One   Five        Ten  Inception  Inception
AS OF 12/31/04(2,3)             Date    Year  Years      Years  (Class B)  (Class C)
------------------------------------------------------------------------------------
International Fund
------------------------------------------------------------------------------------
 Class A (return before
 taxes)                       5/2/94   4.57%  (5.75)%     5.17%       N/A        N/A
------------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions)               4.37%  (6.26)%     3.95%       N/A        N/A
------------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions
 and sale of fund shares)              2.97%  (4.95)%     3.81%       N/A        N/A
------------------------------------------------------------------------------------
 Class B (return before
 taxes)                       3/6/95   4.77%  (5.73)%       N/A     5.56%        N/A
------------------------------------------------------------------------------------
 Class C (return before
 taxes)                      9/24/01   8.85%    N/A        N/A        N/A      9.09%
------------------------------------------------------------------------------------
Morgan Stanley Capital
International Europe,
Australasia, Far East
Index(4)
(reflects no deduction
for fees, expenses, or
taxes)                                20.70%  (0.80)%     5.94%     5.89%     15.30%
------------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 6.53%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar International Growth Fund, a series of Firstar Funds, Inc. which, together with Firstar International Value Fund, merged into the fund on that date.



(3)Prior to 12/9/04, the fund's assets were managed by a different sub-advisor.



(4)An unmanaged index of common stocks in Europe, Australia, and the Far East. The since inception performance of the index for Class B shares is calculated from 3/31/95.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)        5.50%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                   0.00%(2)     5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                  $50          $50          $50
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------
  Management Fees                            1.00%        1.00%        1.00%
  Distribution and/or Service (12b-1)
  Fees                                       0.25%        1.00%        1.00%
  Other Expenses                             0.29%        0.29%        0.29%
  Total Annual Fund Operating Expenses(3)    1.54%        2.29%        2.29%
-----------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers and restated to reflect the current management fee. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.52%, 2.27%, and 2.27%, respectively, for Class A, Class B, and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
  1 year                   $698         $732           $232         $332           $232
---------------------------------------------------------------------------------------
  3 years                $1,010       $1,115           $715         $715           $715
---------------------------------------------------------------------------------------
  5 years                $1,343       $1,425         $1,225       $1,225         $1,225
---------------------------------------------------------------------------------------
 10 years                $2,284       $2,438         $2,438       $2,626         $2,626



                              29
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

More About the Funds



Investment Strategies, Risks and Other Investment Matters



OBJECTIVES



The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.



INVESTMENT STRATEGIES



The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. This section provides information about some additional non-principal strategies that the funds' investment advisor may use to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.



Temporary Investments.   In an attempt to respond to adverse market, economic,
political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.



Effective Maturity and Effective Duration.   Balanced Fund normally attempts to
maintain a weighted average effective maturity for the debt securities in its portfolio of 15 years or less. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.



Balanced Fund normally also attempts to maintain an average effective duration of three to eight years for the debt securities portion of its portfolio. Effective duration, another measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates.



Portfolio Turnover.   Fund managers may trade securities frequently, resulting,
from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.



PRINCIPAL RISKS



The principal risks of investing in each fund are identified in the "Fund Summaries" section. These risks are described below.



Active Management Risk.   Each fund is actively managed and its performance
therefore will reflect in part the advisor's or sub-advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.



Call Risk.   Balanced Fund's investments in debt securities are subject to call risk. Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Balanced Fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.



Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular fund invests, such as value stocks, growth stocks, large-capitalization stocks, mid-capitalization stocks, small-capitalization stocks and/or micro-capitalization stocks, may underperform the market as a whole.



Credit Risk.   Balanced Fund and Equity Income Fund are subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities or that the other party to an investment contract will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. When a



                              30
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



fund purchases unrated securities, it will depend on the advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or S&P.



Derivative Instrument Risk.   The use of derivative instruments, such as
options, futures contracts, and options on futures contracts, exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor or sub-advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's or sub-advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.



Dollar Roll Transaction Risk.   In a dollar roll transaction, Balanced Fund
sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit Balanced Fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.



Emerging Markets Risk.   Up to 15% of International Fund's total assets may be
invested in equity securities of emerging markets issuers. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.


Foreign Currency Hedging Transaction Risk.   In order to hedge against adverse
movements in currency exchange rates, International Fund may enter into forward foreign currency exchange contracts. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.



Foreign Security Risk.   Each fund (other than Real Estate Securities Fund) may
invest in dollar denominated foreign securities. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.



Income Risk.   Balanced Fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk" above, or prepaid, see "Mortgage and Asset-Backed Securities Risk" below) in lower-yielding securities.



Initial Public Offering (IPO) Risk.   Most IPOs involve a high degree of risk
not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.



Interest Rate Risk.   Debt securities in Balanced Fund and Equity Income Fund
will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to



                              31
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



interest rate changes. One measure of interest rate risk is effective duration, explained above in "Investment Strategies."



International Investing Risk.   International Fund invests primarily in equity
securities that trade in markets other than the United States. International investing involves risks not typically associated with U.S. investing. These risks include:



Currency Risk. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect International Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the fund.



Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.



Foreign Tax Risk. International Fund's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the SAI for details.



Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.



Investment Restriction Risk. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.



Political and Economic Risks. International investing is subject to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets.



Mid-Cap Stock Risk.   While stocks of mid-cap companies may be slightly less
volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.



Mortgage- and Asset-Backed Securities Risk. Mortgage-backed securities in which Balanced Fund may invest are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities in which Balanced Fund may invest are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. Balanced Fund must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments. Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause the mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.



Non-Diversification Risk.   Real Estate Securities Fund is non-diversified. This
means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.



Non-Investment Grade Securities Risk.   Balanced Fund and Equity Income Fund may
invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.



                              32
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



Real Estate Investment Trust (REIT) Risk.   Real Estate Securities Fund invests
a majority of its assets in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property.



A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by the fund will fail to qualify for this tax-free pass-through treatment of its income.



By investing in REITS indirectly through a fund, in addition to bearing a proportionate share of the expenses of the fund, you will also indirectly bear similar expenses of the REITs in which the fund invests.



Real Estate Sector Risk.   The stocks of companies within specific industries or
sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector. Real Estate Securities Fund invests primarily in equity securities of publicly traded companies in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.



Small-Cap Stock Risk.   Stocks of small-cap companies involve substantial risk.
These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price. Stocks at the bottom end of the capitalization range in which Small-Mid Cap Core Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund and Small Cap Value Fund may invest sometimes are referred to as "micro-cap" stocks. These stocks may be subject to extreme price volatility, as well as limited liquidity and limited research.



DISCLOSURE OF PORTFOLIO HOLDINGS



A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.



                              33
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares



GENERAL



You may purchase, redeem, or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.



The funds have authorized certain investment professionals and financial institutions ("authorized financial intermediaries") to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be based on that day's net asset value (NAV) per share if your order is received by the funds or an authorized financial intermediary in proper form prior to the time the funds calculate their NAV. See "Calculating Net Asset Value" below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase Shares," "How to Redeem Shares," and "How to Exchange Shares."



Some investment professionals or financial institutions may charge a fee for helping you purchase or redeem shares. Contact your investment professional or financial institution for more information. No such fee will be imposed if you purchase shares directly from the funds.



SHORT-TERM TRADING OF FUND SHARES



The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds' Board of Directors has adopted policies and procedures designed to detect and deter short-term trading in the funds' shares that may disadvantage long-term fund shareholders. These policies are described below. The funds do not accommodate trading in the funds' shares in violation of these policies. As discussed below, however, there is no guarantee that the funds will be able to detect such trading in all accounts. See "Omnibus Accounts" below. These policies do not apply to purchases and sales of fund shares by other First American Funds.



Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.



In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.



Short-Term Trading Policies.   The funds' advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.



Certain transactions are not subject to the funds' short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio re-balancings in fee-based programs of registered investment



                              34
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



advisors, financial planners and registered broker-dealers; and similar transactions.



Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds seek to apply their short-term trading policies and procedures to these omnibus account arrangements and will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.



While the funds will request that financial intermediaries apply the funds' short-term trading policies to their customers who invest indirectly in the funds, the funds are limited in their ability to monitor the trading activity or enforce the funds' short-term trading policies with respect to customers of financial intermediaries. For example, the funds might not be able to detect any short-term trading facilitated by a financial intermediary, if this were to occur.



SHARE CLASSES


The funds issue their shares in multiple classes. This prospectus offers Class A, Class B, and Class C shares, which have different cost structures. You should decide which class best suits your needs.


Class A shares may be a better choice if your investment qualifies for a reduced sales charge. You should not place Class B or Class C share orders that would cause your total investment in First American Funds Class A, B and C shares (not including First American money market funds) to equal or exceed $100,000 in the case of an order for Class B shares or $1 million dollars in the case of an order for Class C shares, using the aggregation principles discussed below under "Determining Your Share Price -- Reducing Your Sales Charge on Class A Shares." To the extent operationally possible, these orders will be automatically rejected.


Class A Shares.   Class A shares have:


- a front-end sales charge, which is reduced for larger purchases.


- annual shareholder servicing (12b-1) fees of 0.25%.


Class B Shares.   Class B shares have:

- no front-end sales charge.


- a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase.



- annual distribution and shareholder servicing (12b-1) fees of 1.00%.



- automatic conversion to Class A shares eight years after purchase. This reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.


Class C Shares.   Class C shares have:


- a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 12 months of purchase.



- annual distribution and shareholder servicing (12b-1) fees of 1.00%.


- Class C shares do not convert to Class A shares so they will continue to have higher annual expenses than Class A shares for as long as you hold them.

12B-1 FEES


Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.



For                        12b-1 fees are equal to:
------------------------------------------------------------
Class A shares             0.25% of average daily net assets
Class B shares             1.00% of average daily net assets
Class C shares             1.00% of average daily net assets


Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.


The funds' distributor uses the shareholder servicing fee to compensate investment professionals and financial institutions (institutions) for sales and/or administrative services performed on behalf of the institution's customers. These institutions receive shareholder servicing fees equal to 0.25% of a fund's Class A, Class B, and Class C share average daily net assets attributable to shares sold through them. For Class A shares, the distributor begins to pay shareholder servicing fees to these institutions immediately after you purchase shares. For Class B and Class C shares, the distributor begins to pay shareholder servicing fees to these institutions one year after you purchase shares, but only if you continue to hold the shares at that time. In both cases, the institutions continue to receive these fees for as long as you hold fund shares. The funds' distributor also pays institutions that sell Class C shares a 0.75% annual distribution fee beginning one year after the



                              35
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



shares are sold. The funds' distributor retains the Class B share 0.75% annual distribution fee in order to finance the payment of sales commissions to institutions which sell Class B shares. See "Determining Your Share
Price -- Class B Shares" below.


ADDITIONAL PAYMENTS TO INSTITUTIONS


The advisor and/or the distributor may pay additional compensation to investment professionals and financial institutions (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the "Fund Summaries" section of the prospectus because they are not paid by the funds.


These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.



You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.



CALCULATING NET ASSET VALUE



The funds generally calculate their NAV per share as of 3:00 p.m. Central time every day the New York Stock Exchange is open.



A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors, except that International Fund may rely on the recommendations of a fair value pricing service approved by the funds' board of directors in valuing foreign securities. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Securities, including securities traded in foreign markets, where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;

- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is no current market value quotation; and

- Securities with limited liquidity, including certain high yield securities and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

International Fund will hold portfolio securities that trade on weekends or other days when the fund does not price its shares. Therefore, the net asset value of International Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.


DETERMINING YOUR SHARE PRICE



Class A Shares. Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or financial institution.


                                                  Maximum
                            Sales Charge        Reallowance
                       As a % of   As a % of     as a % of
                       Purchase    Net Amount    Purchase
                         Price      Invested       Price
-----------------------------------------------------------
Less than $50,000        5.50%       5.82%         5.00%
$50,000 - $99,999        4.50%       4.71%         4.00%
$100,000 - $249,999      3.50%       3.63%         3.25%
$250,000 - $499,999      2.50%       2.56%         2.25%
$500,000 - $999,999      2.00%       2.04%         1.75%
$1 million and over      0.00%       0.00%         0.00%


                              36
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED


The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.


Reducing Your Sales Charge on Class A Shares. As shown in the preceding table, larger purchases of Class A shares reduce the percentage sales charge you pay. In determining whether you are entitled to pay a reduced sales charge, you may aggregate certain other purchases with your current purchase, as described below.



It is your responsibility to determine whether you are entitled to pay a reduced sales charge. The fund is not responsible for making this determination. To receive a reduced sales charge, you must notify the fund at the time of the purchase order that a quantity discount may apply to your current purchase. If you purchase shares by mail, you must notify the fund in writing. Otherwise, simply inform your investment professional or financial institution, or Investor Services if you are purchasing shares directly from the funds, and they will notify the fund.


You should provide your investment professional or financial institution with information or records regarding any other accounts in which there are holdings eligible to be aggregated, including:


- all of your accounts at your investment professional's firm or at your financial institution.



- all of your accounts at any other firm or financial institution.


- all accounts of any related party (such as a spouse or dependent child) held with any investment professional or financial institution.

You should keep the records necessary to demonstrate the purchase price of shares held in these accounts since neither the fund and its transfer agent nor your investment professional or financial institution may have this information.


Prior Purchases. Prior purchases of Class A, Class B, and Class C shares of any First American Fund (except a money market fund) will be factored into your sales charge calculation. You will receive credit for the current net asset value of the other Class A, Class B, and Class C shares you hold at the time of your purchase, including shares held in individual retirement, custodial and personal trust accounts. For example, let's say you're making a $10,000 investment and you already own other First American Fund Class A shares that are currently valued at $45,000. You will receive credit for the current value of these shares and your sales charge will be based on a total purchase amount of $55,000. If the current net asset value of your shares is less than their original purchase price, you may receive credit for their original purchase price instead, but only if you provide a written request to the funds and provide them with the records necessary to demonstrate the shares' purchase price.



Purchases by Related Accounts. Concurrent and prior purchases by certain other accounts of Class A, Class B, and Class C shares of any First American Fund also will be combined with your purchase to determine your sales charge. The fund will combine purchases made by you, your spouse or domestic partner, and your dependent children when it calculates the sales charge, including purchases in individual retirement, custodial and personal trust accounts.



Letter of Intent. If you plan to invest $50,000 or more over a 13-month period in Class A, Class B, or Class C shares of any First American Fund except the money market funds, you may reduce your sales charge for Class A purchases by signing a non-binding letter of intent. If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "Class A Share Investments of Over $1 Million" below.



More information on these ways to reduce your sales charge appears in the SAI.


Purchasing Class A Shares Without a Sales Charge. The following persons may purchase the fund's Class A shares at net asset value without a sales charge:


- full-time employees and retirees of the advisor.



- directors and advisory board members of the advisor's affiliates.



- current and retired officers and directors of the funds.



- full-time employees of any broker-dealer authorized to sell fund shares.



- full-time employees of the fund's counsel.



- members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).



- persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.



- trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.



- group retirement plans sponsored or administered by affiliates of the advisor.



- group retirement plans with at least $2.5 million in plan assets. (This minimum may be waived at the discretion of the distributor for purchases by group retirement plans made through financial institutions such as banks or record keepers.)



- certain Country Fund shareholders purchasing shares of Equity Income Fund, Mid Cap Growth Opportunities Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund or International Fund. See the SAI.



Class A Share Investments of Over $1 Million. There is no initial sales charge on Class A share purchases of $1 million or more (including purchases that reach the $1 million level as a result of aggregating prior purchases and



                              37
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



purchases by related accounts). However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase in the case of a partial redemption. If you redeem all of your shares, the CDSC is based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.



To help lower your costs, shares that are not subject to a CDSC will be redeemed first. Other shares will then be redeemed in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:



- redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.



- redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.



- redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. The systematic withdrawal limit will be based on the market value of your account at the time of each withdrawal.



- redemptions required as a result of over contribution to an IRA plan.



Switch Program.   As a condition of the Edward D. Jones & Co., L.P. ("Edward
Jones") court settlement for undisclosed revenue sharing arrangements with mutual fund complexes not affiliated with the First American Funds, Edward Jones provided its customers the opportunity to exchange shares of those mutual fund complexes for shares of other mutual funds, including the First American Funds, at net asset value during the 90 day period from August 19 until November 16, 2005.



Additional Information.   A link to information regarding the funds' sales
charge breakpoints for Class A shares is available on the funds' web site at http://www.firstamericanfunds.com.



Class B Shares.   Your purchase price for Class B shares is their net asset
value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a CDSC. Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to investment professionals and financial institutions that sell Class B shares. The funds' distributor receives any CDSC imposed when you sell your Class B shares.


Your CDSC will be based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be redeemed in the order that minimizes your CDSC.


Year since purchase                     CDSC as a % of the
of original fund shares               value of your shares
----------------------------------------------------------
First                                          5%
Second                                         5%
Third                                          4%
Fourth                                         3%
Fifth                                          2%
Sixth                                          1%
Seventh                                        0%
Eighth                                         0%

The CDSC you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your CDSC.

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchased the shares.


The CDSC for Class B shares will be waived in the same circumstances as the Class A shares CDSC. See "Class A Share Investments of Over $1 Million" above.



Class C Shares.   Your purchase price for Class C shares is their net asset
value -- there is no front-end sales charge. However, if you redeem your shares within 12 months of purchase, you will be assessed a CDSC of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC you pay may differ slightly from this amount because of rounding that occurs in the calculation used to determine your CDSC. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be redeemed in the order that minimizes your CDSC.



Although you pay no front-end sales charge when you purchase Class C shares, the funds' distributor pays a sales commission of 1% of the amount invested to investment professionals or participating institutions that sell Class C shares. The distributor receives any CDSC imposed when you redeem your Class C shares.



The CDSC for Class C shares will be waived in the same circumstances as the Class A CDSC. See "Class A Share Investments Over $1 Million" above.



Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.



HOW TO PURCHASE SHARES


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial


                              38
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED


institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.


You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for shares offered through certain institutions and for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.



By Phone.   You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the fund's distributor. You also may place purchase orders of $100 or more by calling Investor Services at 800 677-FUND. Funds will be transferred electronically from your bank account through the Automated Clearing House (ACH) network. Before making a purchase by electronic funds transfer, you must submit a new account form to the funds and elect this option. Be sure to include all of your banking information on the form.



By Wire.   You may purchase shares by making a wire transfer from your bank.
Before making an initial investment by wire, you must submit a new account form to the funds. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next NAV calculated after the funds' custodian receives your payment by wire. Before making any additional purchases by wire, you should call Investor Services at 800 677-FUND. You cannot purchase shares by wire on days when federally chartered banks are closed.


You cannot purchase shares by wire on days when federally chartered banks are closed.


By Mail.   To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:


First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

- all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.


- cash, money orders, cashier's checks for less than $10,000, third-party checks, Treasury checks, credit card checks, traveler's checks, starter checks, and credit cards will not be accepted.


- if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred as a result of your check failing to clear.


Investing Automatically.   To purchase shares as part of a savings discipline,
you may add to your investment on a regular basis:


- by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.


- through automatic monthly exchanges of your First American fund into another First American Fund of the same class.


You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.


HOW TO REDEEM SHARES



When you redeem shares, the proceeds normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.



To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing securities in the fund's portfolio, rather than paying you in cash. See "Redemption in Kind" below.



By Phone.   If you purchased shares through an investment professional or financial institution, simply call them to redeem your shares.



If you did not purchase shares through an investment professional or financial institution, you may redeem your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. The First American funds reserve the right to limit telephone redemptions to $50,000 per day.



If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not



                              39
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED


be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.


By Mail.   To redeem shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:


First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

- name of the fund.

- account number.

- dollar amount or number of shares redeemed.

- name on the account.

- signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

- you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

- you would like the check mailed to an address other than the address on the fund's records, or you have changed the address on the fund's records within the last 30 days.

- your redemption request is for $50,000 or more.

- bank information related to an automatic investment plan, telephone purchase or telephone redemption is changed.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.


Systematic Withdrawals.   If your account has a value of $5,000 or more, you may
redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.


You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

REDEMPTION IN KIND


Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.



REINVESTING AFTER A REDEMPTION



If you redeem Class A shares of a First American Fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American Fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.


HOW TO EXCHANGE SHARES


If your investment goals or your financial needs change, you may move from one First American Fund to another First American Fund. There is no fee to exchange shares.



Generally, you may exchange your shares only for the same class of shares of the other fund. However, you may exchange your Class A shares for Class Y shares of the same or another First American Fund if you subsequently become eligible to purchase Class Y shares.



Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American Fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American Fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.



Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Short-Term Trading of Fund Shares" above.



By Phone.   If both funds have identical shareholder registrations, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call Investor Services at 800 677-FUND.



                              40
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



By Mail.   To exchange shares by written request, please follow the procedures under "How to Redeem Shares" above. Be sure to include the names of both funds involved in the exchange.



ACCOUNTS WITH LOW BALANCES



If your account balance falls below $500 as a result of redeeming or exchanging shares, the funds reserve the right to either:



- deduct a $50 annual account maintenance fee, or



- close your account and send you the proceeds, less any applicable contingent deferred sales charge.



Before taking any action, however, the funds will send you written notice of the action they intend to take and give you 30 days to re-establish a minimum account balance of $500.


TELEPHONE TRANSACTIONS


You may purchase, redeem, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.


The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.


It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.



                              41
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Policies and Services
Managing Your Investment

STAYING INFORMED

Shareholder Reports.   Shareholder reports are mailed twice a year, in December
and June. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.


Statements and Confirmations.   Statements summarizing activity in your account
are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements for shares held in a brokerage account.


DIVIDENDS AND DISTRIBUTIONS


Dividends from net investment income are declared and paid monthly for Equity Income Fund and Large Cap Value Fund, and quarterly for Balanced Fund, Large Cap Select Fund, Mid Cap Value Fund, and Real Estate Securities Fund. For International Fund, Large Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, Small-Mid Cap Core Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, and Small Cap Value Fund, dividends from net investment income, if any, are declared and paid annually. For each of the funds, any capital gains are distributed at least once each year.


On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.


Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American Fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.


TAXES


Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.


Taxes on Distributions.   Each fund pays its shareholders dividends from its net
investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).


Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends paid from the net investment income of each fund are taxable either as ordinary income or as "qualified dividends," which are taxable at the same rates as long-term capital gains (currently, subject to a maximum rate of 15%). Each fund will inform its shareholders of the portion of its dividends (if any) that constitutes "qualified dividends." Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, distributions for Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Small-Mid Cap Core Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, and Small Cap Value Fund are expected to consist primarily of capital gains. Distributions for Real Estate Securities Fund are expected to consist primarily of ordinary income. It is not expected that a significant portion of the dividends paid by Real Estate Securities Fund will constitute "qualified dividends."


Taxes on Transactions.   The sale of fund shares, or the exchange of one fund's
shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                              42
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Policies and Services
Managing Your Investment CONTINUED

Foreign Tax Credits.   International Fund may be required to pay withholding and
other taxes imposed by foreign countries. If International Fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If International Fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.


                              43
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information
Management


U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2005, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.



Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed full fiscal year.



                                          Management fee
                                       as a % of average
                                        daily net assets
--------------------------------------------------------
BALANCED FUND                                0.50%
EQUITY INCOME FUND                           0.62%
LARGE CAP GROWTH OPPORTUNITIES FUND          0.62%
LARGE CAP SELECT FUND                        0.60%
LARGE CAP VALUE FUND                         0.62%
MID CAP GROWTH OPPORTUNITIES FUND            0.67%
MID CAP VALUE FUND                           0.66%
SMALL-MID CAP CORE FUND                      0.62%
SMALL CAP GROWTH OPPORTUNITIES FUND*         1.25%
SMALL CAP SELECT FUND                        0.67%
SMALL CAP VALUE FUND                         0.68%
REAL ESTATE SECURITIES FUND                  0.68%
INTERNATIONAL FUND*                          1.04%
--------------------------------------------------------



*Management fees were contractually lowered to 1.00% for Small Cap Growth
 Opportunities Fund and International Fund, effective July 1, 2005



A discussion regarding the basis for the board of directors' approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended September 30, 2005.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Sub-Advisor
J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

J.P. Morgan Investment Management Inc. ("J.P. Morgan"), located at 522 Fifth Avenue, New York, New York, is the sub-advisor for International Fund.


J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of September 30, 2005, J.P. Morgan and its affiliates had approximately $827 billion in assets under management.


Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation in connection with the following:



Custody Services.   U.S. Bank provides custody services to the funds, other than
International Fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.



Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S.
Bancorp Fund Services, LLC (Fund Services), act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund's pro rata portion of up to 0.15% of the aggregate average daily net assets of all open-end funds in the First American family of funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time.



Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services based upon the number of share classes and shareholder accounts maintained. In addition, it receives 0.10% of the relevant fund's average daily net assets for providing certain shareholder services and to reimburse it for making payments to certain financial institutions that maintain and provide services to omnibus accounts.



                              44
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information
Management CONTINUED


Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp
Asset Management, receives distribution and shareholder servicing fees for acting as the funds' distributor.



Securities Lending Services.   In connection with lending their portfolio
securities, the funds pay fees to U.S. Bancorp Asset Management which are equal to 35% of each fund's net income from these securities lending transactions. Effective January 1, 2006, this fee will be reduced to 32%.



Other Compensation.   To the extent that fund shares are held through U.S. Bank
or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds' distributor as well as other payments from the funds' distributor and/or advisor as described above under "Policies and Services -- Purchasing and Redeeming Shares -- Additional Payments to Institutions."


PORTFOLIO MANAGEMENT


The portfolio managers primarily responsible for the Funds' management are:



Balanced Fund.   Jose ("Tony") A. Rodriguez, Senior Managing Director, Head of
Fixed Income. Mr. Rodriguez has co-managed the fund since July 2004. Prior to joining U.S. Bancorp Asset Management in 2002, Mr. Rodriguez was the director and head of global corporate bonds at Credit Suisse Asset Management in New York from 1999 to 2002. He has more than 22 years of financial industry experience.



David A. Chalupnik, CFA, Senior Managing Director, Head of Equities. Mr. Chalupnik has co-managed the fund since July 2004. Prior to joining U.S. Bancorp Asset Management in 2002, Mr. Chalupnik served as chief investment officer for Chicago-based Duff & Phelps Investment Management Co. Mr. Chalupnik has more than 21 years of financial industry experience.



David R. Cline, CFA, Senior Equity Portfolio Manager. Mr. Cline has co-managed the fund since April 2003. Mr. Cline joined U.S. Bancorp Asset Management in 1989 and has 18 years of investment analysis and portfolio management experience.



Equity Income Fund.   Cori B. Johnson, CFA, Senior Equity Portfolio Manager. Ms.
Johnson has served as the primary portfolio manager of the fund since January 1996. Ms. Johnson joined U.S. Bancorp Asset Management in 1991 and has 25 years of financial industry experience, including 14 years in portfolio management.



Gerald C. Bren, CFA, Senior Equity Portfolio Manager. Mr. Bren has co-managed the fund since August 1994. Mr. Bren joined U.S. Bancorp Asset Management in 1972 and has 34 years of financial industry experience, including 21 years in portfolio management.



Large Cap Growth Opportunities Fund.   Thomas A. Gunderson, CFA, Senior Equity
Portfolio Manager. Mr. Gunderson has served as the primary portfolio manager for the fund since December 2003. Prior to joining U.S. Bancorp Asset Management in 2003, he managed large cap growth portfolios at Advantus Capital Management. Mr. Gunderson has been a portfolio manager for 18 years and has 23 years of financial industry experience.



Harold R. Goldstein, Senior Equity Portfolio Manager. Mr. Goldstein has co-managed the fund since July 2002. Prior to joining U.S. Bancorp Asset Management in 2002, he was employed at Lutheran Brotherhood as a portfolio manager, at Shearson Lehman Brothers as manager of institutional equities in Chicago, and at Oppenheimer as an institutional sales person. Mr. Goldstein has 25 years of financial industry experience, including 11 years in portfolio management.



Large Cap Select Fund.   David A. Chalupnik has served as the primary portfolio
manager for the fund since January 2003. Information on Mr. Chalupnik appears above under "Balanced Fund."



Anthony R. Burger, CFA, Director, Quantitative Equity Research. Mr. Burger has co-managed the fund since October 2004. Prior to joining U.S. Bancorp Asset Management in 2003, Mr. Burger was an equity analyst at American Express Financial Advisors in Minneapolis. He has 13 years of financial industry experience.



Thomas A. Mahowald, CFA, Head of Equity Research. Mr. Mahowald has co-managed the fund since October 2004. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. Mahowald served as director of equity research at American Express Financial Advisors since 2001, where he was also an equity analyst. Mr. Mahowald has 17 years of financial industry experience.



Large Cap Value Fund.   Brent D. Mellum, CFA, Senior Equity Portfolio Manager.
Mr. Mellum has served as the primary portfolio manager for the fund since April 2004. Mr. Mellum joined U.S. Bancorp Asset Management in 1993 and has 13 years of financial industry experience, including 11 years in portfolio management.



Kevin V. Earley, CFA, Equity Portfolio Manager. Mr. Earley has co-managed the fund since September 2000. Mr. Earley joined U.S. Bancorp Asset Management in 1997. Mr. Earley has 19 years of financial industry experience, including seven years in portfolio management.



Mid Cap Growth Opportunities Fund.   Thomas A. Gunderson has served as the
primary portfolio manager for the fund since September 2005. Information on Mr. Gunderson appears above under "Large Cap Growth Opportunities Fund."



Harold R. Goldstein has co-managed the fund since September 2005. Information on Mr. Goldstein appears above under "Large Cap Growth Opportunities Fund."



                              45
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information
Management CONTINUED


Mid Cap Value Fund.   Kevin V. Earley has served as the primary portfolio
manager for the fund since October 1999. Information on Mr. Earley appears above under "Large Cap Value Fund."



Brent D. Mellum has co-managed the fund since October 1999. Information on Mr. Mellum appears above under "Large Cap Value Fund."



Small-Mid Cap Core Fund.   Anthony R. Burger has served as the primary portfolio
manager for the fund since May 2005. Information on Mr. Burger appears above under "Large Cap Select Fund."



David A. Chalupnik has co-managed the fund since May 2005. Information for Mr. Chalupnik appears above under "Balanced Fund."



Small Cap Growth Opportunities Fund.   Sean A. McLeod, CFA, Equity Portfolio
Manager. Mr. McLeod has served as the primary portfolio manager for the fund since April 2004. Mr. McLeod was employed by M&I Investment Management Corporation from December 1997 to April 2004 where he served as portfolio manager of the Marshall Small Cap Growth Fund and senior equity analyst on the Marshall Small and Mid Cap Growth Funds. Mr. McLeod has 11 years of financial industry experience.



Robert S. McDougall, CFA, Equity Portfolio Manager. Mr. McDougall has co-managed the fund since May 2004. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. McDougall was a senior equity analyst for the Marshall Small Cap Growth Fund. He has 18 years of financial industry experience.



Small Cap Select Fund.   Allen D. Steinkopf, CFA, Equity Portfolio Manager. Mr.
Steinkopf has served as the primary portfolio manager for the fund since July 2004. Prior to joining U.S. Bancorp Asset Management in 2003, Mr. Steinkopf was employed by Advantus Capital Management from 1986 to 2003 where he served as Vice President and Portfolio Manager. He has 13 years of financial industry experience.



Andrew R. Adams, CFA, Equity Portfolio Manager. Mr. Adams has co-managed the fund since August 2004. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. Adams was the co-manager of the large cap growth portfolio at Knelman Asset Management Group in Minneapolis. Prior to that, he served as a senior equities analyst and an equities analyst at Advantus Capital Management. Mr. Adams has 10 years of financial industry experience.



Small Cap Value Fund.   Chad M. Kilmer, Senior Equity Portfolio Manager. Mr.
Kilmer has served as the primary portfolio manager for the fund since July 2005. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. Kilmer served as a small-cap investment analyst at Gabelli Woodland Partners, a subsidiary of Gabelli Asset management. Mr. Kilmer has eight years of financial industry experience.



Karen L. Bowie, CFA, Equity Portfolio Manager. Ms. Bowie has co-managed the fund since July 2005. Ms. Bowie has more than 22 years of financial industry experience, 13 of which have been with U.S. Bancorp Asset Management in portfolio management, equity research, and fund management.



Real Estate Securities Fund.   John G. Wenker, Head of Real Estate. Mr. Wenker
has served as the primary portfolio manager for the fund since October 1999. Mr. Wenker joined U.S. Bancorp Asset Management in 1992 and has 23 years of financial industry experience, including 14 years in portfolio management.



Jay L. Rosenberg, Equity Portfolio Manager. Mr. Rosenberg has co-managed the fund since May 2005. Prior to joining U.S. Bancorp Asset Management in 2005, Mr. Rosenberg was a vice president and real estate portfolio manager for Advantus Capital Management from 2000 to 2005. He also previously served as a real estate fixed income analyst for Sit Investment Advisors from 1999 to 2000. Mr. Rosenberg has 11 years of financial industry experience.



International Fund.   J.P. Morgan Investment Management Inc. has been the
sub-advisor to the International Fund since December 2004. The fund is managed by a team led by James Fisher and Howard Williams. Mr. Fisher is a senior portfolio manager and managing director of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1985. Mr. Williams is a managing director and head of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1994.



                              46
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights


The tables that follow present performance information about the Class A, Class B and Class C shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.


The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.



BALANCED FUND(1)



                                                Fiscal period                                                       Fiscal period
                                                    ended                                                               ended
                                                 October 31,             Fiscal year ended September 30,            September 30,
CLASS A SHARES                                    2005(2,3)       2005(3)      2004(3)       2003       2002(3)       2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period              $  11.43        $  10.12     $   9.47     $  8.38     $  9.50       $  13.83
                                                  --------        --------     --------     -------     -------       --------
Investment Operations:
 Net Investment Income                                0.01            0.15         0.13        0.17        0.20           0.18
 Realized and Unrealized Gains (Losses) on
  Investments                                        (0.17)           1.31         0.66        1.08       (1.12)         (2.24)
                                                  --------        --------     --------     -------     -------       --------
 Total From Investment Operations                    (0.16)           1.46         0.79        1.25       (0.92)         (2.06)
                                                  --------        --------     --------     -------     -------       --------
Less Distributions:
 Dividends (from net investment income)                 --           (0.15)       (0.14)      (0.16)      (0.20)         (0.20)
 Distributions (from net realized gains)                --              --           --          --          --          (2.07)
                                                  --------        --------     --------     -------     -------       --------
 Total Distributions                                    --           (0.15)       (0.14)      (0.16)      (0.20)         (2.27)
                                                  --------        --------     --------     -------     -------       --------
Net Asset Value, End of Period                    $  11.27        $  11.43     $  10.12     $  9.47     $  8.38       $   9.50
                                                  ========        ========     ========     =======     =======       ========
Total Return(5)                                      (1.40)%         14.51%        8.39%      14.98%      (9.90)%       (17.03)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                   $112,557        $114,388     $119,292     $98,016     $98,557       $127,590
Ratio of Expenses to Average Net Assets               1.10%           1.06%        1.05%       1.05%       1.05%          1.22%
Ratio of Net Investment Income to Average
 Net Assets                                           0.90%           1.35%        1.27%       1.75%       2.07%          1.96%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                  1.21%           1.21%        1.19%       1.23%       1.23%          1.28%
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                       0.79%           1.20%        1.13%       1.57%       1.89%          1.90%
Portfolio Turnover Rate                                 12%            147%         110%        156%         79%            54%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar Balanced Growth Fund, which merged into the Balanced Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              47
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


BALANCED FUND(1) (CONTINUED)



                                                  Fiscal period                                                     Fiscal period
                                                      ended                                                             ended
                                                   October 31,            Fiscal year ended September 30,           September 30,
CLASS B SHARES                                      2005(2,3)       2005(3)     2004(3)      2003       2002(3)       2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $ 11.34        $ 10.04     $  9.41     $  8.32     $  9.44        $ 13.75
                                                     -------        -------     -------     -------     -------        -------
Investment Operations:
 Net Investment Income                                    --           0.07        0.05        0.10        0.13           0.17
 Realized and Unrealized Gains (Losses) on
  Investments                                          (0.16)          1.30        0.65        1.08       (1.12)         (2.29)
                                                     -------        -------     -------     -------     -------        -------
 Total From Investment Operations                      (0.16)          1.37        0.70        1.18       (0.99)         (2.12)
                                                     -------        -------     -------     -------     -------        -------
Less Distributions:
 Dividends (from net investment income)                   --          (0.07)      (0.07)      (0.09)      (0.13)         (0.13)
 Distributions (from net realized gains)                  --             --          --          --          --          (2.06)
                                                     -------        -------     -------     -------     -------        -------
 Total Distributions                                      --          (0.07)      (0.07)      (0.09)      (0.13)         (2.19)
                                                     -------        -------     -------     -------     -------        -------
Net Asset Value, End of Period                       $ 11.18        $ 11.34     $ 10.04     $  9.41     $  8.32        $  9.44
                                                     =======        =======     =======     =======     =======        =======
Total Return(5)                                        (1.41)%        13.64%       7.46%      14.25%     (10.64)%       (17.64)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $19,409        $20,657     $28,101     $33,015     $35,641        $47,150
Ratio of Expenses to Average Net Assets                 1.85%          1.81%       1.80%       1.80%       1.80%          1.93%
Ratio of Net Investment Income to Average Net
 Assets                                                 0.15%          0.60%       0.54%       1.00%       1.32%          1.22%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    1.96%          1.96%       1.94%       1.98%       1.98%          1.99%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                             0.04%          0.45%       0.40%       0.82%       1.14%          1.16%
Portfolio Turnover Rate                                   12%           147%        110%        156%         79%            54%

  CLASS C SHARES
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $ 11.38        $ 10.08     $  9.44     $  8.35     $  9.49        $  9.29
                                                     -------        -------     -------     -------     -------        -------
Investment Operations:
 Net Investment Income                                    --           0.07        0.05        0.09        0.13             --
 Realized and Unrealized Gains (Losses) on
  Investments                                          (0.16)          1.30        0.66        1.10       (1.14)          0.20
                                                     -------        -------     -------     -------     -------        -------
 Total From Investment Operations                      (0.16)          1.37        0.71        1.19       (1.01)          0.20
                                                     -------        -------     -------     -------     -------        -------
Less Distributions:
 Dividends (from net investment income)                   --          (0.07)      (0.07)      (0.10)      (0.13)            --
                                                     -------        -------     -------     -------     -------        -------
 Total Distributions                                      --          (0.07)      (0.07)      (0.10)      (0.13)            --
                                                     -------        -------     -------     -------     -------        -------
Net Asset Value, End of Period                       $ 11.22        $ 11.38     $ 10.08     $  9.44     $  8.35        $  9.49
                                                     =======        =======     =======     =======     =======        =======
Total Return(5)                                        (1.41)%        13.61%       7.53%      14.24%     (10.77)%         2.15%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $ 4,787        $ 5,528     $ 5,890     $ 7,089     $ 2,233        $ 2,351
Ratio of Expenses to Average Net Assets                 1.85%          1.81%       1.80%       1.80%       1.80%          0.94%
Ratio of Net Investment Income to Average Net
 Assets                                                 0.15%          0.60%       0.55%       0.99%       1.32%          2.20%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    1.96%          1.96%       1.94%       1.98%       1.98%          0.94%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                             0.04%          0.45%       0.41%       0.81%       1.14%          2.20%
Portfolio Turnover Rate                                   12%           147%        110%        156%         79%            54%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar Balanced Growth Fund, which merged into the Balanced Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001 for Class A and Class B shares. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.


(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              48
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


EQUITY INCOME FUND


                                              Fiscal period
                                                  ended
                                               October 31,                        Fiscal year ended September 30,
CLASS A SHARES                                  2005(1,2)         2005(2)       2004(2)       2003(2)       2002(2)       2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period             $  13.89         $  12.77      $  11.56      $   9.58      $  12.13      $ 16.29
                                                 --------         --------      --------      --------      --------      -------
Investment Operations:
 Net Investment Income                               0.01             0.20          0.18          0.18          0.16         0.29
 Realized and Unrealized Gains (Losses)
  on Investments                                    (0.22)            1.15          1.23          1.99         (2.48)       (0.74)
                                                 --------         --------      --------      --------      --------      -------
 Total From Investment Operations                   (0.21)            1.35          1.41          2.17         (2.32)       (0.45)
                                                 --------         --------      --------      --------      --------      -------
Less Distributions:
 Dividends (from net investment income)             (0.01)           (0.22)        (0.20)        (0.19)        (0.19)       (0.32)
 Distributions (from net realized gains)               --            (0.01)           --            --         (0.04)       (3.39)
                                                 --------         --------      --------      --------      --------      -------
 Total Distributions                                (0.01)           (0.23)        (0.20)        (0.19)        (0.23)       (3.71)
                                                 --------         --------      --------      --------      --------      -------
Net Asset Value, End of Period                   $  13.67         $  13.89      $  12.77      $  11.56      $   9.58      $ 12.13
                                                 ========         ========      ========      ========      ========      =======
Total Return(3)                                     (1.53)%          10.65%        12.26%        22.81%       (19.51)%      (3.89)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                  $171,998         $176,878      $184,381      $144,282      $128,142      $24,557
Ratio of Expenses to Average Net Assets              1.20%            1.16%         1.15%         1.15%         1.15%        1.00%
Ratio of Net Investment Income to
 Average Net Assets                                  0.70%            1.51%         1.39%         1.70%         1.43%        1.97%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                 1.20%            1.19%         1.19%         1.20%         1.20%        1.15%
Ratio of Net Investment Income to
 Average Net Assets (excluding waivers)              0.70%            1.48%         1.35%         1.65%         1.38%        1.82%
Portfolio Turnover Rate                                --               27%           12%           43%           38%          33%

  CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period             $  13.79         $  12.68      $  11.49      $   9.52      $  12.07      $ 16.24
                                                 --------         --------      --------      --------      --------      -------
Investment Operations:
 Net Investment Income                                 --             0.10          0.08          0.10          0.09         0.18
 Realized and Unrealized Gains (Losses)
  on Investments                                    (0.22)            1.14          1.22          1.98         (2.49)       (0.75)
                                                 --------         --------      --------      --------      --------      -------
 Total From Investment Operations                   (0.22)            1.24          1.30          2.08         (2.40)       (0.57)
                                                 --------         --------      --------      --------      --------      -------
Less Distributions:
 Dividends (from net investment income)                --            (0.12)        (0.11)        (0.11)        (0.11)       (0.21)
 Distributions (from net realized gains)               --            (0.01)           --            --         (0.04)       (3.39)
                                                 --------         --------      --------      --------      --------      -------
 Total Distributions                                   --            (0.13)        (0.11)        (0.11)        (0.15)       (3.60)
                                                 --------         --------      --------      --------      --------      -------
Net Asset Value, End of Period                   $  13.57         $  13.79      $  12.68      $  11.49      $   9.52      $ 12.07
                                                 ========         ========      ========      ========      ========      =======
Total Return(3)                                     (1.60)%           9.86%        11.37%        21.97%       (20.10)%      (4.64)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                  $ 21,003         $ 21,639      $ 23,869      $ 22,156      $ 18,699      $11,516
Ratio of Expenses to Average Net Assets              1.95%            1.91%         1.90%         1.90%         1.90%        1.75%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                 (0.05)%           0.78%         0.65%         0.95%         0.80%        1.20%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                 1.95%            1.94%         1.94%         1.95%         1.95%        1.90%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)             (0.05)%           0.75%         0.61%         0.90%         0.75%        1.05%
Portfolio Turnover Rate                                --               27%           12%           43%           38%          33%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.


(2)Per share data calculated using average shares outstanding method.


(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              49
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


EQUITY INCOME FUND (CONTINUED)



                                                  Fiscal period
                                                      ended
                                                   October 31,                     Fiscal period ended September 30,
CLASS C SHARES                                      2005(1,2)         2005(2)      2004(2)      2003(2)      2002(2)      2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $ 13.81          $ 12.70      $ 11.51      $  9.54      $ 12.09      $16.28
                                                     -------          -------      -------      -------      -------      ------
Investment Operations:
 Net Investment Income                                    --             0.11         0.08         0.10         0.10        0.18
 Realized and Unrealized Gains (Losses) on
  Investments                                          (0.22)            1.13         1.22         1.98        (2.50)      (0.76)
                                                     -------          -------      -------      -------      -------      ------
 Total From Investment Operations                      (0.22)            1.24         1.30         2.08        (2.40)      (0.58)
                                                     -------          -------      -------      -------      -------      ------
Less Distributions:
 Dividends (from net investment income)                   --            (0.12)       (0.11)       (0.11)       (0.11)      (0.22)
 Distributions (from net realized gains)                  --            (0.01)          --           --        (0.04)      (3.39)
                                                     -------          -------      -------      -------      -------      ------
 Total Distributions                                      --            (0.13)       (0.11)       (0.11)       (0.15)      (3.61)
                                                     -------          -------      -------      -------      -------      ------
Net Asset Value, End of Period                       $ 13.59          $ 13.81      $ 12.70      $ 11.51      $  9.54      $12.09
                                                     =======          =======      =======      =======      =======      ======
Total Return(3)                                        (1.59)%           9.84%       11.34%       21.95%      (20.08)%     (4.74)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $15,313          $16,128      $19,300      $19,386      $11,171      $8,028
Ratio of Expenses to Average Net Assets                 1.95%            1.91%        1.90%        1.90%        1.90%       1.75%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                    (0.05)%           0.79%        0.66%        0.95%        0.86%       1.20%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    1.95%            1.94%        1.94%        1.95%        1.95%       1.90%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)                (0.05)%           0.76%        0.62%        0.90%        0.81%       1.05%
Portfolio Turnover Rate                                   --               27%          12%          43%          38%         33%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              50
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED



LARGE CAP GROWTH OPPORTUNITIES FUND(1)



                                                Fiscal period                                                       Fiscal period
                                                    ended                                                               ended
                                                 October 31,             Fiscal year ended September 30,            September 30,
CLASS A SHARES                                    2005(2,3)       2005(3)      2004(3)      2003(3)     2002(3)       2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period              $  28.02        $  25.00     $  22.84     $ 19.16     $ 24.44        $ 43.33
                                                  --------        --------     --------     -------     -------        -------
Investment Operations:
 Net Investment Loss                                 (0.01)          (0.01)       (0.03)         --          --          (0.01)
 Realized and Unrealized Gains (Losses) on
  Investments                                        (0.15)           3.08         2.20        3.73       (5.23)        (14.00)
                                                  --------        --------     --------     -------     -------        -------
 Total From Investment Operations                    (0.16)           3.07         2.17        3.73       (5.23)        (14.01)
                                                  --------        --------     --------     -------     -------        -------
Less Distributions:
 Dividends (from net investment income)                 --           (0.04)       (0.01)      (0.05)      (0.05)            --
 Distributions (from net realized gains)                --              --           --          --          --          (4.88)
 Distributions (from return of capital)                 --           (0.01)          --(5)       --          --             --
                                                  --------        --------     --------     -------     -------        -------
Total Distributions                                     --           (0.05)       (0.01)      (0.05)      (0.05)         (4.88)
                                                  --------        --------     --------     -------     -------        -------
Net Asset Value, End of Period                    $  27.86        $  28.02     $  25.00     $ 22.84     $ 19.16        $ 24.44
                                                  ========        ========     ========     =======     =======        =======
Total Return(6)                                      (0.57)%         12.30%        9.52%      19.50%     (21.46)%       (35.83)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                   $104,960        $107,079     $112,379     $93,331     $24,647        $34,330
Ratio of Expenses to Average Net Assets               1.21%           1.17%        1.15%       1.15%       1.15%          1.20%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                  (0.47)%         (0.03)%      (0.13)%     (0.02)%     (0.02)%        (0.04)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                  1.21%           1.20%        1.19%       1.19%       1.22%          1.24%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)              (0.47)%         (0.06)%      (0.17)%     (0.06)%     (0.09)%        (0.08)%
Portfolio Turnover Rate                                  6%            103%         113%         83%         43%            40%

  CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period              $  26.75        $  24.02     $  22.10     $ 18.64     $ 23.94        $ 42.80
                                                  --------        --------     --------     -------     -------        -------
Investment Operations:
 Net Investment Loss                                 (0.03)          (0.20)       (0.21)      (0.18)      (0.18)         (0.22)
 Realized and Unrealized Gains (Losses) on
  Investments                                        (0.14)           2.96         2.13        3.64       (5.09)        (13.76)
                                                  --------        --------     --------     -------     -------        -------
 Total From Investment Operations                    (0.17)           2.76         1.92        3.46       (5.27)        (13.98)
                                                  --------        --------     --------     -------     -------        -------
Less Distributions:
 Dividends (from net investment income)                 --           (0.02)          --          --       (0.03)            --
 Distributions (from net realized gains)                --              --           --          --          --          (4.88)
 Distributions (from return of capital)                 --           (0.01)          --(5)       --          --             --
                                                  --------        --------     --------     -------     -------        -------
 Total Distributions                                    --           (0.03)          --          --       (0.03)         (4.88)
                                                  --------        --------     --------     -------     -------        -------
Net Asset Value, End of Period                    $  26.58        $  26.75     $  24.02     $ 22.10     $ 18.64        $ 23.94
                                                  ========        ========     ========     =======     =======        =======
Total Return(6)                                      (0.64)%         11.47%        8.69%      18.58%     (22.06)%       (36.28)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                   $ 19,601        $ 20,239     $ 25,633     $37,853     $ 2,928        $ 2,954
Ratio of Expenses to Average Net Assets               1.96%           1.92%        1.90%       1.90%       1.90%          1.93%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                  (1.22)%         (0.77)%      (0.87)%     (0.84)%     (0.75)%        (0.79)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                  1.96%           1.95%        1.94%       1.94%       1.97%          1.97%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)              (1.22)%         (0.80)%      (0.91)%     (0.88)%     (0.82)%        (0.83)%
Portfolio Turnover Rate                                  6%            103%         113%         83%         43%            40%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar Large Cap Core Equity Fund, which merged into the Large Cap Growth Opportunities Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.


(5)Includes a tax return of capital of less than $0.01.


(6)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              51
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED



LARGE CAP GROWTH OPPORTUNITIES FUND (CONTINUED)




                                            Fiscal period                                                           Fiscal period
                                                ended                                                                   ended
                                             October 31,               Fiscal year ended September 30,              September 30,
CLASS C SHARES                                2005(1,2)         2005(2)      2004(2)      2003(2)      2002(2)        2001(2,3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period           $ 27.29          $ 24.51      $ 22.55      $ 19.03      $24.44          $23.75
                                               -------          -------      -------      -------      ------          ------
Investment Operations:
 Net Investment Loss                             (0.03)           (0.20)       (0.21)       (0.18)      (0.18)             --
 Realized and Unrealized Gains
  (Losses) on Investments                        (0.14)            3.00         2.17         3.72       (5.19)           0.69
                                               -------          -------      -------      -------      ------          ------
 Total From Investment Operations                (0.17)            2.80         1.96         3.54       (5.37)           0.69
                                               -------          -------      -------      -------      ------          ------
Less Distributions:
 Dividends (from net investment
  income)                                           --            (0.01)          --        (0.02)      (0.04)             --
 Distributions (from return of
  capital)                                          --            (0.01)          --(4)        --          --              --
                                               -------          -------      -------      -------      ------          ------
 Total Distributions                                --            (0.02)          --        (0.02)      (0.04)             --
                                               -------          -------      -------      -------      ------          ------
Net Asset Value, End of Period                 $ 27.12          $ 27.29      $ 24.51      $ 22.55      $19.03          $24.44
                                               =======          =======      =======      =======      ======          ======
Total Return(5)                                  (0.62)%          11.44%        8.69%       18.60%     (22.03)%          2.95%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                $10,739          $11,147      $12,811      $15,365      $  476          $   --
Ratio of Expenses to Average Net
 Assets                                           1.96%            1.92%        1.90%        1.90%       1.90%             --
Ratio of Net Investment Loss to
 Average Net Assets                              (1.22)%          (0.78)%      (0.87)%      (0.81)%     (0.73)%            --
Ratio of Expenses to Average Net
 Assets (excluding waivers)                       1.96%            1.95%        1.94%        1.94%       1.97%             --
Ratio of Net Investment Loss to
 Average Net Assets (excluding
 waivers)                                        (1.22)%          (0.81)%      (0.91)%      (0.85)%     (0.80)%            --
Portfolio Turnover Rate                              6%             103%         113%          83%         43%             40%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Includes a tax return of capital of less than $0.01.



(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              52
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


LARGE CAP SELECT FUND


                                                                  Fiscal period           Fiscal year           Fiscal period
                                                                      ended                  ended                  ended
                                                                   October 31,           September 30,          September 30,
CLASS A SHARES                                                      2005(1,2)         2005(2)      2004(2)        2003(2,3)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $14.47          $12.52       $11.45          $10.00
                                                                      ------          ------       ------          ------
Investment Operations:
 Net Investment Income                                                    --            0.06         0.04            0.03
 Realized and Unrealized Gains (Losses) on Investments                 (0.17)           2.15         1.19            1.46
                                                                      ------          ------       ------          ------
 Total From Investment Operations                                      (0.17)           2.21         1.23            1.49
                                                                      ------          ------       ------          ------
Less Distributions:
 Dividends (from net investment income)                                   --           (0.06)       (0.05)          (0.04)
 Distributions (from net realized gains)                                  --           (0.20)       (0.11)             --
                                                                      ------          ------       ------          ------
 Total Distributions                                                      --           (0.26)       (0.16)          (0.04)
                                                                      ------          ------       ------          ------
Net Asset Value, End of Period                                        $14.30          $14.47       $12.52          $11.45
                                                                      ======          ======       ======          ======
Total Return(4)                                                        (1.17)%         17.83%       10.82%          14.91%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $5,682          $5,299       $  714          $  215
Ratio of Expenses to Average Net Assets                                 1.19%           1.17%        1.15%           1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets            (0.20)%          0.41%        0.30%           0.42%
Ratio of Expenses to Average Net Assets (excluding waivers)             1.19%           1.22%        1.21%           1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (excluding waivers)                                                   (0.20)%          0.36%        0.24%           0.33%
Portfolio Turnover Rate                                                    8%            176%          67%             65%

  CLASS B SHARES
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $14.30          $12.41       $11.41          $10.00
                                                                      ------          ------       ------          ------
Investment Operations:
 Net Investment Loss                                                   (0.01)          (0.05)       (0.06)          (0.03)
 Realized and Unrealized Gains (Losses) on Investments                 (0.17)           2.15         1.18            1.45
                                                                      ------          ------       ------          ------
 Total From Investment Operations                                      (0.18)           2.10         1.12            1.42
                                                                      ------          ------       ------          ------

Less Distributions:
 Dividends (from net investment income)                                   --           (0.01)       (0.01)          (0.01)
 Distributions (from net realized gains)                                  --           (0.20)       (0.11)             --
                                                                      ------          ------       ------          ------
 Total Distributions                                                      --           (0.21)       (0.12)          (0.01)
                                                                      ------          ------       ------          ------
Net Asset Value, End of Period                                        $14.12          $14.30       $12.41          $11.41
                                                                      ======          ======       ======          ======
Total Return(4)                                                        (1.26)%         17.02%        9.89%          14.18%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $  573          $  567       $  270          $  113
Ratio of Expenses to Average Net Assets                                 1.94%           1.92%        1.90%           1.90%
Ratio of Net Investment Loss to Average Net Assets                     (0.95)%         (0.36)%      (0.44)%         (0.35)%
Ratio of Expenses to Average Net Assets (excluding waivers)             1.94%           1.97%        1.96%           1.99%
Ratio of Net Investment Loss to Average Net Assets
 (excluding waivers)                                                   (0.95)%         (0.41)%      (0.50)%         (0.44)%
Portfolio Turnover Rate                                                    8%            176%          67%             65%
-----------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Commenced operations on January 31, 2003. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              53
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


LARGE CAP SELECT FUND (CONTINUED)



                                                                  Fiscal period           Fiscal year           Fiscal period
                                                                      ended                  ended                  ended
                                                                   October 31,           September 30,          September 30,
CLASS C SHARES                                                      2005(1,2)         2005(2)      2004(2)        2003(2,3)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $14.31          $12.43       $11.42          $10.00
                                                                      ------          ------       ------          ------
Investment Operations:
 Net Investment Loss                                                   (0.01)          (0.05)       (0.06)          (0.02)
 Realized and Unrealized Gains (Losses) on Investments                 (0.17)           2.14         1.19            1.45
                                                                      ------          ------       ------          ------
 Total From Investment Operations                                      (0.18)           2.09         1.13            1.43
                                                                      ------          ------       ------          ------
Less Distributions:
 Dividends (from net investment income)                                   --           (0.01)       (0.01)          (0.01)
 Distributions (from net realized gains)                                  --           (0.20)       (0.11)             --
                                                                      ------          ------       ------          ------
 Total Distributions                                                      --           (0.21)       (0.12)          (0.01)
                                                                      ------          ------       ------          ------
Net Asset Value, End of Period                                        $14.13          $14.31       $12.43          $11.42
                                                                      ======          ======       ======          ======
Total Return(4)                                                        (1.26)%         16.91%        9.98%          14.27%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $  180          $  182       $   59          $   26
Ratio of Expenses to Average Net Assets                                 1.94%           1.92%        1.90%           1.90%
Ratio of Net Investment Loss to Average Net Assets                     (0.95)%         (0.35)%      (0.45)%         (0.32)%
Ratio of Expenses to Average Net Assets (excluding waivers)             1.94%           1.97%        1.96%           1.99%
Ratio of Net Investment Loss to Average Net Assets
 (excluding waivers)                                                   (0.95)%         (0.40)%      (0.51)%         (0.41)%
Portfolio Turnover Rate                                                    8%            176%          67%             65%
-----------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Commenced operations on January 31, 2003. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              54
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


LARGE CAP VALUE FUND


                                                Fiscal period
                                                    ended
                                                 October 31,                       Fiscal year ended September 30,
CLASS A SHARES                                    2005(1,2)         2005(2)       2004(2)       2003(2)      2002(2)      2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $  20.06         $  17.21      $  14.97      $ 12.77      $ 15.98      $ 20.59
                                                   --------         --------      --------      -------      -------      -------
Investment Operations:
 Net Investment Income                                   --             0.17          0.15         0.18         0.14         0.16
 Realized and Unrealized Gains (Losses) on
  Investments                                         (0.50)            2.85          2.24         2.20        (3.21)       (2.67)
                                                   --------         --------      --------      -------      -------      -------
 Total From Investment Operations                     (0.50)            3.02          2.39         2.38        (3.07)       (2.51)
                                                   --------         --------      --------      -------      -------      -------
Less Distributions:
 Dividends (from net investment income)                  --            (0.17)        (0.15)       (0.18)       (0.14)       (0.16)
 Distributions (from net realized gains)                 --               --            --           --           --        (1.94)
                                                   --------         --------      --------      -------      -------      -------
 Total Distributions                                     --            (0.17)        (0.15)       (0.18)       (0.14)       (2.10)
                                                   --------         --------      --------      -------      -------      -------
Net Asset Value, End of Period                     $  19.56         $  20.06      $  17.21      $ 14.97      $ 12.77      $ 15.98
                                                   ========         ========      ========      =======      =======      =======
Total Return(3)                                       (2.48)%          17.62%        16.01%       18.71%      (19.37)%     (13.72)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $118,443         $121,809      $113,683      $88,024      $85,182      $94,064
Ratio of Expenses to Average Net Assets                1.21%            1.17%         1.15%        1.15%        1.15%        1.05%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                   (0.17)%           0.90%         0.91%        1.30%        0.86%        0.88%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                   1.21%            1.20%         1.19%        1.20%        1.20%        1.15%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)               (0.17)%           0.87%         0.87%        1.25%        0.81%        0.78%
Portfolio Turnover Rate                                   2%              61%          104%          94%          82%          64%

  CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $  19.62         $  16.87      $  14.70      $ 12.55      $ 15.71      $ 20.30
                                                   --------         --------      --------      -------      -------      -------
Investment Operations:
 Net Investment Income (Loss)                         (0.01)            0.03          0.03         0.08         0.02         0.02
 Realized and Unrealized Gains (Losses) on
  Investments                                         (0.49)            2.78          2.20         2.15        (3.15)       (2.63)
                                                   --------         --------      --------      -------      -------      -------
 Total From Investment Operations                     (0.50)            2.81          2.23         2.23        (3.13)       (2.61)
                                                   --------         --------      --------      -------      -------      -------
Less Distributions:
 Dividends (from net investment income)                  --            (0.06)        (0.06)       (0.08)       (0.03)       (0.04)
 Distributions (from net realized gains)                 --               --            --           --           --        (1.94)
                                                   --------         --------      --------      -------      -------      -------
 Total Distributions                                     --            (0.06)        (0.06)       (0.08)       (0.03)       (1.98)
                                                   --------         --------      --------      -------      -------      -------
Net Asset Value, End of Period                     $  19.12         $  19.62      $  16.87      $ 14.70      $ 12.55      $ 15.71
                                                   ========         ========      ========      =======      =======      =======
Total Return(3)                                       (2.55)%          16.70%        15.19%       17.83%      (19.96)%     (14.42)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $ 13,826         $ 14,876      $ 21,829      $30,987      $33,720      $38,108
Ratio of Expenses to Average Net Assets                1.96%            1.92%         1.90%        1.90%        1.90%        1.80%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                   (0.92)%           0.15%         0.19%        0.56%        0.11%        0.13%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                   1.96%            1.95%         1.94%        1.95%        1.95%        1.90%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)               (0.92)%           0.12%         0.15%        0.51%        0.06%        0.03%
Portfolio Turnover Rate                                   2%              61%          104%          94%          82%          64%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.


(2)Per share data calculated using average shares outstanding method.


(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              55
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


LARGE CAP VALUE FUND (CONTINUED)



                                                  Fiscal period
                                                      ended
                                                   October 31,                     Fiscal period ended September 30,
CLASS C SHARES                                      2005(1,2)         2005(2)      2004(2)      2003(2)      2002(2)      2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                  $19.85          $17.07       $14.87       $12.70       $15.90       $ 20.51
                                                      ------          ------       ------       ------       ------       -------
Investment Operations:
 Net Investment Income (Loss)                          (0.01)           0.03         0.03         0.08         0.02          0.02
 Realized and Unrealized Gains (Losses) on
  Investments                                          (0.49)           2.81         2.23         2.17        (3.19)        (2.65)
                                                      ------          ------       ------       ------       ------       -------
 Total From Investment Operations                      (0.50)           2.84         2.26         2.25        (3.17)        (2.63)
                                                      ------          ------       ------       ------       ------       -------
Less Distributions:
 Dividends (from net investment income)                   --           (0.06)       (0.06)       (0.08)       (0.03)        (0.04)
 Distributions (from net realized gains)                  --              --           --           --           --         (1.94)
                                                      ------          ------       ------       ------       ------       -------
 Total Distributions                                      --           (0.06)       (0.06)       (0.08)       (0.03)        (1.98)
                                                      ------          ------       ------       ------       ------       -------
Net Asset Value, End of Period                        $19.35          $19.85       $17.07       $14.87       $12.70       $ 15.90
                                                      ======          ======       ======       ======       ======       =======
Total Return(3)                                        (2.52)%         16.75%       15.21%       17.76%      (19.97)%      (14.36)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                       $5,399          $5,710       $6,344       $6,844       $7,524       $10,141
Ratio of Expenses to Average Net Assets                 1.96%           1.92%        1.90%        1.90%        1.90%         1.80%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                    (0.92)%          0.15%        0.18%        0.56%        0.11%         0.12%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    1.96%           1.95%        1.94%        1.95%        1.95%         1.90%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)                (0.92)%          0.12%        0.14%        0.51%        0.06%         0.02%
Portfolio Turnover Rate                                    2%             61%         104%          94%          82%           64%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              56
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED



MID CAP GROWTH OPPORTUNITIES FUND(1)



                                               Fiscal period                                                        Fiscal period
                                                   ended                                                                ended
                                                October 31,             Fiscal year ended September 30,             September 30,
CLASS A SHARES                                   2005(2,3)       2005(3)      2004(3)      2003(3)       2002         2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period             $  41.55        $  38.19     $  33.68     $  26.45     $ 28.33        $ 54.63
                                                 --------        --------     --------     --------     -------        -------
Investment Operations:
Net Investment Loss                                 (0.02)          (0.24)       (0.30)       (0.18)      (0.11)         (0.06)
 Realized and Unrealized Gains (Losses) on
  Investments                                       (0.76)           9.65         5.88         7.41       (1.77)         (8.40)
                                                 --------        --------     --------     --------     -------        -------
 Total From Investment Operations                   (0.78)           9.41         5.58         7.23       (1.88)         (8.46)
                                                 --------        --------     --------     --------     -------        -------
Less Distributions:
 Distributions (from net realized gains)               --           (6.05)       (1.07)          --          --         (17.84)
                                                 --------        --------     --------     --------     -------        -------
 Total Distributions                                   --           (6.05)       (1.07)          --          --         (17.84)
                                                 --------        --------     --------     --------     -------        -------
Net Asset Value, End of Period                   $  40.77        $  41.55     $  38.19     $  33.68     $ 26.45        $ 28.33
                                                 ========        ========     ========     ========     =======        =======
Total Return(5)                                     (1.88)%         26.25%       16.88%       27.33%      (6.64)%       (20.00)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                  $314,830        $317,906     $173,436     $154,499     $75,002        $82,043
Ratio of Expenses to Average Net Assets              1.23%           1.21%        1.20%        1.20%       1.20%          1.20%
Ratio of Net Investment Loss to Average
 Net Assets                                         (0.72)%         (0.62)%      (0.79)%      (0.58)%     (0.34)%        (0.19)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                 1.23%           1.24%        1.24%        1.25%       1.26%          1.22%
Ratio of Net Investment Loss to Average
 Net Assets (excluding waivers)                     (0.72)%         (0.65)%      (0.83)%      (0.63)%     (0.40)%        (0.21)%
Portfolio Turnover Rate                                 9%            107%         135%         145%        162%           204%

  CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period             $  38.87        $  36.31     $  32.30     $  25.56     $ 27.59        $ 53.97
                                                 --------        --------     --------     --------     -------        -------
Investment Operations:
 Net Investment Loss                                (0.05)          (0.51)       (0.55)       (0.39)      (0.18)         (0.29)
 Realized and Unrealized Gains (Losses) on
  Investments                                       (0.70)           9.12         5.63         7.13       (1.85)         (8.25)
                                                 --------        --------     --------     --------     -------        -------
 Total From Investment Operations                   (0.75)           8.61         5.08         6.74       (2.03)         (8.54)
                                                 --------        --------     --------     --------     -------        -------
Less Distributions:
 Distributions (from net realized gains)               --           (6.05)       (1.07)          --          --         (17.84)
                                                 --------        --------     --------     --------     -------        -------
 Total Distributions                                   --           (6.05)       (1.07)          --          --         (17.84)
                                                 --------        --------     --------     --------     -------        -------
Net Asset Value, End of Period                   $  38.12        $  38.87     $  36.31     $  32.30     $ 25.56        $ 27.59
                                                 ========        ========     ========     ========     =======        =======
Total Return(5)                                     (1.93)%         25.29%       16.03%       26.37%      (7.36)%       (20.60)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                  $ 14,586        $ 14,922     $ 10,974     $  9,055     $ 4,227        $ 2,606
Ratio of Expenses to Average Net Assets              1.98%           1.96%        1.95%        1.95%       1.95%          1.94%
Ratio of Net Investment Loss to Average
 Net Assets                                         (1.47)%         (1.40)%      (1.54)%      (1.33)%     (1.08)%        (0.95)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                 1.98%           1.99%        1.99%        2.00%       2.01%          1.97%
Ratio of Net Investment Loss to Average
 Net Assets (excluding waivers)                     (1.47)%         (1.43)%      (1.58)%      (1.38)%     (1.14)%        (0.98)%
Portfolio Turnover Rate                                 9%            107%         135%         145%        162%           204%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar MidCap Core Equity Fund, which merged into the Mid Cap Growth Opportunities Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              57
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


MID CAP GROWTH OPPORTUNITIES FUND (CONTINUED)


                                             Fiscal period                                                          Fiscal period
                                                 ended                                                                  ended
                                              October 31,               Fiscal year ended September 30,             September 30,
CLASS C SHARES                                 2005(1,2)         2005(2)      2004(2)      2003(2)       2002         2001(2,3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $ 40.23          $ 37.40      $ 33.24      $ 26.29      $28.33         $27.40
                                                -------          -------      -------      -------      ------         ------
Investment Operations:
 Net Investment Loss                              (0.05)           (0.53)       (0.57)       (0.40)      (0.10)            --
 Realized and Unrealized Gains (Losses)
  on Investments                                  (0.72)            9.41         5.80         7.35       (1.94)          0.93
                                                -------          -------      -------      -------      ------         ------
 Total From Investment Operations                 (0.77)            8.88         5.23         6.95       (2.04)          0.93
                                                -------          -------      -------      -------      ------         ------
Less Distributions:
 Distributions (from net realized
  gains)                                             --            (6.05)       (1.07)          --          --             --
                                                -------          -------      -------      -------      ------         ------
 Total Distributions                                 --            (6.05)       (1.07)          --          --             --
                                                -------          -------      -------      -------      ------         ------
Net Asset Value, End of Period                  $ 39.46          $ 40.23      $ 37.40      $ 33.24      $26.29         $28.33
                                                =======          =======      =======      =======      ======         ======
Total Return(4)                                   (1.91)%          25.27%       16.03%       26.43%      (7.20)%         3.39%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $15,435          $17,079      $12,356      $12,649      $1,136         $   --
Ratio of Expenses to Average Net Assets            1.98%            1.96%        1.95%        1.95%       1.95%            --
Ratio of Net Investment Loss to Average
 Net Assets                                       (1.47)%          (1.40)%      (1.54)%      (1.33)%     (1.07)%           --
Ratio of Expenses to Average Net Assets
 (excluding waivers)                               1.98%            1.99%        1.99%        2.00%       2.01%            --
Ratio of Net Investment Loss to Average
 Net Assets (excluding waivers)                   (1.47)%          (1.43)%      (1.58)%      (1.38)%     (1.13)%           --
Portfolio Turnover Rate                               9%             107%         135%         145%        162%           204%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              58
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


MID CAP VALUE FUND


                                                  Fiscal period
                                                      ended
                                                   October 31,                      Fiscal year ended September 30,
CLASS A SHARES                                      2005(1,2)         2005(2)      2004(2)      2003(2)      2002(2)      2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $  24.88         $ 20.09      $ 16.30      $ 13.29      $ 13.74      $ 14.62
                                                     --------         -------      -------      -------      -------      -------
Investment Operations:
 Net Investment Income (Loss)                           (0.01)           0.13         0.08         0.18         0.13         0.10
 Realized and Unrealized Gains (Losses) on
  Investments                                           (0.83)           4.76         3.77         2.96        (0.44)       (0.88)
                                                     --------         -------      -------      -------      -------      -------
 Total From Investment Operations                       (0.84)           4.89         3.85         3.14        (0.31)       (0.78)
                                                     --------         -------      -------      -------      -------      -------
Less Distributions:
 Dividends (from net investment income)                    --           (0.10)       (0.06)       (0.12)       (0.10)       (0.10)
 Distributions (from net realized gains)                   --              --           --           --           --           --
 Distributions (from return of capital)                    --              --           --(3)     (0.01)       (0.04)          --
                                                     --------         -------      -------      -------      -------      -------
 Total Distributions                                       --           (0.10)       (0.06)       (0.13)       (0.14)       (0.10)
                                                     --------         -------      -------      -------      -------      -------
Net Asset Value, End of Period                       $  24.04         $ 24.88      $ 20.09      $ 16.30      $ 13.29      $ 13.74
                                                     ========         =======      =======      =======      =======      =======
Total Return(4)                                         (3.38)%         24.38%       23.65%       23.71%       (2.41)%      (5.41)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $ 56,125         $54,360      $28,561      $16,598      $13,083      $13,583
Ratio of Expenses to Average Net Assets                  1.23%           1.21%        1.20%        1.20%        1.20%        1.15%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                     (0.48)%          0.59%        0.41%        1.21%        0.83%        0.67%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                     1.23%           1.25%        1.25%        1.25%        1.26%        1.15%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)                 (0.48)%          0.55%        0.36%        1.16%        0.77%        0.67%
Portfolio Turnover Rate                                    10%            101%          83%         102%          90%         104%

  CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $  23.94         $ 19.39      $ 15.81      $ 12.92      $ 13.37      $ 14.28
                                                     --------         -------      -------      -------      -------      -------
Investment Operations:
 Net Investment Income (Loss)                           (0.02)          (0.05)       (0.06)        0.07         0.01        (0.01)
 Realized and Unrealized Gains (Losses) on
  Investments                                           (0.80)           4.60         3.65         2.87        (0.41)       (0.88)
                                                     --------         -------      -------      -------      -------      -------
 Total From Investment Operations                       (0.82)           4.55         3.59         2.94        (0.40)       (0.89)
                                                     --------         -------      -------      -------      -------      -------
Less Distributions:
 Dividends (from net investment income)                    --              --        (0.01)       (0.04)       (0.01)       (0.02)
 Distributions (from net realized gains)                   --              --           --           --           --           --
 Distributions (from return of capital)                    --              --           --(3)     (0.01)       (0.04)          --
                                                     --------         -------      -------      -------      -------      -------
 Total Distributions                                       --              --        (0.01)       (0.05)       (0.05)       (0.02)
                                                     --------         -------      -------      -------      -------      -------
Net Asset Value, End of Period                       $  23.12         $ 23.94      $ 19.39      $ 15.81      $ 12.92      $ 13.37
                                                     ========         =======      =======      =======      =======      =======
Total Return(4)                                         (3.43)%         23.47%       22.69%       22.84%       (3.07)%      (6.21)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $  9,252         $10,157      $ 9,928      $10,154      $10,410      $11,311
Ratio of Expenses to Average Net Assets                  1.98%           1.96%        1.95%        1.95%        1.95%        1.90%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                     (1.25)%         (0.21)%      (0.35)%       0.50%        0.08%       (0.08)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                     1.98%           2.00%        2.00%        2.00%        2.01%        1.90%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)                 (1.25)%         (0.25)%      (0.40)%       0.45%        0.02%       (0.08)%
Portfolio Turnover Rate                                    10%            101%          83%         102%          90%         104%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.


(2)Per share data calculated using average shares outstanding method.


(3)Includes a tax return of capital of less than $0.01.


(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              59
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


MID CAP VALUE FUND (CONTINUED)



                                                  Fiscal period
                                                      ended
                                                   October 31,                     Fiscal period ended September 30,
CLASS C SHARES                                      2005(1,2)         2005(2)      2004(2)      2003(2)      2002(2)      2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                  $24.40          $19.77       $16.12       $13.17       $13.63       $14.55
                                                      ------          ------       ------       ------       ------       ------
Investment Operations:
 Net Investment Income (Loss)                          (0.02)          (0.03)       (0.06)        0.07         0.01        (0.01)
 Realized and Unrealized Gains (Losses) on
  Investments                                          (0.81)           4.66         3.72         2.93        (0.43)       (0.89)
                                                      ------          ------       ------       ------       ------       ------
 Total From Investment Operations                      (0.83)           4.63         3.66         3.00        (0.42)       (0.90)
                                                      ------          ------       ------       ------       ------       ------
Less Distributions:
 Dividends (from net investment income)                   --              --        (0.01)       (0.04)          --        (0.02)
 Distributions (from return of capital)                   --              --           --(2)     (0.01)       (0.04)          --
                                                      ------          ------       ------       ------       ------       ------
 Total Distributions                                      --              --        (0.01)       (0.05)       (0.04)       (0.02)
                                                      ------          ------       ------       ------       ------       ------
Net Asset Value, End of Period                        $23.57          $24.40       $19.77       $16.12       $13.17       $13.63
                                                      ======          ======       ======       ======       ======       ======
Total Return(4)                                        (3.40)%         23.43%       22.69%       22.84%       (3.09)%      (6.17)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                       $7,439          $7,426       $3,342       $2,916       $3,207       $3,312
Ratio of Expenses to Average Net Assets                 1.98%           1.96%        1.95%        1.95%        1.95%        1.90%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                    (1.24)%         (0.15)%      (0.33)%       0.51%        0.08%       (0.04)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    1.98%           2.00%        2.00%        2.00%        2.01%        1.90%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)                (1.24)%         (0.19)%      (0.38)%       0.46%        0.02%       (0.04)%
Portfolio Turnover Rate                                   10%            101%          83%         102%          90%         104%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Includes a tax return of capital of less than $0.01.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              60
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED



SMALL-MID CAP CORE FUND(1)



                                                  Fiscal period
                                                      ended
                                                   October 31,                      Fiscal year ended September 30,
CLASS A SHARES                                      2005(2,3)         2005(3)      2004(3)      2003(3)      2002(3)      2001(3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $  8.31          $  7.40      $  7.05      $  4.29      $  6.36      $ 47.68
                                                     -------          -------      -------      -------      -------      -------
Investment Operations:
 Net Investment Loss                                   (0.01)           (0.07)       (0.07)       (0.03)       (0.07)       (0.15)
 Realized and Unrealized Gains (Losses) on
  Investments                                          (0.27)            0.98         0.42         2.79        (2.00)      (33.55)
                                                     -------          -------      -------      -------      -------      -------
 Total From Investment Operations                      (0.28)            0.91         0.35         2.76        (2.07)      (33.70)
                                                     -------          -------      -------      -------      -------      -------
Less Distributions:
 Distributions (from net realized gains)                  --               --           --           --           --        (7.62)
                                                     -------          -------      -------      -------      -------      -------
 Total Distributions                                      --               --           --           --           --        (7.62)
                                                     -------          -------      -------      -------      -------      -------
Net Asset Value, End of Period                       $  8.03          $  8.31      $  7.40      $  7.05      $  4.29      $  6.36
                                                     =======          =======      =======      =======      =======      =======
Total Return(4)                                        (3.37)%          12.30%        4.96%       64.34%      (32.55)%     (83.30)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $22,339          $23,016      $27,356      $27,936      $18,267      $29,084
Ratio of Expenses to Average Net Assets                 1.34%            1.42%        1.23%        1.23%        1.23%        1.15%
Ratio of Net Investment Loss to Average Net
 Assets                                                (0.86)%          (0.83)%      (0.86)%      (0.52)%      (0.89)%      (0.88)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    1.34%            1.50%        1.28%        1.29%        1.70%        1.22%
Ratio of Net Investment Loss to Average Net
 Assets (excluding waivers)                            (0.86)%          (0.91)%      (0.91)%      (0.58)%      (1.36)%      (0.95)%
Portfolio Turnover Rate                                   80%             197%          51%         110%         288%         269%

  CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $  7.31          $  6.55      $  6.29      $  3.86      $  5.77      $ 44.40
                                                     -------          -------      -------      -------      -------      -------
Investment Operations:
 Net Investment Loss                                   (0.01)           (0.11)       (0.11)       (0.07)       (0.11)       (0.26)
 Realized and Unrealized Gains (Losses) on
  Investments                                          (0.24)            0.87         0.37         2.50        (1.80)      (30.75)
                                                     -------          -------      -------      -------      -------      -------
 Total From Investment Operations                      (0.25)            0.76         0.26         2.43        (1.91)      (31.01)
                                                     -------          -------      -------      -------      -------      -------
Less Distributions:
 Distributions (from net realized gains)                  --               --           --           --           --        (7.62)
                                                     -------          -------      -------      -------      -------      -------
 Total Distributions                                      --               --           --           --           --        (7.62)
                                                     -------          -------      -------      -------      -------      -------
Net Asset Value, End of Period                       $  7.06          $  7.31      $  6.55      $  6.29      $  3.86      $  5.77
                                                     =======          =======      =======      =======      =======      =======
Total Return(4)                                        (3.42)%          11.60%        4.13%       62.95%      (33.10)%     (83.42)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $10,054          $10,685      $13,445      $16,016      $11,190      $15,974
Ratio of Expenses to Average Net Assets                 2.09%            2.17%        1.98%        1.98%        1.98%        1.90%
Ratio of Net Investment Loss to Average Net
 Assets                                                (1.61)%          (1.59)%      (1.60)%      (1.26)%      (1.64)%      (1.63)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    2.09%            2.25%        2.03%        2.04%        2.45%        1.97%
Ratio of Net Investment Loss to Average Net
 Assets (excluding waivers)                            (1.61)%          (1.67)%      (1.65)%      (1.32)%      (2.11)%      (1.70)%
Portfolio Turnover Rate                                   80%             197%          51%         110%         288%         269%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to October 3, 2005 are those of the Technology Fund, which changed its principal investment strategies and changed its name to Small-Mid Cap Core Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              61
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


SMALL-MID CAP CORE FUND(1) (CONTINUED)



                                                  Fiscal period
                                                      ended
                                                   October 31,                     Fiscal period ended September 30,
CLASS C SHARES                                      2005(2,3)         2005(3)      2004(3)      2003(3)      2002(3)      2001(3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                  $ 7.97          $ 7.14       $ 6.86       $ 4.20       $  6.28      $47.49
                                                      ------          ------       ------       ------       -------      ------
Investment Operations:
 Net Investment Loss                                   (0.01)          (0.12)       (0.12)       (0.07)        (0.12)      (0.26)
 Realized and Unrealized Gains (Losses) on
  Investments                                          (0.27)           0.95         0.40         2.73         (1.96)     (33.33)
                                                      ------          ------       ------       ------       -------      ------
 Total From Investment Operations                      (0.28)           0.83         0.28         2.66         (2.08)     (33.59)
                                                      ------          ------       ------       ------       -------      ------
Less Distributions:
 Distributions (from net realized gains)                  --              --           --           --            --       (7.62)
                                                      ------          ------       ------       ------       -------      ------
 Total Distributions                                      --              --           --           --            --       (7.62)
                                                      ------          ------       ------       ------       -------      ------
Net Asset Value, End of Period                        $ 7.69          $ 7.97       $ 7.14       $ 6.86       $  4.20      $ 6.28
                                                      ======          ======       ======       ======       =======      ======
Total Return(4)                                        (3.51)%         11.62%        4.08%       63.33%       (33.12)%    (83.43)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                       $4,253          $4,485       $6,000       $7,056       $ 5,064      $9,010
Ratio of Expenses to Average Net Assets                 2.09%           2.17%        1.98%        1.98%         1.98%       1.90%
Ratio of Net Investment Loss to Average Net
 Assets                                                (1.61)%         (1.59)%      (1.60)%      (1.25)%       (1.64)%     (1.63)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    2.09%           2.25%        2.03%        2.04%         2.45%       1.98%
Ratio of Net Investment Loss to Average Net
 Assets (excluding waivers)                            (1.61)%         (1.67)%      (1.65)%      (1.31)%       (2.11)%     (1.71)%
Portfolio Turnover Rate                                   80%            197%          51%         110%          288%        269%
---------------------------------------------------------------------------------------------------------------------------------



(1)Prior to October 3, 2005 the fund had different principal investment strategies and was named Technology Fund.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              62
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED



SMALL CAP GROWTH OPPORTUNITIES FUND(1)



                                                 Fiscal period                                                      Fiscal period
                                                     ended                                                              ended
                                                  October 31,            Fiscal year ended September 30,            September 30,
CLASS A SHARES                                     2005(2,3)       2005(3)     2004(3)      2003(3)      2002         2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                $ 23.75        $ 21.74     $  21.95     $ 13.86     $ 16.89        $ 31.26
                                                    -------        -------     --------     -------     -------        -------
Investment Operations:
 Net Investment Loss                                  (0.02)         (0.32)       (0.35)      (0.28)      (0.26)         (0.17)
 Realized and Unrealized Gains (Losses) on
  Investments                                         (0.94)          5.28         0.27        8.37       (2.74)         (5.20)
                                                    -------        -------     --------     -------     -------        -------
 Total From Investment Operations                     (0.96)          4.96        (0.08)       8.09       (3.00)         (5.37)
                                                    -------        -------     --------     -------     -------        -------
Less Distributions:
 Distributions (from net realized gains)                 --          (2.95)       (0.13)         --          --          (9.00)
 Distributions (from return of capital)                  --             --           --          --       (0.03)            --
                                                    -------        -------     --------     -------     -------        -------
 Total Distributions                                     --          (2.95)       (0.13)         --       (0.03)         (9.00)
                                                    -------        -------     --------     -------     -------        -------
Net Asset Value, End of Period                      $ 22.79        $ 23.75     $  21.74     $ 21.95     $ 13.86        $ 16.89
                                                    =======        =======     ========     =======     =======        =======
Total Return(5)                                       (4.04)%        24.21%       (0.39)%     58.37%     (17.84)%       (21.51)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                     $78,357        $84,567     $101,031     $81,999     $44,834        $45,233
Ratio of Expenses to Average Net Assets                1.47%          1.82%        1.93%       1.93%       1.93%          1.93%
Ratio of Net Investment Loss to Average Net
 Assets                                               (1.17)%        (1.42)%      (1.42)%     (1.63)%     (1.53)%        (0.91)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                   1.56%          1.87%        1.96%       1.97%       1.97%          1.99%
Ratio of Net Investment Loss to Average Net
 Assets (excluding waivers)                           (1.26)%        (1.47)%      (1.45)%     (1.67)%     (1.57)%        (0.97)%
Portfolio Turnover Rate                                  14%           190%         178%        137%        123%           125%

  CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                $ 22.27        $ 20.69     $  21.05     $ 13.39     $ 16.44        $ 30.84
                                                    -------        -------     --------     -------     -------        -------
Investment Operations:
 Net Investment Loss                                  (0.03)         (0.45)       (0.50)      (0.40)      (0.39)         (0.31)
 Realized and Unrealized Gains (Losses) on
  Investments                                         (0.88)          4.98         0.27        8.06       (2.63)         (5.09)
                                                    -------        -------     --------     -------     -------        -------
 Total From Investment Operations                     (0.91)          4.53        (0.23)       7.66       (3.02)         (5.40)
                                                    -------        -------     --------     -------     -------        -------
Less Distributions:
 Distributions (from net realized gains)                 --          (2.95)       (0.13)         --          --          (9.00)
 Distributions (from return of capital)                  --             --           --          --       (0.03)            --
                                                    -------        -------     --------     -------     -------        -------
 Total Distributions                                     --          (2.95)       (0.13)         --       (0.03)         (9.00)
                                                    -------        -------     --------     -------     -------        -------
Net Asset Value, End of Period                      $ 21.36        $ 22.27     $  20.69     $ 21.05     $ 13.39        $ 16.44
                                                    =======        =======     ========     =======     =======        =======
Total Return(5)                                       (4.09)%        23.27%       (1.13)%     57.21%     (18.45)%       (22.07)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                     $ 8,271        $ 8,760     $  9,063     $ 6,441     $ 3,779        $ 3,165
Ratio of Expenses to Average Net Assets                2.22%          2.57%        2.68%       2.68%       2.68%          2.68%
Ratio of Net Investment Loss to Average Net
 Assets                                               (1.93)%        (2.16)%      (2.16)%     (2.38)%     (2.28)%        (1.68)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                   2.31%          2.62%        2.71%       2.72%       2.72%          2.74%
Ratio of Net Investment Loss to Average Net
 Assets (excluding waivers)                           (2.02)%        (2.21)%      (2.19)%     (2.42)%     (2.32)%        (1.74)%
Portfolio Turnover Rate                                  14%           190%         178%        137%        123%           125%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar Microcap Fund, which merged into the Small Cap Growth Opportunities Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              63
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


SMALL CAP GROWTH OPPORTUNITIES FUND (CONTINUED)


                                           Fiscal period                                                           Fiscal period
                                               ended                                                                   ended
                                            October 31,               Fiscal year ended September 30,              September 30,
CLASS C SHARES                               2005(1,2)         2005(2)      2004(2)      2003(2)       2002          2001(2,3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period           $23.00          $21.28       $21.65       $13.77       $16.90          $16.34
                                               ------          ------       ------       ------       ------          ------
Investment Operations:
 Net Investment Loss                            (0.04)          (0.48)       (0.49)       (0.43)       (0.19)             --
 Realized and Unrealized Gains
  (Losses) on Investments                       (0.91)           5.15         0.25         8.31        (2.91)           0.56
                                               ------          ------       ------       ------       ------          ------
  Total From Investment Operations              (0.95)           4.67        (0.24)        7.88        (3.10)           0.56
                                               ------          ------       ------       ------       ------          ------
Less Distributions:
 Distributions (from net realized
  gains)                                           --           (2.95)       (0.13)          --           --              --
 Distributions (from return of
  capital)                                         --              --           --           --        (0.03)             --
                                               ------          ------       ------       ------       ------          ------
 Total Distributions                               --           (2.95)       (0.13)          --        (0.03)             --
                                               ------          ------       ------       ------       ------          ------
Net Asset Value, End of Period                 $22.05          $23.00       $21.28       $21.65       $13.77          $16.90
                                               ======          ======       ======       ======       ======          ======
Total Return(4)                                 (4.13)%         23.28%       (1.14)%      57.23%      (18.42)%          3.43%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                $2,962          $3,152       $4,669       $1,529       $  260          $    1
Ratio of Expenses to Average Net
 Assets                                          2.22%           2.57%        2.68%        2.68%        2.68%           1.63%
Ratio of Net Investment Loss to
 Average Net Assets                             (1.93)%         (2.20)%      (2.07)%      (2.38)%      (2.31)%         (0.41)%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                      2.31%           2.62%        2.71%        2.72%        2.72%           1.76%
Ratio of Net Investment Loss to
 Average Net Assets (excluding
 waivers)                                       (2.02)%         (2.25)%      (2.10)%      (2.42)%      (2.35)%         (0.54)%
Portfolio Turnover Rate                            14%            190%         178%         137%         123%            125%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              64
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED



SMALL CAP SELECT FUND(1)



                                                 Fiscal period                                                      Fiscal period
                                                     ended                                                              ended
                                                  October 31,            Fiscal year ended September 30,            September 30,
CLASS A SHARES                                     2005(2,3)       2005(3)      2004(3)     2003(3)     2002(3)       2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $  15.82        $  15.95     $ 14.52     $ 10.68     $ 11.97        $ 17.60
                                                   --------        --------     -------     -------     -------        -------
Investment Operations:
 Net Investment Loss                                  (0.01)          (0.08)      (0.12)      (0.09)      (0.10)         (0.03)
 Realized and Unrealized Gains (Losses) on
  Investments                                         (0.48)           3.10        2.60        3.93       (0.30)         (1.89)
                                                   --------        --------     -------     -------     -------        -------
 Total From Investment Operations                     (0.49)           3.02        2.48        3.84       (0.40)         (1.92)
                                                   --------        --------     -------     -------     -------        -------
Less Distributions:
 Dividends (from net investment income)                  --              --          --          --          --             --
 Distributions (from net realized gains)                 --           (3.15)      (1.05)         --       (0.89)         (3.71)
                                                   --------        --------     -------     -------     -------        -------
 Total Distributions                                     --           (3.15)      (1.05)         --       (0.89)         (3.71)
                                                   --------        --------     -------     -------     -------        -------
Net Asset Value, End of Period                     $  15.33        $  15.82     $ 15.95     $ 14.52     $ 10.68        $ 11.97
                                                   ========        ========     =======     =======     =======        =======
Total Return(5)                                       (3.10)%         20.46%      17.64%      35.96%      (4.56)%       (12.63)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $104,568        $107,270     $97,775     $73,445     $33,586        $17,351
Ratio of Expenses to Average Net Assets                1.25%           1.22%       1.21%       1.21%       1.21%          1.19%
Ratio of Net Investment Loss to Average Net
 Assets                                               (0.92)%         (0.53)%     (0.76)%     (0.73)%     (0.81)%        (0.24)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                   1.25%           1.25%       1.24%       1.25%       1.25%          1.22%
Ratio of Net Investment Loss to Average Net
 Assets (excluding waivers)                           (0.92)%         (0.56)%     (0.79)%     (0.77)%     (0.85)%        (0.27)%
Portfolio Turnover Rate                                  14%            122%        116%        145%        171%           204%

  CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $  14.02        $  14.56     $ 13.42     $  9.95     $ 11.28        $ 16.90
                                                   --------        --------     -------     -------     -------        -------
Investment Operations:
 Net Investment Loss                                  (0.02)          (0.17)      (0.22)      (0.17)      (0.19)         (0.12)
 Realized and Unrealized Gains (Losses) on
  Investments                                         (0.42)           2.78        2.41        3.64       (0.25)         (1.79)
                                                   --------        --------     -------     -------     -------        -------
 Total From Investment Operations                     (0.44)           2.61        2.19        3.47       (0.44)         (1.91)
                                                   --------        --------     -------     -------     -------        -------
Less Distributions:
 Distributions (from net realized gains)                 --           (3.15)      (1.05)         --       (0.89)         (3.71)
                                                   --------        --------     -------     -------     -------        -------
 Total Distributions                                     --           (3.15)      (1.05)         --       (0.89)         (3.71)
                                                   --------        --------     -------     -------     -------        -------
Net Asset Value, End of Period                     $  13.58        $  14.02     $ 14.56     $ 13.42     $  9.95        $ 11.28
                                                   ========        ========     =======     =======     =======        =======
Total Return(5)                                       (3.14)%         19.45%      16.88%      34.88%      (5.23)%       (13.21)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $ 13,406        $ 14,023     $13,050     $11,541     $ 4,613        $ 1,979
Ratio of Expenses to Average Net Assets                2.00%           1.97%       1.96%       1.96%       1.96%          1.93%
Ratio of Net Investment Loss to Average Net
 Assets                                               (1.67)%         (1.28)%     (1.51)%     (1.48)%     (1.56)%        (0.99)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                   2.00%           2.00%       1.99%       2.00%       2.00%          1.97%
Ratio of Net Investment Loss to Average Net
 Assets (excluding waivers)                           (1.67)%         (1.31)%     (1.54)%     (1.52)%     (1.60)%        (1.03)%
Portfolio Turnover Rate                                  14%            122%        116%        145%        171%           204%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar Small Cap Core Equity Fund, which merged into the Small Cap Select Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.


(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              65
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


SMALL CAP SELECT FUND (CONTINUED)


                                          Fiscal period                                                            Fiscal period
                                              ended                                                                    ended
                                           October 31,               Fiscal year ended September 30,               September 30,
CLASS C SHARES                              2005(1,2)         2005(2)      2004(2)      2003(2)      2002(2)         2001(2,3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period         $ 15.28          $ 15.60      $ 14.32      $ 10.62      $11.97           $11.72
                                             -------          -------      -------      -------      ------           ------
Investment Operations:
 Net Investment Loss                           (0.02)           (0.19)       (0.24)       (0.18)      (0.20)              --
 Realized and Unrealized Gains
  (Losses) on Investments                      (0.47)            3.02         2.57         3.88       (0.26)            0.25
                                             -------          -------      -------      -------      ------           ------
 Total From Investment Operations              (0.49)            2.83         2.33         3.70       (0.46)            0.25
                                             -------          -------      -------      -------      ------           ------
Less Distributions:
 Distributions (from net realized
  gains)                                          --            (3.15)       (1.05)          --       (0.89)              --
                                             -------          -------      -------      -------      ------           ------
 Total Distributions                              --            (3.15)       (1.05)          --       (0.89)              --
                                             -------          -------      -------      -------      ------           ------
Net Asset Value, End of Period               $ 14.79          $ 15.28      $ 15.60      $ 14.32      $10.62           $11.97
                                             =======          =======      =======      =======      ======           ======
Total Return(4)                                (3.21)%          19.58%       16.79%       34.84%      (5.09)%           2.13%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)              $13,453          $14,418      $13,841      $11,128      $3,096           $   --
Ratio of Expenses to Average Net
 Assets                                         2.00%            1.97%        1.96%        1.96%       1.96%              --
Ratio of Net Investment Loss to
 Average Net Assets                            (1.67)%          (1.28)%      (1.50)%      (1.47)%     (1.61)%             --
Ratio of Expenses to Average Net
 Assets (excluding waivers)                     2.00%            2.00%        1.99%        2.00%       2.02%              --
Ratio of Net Investment Loss to
 Average Net Assets (excluding
 waivers)                                      (1.67)%          (1.31)%      (1.53)%      (1.51)%     (1.67)%             --
Portfolio Turnover Rate                           14%             122%         116%         145%        171%             204%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              66
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


SMALL CAP VALUE FUND


                                                 Fiscal period
                                                     ended
                                                  October 31,                       Fiscal year ended September 30,
CLASS A SHARES                                     2005(1,2)          2005(2)      2004(2)      2003(2)      2002(2)      2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                $ 16.78           $ 16.84      $ 14.28      $ 11.26      $ 13.40      $ 17.09
                                                    -------           -------      -------      -------      -------      -------
Investment Operations:
 Net Investment Income (Loss)                          0.01              0.03         0.03           --        (0.02)        0.02
 Realized and Unrealized Gains (Losses)
  on Investments                                      (0.45)             2.63         3.13         3.02        (0.13)       (0.97)
                                                    -------           -------      -------      -------      -------      -------
 Total From Investment Operations                     (0.44)             2.66         3.16         3.02        (0.15)       (0.95)
                                                    -------           -------      -------      -------      -------      -------
Less Distributions:
 Dividends (from net investment income)                  --             (0.06)       (0.04)          --           --        (0.05)
 Distributions (from net realized gains)                 --             (2.66)       (0.56)          --        (1.99)       (2.69)
                                                    -------           -------      -------      -------      -------      -------
 Total Distributions                                     --             (2.72)       (0.60)          --        (1.99)       (2.74)
                                                    -------           -------      -------      -------      -------      -------
Net Asset Value, End of Period                      $ 16.34           $ 16.78      $ 16.84      $ 14.28      $ 11.26      $ 13.40
                                                    =======           =======      =======      =======      =======      =======
Total Return(3)                                       (2.62)%           16.78%       22.70%       26.86%       (2.19)%      (6.36)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                     $46,467           $48,128      $43,192      $32,416      $27,205      $34,292
Ratio of Expenses to Average Net Assets                1.25%             1.24%        1.23%        1.23%        1.23%        1.15%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                    0.78%             0.19%        0.21%        0.02%       (0.12)%       0.11%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                   1.25%             1.26%        1.25%        1.25%        1.26%        1.15%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)                0.78%             0.17%        0.19%          --        (0.15)%       0.11%
Portfolio Turnover Rate                                  15%               72%          34%          49%          37%          53%

  CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                $ 15.61           $ 15.92      $ 13.60      $ 10.80      $ 13.01      $ 16.76
                                                    -------           -------      -------      -------      -------      -------
Investment Operations:
 Net Investment Loss                                     --             (0.09)       (0.08)       (0.08)       (0.11)       (0.09)
 Realized and Unrealized Gains (Losses)
  on Investments                                      (0.42)             2.47         2.96         2.88        (0.11)       (0.97)
                                                    -------           -------      -------      -------      -------      -------
 Total From Investment Operations                     (0.42)             2.38         2.88         2.80        (0.22)       (1.06)
                                                    -------           -------      -------      -------      -------      -------
Less Distributions:
 Distributions (from net investment
  income)                                                --             (0.03)          --           --           --           --
 Distributions (from net realized gains)                 --             (2.66)       (0.56)          --        (1.99)       (2.69)
                                                    -------           -------      -------      -------      -------      -------
 Total Distributions                                     --             (2.69)       (0.56)          --        (1.99)       (2.69)
                                                    -------           -------      -------      -------      -------      -------
Net Asset Value, End of Period                      $ 15.19           $ 15.61      $ 15.92      $ 13.60      $ 10.80      $ 13.01
                                                    =======           =======      =======      =======      =======      =======
Total Return(3)                                       (2.69)%           15.90%       21.76%       25.93%       (2.91)%      (7.24)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                     $ 8,913           $ 9,325      $ 9,901      $12,560      $12,008      $12,392
Ratio of Expenses to Average Net Assets                2.00%             1.99%        1.98%        1.98%        1.98%        1.90%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                    0.03%            (0.56)%      (0.51)%      (0.73)%      (0.87)%      (0.64)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                   2.00%             2.01%        2.00%        2.00%        2.01%        1.90%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)                0.03%            (0.58)       (0.53)%      (0.75)%      (0.90)%      (0.64)%
Portfolio Turnover Rate                                  15%               72%          34%          49%          37%          53%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.


(2)Per share data calculated using average shares outstanding method.


(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              67
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


SMALL CAP VALUE FUND (CONTINUED)



                                                  Fiscal period
                                                      ended
                                                   October 31,                     Fiscal period ended September 30,
CLASS C SHARES                                      2005(1,2)         2005(2)      2004(2)      2003(2)      2002(2)      2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                  $15.82          $ 16.10      $13.74       $10.91       $13.13       $16.88
                                                      ------          -------      ------       ------       ------       ------
Investment Operations:
 Net Investment Loss                                      --            (0.09)      (0.08)       (0.09)       (0.11)       (0.10)
 Realized and Unrealized Gains (Losses) on
  Investments                                          (0.43)            2.50        3.00         2.92        (0.12)       (0.95)
                                                      ------          -------      ------       ------       ------       ------
 Total From Investment Operations                      (0.43)            2.41        2.92         2.83        (0.23)       (1.05)
                                                      ------          -------      ------       ------       ------       ------
Less Distributions:
 Dividends (from net investment income)                   --            (0.03)         --           --           --        (0.01)
 Distributions (from net realized gains)                  --            (2.66)      (0.56)          --        (1.99)       (2.69)
                                                      ------          -------      ------       ------       ------       ------
 Total Distributions                                      --            (2.69)      (0.56)          --        (1.99)       (2.70)
                                                      ------          -------      ------       ------       ------       ------
Net Asset Value, End of Period                        $15.39          $ 15.82      $16.10       $13.74       $10.91       $13.13
                                                      ======          =======      ======       ======       ======       ======
Total Return(3)                                        (2.72)%          15.92%      21.83%       25.94%       (2.96)%      (7.08)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                       $4,590          $ 4,808      $4,609       $4,354       $4,873       $4,547
Ratio of Expenses to Average Net Assets                 2.00%            1.99%       1.98%        1.98%        1.98%        1.90%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                     0.03%           (0.56)%     (0.52)%      (0.74)%      (0.87)%      (0.65)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    2.00%            2.01%       2.00%        2.00%        2.01%        1.90%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)                 0.03%           (0.58)%     (0.54)%      (0.76)%      (0.90)%      (0.65)%
Portfolio Turnover Rate                                   15%              72%         34%          49%          37%          53%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              68
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED



REAL ESTATE SECURITIES FUND



                                                 Fiscal period
                                                     ended
                                                  October 31,                      Fiscal year ended September 30,
CLASS A SHARES                                     2005(1,2)         2005(2)       2004(2)      2003(2)      2002(2)      2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                $  21.81         $  18.62      $ 16.00      $ 13.68      $ 13.12      $12.71
                                                    --------         --------      -------      -------      -------      ------
Investment Operations:
 Net Investment Income                                  0.03             0.69         0.63         0.69         0.71        0.76
 Realized and Unrealized Gains (Losses) on
  Investments                                          (0.42)            4.47         3.21         2.65         0.61        0.32
                                                    --------         --------      -------      -------      -------      ------
 Total From Investment Operations                      (0.39)            5.16         3.84         3.34         1.32        1.08
                                                    --------         --------      -------      -------      -------      ------
Less Distributions:
 Dividends (from net investment income)                   --            (0.55)       (0.62)       (0.69)       (0.69)      (0.64)
 Distributions (from net realized gains)                  --            (1.42)       (0.60)       (0.33)          --          --
 Distributions (from return of capital)                   --               --           --           --        (0.07)      (0.03)
                                                    --------         --------      -------      -------      -------      ------
 Total Distributions                                      --            (1.97)       (1.22)       (1.02)       (0.76)      (0.67)
                                                    --------         --------      -------      -------      -------      ------
Net Asset Value, End of Period                      $  21.42         $  21.81      $ 18.62      $ 16.00      $ 13.68      $13.12
                                                    ========         ========      =======      =======      =======      ======
Total Return(3)                                        (1.79)%          28.99%       24.98%       25.92%       10.07%       8.69%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                     $133,339         $135,745      $86,996      $35,754      $15,422      $2,421
Ratio of Expenses to Average Net Assets                 1.23%            1.23%        1.23%        1.23%        1.23%       1.04%
Ratio of Net Investment Income to Average
 Net Assets                                             1.48%            3.43%        3.63%        4.82%        5.06%       5.89%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    1.23%            1.25%        1.26%        1.28%        1.32%       1.25%
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                         1.48%            3.41%        3.60%        4.77%        4.97%       5.68%
Portfolio Turnover Rate                                   11%             118%         127%          69%          99%         85%

  CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                $  21.53         $  18.41      $ 15.85      $ 13.55      $ 13.02      $12.61
                                                    --------         --------      -------      -------      -------      ------
Investment Operations:
 Net Investment Income                                  0.01             0.54         0.50         0.57         0.59        0.65
 Realized and Unrealized Gains (Losses) on
  Investments                                          (0.40)            4.40         3.17         2.64         0.61        0.33
                                                    --------         --------      -------      -------      -------      ------
 Total From Investment Operations                      (0.39)            4.94         3.67         3.21         1.20        0.98
                                                    --------         --------      -------      -------      -------      ------

Less Distributions:
 Dividends (from net investment income)                   --            (0.40)       (0.51)       (0.58)       (0.60)      (0.54)
 Distributions (from net realized gains)                  --            (1.42)       (0.60)       (0.33)          --          --
 Distributions (from return of capital)                   --               --           --           --        (0.07)      (0.03)
                                                    --------         --------      -------      -------      -------      ------
 Total Distributions                                      --            (1.82)       (1.11)       (0.91)       (0.67)      (0.57)
                                                    --------         --------      -------      -------      -------      ------
Net Asset Value, End of Period                      $  21.14         $  21.53      $ 18.41      $ 15.85      $ 13.55      $13.02
                                                    ========         ========      =======      =======      =======      ======
Total Return(3)                                        (1.81)%          27.98%       24.06%       25.03%        9.21%       7.93%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                     $  4,419         $  4,700      $ 4,412      $ 3,559      $ 2,577      $1,724
Ratio of Expenses to Average Net Assets                 1.98%            1.98%        1.98%        1.98%        1.98%       1.79%
Ratio of Net Investment Income to Average
 Net Assets                                             0.74%            2.69%        2.91%        4.10%        4.27%       5.13%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    1.98%            2.00%        2.01%        2.03%        2.07%       2.00%
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                         0.74%            2.67%        2.88%        4.05%        4.18%       4.92%
Portfolio Turnover Rate                                   11%             118%         127%          69%          99%         85%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.


(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              69
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


REAL ESTATE SECURITIES FUND (CONTINUED)



                                                  Fiscal period
                                                      ended
                                                   October 31,                     Fiscal period ended September 30,
CLASS C SHARES                                      2005(1,2)         2005(2)      2004(2)      2003(2)      2002(2)      2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                  $21.61          $18.47       $15.89       $13.62       $13.08       $12.68
                                                      ------          ------       ------       ------       ------       ------
Investment Operations:
 Net Investment Income                                  0.01            0.54         0.50         0.59         0.62         0.69
 Realized and Unrealized Gains (Losses) on
  Investments                                          (0.41)           4.42         3.19         2.62         0.59         0.30
                                                      ------          ------       ------       ------       ------       ------
 Total From Investment Operations                      (0.40)           4.96         3.69         3.21         1.21         0.99
                                                      ------          ------       ------       ------       ------       ------
Less Distributions:
 Dividends (from net investment income)                   --           (0.40)       (0.51)       (0.61)       (0.60)       (0.59)
 Distributions (from net realized gains)                  --           (1.42)       (0.60)       (0.33)          --           --
 Distributions (from return of capital)                   --              --           --           --        (0.07)          --
                                                      ------          ------       ------       ------       ------       ------
 Total Distributions                                      --           (1.82)       (1.11)       (0.94)       (0.67)       (0.59)
                                                      ------          ------       ------       ------       ------       ------
Net Asset Value, End of Period                        $21.21          $21.61       $18.47       $15.89       $13.62       $13.08
                                                      ======          ======       ======       ======       ======       ======
Total Return(3)                                        (1.85)%         28.00%       24.12%       24.88%        9.27%        7.93%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                       $4,669          $4,954       $4,247       $3,229       $  986       $  341
Ratio of Expenses to Average Net Assets                 1.98%           1.98%        1.98%        1.98%        1.98%        1.79%
Ratio of Net Investment Income to Average
 Net Assets                                             0.75%           2.68%        2.92%        4.12%        4.43%        5.27%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    1.98%           2.00%        2.01%        2.03%        2.07%        2.00%
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                         0.75%           2.66%        2.89%        4.07%        4.34%        5.06%
Portfolio Turnover Rate                                   11%            118%         127%          69%          99%          85%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              70
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED



INTERNATIONAL FUND(1)



                                                  Fiscal period                                                     Fiscal period
                                                      ended                                                             ended
                                                   October 31,            Fiscal year ended September 30,           September 30,
CLASS A SHARES                                      2005(2,3)       2005(3)     2004(3)     2003(3)     2002(3)       2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $ 12.24        $ 10.19     $  8.99     $  7.33     $  8.96        $ 13.96
                                                     -------        -------     -------     -------     -------        -------
Investment Operations:
 Net Investment Income                                  0.01           0.09        0.03        0.06          --           0.10
 Realized and Unrealized Gains (Losses) on
  Investments                                          (0.24)          2.02        1.22        1.60       (1.63)         (3.63)
                                                     -------        -------     -------     -------     -------        -------
 Total From Investment Operations                      (0.23)          2.11        1.25        1.66       (1.63)         (3.53)
                                                     -------        -------     -------     -------     -------        -------
Less Distributions:
 Dividends (from net investment income)                   --          (0.06)      (0.05)         --          --          (0.10)
 Distributions (from net realized gains)                  --             --          --          --          --          (1.37)
                                                     -------        -------     -------     -------     -------        -------
 Total Distributions                                      --          (0.06)      (0.05)         --          --          (1.47)
                                                     -------        -------     -------     -------     -------        -------
Net Asset Value, End of Period                       $ 12.01        $ 12.24     $ 10.19     $  8.99     $  7.33        $  8.96
                                                     =======        =======     =======     =======     =======        =======
Total Return(5)                                        (1.88)%        20.80%      13.91%      22.65%     (18.19)%       (28.00)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $48,439        $48,851     $44,851     $39,251     $37,232        $64,907
Ratio of Expenses to Average Net Assets                 1.51%          1.56%       1.60%       1.60%       1.60%          1.49%
Ratio of Net Investment Income to Average Net
 Assets                                                 0.58%          0.77%       0.31%       0.77%       0.04%          1.02%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    1.55%          1.61%       1.64%       1.65%       1.66%          1.59%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)                 0.54%          0.72%       0.27%       0.72%      (0.02)%         0.92%
Portfolio Turnover Rate                                   --             74%         77%         82%         72%            72%

  CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $ 11.31        $  9.43     $  8.34     $  6.85     $  8.45        $ 13.28
                                                     -------        -------     -------     -------     -------        -------
Investment Operations:
 Net Investment Income (Loss)                             --             --       (0.05)         --       (0.06)          0.01
 Realized and Unrealized Gains (Losses) on
  Investments                                          (0.22)          1.88        1.14        1.49       (1.54)         (3.43)
                                                     -------        -------     -------     -------     -------        -------
 Total From Investment Operations                      (0.22)          1.88        1.09        1.49       (1.60)         (3.42)
                                                     -------        -------     -------     -------     -------        -------
Less Distributions:
 Dividends (from net investment income)                   --             --          --          --          --          (0.07)
 Distributions (from net realized gains)                  --             --          --          --          --          (1.34)
                                                     -------        -------     -------     -------     -------        -------
 Total Distributions                                      --             --          --          --          --          (1.41)
                                                     -------        -------     -------     -------     -------        -------
Net Asset Value, End of Period                       $ 11.09        $ 11.31     $  9.43     $  8.34     $  6.85        $  8.45
                                                     =======        =======     =======     =======     =======        =======
Total Return(5)                                        (1.95)%        19.94%      13.12%      21.75%     (18.94)%       (28.57)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $ 6,632        $ 6,819     $ 7,371     $ 7,936     $ 7,459        $10,857
Ratio of Expenses to Average Net Assets                 2.26%          2.31%       2.35%       2.35%       2.35%          2.17%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                    (0.17)%         0.00%      (0.48)%      0.02%      (0.68)%         0.06%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    2.30%          2.36%       2.39%       2.40%       2.41%          2.27%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)                (0.21)%        (0.05)%     (0.52)%     (0.03)%     (0.74)%        (0.04)%
Portfolio Turnover Rate                                   --             74%         77%         82%         72%            72%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar International Growth Fund, which merged into the International Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              71
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights CONTINUED


INTERNATIONAL FUND (CONTINUED)


                                            Fiscal period                                                           Fiscal period
                                                ended                                                                   ended
                                             October 31,               Fiscal year ended September 30,              September 30,
CLASS C SHARES                                2005(1,2)         2005(2)      2004(2)      2003(2)      2002(2)        2001(2,3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $11.70          $ 9.76       $ 8.63       $  7.09      $  8.75         $  8.31
                                                ------          ------       ------       -------      -------         -------
Investment Operations:
 Net Investment Income (Loss)                       --              --        (0.05)           --        (0.06)           0.01
 Realized and Unrealized Gains
  (Losses) on Investments                        (0.23)           1.94         1.18          1.54        (1.60)           0.43
                                                ------          ------       ------       -------      -------         -------
 Total From Investment Operations                (0.23)           1.94         1.13          1.54        (1.66)           0.44
                                                ------          ------       ------       -------      -------         -------
Less Distributions:
 Total Distributions                                --              --           --            --           --              --
                                                ------          ------       ------       -------      -------         -------
Net Asset Value, End of Period                  $11.47          $11.70       $ 9.76       $  8.63      $  7.09         $  8.75
                                                ======          ======       ======       =======      =======         =======
Total Return(4)                                  (1.97)%         19.88%       13.14%        21.72%      (18.97)%          5.29%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $7,520          $7,915       $8,542       $10,439      $11,027         $17,806
Ratio of Expenses to Average Net
 Assets                                           2.26%           2.31%        2.35%         2.35%        2.35%           1.48%
Ratio of Net Investment Income (Loss)
 to Average Net Assets                           (0.17)%         (0.01)%      (0.52)%       (0.01)%      (0.71)%          4.15%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                       2.30%           2.36%        2.39%         2.40%        2.41%           1.48%
Ratio of Net Investment Income (Loss)
 to Average Net Assets (excluding
 waivers)                                        (0.21)%         (0.06)%      (0.56)%       (0.06)%      (0.77)%          4.15%
Portfolio Turnover Rate                             --              74%          77%           82%          72%             72%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              72
                      PROSPECTUS - First American Stock Funds
                                    Class A, Class B, and Class C Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION


More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American Funds' Internet Web site.


FIRST AMERICAN FUNDS WEB SITE


Information about the First American Funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

SEC file number:  811-05309                                     PROSTOCKR  12/05
--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

                                          December 30, 2005

                                          Prospectus
                                          First American Investment Funds, Inc.

                                          ASSET CLASS - STOCK FUNDS

                              STOCK FUNDS


                           CLASS R SHARES



                                          BALANCED FUND


                                          EQUITY INCOME FUND


                                          LARGE CAP GROWTH OPPORTUNITIES FUND


                                          LARGE CAP SELECT FUND


                                          LARGE CAP VALUE FUND


                                          MID CAP GROWTH OPPORTUNITIES FUND


                                          MID CAP VALUE FUND


                                          SMALL CAP GROWTH OPPORTUNITIES FUND


                                          SMALL CAP SELECT FUND


                                          SMALL CAP VALUE FUND


                                          REAL ESTATE SECURITIES FUND

                                          INTERNATIONAL FUND

                                          As with all mutual funds, the
                                          Securities and Exchange Commission has
                                          not approved or disapproved the shares
                                          of these funds, or determined if the
                                          information in this prospectus is
                                          accurate or complete. Any statement to
                                          the contrary is a criminal offense.

(FIRST AMERICAN FUNDS LOGO)

TABLE OF
CONTENTS


FUND SUMMARIES
    Balanced Fund                                                      2
    Equity Income Fund                                                 6
    Large Cap Growth Opportunities Fund                                8
    Large Cap Select Fund                                             10
    Large Cap Value Fund                                              12
    Mid Cap Growth Opportunities Fund                                 14
    Mid Cap Value Fund                                                16
    Small Cap Growth Opportunities Fund                               18
    Small Cap Select Fund                                             20
    Small Cap Value Fund                                              22
    Real Estate Securities Fund                                       24
    International Fund                                                26
MORE ABOUT THE FUNDS
    Investment Strategies, Risks and Other Investment
      Matters                                                         28
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                   32
    Managing Your Investment                                          36
ADDITIONAL INFORMATION
    Management                                                        37
    Financial Highlights                                              40
FOR MORE INFORMATION                                          Back Cover

Fund Summaries

Introduction

          This section of the prospectus describes the objectives of the First American Stock Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                              1
                           PROSPECTUS - First American Stock Funds
                                         Class R Shares

Fund Summaries
Balanced Fund

OBJECTIVE

Balanced Fund's objective is to maximize total return (capital appreciation plus income).

PRINCIPAL INVESTMENT STRATEGIES


Balanced Fund invests in a balanced portfolio of stocks and bonds. The mix of securities will change based on existing and anticipated market conditions. Over the long term, the fund's asset mix is likely to average approximately 60% equity securities and 40% debt securities. Under normal market conditions, the equity securities portion of the fund's portfolio will be invested primarily (at least 80% of the net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, mid-capitalization companies, and small-capitalization companies. The advisor will select companies based on a combination of both value and growth objectives, seeking companies it believes offer market opportunity.



In selecting stocks, the fund's advisor invests in companies that it believes meet at least two of the following criteria:



- attractively valued relative to other companies in the same industry or market.



- good or improving fundamentals.



- an identifiable catalyst that could increase the value of the company's stock over the next one or two years.



The fund's advisor generally will sell a stock if any of the following has occurred:



- the stock has hit its price target and the company is no longer attractively valued relative to other companies in the same industry or market.



- the company's fundamentals have significantly deteriorated.



- a catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.



- a better alternative exists in the marketplace.


Up to 25% of the equity portion of the fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.


Under normal market conditions, the debt securities portion of the fund's portfolio will be comprised of securities such as: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) including zero coupon bonds; mortgage- and asset-backed securities; and corporate debt obligations. The fund will invest mainly in debt obligations that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, up to 10% of the total assets in the debt portion of the fund's portfolio may be rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B- at the time of purchase or in unrated securities of equivalent quality.



Up to 25% of the debt portion of the fund may be invested in dollar denominated debt securities of foreign corporations and governments.


In selecting debt securities for the fund, the advisor uses a "top-down" approach, which begins with the formulation of a general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. This is followed by the selection of individual securities.

To generate additional income, the fund may invest up to 25% of the debt portion of its assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.


The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps and floors; interest rate, total return and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Common Stock Risk



- Credit Risk



- Derivative Instrument Risk



- Dollar Roll Transaction Risk



- Foreign Security Risk



                              2
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Balanced Fund CONTINUED


- Income Risk



- Interest Rate Risk



- Mortgage- and Asset-Backed Securities Risk



- Non-Investment Grade Securities Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark indices, which are broad measures of market performance. The performance information reflects fund expenses; the benchmarks are unmanaged, have no expenses, and are unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)

(BAR CHART)

2001                                                           -8.60%
2002                                                          -12.15%
2003                                                           18.22%
2004                                                            8.33%




Best Quarter:
Quarter ended                                  June 30, 2003         9.71%
Worst Quarter:
Quarter ended                                  September 30, 2001    (10.02)%

AVERAGE ANNUAL
TOTAL RETURNS                          Inception      One       Since
AS OF 12/31/04(2)                           Date     Year   Inception
---------------------------------------------------------------------
Balanced Fund
---------------------------------------------------------------------
  Class R (return before taxes)         11/27/00    8.33%       0.95%
---------------------------------------------------------------------
  Class R (return after taxes on
  distributions)                                    7.89%       0.31%
---------------------------------------------------------------------
  Class R (return after taxes on
  distributions and sale of fund
  shares)                                           5.39%       0.42%
---------------------------------------------------------------------
Russell 3000 Index(3)
(reflects no deduction for fees,
expenses, or taxes)                                11.95%       0.11%
---------------------------------------------------------------------
Lehman Aggregate Bond Index(4)
(reflects no deduction for fees,
expenses, or taxes)                                 4.34%       7.28%
---------------------------------------------------------------------


(1)Total return for the period from 1/1/05 through 9/30/05 was 5.93%.



(2)Performance presented prior to 9/24/01 represents that of Firstar Balanced Growth Fund, a series of Firstar Funds, Inc. which, together with Firstar Balanced Income Fund, merged into the fund on that date.



(3)An unmanaged index that measures the performance of the 3,000 largest U.S. companies (98% of the investable U.S. equity market) based on total market capitalization.



(4)An unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market.



                              3
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Balanced Fund CONTINUED

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS R
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                   None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                           0.65%
  Distribution and/or Service (12b-1) Fees                  0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                            0.15%
    Miscellaneous                                           0.31%
  Total Annual Fund Operating Expenses(2)                   1.61%
-------------------------------------------------------------------------



(1)The advisor is currently waiving payment of the shareholder servicing fee. This waiver may be discontinued at any time.



(2)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.35%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $164
---------------------------------------------------------------
  3 years                                                  $508
---------------------------------------------------------------
  5 years                                                  $876
---------------------------------------------------------------
 10 years                                                $1,911



                              4
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

                      (This page intentionally left blank)


                              5
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Equity Income Fund

OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:


- the ability to pay above average dividends.



- the ability to finance expected growth.


- strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Credit Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Interest Rate Risk



- Non-Investment Grade Securities Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.


                              6
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Equity Income Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

2002                                                          -18.13%
2003                                                           26.39%
2004                                                            8.74%

Best Quarter:
Quarter ended                                   June 30, 2003         16.78%
Worst Quarter:
Quarter ended                                  September 30, 2002    (16.75)%


AVERAGE ANNUAL TOTAL RETURNS              Inception      One       Since
AS OF 12/31/04                                 Date     Year   Inception
------------------------------------------------------------------------
Equity Income Fund
------------------------------------------------------------------------
 Class R (return before taxes)              9/24/01    8.74%       7.04%
------------------------------------------------------------------------
 Class R (return after taxes on
 distributions)                                        8.12%       6.45%
------------------------------------------------------------------------
 Class R (return after taxes on
 distributions and sale of fund shares)                5.68%       5.71%
------------------------------------------------------------------------
Custom Benchmark -- Standard & Poor's
500 Dividend Only Stocks(2)
(reflects no deduction for fees,
expenses, or taxes)                                   11.02%       6.31%
------------------------------------------------------------------------
Standard & Poor's 500 Index(3)
(reflects no deduction for fees,
expenses, or taxes)                                   10.88%       7.76%
------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.74%.



(2)The S&P 500 Dividend Only Stocks custom benchmark is composed of companies in the S&P 500 Index that have an indicated annual dividend. The since inception performance of the index is calculated from 9/30/01.



(3)An unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large cap common stocks.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS R
------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------
  Management Fees                                           0.65%
  Distribution and/or Service (12b-1) Fees                  0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                            0.15%
    Miscellaneous                                           0.29%
  Total Annual Fund Operating Expenses(2)                   1.59%
------------------------------------------------------------------------



(1)The advisor is currently waiving payment of the shareholder servicing fee. This waiver may be discontinued at any time.



(2)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $162
---------------------------------------------------------------
  3 years                                                  $502
---------------------------------------------------------------
  5 years                                                  $866
---------------------------------------------------------------
 10 years                                                $1,889



                              7
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Large Cap Growth Opportunities Fund

OBJECTIVE

Large Cap Growth Opportunities Fund's objective is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Large Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $796 million to $358.3 billion as of October 31, 2005, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.


The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

- above average growth in revenue and earnings.

- strong competitive position.

- strong management.

- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in U.S. domestic securities.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.


                              8
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Large Cap Growth Opportunities Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

2001                                                          -22.40%
2002                                                          -25.28%
2003                                                           23.91%
2004                                                            8.53%

Best Quarter:
Quarter ended                                  June 30, 2003          12.53%
Worst Quarter:
Quarter ended                                  September 30, 2001    (17.50)%


AVERAGE ANNUAL TOTAL RETURNS            Inception     One       Since
AS OF 12/31/04(2)                            Date    Year   Inception
---------------------------------------------------------------------
Large Cap Growth Opportunities Fund
---------------------------------------------------------------------
  Class R (return before taxes)          11/27/00   8.53%     (6.20)%
---------------------------------------------------------------------
  Class R (return after taxes on
  distributions)                                    8.46%     (6.25)%
---------------------------------------------------------------------
  Class R (return after taxes on
  distributions and sale of fund
  shares)                                           5.54%     (5.22)%
---------------------------------------------------------------------
Russell 1000 Growth Index(3)
(reflects no deduction for fees,
expenses, or taxes)                                 6.30%     (7.77)%
---------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.72%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.



(3)An unmanaged index that measures the performance of those Russell 1000 companies in the Russell 1000 Index (a large-cap index) with higher price-to-book ratios and higher forecasted growth values.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS R
------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------
  Management Fees                                           0.65%
  Distribution and/or Service (12b-1) Fees                  0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                            0.15%
    Miscellaneous                                           0.30%
  Total Annual Fund Operating Expenses(2)                   1.60%
------------------------------------------------------------------------



(1)The advisor is currently waiving payment of the shareholder servicing fee. This waiver may be discontinued at any time.



(2)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $163
---------------------------------------------------------------
  3 years                                                  $505
---------------------------------------------------------------
  5 years                                                  $871
---------------------------------------------------------------
 10 years                                                $1,900



                              9
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Large Cap Select Fund

OBJECTIVE

Large Cap Select Fund's objective is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Large Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Standard & Poor's 500 Index (the "S&P 500 Index"). The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector representation and other factors. The index tracks the performance of the large cap U.S. equity market. While the market capitalizations of companies in the S&P 500 Index ranged from approximately $745 million to $358.3 billion as of October 31, 2005, the advisor typically invests in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The advisor will select companies based on a combination of both value and growth objectives, seeking companies it believes offers market opportunity.



In selecting stocks, the fund's advisor invests in companies that it believes meet at least two of the following criteria:



- attractively valued relative to other companies in the same industry or market.



- good or improving fundamentals.



- an identifiable catalyst that could increase the value of the company's stock over the next one or two years.



The fund's advisor generally will sell a stock if any of the following has occurred:



- the stock has hit its price target and the company is no longer attractively valued relative to other companies in the same industry or market.



- the company's fundamentals have significantly deteriorated.



- a catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.



- a better alternative exists in the marketplace.


In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on the United States stock exchange or represented by American Depository Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because the fund was first offered in 2003, only one calender year of performance information is available. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.


                              10
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Large Cap Select Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

2004                                                          9.00%

Best Quarter:
Quarter ended                                  December 31, 2004      9.89%
Worst Quarter:
Quarter ended                                  September 30, 2004    (2.96)%


AVERAGE ANNUAL TOTAL RETURNS           Inception      One       Since
AS OF 12/31/04                              Date     Year   Inception
---------------------------------------------------------------------
Large Cap Select Fund
---------------------------------------------------------------------
  Class R (return before taxes)          1/31/03    9.00%      18.98%
---------------------------------------------------------------------
  Class R (return after taxes on
  distributions)                                    8.42%      18.43%
---------------------------------------------------------------------
  Class R (return after taxes on
  distributions and sale of fund
  shares)                                           5.95%      16.03%
---------------------------------------------------------------------
Standard & Poor's 500 Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                10.88%      22.08%
---------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 6.96%.



(2)An unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large cap common stocks.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS R
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                   None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.65%
  Distribution and/or Service (12b-1) Fees                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                             0.15%
    Miscellaneous                                            0.32%
  Total Annual Fund Operating Expenses(2)                    1.62%
-------------------------------------------------------------------------



(1)The advisor is currently waiving payment of the shareholder servicing fee. This waiver may be discontinued at any time.



(2)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



  1 year                                                   $165
---------------------------------------------------------------
  3 years                                                  $511
---------------------------------------------------------------
  5 years                                                  $881
---------------------------------------------------------------
 10 years                                                $1,922



                              11
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Large Cap Value Fund

OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $796 million to $358.3 billion as of October 31, 2005, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.


The advisor selects companies that it believes meet at least two of the following criteria:


- undervalued relative to other securities in the same industry or market.



- good or improving fundamentals.


- an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.


                              12
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Large Cap Value Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

2002                                                          -20.99%
2003                                                           25.53%
2004                                                           12.99%

Best Quarter:
Quarter ended                                  June 30, 2003          14.95%
Worst Quarter:
Quarter ended                                  September 30, 2002    (18.82)%


AVERAGE ANNUAL TOTAL RETURNS           Inception      One       Since
AS OF 12/31/04                              Date     Year   Inception
---------------------------------------------------------------------
Large Cap Value Fund
---------------------------------------------------------------------
  Class R (return before taxes)          9/24/01   12.99%       7.80%
---------------------------------------------------------------------
  Class R (return after taxes on
  distributions)                                   12.70%       7.49%
---------------------------------------------------------------------
  Class R (return after taxes on
  distributions and sale of fund
  shares)                                           8.42%       6.53%
---------------------------------------------------------------------
Russell 1000 Value Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                16.49%      11.65%
---------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 6.27%.



(2)An unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with lower price-to-book ratios and lower forecasted growth values.

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS R
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                   None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.65%
  Distribution and/or Service (12b-1) Fees                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                             0.15%
    Miscellaneous                                            0.30%
  Total Annual Fund Operating Expenses(2)                    1.60%
-------------------------------------------------------------------------



(1)The advisor is currently waiving payment of the shareholder servicing fee. This waiver may be discontinued at any time.



(2)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $163
---------------------------------------------------------------
  3 years                                                  $505
---------------------------------------------------------------
  5 years                                                  $871
---------------------------------------------------------------
 10 years                                                $1,900



                              13
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Mid Cap Growth Opportunities Fund

OBJECTIVE

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell Midcap Index ranged from approximately $796 million to $16.3 billion.


The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

- above average growth in revenue and earnings.

- strong competitive position.

- strong management.

- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.


Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.


Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Initial Public Offering (IPO) Risk



- Mid-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.


                              14
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Mid Cap Growth Opportunities Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

2001                                                           -3.68%
2002                                                          -15.44%
2003                                                           33.14%
2004                                                           21.16%

Best Quarter:
Quarter ended                                  December 31, 2001     18.56%
Worst Quarter:
Quarter ended                                  September 30, 2001    (19.90)%


AVERAGE ANNUAL TOTAL RETURNS           Inception      One       Since
AS OF 12/31/04(2)                           Date     Year   Inception
---------------------------------------------------------------------
Mid Cap Growth Opportunities Fund
---------------------------------------------------------------------
  Class R (return before taxes)         12/11/00   21.16%      6.27%
---------------------------------------------------------------------
  Class R (return after taxes on
  distributions)                                   17.28%      5.25%
---------------------------------------------------------------------
  Class R (return after taxes on
  distributions and sale of fund
  shares)                                          15.67%      5.00%
---------------------------------------------------------------------
Russell Midcap Growth Index(3)
(reflects no deduction for fees,
expenses, or taxes)                                15.48%     (4.37)%
---------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 8.27%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar MidCap Core Equity Fund, a series of Firstar Funds, Inc. which merged into the fund on that date.



(3)An unmanaged index that measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS R
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                   None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                            0.70%
  Distribution and/or Service (12b-1) Fees                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                             0.15%
    Miscellaneous                                            0.29%
  Total Annual Fund Operating Expenses(2)                    1.64%
-------------------------------------------------------------------------



(1)The advisor is currently waiving payment of the shareholder servicing fee. This waiver may be discontinued at any time.



(2)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30 2005, absent any expense reimbursements or fee waivers.

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $167
---------------------------------------------------------------
  3 years                                                  $517
---------------------------------------------------------------
  5 years                                                  $892
---------------------------------------------------------------
 10 years                                                $1,944



                              15
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Mid Cap Value Fund

OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell Midcap Index ranged from approximately $796 million to $16.3 billion.


In selecting stocks, the fund's advisor invests in securities it believes:

- are undervalued relative to other securities in the same industry or market.

- exhibit good or improving fundamentals.

- exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of a fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Mid-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.


                              16
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Mid Cap Value Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

2002                                                          -9.28%
2003                                                          33.70%
2004                                                          22.55%

Best Quarter:
Quarter ended                             June 30, 2003         14.98%
Worst Quarter:
Quarter ended                             September 30, 2002    (16.51)%


AVERAGE ANNUAL TOTAL RETURNS          Inception                  Since
AS OF 12/31/04                             Date   One Year   Inception
----------------------------------------------------------------------
Mid Cap Value Fund
----------------------------------------------------------------------
  Class R (return before taxes)         9/24/01    22.55%       18.33%
----------------------------------------------------------------------
  Class R (return after taxes on
  distributions)                                   22.46%       18.12%
----------------------------------------------------------------------
  Class R (return after taxes on
  distributions and sale of fund
  shares)                                          14.65%       15.85%
----------------------------------------------------------------------
Russell Midcap Value Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                23.71%       19.49%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 10.23%.



(2)An unmanaged index that measures the performance of those Russell mid-cap companies with lower price-to-book ratios and lower forecasted growth values.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS R
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                   None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.70%
  Distribution and/or Service (12b-1) Fees                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                             0.15%
    Miscellaneous                                            0.30%
  Total Annual Fund Operating Expenses(2)                    1.65%
-------------------------------------------------------------------------



(1)The advisor is currently waiving payment of the shareholder servicing fee. This waiver may be discontinued at any time.



(2)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $168
---------------------------------------------------------------
  3 years                                                  $520
---------------------------------------------------------------
  5 years                                                  $897
---------------------------------------------------------------
 10 years                                                $1,955



                              17
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Small Cap Growth Opportunities Fund

OBJECTIVE

Small Cap Growth Opportunities Fund has an objective of growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $17 million to $3.5 billion.


The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

- above average growth in revenue and earnings.

- strong competitive position.

- strong management.

- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Common Stock Risk


- Derivative Instrument Risk


- Foreign Security Risk



- Initial Public Offering (IPO) Risk



- Small-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


OTHER INFORMATION

As a result of an internal review, the advisor uncovered an action involving potentially improper trading of a portfolio security held in the First American Small Cap Growth Opportunities Fund. The advisor engaged an outside law firm to conduct a review of these trades, and, as a result of this review, the law firm concluded that no employee of the advisor violated the applicable securities laws. The advisor has voluntarily reported this to the fund's board of directors and to the Securities and Exchange Commission (SEC). The SEC is conducting an informal inquiry into this matter, and the advisor is cooperating fully with the SEC in its inquiry.

FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.


                              18
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Small Cap Growth Opportunities Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

2001                                                             5.15%
2002                                                           -25.78%
2003                                                            59.03%
2004                                                             0.51%

Best Quarter:
Quarter ended                             June 30, 2003         34.02%
Worst Quarter:
Quarter ended                             September 30, 2001    (25.43)%


AVERAGE ANNUAL TOTAL RETURNS             Inception      One       Since
AS OF 12/31/04(2)                             Date     Year   Inception
-----------------------------------------------------------------------
Small Cap Growth Opportunities Fund
-----------------------------------------------------------------------
  Class R (return before taxes)           12/11/00    0.51%       6.04%
-----------------------------------------------------------------------
  Class R (return after taxes on
  distributions)                                     (2.10)%      5.32%
-----------------------------------------------------------------------
  Class R (return after taxes on
  distributions and sale of fund
  shares)                                             1.87%       4.95%
-----------------------------------------------------------------------
Russell 2000 Growth Index(3)
(reflects no deduction for fees,
expenses, or taxes)                                  14.31%       0.23%
-----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 6.99%.



(2)On 12/12/02, the fund changed its main investment strategy such that it was permitted to invest in securities of companies with market capitalizations within the range of companies in the Russell 2000 Index. Previously, the fund invested primarily in companies with market capitalizations of below $500 million at the time of purchase. Performance presented prior to 9/24/01 represents that of the Firstar MicroCap Fund, a series of Firstar Funds, Inc. which merged into the fund on that date.



(3)An unmanaged index that measures the performance of those companies in the Russell 2000 Index (a small-cap index) with higher price-to-book ratios and higher forecasted growth values.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS R
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                   None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            1.00%
  Distribution and/or Service (12b-1) Fees                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                             0.15%
    Miscellaneous                                            0.31%
  Total Annual Fund Operating Expenses(2)                    1.96%
-------------------------------------------------------------------------



(1)The advisor is currently waiving payment of the shareholder servicing fee. This waiver may be discontinued at any time.



(2)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers and restated to reflect the current management fee. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.72%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $199
---------------------------------------------------------------
  3 years                                                  $615
---------------------------------------------------------------
  5 years                                                $1,057
---------------------------------------------------------------
 10 years                                                $2,285



                              19
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Small Cap Select Fund

OBJECTIVE

Small Cap Select Fund has an objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $17 million to $3.5 billion.



In selecting stocks, the fund's advisor invests in companies that it believes meet at least two of the following criteria:



- attractively valued relative to other companies in the same industry or market.



- good or improving fundamentals.



- an identifiable catalyst that could increase the value of the company's stock over the next one or two years.



The fund's advisor generally will sell a stock if any of the following has occurred:



- the stock has hit its price target and the company is no longer attractively valued relative to other companies in the same industry or market.



- the company's fundamentals have significantly deteriorated.



- a catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.



- a better alternative exists in the marketplace.


In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Initial Public Offering (IPO) Risk



- Small-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.


                              20
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Small Cap Select Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

1995                                                           16.90%
1996                                                           10.61%
1997                                                           20.50%
1998                                                           -8.02%
1999                                                           16.75%
2000                                                           19.63%
2001                                                           12.36%
2002                                                          -18.00%
2003                                                           44.22%
2004                                                           15.26%

Best Quarter:
Quarter ended                             December 31, 2001     27.42%
Worst Quarter:
Quarter ended                             September 30, 1998    (24.96)%


AVERAGE ANNUAL
TOTAL RETURNS                   Inception      One     Five      Ten
AS OF 12/31/04(2)                    Date     Year    Years    Years
--------------------------------------------------------------------
Small Cap Select Fund
--------------------------------------------------------------------
  Class R (return before
  taxes)                           1/3/94   15.26%   12.87%   11.85%
--------------------------------------------------------------------
  Class R (return after taxes
  on distributions)                         10.59%   10.06%    9.38%
--------------------------------------------------------------------
  Class R (return after taxes
  on distributions and sale of
  fund shares)                              12.30%    9.92%    9.09%
--------------------------------------------------------------------
Russell 2000 Index(3)
(reflects no deduction for
fees, expenses, or taxes)                   18.33%    6.61%   11.54%
--------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 5.64%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.



(3)An unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS R
------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------
  Management Fees                                           0.70%
  Distribution and/or Service (12b-1) Fees                  0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                            0.15%
    Miscellaneous                                           0.30%
  Total Annual Fund Operating Expenses(2)                   1.65%
------------------------------------------------------------------------



(1)The advisor is currently waiving payment of the shareholder servicing fee. This waiver may be discontinued at any time.



(2)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $168
---------------------------------------------------------------
  3 years                                                  $520
---------------------------------------------------------------
  5 years                                                  $897
---------------------------------------------------------------
 10 years                                                $1,955



                              21
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Small Cap Value Fund

OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $17 million to $3.5 billion.


In selecting stocks, the fund's advisor invests in securities it believes meet at least two of the following criteria:


- undervalued relative to other securities in the same industry or market.



- good or improving fundamentals.


- an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Small-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE
The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.


                              22
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Small Cap Value Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

2002                                                       -14.40%
2003                                                        43.04%
2004                                                        19.12%

Best Quarter:
Quarter ended                             June 30, 2003         18.76%
Worst Quarter:
Quarter ended                             September 30, 2002    (20.03)%


AVERAGE ANNUAL TOTAL RETURNS           Inception      One       Since
AS OF 12/31/04                              Date     Year   Inception
---------------------------------------------------------------------
Small Cap Value Fund
---------------------------------------------------------------------
  Class R (return before taxes)          9/24/01   19.12%      19.20%
---------------------------------------------------------------------
  Class R (return after taxes on
  distributions)                                   16.01%      16.80%
---------------------------------------------------------------------
  Class R (return after taxes on
  distributions and sale of fund
  shares)                                          15.39%      15.83%
---------------------------------------------------------------------
Russell 2000 Value Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                22.25%      21.96%
---------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 4.30%.



(2)An unmanaged index that measures the performance of those companies in the Russell 2000 Index (a small-cap index) with lower price-to-book ratios and lower forecasted growth values.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS R
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                   None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.70%
  Distribution and/or Service (12b-1) Fees                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                             0.15%
    Miscellaneous                                            0.31%
  Total Annual Fund Operating Expenses(2)                    1.66%
-------------------------------------------------------------------------



(1)The advisor is currently waiving payment of the shareholder servicing fee. This waiver may be discontinued at any time.



(2)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $169
---------------------------------------------------------------
  3 years                                                  $523
---------------------------------------------------------------
  5 years                                                  $902
---------------------------------------------------------------
 10 years                                                $1,965



                              23
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Real Estate Securities Fund

OBJECTIVE

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that invest in residential or commercial real estate. REITs generally can be divided into the following three types:

- equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

- mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

- hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Non-Diversification Risk



- Real Estate Investment Trust (REIT) Risk



- Real Estate Sector Risk


See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.


                              24
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
Real Estate Securities Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

2002                                                           7.11%
2003                                                          37.28%
2004                                                          31.86%

Best Quarter:
Quarter ended                             December 31, 2004     16.75%
Worst Quarter:
Quarter ended                             September 30, 2002    (7.34)%


AVERAGE ANNUAL TOTAL RETURNS                      Inception     One      Since
AS OF 12/31/04                                         Date    Year  Inception
------------------------------------------------------------------------------
Real Estate Securities Fund
------------------------------------------------------------------------------
 Class R (return before taxes)                      9/24/01  31.86%     25.81%
------------------------------------------------------------------------------
 Class R (return after taxes on distributions)               28.92%     22.87%
------------------------------------------------------------------------------
 Class R (return after taxes on distributions
 and sale of fund shares)                                    21.65%     20.84%
------------------------------------------------------------------------------
Morgan Stanley REIT Index(2)
(reflects no deduction for fees, expenses, or
taxes)                                                       31.49%     24.84%
------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 10.15%.



(2)An unmanaged index of the most actively traded real estate investment trusts.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS R
------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------
  Management Fees                                           0.70%
  Distribution and/or Service (12b-1) Fees                  0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                            0.15%
    Miscellaneous                                           0.30%
  Total Annual Fund Operating Expenses(2)                   1.65%
------------------------------------------------------------------------



(1)The advisor is currently waiving payment of the shareholder servicing fee. This waiver may be discontinued at any time.



(2)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $168
---------------------------------------------------------------
  3 years                                                  $520
---------------------------------------------------------------
  5 years                                                  $897
---------------------------------------------------------------
 10 years                                                $1,955



                              25
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
International Fund

OBJECTIVE

International Fund has an objective of long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

- that are domiciled in countries other than the United States, or

- that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.


Stocks are selected by determining which companies represent the most attractive valuation opportunity within their local market. Focus is placed on companies expected to grow more quickly than their peers, but where this growth is not fully reflected in the current valuation. As a second stage of the process, these companies are compared to their peers within their industry on a cross-border basis by a team of global sector specialists, seeking to identify the most attractive companies within each industry.



Up to 15% of the fund's total assets may be invested in equity securities of emerging markets issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.


Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Emerging Market Risk



- Foreign Currency Hedging Transaction Risk



- International Investing Risk



- Mid-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.



                              26
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Fund Summaries
International Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

1995                                                           9.20%
1996                                                          10.00%
1997                                                           4.70%
1998                                                          17.45%
1999                                                          50.47%
2000                                                         -15.66%
2001                                                         -23.45%
2002                                                         -19.31%
2003                                                          36.19%
2004                                                           9.98%

Best Quarter:
Quarter ended                             December 31, 1999           27.46%
Worst Quarter:
Quarter ended                             September 30, 2002         (19.23)%


AVERAGE ANNUAL
TOTAL RETURNS                    Inception      One      Five     Ten
AS OF 12/31/04(2,3)                   Date     Year     Years   Years
---------------------------------------------------------------------
International Fund
---------------------------------------------------------------------
  Class R (return before taxes)    4/24/94    9.98%   (4.84)%   5.66%
---------------------------------------------------------------------
  Class R (return after taxes
  on distributions)                           9.98%   (5.37)%   4.43%
---------------------------------------------------------------------
  Class R (return after taxes
  on distributions and sale of
  fund shares)                                6.49%   (4.23)%   4.24%
---------------------------------------------------------------------
Morgan Stanley Capital
International Europe,
Australasia, Far East Index(4)
(reflects no deduction for
fees, expenses, or taxes)                    20.70%   (0.80)%   5.94%
---------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 6.20%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar International Growth Fund, a series of Firstar Funds, Inc. which, together with Firstar International Value Fund, merged into the fund on that date.



(3)Prior to 12/9/04, the fund's assets were managed by a different sub-advisor.



(4)An unmanaged index of common stocks in Europe, Australia, and the Far East.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS R
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                   None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                            1.00%
  Distribution and/or Service (12b-1) Fees                   0.50%
  Other Expenses
    Shareholder Servicing Fee(1)                             0.15%
    Miscellaneous                                            0.29%
  Total Annual Fund Operating Expenses(2)                    1.94%
-------------------------------------------------------------------------



(1)The advisor is currently waiving payment of the shareholder servicing fee. This waiver may be discontinued at any time.


(2)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers and restated to reflect the current management fee. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.77%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $197
---------------------------------------------------------------
  3 years                                                  $609
---------------------------------------------------------------
  5 years                                                $1,047
---------------------------------------------------------------
 10 years                                                $2,264



                              27
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters



OBJECTIVES



The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.



INVESTMENT STRATEGIES



The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. This section provides information about some additional non-principal strategies that the funds' investment advisor may use to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.



Temporary Investments.   In an attempt to respond to adverse market, economic,
political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.



Effective Maturity and Effective Duration.   Balanced Fund normally also
attempts to maintain a weighted average effective maturity for the debt securities in its portfolio of 15 years or less. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.



Balanced Fund normally also attempts to maintain an average effective duration of three to eight years for the debt securities portion of its portfolio. Effective duration, another measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates.



Portfolio Turnover.   Fund managers may trade securities frequently, resulting,
from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.



PRINCIPAL RISKS



The principal risks of investing in each fund are identified in the "Fund Summaries" section. These risks are described below.



Active Management Risk.   Each fund is actively managed and its performance
therefore will reflect in part the advisor's or sub-advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.



Call Risk.   Balanced Fund's investments in debt securities are subject to call risk. Bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Balanced Fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.



Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular fund invests, such as value stocks, growth stocks, large-capitalization stocks, mid-capitalization stocks, small-capitalization stocks and/or micro-capitalization stocks, may underperform the market as a whole.



Credit Risk.   Balanced Fund and Equity Income Fund are subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities or that the other party to an investment contract will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the



                              28
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or S&P.



Derivative Instrument Risk.   The use of derivative instruments, such as
options, futures contracts, and options on futures contracts, exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor or sub-advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's or sub-advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.



Dollar Roll Transaction Risk.   In a dollar roll transaction, Balanced Fund
sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit Balanced Fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.



Emerging Markets Risk.   Up to 15% of International Fund's total assets may be
invested in equity securities of emerging markets issuers. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.



Foreign Currency Hedging Transaction Risk.   In order to hedge against adverse
movements in currency exchange rates, International Fund may enter into forward foreign currency exchange contracts. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.



Foreign Security Risk.   Each fund (other than Real Estate Securities Fund) may
invest in dollar denominated foreign securities. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.



Income Risk.   Balanced Fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk" above, or prepaid, see "Mortgage and Asset-Backed Securities Risk" below) in lower-yielding securities.



Initial Public Offering (IPO) Risk.   Most IPOs involve a high degree of risk
not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.



Interest Rate Risk.   Debt securities in Balanced Fund and Equity Income Fund
will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates



                              29
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



rise. Longer-term debt securities are generally more sensitive to interest rate changes. One measure of interest rate risk is effective duration, explained above in "Investment Strategies."



International Investing Risk.   International Fund invests primarily in equity
securities that trade in markets other than the United States. International investing involves risks not typically associated with U.S. investing. These risks include:



Currency Risk. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect International Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the fund.



Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.



Foreign Tax Risk. International Fund's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the SAI for details.



Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.



Investment Restriction Risk. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.



Political and Economic Risks. International investing is subject to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets.



Mid-Cap Stock Risk.   While stocks of mid-cap companies may be slightly less
volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.



Mortgage- and Asset-Backed Securities Risk. Mortgage-backed securities in which Balanced Fund may invest are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities in which Balanced Fund may invest are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. Balanced Fund must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.



Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause the mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.



Non-Diversification Risk.   Real Estate Securities Fund is non-diversified. This
means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.



                              30
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



Non-Investment Grade Securities Risk.   Balanced Fund and Equity Income Fund may
invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.



Real Estate Investment Trust (REIT) Risk.   Real Estate Securities Fund invests
a majority of its assets in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property.



A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by the fund will fail to qualify for this tax-free pass-through treatment of its income.



By investing in REITS indirectly through a fund, in addition to bearing a proportionate share of the expenses of the fund, you will also indirectly bear similar expenses of the REITs in which the fund invests.



Real Estate Sector Risk.   The stocks of companies within specific industries or
sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector. Real Estate Securities Fund invests primarily in equity securities of publicly traded companies in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.



Small-Cap Stock Risk.   Stocks of small-cap companies involve substantial risk.
These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price. Stocks at the bottom end of the capitalization range in which Small Cap Growth Opportunities Fund, Small Cap Select Fund and Small Cap Value Fund may invest sometimes are referred to as "micro-cap" stocks. These stocks may be subject to extreme price volatility, as well as limited liquidity and limited research.



DISCLOSURE OF PORTFOLIO HOLDINGS



A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.



                              31
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Policies and Services


Purchasing and Redeeming Shares



GENERAL



You may purchase, redeem or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open, except that Class R shares cannot be purchased if federally chartered banks are closed, since these shares must be paid for by wire transfer. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.



Your purchase or redemption price will be equal to that day's net asset value
(NAV) per share if your purchase, redemption or exchange order is received by the funds prior to the time the funds calculate their NAV. See "Calculating Net Asset Value" and "How to Purchase and Redeem Shares" below.



SHORT-TERM TRADING OF FUND SHARES



The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds' Board of Directors has adopted policies and procedures designed to detect and deter short-term trading in the funds' shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds' shares in violation of these policies. As discussed below, however, there is no guarantee that the funds will be able to detect such trading in all accounts. See "Omnibus Accounts" below. These policies do not apply to purchases and sales of fund shares by other First American Funds.



Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.



In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.



Short-Term Trading Policies.   The funds' advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.



Certain transactions are not subject to the funds' short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio re-balancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.



                              32
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds seek to apply their short-term trading policies and procedures to these omnibus account arrangements and will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.



While the funds will request that financial intermediaries apply the funds' short-term trading policies to their customers who invest indirectly in the funds, the funds are limited in their ability to monitor the trading activity or enforce the funds' short-term trading policies with respect to customers of financial intermediaries. For example, the funds might not be able to detect any short-term trading facilitated by a financial intermediary, if this were to occur.



SHARE CLASSES


The funds issue their shares in multiple classes. This prospectus offers Class R shares.

Class R shares:

- are available to certain tax-qualified retirement plans (including 401(k) and other profit sharing plans, money purchase pension plans, and defined benefit plans).

- are held in a plan level or omnibus account with the transfer agent.

- do not have a front-end sales charge or a deferred sales charge.

- have annual distribution (12b-1) fees of 0.50%.

- have an annual shareholder servicing fee of 0.15%.


12B-1 FEES



The funds have adopted a plan under Rule 12b-1 of the Investment Company Act that allows each fund to pay the fund's distributor an annual fee equal to 0.50% of the fund's average daily net assets attributable to Class R shares for the distribution and sale of its Class R shares. The funds' distributor uses the fee to pay commissions to investment firms and plan administrators that sell fund shares.



Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



SHAREHOLDER SERVICING PLAN



The funds have also adopted a non-12b-1 shareholder servicing plan and agreement. Under this plan and agreement, each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.15% of the fund's average daily net assets attributable to Class R shares for providing or arranging for the provision of shareholder services to plans or plan participants holding Class R shares. No distribution-related services are provided under this plan and agreement. U.S. Bancorp Asset Management is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.



ADDITIONAL PAYMENTS TO INSTITUTIONS



The advisor and/or the distributor may pay additional compensation to investment firms and plan administrators (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the "Fund Summaries" section of the prospectus because they are not paid by the funds.


These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in


                              33
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.



You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.



CALCULATING NET ASSET VALUE



The funds generally calculate their NAV per share as of 3:00 p.m. Central time every day the New York Stock Exchange is open.



A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors, except that International Fund may rely on the recommendations of a fair value pricing service approved by the funds' board of directors in valuing foreign securities. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Securities, including securities traded in foreign markets, where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;

- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is no current market value quotation; and

- Securities with limited liquidity, including certain high yield securities and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.


International Fund will hold portfolio securities that trade on weekends or other days when the fund does not price its shares. Therefore, the net asset value of International Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.



HOW TO PURCHASE AND REDEEM SHARES


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.


Class R shares are available to certain tax-deferred retirement plans (including 401(k) and other profit sharing plans, money purchase pension plans, and defined benefit plans), to be held in plan level or omnibus accounts. Class R shares are not available to non-retirement accounts, 403(b) plans, 457 plans, stock bonus plans, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, and most individual retirement accounts or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA). Eligible retirement plans generally may open an account and purchase Class R shares by contacting any investment firm or plan administrator authorized to sell the funds' shares. Participants in retirement plans generally must contact the plan's administrator to purchase, redeem or exchange shares.



Share purchases by eligible retirement plans must be made by wire transfer. You cannot purchase shares by wire on days when federally chartered banks are closed.



Purchase orders and redemption requests from a retirement plan or participant in the plan must be received by the investment firm or plan administrator by the time specified by that institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive the purchase order from the investment firm or plan administrator by 3:00 p.m. Central time. In order for shares to be sold at that day's price, the funds must receive the redemption request from the investment firm or plan administrator by 3:00 p.m. Central time. It is the responsibility of the investment firm or plan administrator to promptly transmit orders to the funds.


If the funds receive a redemption request by 3:00 p.m. Central time, payment of the redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.


To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing securities in the fund's portfolio, rather than paying cash. See "Redemption in Kind" below.



                              34
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



REDEMPTION IN KIND



Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.


HOW TO EXCHANGE SHARES


If you are a plan participant and your investment goals or your financial needs change, you may exchange your shares for Class R shares of another First American Fund offered through your retirement plan. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares.



To exchange your shares, call your investment firm or plan administrator. In order for your shares to be exchanged the same day, you must call your investment firm or plan administrator by the time specified by that institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your investment firm or plan administrator to promptly transmit your exchange order to the funds.



Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies, or the funds offered through your retirement plan may change, at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Short-Term Trading of Fund Shares" above.



                              35
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Policies and Services

Managing Your Investment

STAYING INFORMED


Shareholder Reports.   Shareholder reports are mailed twice a year, in December
and June. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.


In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.


Statements and Confirmations.   Statements summarizing activity in shareholder
accounts are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account, such as retirement plan participants.


DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared and paid monthly for Equity Income Fund and Large Cap Value Fund, and quarterly for Balanced Fund, Large Cap Select Fund, Mid Cap Value Fund, and Real Estate Securities Fund. For International Fund, Large Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, and Small Cap Value Fund, dividends from net investment income, if any, are declared and paid annually. For each of the funds, any capital gains are distributed at least once each year.


Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American Fund or paid in cash. This request may be made by contacting your plan administrator. If you request that your distributions be paid in cash but your distribution check remains uncashed for six months, the uncashed check and all future distributions will be reinvested in fund shares at the current NAV.


TAXES


Class R shares are offered only to tax-qualified retirement plans. Thus, Class R shareholders will not be subject to federal income tax on fund dividends or distributions or on sales or exchanges of fund shares. A plan participant whose retirement plan invests in a fund generally is not taxed on fund dividends or distributions received by the plan or on sales or exchanges of fund shares by the plan for federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. You should consult your tax professional about federal, state and local tax considerations. More information about tax considerations that may affect the funds and their shareholders appears in the SAI.



                              36
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Additional Information
Management


U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2005, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.



Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed full fiscal year.



                                          Management fee
                                       as a % of average
                                        daily net assets
--------------------------------------------------------
BALANCED FUND                                0.50%
EQUITY INCOME FUND                           0.62%
LARGE CAP GROWTH OPPORTUNITIES FUND          0.62%
LARGE CAP SELECT FUND                        0.60%
LARGE CAP VALUE FUND                         0.62%
MID CAP GROWTH OPPORTUNITIES FUND            0.67%
MID CAP VALUE FUND                           0.66%
SMALL CAP GROWTH OPPORTUNITIES FUND*         1.25%
SMALL CAP SELECT FUND                        0.67%
SMALL CAP VALUE FUND                         0.68%
REAL ESTATE SECURITIES FUND                  0.68%
INTERNATIONAL FUND*                          1.04%
--------------------------------------------------------



*Management fees were contractually lowered to 1.00% for Small Cap Growth
 Opportunities Fund and International Fund, effective July 1, 2005.



A discussion regarding the basis for the board of directors' approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended September 30, 2005.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Sub-Advisor

J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

J.P. Morgan Investment Management Inc. ("J.P. Morgan"), located at 522 Fifth Avenue, New York, New York, is the sub-advisor for International Fund.


J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of September 30, 2005, J.P. Morgan and its affiliates had approximately $827 billion in assets under management.


Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation in connection with the following:



Custody Services.   U.S. Bank provides custody services to the funds, other than
International Fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.



Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S.
Bancorp Fund Services, LLC (Fund Services), act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund's pro rata portion of up to 0.15% of the aggregate average daily net assets of all open-end funds in the First American family of funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time.



Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services based upon the number of share classes and shareholder accounts



                              37
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Additional Information
Management CONTINUED


maintained. In addition, it receives 0.10% of the relevant fund's average daily net assets for providing certain shareholder services and to reimburse it for making payments to certain financial institutions that maintain and provide services to omnibus accounts.



Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp
Asset Management, receives distribution fees for acting as the funds' distributor.



Securities Lending Services.   In connection with lending their portfolio
securities, the funds pay fees to U.S. Bancorp Asset Management which are equal to 35% of each fund's net income from these securities lending transactions. Effective January 1, 2006, this fee will be reduced to 32%.



Other Compensation.   To the extent that fund shares are held through U.S. Bank
or its broker-dealer affiliate, U.S. Bancorp Investments, Inc. (USBII), those entities may receive payments from the funds' distributor and/or advisor as described above under "Policies and Services -- Purchasing and Redeeming
Shares -- Additional Payments to Institutions" and USBII may receive distribution fees from the funds' distributor.



PORTFOLIO MANAGEMENT



The portfolio managers primarily responsible for the Funds' management are:



Balanced Fund.   Jose ("Tony") A. Rodriguez, Senior Managing Director, Head of
Fixed Income. Mr. Rodriguez has co-managed the fund since July 2004. Prior to joining U.S. Bancorp Asset Management in 2002, Mr. Rodriguez was the director and head of global corporate bonds at Credit Suisse Asset Management in New York from 1999 to 2002. He has more than 22 years of financial industry experience.



David A. Chalupnik, CFA, Senior Managing Director, Head of Equities. Mr. Chalupnik has co-managed the fund since July 2004. Prior to joining U.S. Bancorp Asset Management in 2002, Mr. Chalupnik served as chief investment officer for Chicago-based Duff & Phelps Investment Management Co. Mr. Chalupnik has more than 21 years of financial industry experience.



David R. Cline, CFA, Senior Equity Portfolio Manager. Mr. Cline has co-managed the fund since April 2003. Mr. Cline joined U.S. Bancorp Asset Management in 1989 and has 18 years of investment analysis and portfolio management experience.



Equity Income Fund.   Cori B. Johnson, CFA, Senior Equity Portfolio Manager. Ms.
Johnson has served as the primary portfolio manager of the fund since January 1996. Ms. Johnson joined U.S. Bancorp Asset Management in 1991 and has 25 years of financial industry experience, including 14 years in portfolio management.



Gerald C. Bren, CFA, Senior Equity Portfolio Manager. Mr. Bren has co-managed the fund since August 1994. Mr. Bren joined U.S. Bancorp Asset Management in 1972 and has 34 years of financial industry experience, including 21 years in portfolio management.



Large Cap Growth Opportunities Fund.   Thomas A. Gunderson, CFA, Senior Equity
Portfolio Manager. Mr. Gunderson has served as the primary portfolio manager for the fund since December 2003. Prior to joining U.S. Bancorp Asset Management in 2003, he managed large cap growth portfolios at Advantus Capital Management. Mr. Gunderson has been a portfolio manager for 18 years and has 23 years of financial industry experience.



Harold R. Goldstein, Senior Equity Portfolio Manager. Mr. Goldstein has co-managed the fund since July 2002. Prior to joining U.S. Bancorp Asset Management in 2002, he was employed at Lutheran Brotherhood as a portfolio manager, at Shearson Lehman Brothers as manager of institutional equities in Chicago, and at Oppenheimer as an institutional sales person. Mr. Goldstein has 25 years of financial industry experience, including 11 years in portfolio management.



Large Cap Select Fund.   David A. Chalupnik has served as the primary portfolio
manager for the fund since January 2003. Information on Mr. Chalupnik appears above under "Balanced Fund."



Anthony R. Burger, CFA, Director, Quantitative Equity Research. Mr. Burger has co-managed the fund since October 2004. Prior to joining U.S. Bancorp Asset Management in 2003, Mr. Burger was an equity analyst at American Express Financial Advisors in Minneapolis. He has 13 years of financial industry experience.



Thomas A. Mahowald, CFA, Head of Equity Research. Mr. Mahowald has co-managed the fund since October 2004. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. Mahowald served as director of equity research at American Express Financial Advisors since 2001, where he was also an equity analyst. Mr. Mahowald has 17 years of financial industry experience.



Large Cap Value Fund.   Brent D. Mellum, CFA, Senior Equity Portfolio Manager.
Mr. Mellum has served as the primary portfolio manager for the fund since April 2004. Mr. Mellum joined U.S. Bancorp Asset Management in 1993 and has 13 years of financial industry experience, including 11 years in portfolio management.



Kevin V. Earley, CFA, Equity Portfolio Manager. Mr. Earley has co-managed the fund since September 2000. Mr. Earley joined U.S. Bancorp Asset Management in 1997. Mr. Earley has 19 years of financial industry experience, including eight years in portfolio management.



                              38
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Additional Information
Management CONTINUED


Mid Cap Growth Opportunities Fund.   Thomas A. Gunderson has served as the
primary portfolio manager for the fund since September 2005. Information on Mr. Gunderson appears above under "Large Cap Growth Opportunities Fund."



Harold R. Goldstein has co-managed the fund since September 2005. Information on Mr. Goldstein appears above under "Large Cap Growth Opportunities Fund."



Mid Cap Value Fund.   Kevin V. Earley has served as the primary portfolio
manager for the fund since October 1999. Information on Mr. Earley appears above under "Large Cap Value Fund."



Brent D. Mellum has co-managed the fund since October 1999. Information on Mr. Mellum appears above under "Large Cap Value Fund."



Small Cap Growth Opportunities Fund.   Sean A. McLeod, CFA, Equity Portfolio
Manager. Mr. McLeod has served as the primary portfolio manager for the fund since April 2004. Mr. McLeod was employed by M&I Investment Management Corporation from December 1997 to April 2004 where he served as portfolio manager of the Marshall Small Cap Growth Fund and senior equity analyst on the Marshall Small and Mid Cap Growth Funds. Mr. McLeod has 11 years of financial industry experience.



Robert S. McDougall, CFA, Equity Portfolio Manager. Mr. McDougall has co-managed the fund since May 2004. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. McDougall was a senior equity analyst for the Marshall Small Cap Growth Fund. He has 18 years of financial industry experience.



Small Cap Select Fund.   Allen D. Steinkopf, CFA, Equity Portfolio Manager. Mr.
Steinkopf has served as the primary portfolio manager for the fund since July 2004. Prior to joining U.S. Bancorp Asset Management in 2003, Mr. Steinkopf was employed by Advantus Capital Management from 1986 to 2003 where he served as Vice President and Portfolio Manager. He has 13 years of financial industry experience.



Andrew R. Adams, CFA, Equity Portfolio Manager. Mr. Adams has co-managed the fund since August 2004. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. Adams was the co-manager of the large cap growth portfolio at Knelman Asset Management Group in Minneapolis. Prior to that, he served as a senior equities analyst and an equities analyst at Advantus Capital Management. Mr. Adams has 10 years of financial industry experience.



Small Cap Value Fund.   Chad M. Kilmer, Senior Equity Portfolio Manager. Mr.
Kilmer has served as the primary portfolio manager for the fund since July 2005. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. Kilmer served as a small-cap investment analyst at Gabelli Woodland Partners, a subsidiary of Gabelli Asset management. Mr. Kilmer has eight years of financial industry experience.



Karen L. Bowie, CFA, Equity Portfolio Manager. Ms. Bowie has co-managed the fund since July 2005. Ms. Bowie has more than 22 years of financial industry experience, 13 of which have been with U.S .Bancorp Asset Management in portfolio management, equity research, and fund management.



Real Estate Securities Fund.   John G. Wenker, Head of Real Estate. Mr. Wenker
has served as the primary portfolio manager for the fund since October 1999. Mr. Wenker joined U.S. Bancorp Asset Management in 1992 and has 23 years of financial industry experience, including 14 years in portfolio management.



Jay L. Rosenberg, Equity Portfolio Manager. Mr. Rosenberg has co-managed the fund since May 2005. Prior to joining U.S. Bancorp Asset Management in 2005, Mr. Rosenberg was a vice president and real estate portfolio manager for Advantus Capital Management from 2000 to 2005. He also previously served as a real estate fixed income analyst for Sit Investment Advisors from 1999 to 2000. Mr. Rosenberg has 11 years of financial industry experience.



International Fund.   J.P. Morgan Investment Management Inc. has been the
sub-advisor to the International Fund since December 2004. The fund is managed by a team led by James Fisher and Howard Williams. Mr. Fisher is a senior portfolio manager and managing director of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1985. Mr. Williams is a managing director and head of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1994.



                              39
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Additional Information
Financial Highlights
The tables that follow present performance information about the Class R shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.


The Class R shares of the funds were designated Class S shares prior to July 1, 2004. Thus, financial highlights for each fund currently consist of only the historical financial highlights for the Class S shares, which had lower fees and expenses than the Class R shares.



The information for each fund has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.



BALANCED FUND(1,2)



                                             Fiscal period                                                          Fiscal period
                                                 ended                                                                  ended
                                              October 31,              Fiscal year ended September 30,              September 30,
                                               2005(3,4)        2005(4)      2004(4)       2003        2002(4)        2001(4,5)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $11.45          $10.14       $ 9.49       $  8.39      $  9.50         $ 11.27
                                                ------          ------       ------       -------      -------         -------
Investment Operations:
 Net Investment Income                            0.01            0.11         0.14          0.15         0.20            0.18
 Realized and Unrealized Gains (Losses)
  on Investments                                 (0.17)           1.32         0.64          1.10        (1.12)          (1.74)
                                                ------          ------       ------       -------      -------         -------
 Total From Investment Operations                (0.16)           1.43         0.78          1.25        (0.92)          (1.56)
                                                ------          ------       ------       -------      -------         -------
Less Distributions:
 Dividends (from net investment income)             --           (0.12)       (0.13)        (0.15)       (0.19)          (0.21)
                                                ------          ------       ------       -------      -------         -------
 Total Distributions                                --           (0.12)       (0.13)        (0.15)       (0.19)          (0.21)
                                                ------          ------       ------       -------      -------         -------
Net Asset Value, End of Period                  $11.29          $11.45       $10.14       $  9.49      $  8.39         $  9.50
                                                ======          ======       ======       =======      =======         =======
Total Return(6)                                  (1.40)%         14.16%        8.22%        15.08%       (9.90)%        (14.03)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $    1          $    1       $    1       $23,844      $36,194         $39,527
Ratio of Expenses to Average Net Assets           1.35%           1.31%        1.05%         1.05%       1.05%           1.22%
Ratio of Net Investment Income to
 Average Net Assets                               0.65%           1.06%        1.39%         1.76%       2.07%           1.94%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                              1.61%           1.61%        1.19%         1.23%       1.23%           1.28%
Ratio of Net Investment Income to
 Average Net Assets (excluding waivers)           0.39%           0.76%        1.25%         1.58%       1.89%           1.88%
Portfolio Turnover Rate                             12%            147%         110%          156%         79%             54%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar Balanced Growth Fund, which merged into the Balanced Fund on that date.



(2)Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.



(3)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Per share data calculated using average shares outstanding method.



(5)Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.



(6)Total return would have been lower had certain expenses not been waived.



                              40
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Additional Information
Financial Highlights CONTINUED


EQUITY INCOME FUND(1)



                                            Fiscal period                                                           Fiscal period
                                                ended                                                                   ended
                                             October 31,               Fiscal year ended September 30,              September 30,
                                              2005(2,3)         2005(3)      2004(3)      2003(3)      2002(3)        2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $13.88          $12.78       $11.56       $  9.57      $ 12.12         $ 11.57
                                                ------          ------       ------       -------      -------         -------
Investment Operations:
 Net Investment Income                            0.01            0.11         0.19          0.19         0.15            0.01
 Realized and Unrealized Gains
  (Losses) on Investments                        (0.23)           1.20         1.22          1.99        (2.47)           0.54
                                                ------          ------       ------       -------      -------         -------
 Total From Investment Operations                (0.22)           1.31         1.41          2.18        (2.32)           0.55
                                                ------          ------       ------       -------      -------         -------
Less Distributions:
 Dividends (from net investment
  income)                                           --           (0.20)       (0.19)        (0.19)       (0.19)             --
 Distributions (from net realized
  gains)                                            --           (0.01)          --            --        (0.04)             --
                                                ------          ------       ------       -------      -------         -------
 Total Distributions                                --           (0.21)       (0.19)        (0.19)       (0.23)             --
                                                ------          ------       ------       -------      -------         -------
Net Asset Value, End of Period                  $13.66          $13.88       $12.78       $ 11.56      $  9.57         $ 12.12
                                                ======          ======       ======       =======      =======         =======
Total Return(5)                                  (1.55)%         10.33%       12.18%        22.91%      (19.47)%          4.75%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $  418          $  415       $    1       $17,170      $36,522         $   328
Ratio of Expenses to Average Net
 Assets                                           1.45%           1.41%        1.15%         1.15%        1.15%           1.23%
Ratio of Net Investment Income to
 Average Net Assets                               0.45%           0.83%        1.52%         1.80%        1.34%           4.08%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                       1.60%           1.59%        1.19%         1.20%        1.20%           1.42%
Ratio of Net Investment Income to
 Average Net Assets (excluding
 waivers)                                         0.30%           0.65%        1.48%         1.75%        1.29%           3.89%
Portfolio Turnover Rate                             --              27%          12%           43%          38%             33%
---------------------------------------------------------------------------------------------------------------------------------



LARGE CAP GROWTH OPPORTUNITIES FUND(1,6)




PER SHARE DATA
Net Asset Value, Beginning of Period             $27.94          $24.98      $22.85       $ 19.17      $ 24.45         $ 35.53
                                                 ------          ------      ------       -------      -------         -------
Investment Operations:
 Net Investment Loss                              (0.02)          (0.16)      (0.02)           --           --           (0.01)
 Realized and Unrealized Gains (Losses)
  on Investments                                  (0.14)           3.17        2.16          3.73        (5.23)         (11.07)
                                                 ------          ------      ------       -------      -------         -------
 Total From Investment Operations                 (0.16)           3.01        2.14          3.73        (5.23)         (11.08)
                                                 ------          ------      ------       -------      -------         -------
Less Distributions:
 Dividends (from net investment income)              --           (0.05)      (0.01)        (0.05)       (0.05)             --
 Distributions (from return of capital)              --              --(7)       --(7)         --           --              --
                                                 ------          ------      ------       -------      -------         -------
 Total Distributions                                 --           (0.05)      (0.01)        (0.05)       (0.05)             --
                                                 ------          ------      ------       -------      -------         -------
Net Asset Value, End of Period                   $27.78          $27.94      $24.98       $ 22.85      $ 19.17         $ 24.45
                                                 ======          ======      ======       =======      =======         =======
Total Return(5)                                   (0.57)%         12.04%       9.38%        19.51%      (21.45)%        (31.16)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                  $  290          $  290      $    1       $15,890      $ 2,376         $ 2,802
Ratio of Expenses to Average Net Assets            1.46%           1.42%       1.15%         1.15%        1.15%           1.18%
Ratio of Net Investment Loss to Average
 Net Assets                                       (0.72)%         (0.57)%     (0.08)%       (0.01)%         --           (0.03)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                               1.61%           1.60%       1.19%         1.19%        1.22%           1.22%
Ratio of Net Investment Loss to Average
 Net Assets (excluding waivers)                   (0.87)%         (0.75)%     (0.12)%       (0.05)%      (0.07)%         (0.07)%
Portfolio Turnover Rate                               6%            103%        113%           83%          43%             40%
---------------------------------------------------------------------------------------------------------------------------------



(1)Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)Class of shares for Equity Income Fund has been offered since September 24, 2001. Class of shares for Large Cap Growth Opportunities Fund has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Total return would have been lower had certain expenses not been waived.



(6)The financial highlights prior to September 24, 2001 are those of the Firstar Large Cap Core Equity Fund, which merged into the Large Cap Growth Opportunities Fund on that date.


(7)Includes a tax return of capital of less than $0.01.



                              41
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Additional Information
Financial Highlights CONTINUED


LARGE CAP SELECT FUND(1)



                                                                  Fiscal period           Fiscal year           Fiscal period
                                                                      ended                  ended                  ended
                                                                   October 31,           September 30,          September 30,
                                                                    2005(2,3)         2005(3)      2004(3)        2003(3,4)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $14.43          $12.49       $11.44          $10.00
                                                                      ------          ------       ------          ------
Investment Operations:
 Net Investment Income (Loss)                                          (0.01)           0.02         0.02            0.03
 Realized and Unrealized Gains (Losses) on Investments                 (0.16)           2.15         1.18            1.44
                                                                      ------          ------       ------          ------
 Total From Investment Operations                                      (0.17)           2.17         1.20            1.47
                                                                      ------          ------       ------          ------
Less Distributions:
 Dividends (from net investment income)                                   --           (0.03)       (0.04)          (0.03)
 Distributions (from net realized gains)                                  --           (0.20)       (0.11)             --
                                                                      ------          ------       ------          ------
 Total Distributions                                                      --           (0.23)       (0.15)          (0.03)
                                                                      ------          ------       ------          ------
Net Asset Value, End of Period                                        $14.26          $14.43       $12.49          $11.44
                                                                      ======          ======       ======          ======
Total Return(5)                                                        (1.18)%         17.54%       10.60%          14.76%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $    2          $    2       $    1          $    1
Ratio of Expenses to Average Net Assets                                 1.44%           1.42%        1.32%           1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets            (0.45)%          0.14%        0.18%           0.39%
Ratio of Expenses to Average Net Assets (excluding waivers)             1.59%           1.62%        1.38%           1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (excluding waivers)                                                   (0.60)%         (0.06)%       0.12%           0.30%
Portfolio Turnover Rate                                                    8%            176%          67%             65%
-----------------------------------------------------------------------------------------------------------------------------



LARGE CAP VALUE FUND(1)



                                           Fiscal period                                                           Fiscal period
                                               ended                                                                   ended
                                            October 31,               Fiscal year ended September 30,              September 30,
                                             2005(2,3)         2005(3)      2004(3)      2003(3)      2002(3)        2001(3,6)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period           $20.06          $17.22       $14.96       $ 12.77      $ 15.97          $15.32
                                               ------          ------       ------       -------      -------          ------

Investment Operations:
 Net Investment Income (Loss)                   (0.01)           0.12         0.17          0.18         0.13              --
 Realized and Unrealized Gains
  (Losses) on Investments                       (0.50)           2.85         2.23          2.19        (3.18)           0.65
                                               ------          ------       ------       -------      -------          ------
 Total From Investment Operations               (0.51)           2.97         2.40          2.37        (3.05)           0.65
                                               ------          ------       ------       -------      -------          ------
Less Distributions:
 Dividends (from net investment
  income)                                          --           (0.13)       (0.14)        (0.18)       (0.15)             --
                                               ------          ------       ------       -------      -------          ------
 Total Distributions                               --           (0.13)       (0.14)        (0.18)       (0.15)             --
                                               ------          ------       ------       -------      -------          ------
Net Asset Value, End of Period                 $19.55          $20.06       $17.22       $ 14.96      $ 12.77          $15.97
                                               ======          ======       ======       =======      =======          ======
Total Return(5)                                 (2.54)%         17.34%       16.05%        18.63%      (19.36)%          4.24%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                $    7          $    7       $    1       $23,845      $24,129          $   --
Ratio of Expenses to Average Net
 Assets                                          1.46%           1.42%        1.15%         1.15%        1.15%             --
Ratio of Net Investment Income (Loss)
 to Average Net Assets                          (0.42)%          0.61%        1.00%         1.30%        0.90%             --
Ratio of Expenses to Average Net
 Assets (excluding waivers)                      1.61%           1.60%        1.19%         1.20%        1.20%             --
Ratio of Net Investment Income (Loss)
 to Average Net Assets (excluding
 waivers)                                       (0.57)%          0.43%        0.96%         1.25%        0.85%             --
Portfolio Turnover Rate                             2%             61%         104%           94%          82%             64%
---------------------------------------------------------------------------------------------------------------------------------



(1)Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.


(4)Commenced operations on January 31, 2003. All ratios for the period have been annualized, except total return and portfolio turnover.


(5)Total return would have been lower had certain expenses not been waived.

(6)Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.


                              42
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Additional Information
Financial Highlights CONTINUED


MID CAP GROWTH OPPORTUNITIES FUND(1,2)



                                             Fiscal period                                                          Fiscal period
                                                 ended                                                                  ended
                                              October 31,              Fiscal year ended September 30,              September 30,
                                               2005(3,4)        2005(4)      2004(4)      2003(4)      2002(4)        2001(4,5)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $41.40          $38.15       $33.66       $ 26.43      $28.29          $ 35.75
                                                ------          ------       ------       -------      ------          -------
Investment Operations:
 Net Investment Loss                             (0.03)          (0.31)       (0.30)        (0.17)      (0.07)           (0.06)
 Realized and Unrealized Gains (Losses)
  on Investments                                 (0.76)           9.61         5.86          7.40       (1.79)           (7.40)
                                                ------          ------       ------       -------      ------          -------
 Total From Investment Operations                (0.79)           9.30         5.56          7.23       (1.86)           (7.46)
                                                ------          ------       ------       -------      ------          -------
Less Distributions:
 Distributions (from net realized
  gains)                                            --           (6.05)       (1.07)           --          --               --
                                                ------          ------       ------       -------      ------          -------
 Total Distributions                                --           (6.05)       (1.07)           --          --               --
                                                ------          ------       ------       -------      ------          -------
Net Asset Value, End of Period                  $40.61          $41.40       $38.15       $ 33.66      $26.43          $ 28.29
                                                ======          ======       ======       =======      ======          =======
Total Return(6)                                  (1.91)%         25.95%       16.83%        27.36%      (6.58)%         (20.87)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $5,502          $5,501       $    1       $10,284      $5,869          $ 1,484
Ratio of Expenses to Average Net Assets           1.48%           1.46%        1.20%         1.20%       1.20%            1.19%
Ratio of Net Investment Loss to Average
 Net Assets                                      (0.97)%         (0.77)%      (0.81)%       (0.56)%     (0.33)%          (0.24)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                              1.63%           1.64%        1.24%         1.25%       1.26%            1.23%
Ratio of Net Investment Loss to Average
 Net Assets (excluding waivers)                  (1.12)%         (0.95)%      (0.85)%       (0.61)%     (0.39)%          (0.28)%
Portfolio Turnover Rate                              9%            107%         135%          145%        162%             204%
---------------------------------------------------------------------------------------------------------------------------------



MID CAP VALUE FUND(1)




PER SHARE DATA
Net Asset Value, Beginning of Period               $24.83          $20.09      $16.31       $ 13.29      $13.74        $ 13.31
                                                   ------          ------      ------       -------      ------        -------
Investment Operations:
 Net Investment Income (Loss)                       (0.01)           0.12        0.07          0.16        0.13           0.01
 Realized and Unrealized Gains (Losses) on
  Investments                                       (0.82)           4.70        3.76          2.99       (0.44)          0.42
                                                   ------          ------      ------       -------      ------        -------
 Total From Investment Operations                   (0.83)           4.82        3.83          3.15       (0.31)          0.43
                                                   ------          ------      ------       -------      ------        -------
Less Distributions:
 Dividends (from net investment income)                --           (0.08)      (0.05)        (0.12)      (0.10)            --
 Distributions (from return of capital)                --              --          --(7)      (0.01)      (0.04)            --
                                                   ------          ------      ------       -------      ------        -------
 Total Distributions                                   --           (0.08)      (0.05)        (0.13)      (0.14)            --
                                                   ------          ------      ------       -------      ------        -------
Net Asset Value, End of Period                     $24.00          $24.83      $20.09       $ 16.31      $13.29        $ 13.74
                                                   ======          ======      ======       =======      ======        =======
Total Return(6)                                     (3.34)%         24.04%      23.51%        23.80%      (2.40)%         3.23%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $  785          $  380      $    1       $   966      $  158        $    44
Ratio of Expenses to Average Net Assets              1.47%           1.46%       1.20%         1.20%       1.20%          0.85%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                 (0.69)%          0.52%       0.37%         1.07%       0.87%          5.19%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                 1.62%           1.65%       1.25%         1.25%       1.26%          0.85%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)             (0.84)%          0.33%       0.32%         1.02%       0.81%          5.19%
Portfolio Turnover Rate                                10%            101%         83%          102%         90%           104%
---------------------------------------------------------------------------------------------------------------------------------



(1)Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.



(2)The financial highlights prior to September 24, 2001 are those of the Firstar MidCap Core Equity Fund, which merged into the Mid Cap Growth Opportunities Fund on that date.



(3)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Per share data calculated using average shares outstanding method, except for fiscal year ended September 30, 2002 for Mid Cap Value Fund.



(5)Class of shares for Mid Cap Growth Opportunities Fund has been offered since September 24, 2001. Class of shares for Mid Cap Value Fund has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.



(6)Total return would have been lower had certain expenses not been waived.


(7)Includes a tax return of capital of less than $0.01.



                              43
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Additional Information
Financial Highlights CONTINUED


SMALL CAP GROWTH OPPORTUNITIES FUND(1,2)



                                             Fiscal period                                                          Fiscal period
                                                 ended                                                                  ended
                                              October 31,              Fiscal year ended September 30,              September 30,
                                               2005(3,4)        2005(4)      2004(4)      2003(4)      2002(4)        2001(4,5)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $23.72          $21.74       $21.95       $ 13.86      $ 16.89         $ 20.01
                                                ------          ------       ------       -------      -------         -------
Investment Operations:
 Net Investment Loss                             (0.03)          (0.48)       (0.42)        (0.28)       (0.26)          (0.19)
 Realized and Unrealized Gains (Losses)
    on Investments                               (0.94)           5.41         0.34          8.37        (2.74)          (2.93)
                                                ------          ------       ------       -------      -------         -------
 Total From Investment Operations                (0.97)           4.93        (0.08)         8.09        (3.00)          (3.12)
                                                ------          ------       ------       -------      -------         -------
Less Distributions:
 Distributions (from net realized
  gains)                                            --           (2.95)       (0.13)           --           --              --
 Distributions (from return of capital)             --              --           --            --        (0.03)             --
                                                ------          ------       ------       -------      -------         -------
 Total Distributions                                --           (2.95)       (0.13)           --        (0.03)             --
                                                ------          ------       ------       -------      -------         -------
Net Asset Value, End of Period                  $22.75          $23.72       $21.74       $ 21.95      $ 13.86         $ 16.89
                                                ======          ======       ======       =======      =======         =======
Total Return(6)                                  (4.09)%         24.06%       (0.39)%       58.37%      (17.84)%        (15.59)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $    5          $    5       $    1       $ 3,694      $ 2,027         $ 2,014
Ratio of Expenses to Average Net Assets           1.72%           2.07%        1.93%         1.93%        1.93%           1.94%
Ratio of Net Investment Loss to Average
 Net Assets                                      (1.43)%         (2.14)%      (1.67)%       (1.62)%      (1.53)%         (1.06)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                              1.96%           2.27%        1.96%         1.97%        1.97%           2.00%
Ratio of Net Investment Loss to Average
 Net Assets (excluding waivers)                  (1.67)%         (2.34)%      (1.70)%       (1.66)%      (1.57)%         (1.12)%
Portfolio Turnover Rate                             14%            190%         178%          137%         123%            125%
---------------------------------------------------------------------------------------------------------------------------------



SMALL CAP SELECT FUND(1,7)




PER SHARE DATA
Net Asset Value, Beginning of Period             $15.73          $15.91      $14.49       $ 10.66      $ 11.94         $ 17.55
                                                 ------          ------      ------       -------      -------         -------
Investment Operations:
 Net Investment Loss                              (0.01)          (0.08)      (0.13)        (0.09)       (0.10)          (0.01)
 Realized and Unrealized Gains (Losses)
  on Investments                                  (0.48)           3.05        2.60          3.92        (0.29)          (1.89)
                                                 ------          ------      ------       -------      -------         -------
 Total From Investment Operations                 (0.49)           2.97        2.47          3.83        (0.39)          (1.90)
                                                 ------          ------      ------       -------      -------         -------
Less Distributions:
 Dividends (from net investment income)              --              --          --            --           --              --
 Distributions (from net realized gains)             --           (3.15)      (1.05)           --        (0.89)          (3.71)
                                                 ------          ------      ------       -------      -------         -------
 Total Distributions                                 --           (3.15)      (1.05)           --        (0.89)          (3.71)
                                                 ------          ------      ------       -------      -------         -------
Net Asset Value, End of Period                   $15.24          $15.73      $15.91       $ 14.49      $ 10.66         $ 11.94
                                                 ======          ======      ======       =======      =======         =======
Total Return(6)                                   (3.11)%         20.16%      17.60%        35.93%       (4.48)%        (12.52)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                  $  333          $  312      $   19       $11,627      $ 7,640         $ 3,721
Ratio of Expenses to Average Net Assets            1.50%           1.47%       1.21%         1.21%        1.21%           1.07%
Ratio of Net Investment Loss to Average
 Net Assets                                       (1.14)%         (0.53)%     (0.81)%       (0.75)%      (0.80)%         (0.05)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                               1.65%           1.65%       1.24%         1.25%        1.25%           1.14%
Ratio of Net Investment Loss to Average
 Net Assets (excluding waivers)                   (1.29)%         (0.71)%     (0.84)%       (0.79)%      (0.84)%         (0.12)%
Portfolio Turnover Rate                              14%            122%        116%          145%         171%            204%
---------------------------------------------------------------------------------------------------------------------------------



(1)Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.



(2)The financial highlights prior to September 24, 2001 are those of the Firstar Microcap Fund, which merged into the Small Cap Growth Opportunities Fund on that date.



(3)For the period October 1, 2005 to October 31, 2005. Effective in October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Per share data calculated using average shares outstanding method, except for the fiscal year ended September 30, 2002 for Small Cap Growth Opportunities Fund.



(5)Class of shares for Small Cap Growth Opportunities Fund has been offered since December 11, 2000. For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(6)Total return would have been lower had certain expenses not been waived.


(7)The financial highlights prior to September 24, 2001 are those of the Firstar Small Cap Core Equity fund, which merged into the Small Cap Select Fund on that date.



                              44
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Additional Information
Financial Highlights CONTINUED


SMALL CAP VALUE FUND(1)



                                          Fiscal period                                                            Fiscal period
                                              ended                                                                    ended
                                           October 31,                Fiscal year ended September 30,              September 30,
                                            2005(2,3)          2005(3)      2004(3)      2003(3)      2002(3)        2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of
 Period                                       $16.74           $16.83       $14.27       $11.26       $13.40           $12.84
                                              ------           ------       ------       ------       ------           ------
Investment Operations:
 Net Investment Income (Loss)                   0.01            (0.01)        0.03         0.01        (0.01)              --
 Realized and Unrealized Gains
  (Losses) on Investments                      (0.46)            2.64         3.12         3.01        (0.14)            0.56
                                              ------           ------       ------       ------       ------           ------
 Total From Investment Operations              (0.45)            2.63         3.15         3.02        (0.15)            0.56
                                              ------           ------       ------       ------       ------           ------
Less Distributions:
 Dividends (from net investment
  income)                                         --            (0.06)       (0.03)       (0.01)          --               --
 Distributions (from net realized
  gains)                                          --            (2.66)       (0.56)          --        (1.99)              --
                                              ------           ------       ------       ------       ------           ------
 Total Distributions                              --            (2.72)       (0.59)       (0.01)       (1.99)              --
                                              ------           ------       ------       ------       ------           ------
Net Asset Value, End of Period                $16.29           $16.74       $16.83       $14.27       $11.26           $13.40
                                              ======           ======       ======       ======       ======           ======
Total Return(5)                                (2.69)%          16.60%       22.69%       26.79%       (2.19)%           4.36%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)               $    4           $    4       $    1       $1,351       $  424           $   --
Ratio of Expenses to Average Net
 Assets                                         1.50%            1.49%        1.23%        1.23%        1.24%              --
Ratio of Net Investment Income
 (Loss) to Average Net Assets                   0.59%           (0.04)%       0.22%        0.04%       (0.11)%             --
Ratio of Expenses to Average Net
 Assets (excluding waivers)                     1.65%            1.66%        1.25%        1.25%        1.27%              --
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (excluding waivers)                            0.44%           (0.21)%       0.20%        0.02%       (0.14)%             --
Portfolio Turnover Rate                           15%              72%          34%          49%          37%              53%
---------------------------------------------------------------------------------------------------------------------------------



(1)Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Total return would have been lower had certain expenses not been waived.



                              45
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Additional Information
Financial Highlights CONTINUED


REAL ESTATE SECURITIES FUND(1)



                                           Fiscal period                                                           Fiscal period
                                               ended                                                                   ended
                                            October 31,               Fiscal year ended September 30,              September 30,
                                             2005(2,3)         2005(3)      2004(3)      2003(3)      2002(3)        2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period           $22.00          $18.80       $16.00       $13.69       $13.12           $12.52
                                               ------          ------       ------       ------       ------           ------
Investment Operations:
 Net Investment Income                           0.02            0.72         0.61         0.69         0.70             0.11
 Realized and Unrealized Gains
  (Losses) on Investments                       (0.41)           4.43         3.24         2.64         0.62             0.49
                                               ------          ------       ------       ------       ------           ------
 Total From Investment Operations               (0.39)           5.15         3.85         3.33         1.32             0.60
                                               ------          ------       ------       ------       ------           ------
Less Distributions:
 Dividends (from net investment
  income)                                          --           (0.53)       (0.45)       (0.69)       (0.68)              --
 Distributions (from net realized
  gains)                                           --           (1.42)       (0.60)       (0.33)          --               --
 Distributions (from return of
  capital)                                         --              --           --           --        (0.07)              --
                                               ------          ------       ------       ------       ------           ------
 Total Distributions                               --           (1.95)       (1.05)       (1.02)       (0.75)              --
                                               ------          ------       ------       ------       ------           ------
Net Asset Value, End of Period                 $21.61          $22.00       $18.80       $16.00       $13.69           $13.12
                                               ======          ======       ======       ======       ======           ======
Total Return(5)                                 (1.77)%         28.60%       24.94%       25.80%       10.13%            4.87%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                $   57          $   36       $    1       $2,524       $1,224           $  320
Ratio of Expenses to Average Net
 Assets                                          1.48%           1.48%        1.23%        1.23%        1.23%            0.56%
Ratio of Net Investment Income to
 Average Net Assets                              1.23%           3.37%        3.57%        4.87%        5.00%           43.93%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                      1.63%           1.65%        1.26%        1.28%        1.32%            1.01%
Ratio of Net Investment Income to
 Average Net Assets (excluding
 waivers)                                        1.08%           3.20%        3.54%        4.82%        4.91%           43.48%
Portfolio Turnover Rate                            11%            118%         127%          69%          99%              85%
---------------------------------------------------------------------------------------------------------------------------------



(1)Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.


(4)Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.


(5)Total return would have been lower had certain expenses not been waived.



                              46
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

Additional Information
Financial Highlights CONTINUED


INTERNATIONAL FUND(1,2)



                                            Fiscal period                                                           Fiscal period
                                                ended                                                                   ended
                                             October 31,               Fiscal year ended September 30,              September 30,
                                              2005(3,4)        2005(4)       2004(4)      2003(4)      2002(4)        2001(4,5)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period           $12.17          $  10.11      $ 8.98       $  7.31      $  8.96        $   13.97
                                               ------          --------      ------       -------      -------        ---------
Investment Operations:
 Net Investment Income (Loss)                   (0.02)             0.09       (0.01)         0.04         0.01            (0.04)
 Realized and Unrealized Gains
  (Losses) on Investments                       (0.21)             1.97        1.19          1.63        (1.66)           (3.50)
                                               ------          --------      ------       -------      -------        ---------
 Total From Investment Operations               (0.23)             2.06        1.18          1.67        (1.65)           (3.54)
                                               ------          --------      ------       -------      -------        ---------
Less Distributions:
 Dividends (from net investment
  income)                                          --                --       (0.05)           --           --            (0.10)
 Distributions (from net realized
  gains)                                           --                --          --            --           --            (1.37)
                                               ------          --------      ------       -------      -------        ---------
 Total Distributions                               --                --       (0.05)           --           --            (1.47)
                                               ------          --------      ------       -------      -------        ---------
Net Asset Value, End of Period                 $11.94          $  12.17      $10.11       $  8.98      $  7.31        $    8.96
                                               ======          ========      ======       =======      =======        =========
Total Return(6)                                 (1.89)%           20.38%      13.16%        22.85%(7)   (18.42)%         (28.03)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                $    1          $    163      $    1       $ 8,533      $10,817        $   9,461
Ratio of Expenses to Average Net
 Assets                                          1.76%             1.81%       1.60%         1.60%       1.60%            1.46%
Ratio of Net Investment Income (Loss)
 to Average Net Assets                           0.33%             0.77%      (0.11)%        0.57%       0.16%            (0.33)%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                      1.95%             2.01%       1.64%         1.65%       1.66%            1.61%
Ratio of Net Investment Income (Loss)
 to Average Net Assets (excluding
 waivers)                                        0.14%             0.57%      (0.15)%        0.52%       0.10%            (0.48)%
Portfolio Turnover Rate                            --                74%         77%           82%         72%              72%
---------------------------------------------------------------------------------------------------------------------------------



(1)Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.



(2)The financial highlights prior to September 24, 2001 are those of the Firstar International Growth Fund, which merged into the International Fund on that date.



(3)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Per share data calculated using average shares outstanding method.



(5)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(6)Total return would have been lower had certain expenses not been waived.



(7)In 2003, 0.14% of the share class' total return was a result of a reimbursement by the advisor related to foreign currency principal trades between the International Fund and U.S. Bank from April 1994 to September 2001, which were in violation of the Investment Company Act of 1940. Excluding the reimbursement, total return would have been 22.71%.



                              47
                      PROSPECTUS - First American Stock Funds
                                    Class R Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American Funds' Internet Web site.


FIRST AMERICAN FUNDS WEB SITE


Information about the First American Funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.


SEC file number:  811-05309                                   PROSTOCKRSH  12/05

--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

                                          December 30, 2005

                                          Prospectus
                                          First American Investment Funds, Inc.

                                          ASSET CLASS - STOCK FUNDS

                              STOCK FUNDS

                           CLASS Y SHARES

                                          BALANCED FUND
                                          EQUITY INCOME FUND
                                          LARGE CAP GROWTH OPPORTUNITIES FUND
                                          LARGE CAP SELECT FUND
                                          LARGE CAP VALUE FUND
                                          MID CAP GROWTH OPPORTUNITIES FUND
                                          MID CAP VALUE FUND

                                          SMALL-MID CAP CORE FUND

                                          SMALL CAP GROWTH OPPORTUNITIES FUND
                                          SMALL CAP SELECT FUND
                                          SMALL CAP VALUE FUND

                                          REAL ESTATE SECURITIES FUND

                                          INTERNATIONAL FUND

                                          As with all mutual funds, the
                                          Securities and Exchange Commission has
                                          not approved or disapproved the shares
                                          of these funds, or determined if the
                                          information in this prospectus is
                                          accurate or complete. Any statement to
                                          the contrary is a criminal offense.

(FIRST AMERICAN FUNDS LOGO)

TABLE OF
CONTENTS


FUND SUMMARIES
    Balanced Fund                                                      2
    Equity Income Fund                                                 6
    Large Cap Growth Opportunities Fund                                8
    Large Cap Select Fund                                             10
    Large Cap Value Fund                                              12
    Mid Cap Growth Opportunities Fund                                 14
    Mid Cap Value Fund                                                16
    Small-Mid Cap Core Fund                                           18
    Small Cap Growth Opportunities Fund                               20
    Small Cap Select Fund                                             22
    Small Cap Value Fund                                              24
    Real Estate Securities Fund                                       26
    International Fund                                                28
MORE ABOUT THE FUNDS
    Investment Strategies, Risks and Other Investment
      Matters                                                         30
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                   34
    Managing Your Investment                                          37
ADDITIONAL INFORMATION
    Management                                                        38
    Financial Highlights                                              41
FOR MORE INFORMATION                                          Back Cover

Fund Summaries

Introduction

          This section of the prospectus describes the objectives of the First American Stock Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                              1
                           PROSPECTUS - First American Stock Funds
                                         Class Y Shares

Fund Summaries
Balanced Fund

OBJECTIVE

Balanced Fund's objective is to maximize total return (capital appreciation plus income).

PRINCIPAL INVESTMENT STRATEGIES


Balanced Fund invests in a balanced portfolio of stocks and bonds. The mix of securities will change based on existing and anticipated market conditions. Over the long term, the fund's asset mix is likely to average approximately 60% equity securities and 40% debt securities. Under normal market conditions, the equity securities portion of the fund's portfolio will be invested primarily (at least 80% of the net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, mid-capitalization companies, and small-capitalization companies. The advisor will select companies based on a combination of both value and growth objectives, seeking companies it believes offer market opportunity.



In selecting stocks, the fund's advisor invests in companies that it believes meet at least two of the following criteria:



- attractively valued relative to other companies in the same industry or market.



- good or improving fundamentals.



- an identifiable catalyst that could increase the value of the company's stock over the next one or two years.



The fund's advisor generally will sell a stock if:



- the stock has hit its price target and the company is no longer attractively valued relative to other companies in the same industry or market.



- the company's fundamentals have significantly deteriorated.



- a catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.



- a better alternative exists in the marketplace.


Up to 25% of the equity portion of the fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.


Under normal market conditions, the debt securities portion of the fund's portfolio will be comprised of securities such as: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) including zero coupon bonds; mortgage- and asset-backed securities; and corporate debt obligations. The fund will invest mainly in debt obligations that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, up to 10% of the total assets in the debt portion of the fund's portfolio may be rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B- at the time of purchase or in unrated securities of equivalent quality.



Up to 25% of the debt portion of the fund may be invested in dollar denominated debt securities of foreign corporations and governments.


In selecting debt securities for the fund, the advisor uses a "top-down" approach, which begins with the formulation of a general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. This is followed by the selection of individual securities.

To generate additional income, the fund may invest up to 25% of the debt portion of its assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.


The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps and floors; interest rate, total return and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Common Stock Risk



- Credit Risk



- Derivative Instrument Risk



- Dollar Roll Transaction Risk



- Foreign Security Risk



- Income Risk



- Interest Rate Risk



                              2
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Balanced Fund CONTINUED


- Mortgage- and Asset-Backed Securities Risk



- Non-Investment Grade Securities Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark indices, which are broad measures of market performance. The performance information reflects fund expenses; the benchmarks are unmanaged, have no expenses, and are unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)

(BAR CHART)

1995                                                           26.52%
1996                                                           12.63%
1997                                                           17.47%
1998                                                           16.51%
1999                                                            4.28%
2000                                                            7.78%
2001                                                           -8.41%
2002                                                          -11.82%
2003                                                           18.35%
2004                                                            8.78%

Best Quarter:
Quarter ended                                  December 31, 1998     14.09%
Worst Quarter:
Quarter ended                                  September 30, 2001    (9.93)%

AVERAGE ANNUAL
TOTAL RETURNS                       Inception     One    Five     Ten
AS OF 12/31/04(2)                        Date    Year   Years   Years
---------------------------------------------------------------------
Balanced Fund
---------------------------------------------------------------------
  Class Y (return before taxes)       3/30/92   8.78%   2.31%   8.59%
---------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                                8.18%   0.67%   6.48%
---------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                       5.68%   1.08%   6.31%
---------------------------------------------------------------------
Russell 3000 Index(3)(reflects no
deduction for fees, expenses, or
taxes)                                         11.95%  (1.16)% 12.01%
---------------------------------------------------------------------
Lehman Aggregate Bond Index(4)
(reflects no deduction for fees,
expenses, or taxes)                             4.34%   7.71%   7.72%
---------------------------------------------------------------------


(1)Total return for the period from 1/1/05 through 9/30/05 was 6.38%.



(2)Performance presented prior to 9/24/01 represents that of Firstar Balanced Growth Fund, a series of Firstar Funds, Inc. which, together with Firstar Balanced Income Fund, merged into the fund on that date.



(3)An unmanaged index that measures the performance of the 3,000 largest U.S. companies (98% of the investable U.S. equity market) based on total market capitalization.



(4)An unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market.



                              3
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Balanced Fund CONTINUED

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                               0.65%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                                0.31%
  Total Annual Fund Operating Expenses(1)                       0.96%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year, ended September 30, 2005, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.85%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $98
---------------------------------------------------------------
  3 years                                                  $306
---------------------------------------------------------------
  5 years                                                  $531
---------------------------------------------------------------
 10 years                                                $1,178



                              4
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

                      (This page intentionally left blank)


                              5
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Equity Income Fund

OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:


- the ability to pay above average dividends.



- the ability to finance expected growth.


- strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Credit Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Interest Rate Risk



- Non-Investment Grade Securities Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              6
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Equity Income Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

1995                                                           23.00%
1996                                                           20.28%
1997                                                           27.72%
1998                                                           16.22%
1999                                                            4.21%
2000                                                           12.63%
2001                                                           -4.25%
2002                                                          -17.91%
2003                                                           26.54%
2004                                                            9.25%

Best Quarter:
Quarter ended                                  June 30, 2003          16.75%
Worst Quarter:
Quarter ended                                  September 30, 2002    (16.68)%

AVERAGE ANNUAL
TOTAL RETURNS                    Inception      One     Five      Ten
AS OF 12/31/04                        Date     Year    Years    Years
---------------------------------------------------------------------
Equity Income Fund
---------------------------------------------------------------------
  Class Y (return before taxes)     8/2/94    9.25%    4.12%   10.85%
---------------------------------------------------------------------
  Class Y (return after taxes
  on distributions)                           8.46%    2.43%    8.80%
---------------------------------------------------------------------
  Class Y (return after taxes
  on distributions and sale of
  fund shares)                                6.00%    2.77%    8.53%
---------------------------------------------------------------------
Custom Benchmark -- Standard &
Poor's 500 Dividend Only
Stocks(2)
(reflects no deduction for
fees, expenses, or taxes)                    11.02%    1.18%   12.54%
---------------------------------------------------------------------
Standard & Poor's 500 Index(3)
(reflects no deduction for
fees, expenses, or taxes)                    10.88%   (2.30)%  12.07%
---------------------------------------------------------------------


(1)Total return for the period from 1/1/05 through 9/30/05 was 3.17%.


(2)The S&P 500 Dividend Only Stocks custom benchmark is composed of companies in the S&P 500 Index that have an indicated annual dividend.


(3)An unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.65%
  Distribution and/or Service (12b-1) Fees                 None
  Other Expenses                                             0.29%
  Total Annual Fund Operating Expenses(1)                    0.94%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $96
---------------------------------------------------------------
  3 years                                                  $300
---------------------------------------------------------------
  5 years                                                  $520
---------------------------------------------------------------
 10 years                                                $1,155



                              7
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Large Cap Growth Opportunities Fund

OBJECTIVE

Large Cap Growth Opportunities Fund's objective is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Large Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $796 million to $358.3 billion as of October 31, 2005, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.


The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

- above average growth in revenue and earnings.

- strong competitive position.

- strong management.

- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in U.S. domestic securities.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              8
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Large Cap Growth Opportunities Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

1995                                                          30.03%
1996                                                          18.15%
1997                                                          22.91%
1998                                                          30.46%
1999                                                          14.29%
2000                                                          -1.22%
2001                                                         -22.21%
2002                                                         -25.08%
2003                                                          24.20%
2004                                                           8.97%

Best Quarter:
Quarter ended                                  December 31, 1998      24.04%
Worst Quarter:
Quarter ended                                  September 30, 2001    (17.48)%


AVERAGE ANNUAL
TOTAL RETURNS                      Inception     One     Five     Ten
AS OF 12/31/04(2)                       Date    Year    Years   Years
---------------------------------------------------------------------
Large Cap Growth Opportunities
Fund
---------------------------------------------------------------------
  Class Y (return before taxes)     12/29/92   8.97%   (4.87)%  8.17%
---------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                               8.87%   (5.42)%  6.81%
---------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                      5.83%   (4.17)%  6.63%
---------------------------------------------------------------------
Russell 1000 Growth Index(3)
(reflects no deduction for fees,
expenses, or taxes)                            6.30%   (9.29)%  9.59%
---------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 3.08%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. which merged into the fund on that date.



(3)An unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with higher price-to-book ratios and higher forecasted growth values.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.65%
  Distribution and/or Service (12b-1) Fees                 None
  Other Expenses                                             0.30%
  Total Annual Fund Operating Expenses(1)                    0.95%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                        $97
-------------------------------------------------------------------
  3 years                                                      $303
-------------------------------------------------------------------
  5 years                                                      $525
-------------------------------------------------------------------
 10 years                                                    $1,166



                              9
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Large Cap Select Fund

OBJECTIVE

Large Cap Select Fund's objective is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Large Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Standard & Poor's 500 Index (the "S&P 500 Index"). The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector representation and other factors. The index tracks the performance of the large cap U.S. equity market. While the market capitalizations of companies in the S&P 500 Index ranged from approximately $745 million to $358.3 billion as of October 31, 2005, the advisor typically invests in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The advisor will select companies based on a combination of both value and growth objectives, seeking companies it believes offers market opportunity.



In selecting stocks, the fund's advisor invests in companies that it believes meet at least two of the following criteria:



- attractively valued relative to other companies in the same industry or market.



- good or improving fundamentals.



- an identifiable catalyst that could increase the value of the company's stock over the next one or two years.



The fund's advisor generally will sell a stock if any of the following has occurred:



- the stock has hit its price target and the company is no longer attractively valued relative to other companies in the same industry or market.



- the company's fundamentals have significantly deteriorated.



- a catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.



- a better alternative exists in the marketplace.


In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on the United States stock exchange or represented by American Depository Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because the fund was first offered in 2003, only one calendar year of performance information is available. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              10
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Large Cap Select Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

(BAR CHART)

2004                                                          9.58%

Best Quarter:
Quarter ended                                  December 31, 2004     10.03%
Worst Quarter:
Quarter ended                                  September 30, 2004    (2.80)%


AVERAGE ANNUAL
TOTAL RETURNS                           Inception      One       Since
AS OF 12/31/04(1)                            Date     Year   Inception
----------------------------------------------------------------------
Large Cap Select Fund
----------------------------------------------------------------------
  Class Y (return before taxes)           1/31/03    9.58%      19.48%
----------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                                     8.90%      18.85%
----------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                            6.31%      16.43%
----------------------------------------------------------------------
Standard & Poor's 500 Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                 10.88%      22.08%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 7.37%.



(2)An unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These fees and expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                               0.65%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                                0.32%
  Total Annual Fund Operating Expenses(1)                       0.97%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $99
---------------------------------------------------------------
  3 years                                                  $309
---------------------------------------------------------------
  5 years                                                  $536
---------------------------------------------------------------
 10 years                                                $1,190



                              11
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Large Cap Value Fund

OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $796 million to $358.3 billion as of October 31, 2005, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.


The advisor selects companies that it believes meet at least two of the following criteria:


- undervalued relative to other securities in the same industry or market.



- good or improving fundamentals.


- an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              12
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Large Cap Value Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

1995                                                         32.23%
1996                                                         29.47%
1997                                                         22.80%
1998                                                          9.99%
1999                                                          8.20%
2000                                                          0.46%
2001                                                         -7.71%
2002                                                        -20.75%
2003                                                         25.82%
2004                                                         13.44%

Best Quarter:
Quarter ended                                  December 31, 1998        16.64%
Worst Quarter:
Quarter ended                                  September 30, 2002      (18.78)%


AVERAGE ANNUAL
TOTAL RETURNS                    Inception      One    Five      Ten
AS OF 12/31/04                        Date     Year   Years    Years
--------------------------------------------------------------------
Large Cap Value Fund
--------------------------------------------------------------------
  Class Y (return before taxes)     2/4/94   13.44%   0.96%   10.13%
--------------------------------------------------------------------
  Class Y (return after taxes
  on distributions)                          13.01%   0.17%    7.93%
--------------------------------------------------------------------
  Class Y (return after taxes
  on distributions and sale of
  fund shares)                                8.71%   0.47%    7.86%
--------------------------------------------------------------------
Russell 1000 Value Index(2)
(reflects no deduction for
fees, expenses, or taxes)                    16.49%   5.27%   13.83%
--------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 6.65%.



(2)An unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with lower price-to-book ratios and lower forecasted growth values.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                               0.65%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                                0.30%
  Total Annual Fund Operating Expenses(1)                       0.95%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $97
---------------------------------------------------------------
  3 years                                                  $303
---------------------------------------------------------------
  5 years                                                  $525
---------------------------------------------------------------
 10 years                                                $1,166



                              13
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Mid Cap Growth Opportunities Fund

OBJECTIVE

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell Midcap Index ranged from approximately $796 million to $16.3 billion.


The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

- above average growth in revenue and earnings.

- strong competitive position.

- strong management.

- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.


Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.


Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Initial Public Offering (IPO) Risk



- Mid-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              14
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Mid Cap Growth Opportunities Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

1995                                                         29.64%
1996                                                         18.87%
1997                                                         17.42%
1998                                                          4.91%
1999                                                          2.53%
2000                                                         25.60%
2001                                                         -3.41%
2002                                                        -15.21%
2003                                                         33.41%
2004                                                         21.61%

Best Quarter:
Quarter ended                                  December 31, 1999        24.27%
Worst Quarter:
Quarter ended                                  September 30, 2001      (19.85)%


AVERAGE ANNUAL
TOTAL RETURNS                   Inception      One     Five      Ten
AS OF 12/31/04(2)                    Date     Year    Years    Years
--------------------------------------------------------------------
Mid Cap Growth Opportunities
Fund
--------------------------------------------------------------------
  Class Y (return before
  taxes)                         12/28/89   21.61%   10.79%   12.53%
--------------------------------------------------------------------
  Class Y (return after taxes
  on distributions)                         17.86%    7.51%    9.66%
--------------------------------------------------------------------
  Class Y (return after taxes
  on distributions and sale of
  fund shares)                              15.90%    7.57%    9.43%
--------------------------------------------------------------------
Russell Midcap Growth Index(3)
(reflects no deduction for
fees, expenses, or taxes)                   15.48%   (3.36)%  11.23%
--------------------------------------------------------------------



()(1)Total return for the period from 1/1/05 through 9/30/05 was 8.66%.



()(2)Performance presented prior to 9/24/01 represents that of the Firstar
     MidCap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.



()(3)An unmanaged index that measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.70%
  Distribution and/or Service (12b-1) Fees                 None
  Other Expenses                                             0.29%
  Total Annual Fund Operating Expenses(1)                    0.99%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



  1 year                                                   $101
---------------------------------------------------------------
  3 years                                                  $315
---------------------------------------------------------------
  5 years                                                  $547
---------------------------------------------------------------
 10 years                                                $1,213



                              15
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Mid Cap Value Fund

OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell Midcap Index ranged from approximately $796 million to $16.3 billion.


In selecting stocks, the fund's advisor invests in securities it believes:

- are undervalued relative to other securities in the same industry or market.

- exhibit good or improving fundamentals.

- exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of a fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Mid-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              16
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Mid Cap Value Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

(BAR CHART)

1995                                                         20.30%
1996                                                         32.34%
1997                                                         24.53%
1998                                                        -12.96%
1999                                                         -6.00%
2000                                                         21.27%
2001                                                         -0.28%
2002                                                         -9.06%
2003                                                         33.97%
2004                                                         23.10%

Best Quarter:
Quarter ended                                  June 30, 1997            17.97%
Worst Quarter:
Quarter ended                                  September 30, 1998      (30.80)%


AVERAGE ANNUAL
TOTAL RETURNS               Inception        One         Five         Ten
AS OF 12/31/04                   Date       Year        Years       Years
-------------------------------------------------------------------------
Mid Cap Value Fund
-------------------------------------------------------------------------
  Class Y (return before
  taxes)                       2/4/94     23.10%       12.65%      11.39%
-------------------------------------------------------------------------
  Class Y (return after
  taxes on distributions)                 22.88%       12.34%       9.00%
-------------------------------------------------------------------------
  Class Y (return after
  taxes on distributions
  and sale of fund shares)                15.00%       10.87%       8.49%
-------------------------------------------------------------------------
Russell Midcap Value
Index(2) (reflects no
deduction for fees,
expenses, or taxes)                       23.71%       13.48%      15.72%
-------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 10.66%.



(2)An unmanaged index that measures the performance of those Russell mid-cap companies with lower price-to-book ratios and lower forecasted growth values.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                               0.70%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                                0.30%
  Total Annual Fund Operating Expenses(1)                       1.00%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $102
---------------------------------------------------------------
  3 years                                                  $318
---------------------------------------------------------------
  5 years                                                  $552
---------------------------------------------------------------
 10 years                                                $1,225



                              17
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries


Small-Mid Cap Core Fund



OBJECTIVE



Small-Mid Cap Core Fund has an objective of long-term growth of capital.



PRINCIPAL INVESTMENT STRATEGIES



Under normal market conditions, Small-Mid Cap Core Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of small- and mid-capitalization companies, defined by the advisor for this purpose as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 2500 Index. This index measures the performance of the 2,500 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). The market capitalizations of companies in the Russell 2500 Index ranged from approximately $17 million to $6.3 billion as of October 31, 2005.



In selecting stocks, the fund's advisor invests in companies that it believes meet at least two of the following criteria:



- attractively valued relative to other companies in the same industry or market.



- good or improving fundamentals.



- an identifiable catalyst that could increase the value of the company's stock over the next one or two years.



The fund's advisor generally will sell a stock if any of the following has occurred:



- the stock has hit its price target and the company is no longer attractively valued relative to other companies in the same industry or market.



- the company's fundamentals have significantly deteriorated.



- a catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.



- a better alternative exists in the marketplace.



In addition, the fund may utilize derivatives including options, futures contracts, and options on futures contracts for hedging purposes.



When the advisor believes that companies' initial public offerings (IPOs) will generally outperform the overall equity market, the fund may frequently invest in companies at the time of their IPO. By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.



Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts which may or may not be sponsored by a domestic bank. These securities may be of the same type as the fund's permissible investments in United States domestic securities.



PRINCIPAL RISKS



The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Initial Public Offering (IPO) Risk



- Mid-Cap Stock Risk



- Small-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE



The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.



The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



Effective October 3, 2005, based on approval of the fund's board of directors and shareholders, the fund's principal investment strategy was changed from investing primarily in technology stocks (defined as stocks of companies that either have or will develop products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements) to investing primarily in common stocks of small- and mid-capitalization companies. At the same time, the fund's name changed from Technology Fund to Small-Mid Cap Core Fund. As a result, the performance information presented below for periods prior to October 3, 2005, reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Small-Mid Cap Core Fund.



                              18
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries


Small-Mid Cap Core Fund CONTINUED



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)


(BAR CHART)

1995                                               41.02%
1996                                               22.43%
1997                                                7.31%
1998                                               32.70%
1999                                              192.59%
2000                                              -45.62%
2001                                              -55.63%
2002                                              -41.98%
2003                                               56.04%
2004                                                4.23%


Best Quarter:
Quarter ended                             December 31, 1999      80.67%
Worst Quarter:
Quarter ended                             March 31, 2001        (48.80)%



AVERAGE ANNUAL
TOTAL RETURNS                         Inception      One      Five      Ten
AS OF 12/31/04(2)                          Date     Year     Years    Years
---------------------------------------------------------------------------
Small-Mid Cap Core Fund
---------------------------------------------------------------------------
 Class Y (return before taxes)           4/4/94    4.23%   (25.62)%   5.06%
---------------------------------------------------------------------------
 Class Y (return after taxes on
 distributions)                                    4.23%   (26.37)%   2.59%
---------------------------------------------------------------------------
 Class Y (return after taxes on
 distributions and sale of fund
 shares)                                           2.75%   (18.87)%   4.26%
---------------------------------------------------------------------------
Merrill Lynch 100 Technology
Index(3) (reflects no deduction for
fees, expenses, or taxes)                          7.36%    14.52%   12.90%
---------------------------------------------------------------------------
Russell 2500 Index(4)
(reflects no deduction for fees,
expenses, or taxes)                               16.73%     6.38%   12.10%
---------------------------------------------------------------------------



(1)Total return for the period 1/1/05 through 9/30/05 was (2.81)%.



(2)Small-Mid Cap Core Fund's 1999 returns were primarily achieved buying IPOs and technology related stocks in a period favorable for these investments. Such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.



(3)An equally weighted index of the 100 largest technology companies, as measured by market capitalization.



(4)Previously, the fund used the Merrill Lynch 100 Technology index as a benchmark. Going forward, the fund's performance will be compared to the Russell 2500 Index because of the change in principal investment strategies. The Russell 2500 Index is an unmanaged small- and mid-cap index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index.



FEES AND EXPENSES



The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.



------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
------------------------------------------------------------------
  MAXIMUM CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                            0.70%
  Distribution and/or Service (12b-1) Fees                 None
  Other Expenses(1)                                          0.37%
  Total Annual Fund Operating Expenses(1)                    1.07%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, not including extraordinary expenses incurred in connection with the fund's investment strategy changes. Including extraordinary expenses, Other Expenses would have been 0.55% and Total Annual Fund Operating Expenses would have been 1.25%.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



  1 year                                                       $109
-------------------------------------------------------------------
  3 years                                                      $340
-------------------------------------------------------------------
  5 years                                                      $590
-------------------------------------------------------------------
 10 years                                                    $1,306



                              19
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Small Cap Growth Opportunities Fund

OBJECTIVE

Small Cap Growth Opportunities Fund has an objective of growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $17 million to $3.5 billion.


The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

- above average growth in revenue and earnings.

- strong competitive position.

- strong management.

- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Initial Public Offering (IPO) Risk



- Small-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


OTHER INFORMATION

As a result of an internal review, the advisor uncovered an action involving potentially improper trading of a portfolio security held in the First American Small Cap Growth Opportunities Fund. The advisor engaged an outside law firm to conduct a review of these trades, and, as a result of this review, the law firm concluded that no employee of the advisor violated the applicable securities laws. The advisor has voluntarily reported this to the fund's board of directors and to the Securities and Exchange Commission (SEC). The SEC is conducting an informal inquiry into this matter, and the advisor is cooperating fully with the SEC in its inquiry.

FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              20
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Small Cap Growth Opportunities Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2,3)


(BAR CHART)

1996                                                         57.23%
1997                                                         13.92%
1998                                                         -2.45%
1999                                                        137.79%
2000                                                         11.60%
2001                                                          5.39%
2002                                                        -25.59%
2003                                                         59.45%
2004                                                          0.88%
2005

Best Quarter:
Quarter ended                             December 31, 1999      70.80%
Worst Quarter:
Quarter ended                             September 30, 1998    (30.81)%


AVERAGE ANNUAL
TOTAL RETURNS                         Inception      One     Five       Since
AS OF 12/31/04(2,3)                        Date     Year    Years   Inception
-----------------------------------------------------------------------------
Small Cap Growth Opportunities Fund
-----------------------------------------------------------------------------
 Class Y (return before taxes)           8/1/95    0.88%    7.08%      22.90%
-----------------------------------------------------------------------------
 Class Y (return after taxes on
 distributions)                                   (1.64)%   4.01%      18.15%
-----------------------------------------------------------------------------
 Class Y (return after taxes on
 distributions and sale of fund
 shares)                                           2.05%    4.29%      17.46%
-----------------------------------------------------------------------------
Russell 2000 Growth Index(4)
(reflects no deduction for fees,
expenses, or taxes)                               14.31%   (3.57)%      5.13%
-----------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 7.17%.



(2)On 12/12/02, the fund changed its main investment strategy such that it was permitted to invest in securities of companies with market capitalizations within the range of companies in the Russell 2000 Index. Previously, the fund invested primarily in companies with market capitalizations of below $500 million at the time of purchase. Performance presented prior to 9/24/01 represents that of the Firstar MicroCap Fund, a series of Firstar Funds, Inc. which merged into the fund on that date.



(3)Small Cap Growth Opportunities Fund's 1999 returns were higher due in substantial part to its strategy of investing in IPOs in a period favorable for IPO investing. Such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.



(4)An unmanaged index that measures the performance of those companies in the Russell 2000 Index (a small-cap index) with higher price-to-book ratios and higher forecasted growth values.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            1.00%
  Distribution and/or Service (12b-1) Fees                 None
  Other Expenses                                             0.31%
  Total Annual Fund Operating Expenses(1)                    1.31%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year, ended September 30, 2005, absent any expense reimbursements or fee waivers and restated to reflect the current management fee. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.22%. Fee waivers and expense reimbursements may not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                       $133
-------------------------------------------------------------------
  3 years                                                      $415
-------------------------------------------------------------------
  5 years                                                      $718
-------------------------------------------------------------------
 10 years                                                    $1,579



                              21
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Small Cap Select Fund

OBJECTIVE

Small Cap Select Fund has an objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $17 million to $3.5 billion.



In selecting stocks, the fund's advisor invests in companies that it believes meet at least two of the following criteria:



- attractively valued relative to other companies in the same industry or market.



- good or improving fundamentals.



- an identifiable catalyst that could increase the value of the company's stock over the next one or two years.



The fund's advisor generally will sell a stock if any of the following has occurred:



- the stock has hit its price target and the company is no longer attractively valued relative to other companies in the same industry or market.



- the company's fundamentals have significantly deteriorated.



- a catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.



- a better alternative exists in the marketplace.


In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Initial Public Offering (IPO) Risk



- Small-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              22
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Small Cap Select Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

1995                                                          17.24%
1996                                                          10.98%
1997                                                          20.79%
1998                                                          -7.77%
1999                                                          17.10%
2000                                                          20.04%
2001                                                          12.39%
2002                                                         -17.76%
2003                                                          44.57%
2004                                                          15.70%

Best Quarter:
Quarter ended                                  December 31, 2001      27.52%
Worst Quarter:
Quarter ended                                  September 30, 1998    (24.71)%


AVERAGE ANNUAL
TOTAL RETURNS                        Inception     One    Five     Ten
AS OF 12/31/04(2)                         Date    Year   Years   Years
----------------------------------------------------------------------
Small Cap Select Fund
  Class Y (return before taxes)         5/6/92  15.70%  13.17%  12.16%
----------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                                11.20%  10.42%   9.72%
----------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                       12.50%  10.20%   9.38%
----------------------------------------------------------------------
Russell 2000 Index(3)
(reflects no deduction for fees,
expenses, or taxes)                             18.33%   6.61%  11.54%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 5.95%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc. which merged into the fund on that date. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.



(3)An unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                            0.70%
  Distribution and/or Service (12b-1) Fees                 None
  Other Expenses                                             0.30%
  Total Annual Fund Operating Expenses(1)                    1.00%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $102
---------------------------------------------------------------
  3 years                                                  $318
---------------------------------------------------------------
  5 years                                                  $552
---------------------------------------------------------------
  10 years                                               $1,225



                              23
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Small Cap Value Fund

OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $17 million to $3.5 billion.


In selecting stocks, the fund's advisor invests in securities it believes meet at least two of the following criteria:


- undervalued relative to other securities in the same industry or market.



- good or improving fundamentals.


- an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Small-Cap Stock Risk



See "More About the Funds" for a discussion of these risks


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              24
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Small Cap Value Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)

(BAR CHART)

1995                                                        47.33%
1996                                                        20.36%
1997                                                        20.37%
1998                                                        -8.26%
1999                                                         6.24%
2000                                                        20.43%
2001                                                         5.21%
2002                                                       -14.09%
2003                                                        43.24%
2004                                                        19.65%

Best Quarter:
Quarter ended                                  June 30, 2003            18.90%
Worst Quarter:
Quarter ended                                  September 30, 1998      (23.17)%

AVERAGE ANNUAL
TOTAL RETURNS                   Inception      One     Five      Ten
AS OF 12/31/04(2)                    Date     Year    Years    Years
--------------------------------------------------------------------
Small Cap Value Fund
--------------------------------------------------------------------
  Class Y (return before
  taxes)                           1/1/88   19.65%   13.28%   14.52%
--------------------------------------------------------------------
  Class Y (return after taxes
  on distributions)                         16.50%   10.67%   11.75%
--------------------------------------------------------------------
  Class Y (return after taxes
  on distributions and sale of
  fund shares)                              15.69%   10.33%   11.31%
--------------------------------------------------------------------
Russell 2000 Value Index(3)
(reflects no deduction for
fees, expenses, or taxes)                   22.25%   17.23%   15.17%
--------------------------------------------------------------------

(1)Total return for the period from 1/1/05 through 9/30/05 was 4.54%.


(2)On 11/21/97, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. Performance prior to 11/21/97 is adjusted to reflect Small Cap Value Fund's Class Y share fees and expenses, before any fee waivers.



(3)An unmanaged index that measures the performance of those Russell 2000 companies in the Russell 2000 Index (a small-cap index) with lower price-to-book ratios and lower forecasted growth values.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                            0.70%
  Distribution and/or Service (12b-1) Fees                 None
  Other Expenses                                             0.31%
  Total Annual Fund Operating Expenses(1)                    1.01%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $103
---------------------------------------------------------------
  3 years                                                  $322
---------------------------------------------------------------
  5 years                                                  $558
---------------------------------------------------------------
 10 years                                                $1,236


                              25
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Real Estate Securities Fund

OBJECTIVE

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that invest in residential or commercial real estate. REITs generally can be divided into the following three types:

- equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

- mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

- hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Non-Diversification Risk



- Real Estate Investment Trust (REIT) Risk



- Real Estate Sector Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              26
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
Real Estate Securities Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

(BAR CHART)

1996                                                           31.00%
1997                                                           19.60%
1998                                                          -15.98%
1999                                                           -3.65%
2000                                                           32.23%
2001                                                            9.82%
2002                                                            7.37%
2003                                                           37.58%
2004                                                           32.49%
2005

Best Quarter:
Quarter ended                                  December 31, 2004        16.91%
Worst Quarter:
Quarter ended                                  September 30, 1998       (9.71)%


AVERAGE ANNUAL
TOTAL RETURNS                  Inception      One     Five       Since
AS OF 12/31/04                      Date     Year    Years   Inception
----------------------------------------------------------------------
Real Estate Securities Fund
----------------------------------------------------------------------
  Class Y (return before
  taxes)                         6/30/95   32.49%   23.23%      15.71%
----------------------------------------------------------------------
  Class Y (return after taxes
  on distributions)                        28.97%   20.18%      12.85%
----------------------------------------------------------------------
  Class Y (return after taxes
  on distributions and sale
  of fund shares)                          22.00%   18.60%      12.06%
----------------------------------------------------------------------
Morgan Stanley REIT Index(2)
  (reflects no deduction for
  fees, expenses, or taxes)                31.49%   21.67%      14.78%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 10.55%.



(2)An unmanaged index of the most actively traded real estate investment trusts.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.70%
  Distribution and/or Service (12b-1) Fees                 None
  Other Expenses                                             0.30%
  Total Annual Fund Operating Expenses(1)                    1.00%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $102
---------------------------------------------------------------
  3 years                                                  $318
---------------------------------------------------------------
  5 years                                                  $552
---------------------------------------------------------------
 10 years                                                $1,225



                              27
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
International Fund

OBJECTIVE

International Fund has an objective of long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

- that are domiciled in countries other than the United States, or

- that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.


Stocks are selected by determining which companies represent the most attractive valuation opportunity within their local market. Focus is placed on companies expected to grow more quickly than their peers, but where this growth is not fully reflected in the current valuation. As a second stage of the process, these companies are compared to their peers within their industry on a cross-border basis by a team of global sector specialists, seeking to identify the most attractive companies within each industry.



Up to 15% of the fund's total assets may be invested in equity securities of emerging markets issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.


Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Emerging Markets Risk



- Foreign Currency Hedging Transaction Risk



- International Investing Risk



- Mid-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              28
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Fund Summaries
International Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)

(BAR CHART)

1995                                                           9.59%
1996                                                          10.36%
1997                                                           4.88%
1998                                                          17.91%
1999                                                          50.93%
2000                                                         -15.35%
2001                                                         -23.38%
2002                                                         -18.85%
2003                                                          36.43%
2004                                                          10.91%

Best Quarter:
Quarter ended                                  December 31, 1999        27.60%
Worst Quarter:
Quarter ended                                  September 30, 2002      (19.13)%


AVERAGE ANNUAL
TOTAL RETURNS                     Inception      One     Five     Ten
AS OF 12/31/04(2,3)                    Date     Year    Years   Years
---------------------------------------------------------------------
International Fund
---------------------------------------------------------------------
  Class Y (return before taxes)      4/4/94   10.91%   (4.45)%  6.04%
---------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                              10.61%   (5.00)%  4.90%
---------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                      7.09%   (3.91)%  4.68%
---------------------------------------------------------------------
Morgan Stanley Capital
International Europe,
Australasia, Far East Index(4)
(reflects no deduction for fees,
expenses, or taxes)                           20.70%   (0.80)%  5.94%
---------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 6.72%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar International Growth Fund, a series of Firstar Funds, Inc. which, together with Firstar International Value Fund, merged into the fund on that date.



(3)Prior to 12/9/04, the fund's assets were managed by a different sub-advisor.



(4)An unmanaged index of common stocks in Europe, Australia, and the Far East.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-----------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS Y
-----------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                     None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                 None
-----------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------
  Management Fees                                           1.00%
  Distribution and/or Service (12b-1) Fees                None
  Other Expenses                                            0.29%
  Total Annual Fund Operating Expenses(1)                   1.29%
------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers and restated to reflect the current management fee. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.27%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



  1 year                                                   $131
---------------------------------------------------------------
  3 years                                                  $409
---------------------------------------------------------------
  5 years                                                  $708
---------------------------------------------------------------
 10 years                                                $1,556



                              29
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters



OBJECTIVES



The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.



INVESTMENT STRATEGIES



The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. This section provides information about some additional non-principal strategies that the funds' investment advisor may use to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.



Temporary Investments.   In an attempt to respond to adverse market, economic,
political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.



Effective Maturity and Effective Duration.   Balanced Fund normally attempts to
maintain a weighted average effective maturity for the debt securities in its portfolio of 15 years or less. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.



Balanced Fund normally also attempts to maintain an average effective duration of three to eight years for the debt securities portion of its portfolio. Effective duration, another measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates.



Portfolio Turnover.   Fund managers may trade securities frequently, resulting,
from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.



PRINCIPAL RISKS



The principal risks of investing in each fund are identified in the "Fund Summaries"section. These risks are described below.



Active Management Risk.   Each fund is actively managed and its performance
therefore will reflect in part the advisor's or sub-advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.



Call Risk.   Balanced Fund's investments in debt securities are subject to call risk. Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Balanced Fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.



Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular fund invests, such as value stocks, growth stocks, large-capitalization stocks, mid-capitalization stocks, small-capitalization stocks and/or micro-capitalization stocks, may underperform the market as a whole.



Credit Risk.   Balanced Fund and Equity Income Fund are subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities or that the other party to an investment contract will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the



                              30
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or S&P.



Derivative Instrument Risk.   The use of derivative instruments, such as
options, futures contracts, and options on futures contracts, exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor or sub-advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's or sub-advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.



Dollar Roll Transaction Risk.   In a dollar roll transaction, Balanced Fund
sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit Balanced Fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.



Emerging Markets Risk.   Up to 15% of International Fund's total assets may be
invested in equity securities of emerging markets issuers. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.



Foreign Currency Hedging Transaction Risk.   In order to hedge against adverse
movements in currency exchange rates, International Fund may enter into forward foreign currency exchange contracts. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.



Foreign Security Risk.   Each fund (other than Real Estate Securities Fund), may
invest in dollar denominated foreign securities. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.



Income Risk.   Balanced Fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk" above, or prepaid, see "Mortgage and Asset-Backed Securities Risk" below) in lower-yielding securities.



Initial Public Offering (IPO) Risk.   Most IPOs involve a high degree of risk
not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.



Interest Rate Risk.   Debt securities in Balanced Fund and Equity Income Fund
will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to



                              31
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



interest rate changes. One measure of interest rate risk is effective duration, explained above in "Investment Strategies."



International Investing Risk.   International Fund invests primarily in equity
securities that trade in markets other than the United States. International investing involves risks not typically associated with U.S. investing. These risks include:



Currency Risk. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect International Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the fund.



Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.



Foreign Tax Risk. International Fund's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the SAI for details.



Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.



Investment Restriction Risk. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.



Political and Economic Risks. International investing is subject to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets.



Mid-Cap Stock Risk.   While stocks of mid-cap companies may be slightly less
volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.



Mortgage- and Asset-Backed Securities Risk. Mortgage-backed securities in which Balanced Fund may invest are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities in which Balanced Fund may invest are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. Balanced Fund must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.



Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause the mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.



Non-Diversification Risk.   Real Estate Securities Fund is non-diversified. This
means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.



Non-Investment Grade Securities Risk.   Balanced Fund and Equity Income Fund may
invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.



                              32
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



Real Estate Investment Trust (REIT) Risk.   Real Estate Securities Fund invests
a majority of its assets in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property.



A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by the fund will fail to qualify for this tax-free pass-through treatment of its income.



By investing in REITS indirectly through a fund, in addition to bearing a proportionate share of the expenses of the fund, you will also indirectly bear similar expenses of the REITs in which the fund invests.



Real Estate Sector Risk.   The stocks of companies within specific industries or
sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector. Real Estate Securities Fund invests primarily in equity securities of publicly traded companies in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.



Small-Cap Stock Risk.   Stocks of small-cap companies involve substantial risk.
These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price. Stocks at the bottom end of the capitalization range in which Small-Mid Cap Core Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund and Small Cap Value Fund may invest sometimes are referred to as "micro-cap" stocks. These stocks may be subject to extreme price volatility, as well as limited liquidity and limited research



DISCLOSURE OF PORTFOLIO HOLDINGS



A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.



                              33
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Policies and Services


Purchasing and Redeeming Shares



GENERAL



You may purchase, redeem or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open, except that you cannot purchase Class Y shares if federally chartered banks are closed, since these shares must be paid for by wire transfer. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.



The funds have authorized certain financial institutions ("authorized financial intermediaries") to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be equal to that day's net asset value (NAV) per share if your order is received by the funds or an authorized financial intermediary in proper form prior to the time the funds calculates their NAV. See "Calculating Net Asset Value" below. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase and Redeem Shares" and "How to Exchange Shares."



Some financial institutions may charge a fee for helping you purchase, redeem or exchange shares. Contact your financial institution for more information. No such fee will be imposed if you purchase shares directly from the funds.



SHORT-TERM TRADING OF FUND SHARES



The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds' Board of Directors has adopted policies and procedures designed to detect and deter short-term trading in the funds' shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds' shares in violation of these policies. As discussed below, however, there is no guarantee that the funds will be able to detect such trading in all accounts. See "Omnibus Accounts" below. These policies do not apply to purchases and sales of fund shares by other First American Funds.



Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.



In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.



Short-Term Trading Policies.   The funds' advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.



Certain transactions are not subject to the funds' short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio re-



                              34
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



balancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.



Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds seek to apply their short-term trading policies and procedures to these omnibus account arrangements and will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.



While the funds will request that financial intermediaries apply the funds' short-term trading policies to their customers who invest indirectly in the funds, the funds are limited in their ability to monitor the trading activity or enforce the funds' short-term trading policies with respect to customers of financial intermediaries. For example, the funds might not be able to detect any short-term trading facilitated by a financial intermediary, if this were to occur.



SHARE CLASSES



The funds issue their shares in multiple classes. This prospectus offers Class Y shares.



Class Y shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%. Class Y shares are available to:



- Individual investors who, after their purchase, will hold First American open-end fund shares with a current NAV of at least $5 million. In determining whether the $5 million dollar threshold has been reached, the investor's shares will be aggregated with First American open-end fund shares held at the time of purchase by certain related accounts if the investor notifies the fund of the existence of these accounts. See the SAI for details.



- Trust companies or bank trust departments investing $1 million or more in the First American open-end funds.



- Group retirement plans sponsored or administered by an affiliate of the funds' investment advisor.



- Other group retirement plans with at least $5 million in plan assets. This plan asset requirement may be lowered or waived, at the discretion of the funds, for purchases by group retirement plans that are made through financial institutions such as banks or record keepers.



- Persons or plans participating in fee based programs who purchase shares through a financial institution that has a Class Y share selling agreement with the funds' distributor. Class Y shares are available to these investors only for purchases of $25,000 or more.


ADDITIONAL PAYMENTS TO INSTITUTIONS


The advisor and/or the distributor may pay additional compensation to financial institutions (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the "Fund Summaries" section of the prospectus because they are not paid by the funds.


These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.



You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.



                              35
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



CALCULATING NET ASSET VALUE



The funds generally calculate their NAV per share as of 3:00 p.m. Central time every day the New York Stock Exchange is open.



A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors, except that International Fund may rely on the recommendations of a fair value pricing service approved by the funds' board of directors in valuing foreign securities. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Securities, including securities traded in foreign markets, where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;

- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is no current market value quotation; and

- Securities with limited liquidity, including certain high yield securities and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.


International Fund will hold portfolio securities that trade on weekends or other days when the fund does not price its shares. Therefore, the net asset value of International Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.



HOW TO PURCHASE AND REDEEM SHARES


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.


You may purchase or redeem shares by calling your financial institution. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. You cannot purchase shares by wire on days when federally chartered banks are closed.


If the fund or an authorized financial intermediary receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.


To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing securities in the fund's portfolio, rather than paying you in cash. See "Redemption in Kind" below.



REDEMPTION IN KIND



Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.


HOW TO EXCHANGE SHARES


If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American Fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.



To exchange your shares, call your financial institution.



Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Short-Term Trading of Fund Shares" above.



                              36
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Policies and Services

Managing Your Investment

STAYING INFORMED


Shareholder Reports.   Shareholder reports are mailed twice a year, in December
and June. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.


In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.


Statements and Confirmations.   Statements summarizing activity in your account
are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.


DIVIDENDS AND DISTRIBUTIONS


Dividends from net investment income are declared and paid monthly for Equity Income Fund and Large Cap Value Fund, and quarterly for Balanced Fund, Large Cap Select Fund, Mid Cap Value Fund, and Real Estate Securities Fund. For International Fund, Large Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, Small-Mid Cap Core Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, and Small Cap Value Fund, dividends from net investment income, if any, are declared and paid annually. For each of the funds, any capital gains are distributed at least once each year.


On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.


Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American Fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.


TAXES


Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.


Taxes on Distributions.   Each fund pays its shareholders dividends from its net
investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).


Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends paid from the net investment income of each fund are taxable either as ordinary income or as "qualified dividends," which are taxable at the same rates as long-term capital gains (currently, subject to a maximum rate of 15%). Each fund will inform its shareholders of the portion of its dividends (if any) that constitutes "qualified dividends." Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, distributions for Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Small-Mid Cap Core Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, and Small Cap Value Fund are expected to consist primarily of capital gains. Distributions for Real Estate Securities Fund are expected to consist primarily of ordinary income. It is not expected that a significant portion of the dividends paid by Real Estate Securities Fund will constitute "qualified dividends."


Taxes on Transactions.   The sale of fund shares, or the exchange of one fund's
shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

Foreign Tax Credits.   International Fund may be required to pay withholding and
other taxes imposed by foreign countries. If International Fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If International Fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.


                              37
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Additional Information
Management


U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2005, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.



Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed full fiscal year.



                                          Management fee
                                       as a % of average
                                        daily net assets
--------------------------------------------------------
BALANCED FUND                                0.50%
EQUITY INCOME FUND                           0.62%
LARGE CAP GROWTH OPPORTUNITIES FUND          0.62%
LARGE CAP SELECT FUND                        0.60%
LARGE CAP VALUE FUND                         0.62%
MID CAP GROWTH OPPORTUNITIES FUND            0.67%
MID CAP VALUE FUND                           0.66%
SMALL-MID CAP CORE FUND                      0.62%
SMALL CAP GROWTH OPPORTUNITIES FUND*         1.25%
SMALL CAP SELECT FUND                        0.67%
SMALL CAP VALUE FUND                         0.68%
REAL ESTATE SECURITIES FUND                  0.68%
INTERNATIONAL FUND*                          1.04%
--------------------------------------------------------



*Management fees were contractually lowered to 1.00% for Small Cap Growth
 Opportunities Fund and International Fund effective July 1, 2005.



A discussion regarding the basis for the board of directors' approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended September 30, 2005.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Sub-Advisor

J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

J.P. Morgan Investment Management Inc. ("J.P. Morgan"), located at 522 Fifth Avenue, New York, New York, is the sub-advisor for International Fund.


J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of September 30, 2005, J.P. Morgan and its affiliates had approximately $827 billion in assets under management.


Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation in connection with the following:



Custody Services.   U.S. Bank provides custody services to the funds, other than
International Fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.



Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S.
Bancorp Fund Services, LLC (Fund Services) act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund's pro rata portion of up to 0.15% of the aggregate average daily net assets of all open-end funds in the First American family of funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time.



Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services based upon the number of share classes and shareholder accounts



                              38
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Additional Information
Management CONTINUED


maintained. In addition, it receives 0.10% of the relevant fund's average daily net assets for providing certain shareholder services and to reimburse it for making payments to certain financial institutions that maintain and provide services to omnibus accounts.



Securities Lending Services.   In connection with lending their portfolio
securities, the funds pay fees to U.S. Bancorp Asset Management which are equal to 35% of each fund's net income from these securities lending transactions. Effective January 1, 2006, this fee will be reduced to 32%.



Other Compensation.   To the extent that fund shares are held through U.S. Bank
or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive payments from the funds' distributor and/or advisor as described above under "Policies and Services -- Purchasing and Redeeming
Shares -- Additional Payments to Institutions."


PORTFOLIO MANAGEMENT


The portfolio managers primarily responsible for the Funds' management are:



Balanced Fund.   Jose ("Tony") A. Rodriguez, Senior Managing Director, Head of
Fixed Income. Mr. Rodriguez has co-managed the fund since July 2004. Prior to joining U.S. Bancorp Asset Management in 2002, Mr. Rodriguez was the director and head of global corporate bonds at Credit Suisse Asset Management in New York from 1999 to 2002. He has more than 22 years of financial industry experience.



David A. Chalupnik, CFA, Senior Managing Director, Head of Equities. Mr. Chalupnik has co-managed the fund since July 2004. Prior to joining U.S. Bancorp Asset Management in 2002, Mr. Chalupnik served as chief investment officer for Chicago-based Duff & Phelps Investment Management Co. Mr. Chalupnik has more than 21 years of financial industry experience.



David R. Cline, CFA, Senior Equity Portfolio Manager. Mr. Cline has co-managed the fund since April 2003. Mr. Cline joined U.S. Bancorp Asset Management in 1989 and has 18 years of investment analysis and portfolio management experience.



Equity Income Fund.   Cori B. Johnson, CFA, Senior Equity Portfolio Manager. Ms.
Johnson has served as the primary portfolio manager of the fund since January 1996. Ms. Johnson joined U.S. Bancorp Asset Management in 1991 and has 25 years of financial industry experience, including 14 years in portfolio management.



Gerald C. Bren, CFA, Senior Equity Portfolio Manager. Mr. Bren has co-managed the fund since August 1994. Mr. Bren joined U.S. Bancorp Asset Management in 1972 and has 34 years of financial industry experience, including 21 years in portfolio management.



Large Cap Growth Opportunities Fund.   Thomas A. Gunderson, CFA, Senior Equity
Portfolio Manager. Mr. Gunderson has served as the primary portfolio manager for the fund since December 2003. Prior to joining U.S. Bancorp Asset Management in 2003, he managed large cap growth portfolios at Advantus Capital Management. Mr. Gunderson has been a portfolio manager for 18 years and has 23 years of financial industry experience.



Harold R. Goldstein, Senior Equity Portfolio Manager. Mr. Goldstein has co-managed the fund since July 2002. Prior to joining U.S. Bancorp Asset Management in 2002, he was employed at Lutheran Brotherhood as a portfolio manager, at Shearson Lehman Brothers as manager of institutional equities in Chicago, and at Oppenheimer as an institutional sales person. Mr. Goldstein has 25 years of financial industry experience, including 11 years in portfolio management.



Large Cap Select Fund.   David A. Chalupnik has served as the primary portfolio
manager for the fund since January 2003. Information on Mr. Chalupnik appears above under "Balanced Fund."



Anthony R. Burger, CFA, Director, Quantitative Equity Research. Mr. Burger has co-managed the fund since October 2004. Prior to joining U.S. Bancorp Asset Management in 2003, Mr. Burger was an equity analyst at American Express Financial Advisors in Minneapolis. He has 13 years of financial industry experience.



Thomas A. Mahowald, CFA, Head of Equity Research. Mr. Mahowald has co-managed the fund since October 2004. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. Mahowald served as director of equity research at American Express Financial Advisors since 2001, where he was also an equity analyst. Mr. Mahowald has 17 years of financial industry experience.



Large Cap Value Fund.   Brent D. Mellum, CFA, Senior Equity Portfolio Manager.
Mr. Mellum has served as the primary portfolio manager for the fund since April 2004. Mr. Mellum joined U.S. Bancorp Asset Management in 1993 and has 13 years of financial industry experience, including 11 years in portfolio management.



Kevin V. Earley, CFA, Equity Portfolio Manager. Mr. Earley has co-managed the fund since September 2000. Mr. Earley joined U.S. Bancorp Asset Management in 1997. Mr. Earley has 19 years of financial industry experience, including eight years in portfolio management.



                              39
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Additional Information
Management CONTINUED


Mid Cap Growth Opportunities Fund.   Thomas A. Gunderson has served as the
primary portfolio manager for the fund since September 2005. Information on Mr. Gunderson appears above under "Large Cap Growth Opportunities Fund."



Harold R. Goldstein has co-managed the fund since September 2005. Information on Mr. Goldstein appears above under "Large Cap Growth Opportunities Fund."



Mid Cap Value Fund.   Kevin V. Earley has served as the primary portfolio
manager for the fund since October 1999. Information on Mr. Earley appears above under "Large Cap Value Fund."



Brent D. Mellum has co-managed the fund since October 1999. Information on Mr. Mellum appears above under "Large Cap Value Fund."



Small-Mid Cap Core Fund.   Anthony R. Burger has served as the primary portfolio
manager for the fund since May 2005. Information on Mr. Burger appears above under "Large Cap Select Fund."



David A. Chalupnik has co-managed the fund since May 2005. Information for Mr. Chalupnik appears above under "Balanced Fund."



Small Cap Growth Opportunities Fund.   Sean A. McLeod, CFA, Equity Portfolio
Manager. Mr. McLeod has served as the primary portfolio manager for the fund since April 2004. Mr. McLeod was employed by M&I Investment Management Corporation from December 1997 to April 2004 where he served as portfolio manager of the Marshall Small Cap Growth Fund and senior equity analyst on the Marshall Small and Mid Cap Growth Funds. Mr. McLeod has 11 years of financial industry experience.



Robert S. McDougall, CFA, Equity Portfolio Manager. Mr. McDougall has co-managed the fund since May 2004. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. McDougall was a senior equity analyst for the Marshall Small Cap Growth Fund. He has 18 years of financial industry experience.



Small Cap Select Fund.   Allen D. Steinkopf, CFA, Equity Portfolio Manager. Mr.
Steinkopf has served as the primary portfolio manager for the fund since July 2004. Prior to joining U.S. Bancorp Asset Management in 2003, Mr. Steinkopf was employed by Advantus Capital Management from 1986 to 2003 where he served as Vice President and Portfolio Manager. He has 13 years of financial industry experience.



Andrew R. Adams, CFA, Equity Portfolio Manager. Mr. Adams has co-managed the fund since August 2004. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. Adams was the co-manager of the large cap growth portfolio at Knelman Asset Management Group in Minneapolis. Prior to that, he served as a senior equities analyst and an equities analyst at Advantus Capital Management. Mr. Adams has 10 years of financial industry experience.



Small Cap Value Fund.   Chad M. Kilmer, Senior Equity Portfolio Manager. Mr.
Kilmer has served as the primary portfolio manager for the fund since July 2005. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. Kilmer served as a small-cap investment analyst at Gabelli Woodland Partners, a subsidiary of Gabelli Asset management. Mr. Kilmer has eight years of financial industry experience.



Karen L. Bowie, CFA, Equity Portfolio Manager. Ms. Bowie has co-managed the fund since July 2005. Ms. Bowie has more than 22 years of financial industry experience, 13 of which have been with U.S. Bancorp Asset Management in portfolio management, equity research, and fund management.



Real Estate Securities Fund.   John G. Wenker, Head of Real Estate. Mr. Wenker
has served as the primary portfolio manager for the fund since October 1999. Mr. Wenker joined U.S. Bancorp Asset Management in 1992 and has 23 years of financial industry experience, including 14 years in portfolio management.



Jay L. Rosenberg, Equity Portfolio Manager. Mr. Rosenberg has co-managed the fund since May 2005. Prior to joining U.S. Bancorp Asset Management in 2005, Mr. Rosenberg was a vice president and real estate portfolio manager for Advantus Capital Management from 2000 to 2005. He also previously served as a real estate fixed income analyst for Sit Investment Advisors from 1999 to 2000. Mr. Rosenberg has 11 years of financial industry experience.



International Fund.   J.P. Morgan Investment Management Inc. has been the
sub-advisor to the International Fund since December 2004. The fund is managed by a team led by James Fisher and Howard Williams. Mr. Fisher is a senior portfolio manager and managing director of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1985. Mr. Williams is a managing director and head of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1994.



                              40
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Additional Information
Financial Highlights

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.


The information for below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.



BALANCED FUND(1)



                                         Fiscal period                                                              Fiscal period
                                             ended                                                                      ended
                                          October 31,                Fiscal year ended September 30,                September 30,
                                           2005(2,3)        2005(3)       2004(3)         2003        2002(3)         2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of
 Period                                    $  11.46         $  10.15      $   9.50      $   8.40      $   9.53        $  13.87
                                           --------         --------      --------      --------      --------        --------
Investment Operations:
 Net Investment Income                         0.01             0.17          0.16          0.19          0.23            0.16
 Realized and Unrealized Gains
  (Losses) on Investments                     (0.16)            1.32          0.66          1.09         (1.13)          (2.20)
                                           --------         --------      --------      --------      --------        --------
 Total From Investment Operations             (0.15)            1.49          0.82          1.28         (0.90)          (2.04)
                                           --------         --------      --------      --------      --------        --------
Less Distributions:
 Dividends (from net investment
  income)                                        --            (0.18)        (0.17)        (0.18)        (0.23)          (0.23)
 Distributions (from net realized
  gains)                                         --               --            --            --            --           (2.07)
                                           --------         --------      --------      --------      --------        --------
 Total Distributions                             --            (0.18)        (0.17)        (0.18)        (0.23)          (2.30)
                                           --------         --------      --------      --------      --------        --------
Net Asset Value, End of Period             $  11.31         $  11.46      $  10.15      $   9.50      $   8.40        $   9.53
                                           ========         ========      ========      ========      ========        ========
Total Return(5)                               (1.31)%          14.76%         8.62%        15.35%        (9.74)%        (16.84)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)            $254,534         $262,557      $283,005      $363,157      $290,288        $375,983
Ratio of Expenses to Average Net
 Assets                                        0.85%            0.81%         0.80%         0.80%         0.80%           0.97%
Ratio of Net Investment Income to
 Average Net Assets                            1.15%            1.60%         1.55%         2.00%         2.32%           2.21%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                    0.96%            0.96%         0.94%         0.98%         0.98%           1.04%
Ratio of Net Investment Income to
 Average Net Assets (excluding
 waivers)                                      1.04%            1.45%         1.41%         1.82%         2.14%           2.14%
Portfolio Turnover Rate                          12%             147%          110%          156%           79%             54%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar Balanced Growth Fund, which merged into the Balanced Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Total return would have been lower had certain expenses not been waived.



                              41
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Additional Information
Financial Highlights CONTINUED

EQUITY INCOME FUND


                                        Fiscal period
                                            ended
                                         October 31,                          Fiscal year ended September 30,
                                          2005(1,2)         2005(2)         2004(2)         2003(2)        2002(2)       2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of
 Period                                  $    13.98        $    12.85      $    11.63      $     9.63      $  12.20      $  16.37
                                         ----------        ----------      ----------      ----------      --------      --------
Investment Operations:
 Net Investment Income                         0.01              0.24            0.21            0.21          0.21          0.33
 Realized and Unrealized Gains
  (Losses) on Investments                     (0.21)             1.15            1.24            2.00         (2.52)        (0.76)
                                         ----------        ----------      ----------      ----------      --------      --------
 Total From Investment Operations             (0.20)             1.39            1.45            2.21         (2.31)        (0.43)
                                         ----------        ----------      ----------      ----------      --------      --------
Less Distributions:
 Dividends (from net investment
  income)                                     (0.01)            (0.25)          (0.23)          (0.21)        (0.22)        (0.35)
 Distributions (from net realized
  gains)                                      (0.01)            (0.01)             --              --         (0.04)        (3.39)
                                         ----------        ----------      ----------      ----------      --------      --------
 Total Distributions                          (0.02)            (0.26)          (0.23)          (0.21)        (0.26)        (3.74)
                                         ----------        ----------      ----------      ----------      --------      --------
Net Asset Value, End of Period           $    13.76        $    13.98      $    12.85      $    11.63      $   9.63      $  12.20
                                         ==========        ==========      ==========      ==========      ========      ========
Total Return(3)                               (1.50)%           10.94%          12.54%          23.20%       (19.30)%       (3.71)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)          $1,169,267        $1,206,483      $1,404,431      $1,278,470      $678,352      $267,361
Ratio of Expenses to Average Net
 Assets                                        0.95%             0.91%           0.90%           0.90%         0.90%         0.75%
Ratio of Net Investment Income to
 Average Net Assets                            0.95%             1.80%           1.65%           1.95%         1.80%         2.21%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                    0.95%             0.94%           0.94%           0.95%         0.95%         0.90%
Ratio of Net Investment Income to
 Average Net Assets (excluding
 waivers)                                      0.95%             1.77%           1.61%           1.90%         1.75%         2.06%
Portfolio Turnover Rate                          --                27%             12%             43%           38%           33%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Total return would have been lower had certain expenses not been waived.



                              42
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Additional Information
Financial Highlights CONTINUED

LARGE CAP GROWTH OPPORTUNITIES FUND(1)


                                                 Fiscal period                                                      Fiscal period
                                                     ended                                                              ended
                                                  October 31,            Fiscal year ended September 30,            September 30,
                                                   2005(2,3)     2005(3)      2004(3)       2003(3)      2002(3)      2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $  28.79      $  25.63    $    23.38    $    19.59    $  24.93     $  44.00
                                                   --------      --------    ----------    ----------    --------     --------
Investment Operations:
 Net Investment Income (Loss)                         (0.01)         0.07          0.03          0.07        0.06         0.06
 Realized and Unrealized Gains (Losses) on
  Investments                                         (0.14)         3.15          2.25          3.80       (5.33)      (14.25)
                                                   --------      --------    ----------    ----------    --------     --------
 Total From Investment Operations                     (0.15)         3.22          2.28          3.87       (5.27)      (14.19)
                                                   --------      --------    ----------    ----------    --------     --------
Less Distributions:
 Dividends (from net investment income)                  --         (0.04)        (0.02)        (0.08)      (0.07)          --
 Distributions (from net realized gains)                 --            --            --            --          --        (4.88)
 Distributions (from return of capital)                  --         (0.02)        (0.01)           --          --           --
                                                   --------      --------    ----------    ----------    --------     --------
Total Distributions                                      --         (0.06)        (0.03)        (0.08)      (0.07)       (4.88)
                                                   --------      --------    ----------    ----------    --------     --------
Net Asset Value, End of Period                     $  28.64      $  28.79    $    25.63    $    23.38    $  19.59     $  24.93
                                                   ========      ========    ==========    ==========    ========     ========
Total Return(5)                                       (0.52)%       12.58%         9.76%        19.78%     (21.23)%     (35.70)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $849,194      $849,382    $1,188,261    $1,072,174    $255,311     $316,213
Ratio of Expenses to Average Net Assets                0.96%         0.92%         0.90%         0.90%       0.90%        0.94%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                   (0.22)%        0.26%         0.13%         0.31%       0.24%        0.20%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                   0.96%         0.95%         0.94%         0.94%       0.97%        0.98%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)               (0.22)%        0.23%         0.09%         0.27%       0.17%        0.16%
Portfolio Turnover Rate                                   6%          103%          113%           83%         43%          40%
---------------------------------------------------------------------------------------------------------------------------------


LARGE CAP SELECT FUND


                                                                  Fiscal period                                  Fiscal period
                                                                      ended            Fiscal year ended             ended
                                                                   October 31,           September 30,           September 30,
                                                                    2005(2,3)        2005(3)       2004(3)         2003(3,6)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                $  14.49         $  12.53      $  11.45        $  10.00
                                                                    --------         --------      --------        --------
Investment Operations:
 Net Investment Income                                                    --             0.09          0.07            0.05
 Realized and Unrealized Gains (Losses) on Investments                 (0.16)            2.16          1.19            1.45
                                                                    --------         --------      --------        --------
 Total From Investment Operations                                      (0.16)            2.25          1.26            1.50
                                                                    --------         --------      --------        --------
Less Distributions:
 Dividends (from net investment income)                                   --            (0.09)        (0.07)          (0.05)
 Distributions (from net realized gains)                                  --            (0.20)        (0.11)             --
                                                                    --------         --------      --------        --------
 Total Distributions                                                      --            (0.29)        (0.18)          (0.05)
                                                                    --------         --------      --------        --------
Net Asset Value, End of Period                                      $  14.33         $  14.49      $  12.53        $  11.45
                                                                    ========         ========      ========        ========
Total Return(5)                                                        (1.10)%          18.14%        11.10%          15.02%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                     $341,061         $329,656      $291,807        $126,391
Ratio of Expenses to Average Net Assets                                 0.94%            0.92%         0.90%           0.90%
Ratio of Net Investment Income to Average Net Assets                    0.05%            0.67%         0.57%           0.71%
Ratio of Expenses to Average Net Assets (excluding waivers)             0.94%            0.97%         0.96%           0.99%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                    0.05%            0.62%         0.51%           0.62%
Portfolio Turnover Rate                                                    8%             176%           67%             65%
------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar Large Cap Core Equity Fund, which merged into the Large Cap Growth Opportunities Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.


(5)Total return would have been lower had certain expenses not been waived.


(6)Commenced operations on January 31, 2003. All ratios for the period have been annualized, except total return and portfolio turnover.



                              43
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Additional Information
Financial Highlights CONTINUED

LARGE CAP VALUE FUND


                                            Fiscal period
                                                ended
                                             October 31,                 Fiscal year ended September 30,
                                              2005(1,2)        2005(2)        2004(2)        2003(2)       2002(2)       2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period          $  20.12         $  17.26      $    15.01      $  12.80      $  16.02      $  20.64
                                              --------         --------      ----------      --------      --------      --------
Investment Operations:
 Net Investment Income                              --             0.22            0.20          0.22          0.18          0.21
 Realized and Unrealized Gains
  (Losses) on Investments                        (0.50)            2.86            2.24          2.20         (3.22)        (2.68)
                                              --------         --------      ----------      --------      --------      --------
 Total From Investment Operations                (0.50)            3.08            2.44          2.42         (3.04)        (2.47)
                                              --------         --------      ----------      --------      --------      --------
Less Distributions:
 Dividends (from net investment
  income)                                           --            (0.22)          (0.19)        (0.21)        (0.18)        (0.21)
 Distributions (from net realized
  gains)                                            --               --              --            --            --         (1.94)
                                              --------         --------      ----------      --------      --------      --------
 Total Distributions                                --            (0.22)          (0.19)        (0.21)        (0.18)        (2.15)
                                              --------         --------      ----------      --------      --------      --------
Net Asset Value, End of Period                $  19.62         $  20.12      $    17.26      $  15.01      $  12.80      $  16.02
                                              ========         ========      ==========      ========      ========      ========
Total Return(3)                                  (2.47)%          17.92%          16.31%        19.04%       (19.22)%      (13.53)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)               $740,511         $764,679      $1,021,197      $874,267      $825,179      $970,190
Ratio of Expenses to Average Net
 Assets                                           0.96%            0.92%           0.90%         0.90%         0.90%         0.80%
Ratio of Net Investment Income to
 Average Net Assets                               0.08%            1.17%           1.17%         1.55%         1.11%         1.13%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                       0.96%            0.95%           0.94%         0.95%         0.95%         0.90%
Ratio of Net Investment Income to
 Average Net Assets (excluding
 waivers)                                         0.08%            1.14%           1.13%         1.50%         1.06%         1.03%
Portfolio Turnover Rate                              2%              61%            104%           94%           82%           64%
---------------------------------------------------------------------------------------------------------------------------------



MID CAP GROWTH OPPORTUNITIES FUND(4)



                                   Fiscal period                                                                    Fiscal period
                                       ended                                                                            ended
                                    October 31,                   Fiscal year ended September 30,                   September 30,
                                     2005(1,2)         2005(2)         2004(2)         2003(2)          2002          2001(2,5)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of
 Period                             $    43.42        $    39.58      $    34.78      $    27.25      $  29.11        $  55.52
                                    ----------        ----------      ----------      ----------      --------        --------
Investment Operations:
 Net Investment Income (Loss)            (0.02)            (0.16)          (0.21)          (0.09)        (0.05)           0.02
 Realized and Unrealized
  Gains (Losses) on
  Investments                            (0.79)            10.05            6.08            7.62         (1.81)          (8.59)
                                    ----------        ----------      ----------      ----------      --------        --------
 Total From Investment
  Operations                             (0.81)             9.89            5.87            7.53         (1.86)          (8.57)
                                    ----------        ----------      ----------      ----------      --------        --------
Less Distributions:
 Distributions (from net
  realized gains)                           --             (6.05)          (1.07)             --            --          (17.84)
                                    ----------        ----------      ----------      ----------      --------        --------
 Total Distributions                        --             (6.05)          (1.07)             --            --          (17.84)
                                    ----------        ----------      ----------      ----------      --------        --------
Net Asset Value, End of
 Period                             $    42.61        $    43.42      $    39.58      $    34.78      $  27.25        $  29.11
                                    ==========        ==========      ==========      ==========      ========        ========
Total Return(3)                          (1.86)%           26.57%          17.18%          27.68%        (6.39)%        (19.84)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
 (000)                              $1,238,595        $1,273,320      $1,168,220      $1,153,657      $477,210        $406,349
Ratio of Expenses to Average
 Net Assets                               0.98%             0.96%           0.95%           0.95%         0.95%           0.95%
Ratio of Net Investment
 Income (Loss) to Average Net
 Assets                                  (0.47)%           (0.40)%         (0.54)%         (0.30)%       (0.08)%          0.06%
Ratio of Expenses to Average
 Net Assets (excluding
 waivers)                                 0.98%             0.99%           0.99%           1.00%         1.01%           0.97%
Ratio of Net Investment
 Income (Loss) to Average Net
 Assets (excluding waivers)              (0.47)%           (0.43)%         (0.58)%         (0.35)%       (0.14)%          0.04%
Portfolio Turnover Rate                      9%              107%            135%            145%          162%            204%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Total return would have been lower had certain expenses not been waived.



(4)The financial highlights prior to September 24, 2001 are those of the Firstar MidCap Core Equity Fund, which merged into the Mid Cap Growth Opportunities Fund on that date.



(5)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



                              44
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Additional Information
Financial Highlights CONTINUED

MID CAP VALUE FUND


                                              Fiscal period
                                                  ended
                                               October 31,                       Fiscal year ended September 30,
                                                2005(1,2)        2005(2)       2004(2)       2003(2)       2002(2)       2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $  24.98         $  20.17      $  16.36      $  13.33      $  13.77      $  14.68
                                                --------         --------      --------      --------      --------      --------
Investment Operations:
 Net Investment Income                                --             0.18          0.12          0.21          0.17          0.14
 Realized and Unrealized Gains (Losses)
  on Investments                                   (0.84)            4.78          3.79          2.98         (0.44)        (0.92)
                                                --------         --------      --------      --------      --------      --------
 Total From Investment Operations                  (0.84)            4.96          3.91          3.19         (0.27)        (0.78)
                                                --------         --------      --------      --------      --------      --------
Less Distributions:
 Dividends (from net investment income)               --            (0.15)        (0.10)        (0.15)        (0.13)        (0.13)
 Distributions (from net realized gains)              --               --            --            --            --            --
 Distributions (from return of capital)               --               --            --(3)      (0.01)        (0.04)           --
                                                --------         --------      --------      --------      --------      --------
 Total Distributions                                  --            (0.15)        (0.10)        (0.16)        (0.17)        (0.13)
                                                --------         --------      --------      --------      --------      --------
Net Asset Value, End of Period                  $  24.14         $  24.98      $  20.17      $  16.36      $  13.33      $  13.77
                                                ========         ========      ========      ========      ========      ========
Total Return(4)                                    (3.36)%          24.68%        23.95%        24.06%        (2.12)%       (5.37)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $598,428         $621,172      $433,879      $332,243      $259,990      $291,932
Ratio of Expenses to Average Net Assets             0.98%            0.96%         0.95%         0.95%         0.95%         0.90%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                (0.24)%           0.80%         0.66%         1.45%         1.08%         0.92%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                0.98%            1.00%         1.00%         1.00%         1.01%         0.90%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)            (0.24)%           0.76%         0.61%         1.40%         1.02%         0.92%
Portfolio Turnover Rate                               10%             101%           83%          102%           90%          104%
---------------------------------------------------------------------------------------------------------------------------------



SMALL-MID CAP CORE FUND(5)


PER SHARE DATA
Net Asset Value, Beginning of Period            $   8.63         $   7.66      $   7.28      $   4.42      $   6.53      $  48.60
                                                --------         --------      --------      --------      --------      --------
Investment Operations:
 Net Investment Loss                                  --            (0.05)        (0.05)        (0.01)        (0.05)        (0.11)
 Realized and Unrealized Gains (Losses) on
  Investments                                      (0.29)            1.02          0.43          2.87         (2.06)       (34.34)
                                                --------         --------      --------      --------      --------      --------
 Total From Investment Operations                  (0.29)            0.97          0.38          2.86         (2.11)       (34.45)
                                                --------         --------      --------      --------      --------      --------
Less Distributions:
 Distributions (from net realized gains)              --               --            --            --            --         (7.62)
                                                --------         --------      --------      --------      --------      --------
 Total Distributions                                  --               --            --            --            --         (7.62)
                                                --------         --------      --------      --------      --------      --------
Net Asset Value, End of Period                  $   8.34         $   8.63      $   7.66      $   7.28      $   4.42      $   6.53
                                                ========         ========      ========      ========      ========      ========
Total Return(4)                                    (3.36)%          12.66%         5.22%        64.71%       (32.31)%      (83.26)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $ 31,381         $ 33,537      $ 43,758      $ 59,817      $ 44,134      $ 59,653
Ratio of Expenses to Average Net Assets             1.09%            1.17%         0.98%         0.98%         0.98%         0.90%
Ratio of Net Investment Loss to Average Net
 Assets                                            (0.61)%          (0.58)%       (0.60)%       (0.24)%       (0.64)%       (0.62)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                1.09%            1.25%         1.03%         1.04%         1.45%         0.96%
Ratio of Net Investment Loss to Average Net
 Assets (excluding waivers)                        (0.61)%          (0.66)%       (0.65)%       (0.30)%       (1.11)%       (0.67)%
Portfolio Turnover Rate                               80%             197%           51%          110%          288%          269%
-----------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Includes a tax return of capital of less than $0.01.



(4)Total return would have been lower had certain expenses not been waived.



(5)Prior to October 3, 2005, the fund had different principal investment strategies and was named Technology Fund.



                              45
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Additional Information
Financial Highlights CONTINUED


SMALL CAP GROWTH OPPORTUNITIES FUND(1)



                                              Fiscal period                                                            Fiscal period
                                                  ended                                                                    ended
                                               October 31,              Fiscal year ended September 30,                September 30,
                                                2005(2,3)     2005(3)       2004(3)        2003(3)        2002(3)        2001(3,4)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of
 Period                                         $  24.81      $  22.55      $  22.70      $    14.30      $  17.38       $  31.83
                                                --------      --------      --------      ----------      --------       --------
Investment Operations:
 Net Investment Loss                               (0.02)        (0.27)        (0.32)          (0.25)        (0.25)         (0.12)
 Realized and Unrealized Gains
  (Losses) on Investments                          (0.98)         5.48          0.30            8.65         (2.80)         (5.33)
                                                --------      --------      --------      ----------      --------       --------
 Total From Investment Operations                  (1.00)         5.21         (0.02)           8.40         (3.05)         (5.45)
                                                --------      --------      --------      ----------      --------       --------
Less Distributions:
 Distributions (from net realized
  gains)                                              --         (2.95)        (0.13)             --            --          (9.00)
 Distributions (from return of
  capital)                                            --            --            --              --         (0.03)            --
                                                --------      --------      --------      ----------      --------       --------
 Total Distributions                                  --         (2.95)        (0.13)             --         (0.03)         (9.00)
                                                --------      --------      --------      ----------      --------       --------
Net Asset Value, End of Period                  $  23.81      $  24.81      $  22.55      $    22.70      $  14.30       $  17.38
                                                ========      ========      ========      ==========      ========       ========
Total Return(5)                                    (4.03)%       24.47%        (0.11)%         58.74%       (17.62)%       (21.35)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $210,769      $220,772      $224,432      $  382,389      $208,439       $266,115
Ratio of Expenses to Average Net
 Assets                                             1.22%         1.57%         1.68%           1.68%         1.68 %         1.68%
Ratio of Net Investment Loss to
 Average Net Assets                                (0.92)%       (1.15)%       (1.25)%         (1.38)%       (1.28)%        (0.64)%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                         1.31%         1.62%         1.71%           1.72%         1.72%          1.74%
Ratio of Net Investment Loss to
 Average Net Assets (excluding
 waivers)                                          (1.01)%       (1.20)%       (1.28)%         (1.42)%       (1.32)%        (0.70)%
Portfolio Turnover Rate                               14%          190%          178%            137%          123%           125%
---------------------------------------------------------------------------------------------------------------------------------



SMALL CAP SELECT FUND(6)


PER SHARE DATA
Net Asset Value, Beginning of Period            $  16.57      $  16.54      $  14.98      $    11.00      $  12.26       $  17.92
                                                --------      --------      --------      ----------      --------       --------
Investment Operations:
 Net Investment Loss                               (0.01)        (0.04)        (0.09)          (0.06)        (0.07)            --
 Realized and Unrealized Gains (Losses) on
  Investments                                      (0.50)         3.22          2.70            4.04         (0.30)         (1.95)
                                                --------      --------      --------      ----------      --------       --------
 Total From Investment Operations                  (0.51)         3.18          2.61            3.98         (0.37)         (1.95)
                                                --------      --------      --------      ----------      --------       --------
Less Distributions:
 Dividends (from net investment income)               --            --            --              --            --             --
 Distributions (from net realized gains)              --         (3.15)        (1.05)             --         (0.89)         (3.71)
                                                --------      --------      --------      ----------      --------       --------
 Total Distributions                                  --         (3.15)        (1.05)             --         (0.89)         (3.71)
                                                --------      --------      --------      ----------      --------       --------
Net Asset Value, End of Period                  $  16.06      $  16.57      $  16.54      $    14.98      $  11.00       $  12.26
                                                ========      ========      ========      ==========      ========       ========
Total Return(5)                                    (3.08)%       20.73%        17.98%          36.18%        (4.19)%       (12.49)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $682,088      $715,496      $770,981      $1,024,146      $403,027       $291,706
Ratio of Expenses to Average Net Assets             1.00%         0.97%         0.96%           0.96%         0.96%          0.93%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                (0.67)%       (0.28)%       (0.52)%         (0.48)%       (0.55)%         0.01%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                1.00%         1.00%         0.99%           1.00%         1.00%          0.96%
Ratio of Net Investment Loss to Average Net
 Assets (excluding waivers)                        (0.67)%       (0.31)%       (0.55)%         (0.52)%       (0.59)%        (0.02)%
Portfolio Turnover Rate                               14%          122%          116%            145%          171%           204%
-----------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar Microcap Fund, which merged into the Small Cap Growth Opportunities Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method, except for fiscal year ended September 30, 2002 for Small Cap Growth Opportunities Fund.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.


(5)Total return would have been lower had certain expenses not been waived.


(6)The financial highlights prior to September 24, 2001 are those of the Firstar Small Cap Core Equity Fund, which merged into the Small Cap Select Fund on that date.



                              46
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Additional Information
Financial Highlights CONTINUED

SMALL CAP VALUE FUND


                                            Fiscal period
                                                ended
                                             October 31,                         Fiscal year ended September 30,
                                              2005(1,2)          2005(2)       2004(2)       2003(2)       2002(2)       2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period          $  17.06           $  17.05      $  14.44      $  11.38      $  13.48      $  17.19
                                              --------           --------      --------      --------      --------      --------
Investment Operations:
 Net Investment Income                            0.01               0.07          0.08          0.03          0.02          0.06
 Realized and Unrealized Gains
  (Losses) on Investments                        (0.45)              2.67          3.16          3.05         (0.12)        (1.00)
                                              --------           --------      --------      --------      --------      --------
 Total From Investment Operations                (0.44)              2.74          3.24          3.08         (0.10)        (0.94)
                                              --------           --------      --------      --------      --------      --------
Less Distributions:
 Dividends (from net investment
  income)                                           --              (0.07)        (0.07)        (0.02)        (0.01)        (0.08)
 Distributions (from net realized
  gains)                                            --              (2.66)        (0.56)           --         (1.99)        (2.69)
                                              --------           --------      --------      --------      --------      --------
 Total Distributions                                --              (2.73)        (0.63)        (0.02)        (2.00)        (2.77)
                                              --------           --------      --------      --------      --------      --------
Net Asset Value, End of Period                $  16.62           $  17.06      $  17.05      $  14.44      $  11.38      $  13.48
                                              ========           ========      ========      ========      ========      ========
Total Return(3)                                  (2.58)%            17.08%        23.02%        27.10%        (1.83)%       (6.25)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)               $348,166           $363,261      $367,774      $428,846      $368,092      $434,097
Ratio of Expenses to Average Net
 Assets                                           1.00%              0.99%         0.98%         0.98%         0.98%         0.90%
Ratio of Net Investment Income to
 Average Net Assets                               1.03%              0.44%         0.50%         0.27%         0.13%         0.37%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                       1.00%              1.01%         1.00%         1.00%         1.01%         0.90%
Ratio of Net Investment Income to
 Average Net Assets (excluding
 waivers)                                         1.03%              0.42%         0.48%         0.25%         0.10%         0.37%
Portfolio Turnover Rate                             15%                72%           34%           49%           37%           53%
---------------------------------------------------------------------------------------------------------------------------------



REAL ESTATE SECURITIES FUND



PER SHARE DATA
Net Asset Value, Beginning of Period            $  21.92           $  18.71      $  16.06      $  13.73      $  13.15      $  12.73
                                                --------           --------      --------      --------      --------      --------
Investment Operations:
 Net Investment Income                              0.03               0.74          0.69          0.73          0.73          0.84
 Realized and Unrealized Gains
  (Losses) on Investments                          (0.41)              4.49          3.22          2.66          0.63          0.28
                                                --------           --------      --------      --------      --------      --------
 Total From Investment Operations                  (0.38)              5.23          3.91          3.39          1.36          1.12
                                                --------           --------      --------      --------      --------      --------
Less Distributions:
 Dividends (from net investment
  income)                                             --              (0.60)        (0.66)        (0.73)        (0.71)        (0.68)
 Distributions (from net realized
  gains)                                              --              (1.42)        (0.60)        (0.33)           --            --
 Distributions (from return of
  capital)                                            --                 --            --            --         (0.07)        (0.02)
                                                --------           --------      --------      --------      --------      --------
 Total Distributions                                  --              (2.02)        (1.26)        (1.06)        (0.78)        (0.70)
                                                --------           --------      --------      --------      --------      --------
Net Asset Value, End of Period                  $  21.54           $  21.92      $  18.71      $  16.06      $  13.73      $  13.15
                                                ========           ========      ========      ========      ========      ========
Total Return(3)                                    (1.73)%            29.25%        25.33%        26.19%        10.40%         9.01%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $504,655           $525,196      $414,544      $194,933      $120,091      $ 96,263
Ratio of Expenses to Average Net
 Assets                                             0.98%              0.98%         0.98%         0.98%         0.98%         0.80%
Ratio of Net Investment Income to
 Average Net Assets                                 1.74%              3.66%         3.95%         5.13%         5.27%         6.50%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                         0.98%              1.00%         1.01%         1.03%         1.07%         1.01%
Ratio of Net Investment Income to
 Average Net Assets (excluding
 waivers)                                           1.74%              3.64%         3.92%         5.08%         5.18%         6.29%
Portfolio Turnover Rate                               11%               118%          127%           69%           99%           85%
-----------------------------------------------------------------------------------------------------------------------------------



(1)For the one-month period ended October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return.



(2)Per share data calculated using average shares outstanding method.


(3)Total return would have been lower had certain expenses not been waived.



                              47
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

Additional Information
Financial Highlights CONTINUED


INTERNATIONAL FUND(1)



                                     Fiscal period
                                         ended                                                                 Fiscal period
                                      October 31,             Fiscal year ended September 30,                      ended
                                       2005(2,3)       2005(3)       2004(3)      2003(3)     2002(3)     September 30, 2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of
 Period                               $    12.39      $    10.31    $     9.10    $   7.40    $   9.03           $  14.03
                                      ----------      ----------    ----------    --------    --------           --------
Investment Operations:
 Net Investment Income                      0.01            0.12          0.06        0.09        0.03               0.07
 Realized and Unrealized Gains
  (Losses) on Investments                  (0.24)           2.05          1.23        1.61       (1.66)             (3.61)
                                      ----------      ----------    ----------    --------    --------           --------
 Total From Investment Operations          (0.23)           2.17          1.29        1.70       (1.63)             (3.54)
                                      ----------      ----------    ----------    --------    --------           --------
Less Distributions:
 Dividends (from net investment
  income)                                     --           (0.09)        (0.08)         --          --              (0.11)
 Distributions (from net realized
  gains)                                      --              --            --          --          --              (1.35)
                                      ----------      ----------    ----------    --------    --------           --------
 Total Distributions                          --           (0.09)        (0.08)         --          --              (1.46)
                                      ----------      ----------    ----------    --------    --------           --------
Net Asset Value, End of Period        $    12.16      $    12.39    $    10.31    $   9.10    $   7.40           $   9.03
                                      ==========      ==========    ==========    ========    ========           ========
Total Return(5)                            (1.86)%         21.12%        14.13%      22.97%(6)   (18.05)%          (27.93)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)       $1,516,510      $1,523,057    $1,145,409    $991,027    $540,495           $661,886
Ratio of Expenses to Average Net
 Assets                                     1.26%           1.31%         1.35%       1.35%       1.35%              1.23%
Ratio of Net Investment Income to
 Average Net Assets                         0.83%           1.07%         0.59%       1.08%       0.36%              0.67%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                 1.30%           1.36%         1.39%       1.40%       1.41%              1.36%
Ratio of Net Investment Income to
 Average Net Assets (excluding
 waivers)                                   0.79%           1.02%         0.55%       1.03%       0.30%              0.54%
Portfolio Turnover Rate                       --              74%           77%         82%         72%                72%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar International Growth Fund, which merged into the International Fund on that date.



(2)For the one-month period ended October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Total return would have been lower had certain expenses not been waived.



(6)In 2003, 0.13% of Class Y share's total return was a result of a reimbursement by the advisor related to foreign currency principal trades between the International Fund and U.S. Bank from April 1994 to September 2001, which were in violation of the Investment Company Act of 1940. Excluding the reimbursement, total return would have been 22.84%.



                              48
                      PROSPECTUS - First American Stock Funds
                                    Class Y Shares

(FIRST AMERICAN FUNDS LOGO)


FOR MORE INFORMATION


More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American Funds' Internet Web site.



FIRST AMERICAN FUNDS WEB SITE



Information about the First American Funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.



STATEMENT OF ADDITIONAL INFORMATION (SAI)



The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).



ANNUAL AND SEMIANNUAL REPORTS



Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.



You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.



You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.



Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.



SEC file number:  811-05309                                     PROSTOCKY  12/05

--------------------------------------------------------------------------------


FIRST AMERICAN FUNDS


P.O. Box 1330


Minneapolis, MN 55440-1330

                                          December 30, 2005




                                          Prospectus
                                          First American Investment Funds, Inc.

                                          ASSET CLASS - STOCK FUNDS


                              INDEX FUNDS



     CLASS A, CLASS B, AND CLASS C SHARES



                                          EQUITY INDEX FUND


                                          MID CAP INDEX FUND

                                          SMALL CAP INDEX FUND

                                          As with all mutual funds, the
                                          Securities and Exchange Commission has
                                          not approved or disapproved the shares
                                          of these funds, or determined if the
                                          information in this prospectus is
                                          accurate or complete. Any statement to
                                          the contrary is a criminal offense.

(FIRST AMERICAN FUNDS LOGO)

TABLE OF
CONTENTS


FUND SUMMARIES
    Equity Index Fund                                                  2
    Mid Cap Index Fund                                                 4
    Small Cap Index Fund                                               6
MORE ABOUT THE FUNDS
    Investment Strategies, Risks and Other Investment
      Matters                                                          8
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                    9
    Managing Your Investment                                          16
ADDITIONAL INFORMATION
    Management                                                        17
    Financial Highlights                                              18
FOR MORE INFORMATION                                          Back Cover

Fund Summaries

Introduction

          This section of the prospectus describes the objectives of the First American Index Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                              1
                           PROSPECTUS - First American Index Funds
                                         Class A, Class B, and Class C Shares

Fund Summaries
Equity Index Fund

OBJECTIVE


Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P 500 Index).


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Equity Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500 Index. The S&P 500 Index is an unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market. As of October 31, 2005 market capitalizations of companies in the S&P 500 Index ranged from approximately $745 million to $358.3 billion.



The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500 Index.



Because the fund may not always hold all of the stocks included in the S&P 500 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 Index in both rising and falling markets.



The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.



The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 Index, and to reduce transaction costs.


PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in Equity Index Fund include:


- Common Stock Risk



- Derivative Instrument Risk



- Failure to Match Index Performance



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              2
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries
Equity Index Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

(BAR CHART)

1995                                                                             36.63%
1996                                                                             22.13%
1997                                                                             32.51%
1998                                                                             28.24%
1999                                                                             20.12%
2000                                                                             -9.80%
2001                                                                            -12.30%
2002                                                                            -22.46%
2003                                                                             27.89%
2004                                                                             10.23%

Best Quarter:
Quarter ended                                  December 31, 1998      21.30%
Worst Quarter:
Quarter ended                                  September 30, 2002    (17.27)%


AVERAGE ANNUAL                                                     Since
TOTAL RETURNS           Inception      One     Five      Ten   Inception
AS OF 12/31/04               Date     Year    Years    Years   (Class C)
------------------------------------------------------------------------
Equity Index Fund
------------------------------------------------------------------------
  Class A (return
  before taxes)          12/14/92    4.19%   (3.96)%  10.78%         N/A
------------------------------------------------------------------------
  Class A (return
  after taxes on
  distributions)                     3.67%   (4.40)%   9.82%         N/A
------------------------------------------------------------------------
  Class A (return
  after taxes on
  distributions and
  sale of fund shares)               2.70%   (3.53)%   9.10%         N/A
------------------------------------------------------------------------
  Class B (return
  before taxes)           8/15/94    4.40%   (3.97)%  10.58%         N/A
------------------------------------------------------------------------
  Class C (return
  before taxes)            2/1/99    8.39%   (3.60)%     N/A     (0.71)%
------------------------------------------------------------------------
Standard & Poor's 500
Index(2) (reflects no
deduction for fees,
expenses, or taxes)                 10.88%   (2.30)%  12.07%       0.66%
------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.37%.



(2)An unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED
  ON PURCHASES
  (as a percentage of offering price)        5.50%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                   0.00%        5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                   $50          $50          $50
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------
  Management Fees                            0.25%        0.25%        0.25%
  Distribution and/or Service (12b-1)
  Fees                                       0.25%        1.00%        1.00%
  Other Expenses                             0.29%        0.29%        0.29%
  Total Annual Fund Operating Expenses(2)    0.79%        1.54%        1.54%
-----------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.62%, 1.37%, and 1.37%, respectively, for Class A, Class B, and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
  1 year                   $626         $657           $157         $257           $157
---------------------------------------------------------------------------------------
  3 years                  $788         $886           $486         $486           $486
---------------------------------------------------------------------------------------
  5 years                  $965       $1,039           $839         $839           $839
---------------------------------------------------------------------------------------
  10 years               $1,474       $1,632         $1,632       $1,834         $1,834



                              3
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries
Mid Cap Index Fund

OBJECTIVE

Mid Cap Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's MidCap 400 Composite Index (S&P 400 Index).

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Mid Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 400 Index. This index is an unmanaged market-value weighted index consisting of 400 stocks chosen for market size, liquidity, sector representation and other factors that represents the mid range sector of the U.S. stock market. As of October 31, 2005, market capitalizations of companies in the S&P 400 Index ranged from approximately $372 million to $12 billion.


The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 400 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 400 Index.


Because the fund may not always hold all of the stocks included in the S&P 400 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 400 Index in both rising and falling markets.


The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 400 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 400 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 400 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 400 Index, and to reduce transaction costs.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Common Stock Risk



- Derivative Instrument Risk



- Failure to Match Index Performance



- Mid-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              4
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries
Mid Cap Index Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)


(BAR CHART)

2000                                                                             15.49%
2001                                                                             -2.30%
2002                                                                            -15.06%
2003                                                                             34.17%
2004                                                                             15.71%

Best Quarter:
Quarter ended                             December 31, 2001      17.55%
Worst Quarter:
Quarter ended                             September 30, 2001    (16.74)%


                                                              Since
AVERAGE ANNUAL                                            Inception      Since
TOTAL RETURNS                Inception     One   Five  (Class A and  Inception
AS OF 12/31/04(2)                 Date    Year  Years      Class B)  (Class C)
------------------------------------------------------------------------------
Mid Cap Index Fund
------------------------------------------------------------------------------
 Class A (return before
 taxes)                        11/4/99   9.33%  7.06%         8.55%        N/A
------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions)                 8.53%  5.67%         7.18%        N/A
------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions and
 sale of fund shares)                    6.66%  5.31%         6.64%        N/A
------------------------------------------------------------------------------
 Class B (return before
 taxes)                        11/4/99   9.74%  7.19%         8.84%        N/A
------------------------------------------------------------------------------
 Class C (return before
 taxes)                        9/24/01  13.78%    N/A           N/A     14.64%
------------------------------------------------------------------------------
Standard & Poor's MidCap
400 Index(3) (reflects no
deduction for fees,
expenses, or taxes)                     16.48%  9.54%        11.05%     16.52%
------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 8.53%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar MidCap Index Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.


(3)An unmanaged market-value weighted index of 400 mid-cap companies.

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS A      CLASS B      CLASS C
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)       5.50%(1)       0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                    0.00%        5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                    $50          $50          $50
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------
  Management Fees                             0.25%        0.25%        0.25%
  Distribution and/or Service (12b-1)
  Fees                                        0.25%        1.00%        1.00%
  Other Expenses                              0.32%        0.32%        0.32%
  Total Annual Fund Operating Expenses(2)     0.82%        1.57%        1.57%
------------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.75%, 1.50%, and 1.50%, respectively, for Class A, Class B, and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                                                                CLASS C
                                      CLASS B       CLASS B       CLASS C   ASSUMING NO
                                     assuming   assuming no      assuming    redemption
                                   redemption    redemption    redemption        at end
                                    at end of     at end of     at end of       of each
                        CLASS A   each period   each period   each period        period
---------------------------------------------------------------------------------------
  1 year                   $629         $660           $160         $260           $160
---------------------------------------------------------------------------------------
  3 years                  $797         $896           $496         $496           $496
---------------------------------------------------------------------------------------
  5 years                  $980       $1,055           $855         $855           $855
---------------------------------------------------------------------------------------
 10 years                $1,508       $1,666         $1,666       $1,867         $1,867



                              5
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries
Small Cap Index Fund

OBJECTIVE

Small Cap Index Fund's objective is to provide investment results that correspond to the performance of the Russell 2000 Index.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization.) As of October 31, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $17 million to $3.5 billion.


The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of at least 90% of the issues included in the Russell 2000 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the Russell 2000 Index.


Because the fund may not always hold all of the stocks included in the Russell 2000 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the Russell 2000 Index in both rising and falling markets.


The fund will attempt to achieve a correlation between the performance of its portfolio and that of the Russell 2000 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 2000 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, exchange traded index funds, and index participation contracts based on the Russell 2000 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the Russell 2000 Index, and to reduce transaction costs.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Common Stock Risk



- Derivative Instrument Risk



- Failure to Match Index Performance



- Small-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              6
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Fund Summaries

Small Cap Index Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)

(BAR CHART)

1999                                                                              7.66%
2000                                                                             11.67%
2001                                                                              6.25%
2002                                                                            -22.47%
2003                                                                             45.73%
2004                                                                             17.63%

Best Quarter:
Quarter ended                                  June 30, 2003               22.96%
Worst Quarter:
Quarter ended                                  September 30, 2002         (21.55)%


AVERAGE
ANNUAL TOTAL                                           Since      Since      Since
RETURNS                Inception             Five  Inception  Inception  Inception
AS OF 12/31/04(2)           Date  One Year  Years  (Class A)  (Class B)  (Class C)
----------------------------------------------------------------------------------
Small Cap Index Fund
----------------------------------------------------------------------------------
  Class A (return
  before taxes)         12/30/98   11.14%   8.31%      8.62%        N/A        N/A
----------------------------------------------------------------------------------
  Class A (return
  after taxes on
  distributions)                    9.34%   7.26%      7.65%        N/A        N/A
----------------------------------------------------------------------------------
  Class A (return
  after taxes on
  distributions and
  sale of fund
  shares)                           8.06%   6.64%      6.97%        N/A        N/A
----------------------------------------------------------------------------------
  Class B (return
  before taxes)         12/11/00   11.36%     N/A        N/A      7.73%        N/A
----------------------------------------------------------------------------------
  Class C (return
  before taxes)          9/24/01   15.30%     N/A        N/A        N/A     15.46%
----------------------------------------------------------------------------------
Russell 2000 Index(3)
(reflects no
deduction for fees,
expenses, or taxes)                18.33%   6.61%      9.36%      8.86%     18.18%
----------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.50%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Index Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Small Cap Index Fund was organized on 12/11/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.



(3)An unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)        5.50%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                   0.00%        5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                   $50          $50          $50
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES\
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------------
  Management Fees                            0.40%        0.40%        0.40%
  Distribution and/or Service (12b-1)
  Fees                                       0.25%        1.00%        1.00%
  Other Expenses                             0.38%        0.38%        0.38%
  Total Annual Fund Operating Expenses(2)    1.03%        1.78%        1.78%
-----------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.83%, 1.58%, and 1.58%, respectively, for Class A, Class B, and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
  1 year                   $649         $681           $181         $281           $181
---------------------------------------------------------------------------------------
  3 years                  $860         $960           $560         $560           $560
---------------------------------------------------------------------------------------
  5 years                $1,087       $1,164           $964         $964           $964
---------------------------------------------------------------------------------------
 10 years                $1,740       $1,897         $1,897       $2,095         $2,095



                              7
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters

OBJECTIVES


The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objectives.



INVESTMENT STRATEGIES



The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. This section provides information about some additional non-principal strategies that the funds' investment advisor may use to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.



Temporary Investments.   In an attempt to respond to adverse market, economic,
political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.



Portfolio Turnover.   Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. Portfolio turnover for the funds is expected to be well below that of actively managed mutual funds. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.



PRINCIPAL RISKS



The principal risks of investing in each fund are identified in the "Fund Summaries" section. These risks are described below.



Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular fund invest, such as large-capitalization stocks, may underperform the market as a whole.



Derivative Instrument Risk.   The use of derivative instruments, such as
options, futures contracts, and options on futures contracts, exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.



Failure to Match Index Performance.   The ability of Equity Index Fund, Mid Cap
Index Fund, and Small Cap Index Fund to replicate the performance of their respective indices may be affected by, among other things, changes in securities markets, the manner in which performance of the index is calculated, changes in the composition of the index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.



Mid-Cap Stock Risk.   While stocks of mid-cap companies may be slightly less
volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.



Small-Cap Stock Risk.   Stocks of small-cap companies involve substantial risk.
These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price. Stocks at the bottom end of the capitalization range in which Small Cap Index Fund may invest sometimes are referred to as "micro-cap" stocks. These stocks may be subject to extreme price volatility, as well as limited liquidity and limited research.



DISCLOSURE OF PORTFOLIO HOLDINGS



A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.



                              8
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares



GENERAL



You may purchase, redeem, or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.



The funds have authorized certain investment professionals and financial institutions ("authorized financial intermediaries") to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be based on that day's net asset value (NAV) per share if your order is received by the funds or an authorized financial intermediary in proper form prior to the time the funds calculate their NAV. See "Calculating Net Asset Value" below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase Shares," "How to Redeem Shares," and "How to Exchange Shares."



Some investment professionals or financial institutions may charge a fee for helping you purchase, redeem or exchange shares. Contact your investment professional or financial institution for more information. No such fee will be imposed if you purchase shares directly from the funds.



SHORT-TERM TRADING OF FUND SHARES



The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds' Board of Directors has adopted policies and procedures designed to detect and deter short-term trading in the funds' shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds' shares in violation of these policies. As discussed below, however, there is no guarantee that the funds will be able to detect such trading in all accounts. See "Omnibus Accounts" below. These policies do not apply to purchases and sales of fund shares by other First American Funds.



Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.



In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.



Short-Term Trading Policies.   The funds' advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.



Certain transactions are not subject to the funds' short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio re-balancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.



                              9
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds seek to apply their short-term trading policies and procedures to these omnibus account arrangements and will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.



While the funds will request that financial intermediaries apply the funds' short-term trading policies to their customers who invest indirectly in the funds, the funds are limited in their ability to monitor the trading activity or enforce the funds' short-term trading policies with respect to customers of financial intermediaries. For example, the funds might not be able to detect any short-term trading facilitated by a financial intermediary, if this were to occur.



SHARE CLASSES


The funds issue their shares in multiple classes. This prospectus offers Class A, Class B, and Class C shares, which have different cost structures. You should decide which class best suits your needs.


Class A shares may be a better choice if your investment qualifies for a reduced sales charge. You should not place Class B or Class C share orders that would cause your total investment in First American Funds Class A, B and C shares (not including First American money market funds) to equal or exceed $100,000 in the case of an order for Class B shares or $1 million dollars in the case of an order for Class C shares, using the aggregation principles discussed below under "Determining Your Share Price -- Reducing Your Sales Charge on Class A Shares." To the extent operationally possible, these orders will be automatically rejected.


Class A Shares.   Class A shares have:


- a front-end sales charge, which is reduced for larger purchases.



- annual shareholder servicing (12b-1) fees of 0.25%.


Class B Shares.   Class B shares have:

- no front-end sales charge.


- a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase.



- annual distribution and shareholder servicing (12b-1) fees of 1.00%.



- automatic conversion to Class A shares eight years after purchase. This reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.


Class C Shares.   Class C shares have:


- a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 12 months of purchase.



- annual distribution and shareholder servicing (12b-1) fees of 1.00%.


- Class C shares do not convert to Class A shares so they will continue to have higher annual expenses than Class A shares for as long as you hold them.

12B-1 FEES


Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.



For                        12b-1 fees are equal to:
------------------------------------------------------------
Class A shares             0.25% of average daily net assets
Class B shares             1.00% of average daily net assets
Class C shares             1.00% of average daily net assets


Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.


The funds' distributor uses the shareholder servicing fee to compensate investment professionals and financial institutions (institutions) for sales and/or administrative services performed on behalf of the institution's customers. These institutions receive shareholder servicing fees equal to 0.25% of a fund's Class A, Class B, and Class C share average daily net assets attributable to shares sold through them. For Class A shares, the distributor begins to pay shareholder servicing fees to these institutions immediately after you purchase shares. For Class B and Class C shares, the distributor begins to pay shareholder servicing and distribution fees to these institutions one year after you purchase shares, but only if you continue to hold the shares at that time. In both cases, the institutions continue to receive these fees for as long as you hold fund shares. The funds' distributor also pays institutions that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The funds' distributor retains the Class B share 0.75% annual distribution fee in order to finance the payment



                              10
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



of sales commissions to institutions which sell Class B shares. See "Determining Your Share Price -- Class B Shares" below.


ADDITIONAL PAYMENTS TO INSTITUTIONS


The advisor and/or the distributor may pay additional compensation to investment professionals and financial institutions (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the "Fund Summaries" section of the prospectus because they are not paid by the funds.


These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.



You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.



CALCULATING NET ASSET VALUE



The funds generally calculate their NAV per share as of 3:00 p.m. Central time every day the New York Stock Exchange is open.



A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Securities where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;

- Securities whose trading has been halted or suspended; and

- Securities with limited liquidity, including securities that are restricted as to transfer or resale.


Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.



DETERMINING YOUR SHARE PRICE


Class A Shares. Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.

                                                  Maximum
                            Sales Charge        Reallowance
                       As a % of   As a % of     as a % of
                       Purchase    Net Amount    Purchase
                         Price      Invested       Price
-----------------------------------------------------------
Less than $50,000        5.50%        5.82%        5.00%
$50,000 - $99,999        4.50%        4.71%        4.00%
$100,000 - $249,999      3.50%        3.63%        3.25%
$250,000 - $499,999      2.50%        2.56%        2.25%
$500,000 - $999,999      2.00%        2.04%        1.75%
$1 million and over      0.00%        0.00%        0.00%

The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.


Reducing Your Sales Charge on Class A Shares. As shown in the preceding table, larger purchases of Class A shares reduce the percentage sales charge you pay. In determining whether you are entitled to pay a reduced sales charge, you may aggregate certain other purchases with your current purchase, as described below.



It is your responsibility to determine whether you are entitled to pay a reduced sales charge. The fund is not responsible for making this determination. To receive a reduced sales charge, you must notify the fund at the time of the purchase order that a quantity discount may apply to your current purchase. If you purchase shares by mail, you must notify the fund in writing. Otherwise, simply inform your investment professional or financial institution, or Investor Services if you are purchasing shares directly from the funds, and they will notify the fund.



                              11
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED


You should provide your investment professional or financial institution with information or records regarding any other accounts in which there are holdings eligible to be aggregated, including:


- all of your accounts at your investment professional's firm or at your financial institution.



- all of your accounts at any other firm or financial institution.


- all accounts of any related party (such as a spouse or child) held with any investment professional or financial institution.

You should keep the records necessary to demonstrate the purchase price of shares held in these accounts since neither the fund and its transfer agent nor your investment professional or financial institution may have this information.


Prior Purchases. Prior purchases of Class A, Class B, and Class C shares of any First American Fund (except a money market fund) will be factored into your sales charge calculation. You will receive credit for the current net asset value of the other Class A, Class B, and Class C shares you hold at the time of your purchase, including shares held in individual retirement, custodial or personal trust accounts. For example, let's say you're making a $10,000 investment and you already own other First American Fund Class A shares that are currently valued at $45,000. You will receive credit for the current value of these shares and your sales charge will be based on a total purchase amount of $55,000. If the current net asset value of your shares is less than their original purchase price, you may receive credit for their original purchase price instead, but only if you provide a written request to the funds and provide them with the records necessary to demonstrate the shares' purchase price.



Purchases by Related Accounts. Concurrent and prior purchases by certain other accounts of Class A, Class B, and Class C shares of any First American Fund also will be combined with your purchase to determine your sales charge. The fund will combine purchases made by you, your spouse or domestic partner, and your dependent children when it calculates the sales charge, including purchases in individual retirement, custodial and personal trust accounts.



Letter of Intent. If you plan to invest $50,000 or more over a 13-month period in Class A, Class B, or Class C shares of any First American Fund except the money market funds, you may reduce your sales charge for Class A purchases by signing a non-binding letter of intent. If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "Class A Share Investments of Over $1 Million" below.


More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI).

Purchasing Class A Shares Without a Sales Charge. The following persons may purchase the fund's Class A shares at net asset value without a sales charge:


- full-time employees and retirees of the advisor.



- directors and advisory board members of the advisor's affiliates.



- current and retired officers and directors of the funds.



- full-time employees of any broker-dealer authorized to sell fund shares.



- full-time employees of the fund's counsel.



- members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).



- persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.



- trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.



- group retirement plans sponsored or administered by affiliates of the advisor.



- group retirement plans with at least $2.5 million in plan assets. (This minimum may be waived at the discretion of the distributor for purchases by group retirement plans made through financial institutions such as banks or record keepers.)



Class A Share Investments of Over $1 Million. There is no initial sales charge on Class A share purchases of $1 million or more (including purchases that reach the $1 million level as a result of aggregating prior purchases and purchases by related accounts). However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge
(CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase in the case of a partial redemption. If you redeem all of your shares, the CDSC is based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.



To help lower your costs, shares that are not subject to a CDSC will be redeemed first. Other shares will then be redeemed in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:



- redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.



- redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.



- redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. The systematic



                              12
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



  withdrawal limit will be based on the market value of your account at the time of each withdrawal.



- redemptions required as a result of over contribution to an IRA plan.



Switch Program.   As a condition of the Edward D. Jones & Co., L.P. ("Edward
Jones") court settlement for undisclosed revenue sharing arrangements with mutual fund complexes not affiliated with the First American Funds, Edward Jones provided its customers the opportunity to exchange shares of those mutual fund complexes for shares of other mutual funds, including the First American Funds, at net asset value during the 90 day period from August 19 until November 16, 2005.



Additional Information.   A link to information regarding the funds' sales
charge breakpoints is available on the funds' web site at http://www.firstamericanfunds.com.



Class B Shares.   Your purchase price for Class B shares is their net asset
value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a CDSC. Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to investment professionals and financial institutions that sell Class B shares. The funds' distributor receives any CDSC imposed when you sell your Class B shares.



Your CDSC will be based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be redeemed in the order that minimizes your CDSC.


Year since purchase                    CDSC as a % of the
of original fund shares              value of your shares
---------------------------------------------------------
First                                         5%
Second                                        5%
Third                                         4%
Fourth                                        3%
Fifth                                         2%
Sixth                                         1%
Seventh                                       0%
Eighth                                        0%

The CDSC you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your CDSC.

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchased the shares.


The CDSC for Class B shares will be waived in the same circumstances as the Class A share CDSC. See "Class A Share Investments of Over $1 Million" above.


Class C Shares.   Your purchase price for Class C shares is their net asset
value -- there is no front-end sales charge. However, if you redeem your shares within 12 months of purchase, you will be assessed a CDSC of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC you pay may differ slightly from this amount because of rounding that occurs in the calculation used to determine your CDSC. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be redeemed in the order that minimizes your CDSC.



Although you pay no front-end sales charge when you purchase Class C shares, the funds' distributor pays a sales commission of 1% of the amount invested to investment professionals or participating institutions that sell Class C shares. The distributor receives any CDSC imposed when you redeem your Class C shares.



The CDSC for Class C shares will be waived in the same circumstances as the Class A share CDSC. See "Class A Share Investments of Over $1 Million" above.



Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.



HOW TO PURCHASE SHARES


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.


You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for shares offered through certain institutions and for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.



By Phone.   You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. You may also place purchase orders of $100 or more by calling Investor Services at 800 677-FUND. Funds will be transferred electronically from your bank through the Automated Clearing House (ACH) network. Before making a purchase by electronic funds transfer, you must submit a new account form to the funds and elect this option. Be sure to include all of your banking information on the form.



                              13
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



By Wire.   You may purchase shares by making a wire transfer from your bank.
Before making an initial investment by wire, you must submit a new account form to the funds. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next NAV calculated after the funds' custodian receives your payment by wire. Before making any additional purchases by wire, you should call Investor Services at 800 677-FUND. You cannot purchase shares by wire on days when federally chartered banks are closed.



By Mail.   To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:


First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

- all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.


- cash, money orders, cashier's checks for less than $10,000, third-party checks, Treasury checks, credit card checks, traveler's checks, starter checks, and credit cards will not be accepted.


- if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred by the fund as a result of your check failing to clear.


Investing Automatically.   To purchase shares as part of a savings discipline,
you may add to your investment on a regular basis:


- by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.


- through automatic monthly exchanges of your First American fund into another First American Fund of the same class.


You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.


HOW TO REDEEM SHARES



When you redeem shares, the proceeds normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.



To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing securities in the fund's portfolio, rather than paying you in cash. See "Redemption in Kind" below.



By Phone.   If you purchased shares through an investment professional or financial institution, simply call them to redeem your shares.



If you did not purchase shares through an investment professional or financial institution, you may redeem your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. The First American Funds reserve the right to limit telephone redemptions to $50,000 per day.



If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.



By Mail.   To redeem shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:


First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

- name of the fund.

- account number.

- dollar amount or number of shares redeemed.

- name on the account.

- signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

- you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

- you would like the check mailed to an address other than the address on the fund's records, or you have changed the address on the fund's records within the last 30 days.

- your redemption request is for $50,000 or more.

- bank information related to an automatic investment plan, telephone purchase or telephone redemption is changed.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit


                              14
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED


unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.


Systematic Withdrawals.   If your account has a value of $5,000 or more, you may
redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.


You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.


REDEMPTION IN KIND



Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.



REINVESTING AFTER A REDEMPTION



If you redeem Class A shares of a First American Fund, you may reinvest in Class A shares of that fund or another First American Fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.



HOW TO EXCHANGE SHARES



If your investment goals or your financial needs change, you may move from one First American Fund to another First American Fund. There is no fee to exchange shares.



Generally, you may exchange your shares only for the same class of shares of the other fund. However, you may exchange your Class A shares for Class Y shares of the same or another First American Fund if you subsequently become eligible to purchase Class Y shares.



Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American Fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American Fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.



Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Short-Term Trading of Fund Shares" above.


By Phone.   If both funds have identical shareholder registrations, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call Investor Services at 800 677-FUND.


By Mail.   To exchange shares by written request, please follow the procedures under "How to Redeem Shares" above. Be sure to include the names of both funds involved in the exchange.



ACCOUNTS WITH LOW BALANCES



If your account balance falls below $500 as a result of redeeming or exchanging shares, the funds reserve the right to either:



- deduct a $50 annual account maintenance fee, or



- close your account and send you the proceeds, less any applicable contingent deferred sales charge.



Before taking any action, however, the funds will send you written notice of the action they intend to take and give you 30 days to re-establish a minimum account balance of $500.


TELEPHONE TRANSACTIONS


You may purchase, redeem, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.


The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.


It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.



                              15
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Policies and Services

Managing Your Investment

STAYING INFORMED


Shareholder Reports.   Shareholder reports are mailed twice a year, in December
and June. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.


In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.


Statements and Confirmations.   Statements summarizing activity in your account
are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements for shares held in a brokerage account.


DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly for Equity Index Fund, and quarterly for Mid Cap Index Fund and Small Cap Index Fund. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.


Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.


TAXES


Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.


Taxes on Distributions.   Each fund pays its shareholders dividends from its net
investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends paid from the net investment income of each fund are taxable either as ordinary income or as "qualified dividends," which are taxable at the same rates as long-term capital gains (currently, subject to a maximum rate of 15%). Each fund will inform its shareholders of the portion of its dividends (if any) that constitutes "qualified dividends." Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Mid Cap Index Fund and Small Cap Index Fund expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of capital gains.

Taxes on Transactions.   The sale of fund shares, or the exchange of one fund's
shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                              16
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Additional Information
Management


U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2005, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.



Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed full fiscal year.



                                Management fee as a % of
                                average daily net assets
--------------------------------------------------------
EQUITY INDEX FUND                        0.08%
MID CAP INDEX FUND                       0.18%
SMALL CAP INDEX FUND                     0.27%
--------------------------------------------------------



A discussion regarding the basis for the board of directors' approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended September 30, 2005.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation in connection with the following:



Custody Services.   U.S. Bank provides custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.



Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S.
Bancorp Fund Services, LLC (Fund Services), act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund's pro rata portion of up to 0.15% of the aggregate average daily net assets of the open-end funds in the First American family of funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time.



Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services based upon the number of share classes and shareholder accounts maintained. In addition, it receives 0.10% of the relevant fund's average daily net assets for providing certain shareholder services and to reimburse it for making payments to certain financial institutions that maintain and provide services to omnibus accounts.



Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp
Asset Management, receives distribution and shareholder servicing fees for acting as the funds' distributor.



Securities Lending Services.   In connection with lending their portfolio
securities, the funds pay fees to U.S. Bancorp Asset Management which are equal to 35% of each fund's net income from these securities lending transactions. Effective January 1, 2006, this fee will be reduced to 32%.



Other Compensation.   To the extent that fund shares are held through U.S. Bank
or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds' distributor as well as other payments from the funds' distributor and/or advisor as described above under "Policies and Services -- Purchasing and Redeeming Shares -- Additional Payments to Institutions."


PORTFOLIO MANAGEMENT

The portfolio managers responsible for each Fund's management are:


Walter A. French, Director, Equity Risk Management and Quantitative Products. Mr. French has served as the primary portfolio manager for the Equity Index Fund since October 1999, and the Mid Cap Index Fund and Small Cap Index Fund since March 2001. Mr. French joined U.S. Bancorp Asset Management in 1999 and has 32 years of financial industry experience, including 16 years in portfolio management.



David A. Friar, Quantitative Equity Analyst. Mr. Friar has co-managed the funds since July 2000. Mr. Friar joined U.S. Bancorp Asset Management in 1999 and has eight years of financial industry experience.



                              17
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Additional Information

Financial Highlights

The tables that follow present performance information about the Class A, Class B, and Class C shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period that the fund or class of shares has been in operation. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.



The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


EQUITY INDEX FUND


                                             Fiscal period
                                                 ended
                                              October 31,                        Fiscal year ended September 30,
CLASS A SHARES                                 2005(1,2)         2005(2)       2004(2)       2003(2)       2002(2)       2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $  23.00         $  20.91      $  18.70      $  15.31      $  19.50      $  27.75
                                                --------         --------      --------      --------      --------      --------
Investment Operations:
Net Investment Income                               0.01             0.34          0.23          0.21          0.18          0.18
Realized and Unrealized Gains (Losses)
 on Investments                                   (0.40)             2.09          2.22          3.38         (4.19)        (7.43)
                                                --------         --------      --------      --------      --------      --------
Total From Investment Operations                  (0.39)             2.43          2.45          3.59         (4.01)        (7.25)
                                                --------         --------      --------      --------      --------      --------
Less Distributions:
Dividends (from net investment income)            (0.02)           (0.34)         (0.24)        (0.20)        (0.18)        (0.17)
Distributions (from net realized gains)               --               --            --            --            --         (0.83)
Distributions (from return of capital)                --(3)            --(3)         --(3)         --            --            --
                                                --------         --------      --------      --------      --------      --------
Total Distributions                               (0.02)           (0.34)         (0.24)        (0.20)        (0.18)        (1.00)
                                                --------         --------      --------      --------      --------      --------
Net Asset Value, End of Period                  $  22.59         $  23.00      $  20.91      $  18.70      $  15.31      $  19.50
                                                ========         ========      ========      ========      ========      ========
Total Return(4)                                   (1.70)%           11.69%        13.12%        23.58%       (20.75)%      (26.95)%
RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $234,629         $238,379      $234,349      $158,324      $139,007      $188,410
Ratio of Expenses to Average Net Assets             0.62%            0.62%         0.62%         0.62%         0.62%         0.60%
Ratio of Net Investment Income to
 Average Net Assets                                 0.69%            1.53%         1.13%         1.22%         0.91%         0.74%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                0.79%            0.79%         0.79%         0.80%         0.80%         1.14%
Ratio of Net Investment Income to
 Average Net Assets (excluding waivers)             0.52%            1.36%         0.96%         1.04%         0.73%         0.20%
Portfolio Turnover Rate                               --                4%            1%            1%            8%            6%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Includes a tax return of capital of less than $0.01.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              18
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED

EQUITY INDEX FUND (CONTINUED)



                                                  Fiscal period
                                                      ended
                                                   October 31,                      Fiscal year ended September 30,
CLASS B SHARES                                      2005(1,2)         2005(2)      2004(2)      2003(2)      2002(2)      2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $  22.72         $ 20.66      $ 18.48      $ 15.13      $ 19.29      $ 27.49
                                                     --------         -------      -------      -------      -------      -------
Investment Operations:
Net Investment Income                                      --            0.18         0.08         0.08         0.03           --
Realized and Unrealized Gains (Losses) on
 Investments                                           (0.40)            2.06         2.19         3.35        (4.15)       (7.35)
                                                     --------         -------      -------      -------      -------      -------
Total From Investment Operations                       (0.40)            2.24         2.27         3.43        (4.12)       (7.35)
                                                     --------         -------      -------      -------      -------      -------
Less Distributions:
Dividends (from net investment income)                 (0.01)          (0.18)        (0.09)       (0.08)       (0.04)       (0.02)
Distributions (from net realized gains)                    --              --           --           --           --        (0.83)
Distributions (from return of capital)                     --(3)           --(3)        --(3)        --           --           --
                                                     --------         -------      -------      -------      -------      -------
Total Distributions                                    (0.01)          (0.18)        (0.09)       (0.08)       (0.04)       (0.85)
                                                     --------         -------      -------      -------      -------      -------
Net Asset Value, End of Period                       $  22.31         $ 22.72      $ 20.66      $ 18.48      $ 15.13      $ 19.29
                                                     ========         =======      =======      =======      =======      =======
Total Return(4)                                        (1.78)%          10.86%       12.31%       22.72%      (21.40)%     (27.49)%
RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $ 56,097         $58,857      $69,828      $71,624      $66,835      $95,586
Ratio of Expenses to Average Net Assets                  1.37%           1.37%        1.37%        1.37%        1.37%        1.35%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                    (0.06)%           0.79%        0.38%        0.47%        0.16%       (0.01)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                     1.54%           1.54%        1.54%        1.55%        1.55%        1.89%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)                (0.23)%           0.62%        0.21%        0.29%       (0.02)%      (0.55)%
Portfolio Turnover Rate                                    --               4%           1%           1%           8%           6%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Includes a tax return of capital of less than $0.01.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              19
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED

EQUITY INDEX FUND (CONTINUED)



                                                  Fiscal period
                                                      ended
                                                   October 31,                      Fiscal year ended September 30,
CLASS C SHARES                                      2005(1,2)         2005(2)      2004(2)      2003(2)      2002(2)      2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $  22.85         $ 20.78      $ 18.59      $ 15.23      $ 19.41      $ 27.66
                                                     --------         -------      -------      -------      -------      -------
Investment Operations:
 Net Investment Income                                     --            0.18         0.08         0.08         0.03           --
 Realized and Unrealized Gains (Losses) on
  Investments                                          (0.40)            2.07         2.20         3.36        (4.17)       (7.40)
                                                     --------         -------      -------      -------      -------      -------
 Total From Investment Operations                      (0.40)            2.25         2.28         3.44        (4.14)       (7.40)
                                                     --------         -------      -------      -------      -------      -------
Less Distributions:
 Dividends (from net investment income)                (0.01)          (0.18)        (0.09)       (0.08)       (0.04)       (0.02)
 Distributions (from net realized gains)                   --              --           --           --           --        (0.83)
 Distributions (from return of capital)                    --(3)           --(3)        --(3)        --           --           --
                                                     --------         -------      -------      -------      -------      -------
 Total Distributions                                   (0.01)          (0.18)        (0.09)       (0.08)       (0.04)       (0.85)
                                                     --------         -------      -------      -------      -------      -------
Net Asset Value, End of Period                       $  22.44         $ 22.85      $ 20.78      $ 18.59      $ 15.23      $ 19.41
                                                     ========         =======      =======      =======      =======      =======
Total Return(4)                                        (1.78)%          10.84%       12.28%       22.65%      (21.38)%     (27.51)%
RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $ 24,195         $26,258      $30,111      $31,330      $21,637      $29,560
Ratio of Expenses to Average Net Assets                  1.37%           1.37%        1.37%        1.37%        1.37%        1.35%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                    (0.05)%           0.79%        0.38%        0.47%        0.16%       (0.01)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                     1.54%           1.54%        1.54%        1.55%        1.55%        1.89%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)                (0.22)%           0.62%        0.21%        0.29%       (0.02)%      (0.55)%
Portfolio Turnover Rate                                    --               4%           1%           1%           8%           6%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Includes a tax return of capital of less than $0.01.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              20
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED


MID CAP INDEX FUND(1)



                                                      Fiscal period                                                 Fiscal period
                                                          ended                                                         ended
                                                       October 31,          Fiscal year ended September 30,         September 30,
CLASS A SHARES                                          2005(2,3)       2005(3)    2004(3)    2003(3)    2002(3)      2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                     $ 13.82        $ 11.84    $10.36     $ 8.51     $ 9.38        $ 12.56
                                                         -------        -------    -------    ------     ------        -------
Investment Operations:
 Net Investment Income                                        --           0.09      0.05       0.04       0.04           0.05
 Realized and Unrealized Gains (Losses) on
  Investments                                              (0.30)          2.40      1.67       2.08      (0.49)         (2.11)
                                                         -------        -------    -------    ------     ------        -------
 Total From Investment Operations                          (0.30)          2.49      1.72       2.12      (0.45)         (2.06)
                                                         -------        -------    -------    ------     ------        -------
Less Distributions:
 Dividends (from net investment income)                       --          (0.09)    (0.05)     (0.04)     (0.04)         (0.05)
 Distributions (from net realized gains)                      --          (0.42)    (0.19)     (0.23)     (0.38)         (1.07)
                                                         -------        -------    -------    ------     ------        -------
 Total Distributions                                          --          (0.51)    (0.24)     (0.27)     (0.42)         (1.12)
                                                         -------        -------    -------    ------     ------        -------
Net Asset Value, End of Period                           $ 13.52        $ 13.82    $11.84     $10.36     $ 8.51        $  9.38
                                                         =======        =======    =======    ======     ======        =======
Total Return(5)                                            (2.17)%        21.43%    16.80%     25.45%     (5.45)%       (17.60)%
RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                          $14,318        $14,827    $11,987    $5,332     $3,581        $ 2,972
Ratio of Expenses to Average Net Assets                     0.75%          0.75%     0.75%      0.75%      0.75%          0.75%
Ratio of Net Investment Income to Average Net
 Assets                                                     0.26%          0.68%     0.47%      0.45%      0.37%          0.51%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                   0.80%          0.82%     0.80%      0.84%      0.83%          0.80%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                                 0.21%          0.61%     0.42%      0.36%      0.29%          0.46%
Portfolio Turnover Rate                                        1%            15%       14%        23%        19%            43%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar MidCap Index Fund, which merged into the Mid Cap Index Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                                                      Fiscal period                                                 Fiscal period
                                                          ended                                                         ended
                                                       October 31,          Fiscal year ended September 30,         September 30,
CLASS B SHARES                                          2005(2,3)       2005(3)    2004(3)    2003(3)    2002(3)      2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                      $13.59        $11.67     $10.25     $ 8.44     $ 9.33        $ 12.52
                                                          ------        ------     ------     ------     ------        -------
Investment Operations:
 Net Investment Loss                                       (0.01)        (0.01)     (0.03)     (0.03)     (0.03)            --
 Realized and Unrealized Gains (Losses) on
  Investments                                              (0.30)         2.37       1.64       2.07      (0.48)         (2.12)
                                                          ------        ------     ------     ------     ------        -------
 Total From Investment Operations                          (0.31)         2.36       1.61       2.04      (0.51)         (2.12)
                                                          ------        ------     ------     ------     ------        -------
Less Distributions:
 Dividends (from net investment income)                       --         (0.02)        --         --         --             --
 Distributions (from net realized gains)                      --         (0.42)     (0.19)     (0.23)     (0.38)         (1.07)
                                                          ------        ------     ------     ------     ------        -------
 Total Distributions                                          --         (0.44)     (0.19)     (0.23)     (0.38)         (1.07)
                                                          ------        ------     ------     ------     ------        -------
Net Asset Value, End of Period                            $13.28        $13.59     $11.67     $10.25     $ 8.44        $  9.33
                                                          ======        ======     ======     ======     ======        =======
Total Return(5)                                            (2.28)%       20.57%     15.88%     24.63%     (6.07)%       (18.15)%
RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                           $3,485        $3,546     $3,133     $2,419     $1,475        $ 1,265
Ratio of Expenses to Average Net Assets                     1.50%         1.50%      1.50%      1.50%      1.50%          1.50%
Ratio of Net Investment Loss to Average Net Assets         (0.49)%       (0.08)%    (0.27)%    (0.30)%    (0.37)%        (0.24)%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                   1.55%         1.57%      1.55%      1.59%      1.58%          1.54%
Ratio of Net Investment Loss to Average Net Assets
 (excluding waivers)                                       (0.54)%       (0.15)%    (0.32)%    (0.39)%    (0.45)%        (0.28)%
Portfolio Turnover Rate                                        1%           15%        14%        23%        19%            43%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar MidCap Index Fund, which merged into the Mid Cap Index Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.


(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.


(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              21
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED


MID CAP INDEX FUND (CONTINUED)



                                                      Fiscal period                                                 Fiscal period
                                                          ended                                                         ended
                                                       October 31,          Fiscal year ended September 30,         September 30,
CLASS C SHARES                                          2005(1,2)       2005(2)    2004(2)    2003(2)    2002(2)      2001(2,3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                     $13.63         $11.70     $10.28     $ 8.47     $ 9.38         $9.07
                                                         ------         ------     ------     ------     ------         -----
Investment Operations:
 Net Investment Loss                                      (0.01)         (0.01)     (0.03)     (0.03)     (0.02)           --
 Realized and Unrealized Gains (Losses) on
  Investments                                             (0.30)          2.38       1.64       2.07      (0.51)         0.31
                                                         ------         ------     ------     ------     ------         -----
 Total From Investment Operations                         (0.31)          2.37       1.61       2.04      (0.53)         0.31
                                                         ------         ------     ------     ------     ------         -----
Less Distributions:
 Dividends (from net investment income)                      --          (0.02)        --         --         --            --
 Distributions (from net realized gains)                     --          (0.42)     (0.19)     (0.23)     (0.38)           --
                                                         ------         ------     ------     ------     ------         -----
 Total Distributions                                         --          (0.44)     (0.19)     (0.23)     (0.38)           --
                                                         ------         ------     ------     ------     ------         -----
Net Asset Value, End of Period                           $13.32         $13.63     $11.70     $10.28     $ 8.47         $9.38
                                                         ======         ======     ======     ======     ======         =====
Total Return(4)                                           (2.27)%        20.60%     15.83%     24.55%     (6.22)%        3.42%
RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                          $3,388         $3,533     $2,653     $1,756     $  795         $  --
Ratio of Expenses to Average Net Assets                    1.50%          1.50%      1.50%      1.50%      1.50%           --
Ratio of Net Investment Loss to Average Net
 Assets                                                   (0.49)%        (0.08)%    (0.27)%    (0.30)%    (0.37)%          --
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                       1.55%          1.57%      1.55%      1.59%      1.58%           --
Ratio of Net Investment Loss to Average Net
 Assets (excluding waivers)                               (0.54)%        (0.15)%    (0.32)%    (0.39)%    (0.45)%          --
Portfolio Turnover Rate                                       1%            15%        14%        23%        19%           43%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return.



(2)Per share data calculated using average shares outstanding method and portfolio turnover.



(3)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              22
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED


SMALL CAP INDEX FUND(1)



                                                      Fiscal period                                                 Fiscal period
                                                          ended                                                         ended
                                                       October 31,          Fiscal year ended September 30,         September 30,
CLASS A SHARES                                          2005(2,3)       2005(3)    2004(3)    2003(3)    2002(3)      2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                     $ 14.57        $ 13.38    $11.47     $ 8.55     $  9.68       $ 12.23
                                                         -------        -------    ------     ------     -------       -------
Investment Operations:
 Net Investment Income (Loss)                                 --           0.07      0.04       0.04        0.05         (0.01)
 Realized and Unrealized Gains (Losses) on
  Investments                                              (0.45)          2.17      1.98       2.92       (1.13)        (1.49)
                                                         -------        -------    ------     ------     -------       -------
 Total From Investment Operations                          (0.45)          2.24      2.02       2.96       (1.08)        (1.50)
                                                         -------        -------    ------     ------     -------       -------
Less Distributions:
 Dividends (from net investment income)                       --          (0.06)    (0.03)     (0.04)      (0.05)           --
 Distributions (from net realized gains)                      --          (0.99)    (0.08)        --          --         (1.05)
                                                         -------        -------    ------     ------     -------       -------
Total Distributions                                           --          (1.05)    (0.11)     (0.04)      (0.05)        (1.05)
                                                         -------        -------    ------     ------     -------       -------
Net Asset Value, End of Period                           $ 14.12        $ 14.57    $13.38     $11.47     $  8.55       $  9.68
                                                         =======        =======    ======     ======     =======       =======
Total Return(5)                                            (3.09)%        17.08%    17.71%     34.77%     (11.28)%      (12.76)%
RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                          $10,067        $10,323    $8,749     $3,480     $ 1,908       $   341
Ratio of Expenses to Average Net Assets                     0.83%          0.90%     0.93%      0.93%       0.93%         0.91%
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                 0.27%          0.53%     0.30%      0.42%       0.46%        (0.07)%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                   1.01%          1.03%     1.02%      1.05%       1.09%         0.94%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (excluding waivers)                             0.09%          0.40%     0.21%      0.30%       0.30%        (0.10)%
Portfolio Turnover Rate                                       --             23%       25%        41%         49%          102%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar Small Cap Index Fund, which merged into the Small Cap Index Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.


(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                      Fiscal period                                                 Fiscal period
                                                          ended                                                         ended
                                                       October 31,          Fiscal year ended September 30,         September 30,
CLASS B SHARES                                          2005(2,3)       2005(3)    2004(3)    2003(3)    2002(3)      2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                      $14.21        $13.15     $11.33     $ 8.47     $  9.63       $10.97
                                                          ------        ------     ------     ------     -------       ------
Investment Operations:
 Net Investment Loss                                       (0.01)        (0.03)     (0.06)     (0.03)      (0.03)       (0.01)
 Realized and Unrealized Gains (Losses) on
  Investments                                              (0.44)         2.08       1.96       2.90       (1.13)       (1.33)
                                                          ------        ------     ------     ------     -------       ------
 Total From Investment Operations                          (0.45)         2.05       1.90       2.87       (1.16)       (1.34)
                                                          ------        ------     ------     ------     -------       ------
Less Distributions:
 Dividends (from net investment income)                       --            --         --      (0.01)         --           --
 Distributions (from net realized gains)                      --         (0.99)     (0.08)        --          --           --
                                                          ------        ------     ------     ------     -------       ------
 Total Distributions                                          --         (0.99)     (0.08)     (0.01)         --           --
                                                          ------        ------     ------     ------     -------       ------
Net Asset Value, End of Period                            $13.76        $14.21     $13.15     $11.33     $  8.47       $ 9.63
                                                          ======        ======     ======     ======     =======       ======
Total Return(5)                                            (3.17)%       15.82%     16.83%     33.87%     (12.03)%     (12.11)%
RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                           $1,498        $1,555     $1,494     $  993     $   424       $  107
Ratio of Expenses to Average Net Assets                     1.58%         1.65%      1.68%      1.68%       1.68%        1.65%
Ratio of Net Investment Loss to Average Net Assets         (0.48)%       (0.23)%    (0.46)%    (0.33)%     (0.29)%      (0.84)%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                   1.76%         1.78%      1.77%      1.80%       1.84%        1.69%
Ratio of Net Investment Loss to Average Net Assets
 (excluding waivers)                                       (0.66)%       (0.36)%    (0.55)%    (0.45)%     (0.45)%      (0.88)%
Portfolio Turnover Rate                                       --            23%        25%        41%         49%         102%
---------------------------------------------------------------------------------------------------------------------------------

(1)The financial highlights prior to September 24, 2001 are those of the Firstar Small Cap Index Fund, which merged into the Small Cap Index Fund on that date.

(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(3)Per share data calculated using average shares outstanding method.

(4)Class B shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                              23
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED


SMALL CAP INDEX FUND(1) (CONTINUED)



                                                      Fiscal period                                                 Fiscal period
                                                          ended                                                         ended
                                                       October 31,          Fiscal year ended September 30,         September 30,
CLASS C SHARES                                          2005(1,2)       2005(2)    2004(2)    2003(2)    2002(2)      2001(2,3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                     $ 14.34        $13.26     $11.43     $ 8.54     $  9.68        $9.49
                                                         -------        ------     ------     ------     -------        -----
Investment Operations:
 Net Investment Loss                                       (0.01)        (0.03)     (0.06)     (0.03)      (0.03)          --
 Realized and Unrealized Gains (Losses) on
  Investments                                              (0.45)         2.10       1.97       2.93       (1.11)        0.19
                                                         -------        ------     ------     ------     -------        -----
 Total From Investment Operations                          (0.46)         2.07       1.91       2.90       (1.14)        0.19
                                                         -------        ------     ------     ------     -------        -----
Less Distributions:
 Dividends (from net investment income)                       --            --         --      (0.01)         --           --
 Distributions (from net realized gains)                      --         (0.99)     (0.08)        --          --           --
                                                         -------        ------     ------     ------     -------        -----
 Total Distributions                                          --         (0.99)     (0.08)     (0.01)         --           --
                                                         -------        ------     ------     ------     -------        -----
Net Asset Value, End of Period                           $ 13.88        $14.34     $13.26     $11.43     $  8.54        $9.68
                                                         =======        ======     ======     ======     =======        =====
Total Return(4)                                            (3.21)%       15.84%     16.77%     33.94%     (11.72)%       2.11%
RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                          $ 2,068        $2,256     $1,939     $1,268     $   447        $  --
Ratio of Expenses to Average Net Assets                     1.58%         1.65%      1.68%      1.68%       1.68%          --
Ratio of Net Investment Loss to Average Net
 Assets                                                    (0.48)%       (0.23)%    (0.46)%    (0.33)%     (0.26)%         --
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                        1.76%         1.78%      1.77%      1.80%       1.84%          --
Ratio of Net Investment Loss to Average Net
 Assets (excluding waivers)                                (0.66)%       (0.36)%    (0.55)%    (0.45)%     (0.42)%         --
Portfolio Turnover Rate                                       --            23%        25%        41%         49%         102%
---------------------------------------------------------------------------------------------------------------------------------

(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)Per share data calculated using average shares outstanding method.

(3)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                              24
                      PROSPECTUS - First American Index Funds
                                    Class A, Class B, and Class C Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American Funds' Internet Web site.

FIRST AMERICAN FUNDS WEB SITE

Information about the First American Funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

SEC file number:  811-05309                                      PROINDXR  12/05
--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

                                          December 30, 2005




                                          Prospectus
                                          First American Investment Funds, Inc.


                                          ASSET CLASS - STOCK FUNDS



                              INDEX FUNDS



                           CLASS R SHARES



                                          EQUITY INDEX FUND


                                          MID CAP INDEX FUND

                                          SMALL CAP INDEX FUND

                                          As with all mutual funds, the
                                          Securities and Exchange Commission has
                                          not approved or disapproved the shares
                                          of these funds, or determined if the
                                          information in this prospectus is
                                          accurate or complete. Any statement to
                                          the contrary is a criminal offense.

(FIRST AMERICAN FUNDS LOGO)

TABLE OF
CONTENTS


FUND SUMMARIES
    Equity Index Fund                                                  2
    Mid Cap Index Fund                                                 4
    Small Cap Index Fund                                               6
MORE ABOUT THE FUNDS
    Investment Strategies, Risks and Other Investment
      Matters                                                          8
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                    9
    Managing Your Investment                                          13
ADDITIONAL INFORMATION
    Management                                                        14
    Financial Highlights                                              16
FOR MORE INFORMATION                                          Back Cover

Fund Summaries
INTRODUCTION

          This section of the prospectus describes the objectives of the First American Index Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

                           PROSPECTUS - First American Index Funds
                                         Class R Shares

Fund Summaries
Equity Index Fund

OBJECTIVE


Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500 Index).


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Equity Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500 Index. The S&P 500 Index is an unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market. As of October 31, 2005, market capitalizations of companies in the S&P 500 Index ranged from approximately $745 million to $358.3 billion.



The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500 Index.



Because the fund may not always hold all of the stocks included in the S&P 500 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 Index in both rising and falling markets.



The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.



The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 Index, and to reduce transaction costs.


PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in Equity Index Fund include:


- Common Stock Risk



- Derivative Instrument Risk



- Failure to Match Index Performance



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

2002                                                                            -22.41%
2003                                                                             27.89%
2004                                                                              9.99%

Best Quarter:
Quarter ended                                  June 30, 2003            15.25%
Worst Quarter:
Quarter ended                                  September 30, 2002      (17.27)%

                      PROSPECTUS - First American Index Funds
                                    Class R Shares

Fund Summaries
Equity Index Fund CONTINUED


AVERAGE ANNUAL
TOTAL RETURNS                   Inception        One           Since
AS OF 12/31/04                    Date           Year        Inception
----------------------------------------------------------------------
Equity Index Fund
----------------------------------------------------------------------
  Class R (return before
  taxes)                         9/24/01         9.99%         7.10%
----------------------------------------------------------------------
  Class R (return after
  taxes on distributions)                        9.50%         6.72%
----------------------------------------------------------------------
  Class R (return after
  taxes on distributions
  and sale of fund shares)                       6.48%         5.88%
----------------------------------------------------------------------
Standard & Poor's 500
Composite Index(2)
(reflects no deduction for
fees, expenses, or taxes)                       10.88%         7.76%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.20%.



(2)An unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS R
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                         None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                     None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.25%
  Distribution and/or Service (12b-1) Fees                   0.50%
  Other Expenses
    Shareholder Servicing Fee                                0.15%
    Miscellaneous                                            0.29%
  Total Annual Fund Operating Expenses(1)                    1.19%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.87%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


 1 year                                                    $121
---------------------------------------------------------------
 3 years                                                   $378
---------------------------------------------------------------
 5 years                                                   $654
---------------------------------------------------------------
 10 years                                                $1,443


                      PROSPECTUS - First American Index Funds
                                    Class R Shares

Fund Summaries
Mid Cap Index Fund

OBJECTIVE

Mid Cap Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's MidCap 400 Composite Index (S&P 400 Index).

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Mid Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 400 Index. This index is an unmanaged market-value weighted index consisting of 400 stocks chosen for market size, liquidity, sector representation and other factors that represents the mid range sector of the U.S. stock market. As of October 31, 2005, market capitalizations of companies in the S&P 400 Index ranged from approximately $372 million to $12 billion.


The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 400 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 400 Index.


Because the fund may not always hold all of the stocks included in the S&P 400 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 400 Index in both rising and falling markets.


The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 400 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 400 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 400 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 400 Index, and to reduce transaction costs.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Common Stock Risk



- Derivative Instrument Risk



- Failure to Match Index Performance



- Mid-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

2001                                                                             -2.33%
2002                                                                            -15.08%
2003                                                                             34.32%
2004                                                                             15.48%

Best Quarter:
Quarter ended                                  December 31, 2001     17.45%
Worst Quarter:
Quarter ended                                  September 30, 2002    (16.66)%

                      PROSPECTUS - First American Index Funds
                                    Class R Shares

Fund Summaries
Mid Cap Index Fund CONTINUED


AVERAGE ANNUAL
TOTAL RETURNS                           Inception      One       Since
AS OF 12/31/04(2)                            Date     Year   Inception
----------------------------------------------------------------------
Mid Cap Index Fund
----------------------------------------------------------------------
  Class R (return before taxes)          11/27/00   15.48%       6.99%
----------------------------------------------------------------------
  Class R (return after taxes on
  distributions)                                    14.68%       6.26%
----------------------------------------------------------------------
  Class R (return after taxes on
  distributions and sale of fund
  shares)                                           10.70%       5.71%
----------------------------------------------------------------------
Standard & Poor's MidCap 400 Index(3)
(reflects no deduction for fees,
expenses, or taxes)                                 16.48%       8.13%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 8.27%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar MidCap Index Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.



(3)An unmanaged market-value weighted index of 400 mid-cap companies.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS R
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                         None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                     None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                            0.25%
  Distribution and/or Service (12b-1) Fees                   0.50%
  Other Expenses
    Shareholder Servicing Fee                                0.15%
    Miscellaneous                                            0.32%
  Total Annual Fund Operating Expenses(1)                    1.22%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.00%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $124
---------------------------------------------------------------
  3 years                                                  $387
---------------------------------------------------------------
  5 years                                                  $670
---------------------------------------------------------------
 10 years                                                $1,477


                      PROSPECTUS - First American Index Funds
                                    Class R Shares

Fund Summaries
Small Cap Index Fund

OBJECTIVE

Small Cap Index Fund's objective is to provide investment results that correspond to the performance of the Russell 2000 Index.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $17 million to $3.5 billion.


The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of at least 90% of the issues included in the Russell 2000 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the Russell 2000 Index.


Because the fund may not always hold all of the stocks included in the Russell 2000 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the Russell 2000 Index in both rising and falling markets.


The fund will attempt to achieve a correlation between the performance of its portfolio and that of the Russell 2000 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 2000 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, exchange traded index funds, and index participation contracts based on the Russell 2000 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the Russell 2000 Index, and to reduce transaction costs.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Common Stock Risk



- Derivative Instrument Risk



- Failure to Match Index Performance



- Small-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

                      PROSPECTUS - First American Index Funds
                                    Class R Shares

Fund Summaries
Small Cap Index Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

1999                                                                              7.54%
2000                                                                             11.39%
2001                                                                              6.25%
2002                                                                            -22.38%
2003                                                                             45.39%
2004                                                                             16.96%

Best Quarter:
Quarter ended                                  June 30, 2003         23.10%
Worst Quarter:
Quarter ended                                  September 30, 2002    (21.53)%


AVERAGE ANNUAL
TOTAL RETURNS                   INCEPTION      ONE    FIVE       SINCE
AS OF 12/31/04(2)                    DATE     YEAR   YEARS   INCEPTION
----------------------------------------------------------------------
Small Cap Index Fund
----------------------------------------------------------------------
  Class R (return before
  taxes)                         12/30/98   16.96%   9.33%       9.46%
----------------------------------------------------------------------
  Class R (return after taxes
  on distributions)                         15.09%   8.28%       8.48%
----------------------------------------------------------------------
  Class R (return after taxes
  on distributions and sale of
  fund shares)                              11.90%   7.55%       7.72%
----------------------------------------------------------------------
Russell 2000 Index(3)
(reflects no deduction for
fees, expenses, or taxes)                   18.33%   6.61%       9.36%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.42%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Index Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Small Cap Index Fund was organized on 12/11/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.



(3)An unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS R
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                         None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                     None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                            0.40%
  Distribution and/or Service (12b-1) Fees                   0.50%
  Other Expenses
    Shareholder Servicing Fee                                0.15%
    Miscellaneous                                            0.38%
  Total Annual Fund Operating Expenses(1)                    1.43%
------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.08%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $146
---------------------------------------------------------------
  3 years                                                  $452
---------------------------------------------------------------
  5 years                                                  $782
---------------------------------------------------------------
 10 years                                                $1,713


                      PROSPECTUS - First American Index Funds
                                    Class R Shares

More About the Funds

Investment Strategies, Risks and Other Investment Matters


OBJECTIVES



The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objectives.



INVESTMENT STRATEGIES



The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. This section provides information about some additional non-principal strategies that the funds' investment advisor may use to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.



Temporary Investments.   In an attempt to respond to adverse market, economic,
political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.



Portfolio Turnover.   Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. Portfolio turnover for the funds is expected to be well below that of actively managed mutual funds. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.



PRINCIPAL RISKS



The principal risks of investing in each fund are identified in the "Fund Summaries" section. These risks are described below.



Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular fund invest, such as large-capitalization stocks, may underperform the market as a whole.



Derivative Instrument Risk.   The use of derivative instruments, such as
options, futures contracts, and options on futures contracts, exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.



Failure to Match Index Performance.   The ability of Equity Index Fund, Mid Cap
Index Fund, and Small Cap Index Fund to replicate the performance of their respective indices may be affected by, among other things, changes in securities markets, the manner in which performance of the index is calculated, changes in the composition of the index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.



Mid-Cap Stock Risk.   While stocks of mid-cap companies may be slightly less
volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.



Small-Cap Stock Risk.   Stocks of small-cap companies involve substantial risk.
These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price. Stocks at the bottom end of the capitalization range in which Small Cap Index Fund may invest sometimes are referred to as "micro-cap" stocks. These stocks may be subject to extreme price volatility, as well as limited liquidity and limited research.



DISCLOSURE OF PORTFOLIO HOLDINGS



A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.


                      PROSPECTUS - First American Index Funds
                                    Class R Shares

Policies and Services


Purchasing and Redeeming Shares


GENERAL


You may purchase, redeem or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open, except that Class R shares cannot be purchased if federally chartered banks are closed, since these shares must be paid for by wire transfer. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.



Your purchase or redemption price will be equal to that day's net asset value
(NAV) per share if your purchase, redemption or exchange order is received by the funds prior to the time the funds calculate their NAV. See "Calculating Net Asset Value" and "How to Purchase and Redeem Shares" below.



SHORT-TERM TRADING OF FUND SHARES



The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds' Board of Directors has adopted policies and procedures designed to detect and deter short-term trading in the funds' shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds' shares in violation of these policies. As discussed below, however, there is no guarantee that the funds will be able to detect such trading in all accounts. See "Omnibus Accounts" below. These policies do not apply to purchases and sales of fund shares by other First American Funds.



Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.



In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.



Short-Term Trading Policies.   The funds' advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.



Certain transactions are not subject to the funds' short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio re-balancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.



Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds seek to apply their short-term trading policies and procedures to these omnibus account arrangements and will request that the


                      PROSPECTUS - First American Index Funds
                                    Class R Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.



While the funds will request that financial intermediaries apply the funds' short-term trading policies to their customers who invest indirectly in the funds, the funds are limited in their ability to monitor the trading activity or enforce the funds' short-term trading policies with respect to customers of financial intermediaries. For example, the funds might not be able to detect any short-term trading facilitated by a financial intermediary, if this were to occur.



SHARE CLASSES


The funds issue their shares in multiple classes. This prospectus offers Class R shares. Class R shares:

- are available to certain tax-qualified retirement plans (including 401(k) and other profit sharing plans, money purchase pension plans, and defined benefit plans).

- are held in a plan level or omnibus account with the transfer agent.

- do not have a front-end sales charge or a deferred sales charge.

- have annual distribution (12b-1) fees of 0.50%.

- have an annual shareholder servicing fee of 0.15%.


12B-1 FEES



The funds have adopted a plan under Rule 12b-1 of the Investment Company Act that allows each fund to pay the fund's distributor an annual fee equal to 0.50% of the fund's average daily net assets attributable to Class R shares for the distribution and sale of its Class R shares. The funds' distributor uses the fee to pay commissions to investment firms and plan administrators that sell fund shares.



Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



SHAREHOLDER SERVICING PLAN



The funds have also adopted a non-12b-1 shareholder servicing plan and agreement. Under this plan and agreement, each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.15% of the fund's average daily net assets attributable to Class R shares for providing or arranging for the provision of shareholder services to plans or plan participants holding Class R shares. No distribution-related services are provided under this plan and agreement. U.S. Bancorp Asset Management is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.


ADDITIONAL PAYMENTS TO INSTITUTIONS


The advisor and/or the distributor may pay additional compensation to investment firms and plan administrators (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the "Fund Summaries" section of the prospectus because they are not paid by the funds.


These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.



You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.


                      PROSPECTUS - First American Index Funds
                                    Class R Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



CALCULATING NET ASSET VALUE



The funds generally calculate their NAV per share as of 3:00 p.m. Central time every day the New York Stock Exchange is open.



A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Securities where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;

- Securities whose trading has been halted or suspended; and

- Securities with limited liquidity, including securities that are restricted as to transfer or resale.


Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.



HOW TO PURCHASE AND REDEEM SHARES


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.


Class R shares are available to certain tax-deferred retirement plans (including 401(k) and other profit sharing plans, money purchase pension plans, and defined benefit plans), to be held in plan level or omnibus accounts. Class R shares are not available to non-retirement accounts, 403(b) plans, 457 plans, stock bonus plans, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, and most individual retirement accounts or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA). Eligible retirement plans generally may open an account and purchase Class R shares by contacting any investment firm or plan administrator authorized to sell the funds' shares. Participants in retirement plans generally must contact the plan's administrator to purchase, redeem or exchange shares.


Share purchases by eligible retirement plans must be made by wire transfer. You cannot purchase shares by wire on days when federally chartered banks are closed.


Purchase orders and redemption requests from a retirement plan or participant in the plan must be received by the investment firm or plan administrator by the time specified by that institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive the purchase order from the investment firm or plan administrator by 3:00 p.m. Central time. In order for shares to be sold at that day's price, the funds must receive the redemption request from the investment firm or plan administrator by 3:00 p.m. Central time. It is the responsibility of the investment firm or plan administrator to promptly transmit orders to the funds.


If the funds receive a redemption request by 3:00 p.m. Central time, payment of the redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.


To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing securities in the fund's portfolio, rather than paying cash. See "Redemption in Kind" below.



REDEMPTION IN KIND



Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.


HOW TO EXCHANGE SHARES


If you are a plan participant and your investment goals or your financial needs change, you may exchange your shares for Class R shares of another First American Fund offered through your retirement plan. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares.


                      PROSPECTUS - First American Index Funds
                                    Class R Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



To exchange your shares, call your investment firm or plan administrator. In order for your shares to be exchanged the same day, you must call your investment firm or plan administrator by the time specified by that institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your investment firm or plan administrator to promptly transmit your exchange order to the funds.



Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies, or the funds offered through your retirement plan may change, at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Short-Term Trading of Fund Shares" above.


                      PROSPECTUS - First American Index Funds
                                    Class R Shares

Policies and Services

Managing Your Investment

STAYING INFORMED


Shareholder Reports.   Shareholder reports are mailed twice a year, in December
and June. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.


In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.


Statements and Confirmations.   Statements summarizing activity in shareholder
accounts are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account, such as retirement plan participants.


DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly for Equity Index Fund, and quarterly for Mid Cap Index Fund and Small Cap Index Fund. Any capital gains are distributed at least once each year.


Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American Fund or paid in cash. This request may be made by contacting your plan administrator. If you request that your distributions be paid in cash but your distribution check remains uncashed for six months, the uncashed check and all future distributions will be reinvested in fund shares at the current NAV.


TAXES


Class R shares are offered only to tax-qualified retirement plans. Thus, Class R shareholders will not be subject to federal income tax on fund dividends or distributions or on sales or exchanges of fund shares. A plan participant whose retirement plan invests in a fund generally is not taxed on fund dividends or distributions received by the plan or on sales or exchanges of fund shares by the plan for federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. You should consult your tax professional about federal, state and local tax considerations. More information about tax considerations that may affect the funds and their shareholders appears in the SAI.


                      PROSPECTUS - First American Index Funds
                                    Class R Shares

Additional Information
Management


U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2005, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.



Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed full fiscal year.



                                Management fee as a % of
                                average daily net assets
--------------------------------------------------------
EQUITY INDEX FUND                        0.08%
MID CAP INDEX FUND                       0.18%
SMALL CAP INDEX FUND                     0.27%
--------------------------------------------------------



A discussion regarding the basis for the board of directors' approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended September 30, 2005.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation in connection with the following:



Custody Services.   U.S. Bank provides custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.



Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S.
Bancorp Fund Services, LLC (Fund Services), act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund's pro rata portion of up to 0.15% of the aggregate average daily net assets of all open-end funds in the First American family of funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time.



Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services based upon the number of share classes and shareholder accounts maintained. In addition, it receives 0.10% of the relevant fund's average daily net assets for providing certain shareholder services and to reimburse it for making payments to certain financial institutions that maintain and provide services to omnibus accounts.



Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp
Asset Management, receives distribution fees for acting as the funds' distributor.



Securities Lending Services.   In connection with lending their portfolio
securities, the funds pay fees to U.S. Bancorp Asset Management which are equal to 35% of each fund's net income from these securities lending transactions. Effective January 1, 2006, this fee will be reduced to 32%.



Shareholder Servicing Fees.   Each fund has agreed to pay U.S. Bancorp Asset
Management a shareholder servicing fee at an annual rate of 0.15% of the fund's average daily net assets attributable to Class R shares for providing or arranging for the provision of shareholder services to the holders of its Class R shares. U.S. Bancorp Asset Management is currently waiving payment of this fee. This waiver may be discontinued at any time.



Other Compensation.   To the extent that fund shares are held through U.S. Bank
or its broker-dealer affiliate, U.S. Bancorp Investments, Inc. (USBII), those entities may receive payments from the funds' distributor and/or advisor as described above under "Policies and Services -- Purchasing and Redeeming
Shares -- Additional Payments to Institutions" and USBII may receive distribution fees from the funds' distributor.


                      PROSPECTUS - First American Index Funds
                                    Class R Shares

Additional Information
Management CONTINUED

PORTFOLIO MANAGEMENT

The portfolio managers responsible for each Fund's management are:


Walter A. French, Director, Equity Risk Management and Quantitative Products. Mr. French has served as the primary portfolio manager for the Equity Index Fund since October 1999, and the Mid Cap Index Fund and Small Cap Index Fund since March 2001. Mr. French joined U.S. Bancorp Asset Management in 1999 and has 32 years of financial industry experience, including 16 years in portfolio management.



David A. Friar, Quantitative Equity Analyst. Mr. Friar has co-managed the funds since July 2000. Mr. Friar joined U.S. Bancorp Asset Management in 1999 and has eight years of financial industry experience.


                      PROSPECTUS - First American Index Funds
                                    Class R Shares

Additional Information
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class R shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period that the fund or class of shares has been in operation. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.


The Class R shares of the funds were designated Class S shares prior to July 1, 2004. Thus, financial highlights for each fund currently consist of only the historical financial highlights for the Class S shares, which had lower fees and expenses than the Class R shares.



The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.



EQUITY INDEX FUND(1)



                                             Fiscal period                                                          Fiscal period
                                                 ended                                                                  ended
                                              October 31,              Fiscal year ended September 30,              September 30,
                                               2005(2,3)        2005(3)      2004(3)      2003(3)      2002(3)        2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $22.98          $20.91       $18.70       $ 15.30      $ 19.50         $ 18.80
                                                ------          ------       ------       -------      -------         -------
Investment Operations:
 Net Investment Income                            0.01            0.26         0.23          0.21         0.18              --
 Realized and Unrealized Gains (Losses)
  on Investments                                 (0.40)           2.11         2.20          3.39        (4.20)           0.70
                                                ------          ------       ------       -------      -------         -------
 Total From Investment Operations                (0.39)           2.37         2.43          3.60        (4.02)           0.70
                                                ------          ------       ------       -------      -------         -------
Less Distributions:
 Dividends (from net investment income)          (0.02)          (0.30)       (0.22)        (0.20)       (0.18)             --
 Distributions (from net realized
  gains)                                            --              --           --            --           --              --
 Distributions (from return of capital)             --(5)           --(5)        --(5)         --           --              --
                                                ------          ------       ------       -------      -------         -------
 Total Distributions                             (0.02)          (0.30)       (0.22)        (0.20)       (0.18)             --
                                                ------          ------       ------       -------      -------         -------
Net Asset Value, End of Period                  $22.57          $22.98       $20.91       $ 18.70      $ 15.30         $ 19.50
                                                ======          ======       ======       =======      =======         =======
Total Return(6)                                  (1.72)%         11.38%       13.00%        23.66%      (20.79)%          3.72%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $1,715          $1,663       $  333       $52,925      $42,964         $38,220
Ratio of Expenses to Average Net Assets           0.87%           0.87%        0.62%         0.62%        0.62%           0.72%
Ratio of Net Investment Income to
 Average Net Assets                               0.44%           1.14%        1.13%         1.22%        0.93%           0.89%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                              1.19%           1.19%        0.79%         0.80%        0.80%           1.20%
Ratio of Net Investment Income to
 Average Net Assets (excluding waivers)           0.12%           0.82%        0.96%         1.04%        0.75%           0.41%
Portfolio Turnover Rate                             --               4%           1%            1%           8%              6%
---------------------------------------------------------------------------------------------------------------------------------



(1)Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Includes a tax return of capital of less than $0.01.



(6)Total return would have been lower had certain expenses not been waived.


                      PROSPECTUS - First American Index Funds
                                    Class R Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED


MID CAP INDEX FUND(1,2)



                                             Fiscal period                                                          Fiscal period
                                                 ended                                                                  ended
                                              October 31,              Fiscal year ended September 30,              September 30,
                                               2005(3,4)        2005(4)      2004(4)      2003(4)      2002(4)        2001(4,5)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $13.78          $11.83       $10.36       $ 8.50       $ 9.38          $ 11.07
                                                ------          ------       ------       ------       ------          -------
Investment Operations:
 Net Investment Income                              --            0.04         0.06         0.04         0.04             0.04
 Realized and Unrealized Gains (Losses)
  on Investments                                 (0.30)           2.41         1.65         2.09        (0.50)           (1.67)
                                                ------          ------       ------       ------       ------          -------
 Total From Investment Operations                (0.30)           2.45         1.71         2.13        (0.46)           (1.63)
                                                ------          ------       ------       ------       ------          -------
Less Distributions:
 Dividends (from net investment income)             --           (0.08)       (0.05)       (0.04)       (0.04)           (0.06)
 Distributions (from net realized
  gains)                                            --           (0.42)       (0.19)       (0.23)       (0.38)              --
                                                ------          ------       ------       ------       ------          -------
 Total Distributions                                --           (0.50)       (0.24)       (0.27)       (0.42)           (0.06)
                                                ------          ------       ------       ------       ------          -------
Net Asset Value, End of Period                  $13.48          $13.78       $11.83       $10.36       $ 8.50          $  9.38
                                                ======          ======       ======       ======       ======          =======
Total Return(6)                                  (2.18)%         21.09%       16.62%       25.60%       (5.56)%         (14.77)%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $  131          $  122       $    1       $4,134       $3,393          $ 4,301
Ratio of Expenses to Average Net Assets           1.00%           1.00%        0.75%        0.75%        0.75%            0.75%
Ratio of Net Investment Income to
 Average Net Assets                               0.01%           0.28%        0.49%        0.46%        0.37%            0.47%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                              1.20%           1.22%        0.80%        0.84%        0.83%            0.80%
Ratio of Net Investment Income (Loss)
 to Average Net Assets (excluding
 waivers)                                        (0.19)%          0.06%        0.44%        0.37%        0.29%            0.42%
Portfolio Turnover Rate                              1%             15%          14%          23%          19%              43%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar MidCap Index Fund, which merged into the Mid Cap Index Fund on that date.



(2)Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.



(3)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Per share data calculated using average shares outstanding method.



(5)Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.



(6)Total return would have been lower had certain expenses not been waived.


                      PROSPECTUS - First American Index Funds
                                    Class R Shares

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED


SMALL CAP INDEX FUND(1,2)



                                            Fiscal period                                                           Fiscal period
                                                ended                                                                   ended
                                             October 31,               Fiscal year ended September 30,              September 30,
                                              2005(3,4)         2005(4)      2004(4)      2003(4)      2002(4)        2001(4,5)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $14.43          $13.31       $11.41       $ 8.52       $  9.64         $ 12.19
                                                ------          ------       ------       ------       -------         -------
Investment Operations:
 Net Investment Income (Loss)                       --            0.04         0.03         0.05          0.05           (0.01)
 Realized and Unrealized Gains
  (Losses) on Investments                        (0.46)           2.11         1.97         2.88         (1.12)          (1.49)
                                                ------          ------       ------       ------       -------         -------
 Total From Investment Operations                (0.46)           2.15         2.00         2.93         (1.07)          (1.50)
                                                ------          ------       ------       ------       -------         -------
Less Distributions:
 Dividends (from net investment
  income)                                           --           (0.04)       (0.02)       (0.04)        (0.05)             --
 Distributions (from net realized
  gains)                                            --           (0.99)       (0.08)          --            --           (1.05)
                                                ------          ------       ------       ------       -------         -------
 Total Distributions                                --           (1.03)       (0.10)       (0.04)        (0.05)          (1.05)
                                                ------          ------       ------       ------       -------         -------
Net Asset Value, End of Period                  $13.97          $14.43       $13.31       $11.41       $  8.52         $  9.64
                                                ======          ======       ======       ======       =======         =======
Total Return(6)                                  (3.19)%         16.45%       17.65%       34.54%       (11.26)%        (12.82)%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $   23          $   11       $    1       $3,210       $13,576         $13,886
Ratio of Expenses to Average Net
 Assets                                           1.08%           1.15%        0.93%        0.93%         0.93%           0.88%
Ratio of Net Investment Income (Loss)
 to Average Net Assets                            0.02%           0.30%        0.24%        0.52%         0.42%          (0.05)%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                       1.41%           1.43%        0.99%        1.05%         1.09%           0.91%
Ratio of Net Investment Income (Loss)
 to Average Net Assets (excluding
 waivers)                                        (0.31)%          0.02%        0.18%        0.40%         0.26%          (0.08)%
Portfolio Turnover Rate                             --              23%          25%          41%           49%            102%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar Small Cap Index Fund, which merged into the Small Cap Index Fund on that date.



(2)Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.



(3)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Per share data calculated using average shares outstanding method.



(5)For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(6)Total return would have been lower had certain expenses not been waived.


                      PROSPECTUS - First American Index Funds
                                    Class R Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION


More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American Funds' Internet Web site.


FIRST AMERICAN FUNDS WEB SITE


Information about the First American Funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

SEC file number:  811-05309                                    PROINDXRSH  12/05
--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

                                          December 30, 2005




                                          Prospectus
                                          First American Investment Funds, Inc.

                                          ASSET CLASS - STOCK FUNDS

                              INDEX FUNDS

                           CLASS Y SHARES

                                          EQUITY INDEX FUND
                                          MID CAP INDEX FUND
                                          SMALL CAP INDEX FUND

                                          As with all mutual funds, the
                                          Securities and Exchange Commission has
                                          not approved or disapproved the shares
                                          of these funds, or determined if the
                                          information in this prospectus is
                                          accurate or complete. Any statement to
                                          the contrary is a criminal offense.

(FIRST AMERICAN FUNDS LOGO)

TABLE OF
CONTENTS


FUND SUMMARIES
    Equity Index Fund                                                  2
    Mid Cap Index Fund                                                 4
    Small Cap Index Fund                                               6
MORE ABOUT THE FUNDS
    Investment Strategies, Risks and Other Investment
      Matters                                                          8
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                    9
    Managing Your Investment                                          12
ADDITIONAL INFORMATION
    Management                                                        13
    Financial Highlights                                              14
FOR MORE INFORMATION                                          Back Cover

Fund Summaries
INTRODUCTION

          This section of the prospectus describes the objectives of the First American Index Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

                           PROSPECTUS - First American Index Funds
                                         Class Y Shares

Fund Summaries
Equity Index Fund

OBJECTIVE


Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500 Index).


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Equity Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500 Index. The S&P 500 Index is an unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market. As of October 31, 2005, market capitalizations of companies in the S&P 500 Index ranged from approximately $754 million to $358.3 billion.



The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500 Index.



Because the fund may not always hold all of the stocks included in the S&P 500 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 Index in both rising and falling markets.



The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.



The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 Index, and to reduce transaction costs.


PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in Equity Index Fund include:


- Common Stock Risk



- Derivative Instrument Risk



- Failure to Match Index Performance



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                      PROSPECTUS - First American Index Funds
                                    Class Y Shares

Fund Summaries
Equity Index Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


                                  (BAR CHART)


1995                                                                             39.97%
1996                                                                             22.44%
1997                                                                             32.84%
1998                                                                             28.56%
1999                                                                             20.41%
2000                                                                             (9.58)%
2001                                                                            (12.13)%
2002                                                                            (22.19)%
2003                                                                             28.14%
2004                                                                             10.50%



Best Quarter:
Quarter ended                                  December 31, 1998     21.39%
Worst Quarter:
Quarter ended                                  September 30, 2002    (17.17)%






AVERAGE ANNUAL
TOTAL RETURNS                    Inception      One     Five      Ten
AS OF 12/31/04                        Date     Year    Years    Years
---------------------------------------------------------------------
Equity Index Fund
---------------------------------------------------------------------
  Class Y (return before taxes)     2/4/94   10.50%   (2.63)%  11.68%
---------------------------------------------------------------------
  Class Y (return after taxes
  on distributions)                           9.86%   (3.16)%  10.62%
---------------------------------------------------------------------
  Class Y (return after taxes
  on distributions and sale of
  fund shares)                                6.80%   (2.47)%   9.86%
---------------------------------------------------------------------
Standard & Poor's 500
Composite Index(2)
(reflects no deduction for
fees, expenses, or taxes)                    10.88%   (2.30)%  12.07%
---------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.57%.



(2)An unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks.




FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.25%
  Distribution and/or Service (12b-1) Fees                 None
  Other Expenses                                             0.29%
  Total Annual Fund Operating Expenses(1)                    0.54%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.37%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $55
---------------------------------------------------------------
  3 years                                                  $173
---------------------------------------------------------------
  5 years                                                  $302
---------------------------------------------------------------
 10 years                                                  $677


                      PROSPECTUS - First American Index Funds
                                    Class Y Shares

Fund Summaries
Mid Cap Index Fund

OBJECTIVE

Mid Cap Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's MidCap 400 Composite Index (S&P 400 Index).

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Mid Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 400 Index. This index is an unmanaged market-value weighted index consisting of 400 stocks chosen for market size, liquidity, sector representation and other factors that represents the mid range sector of the U.S. stock market. As of October 31, 2005, market capitalizations of companies in the S&P 400 Index ranged from approximately $372 million to $12 billion.


The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 400 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 400 Index.


Because the fund may not always hold all of the stocks included in the S&P 400 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 400 Index in both rising and falling markets.


The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 400 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 400 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 400 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 400 Index, and to reduce transaction costs.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Common Stock Risk



- Derivative Instrument Risk



- Failure to Match Index Performance



- Mid-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                      PROSPECTUS - First American Index Funds
                                    Class Y Shares

Fund Summaries
Mid Cap Index Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


                                  (BAR CHART)


2000                                                                               15.74%
2001                                                                              (2.05)%
2002                                                                             (14.87)%
2003                                                                               34.61%
2004                                                                               15.97%



Best Quarter:
Quarter ended                                  December 31, 2001     17.63%
Worst Quarter:
Quarter ended                                  September 30, 2001    (16.61)%



AVERAGE ANNUAL
TOTAL RETURNS                         Inception      One    Five       Since
AS OF 12/31/04(2)                          Date     Year   Years   Inception
----------------------------------------------------------------------------
Mid Cap Index Fund
 Class Y (return before taxes)          11/4/99   15.97%   8.54%      10.02%
----------------------------------------------------------------------------
 Class Y (return after taxes on
 distributions)                                   15.03%   7.06%       8.54%
----------------------------------------------------------------------------
 Class Y (return after taxes on
 distributions and sale of fund
 shares)                                          11.01%   6.55%       7.87%
----------------------------------------------------------------------------
Standard & Poor's MidCap 400
Index(3) (reflects no deduction for
fees, expenses, or taxes)                         16.48%   9.54%      11.05%
----------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 8.73%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar MidCap Index Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.



(3)An unmanaged market-value weighted index of 400 mid-cap companies.




FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES           None
  (as a percentage of offering price)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                       None
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                               0.25%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                                0.32%
  Total Annual Fund Operating Expenses(1)                       0.57%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.50%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $58
---------------------------------------------------------------
  3 years                                                  $183
---------------------------------------------------------------
  5 years                                                  $318
---------------------------------------------------------------
 10 years                                                  $714


                      PROSPECTUS - First American Index Funds
                                    Class Y Shares

Fund Summaries
Small Cap Index Fund

OBJECTIVE

Small Cap Index Fund's objective is to provide investment results that correspond to the performance of the Russell 2000 Index.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $17 million to $3.5 billion.


The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of at least 90% of the issues included in the Russell 2000 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the Russell 2000 Index.


Because the fund may not always hold all of the stocks included in the Russell 2000 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the Russell 2000 Index in both rising and falling markets.


The fund will attempt to achieve a correlation between the performance of its portfolio and that of the Russell 2000 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 2000 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, exchange traded index funds, and index participation contracts based on the Russell 2000 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the Russell 2000 Index, and to reduce transaction costs.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Common Stock Risk



- Derivative Instrument Risk



- Failure to Match Index Performance



- Small-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                      PROSPECTUS - First American Index Funds
                                    Class Y Shares

Fund Summaries
Small Cap Index Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


                                  (BAR CHART)


1999                                                                             7.91%
2000                                                                             11.73%
2001                                                                             6.47%
2002                                                                             (22.19)%
2003                                                                             46.15%
2004                                                                             17.45%



Best Quarter:
Quarter ended                                  June 30, 2003            23.21%
Worst Quarter:
Quarter ended                                  September 30, 2002      (21.45)%



AVERAGE ANNUAL
TOTAL RETURNS                   Inception      One    Five       Since
AS OF 12/31/04(2)                    Date     Year   Years   Inception
----------------------------------------------------------------------
Small Cap Index Fund
----------------------------------------------------------------------
  Class Y (return before
  taxes)                         12/30/98   17.45%   9.70%       9.83%
----------------------------------------------------------------------
  Class Y (return after taxes
  on distributions)                         15.46%   8.57%       8.78%
----------------------------------------------------------------------
  Class Y (return after taxes
  on distributions and sale of
  fund shares)                              12.21%   7.82%       8.00%
----------------------------------------------------------------------
Russell 2000 Index(3)
(reflects no deduction for
fees, expenses, or taxes)                   18.33%   6.61%       9.36%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.69%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Index Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Small Cap Index Fund was organized on 12/11/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.



(3)An unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-----------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS Y
-----------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
-----------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------
  Management Fees                                           0.40%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                            0.38%
  Total Annual Fund Operating Expenses(1)                   0.78%
-----------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.58%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $80
---------------------------------------------------------------
  3 years                                                  $249
---------------------------------------------------------------
  5 years                                                  $433
---------------------------------------------------------------
 10 years                                                  $966


                      PROSPECTUS - First American Index Funds
                                    Class Y Shares

More About the Funds



Investment Strategies, Risks and Other Investment Matters



OBJECTIVES



The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.



INVESTMENT STRATEGIES



The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. This section provides information about some additional non-principal strategies that the funds' investment advisor may use to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.



Temporary Investments.   In an attempt to respond to adverse market, economic,
political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.



Portfolio Turnover.   Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. Portfolio turnover for the funds is expected to be well below that of actively managed mutual funds. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.



PRINCIPAL RISKS



The principal risks of investing in each fund are identified in the "Fund Summaries" section. These risks are described below.



Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular fund invest, such as large-capitalization stocks, may underperform the market as a whole.



Derivative Instrument Risk.   The use of derivative instruments, such as
options, futures contracts, and options on futures contracts, exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.



Failure to Match Index Performance.   The ability of Equity Index Fund, Mid Cap
Index Fund, and Small Cap Index Fund to replicate the performance of their respective indices may be affected by, among other things, changes in securities markets, the manner in which performance of the index is calculated, changes in the composition of the index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.



Mid-Cap Stock Risk.   While stocks of mid-cap companies may be slightly less
volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.



Small-Cap Stock Risk.   Stocks of small-cap companies involve substantial risk.
These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price. Stocks at the bottom end of the capitalization range in which Small Cap Index Fund may invest sometimes are referred to as "micro-cap" stocks. These stocks may be subject to extreme price volatility, as well as limited liquidity and limited research.



DISCLOSURE OF PORTFOLIO HOLDINGS



A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.


                      PROSPECTUS - First American Index Funds
                                    Class Y Shares

Policies and Services


Purchasing and Redeeming Shares



GENERAL



You may purchase, redeem or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open except that you cannot purchase Class Y shares if federally chartered banks are closed, since these shares must be paid for by wire transfer. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.



The funds have authorized certain financial institutions ("authorized financial intermediaries") to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be equal to that day's net asset value (NAV) per share if your order is received by the funds or an authorized financial intermediary in proper form prior to the time the funds calculates their NAV. See "Calculating Net Asset Value" below. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase and Redeem Shares" and "How to Exchange Shares."



Some financial institutions may charge a fee for helping you purchase, redeem or exchange shares. Contact your financial institution for more information. No such fee will be imposed if you purchase shares directly from the funds.



SHORT-TERM TRADING OF FUND SHARES



The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds' Board of Directors has adopted policies and procedures designed to detect and deter short-term trading in the funds' shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds' shares in violation of these policies. As discussed below, however, there is no guarantee that the funds will be able to detect such trading in all accounts. See "Omnibus Accounts" below. These policies do not apply to purchases and sales of fund shares by other First American Funds.



Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.


In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.



Short-Term Trading Policies.   The funds' advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.



Certain transactions are not subject to the funds' short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA


                      PROSPECTUS - First American Index Funds
                                    Class Y Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



conversions and IRA re-characterizations; regular portfolio re-balancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.



Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds seek to apply their short-term trading policies and procedures to these omnibus account arrangements and will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.



While the funds will request that financial intermediaries apply the funds' short-term trading policies to their customers who invest indirectly in the funds, the funds are limited in their ability to monitor the trading activity or enforce the funds' short-term trading policies with respect to customers of financial intermediaries. For example, the funds might not be able to detect any short-term trading facilitated by a financial intermediary, if this were to occur.



SHARE CLASSES



The funds issue their shares in multiple classes. This prospectus offers Class Y shares.



Class Y shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%. Class Y shares are available to:



- Individual investors who, after their purchase, will hold First American open-end fund shares with a current NAV of at least $5 million. In determining whether the $5 million dollar threshold has been reached, the investor's shares will be aggregated with First American open-end fund shares held at the time of purchase by the investor and by certain related accounts if the investor notifies the fund of the existence of these accounts. See the SAI for details.



- Trust companies or bank trust departments investing $1 million or more in the First American open-end funds.



- Group retirement plans sponsored or administered by an affiliate of the funds' investment advisor.



- Other group retirement plans with at least $5 million in plan assets. This plan asset requirement may be lowered or waived, at the discretion of the funds, for purchases by group retirement plans that are made through financial institutions such as banks or record keepers.



- Persons or plans participating in fee based programs who purchase shares through a financial institution that has a Class Y share selling agreement with the funds' distributor. Class Y shares are available to these investors only for purchases of $25,000 or more.



ADDITIONAL PAYMENTS TO INSTITUTIONS



The advisor and/or the distributor may pay additional compensation to financial institutions (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the "Fund Summaries" section of the prospectus because they are not paid by the funds.


These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.



You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.


                      PROSPECTUS - First American Index Funds
                                    Class Y Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



CALCULATING NET ASSET VALUE



The funds generally calculate their NAV per share as of 3:00 p.m. Central time every day the New York Stock Exchange is open.



A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Securities where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;

- Securities whose trading has been halted or suspended; and

- Securities with limited liquidity, including securities that are restricted as to transfer or resale.


Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.



HOW TO PURCHASE AND REDEEM SHARES


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.


You may purchase or redeem shares by calling your financial institution. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. You cannot purchase shares by wire on days when federally chartered banks are closed.


If the fund or an authorized financial intermediary receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.


To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing securities in the fund's portfolio, rather than paying you in cash. See "Redemption in Kind" below.



REDEMPTION IN KIND



Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.


HOW TO EXCHANGE SHARES


If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American Fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.



To exchange your shares, call your financial institution. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Short-Term Trading of Fund Shares" above.




                      PROSPECTUS - First American Index Funds
                                    Class Y Shares

Policies and Services

Managing Your Investment

STAYING INFORMED


Shareholder Reports.   Shareholder reports are mailed twice a year, in December
and June. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.


In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.


Statements and Confirmations.   Statements summarizing activity in your account
are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.


DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly for Equity Index Fund, and quarterly for Mid Cap Index Fund and Small Cap Index Fund. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.


Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.


TAXES


Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.


Taxes on Distributions.   Each fund pays its shareholders dividends from its net
investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends paid from the net investment income of each fund are taxable either as ordinary income or as "qualified dividends," which are taxable at the same rates as long-term capital gains (currently, subject to a maximum rate of 15%). Each fund will inform its shareholders of the portion of its dividends (if any) that constitutes "qualified dividends." Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Mid Cap Index Fund and Small Cap Index Fund expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of capital gains.

Taxes on Transactions.   The sale of fund shares, or the exchange of one fund's
shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

                      PROSPECTUS - First American Index Funds
                                    Class Y Shares

Additional Information
Management


U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2005, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.



Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed full fiscal year.



                                Management fee as a % of
                                average daily net assets
--------------------------------------------------------
EQUITY INDEX FUND                        0.08%
MID CAP INDEX FUND                       0.18%
SMALL CAP INDEX FUND                     0.27%



A discussion regarding the basis for the board of directors' approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended September 30, 2005.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation in connection with the following:



Custody Services.   U.S. Bank provides custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.



Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S.
Bancorp Fund Services, LLC (Fund Services) acts the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund's pro rata portion of up to 0.15% of the aggregate average daily net assets of all open-end funds in the First American family of funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time.



Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services based upon the number of share classes and shareholder accounts maintained. In addition, it receives 0.10% of the relevant fund's average daily net assets for providing certain shareholder services and to reimburse it for making payments to certain financial institutions that maintain and provide services to omnibus accounts.



Securities Lending Services.   In connection with lending their portfolio
securities, the funds pay fees to U.S. Bancorp Asset Management which are equal to 35% of each fund's net income from these securities lending transactions. Effective January 1, 2006, this fee will be reduced to 32%.



Other Compensation.   To the extent that fund shares are held through U.S. Bank
or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive payments from the funds' distributor and/or advisor as described above under "Policies and Services -- Purchasing and Redeeming
Shares -- Additional Payments to Institutions."


PORTFOLIO MANAGEMENT

The portfolio managers responsible for each Fund's management are:


Walter A. French, Director, Equity Risk Management and Quantitative Products. Mr. French has served as the primary portfolio manager for the Equity Index Fund since October 1999, and the Mid Cap Index Fund and Small Cap Index Fund since March 2001. Mr. French joined U.S. Bancorp Asset Management in 1999 and has 32 years of financial industry experience, including 16 years in portfolio management.



David A. Friar, Quantitative Equity Analyst. Mr. Friar has co-managed the funds since July 2000. Mr. Friar joined U.S. Bancorp Asset Management in 1999 and has eight years of financial industry experience.


                      PROSPECTUS - First American Index Funds
                                    Class Y Shares

Additional Information

Financial Highlights

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period that the fund or class of shares has been in operation. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.



The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.



EQUITY INDEX FUND



                                    Fiscal period
                                        ended
                                     October 31,                            Fiscal year ended September 30,
                                      2005(1,2)         2005(2)         2004(2)         2003(2)         2002(2)         2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of
 Period                              $    22.99        $    20.91      $    18.69      $    15.30      $    19.49      $    27.74
                                     ----------        ----------      ----------      ----------      ----------      ----------

Investment Operations:
 Net Investment Income                     0.02              0.40            0.29            0.25            0.23            0.23
 Realized and Unrealized Gains
  (Losses) on Investments                 (0.41)             2.08            2.22            3.38           (4.19)          (7.42)
                                     ----------        ----------      ----------      ----------      ----------      ----------
 Total From Investment
  Operations                              (0.39)             2.48            2.51            3.63           (3.96)          (7.19)
                                     ----------        ----------      ----------      ----------      ----------      ----------

Less Distributions:
 Dividends (from net
  investment income)                      (0.02)            (0.40)          (0.29)          (0.24)          (0.23)          (0.23)
 Distributions (from net
  realized gains)                            --                --              --              --              --           (0.83)
 Distributions (from return of
  capital)                                --(3)             --(3)           --(3)              --              --              --
                                     ----------        ----------      ----------      ----------      ----------      ----------
 Total Distributions                      (0.02)            (0.40)          (0.29)          (0.24)          (0.23)          (1.06)
                                     ----------        ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Period       $    22.58        $    22.99      $    20.91      $    18.69      $    15.30      $    19.49
                                     ==========        ==========      ==========      ==========      ==========      ==========
Total Return(4)                           (1.69)%           11.92%          13.45%          23.89%         (20.56)%        (26.78)%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period
 (000)                               $1,882,517        $1,940,567      $1,979,198      $1,771,795      $1,135,653      $1,567,607
Ratio of Expenses to Average
 Net Assets                                0.37%             0.37%           0.37%           0.37%           0.37%           0.35%
Ratio of Net Investment Income
 to Average Net Assets                     0.94%             1.78%           1.38%           1.46%           1.16%           0.99%
Ratio of Expenses to Average
 Net Assets (excluding
 waivers)                                  0.54%             0.54%           0.54%           0.55%           0.55%           0.89%
Ratio of Net Investment Income
 to Average Net Assets
 (excluding waivers)                       0.77%             1.61%           1.21%           1.28%           0.98%           0.45%
Portfolio Turnover Rate                      --                 4%              1%              1%              8%              6%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30, to October
   31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Includes a tax return of capital of less than $0.01.



(4)Total return would have been lower had certain expenses not been waived.


                      PROSPECTUS - First American Index Funds
                                    Class Y Shares

Additional Information
Financial Highlights CONTINUED


MID CAP INDEX FUND(1)



                                                 Fiscal period                                                     Fiscal period
                                                     ended                                                             ended
                                                  October 31,            Fiscal year ended September 30,           September 30,
                                                   2005(2,3)     2005(3)      2004(3)      2003(3)      2002(3)      2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $  13.83      $  11.84     $  10.37     $   8.51     $   9.38      $  12.55
                                                   --------      --------     --------     --------     --------      --------

Investment Operations:
 Net Investment Income                                 0.01          0.12         0.08         0.06         0.06          0.08
 Realized and Unrealized Gains (Losses) on
  Investments                                         (0.31)         2.41         1.66         2.09        (0.49)        (2.11)
                                                   --------      --------     --------     --------     --------      --------
 Total From Investment Operations                     (0.30)         2.53         1.74         2.15        (0.43)        (2.03)
                                                   --------      --------     --------     --------     --------      --------

Less Distributions:
 Dividends (from net investment income)                  --         (0.12)       (0.08)       (0.06)       (0.06)        (0.07)
 Distributions (from net realized gains)                 --         (0.42)       (0.19)       (0.23)       (0.38)        (1.07)
                                                   --------      --------     --------     --------     --------      --------
 Total Distributions                                     --         (0.54)       (0.27)       (0.29)       (0.44)        (1.14)
                                                   --------      --------     --------     --------     --------      --------
Net Asset Value, End of Period                     $  13.53      $  13.83     $  11.84     $  10.37     $   8.51      $   9.38
                                                   ========      ========     ========     ========     ========      ========
Total Return(5)                                       (2.17)%       21.82%       16.97%       25.86%       (5.23)%      (17.34)%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $342,072      $353,354     $313,403     $239,174     $198,545      $176,857
Ratio of Expenses to Average Net Assets                0.50%         0.50%        0.50%        0.50%        0.50%         0.50%
Ratio of Net Investment Income to Average Net
 Assets                                                0.51%         0.92%        0.73%        0.71%        0.63%         0.75%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                   0.55%         0.57%        0.55%        0.59%        0.58%         0.53%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                            0.46%         0.85%        0.68%        0.62%        0.55%         0.72%
Portfolio Turnover Rate                                   1%           15%          14%          23%          19%           43%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar MidCap Index Fund, which merged into the Mid Cap Index Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30, to October
   31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Total return would have been lower had certain expenses not been waived.


                      PROSPECTUS - First American Index Funds
                                    Class Y Shares

Additional Information
Financial Highlights CONTINUED


SMALL CAP INDEX FUND(1)



                                                      Fiscal period                                                 Fiscal period
                                                          ended                                                         ended
                                                       October 31,          Fiscal year ended September 30,         September 30,
                                                        2005(2,3)     2005(3)     2004(3)     2003(3)     2002(3)     2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                    $  14.57      $  13.43    $  11.51    $   8.57    $  9.70      $ 12.24
                                                        --------      --------    --------    --------    -------      -------

Investment Operations:
 Net Investment Income                                      0.01          0.11        0.07        0.07       0.07         0.02
 Realized and Unrealized Gains (Losses) on
  Investments                                              (0.46)         2.12        1.99        2.94      (1.13)       (1.50)
                                                        --------      --------    --------    --------    -------      -------
 Total From Investment Operations                          (0.45)         2.23        2.06        3.01      (1.06)       (1.48)
                                                        --------      --------    --------    --------    -------      -------

Less Distributions:
 Dividends (from net investment income)                       --         (0.10)      (0.06)      (0.07)     (0.07)       (0.01)
 Distributions (from net realized gains)                      --         (0.99)      (0.08)         --         --        (1.05)
                                                        --------      --------    --------    --------    -------      -------
 Total Distributions                                          --         (1.09)      (0.14)      (0.07)     (0.07)       (1.06)
                                                        --------      --------    --------    --------    -------      -------
Net Asset Value, End of Period                          $  14.12      $  14.57    $  13.43    $  11.51    $  8.57      $  9.70
                                                        ========      ========    ========    ========    =======      =======
Total Return(5)                                            (3.09)%       16.93%      18.02%      35.23%    (11.09)%     (12.56)%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                         $153,572      $164,156    $156,411    $119,102    $94,749      $54,169
Ratio of Expenses to Average Net Assets                     0.58%         0.65%       0.68%       0.68%      0.68%        0.66%
Ratio of Net Investment Income to Average Net
 Assets                                                     0.52%         0.78%       0.54%       0.68%      0.68%        0.19%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                   0.76%         0.78%       0.77%       0.80%      0.84%        0.68%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                                 0.34%         0.65%       0.45%       0.56%      0.52%        0.17%
Portfolio Turnover Rate                                       --            23%         25%         41%        49%         102%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar Small Cap Index Fund, which merged into the Small Cap Index Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30, to October
   31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Total return would have been lower had certain expenses not been waived.


                      PROSPECTUS - First American Index Funds
                                    Class Y Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION


More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American Funds' Internet Web site.


FIRST AMERICAN FUNDS WEB SITE


Information about the First American Funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

SEC file number:  811-05309                                      PROINDXY  12/05
--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

                                          December 30, 2005




                                          Prospectus
                                          First American Investment Funds, Inc.

                                          ASSET CLASS - BOND FUNDS

                             INCOME FUNDS

     CLASS A, CLASS B, AND CLASS C SHARES

                                          CORE BOND FUND
                                          HIGH INCOME BOND FUND
                                          INFLATION PROTECTED SECURITIES FUND
                                          INTERMEDIATE GOVERNMENT BOND FUND
                                          INTERMEDIATE TERM BOND FUND
                                          SHORT TERM BOND FUND

                                          TOTAL RETURN BOND FUND

                                          U.S. GOVERNMENT MORTGAGE FUND

                                          As with all mutual funds, the
                                          Securities and Exchange Commission has
                                          not approved or disapproved the shares
                                          of these funds, or determined if the
                                          information in this prospectus is
                                          accurate or complete. Any statement to
                                          the contrary is a criminal offense.

(FIRST AMERICAN FUNDS LOGO)

TABLE OF
CONTENTS


FUND SUMMARIES
    Core Bond Fund                                                     2
    High Income Bond Fund                                              4
    Inflation Protected Securities Fund                                6
    Intermediate Government Bond Fund                                  8
    Intermediate Term Bond Fund                                       10
    Short Term Bond Fund                                              12
    Total Return Bond Fund                                            14
    U.S. Government Mortgage Fund                                     18
MORE ABOUT THE FUNDS
    Investment Strategies, Risks and Other Investment
      Matters                                                         20
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                   24
    Managing Your Investment                                          32
ADDITIONAL INFORMATION
    Management                                                        33
    Financial Highlights                                              35
FOR MORE INFORMATION                                          Back Cover

Fund Summaries
Introduction

          This section of the prospectus describes the objectives of the First American Income Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                          PROSPECTUS - First American Income Funds
                                        Class A, Class B, and Class C Shares

Fund Summaries
Core Bond Fund

OBJECTIVE

Core Bond Fund's objective is to provide investors with high current income consistent with limited risk to capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Core Bond Fund invests in investment grade debt securities, such as:


- U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.


- residential and commercial mortgage-backed securities.



- asset-backed securities.


- corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.


Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.


Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.


The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments.


Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.


To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.



The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS


The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



- Dollar Roll Transaction Risk



- Foreign Security Risk



- Income Risk



- Interest Rate Risk



- Mortgage- and Asset-Backed Securities Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax


                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Fund Summaries
Core Bond Fund CONTINUED

returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)


                                  (BAR CHART)


1995                                                                            17.02%
1996                                                                            3.20%
1997                                                                            8.47%
1998                                                                            8.67%
1999                                                                            (3.00)%
2000                                                                            10.79%
2001                                                                            7.84%
2002                                                                            8.04%
2003                                                                            3.95%
2004                                                                            3.53%


Best Quarter:
Quarter ended                             June 30, 1995         6.06%
Worst Quarter:
Quarter ended                             June 30, 2004         (2.54)%


AVERAGE ANNUAL                                                            Since
TOTAL RETURNS                       Inception      One   Five    Ten  Inception
AS OF 12/31/04                           Date     Year  Years  Years  (Class C)
-------------------------------------------------------------------------------
Core Bond Fund
-------------------------------------------------------------------------------
 Class A (return before taxes)       12/22/87   (0.85)% 5.88%  6.27%        N/A
-------------------------------------------------------------------------------
 Class A (return after taxes on
 distributions)                                 (2.10)% 3.97%  4.06%        N/A
-------------------------------------------------------------------------------
 Class A (return after taxes on
 distributions and sale of fund
 shares)                                        (0.56)% 3.86%  3.99%        N/A
-------------------------------------------------------------------------------
 Class B (return before taxes)         8/5/94   (2.28)% 5.72%  5.95%        N/A
-------------------------------------------------------------------------------
 Class C (return before taxes)         2/1/99    1.68%  5.96%    N/A      4.39%
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index(2)
(reflects no deduction for fees,
expenses, or taxes)                              4.34%  7.71%  7.72%      6.27%
-------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.54%.



(2)An unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS A      CLASS B      CLASS C
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)         4.25%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                    0.00%(2)     5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                   $50           $50          $50
---------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
---------------------------------------------------------------------------------
  Management Fees                                 0.50%        0.50%        0.50%
  Distribution and/or Service (12b-1) Fees        0.25%        1.00%        1.00%
  Other Expenses                                  0.30%        0.30%        0.30%
  Total Annual Fund Operating Expenses(3)         1.05%        1.80%        1.80%
----------------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.95%, 1.70%, and 1.70%, respectively, for Class A, Class B, and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
  1 year                   $528         $683           $183         $283           $183
---------------------------------------------------------------------------------------
  3 years                  $745         $966           $566         $566           $566
---------------------------------------------------------------------------------------
  5 years                  $980       $1,175           $975         $975           $975
---------------------------------------------------------------------------------------
 10 years                $1,653       $1,919         $1,919       $2,116         $2,116



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Fund Summaries

High Income Bond Fund

OBJECTIVE

High Income Bond Fund's objective is to provide investors with a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, High Income Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.


There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.


The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments.



The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater that the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



- Foreign Security Risk



- High-Yield Securities Risk



- Income Risk



- Interest Rate Risk



- Liquidity Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Fund Summaries
High Income Bond Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)


(BAR CHART)

2002                                                                             -1.22%
2003                                                                             24.03%
2004                                                                             10.30%

Best Quarter:
Quarter ended                                  June 30, 2003         9.36%
Worst Quarter:
Quarter ended                                  September 30, 2002    (4.90)%


AVERAGE ANNUAL TOTAL RETURNS              Inception      One       Since
AS OF 12/31/04(2)                              Date     Year   Inception
------------------------------------------------------------------------
High Income Bond Fund
------------------------------------------------------------------------
 Class A (return before taxes)              8/30/01    5.62%       6.18%
------------------------------------------------------------------------
 Class A (return after taxes on
 distributions)                                        3.00%       3.17%
------------------------------------------------------------------------
 Class A (return after taxes on
 distributions and sale of fund shares)                3.54%       3.36%
------------------------------------------------------------------------
 Class B (return before taxes)              8/30/01    4.53%       6.10%
------------------------------------------------------------------------
 Class C (return before taxes)              8/30/01    8.52%       6.79%
------------------------------------------------------------------------
Lehman Corporate High Yield 2%
Constrained Index(3)
(reflects no deduction for fees,
expenses, or taxes)                                   11.14%      10.83%
------------------------------------------------------------------------
Lehman Corporate High Yield Index(4)
(reflects no deduction for fees,
expenses, or taxes)                                   11.13%      10.40%
------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.72%.



(2)Performance presented prior to 3/13/03 represents that of First American High Yield Bond Fund, which merged into the fund on that date.



(3)An unmanaged index that covers the universe of fixed-rate, dollar-denominated, below-investment-grade debt with at least one year to final maturity with total index allocation to an individual issuer being limited to 2%. Previously, the fund used the Lehman Corporate High Yield Index as a benchmark. Going forward, the fund will use the Lehman Corporate High Yield 2% Constrained Index as a comparison, because its composition better matches the fund's investment strategies. The since inception performance of the index is calculated from 8/31/01.



(4)An unmanaged index that covers the universe of fixed-rate, dollar-denominated, below-investment-grade debt with at least one year to final maturity.



FEES AND EXPENSES


As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS A      CLASS B      CLASS C
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)         4.25%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                    0.00%(2)     5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                   $50           $50          $50
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------
  Management Fees                             0.70%        0.70%        0.70%
  Distribution and/or Service (12b-1)
  Fees                                        0.25%        1.00%        1.00%
  Other Expenses                              0.32%        0.32%        0.32%
  Total Annual Fund Operating Expenses(3)     1.27%        2.02%        2.02%
------------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.10%, 1.85%, and 1.85%, respectively, for Class A, Class B, and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
  1 year                   $549         $705           $205         $305           $205
---------------------------------------------------------------------------------------
  3 years                  $811       $1,034           $634         $634           $634
---------------------------------------------------------------------------------------
  5 years                $1,092       $1,288         $1,088       $1,088         $1,088
---------------------------------------------------------------------------------------
 10 years                $1,894       $2,155         $2,155       $2,348         $2,348



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Fund Summaries
Inflation Protected Securities Fund

OBJECTIVE

Inflation Protected Securities Fund seeks to provide investors with total return while providing protection against inflation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Inflation Protected Securities Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in inflation protected debt securities. These securities will be issued by the U.S. and non-U.S. governments, their agencies and instrumentalities, and domestic and foreign corporations. The fund's investments in U.S. Government inflation protected securities will include U.S. Treasury inflation-protection securities as well as inflation protected securities issued by agencies and instrumentalities of the U.S. Government. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. Some securities issued by agencies and instrumentalities of the U.S. Government are supported only by the credit of the issuing agency or instrumentality.

Inflation protected debt securities are designed to provide protection against the negative effects of inflation. Unlike traditional debt securities, which pay regular fixed interest payments on a fixed principal amount, interest payments on inflation protected debt securities will vary with the rate of inflation. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (CPI-U) as the inflation measure. Inflation protected bonds issued by foreign governments and corporations are generally linked to a non-U.S. inflation rate.

Inflation protected debt securities have two common structures. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. If the index measuring the rate of inflation rises, the principal value of the security will increase. Because interest payments will be calculated with respect to a larger principal amount, interest payments also will increase. Conversely, if the index measuring the rate of inflation falls, the principal value of the security will fall and interest payments will decrease. Other issuers adjust the interest rates payable on the security according to the rate of inflation, but the principal amount remains the same.

In the event of sustained deflation, the U.S. Treasury has guaranteed that it will repay at maturity at least the original face value of the inflation protected securities that it issues. Other inflation protected debt securities that accrue inflation into their principal value may or may not provide a similar guarantee. For securities that do not provide such a guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal value.

Up to 20% of the Fund's assets may be invested in holdings that are not inflation protected. These holdings may include the following:

- domestic and foreign corporate debt obligations.

- securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

- debt obligations of foreign governments.

- residential and commercial mortgage-backed securities.


- asset-backed securities.


- derivative instruments, as discussed below.


When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions. The managers then select securities that they believe have strong relative value based on an analysis of a security's characteristics (such as principal value, coupon rate, maturity, duration and yield) in light of these general economic factors and market conditions. The managers will sell securities if the securities no longer meet these criteria, if other investments appear to be a better relative value, to manage the duration of the fund, or to meet redemption requests.



The fund invests primarily in securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. However, up to 10% of the fund's net assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. Quality determinations regarding unrated securities will be made by the fund's advisor.



The fund may invest up to 20% of its net assets in non-dollar denominated securities, and may invest without limitation in U.S. dollar denominated securities of foreign corporations and governments.


The fund may invest in debt securities of any maturity, but expects to maintain, under normal market conditions, a weighted average effective maturity of between 8 and 15 years and an average effective duration of between 4 and 10 years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.


                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Fund Summaries
Inflation Protected Securities Fund  CONTINUED


The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; foreign currency contracts; options on foreign currencies; interest rate caps and floors; index- and other asset-linked notes; swap agreements, including swap agreements on interest rates, currency rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may also invest in commodity-linked derivative instruments, including swap agreements on commodity indexes or specific commodities; commodity options, futures and options on futures; and commodity-linked notes. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter ("OTC") market. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater that the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates, inflation and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



- Foreign Security Risk



- High-Yield Securities Risk



- Income Risk



- Indexing Methodology Risk



- Interest Rate Risk



- International Investing Risk



- Liquidity Risk



- Mortgage- and Asset-Backed Securities Risk



- Tax Consequences of Inflation Adjustments


See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


Because Inflation Protected Securities Fund has not been offered for a full calendar year, no performance information is presented.


FEES AND EXPENSES


As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)        CLASS A      CLASS C
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)             4.25%(1)      0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price
  or redemption proceeds, whichever is less)      0.00%(2)      1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below
  $500                                           $50          $50
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------
  Management Fees                                 0.50%         0.50%
  Distribution and/or Service (12b-1) Fees        0.25%         1.00%
  Other Expenses                                  0.34%         0.34%
  Total Annual Fund Operating Expenses(3)         1.09%         1.84%
-----------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.85% and 1.60%, respectively, for Class A and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



                                                    CLASS C       CLASS C
                                                   assuming   assuming no
                                                 redemption    redemption
                                                  at end of     at end of
                                      CLASS A   each period   each period
-------------------------------------------------------------------------
  1 year                                 $531         $287           $187
-------------------------------------------------------------------------
  3 years                                $757         $579           $579
-------------------------------------------------------------------------
  5 years                              $1,000         $995           $995
-------------------------------------------------------------------------
 10 years                              $1,697       $2,159         $2,159



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Fund Summaries
Intermediate Government Bond Fund

OBJECTIVE

Intermediate Government Bond Fund's objective is to provide investors with current income that is exempt from state income tax, to the extent consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Intermediate Government Bond Fund invests substantially all of its assets in U.S. government securities that pay interest that is generally exempt from state income tax. U.S. government securities are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. government securities that pay interest exempt from state income tax include U.S. Treasury obligations and obligations issued by certain U.S. government agencies or instrumentalities, including, but not limited to, the following:


- Federal Farm Credit Banks.



- Federal Home Loan Banks System.


- Tennessee Valley Authority.

Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. Some securities issued by agencies and instrumentalities of the U.S. Government are supported only by the credit of the issuing agency or instrumentality.


In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio and geographical diversification.



Under normal market conditions, the fund attempts to maintain an effective duration between 2.5 and 7 years and a weighted average effective maturity between 3 and 10 years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk


See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower.



The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Fund Summaries

Intermediate Government Bond Fund CONTINUED



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)


                        (ANNUAL TOTAL RETURNS BAR CHART)


2003                                                                                1.55%
2004                                                                                1.48%


Best Quarter:
Quarter ended                                  March 31, 2004        1.93%
Worst Quarter:
Quarter ended                                  June 30, 2004         (2.41)%


AVERAGE ANNUAL TOTAL RETURNS           Inception       One       Since
AS OF 12/31/04                              Date      Year   Inception
----------------------------------------------------------------------
Intermediate Government Bond Fund
----------------------------------------------------------------------
  Class A (return before taxes)         10/25/02   (0.75)%           1.10%
----------------------------------------------------------------------
  Class A (return after taxes on
  distributions)                                   (2.42)%          (1.25)%
----------------------------------------------------------------------
  Class A (return after taxes on
  distributions and sale of fund
  shares)                                           0.40%            0.09%
----------------------------------------------------------------------
Lehman Intermediate Treasury Bond
Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                 2.02%            2.33%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.18%.



(2)An unmanaged index comprised of public obligations of the U.S. Treasury with a remaining maturity between one and ten years. The since inception performance of the index is calculated from 10/31/02.



FEES AND EXPENSES


The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


----------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)               CLASS A
----------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      2.25%(1)
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances over $500          $50
----------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------
  Management Fees                                          0.50%
  Distribution and/or Service (12b-1) Fees(2)              0.25%
  Other Expenses                                           0.34%
  Total Annual Fund Operating Expenses(3)                  1.09%
-----------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(2)The distributor is currently limiting its 12b-1 fees to 0.15%. This limitation may be terminated at any time.



(3)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.75%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



  1 year                                                       $334
-------------------------------------------------------------------
  3 years                                                      $564
-------------------------------------------------------------------
  5 years                                                      $812
-------------------------------------------------------------------
 10 years                                                    $1,524



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Fund Summaries
Intermediate Term Bond Fund

OBJECTIVE

Intermediate Term Bond Fund's objective is to provide investors with current income to the extent consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Intermediate Term Bond Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as:

- U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.


- residential and commercial mortgage-backed securities.



- asset-backed securities.


- corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.


Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.



Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.



The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments.


Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of three to ten years and an average effective duration of two to six years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.


To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.



The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



- Dollar Roll Transaction Risk



- Foreign Security Risk



- Income Risk



- Interest Rate Risk



- Mortgage- and Asset-Backed Securities Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Fund Summaries
Intermediate Term Bond Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)


                                  (BAR CHART)


1996                                                                                3.81%
1997                                                                                7.07%
1998                                                                                7.64%
1999                                                                                0.75%
2000                                                                                9.91%
2001                                                                                7.46%
2002                                                                                8.00%
2003                                                                                3.91%
2004                                                                                2.67%


Best Quarter:
Quarter ended                             June 30, 1995         4.96%
Worst Quarter:
Quarter ended                             June 30, 2004         (2.47)%


AVERAGE ANNUAL TOTAL RETURNS             Inception      One    Five       Since
AS OF 12/31/04(2)                             Date     Year   Years   Inception
-------------------------------------------------------------------------------
Intermediate Term Bond Fund
-------------------------------------------------------------------------------
 Class A (return before taxes)              1/9/95    0.33%   5.86%       6.33%
-------------------------------------------------------------------------------
 Class A (return after taxes on
 distributions)                                      (0.85)%  3.98%       4.21%
-------------------------------------------------------------------------------
 Class A (return after taxes on
 distributions and sale of fund shares)               0.39%   3.88%       4.11%
-------------------------------------------------------------------------------
Lehman Intermediate Gov't/Credit Bond
Index(3)
(reflects no deduction for fees,
expenses, or taxes)                                   3.04%   7.21%       7.04%
-------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.02%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar Intermediate Bond Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.



(3)An unmanaged index of investment grade, fixed income securities with maturities of one to ten years. The since inception performance of the index is calculated from 1/31/95.



FEES AND EXPENSES


As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS A
-----------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                       2.25%(1)
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below $500          $50
-----------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------
  Management Fees                                           0.50%
  Distribution and/or Service (12b-1) Fees(2)               0.25%
  Other Expenses                                            0.30%
  Total Annual Fund Operating Expenses(3)                   1.05%
------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(2)The distributor is currently limiting its 12b-1 fees to 0.15%. This limitation may be terminated at any time.



(3)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.75%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



  1 year                                                   $330
---------------------------------------------------------------
  3 years                                                  $552
---------------------------------------------------------------
  5 years                                                  $791
---------------------------------------------------------------
 10 years                                                $1,479



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Fund Summaries
Short Term Bond Fund

OBJECTIVE

Short Term Bond Fund's objective is to provide investors with current income while maintaining a high degree of principal stability.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Short Term Bond Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as:


- residential and commercial mortgage-backed securities.



- asset-backed securities.


- corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.

- U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

- commercial paper.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.


Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.



The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments.



Under normal market conditions the fund attempts to maintain a weighted average effective maturity and an average effective duration for its portfolio securities of one to three years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.



The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Income Risk



- Interest Rate Risk



- Mortgage- and Asset-Backed Securities Risk



See "More About the Fund" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower.



The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Fund Summaries
Short Term Bond Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)



                                  (BAR CHART)

1995                                                                                8.23%
1996                                                                                5.60%
1997                                                                                5.93%
1998                                                                                6.08%
1999                                                                                3.34%
2000                                                                                8.17%
2001                                                                                7.15%
2002                                                                                6.00%
2003                                                                                1.85%
2004                                                                                0.96%


Best Quarter:
Quarter ended                             September 30, 2001    3.15%
Worst Quarter:
Quarter ended                             June 30, 2004         (1.24)%


AVERAGE ANNUAL TOTAL RETURNS              Inception       One    Five     Ten
AS OF 12/31/04                                 Date      Year   Years   Years
-----------------------------------------------------------------------------
Short Term Bond Fund
-----------------------------------------------------------------------------
 Class A (return before taxes)             12/14/92   (1.26)%   4.30%   5.07%
-----------------------------------------------------------------------------
 Class A (return after taxes on
 distributions)                                       (2.07)%   2.66%   3.11%
-----------------------------------------------------------------------------
 Class A (return after taxes on
 distributions and sale of fund shares)               (0.82)%   2.66%   3.09%
-----------------------------------------------------------------------------
Lehman 1-3 Year Gov't/Credit Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                     1.30%   5.41%   5.98%
-----------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 0.86%.



(2)An unmanaged index of investment grade, fixed income securities with maturities ranging from one to three years.



FEES AND EXPENSES


As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS A
-----------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                       2.25%(1)
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below $500          $50
-----------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------
  Management Fees                                           0.50%
  Distribution and/or Service (12b-1) Fees(2)               0.25%
  Other Expenses                                            0.30%
  Total Annual Fund Operating Expenses(3)                   1.05%
------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(2)The distributor is currently limiting its 12b-1 fees to 0.15%. This limitation may be terminated at any time.



(3)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.75%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



  1 year                                                   $330
---------------------------------------------------------------
  3 years                                                  $552
---------------------------------------------------------------
  5 years                                                  $791
---------------------------------------------------------------
 10 years                                                $1,479



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Fund Summaries


Total Return Bond Fund



OBJECTIVE



Total Return Bond Fund's objective is to provide investors with a high level of current income consistent with prudent risk to capital. While the fund may realize some capital appreciation, the fund primarily seeks to achieve total return through preserving capital and generating income.



PRINCIPAL INVESTMENT STRATEGIES



Under normal market conditions, Total Return Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in the following types of debt securities:



- U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).



- residential and commercial mortgage-backed securities.



- asset-backed securities.



- domestic and foreign corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.



- debt obligations of foreign governments.



Up to 30% of the fund's total assets may be invested collectively in the following categories of debt securities, provided that the fund will not invest more than 20% of its total assets in any single category:



- securities rated lower than investment grade or unrated securities of comparable quality (securities commonly referred to as "high-yield" or "junk bonds") as determined by the fund's advisor. The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality.



- non-dollar denominated debt obligations of foreign corporations and governments. (The fund may invest without limitation in U.S. dollar denominated securities of foreign issuers that are not located in emerging market countries.)



- debt obligations issued by governmental and corporate issuers that are located in emerging market countries. A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for rapid economic growth, provided that no issuer included in the fund's current benchmark index will be considered to be located in an emerging market country.



Fund managers make buy, sell, and hold decisions using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries. Fund managers also analyze expected changes to the yield curve under multiple market conditions to help define maturity and duration selection.


The fund invests primarily in securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. As noted above, however, up to 20% of the fund's total assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality. Quality determinations regarding unrated securities will be made by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.



To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.



Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.



The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps and floors; foreign currency contracts; options on foreign currencies; interest rate, total return and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly. The fund will gain exposure to non-dollar denominated securities markets exclusively through the use of derivatives until such time as the fund is operationally capable of investing directly in such securities markets. At such time, the fund will gain exposure to non-dollar denominated securities markets through the use of derivatives, direct investment, or some combination of both as determined by the fund's advisor.



PRINCIPAL RISKS



The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Fund Summaries


Total Return Bond Fund  CONTINUED



- Dollar Roll Transaction Risk



- Emerging Markets Risk



- Foreign Security Risk



- High-Yield Securities Risk



- Income Risk



- Interest Rate Risk



- International Risk



- Liquidity Risk



- Mortgage- and Asset-Backed Securities Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE



The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.



The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.



The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



Effective May 13, 2005, the fund's name was changed from Corporate Bond Fund to Total Return Bond Fund, and the fund's principal investment strategy was changed from investing primarily in corporate debt obligations to investing primarily in the types of debt securities listed above. As a result, the performance information provided below for periods prior to May 13, 2005 reflects the performance of an investment portfolio that is materially different from the fund's current investment portfolio.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)



                                  (BAR CHART)

2001                                                                                7.14%
2002                                                                                5.62%
2003                                                                                9.77%
2004                                                                                5.54%



Best Quarter:
Quarter ended                                  June 30, 2003         6.43%
Worst Quarter:
Quarter ended                                  June 30, 2004         (3.60)%



AVERAGE ANNUAL TOTAL RETURNS            Inception      One       Since
AS OF 12/31/04                               Date     Year   Inception
----------------------------------------------------------------------
Total Return Bond Fund
----------------------------------------------------------------------
  Class A (return before taxes)            2/1/00    1.09%       6.52%
----------------------------------------------------------------------
  Class A (return after taxes on
  distributions)                                    (0.49)%      3.92%
----------------------------------------------------------------------
  Class A (return after taxes on
  distributions and sale of fund
  shares)                                            0.68%       3.93%
----------------------------------------------------------------------
  Class B (return before taxes)            2/1/00   (0.26)%      6.32%
----------------------------------------------------------------------
  Class C (return before taxes)            2/1/00    3.67%       6.61%
----------------------------------------------------------------------
Lehman U.S. Credit A/BBB Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                  5.66%       8.92%
----------------------------------------------------------------------
Lehman Aggregate Bond Index(3)
(reflects no deduction for fees,
expenses, or taxes)                                  4.34%       7.92%
----------------------------------------------------------------------



()(1)Total return for the period from 1/1/05 through 9/30/05 was 1.73%.



()(2)An unmanaged index comprised of fixed-rate, dollar-denominated U.S.
     corporate securities rated BBB or A based on the lower of Moody's and Standard & Poor's ratings, with at least one year to final maturity. The since inception performance of the index is calculated from 1/31/00.



()(3)In the future, the fund's performance will be compared to the Lehman
     Aggregate Bond Index because of the change in principal investment strategies. The Lehman Aggregate Bond Index is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market. The since inception performance of the index is calculated from 1/31/00.



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Fund Summaries


Total Return Bond Fund  CONTINUED



FEES AND EXPENSES



As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.



-----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS A      CLASS B      CLASS C
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)         4.25%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                    0.00%(2)     5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                   $50           $50          $50
---------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
---------------------------------------------------------------------------------
  Management Fees                                 0.60%        0.60%        0.60%
  Distribution and/or Service (12b-1) Fees        0.25%        1.00%        1.00%
  Other Expenses                                  0.33%        0.33%        0.33%
  Total Annual Fund Operating Expenses(3)         1.18%        1.93%        1.93%
----------------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers and restated to reflect the current management fee. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.00%, 1.75%, and 1.75%, respectively, for Class A, Class B, and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



                                        CLASS B       CLASS B       CLASS C       CLASS C
                                       assuming   assuming no      assuming   assuming no
                                     redemption    redemption    redemption    redemption
                                      at end of     at end of     at end of     at end of
                          CLASS A   each period   each period   each period   each period
-----------------------------------------------------------------------------------------
  1 year                     $540         $696           $196         $296           $196
-----------------------------------------------------------------------------------------
  3 years                    $784       $1,006           $606         $606           $606
-----------------------------------------------------------------------------------------
  5 years                  $1,046       $1,242         $1,042       $1,042         $1,042
-----------------------------------------------------------------------------------------
 10 years                  $1,796       $2,059         $2,059       $2,254         $2,254



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

                      (This page intentionally left blank)


                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Fund Summaries
U.S. Government Mortgage Fund

OBJECTIVE

U.S. Government Mortgage Fund's objective is to provide investors with high current income to the extent consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, U.S. Government Mortgage Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality. Mortgage-backed securities include securities issued by U.S. government-sponsored entities such as Ginnie Mae, Fannie Mae, and Freddie Mac.


When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.



Under normal market conditions, the fund attempts to maintain a weighted average effective maturity of ten years or less. The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:

- Active Management Risk


- Credit Risk



- Derivative Instrument Risk



- Income Risk



- Interest Rate Risk



- Mortgage- and Asset-Backed Securities Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Fund Summaries
U.S. Government Mortgage Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)


                                  (BAR CHART)

1995                                                                               14.95
1996                                                                                3.01
1997                                                                                6.37
1998                                                                                6.43
1999                                                                                0.69
2000                                                                                9.49
2001                                                                                7.34
2002                                                                                8.19
2003                                                                                2.19
2004                                                                                3.23

Best Quarter:
Quarter ended                             June 30, 1995         5.38%
Worst Quarter:
Quarter ended                             June 30, 2004         (1.18)%


AVERAGE ANNUAL                                                   Since      Since
TOTAL RETURNS              Inception      One   Five    Ten  Inception  Inception
AS OF 12/31/04(2)               Date     Year  Years  Years  (Class B)  (Class C)
---------------------------------------------------------------------------------
U.S. Government Mortgage
Fund
---------------------------------------------------------------------------------
 Class A (return before
 taxes)                       6/2/88   (1.15)% 5.23%  5.70%        N/A        N/A
---------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions)               (2.59)% 3.25%  3.56%        N/A        N/A
---------------------------------------------------------------------------------
 Class A (return after
 taxes on distributions
 and sale of fund shares)              (0.77)% 3.26%  3.54%        N/A        N/A
---------------------------------------------------------------------------------
 Class B (return before
 taxes)                      5/11/95   (2.39)% 4.79%    N/A      4.85%        N/A
---------------------------------------------------------------------------------
 Class C (return before
 taxes)                      9/24/01    1.47%    N/A    N/A        N/A      3.32%
---------------------------------------------------------------------------------
Lehman Mortgage-Backed
Securities Index(3)
(reflects no deduction
for fees, expenses, or
taxes)                                  4.70%  7.14%  7.56%      6.94%      5.19%
---------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.41%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar U.S. Government Securities Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar U.S. Government Securities Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.



(3)An unmanaged index comprised of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.



FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS A      CLASS B      CLASS C
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)         4.25%(1)     0.00%        0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase
  price or redemption proceeds, whichever
  is less)                                    0.00%(2)     5.00%        1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances
  below $500                                   $50           $50          $50
---------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
---------------------------------------------------------------------------------
  Management Fees                                 0.50%        0.50%        0.50%
  Distribution and/or Service (12b-1) Fees        0.25%        1.00%        1.00%
  Other Expenses                                  0.33%        0.33%        0.33%
  Total Annual Fund Operating Expenses(3)         1.08%        1.83%        1.83%
----------------------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.95%, 1.70%, and 1.70%, respectively, for Class A, Class B, and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
  1 year                   $530          $686          $186          $286          $186
---------------------------------------------------------------------------------------
  3 years                  $754          $976          $576          $576          $576
---------------------------------------------------------------------------------------
  5 years                  $995        $1,190          $990          $990          $990
---------------------------------------------------------------------------------------
 10 years                $1,686        $1,951        $1,951        $2,148        $2,148



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

More About The Funds


Investment Strategies, Risks and Other Investment Matters



OBJECTIVES



The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.



INVESTMENT STRATEGIES



The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. This section provides more information about some of the funds' principal and non-principal investment strategies. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information
(SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.



U.S. Government Agency Securities.   The U.S. Government agency securities in
which the funds may invest include securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC), the Federal Farm Credit Bank
(FFCB), the U.S. Agency for International Development (U.S. AID), the Federal Home Loan Banks (FHLB) and the Tennessee Valley Authority (TVA). Securities issued by GNMA, TVA and U.S. AID are backed by the full faith and credit of the U.S. Government. Securities issued by FNMA and FHLMC are supported by the right to borrow directly from the U.S. Treasury. The other U.S. Government agency and instrumentality securities in which the funds invest are backed solely by the credit of the agency or instrumentality issuing the obligations. No assurances can be given that the U.S. Government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so.



Inflation Protected Securities Fund may invest in inflation protected securities issued by U.S. Government agencies. Currently, there are such securities available in the secondary market that have been issued by FNMA, FHLB, and TVA.



Asset-Backed Securities.   Asset-backed securities in which the funds may invest
are supported by credit card loans, automobile loans, home equity loans, corporate bonds, commercial loans, or other loans or receivables that by their terms convert into cash within a finite time period.



Effective Maturity and Effective Duration. Certain funds attempt to maintain a specified weighted average effective maturity and/or average effective duration. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.



Effective duration, another measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid, and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.



Ratings.   Certain funds have investment strategies requiring them to invest in debt securities that have received a particular rating from a rating service such as Moody's or Standard & Poor's. Any reference in this prospectus to a specific rating encompasses all gradations of that rating. For example, if the prospectus says that a fund may invest in securities rated as low as B, the fund may invest in securities rated B-.



Temporary Investments.   In an attempt to respond to adverse market, economic,
political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. These investments may result in a lower yield than would be available from investments with a lower quality or longer term and may prevent a fund from achieving its investment objectives.



Portfolio Turnover.   Fund managers may trade securities frequently, resulting,
from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.



PRINCIPAL RISKS



The principal risks of investing in each fund are identified in the "Fund Summaries" section. These risks are described below.



Active Management Risk.   Each fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

More About The Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.



Call Risk.   Each of the funds may invest in debt securities, which are subject to call risk. Bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Each of the funds is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.



Credit Risk.   Each fund is subject to the risk that the issuers of debt
securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of a fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for a fund to sell. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or Standard & Poor's.



Intermediate Government Bond Fund and U.S. Government Mortgage Fund invest primarily in U.S. government securities, which have historically involved little risk of loss of principal if held to maturity. Nevertheless, certain of these securities are supported only by the credit of the issuer or instrumentality. Core Bond Fund, Intermediate Bond Fund and Short-Term Bond Fund attempt to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities.



Derivative Instrument Risk.   The use of derivative instruments exposes a fund
to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices, foreign currencies, index prices, or interest rates will not move in the direction that the advisor anticipates; in the case of a credit default swap, the risk that the advisor will not correctly evaluate the creditworthiness of the company or companies on which the swap is based; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.



The funds may enter into over-the-counter (OTC) transactions in derivatives. Transactions in the OTC markets generally are conducted on a principal-to-principal basis. The terms and conditions of these instruments generally are not standardized and tend to be more specialized or complex, and the instruments may be harder to value. In addition, there may not be a liquid market for OTC derivatives. As a result, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.



Inflation Protected Securities Fund's investments in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.



Dollar Roll Transaction Risk.   In a dollar roll transaction, a fund sells
mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of a fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments, and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit a fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by a fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.



Emerging Markets Risk.   The risks of international investing are particularly
significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable (which includes an amplified risk of war and terrorism), than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets. Fluctuations in the prices of securities of issuers in emerging



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

More About The Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



markets can be especially sudden and substantial. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on economies and securities markets of certain emerging market countries.



Foreign Security Risk.   Each fund (other than Intermediate Government Bond Fund
and U.S. Government Mortgage Fund) may invest in dollar denominated foreign securities. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.



High-Yield Securities Risk.   A significant portion of the portfolio of High
Income Bond Fund, and up to 10% of the net assets of Inflation Protected Securities Fund and 20% of the total assets of Total Return Bond Fund, may consist of lower-rated corporate debt obligations, which are commonly referred to as "high-yield" securities or "junk bonds." Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.



Income Risk.   Each fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk" above, or prepaid, see "Mortgage and Asset-Backed Securities Risk" below) in lower-yielding securities.



Indexing Methodology Risk.   Interest payments on inflation protected debt
securities will vary with the rate of inflation, as measured by a specified index. There can be no assurance that the CPI-U (used as the inflation measure by U.S. Treasury inflation protected securities) or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If the market perceives that the adjustment mechanism of an inflation protected security does not accurately adjust for inflation, the value of the security could be adversely affected. There may be a lag between the time a security is adjusted for inflation and the time interest is paid on that security. This may have an adverse effect on the trading price of the security, particularly during periods of significant, rapid changes in inflation. In addition, to the extent that inflation has increased during the period of time between the inflation adjustment and the interest payment, the interest payment will not be protected from the inflation increase.



Interest Rate Risk.   Debt securities in the funds will fluctuate in value with
changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall.



The effect of interest rate changes on the inflation protected securities held by Inflation Protected Securities Fund will be somewhat different. Interest rates have two components: a "real" interest rate and an increment that reflects investor expectations of future inflation. Because interest rates on inflation protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the values of inflation protected debt securities are expected to change in response to changes in "real" interest rates. Generally, the value of an inflation protected debt security will fall when real interest rates rise and rise when real interest rates fall.



International Investing Risk.   Inflation Protected Securities Fund and Total
Return Bond Fund may invest up to 20% of their net assets in non-dollar denominated foreign securities. Investing in these securities involves risks not typically associated with U.S. investing. These risks include:



Currency Risk. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the funds' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the funds.



Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.



Foreign Tax Risk. The funds' income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the funds also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

More About The Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



the extent foreign income taxes are paid by the funds, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the SAI for details.



Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing, and financial reporting standards or other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.



Investment Restriction Risk. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.



Political and Economic Risks. International investing is subject to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets.



Liquidity Risk.   High Income Bond Fund, Inflation Protected Securities Fund and
Total Return Bond Fund are exposed to liquidity risk because of their investment in high-yield bonds. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, these funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on a fund's performance. Infrequent trading may also lead to greater price volatility.



Mortgage- and Asset-Backed Securities Risk. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans, home equity loans, corporate bonds, or commercial loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. A fund holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.



Mortgage-and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short-or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.



Tax Consequences of Inflation Adjustments. Periodic adjustments for inflation to the principal amount of an inflation protected security will give rise to original issue discount, which will be includable in gross income for Inflation Protected Securities Fund. Because the fund is required to distribute its taxable income to avoid corporate level tax, the fund may be required to make annual distributions to shareholders that exceed the cash it receives, which may require the fund to liquidate certain investments when it is not advantageous to do so.



DISCLOSURE OF PORTFOLIO HOLDINGS



A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares



GENERAL



You may purchase, redeem, or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.



The funds have authorized certain investment professionals and financial institutions ("authorized financial intermediaries") to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be based on that day's net asset value (NAV) per share if your order is received by the funds or an authorized financial intermediary in proper form prior to the time the funds calculate their NAV. See "Calculating Net Asset Value" below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase Shares," "How to Redeem Shares," and "How to Exchange Shares."



Some investment professionals or financial institutions may charge a fee for helping you purchase, redeem or exchange shares. Contact your investment professional or financial institution for more information. No such fee will be imposed if you purchase shares directly from the funds.



SHORT-TERM TRADING OF FUND SHARES



The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds' Board of Directors has adopted policies and procedures designed to detect and deter short-term trading in the funds' shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds' shares in violation of these policies. As discussed below, however, there is no guarantee that the funds will be able to detect such trading in all accounts. See "Omnibus Accounts" below. These policies do not apply to purchases and sales of fund shares by other First American Funds.



Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.



In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.



Short-Term Trading Policies.   The funds' advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.



Certain transactions are not subject to the funds' short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio re-balancings in fee-based programs of registered investment



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares
                                       24
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Policies and Services


Purchasing and Redeeming Shares  CONTINUED



advisors, financial planners and registered broker-dealers; and similar transactions.



Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds seek to apply their short-term trading policies and procedures to these omnibus account arrangements and will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.



While the funds will request that financial intermediaries apply the funds' short-term trading policies to their customers who invest indirectly in the funds, the funds are limited in their ability to monitor the trading activity or enforce the funds' short-term trading policies with respect to customers of financial intermediaries. For example, the funds might not be able to detect any short-term trading facilitated by a financial intermediary, if this were to occur.



SHARE CLASSES



The funds issue their shares in multiple classes. This prospectus offers Class A, Class B, and Class C shares of Core Bond Fund, High Income Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund; Class A and Class C shares of Inflation Protected Securities Fund; and Class A shares of Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund. Each class has a different cost structure. You should decide which class best suits your needs.



Class A shares may be a better choice if your investment qualifies for a reduced sales charge. You should not place Class B or Class C share orders that would cause your total investment in First American Funds Class A, B and C shares (not including First American money market funds) to equal or exceed $100,000 in the case of an order for Class B shares or $1 million dollars in the case of an order for Class C shares, using the aggregation principles discussed below under "Reducing Your Sales Charge on Class A Shares." To the extent operationally possible, these orders will be automatically rejected.


Class A Shares.   Class A shares have:


- a front-end sales charge, which is reduced for larger purchases.



- annual shareholder servicing (12b-1) fees of 0.25%.


Class B Shares.   Class B shares have:

- no front-end sales charge.


- a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase.



- annual distribution and shareholder servicing (12b-1) fees of 1.00%.



- automatic conversion to Class A shares eight years after purchase. This reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.


Class C Shares.   Class C shares have:


- a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 12 months of purchase.



- annual distribution and shareholder servicing (12b-1) fees of 1.00%.


- Class C shares do not convert to Class A shares so they will continue to have higher annual expenses than Class A shares for as long as you hold them.

12B-1 FEES


Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.



For                       12b-1 fees are equal to:
------------------------------------------------------------
Class A shares            0.25% of average daily net assets*
Class B shares            1.00% of average daily net assets
Class C shares            1.00% of average daily net assets


Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.


                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares  CONTINUED



The funds' distributor uses the shareholder servicing fee to compensate investment professionals and financial institutions (institutions) for sales and/or administrative services performed on behalf of the institution's customers. These institutions receive shareholder servicing fees equal to 0.25%* of a fund's Class A, Class B, and Class C share average daily net assets attributable to shares sold through them. For Class A shares, the distributor begins to pay shareholder servicing fees to these institutions immediately after you purchase shares. For Class B and Class C shares, the distributor begins to pay shareholder servicing and distribution fees to these institutions one year after you purchase shares, but only if you continue to hold the shares at that time. In both cases, the institutions continue to receive these fees for as long as you hold fund shares. The funds' distributor also pays institutions that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The funds' distributor retains the Class B share 0.75% annual distribution fee in order to finance the payment of sales commissions to institutions which sell Class B shares. See "Determining Your Share
Price -- Class B Shares" below.



ADDITIONAL PAYMENTS TO INSTITUTIONS



The advisor and/or the distributor may pay additional compensation to investment professionals and financial institutions (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the "Fund Summaries" section of the prospectus because they are not paid by the funds.


These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.

---------------


(*)The distributor has agreed to limit its Class A share 12b-1 fee for Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund to 0.15%. Therefore, the distributor will proportionately reduce the annual fee referred to above that it pays to institutions in connection with their sales of Class A shares of those funds.



You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.



CALCULATING NET ASSET VALUE



The funds generally calculate their NAV as of 3:00 p.m. Central time every day the New York Stock Exchange is open.



A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Securities, including securities traded in foreign markets, where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;

- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is no current market value quotation; and

- Securities with limited liquidity, including certain high-yield securities or securities that are restricted as to transfer or resale.


Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.


DETERMINING YOUR SHARE PRICE

Class A Shares. Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.


                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares  CONTINUED


Intermediate Government Bond Fund
Intermediate Term Bond Fund
Short Term Bond Fund

                                                 Maximum
                           Sales Charge        Reallowance
                       As a % of   As a % of    as a % of
                       Offering    Net Asset    Purchase
                         Price       Value        Price
----------------------------------------------------------
Less than $50,000        2.25%       2.30%        2.00%
$50,000 - $99,999        2.00%       2.04%        1.75%
$100,000 - $249,999      1.75%       1.78%        1.50%
$250,000 - $499,999      1.25%       1.27%        1.00%
$500,000 - $999,999      1.00%       1.01%        0.75%
$1 million and over      0.00%       0.00%        0.00%


Core Bond Fund

High Income Bond Fund
Inflation Protected Securities Fund

Total Return Bond Fund

U.S. Government Mortgage Fund

                                                 Maximum
                           Sales Charge        Reallowance
                       As a % of   As a % of    as a % of
                       Offering    Net Asset    Purchase
                         Price       Value        Price
----------------------------------------------------------
Less than $50,000        4.25%       4.44%        4.00%
$50,000 - $99,999        4.00%       4.17%        3.75%
$100,000 - $249,999      3.50%       3.63%        3.25%
$250,000 - $499,999      2.50%       2.56%        2.25%
$500,000 - $999,999      2.00%       2.04%        1.75%
$1 million and over      0.00%       0.00%        0.00%

The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.


Reducing Your Sales Charge on Class A Shares. As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. In determining whether you are entitled to pay a reduced sales charge, you may aggregate certain other purchases with your current purchase, as described below.



It is your responsibility to determine whether you are entitled to pay a reduced sales charge. The fund is not responsible for making this determination. To receive a reduced sales charge, you must notify the fund at the time of the purchase order that a quantity discount may apply to your current purchase. If you purchase shares by mail, you must notify the fund in writing. Otherwise, simply inform your investment professional or financial institution, or Investor Services if you are purchasing shares directly from the funds, and they will notify the fund.


You should provide your investment professional or financial institution with information or records regarding any other accounts in which there are holdings eligible to be aggregated, including:


- all of your accounts at your investment professional's firm or at your financial institution.



- all of your accounts at any other firm or financial institution.


- all accounts of any related party (such as a spouse or dependent child) held with any investment professional or financial institution.

You should keep the records necessary to demonstrate the purchase price of shares held in these accounts since neither the fund and its transfer agent nor your investment professional or financial institution may have this information.


Prior Purchases. Prior purchases of Class A, Class B, and Class C shares of any First American Fund (except a money market fund) will be factored into your sales charge calculation. You will receive credit for the current net asset value of the other Class A, Class B, and Class C shares you hold at the time of your purchase, including shares held in individual retirement, custodial or personal trust accounts. For example, let's say you're making a $10,000 investment and you already own other First American Fund Class A shares that are currently valued at $45,000. You will receive credit for the current value of these shares and your sales charge will be based on a total purchase amount of $55,000. If the current net asset value of your shares is less than their original purchase price, you may receive credit for their original purchase price instead, but only if you provide a written request to the funds and provide them with the records necessary to demonstrate the shares' purchase price.



Purchases by Related Accounts. Concurrent and prior purchases by certain other accounts of Class A, Class B, and Class C shares of any First American Fund also will be combined with your purchase to determine your sales charge. The fund will combine purchases made by you, your spouse or domestic partner, and your dependent children when it calculates the sales charge, including purchases in individual retirement, custodial and personal trust accounts.



Letter of Intent. If you plan to invest $50,000 or more over a 13-month period in Class A, Class B, or Class C shares of any First American fund except the money market funds, you may reduce your sales charge for Class A purchases by signing a non-binding letter of intent. If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "Class A Share Investments of Over $1 Million" below.



More information on these ways to reduce your sales charge appears in the SAI.



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares
                                       27
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Policies and Services


Purchasing and Redeeming Shares  CONTINUED



Purchasing Class A Shares Without a Sales Charge. The following persons may purchase a fund's Class A shares at net asset value without a sales charge:



- full-time employees and retirees of the advisor.



- directors and advisory board members of the advisor's affiliates.



- current and retired officers and directors of the funds.



- full-time employees of any broker-dealer authorized to sell fund shares.



- full-time employees of the fund's counsel.



- members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).



- persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.



- trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.



- group retirement plans sponsored or administered by affiliates of the advisor.



- group retirement plans with at least $2.5 million in plan assets. (This minimum may be waived at the discretion of the distributor for purchases by group retirement plans made through financial institutions such as banks or record keepers.)



- Certain Country Fund shareholders purchasing shares of High Income Bond Fund. See the SAI.



Class A Share Investments of Over $1 Million. There is no initial sales charge on Class A share purchases of $1 million or more (including purchases that reach the $1 million level as a result of aggregating prior purchases and purchases by related accounts). However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge
(CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase in the case of a partial redemption. If you redeem all of your shares, the CDSC is based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.



To help lower your costs, shares that are not subject to a CDSC will be redeemed first. Other shares will then be redeemed in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:



- redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.



- redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.



- redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. The systematic withdrawal limit will be based on the market value of your account at the time of each withdrawal.



- redemptions required as a result of over contribution to an IRA plan.



Switch Program.   As a condition of the Edward D. Jones & Co., L.P. ("Edward
Jones") court settlement for undisclosed revenue sharing arrangements with mutual fund complexes not affiliated with the First American Funds, Edward Jones provided its customers the opportunity to exchange shares of those mutual fund complexes for shares of other mutual funds, including the First American Funds, at net asset value during the 90 day period from August 19 until November 16, 2005.



Additional Information.   A link to information regarding the funds' sales
charge breakpoints is available on the funds' web site at http://www.firstamericanfunds.com.



Class B Shares.   Your purchase price for Class B shares is their net asset
value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a CDSC. Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.25% (4.00% for High Income Bond Fund) of the amount invested to investment professionals and financial institutions that sell Class B shares. The funds' distributor receives any CDSC imposed when you sell your Class B shares.



Your CDSC will be based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be redeemed in the order that minimizes your CDSC.


Year since purchase                   CDSC as a % of the
of original fund shares              value of your shares
---------------------------------------------------------
First                                         5%
Second                                        5%
Third                                         4%
Fourth                                        3%
Fifth                                         2%
Sixth                                         1%
Seventh                                       0%
Eighth                                        0%

The CDSC you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your CDSC.

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will


                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares  CONTINUED


automatically convert to Class A shares eight years after the beginning of the month in which you purchased the shares.


The CDSC for Class B shares will be waived in the same circumstances as the Class A share CDSC. See "Class A Share Investments of Over $1 Million" above.



Class C Shares.   Your purchase price for Class C shares is their net asset
value -- there is no front-end sales charge. However, if you redeem your shares within 12 months of purchase, you will be assessed a CDSC of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC you pay may differ slightly from this amount because of rounding that occurs in the calculation used to determine your CDSC. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be redeemed in the order that minimizes your CDSC.



Although you pay no front-end sales charge when you purchase Class C shares, the funds' distributor pays a sales commission of 1% of the amount invested to investment professionals or participating institutions that sell Class C shares. The distributor receives any CDSC imposed when you redeem your Class C shares.



The CDSC for Class C shares will be waived in the same circumstances as the Class A share CDSC. See "Class A Share Investments of Over $1 Million" above.



Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.



HOW TO PURCHASE SHARES


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.


You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for shares offered through certain institutions and for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.



By Phone.   You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. You also may place purchase orders of $100 or more by calling Investor Services at 800 677-FUND. Funds will be transferred electronically from your bank account through the Automated Clearing House (ACH) network. Before making a purchase by electronic funds transfer, you must submit a new account form to the funds and elect this option. Be sure to include all of your banking information on the form.



By Wire.   You may purchase shares by making a wire transfer from your bank.
Before making an initial investment by wire, you must submit a new account form to the funds. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next NAV calculated after the funds' custodian receives your payment by wire. Before making any additional purchases by wire, you should call Investor Services at 800 677-FUND. You cannot purchase shares by wire on days when federally chartered banks are closed.



By Mail.   To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:


First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

- all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.


- cash, money orders, cashier's checks for less than $10,000, third-party checks, Treasury checks, credit card checks, traveler's checks, starter checks, and credit cards will not be accepted.


- if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred by the fund as a result of your check failing to clear.


Investing Automatically.   To purchase shares as part of a savings discipline,
you may add to your investment on a regular basis:


- by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors


                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares  CONTINUED


  Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.


- through automatic monthly exchanges of your First American fund into another First American Fund of the same class.



You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.



HOW TO REDEEM SHARES



When you redeem shares, the proceeds normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.



To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing securities in the fund's portfolio, rather than paying you in cash. See "Redemption in Kind" below.



By Phone.   If you purchased shares through an investment professional or financial institution, simply call them to redeem your shares.



If you did not purchase shares through an investment professional or financial institution, you may redeem your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. The First American Funds reserve the right to limit telephone redemptions to $50,000 per day.



If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.



By Mail.   To redeem shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:


First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

- name of the fund.
- account number.

- dollar amount or number of shares redeemed.

- name on the account.

- signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

- you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

- you would like the check mailed to an address other than the address on the fund's records, or you have changed the address on the fund's records within the last 30 days.

- your redemption request is for $50,000 or more.

- bank information related to an automatic investment plan, telephone purchase or telephone redemption is changed.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.


Systematic Withdrawals.   If your account has a value of $5,000 or more, you may
redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.



You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.



REDEMPTION IN KIND



Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Policies and Services


Purchasing and Redeeming Shares  CONTINUED



REINVESTING AFTER A REDEMPTION



If you redeem Class A shares of a First American Fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the Fund directly in writing or notify your investment professional or financial institution.


HOW TO EXCHANGE SHARES


If your investment goals or your financial needs change, you may move from one First American Fund to another First American Fund. There is no fee to exchange shares.



Generally, you may exchange your shares only for the same class of shares of the other fund. However, you may exchange your Class A shares for Class Y shares of the same or another First American Fund if you subsequently become eligible to purchase Class Y shares.



Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American Fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American Fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.



Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See Short-Term Trading of Fund Shares" above.



By Phone.   If both funds have identical shareholder registrations, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call Investor Services at 800 677-FUND.



By Mail.   To exchange shares by written request, please follow the procedures under "How to Redeem Shares" above. Be sure to include the names of both funds involved in the exchange.



ACCOUNTS WITH LOW BALANCES



If your account balance falls below $500 as a result of redeeming or exchanging shares, the funds reserve the right to either:



- deduct a $50 annual account maintenance fee, or


- close your account and send you the proceeds, less any applicable contingent deferred sales charge.



Before taking any action, however, the funds will send you written notice of the action they intend to take and give you 30 days to re-establish a minimum account balance of $500.


TELEPHONE TRANSACTIONS


You may purchase, redeem, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.


The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.


It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Policies and Services
Managing Your Investment

STAYING INFORMED

Shareholder Reports.   Shareholder reports are mailed twice a year, in November
and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.


Statements and Confirmations.   Statements summarizing activity in your account
are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements for shares held in a brokerage account.


DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.


Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American Fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.


TAXES


Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.


Taxes on Distributions.   Each fund pays its shareholders dividends from its net
investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of ordinary income and that the distributions will not be treated as "qualified dividends" that are taxed at the same rates as long-term capital gains.

Taxes on Transactions.   The sale of fund shares, or the exchange of one fund's
shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Additional Information
Management


U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2005, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.



Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.



                                          Management fee
                                       as a % of average
                                        daily net assets
--------------------------------------------------------
CORE BOND FUND                               0.40%
HIGH INCOME BOND FUND                        0.45%
INFLATION PROTECTED SECURITIES FUND          0.26%
INTERMEDIATE GOVERNMENT BOND FUND            0.26%
INTERMEDIATE TERM BOND FUND                  0.30%
SHORT TERM BOND FUND                         0.30%
TOTAL RETURN BOND FUND                       0.43%
U.S. GOVERNMENT MORTGAGE FUND                0.37%
--------------------------------------------------------



A discussion regarding the basis for the board of directors' approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended September 30, 2005.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation in connection with the following:



Custody Services.   U.S. Bank provides custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.



Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S.
Bancorp Fund Services, LLC (Fund Services), act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund's pro rata portion of up to 0.15% of the aggregate average daily net assets of all open-end funds in the First American family of funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time.



Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services based upon the number of share classes and shareholder accounts maintained. In addition, it receives 0.10% of the relevant fund's average daily net assets for providing certain shareholder services and to reimburse it for making payments to certain financial institutions that maintain and provide services to omnibus accounts.



Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp
Asset Management, receives distribution and shareholder servicing fees for acting as the funds' distributor.



Securities Lending Services.   In connection with lending their portfolio
securities, the funds (other than Intermediate Government Bond Fund) pay fees to U.S. Bancorp Asset Management which are equal to 35% of each fund's net income from these securities lending transactions. Effective January 1, 2006, this fee will be reduced to 32%.



Other Compensation.   To the extent that fund shares are held through U.S. Bank
or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds' distributor as well as other payments from the funds' distributor and/or advisor as described above under "Policies and Services -- Purchasing and Redeeming Shares -- Additional Payments to Institutions."



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Additional Information
Management CONTINUED

PORTFOLIO MANAGEMENT

The portfolio managers primarily responsible for the Funds' management are set forth below followed by the portfolio managers' biographies.


Core Bond Fund.   Timothy A. Palmer has served as the primary portfolio manager for the fund since May 2003. Wan-Chong Kung and Chris J. Neuharth have co-managed the fund since June 2001 and October 2002, respectively.



High Income Bond Fund.   Douglas P. Hedberg has served as the primary portfolio
manager for the fund since August 2001. Philip A. Melville and John T. Fruit have co-managed the fund since April 2003 and November 2005, respectively.



Inflation Protected Securities Fund.   Wan-Chong Kung has served as the primary
portfolio manager for the fund and Linda M. Sauber has co-managed the fund since October 2004.



Intermediate Government Bond Fund.   Wan-Chong Kung has served as the primary
portfolio manager for the fund since November 2002 and Linda M. Sauber has co-managed the fund since February 2003.



Intermediate Term Bond Fund.   Wan-Chong Kung has served as the primary
portfolio manager for the fund since October 2002 and Jeffrey J. Ebert has co-managed the fund since February 2000.



Short Term Bond Fund.   Chris J. Neuharth has served as the primary portfolio
manager for the fund since March 2004 and Marie A. Newcome has co-managed the fund since January 2005.



Total Return Bond Fund.   Timothy A. Palmer has served as the primary portfolio
manager for the fund since May 2005. Wan-Chong Kung and Chris J. Neuharth have co-managed the fund since May 2005, and Jeffrey J. Ebert has co-managed the fund since February 2000.



U.S. Government Mortgage Fund.   Chris J. Neuharth has served as the primary
portfolio manager for the fund since September 2001 and Jason J. O'Brien has co-managed the fund since October 2001.


PORTFOLIO MANAGER BIOGRAPHIES


Jeffrey J. Ebert, Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1991 and has 16 years of financial industry experience.



John T. Fruit, CFA, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 2001 as a senior credit research analyst. Prior to that, he worked for Aid Association for Lutherans as a fixed-income analyst/trader. He also previously did analysis and institutional trading for Arbor Research and Trading and worked in sales and trading in securities lending and fixed income for that firm. Mr. Fruit has more than 18 years of financial industry experience.



Douglas P. Hedberg, CFA, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1997 and has 42 years of financial industry experience, including 27 years in portfolio management.



Wan-Chong Kung, CFA, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1993 and has 14 years of portfolio management experience.



Philip A. Melville, CFA, Director, Taxable Fixed-Income Research, joined U.S. Bancorp Asset Management in 2003. Prior to that, he worked for New York Life Investment Management from June 2002 until April 2003 and Credit Suisse Asset Management from October 1999 until June 2002. Mr. Melville has 19 years of financial industry experience.



Chris J. Neuharth, CFA, Senior Fixed-Income Portfolio Manager, rejoined U.S. Bancorp Asset Management in 2000. He has 25 years of financial industry experience, including 21 years in portfolio management. From August 1999 to February 2000, Mr. Neuharth was employed by Brinson Partners where he served as a director and senior portfolio manager.



Marie A. Newcome, CFA, Senior Fixed-Income Portfolio Analyst, joined U.S. Bancorp Asset Management in 2004. Prior to that, Ms. Newcome held multiple positions at American Express Financial Advisors, specializing in government, global, corporate, and mortgage-backed bond portfolios. She has 14 years of financial industry experience.



Jason J. O'Brien, CFA, Senior Fixed-Income Trader, joined U.S. Bancorp Asset Management in 1996 and has 13 years of financial industry experience.



Timothy A. Palmer, CFA, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in May 2003. Mr. Palmer was a Senior Fixed-Income Portfolio Manager at American Express Financial Advisors from April 2001 until February 2003. Prior to joining American Express, Mr. Palmer was Managing Principal and CEO at Atlas Capital Management LLC, a fixed-income management company. Mr. Palmer has 20 years of financial industry experience, including 17 years in portfolio management.



Linda M. Sauber, Fixed-Income Trader, joined U.S. Bancorp Asset Management in 2003. Prior to that, Ms. Sauber obtained her MBA from the University of St. Thomas after working as a senior fixed-income trader with Advantus Capital Management. She has 18 years of financial industry experience.



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Additional Information
Financial Highlights

The tables that follow present performance information about the Class A, Class B, and Class C shares of the funds (to the extent the funds offer the various classes). This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.



Except as noted in the following sentence, the information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for Intermediate Term Bond Fund and U.S. Government Mortgage Fund for the fiscal period ended October 31, 2000, has been audited by other auditors.


CORE BOND FUND


                                                                              Fiscal year ended September 30,
CLASS A SHARES                                                2005(1)       2004(1)         2003          2002        2001(1)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $  11.27      $  11.56      $  11.45      $  11.37      $  10.69
                                                              --------      --------      --------      --------      --------
Investment Operations:
 Net Investment Income                                            0.40          0.38          0.42          0.55          0.61
 Realized and Unrealized Gains (Losses) on Investments           (0.09)        (0.09)         0.15          0.08          0.69
                                                              --------      --------      --------      --------      --------
 Total From Investment Operations                                 0.31          0.29          0.57          0.63          1.30
                                                              --------      --------      --------      --------      --------
Less Distributions:
 Dividends (from net investment income)                          (0.42)        (0.41)        (0.46)        (0.55)        (0.62)
 Distributions (from net realized gains)                         (0.01)        (0.17)           --            --            --
                                                              --------      --------      --------      --------      --------
 Total Distributions                                             (0.43)        (0.58)        (0.46)        (0.55)        (0.62)
                                                              --------      --------      --------      --------      --------
Net Asset Value, End of Period                                $  11.15      $  11.27      $  11.56      $  11.45      $  11.37
                                                              ========      ========      ========      ========      ========
Total Return(2)                                                   2.75%         2.60%         5.08%         5.77%        12.50%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $161,410      $184,805      $191,754      $122,354      $119,067
Ratio of Expenses to Average Net Assets                           0.95%         0.95%         0.95%         0.95%         0.95%
Ratio of Net Investment Income to Average Net Assets              3.51%         3.30%         3.58%         4.93%         5.50%
Ratio of Expenses to Average Net Assets (excluding waivers)       1.05%         1.05%         1.05%         1.03%         1.13%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                              3.41%         3.20%         3.48%         4.85%         5.32%
Portfolio Turnover Rate                                            208%          182%          196%          115%           81%
------------------------------------------------------------------------------------------------------------------------------


(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED

CORE BOND FUND (CONTINUED)



                                                                            Fiscal year ended September 30,
CLASS B SHARES                                                2005(1)      2004(1)       2003         2002        2001(1)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $ 11.19      $ 11.48      $ 11.38      $ 11.29      $ 10.63
                                                              -------      -------      -------      -------      -------
Investment Operations:
 Net Investment Income                                           0.31         0.29         0.35         0.47         0.52
 Realized and Unrealized Gains (Losses) on Investments          (0.09)       (0.09)        0.12         0.09         0.68
                                                              -------      -------      -------      -------      -------
 Total From Investment Operations                                0.22         0.20         0.47         0.56         1.20
                                                              -------      -------      -------      -------      -------
Less Distributions:
 Dividends (from net investment income)                         (0.33)       (0.32)       (0.37)       (0.47)       (0.54)
 Distributions (from net realized gains)                        (0.01)       (0.17)          --           --           --
                                                              -------      -------      -------      -------      -------
 Total Distributions                                            (0.34)       (0.49)       (0.37)       (0.47)       (0.54)
                                                              -------      -------      -------      -------      -------
Net Asset Value, End of Period                                $ 11.07      $ 11.19      $ 11.48      $ 11.38      $ 11.29
                                                              =======      =======      =======      =======      =======
Total Return(2)                                                  2.00%        1.83%        4.23%        5.12%       11.59%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $17,078      $21,046      $28,096      $16,741      $15,071
Ratio of Expenses to Average Net Assets                          1.70%        1.70%        1.70%        1.70%        1.70%
Ratio of Net Investment Income to Average Net Assets             2.76%        2.58%        2.83%        4.17%        4.75%
Ratio of Expenses to Average Net Assets (excluding waivers)      1.80%        1.80%        1.80%        1.78%        1.88%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                             2.66%        2.48%        2.73%        4.09%        4.57%
Portfolio Turnover Rate                                           208%         182%         196%         115%          81%
-------------------------------------------------------------------------------------------------------------------------


(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                                                           Fiscal year ended September 30,
CLASS C SHARES                                                2005(1)      2004(1)       2003         2002       2001(1)
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $11.24       $11.53       $ 11.42      $11.34      $10.66
                                                              ------       ------       -------      ------      ------
Investment Operations:
 Net Investment Income                                          0.31         0.29          0.34        0.47        0.52
 Realized and Unrealized Gains (Losses) on Investments         (0.09)       (0.09)         0.14        0.08        0.70
                                                              ------       ------       -------      ------      ------
 Total From Investment Operations                               0.22         0.20          0.48        0.55        1.22
                                                              ------       ------       -------      ------      ------
Less Distributions:
 Dividends (from net investment income)                        (0.33)       (0.32)        (0.37)      (0.47)      (0.54)
 Distributions (from net realized gains)                       (0.01)       (0.17)           --          --          --
                                                              ------       ------       -------      ------      ------
 Total Distributions                                           (0.34)       (0.49)        (0.37)      (0.47)      (0.54)
                                                              ------       ------       -------      ------      ------
Net Asset Value, End of Period                                $11.12       $11.24       $ 11.53      $11.42      $11.34
                                                              ======       ======       =======      ======      ======
Total Return(2)                                                 1.99%        1.81%         4.30%       5.02%      11.68%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $7,266       $9,132       $13,424      $9,672      $7,148
Ratio of Expenses to Average Net Assets                         1.70%        1.70%         1.70%       1.70%       1.70%
Ratio of Net Investment Income to Average Net Assets            2.76%        2.58%         2.85%       4.18%       4.65%
Ratio of Expenses to Average Net Assets (excluding waivers)     1.80%        1.80%         1.80%       1.78%       1.88%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                            2.66%        2.48%         2.75%       4.10%       4.47%
Portfolio Turnover Rate                                          208%         182%          196%        115%         81%
------------------------------------------------------------------------------------------------------------------------


(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED

HIGH INCOME BOND FUND(1)


                                                                                                                  Fiscal period
                                                                                                                      ended
                                                                     Fiscal year ended September 30,              September 30,
CLASS A SHARES                                                2005(2)      2004(2)      2003(2)       2002          2001(2,3)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $  9.45      $  9.13      $  7.90      $  9.23         $ 9.93
                                                              -------      -------      -------      -------         ------
Investment Operations:
 Net Investment Income                                           0.66         0.68         0.68         0.65           0.02
 Realized and Unrealized Gains (Losses) on Investments          (0.04)        0.32         1.24        (1.21)         (0.68)
                                                              -------      -------      -------      -------         ------
 Total From Investment Operations                                0.62         1.00         1.92        (0.56)         (0.66)
                                                              -------      -------      -------      -------         ------
Less Distributions:
 Dividends (from net investment income)                         (0.66)       (0.68)       (0.69)       (0.70)         (0.04)
 Distributions (from return of capital)                            --(4)        --           --        (0.07)            --
                                                              -------      -------      -------      -------         ------
 Total Distributions                                            (0.66)       (0.68)       (0.69)       (0.77)         (0.04)
                                                              -------      -------      -------      -------         ------
Net Asset Value, End of Period                                $  9.41      $  9.45      $  9.13      $  7.90         $ 9.23
                                                              =======      =======      =======      =======         ======
Total Return(5)                                                  6.74%       11.30%       25.30%       (6.66)%        (6.55)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $34,144      $43,842      $42,013      $23,900         $  161
Ratio of Expenses to Average Net Assets                          1.02%        1.00%        1.06%        1.10%          1.10%
Ratio of Net Investment Income to Average Net Assets             6.88%        7.25%        7.72%        7.64%          6.53%
Ratio of Expenses to Average Net Assets (excluding waivers)      1.27%        1.26%        1.24%        1.47%          1.33%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                             6.63%        6.99%        7.54%        7.27%          6.30%
Portfolio Turnover Rate                                            77%          80%         122%          86%            53%
-------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to March 17, 2003 are those of the First American High Yield Bond Fund, which merged into the High Income Bond Fund on that date.



(2)Per share data calculated using average shares outstanding method.



(3)Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Includes a tax return of capital of less than $0.01.



(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                                                                                                                 Fiscal period
                                                                                                                     ended
                                                                     Fiscal year ended September 30,             September 30,
CLASS B SHARES                                                2005(2)      2004(2)      2003(2)       2002         2001(2,3)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $ 9.41       $ 9.09       $ 7.87       $ 9.19         $ 9.88
                                                              ------       ------       ------       ------         ------
Investment Operations:
 Net Investment Income                                          0.58         0.61         0.61         0.69           0.02
 Realized and Unrealized Gains (Losses) on Investments         (0.03)        0.32         1.24        (1.31)         (0.67)
                                                              ------       ------       ------       ------         ------
 Total From Investment Operations                               0.55         0.93         1.85        (0.62)         (0.65)
                                                              ------       ------       ------       ------         ------
Less Distributions:
 Dividends (from net investment income)                        (0.59)       (0.61)       (0.63)       (0.63)         (0.04)
 Distributions (from return of capital)                           --(4)        --           --        (0.07)            --
                                                              ------       ------       ------       ------         ------
 Total Distributions                                           (0.59)       (0.61)       (0.63)       (0.70)         (0.04)
                                                              ------       ------       ------       ------         ------
Net Asset Value, End of Period                                $ 9.37       $ 9.41       $ 9.09       $ 7.87         $ 9.19
                                                              ======       ======       ======       ======         ======
Total Return(5)                                                 5.97%       10.52%       24.33%       (7.26)%        (6.47)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $7,191       $8,521       $8,939       $  774         $   40
Ratio of Expenses to Average Net Assets                         1.77%        1.75%        1.81%        1.80%          1.77%
Ratio of Net Investment Income to Average Net Assets            6.13%        6.50%        7.00%        7.49%          6.02%
Ratio of Expenses to Average Net Assets (excluding waivers)     2.02%        2.01%        1.99%        2.28%          2.02%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                            5.88%        6.24%        6.82%        7.01%          5.77%
Portfolio Turnover Rate                                           77%          80%         122%          86%            53%
------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to March 17, 2003 are those of the First American High Yield Bond Fund, which merged into the High Income Bond Fund on that date.



(2)Per share data calculated using average shares outstanding method.


(3)Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.


(4)Includes a tax return of capital of less than $0.01.


(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED

HIGH INCOME BOND FUND(1) (CONTINUED)



                                                                                                                 Fiscal period
                                                                                                                     ended
                                                                     Fiscal year ended September 30,             September 30,
CLASS C SHARES                                                2005(2)      2004(2)      2003(2)       2002         2001(2,3)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $  9.42      $  9.10      $  7.89      $ 9.21         $ 9.90
                                                              -------      -------      -------      ------         ------
Investment Operations:
 Net Investment Income                                           0.58         0.61         0.61        0.64           0.05
 Realized and Unrealized Gains (Losses) on Investments          (0.03)        0.32         1.23       (1.27)         (0.70)
                                                              -------      -------      -------      ------         ------
 Total From Investment Operations                                0.55         0.93         1.84       (0.63)         (0.65)
                                                              -------      -------      -------      ------         ------
Less Distributions:
 Dividends (from net investment income)                         (0.59)       (0.61)       (0.63)      (0.62)         (0.04)
 Distributions (from return of capital)                            --(4)        --           --       (0.07)            --
                                                              -------      -------      -------      ------         ------
 Total Distributions                                            (0.59)       (0.61)       (0.63)      (0.69)         (0.04)
                                                              -------      -------      -------      ------         ------
Net Asset Value, End of Period                                $  9.38      $  9.42      $  9.10      $ 7.89         $ 9.21
                                                              =======      =======      =======      ======         ======
Total Return(5)                                                  5.96%       10.51%       24.14%      (7.34)%        (6.50)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $13,403      $17,349      $19,685      $7,213         $3,749
Ratio of Expenses to Average Net Assets                          1.77%        1.75%        1.80%       1.83%          1.94%
Ratio of Net Investment Income to Average Net Assets             6.13%        6.50%        7.01%       7.08%          5.53%
Ratio of Expenses to Average Net Assets (excluding waivers)      2.02%        2.01%        1.98%       2.26%          2.21%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                             5.88%        6.24%        6.83%       6.65%          5.26%
Portfolio Turnover Rate                                            77%          80%         122%         86%            53%
------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to March 17, 2003 are those of the First American High Yield Bond Fund, which merged into the High Income Bond Fund on that date.



(2)Per share data calculated using average shares outstanding method.



(3)Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Includes a tax return of capital of less than $0.01.



(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED


INFLATION PROTECTED SECURITIES FUND



                                                                   Fiscal year
                                                                      ended
                                                                  September 30,
CLASS A SHARES                                                      2005(1,2)
-------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                 $10.00
                                                                     ------
Investment Operations:
 Net Investment Income                                                 0.51
 Realized and Unrealized Losses on Investments                        (0.02)
                                                                     ------
 Total From Investment Operations                                      0.49
                                                                     ------
Less Distributions:
 Dividends (from net investment income)                               (0.37)
 Distributions (from net realized gains)                                 --
                                                                     ------
 Total Distributions                                                  (0.37)
                                                                     ------
Net Asset Value, End of Period                                       $10.12
                                                                     ======
Total Return(3)                                                        4.93%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                      $6,917
Ratio of Expenses to Average Net Assets                                0.85%
Ratio of Net Investment Income to Average Net Assets                   5.04%
Ratio of Expenses to Average Net Assets (excluding waivers)            1.09%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                   4.80%
Portfolio Turnover Rate                                                  23%
-------------------------------------------------------------------------------



(1)Per share data calculated using average shares outstanding method.



(2)Commenced operations on October 1, 2004.



(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                                                               Fiscal year
                                                                  ended
                                                              September 30,
CLASS C SHARES                                                  2005(1,2)
---------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $10.00
                                                                 ------
Investment Operations:
 Net Investment Income                                             0.40
 Realized and Unrealized Gains on Investments                      0.02
                                                                 ------
 Total From Investment Operations                                  0.42
                                                                 ------
Less Distributions:
 Dividends (from net investment income)                           (0.31)
 Distributions (from net realized gains)                             --
                                                                 ------
 Total Distributions                                              (0.31)
                                                                 ------
Net Asset Value, End of Period                                   $10.11
                                                                 ======
Total Return(3)                                                    4.18%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $  855
Ratio of Expenses to Average Net Assets                            1.60%
Ratio of Net Investment Income to Average Net Assets               3.98%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.84%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                               3.74%
Portfolio Turnover Rate                                              23%
---------------------------------------------------------------------------



(1)Per share data calculated using average shares outstanding method.



(2)Commenced operations on October 1, 2004.


(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED

INTERMEDIATE GOVERNMENT BOND FUND


                                                                                                    Fiscal period
                                                                                                        ended
                                                              Fiscal year ended September 30,       September 30,
CLASS A SHARES                                                   2005(1)            2004(1)            2003(2)
-----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $ 8.82             $10.01             $10.00
                                                                 ------             ------             ------
Investment Operations:
 Net Investment Income                                             0.27               0.24               0.32
 Realized and Unrealized Gains (Losses) on Investments            (0.15)             (0.16)              0.02
                                                                 ------             ------             ------
 Total From Investment Operations                                  0.12               0.08               0.34
                                                                 ------             ------             ------
Less Distributions:
 Dividends (from net investment income)                           (0.28)             (0.24)             (0.33)
 Distributions (from net realized gains)                          (0.40)             (1.03)                --
                                                                 ------             ------             ------
 Total Distributions                                              (0.68)             (1.27)             (0.33)
                                                                 ------             ------             ------
Net Asset Value, End of Period                                   $ 8.26             $ 8.82             $10.01
                                                                 ======             ======             ======
Total Return(3)                                                    1.40%              0.98%              3.53%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $1,970             $1,872             $2,502
Ratio of Expenses to Average Net Assets                            0.75%              0.75%              0.75%
Ratio of Net Investment Income to Average Net Assets               3.21%              2.69%              3.22%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.09%              1.03%              1.05%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                               2.87%              2.41%              2.92%
Portfolio Turnover Rate                                             161%                53%                74%
-----------------------------------------------------------------------------------------------------------------



(1)Per share data calculated using average shares outstanding method.



(2)Commenced operations on October 25, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



INTERMEDIATE TERM BOND FUND(1)



                                                                                                   Fiscal period      Fiscal year
                                                                                                       ended             ended
                                                      Fiscal year ended September 30,              September 30,      October 31,
CLASS A SHARES                                 2005(2)      2004(2)       2003         2002          2001(2,3)           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period           $ 10.25      $ 10.46      $ 10.35      $ 10.26         $  9.70           $  9.68
                                               -------      -------      -------      -------         -------           -------
Investment Operations:
 Net Investment Income                            0.34         0.31         0.39         0.50            0.54              0.58
 Realized and Unrealized Gains (Losses) on
  Investments                                    (0.17)       (0.10)        0.12         0.10            0.55              0.02
                                               -------      -------      -------      -------         -------           -------
 Total From Investment Operations                 0.17         0.21         0.51         0.60            1.09              0.60
                                               -------      -------      -------      -------         -------           -------
Less Distributions:
 Dividends (from net investment income)          (0.33)       (0.31)       (0.40)       (0.50)          (0.51)            (0.58)
 Distributions (from net realized gains)         (0.10)       (0.11)          --           --           (0.02)               --
 Distributions (from return of capital)             --           --           --        (0.01)             --                --
                                               -------      -------      -------      -------         -------           -------
 Total Distributions                             (0.43)       (0.42)       (0.40)       (0.51)          (0.53)            (0.58)
                                               -------      -------      -------      -------         -------           -------
Net Asset Value, End of Period                 $  9.99      $ 10.25      $ 10.46      $ 10.35         $ 10.26           $  9.70
                                               =======      =======      =======      =======         =======           =======
Total Return(4)                                   1.69%        2.06%        5.09%        6.11%          11.46%             6.41%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                $48,426      $63,219      $78,682      $65,291         $61,225           $27,431
Ratio of Expenses to Average Net Assets           0.75%        0.75%        0.75%        0.75%           0.85%             0.82%
Ratio of Net Investment Income to Average Net
 Assets                                           3.39%        2.97%        3.89%        4.96%           5.62%             6.08%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                              1.05%        1.04%        1.05%        1.02%           0.96%             0.95%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                       3.09%        2.68%        3.59%        4.69%           5.51%             5.95%
Portfolio Turnover Rate                            118%         169%         133%          40%             30%               18%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar Intermediate Bond Fund, which merged into the Intermediate Term Bond Fund on that date.



(2)Per share data calculated using average shares outstanding method.


(3)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED

SHORT TERM BOND FUND


                                                                               Fiscal year ended September 30,
CLASS A SHARES                                                   2005(1)     2004(1)        2003         2002       2001(1)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $ 10.11     $  10.26     $  10.29     $  10.27     $   9.91
                                                                 -------     --------     --------     --------     --------
Investment Operations:
 Net Investment Income                                              0.27         0.23         0.28         0.42         0.61
 Realized and Unrealized Gains (Losses) on Investments             (0.16)       (0.15)       (0.01)        0.04         0.40
                                                                 -------     --------     --------     --------     --------
 Total From Investment Operations                                   0.11         0.08         0.27         0.46         1.01
                                                                 -------     --------     --------     --------     --------
Less Distributions:
 Dividends (from net investment income)                            (0.29)       (0.23)       (0.30)       (0.43)       (0.65)
 Distributions (from return of capital)                               --(2)        --           --        (0.01)          --
                                                                 -------     --------     --------     --------     --------
 Total Distributions                                               (0.29)       (0.23)       (0.30)       (0.44)       (0.65)
                                                                 -------     --------     --------     --------     --------
Net Asset Value, End of Period                                   $  9.93     $  10.11     $  10.26     $  10.29     $  10.27
                                                                 =======     ========     ========     ========     ========
Total Return(3)                                                     1.08%        0.76%        2.71%        4.59%       10.48%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $97,863     $130,531     $159,451     $163,358     $133,177
Ratio of Expenses to Average Net Assets                             0.75%        0.75%        0.75%        0.75%        0.60%
Ratio of Net Investment Income to Average Net Assets                2.68%        2.28%        2.75%        4.06%        6.04%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.05%        1.05%        1.05%        1.04%        1.15%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                2.38%        1.98%        2.45%        3.77%        5.49%
Portfolio Turnover Rate                                               64%          89%          60%          59%          69%
----------------------------------------------------------------------------------------------------------------------------


(1)Per share data calculated using average shares outstanding method.


(2)Includes a tax return of capital of less than $0.01.



(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



TOTAL RETURN BOND FUND(1)



                                                                            Fiscal year ended September 30,
CLASS A SHARES                                                   2005(2)     2004(2)      2003        2002      2001(2)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $ 10.25     $ 10.23     $  9.60     $10.01     $10.03
                                                                 -------     -------     -------     ------     ------
Investment Operations:
 Net Investment Income                                              0.43        0.46        0.51       0.57       0.72
 Realized and Unrealized Gains (Losses) on Investments             (0.07)       0.03        0.63      (0.39)      0.35
                                                                 -------     -------     -------     ------     ------
 Total From Investment Operations                                   0.36        0.49        1.14       0.18       1.07
                                                                 -------     -------     -------     ------     ------
Less Distributions:
 Dividends (from net investment income)                            (0.43)      (0.47)      (0.51)     (0.58)     (0.73)
 Distributions (from net realized gains)                              --          --          --      (0.01)     (0.36)
 Distributions (from return of capital)                               --          --(3)       --         --         --
                                                                 -------     -------     -------     ------     ------
 Total Distributions                                               (0.43)      (0.47)      (0.51)     (0.59)     (1.09)
                                                                 -------     -------     -------     ------     ------
Net Asset Value, End of Period                                   $ 10.18     $ 10.25     $ 10.23     $ 9.60     $10.01
                                                                 =======     =======     =======     ======     ======
Total Return(4)                                                     3.57%       4.89%      12.26%      1.83%     10.94%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $19,113     $21,034     $13,522     $8,663     $9,820
Ratio of Expenses to Average Net Assets                             1.00%       1.00%       1.00%      1.00%      0.75%
Ratio of Net Investment Income to Average Net Assets                4.20%       4.54%       5.15%      5.77%      6.95%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.25%       1.25%       1.26%      1.27%      1.20%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                3.95%       4.29%       4.89%      5.50%      6.50%
Portfolio Turnover Rate                                              285%        132%         91%       117%       187%
-----------------------------------------------------------------------------------------------------------------------



(1)Prior to May 13, 2005, the fund had different principal investment strategies and was named Corporate Bond Fund.



(2)Per share data calculated using average shares outstanding method.



(3)Includes a tax return of capital of less than $0.01.


(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED

TOTAL RETURN BOND FUND(1) (CONTINUED)



                                                                             Fiscal year ended September 30,
CLASS B SHARES                                                   2005(2)     2004(2)      2003        2002       2001(2)
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $10.21      $10.20      $  9.57     $  9.98     $ 10.02
                                                                 ------      ------      -------     -------     -------
Investment Operations:
 Net Investment Income                                             0.35        0.39         0.44        0.49        0.66
 Realized and Unrealized Gains (Losses) on Investments            (0.07)       0.01         0.63       (0.38)       0.32
                                                                 ------      ------      -------     -------     -------
 Total From Investment Operations                                  0.28        0.40         1.07        0.11        0.98
                                                                 ------      ------      -------     -------     -------
Less Distributions:
 Dividends (from net investment income)                           (0.35)      (0.39)       (0.44)      (0.51)      (0.66)
 Distributions (from net realized gains)                             --          --           --       (0.01)      (0.36)
 Distributions (from return of capital)                              --          --(3)        --          --          --
                                                                 ------      ------      -------     -------     -------
 Total Distributions                                              (0.35)      (0.39)       (0.44)      (0.52)      (1.02)
                                                                 ------      ------      -------     -------     -------
Net Asset Value, End of Period                                   $10.14      $10.21      $ 10.20     $  9.57     $  9.98
                                                                 ======      ======      =======     =======     =======
Total Return(4)                                                    2.81%       3.97%       11.46%       1.07%      10.06%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $4,395      $5,474      $13,576     $18,728     $22,608
Ratio of Expenses to Average Net Assets                            1.75%       1.75%        1.75%       1.75%       1.65%
Ratio of Net Investment Income to Average Net Assets               3.45%       3.83%        4.46%       5.02%       6.45%
Ratio of Expenses to Average Net Assets (excluding waivers)        2.00%       2.00%        2.01%       2.02%       2.11%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                               3.20%       3.58%        4.20%       4.75%       5.99%
Portfolio Turnover Rate                                             285%        132%          91%        117%        187%
------------------------------------------------------------------------------------------------------------------------



(1)Prior to May 13, 2005, the fund had different principal investment strategies and was named Corporate Bond Fund.



(2)Per share data calculated using average shares outstanding method.



(3)Includes a tax return of capital of less than $0.01.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                                                                            Fiscal year ended September 30,
CLASS C SHARES                                                   2005(2)     2004(2)      2003       2002      2001(2)
----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $10.20      $10.18      $ 9.55     $ 9.97     $10.01
                                                                 ------      ------      ------     ------     ------
Investment Operations:
 Net Investment Income                                             0.35        0.39        0.44       0.49       0.63
 Realized and Unrealized Gains (Losses) on Investments            (0.07)       0.02        0.63      (0.40)      0.35
                                                                 ------      ------      ------     ------     ------
 Total From Investment Operations                                  0.28        0.41        1.07       0.09       0.98
                                                                 ------      ------      ------     ------     ------
Less Distributions:
 Dividends (from net investment income)                           (0.36)      (0.39)      (0.44)     (0.50)     (0.66)
 Distributions (from net realized gains)                             --          --          --      (0.01)     (0.36)
 Distributions (from return of capital)                              --          --(3)       --         --         --
                                                                 ------      ------      ------     ------     ------
 Total Distributions                                              (0.36)      (0.39)      (0.44)     (0.51)     (1.02)
                                                                 ------      ------      ------     ------     ------
Net Asset Value, End of Period                                   $10.12      $10.20      $10.18     $ 9.55     $ 9.97
                                                                 ======      ======      ======     ======     ======
Total Return(4)                                                    2.71%       4.11%      11.50%      0.98%     10.10%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $2,858      $3,789      $5,752     $5,283     $5,209
Ratio of Expenses to Average Net Assets                            1.75%       1.75%       1.75%      1.75%      1.50%
Ratio of Net Investment Income to Average Net Assets               3.46%       3.81%       4.43%      5.02%      6.07%
Ratio of Expenses to Average Net Assets (excluding waivers)        2.00%       2.00%       2.01%      2.02%      1.94%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                               3.21%       3.56%       4.17%      4.75%      5.63%
Portfolio Turnover Rate                                             285%        132%         91%       117%       187%
----------------------------------------------------------------------------------------------------------------------



(1)Prior to May 13, 2005, the fund had different principal investment strategies and was named Corporate Bond Fund.



(2)Per share data calculated using average shares outstanding method.



(3)Includes a tax return of capital of less than $0.01.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED

U.S. GOVERNMENT MORTGAGE FUND(1)


                                                                                                  Fiscal period     Fiscal period
                                                                                                      ended             ended
                                                        Fiscal year ended September 30,           September 30,      October 31,
CLASS A SHARES                                    2005(2)     2004(2)      2003        2002         2001(2,3)          2000(4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period              $ 10.72     $ 10.89     $ 11.16     $ 11.01        $10.44             $10.34
                                                  -------     -------     -------     -------        ------             ------
Investment Operations:
 Net Investment Income                               0.41        0.38        0.35        0.50          0.51               0.53
 Realized and Unrealized Gains (Losses) on
  Investments                                       (0.14)      (0.09)      (0.05)       0.20          0.60               0.08
                                                  -------     -------     -------     -------        ------             ------
 Total From Investment Operations                    0.27        0.29        0.30        0.70          1.11               0.61
                                                  -------     -------     -------     -------        ------             ------
Less Distributions:
 Dividends (from net investment income)             (0.46)      (0.46)      (0.45)      (0.55)        (0.54)             (0.51)
 Distributions (from net realized gains)               --          --       (0.12)         --            --                 --
                                                  -------     -------     -------     -------        ------             ------
 Total Distributions                                (0.46)      (0.46)      (0.57)      (0.55)        (0.54)             (0.51)
                                                  -------     -------     -------     -------        ------             ------
Net Asset Value, End of Period                    $ 10.53     $ 10.72     $ 10.89     $ 11.16        $11.01             $10.44
                                                  =======     =======     =======     =======        ======             ======
Total Return(5)                                      2.59%       2.74%       2.79%       6.53%        10.88%              6.05%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                   $24,504     $32,815     $24,667     $16,985        $7,751             $3,644
Ratio of Expenses to Average Net Assets              0.95%       0.95%       0.95%       0.95%         1.04%              1.04%
Ratio of Net Investment Income to Average Net
 Assets                                              3.80%       3.53%       2.98%       4.61%         5.15%              5.36%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                 1.08%       1.05%       1.06%       1.08%         1.19%              1.15%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                          3.67%       3.43%       2.87%       4.48%         5.00%              5.25%
Portfolio Turnover Rate                               251%        127%        175%        197%           22%                23%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar U.S. Government Securities Fund, which merged into the U.S. Government Mortgage Fund on that date.



(2)Per share data calculated using average shares outstanding method.



(3)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                                                                                                  Fiscal period     Fiscal period
                                                                                                      ended             ended
                                                        Fiscal year ended September 30,           September 30,      October 31,
CLASS B SHARES                                     2005(2)     2004(2)      2003        2002        2001(2,3)          2000(4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $10.74      $10.90      $ 11.18     $11.03        $10.45             $10.36
                                                   ------      ------      -------     ------        ------             ------
Investment Operations:
 Net Investment Income                               0.33        0.30         0.28       0.42          0.43               0.45
 Realized and Unrealized Gains (Losses) on
  Investments                                       (0.15)      (0.08)       (0.06)      0.20          0.62               0.08
                                                   ------      ------      -------     ------        ------             ------
 Total From Investment Operations                    0.18        0.22         0.22       0.62          1.05               0.53
                                                   ------      ------      -------     ------        ------             ------
Less Distributions:
 Dividends (from net investment income)             (0.38)      (0.38)       (0.38)     (0.47)        (0.47)             (0.44)
 Distributions (from net realized gains)               --          --        (0.12)        --            --                 --
                                                   ------      ------      -------     ------        ------             ------
 Total Distributions                                (0.38)      (0.38)       (0.50)     (0.47)        (0.47)             (0.44)
                                                   ------      ------      -------     ------        ------             ------
Net Asset Value, End of Period                     $10.54      $10.74      $ 10.90     $11.18        $11.03             $10.45
                                                   ======      ======      =======     ======        ======             ======
Total Return(5)                                      1.72%       2.02%        1.96%      5.79%        10.25%              5.27%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $7,926      $9,155      $11,397     $6,235        $2,039             $  139
Ratio of Expenses to Average Net Assets              1.70%       1.70%        1.70%      1.70%         1.71%              1.74%
Ratio of Net Investment Income to Average Net
 Assets                                              3.05%       2.79%        2.22%      3.85%         4.37%              4.66%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                 1.83%       1.80%        1.81%      1.83%         1.86%              1.85%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                          2.92%       2.69%        2.11%      3.72%         4.22%              4.55%
Portfolio Turnover Rate                               251%        127%         175%       197%           22%                23%
---------------------------------------------------------------------------------------------------------------------------------


(1)The financial highlights prior to September 24, 2001 are those of the Firstar U.S. Government Securities Fund, which merged into the U.S. Government Mortgage Fund on that date.

(2)Per share data calculated using average shares outstanding method.

(3)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED


U.S. GOVERNMENT MORTGAGE FUND (CONTINUED)




                                                                                                                    Fiscal period
                                                                                                                        ended
                                                                        Fiscal year ended September 30,             September 30,
CLASS C SHARES                                                   2005(1)      2004(1)       2003         2002         2001(1,2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $10.68       $ 10.84      $ 11.13      $11.00         $10.98
                                                                 ------       -------      -------      ------         ------
Investment Operations:
 Net Investment Income                                             0.33          0.30         0.29        0.46           0.05
 Realized and Unrealized Gains (Losses) on Investments            (0.14)        (0.09)       (0.08)       0.15          (0.03)
                                                                 ------       -------      -------      ------         ------
 Total From Investment Operations                                  0.19          0.21         0.21        0.61           0.02
                                                                 ------       -------      -------      ------         ------
Less Distributions:
 Dividends (from net investment income)                           (0.38)        (0.37)       (0.38)      (0.48)            --
 Distributions (from net realized gains)                             --            --        (0.12)         --             --
                                                                 ------       -------      -------      ------         ------
 Total Distributions                                              (0.38)        (0.37)       (0.50)      (0.48)            --
                                                                 ------       -------      -------      ------         ------
Net Asset Value, End of Period                                   $10.49       $ 10.68      $ 10.84      $11.13         $11.00
                                                                 ======       =======      =======      ======         ======
Total Return(3)                                                    1.82%         2.02%        1.91%       5.78%          0.18%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $6,585       $10,520      $18,801      $5,834         $  105
Ratio of Expenses to Average Net Assets                            1.70%         1.70%        1.70%       1.70%          0.82%
Ratio of Net Investment Income to Average Net Assets               3.05%         2.79%        2.19%       3.92%          5.26%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.83%         1.80%        1.81%       1.83%          1.12%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                               2.92%         2.69%        2.08%       3.79%          4.96%
Portfolio Turnover Rate                                             251%          127%         175%        197%            22%
---------------------------------------------------------------------------------------------------------------------------------


(1)Per share data calculated using average shares outstanding method.

(2)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                     PROSPECTUS - First American Income Funds
                                   Class A, Class B, and Class C Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American Funds' Internet Web site.


FIRST AMERICAN FUNDS WEB SITE


Information about the First American Funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

SEC file number:  811-05309                                      PROBONDR  12/05
--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

                                          December 30, 2005




                                          Prospectus
                                          First American Investment Funds, Inc.

                                          ASSET CLASS - BOND FUNDS

                             INCOME FUNDS

                           CLASS R SHARES

                                          CORE BOND FUND
                                          HIGH INCOME BOND FUND
                                          INFLATION PROTECTED SECURITIES FUND

                                          TOTAL RETURN BOND FUND

                                          U.S. GOVERNMENT MORTGAGE FUND

                                          As with all mutual funds, the
                                          Securities and Exchange Commission has
                                          not approved or disapproved the shares
                                          of these funds, or determined if the
                                          information in this prospectus is
                                          accurate or complete. Any statement to
                                          the contrary is a criminal offense.

(FIRST AMERICAN FUNDS LOGO)

TABLE OF
CONTENTS


FUND SUMMARIES
    Core Bond Fund                                                     2
    High Income Bond Fund                                              4
    Inflation Protected Securities Fund                                6
    Total Return Bond Fund                                             8
    U.S. Government Mortgage Fund                                     12
MORE ABOUT THE FUNDS
    Investment Strategies, Risks and Other Investment
      Matters                                                         14
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                   18
    Managing Your Investment                                          22
ADDITIONAL INFORMATION
    Management                                                        23
    Financial Highlights                                              25
FOR MORE INFORMATION                                          Back Cover

Fund Summaries

Introduction

          This section of the prospectus describes the objectives of the First American Income Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

                          PROSPECTUS - First American Income Funds
                                        Class R Shares

Fund Summaries
Core Bond Fund

OBJECTIVE

Core Bond Fund's objective is to provide investors with high current income consistent with limited risk to capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Core Bond Fund invests in investment grade debt securities, such as:

- U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.


- residential and commercial mortgage-backed securities.



- asset-backed securities.


- corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.


Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.


Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.


The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments.


Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.


To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.



The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS


The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



- Dollar Roll Transaction Risk



- Foreign Security Risk



- Income Risk



- Interest Rate Risk



- Mortgage- and Asset-Backed Securities Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Fund Summaries
Core Bond Fund CONTINUED

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

(BAR CHART)

2002                                                                             8.04%
2003                                                                             3.95%
2004                                                                             3.41%

Best Quarter:
Quarter ended                                  September 30, 2002       3.84%
Worst Quarter:
Quarter ended                                  June 30, 2004           (2.57)%


AVERAGE ANNUAL
TOTAL RETURNS                        Inception       One         Since
AS OF 12/31/04                            Date      Year     Inception
----------------------------------------------------------------------
Core Bond Fund
----------------------------------------------------------------------
  Class R (return before taxes)       9/24/01      3.41%         4.69%
----------------------------------------------------------------------
  Class R (return after taxes on
  distributions)                                   2.25%         3.08%
----------------------------------------------------------------------
  Class R (return after taxes on
  distributions and sale of fund
  shares)                                          2.22%         3.07%
----------------------------------------------------------------------
Lehman Aggregate Bond Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                4.34%         5.90%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.35%.



(2)An unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS R
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.50%
  Distribution and/or Service (12b-1) Fees                   0.50%
  Other Expenses
    Shareholder Servicing Fee                                0.15%
    Miscellaneous                                            0.30%
  Total Annual Fund Operating Expenses(1)                    1.45%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.20%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                      $148
------------------------------------------------------------------
  3 years                                                     $459
------------------------------------------------------------------
  5 years                                                     $792
------------------------------------------------------------------
 10 years                                                   $1,735


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Fund Summaries
High Income Bond Fund

OBJECTIVE

High Income Bond Fund's objective is to provide investors with a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, High Income Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.


There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.


The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments.



The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater that the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



- Foreign Security Risk



- High-Yield Securities Risk



- Income Risk



- Interest Rate Risk



- Liquidity Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Fund Summaries
High Income Bond Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

2002                                                                             -1.32%
2003                                                                             24.12%
2004                                                                             10.10%


Best Quarter:
Quarter ended                                  June 30, 2003         9.40%
Worst Quarter:
Quarter ended                                  September 30, 2002    (4.79)%



AVERAGE ANNUAL TOTAL RETURNS             Inception      One       Since
AS OF 12/31/04(2)                             Date     Year   Inception
-----------------------------------------------------------------------
High Income Bond Fund
-----------------------------------------------------------------------
  Class R (return before taxes)            9/24/01   10.10%       9.29%
-----------------------------------------------------------------------
  Class R (return after taxes on
  distributions)                                      7.65%       6.27%
-----------------------------------------------------------------------
  Class R (return after taxes on
  distributions and sale of fund
  shares)                                             6.46%       6.04%
-----------------------------------------------------------------------
Lehman Corporate High Yield 2%
Constrained Index(3)
(reflects no deduction for fees,
expenses, or taxes)                                  11.14%      13.52%
-----------------------------------------------------------------------
Lehman Corporate High Yield Index(4)
(reflects no deduction for fees,
expenses, or taxes)                                  11.13%      12.49%
-----------------------------------------------------------------------


(1)Total return for the period from 1/1/05 through 9/30/05 was 1.35%.


(2)Performance presented prior to 3/13/03 represents that of First American High Yield Bond Fund, which merged into the fund on that date.



(3)An unmanaged index that covers the universe of fixed-rate, dollar-denominated, below-investment-grade debt with at least one year to final maturity with total index allocation to an individual issuer being limited to 2%. Previously, the fund used the Lehman Corporate High Yield Index as a benchmark. Going forward, the fund will use the Lehman Corporate High Yield 2% Constrained Index as a comparison, because its composition better matches the fund's investment strategies. The since inception performance of the index is calculated from 9/30/01.



(4)An unmanaged index that covers the universe of fixed-rate, dollar-denominated, below-investment-grade debt with at least one year to final maturity.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS R
------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                     None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                 None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------
  Management Fees                                           0.70%
  Distribution and/or Service (12b-1) Fees                  0.50%
  Other Expenses
    Shareholder Servicing Fee                               0.15%
    Miscellaneous                                           0.38%
  Total Annual Fund Operating Expenses(1)                   1.73%
------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.35%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                       $176
-------------------------------------------------------------------
  3 years                                                      $545
-------------------------------------------------------------------
  5 years                                                      $939
-------------------------------------------------------------------
 10 years                                                    $2,041


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Fund Summaries
Inflation Protected Securities Fund

OBJECTIVE

Inflation Protected Securities Fund seeks to provide investors with total return while providing protection against inflation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Inflation Protected Securities Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in inflation protected debt securities. These securities will be issued by the U.S. and non-U.S. governments, their agencies and instrumentalities, and domestic and foreign corporations. The fund's investments in U.S. Government inflation protected securities will include U.S. Treasury inflation-protection securities as well as inflation protected securities issued by agencies and instrumentalities of the U.S. Government. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. Some securities issued by agencies and instrumentalities of the U.S. Government are supported only by the credit of the issuing agency or instrumentality.

Inflation protected debt securities are designed to provide protection against the negative effects of inflation. Unlike traditional debt securities, which pay regular fixed interest payments on a fixed principal amount, interest payments on inflation protected debt securities will vary with the rate of inflation. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (CPI-U) as the inflation measure. Inflation protected bonds issued by foreign governments and corporations are generally linked to a non-U.S. inflation rate.

Inflation protected debt securities have two common structures. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. If the index measuring the rate of inflation rises, the principal value of the security will increase. Because interest payments will be calculated with respect to a larger principal amount, interest payments also will increase. Conversely, if the index measuring the rate of inflation falls, the principal value of the security will fall and interest payments will decrease. Other issuers adjust the interest rates payable on the security according to the rate of inflation, but the principal amount remains the same.

In the event of sustained deflation, the U.S. Treasury has guaranteed that it will repay at maturity at least the original face value of the inflation protected securities that it issues. Other inflation protected debt securities that accrue inflation into their principal value may or may not provide a similar guarantee. For securities that do not provide such a guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal value.

Up to 20% of the Fund's assets may be invested in holdings that are not inflation protected. These holdings may include the following:

- domestic and foreign corporate debt obligations.

- securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

- debt obligations of foreign governments.

- residential and commercial mortgage-backed securities.


- asset-backed securities.


- derivative instruments, as discussed below.


When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions. The managers then select securities that they believe have strong relative value based on an analysis of a security's characteristics (such as principal value, coupon rate, maturity, duration and yield) in light of these general economic factors and market conditions. The managers will sell securities if the securities no longer meet these criteria, if other investments appear to be a better relative value, to manage the duration of the fund, or to meet redemption requests.



The fund invests primarily in securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. However, up to 10% of the fund's net assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. Quality determinations regarding unrated securities will be made by the fund's advisor.



The fund may invest up to 20% of its net assets in non-dollar denominated securities, and may invest without limitation in U.S. dollar denominated securities of foreign corporations and governments.


The fund may invest in debt securities of any maturity, but expects to maintain, under normal market conditions, a weighted average effective maturity of between 8 and 15 years and an average effective duration of between 4 and 10 years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.


The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; foreign currency contracts; options on foreign currencies; interest rate caps and floors; index- and other asset-linked notes; swap agreements, including swap agreements on interest rates, currency rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may also invest in commodity-linked


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Fund Summaries
Inflation Protected Securities Fund CONTINUED


derivative instruments, including swap agreements on commodity indexes or specific commodities; commodity options, futures and options on futures; and commodity-linked notes. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter ("OTC") market. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater that the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates, inflation and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



- Foreign Security Risk



- High-Yield Securities Risk



- Income Risk



- Indexing Methodology Risk



- Interest Rate Risk



- International Investing Risk


- Liquidity Risk



- Mortgage- and Asset-Backed Securities Risk



- Tax Consequences of Inflation Adjustments



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


Because Inflation Protected Securities Fund has not been offered for a full calendar year, no performance information is presented.

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS R
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                            0.50%
  Distribution and/or Service (12b-1) Fees                   0.50%
  Other Expenses
    Shareholder Servicing Fee                                0.15%
    Miscellaneous                                            0.34%
  Total Annual Fund Operating Expenses(1)                    1.49%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.10%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $152
---------------------------------------------------------------
  3 years                                                  $471
---------------------------------------------------------------
  5 years                                                  $813
---------------------------------------------------------------
 10 years                                                $1,779


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Fund Summary


Total Return Bond Fund



OBJECTIVE



Total Return Bond Fund's objective is to provide investors with a high level of current income consistent with prudent risk to capital. While the fund may realize some capital appreciation, the fund primarily seeks to achieve total return through preserving capital and generating income.



PRINCIPAL INVESTMENT STRATEGIES



Under normal market conditions, Total Return Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in the following types of debt securities:



- U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).



- residential and commercial mortgage-backed securities.



- asset-backed securities.



- domestic and foreign corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.



- debt obligations of foreign governments.



Up to 30% of the fund's total assets may be invested collectively in the following categories of debt securities, provided that the fund will not invest more than 20% of its total assets in any single category:



- securities rated lower than investment grade or unrated securities of comparable quality (securities commonly referred to as "high-yield" or "junk bonds") as determined by the fund's advisor. The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality.



- non-dollar denominated debt obligations of foreign corporations and governments. (The fund may invest without limitation in U.S. dollar denominated securities of foreign issuers that are not located in emerging market countries.)



- debt obligations issued by governmental and corporate issuers that are located in emerging market countries. A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for rapid economic growth, provided that no issuer included in the fund's current benchmark index will be considered to be located in an emerging market country.



Fund managers make buy, sell, and hold decisions using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries. Fund managers also analyze expected changes to the yield curve under multiple market conditions to help define maturity and duration selection.



The fund invests primarily in securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. As noted above, however, up to 20% of the fund's total assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality. Quality determinations regarding unrated securities will be made by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.



To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.



Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.



The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps and floors; foreign currency contracts; options on foreign currencies; interest rate, total return and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly. The fund will gain exposure to non-dollar denominated securities markets exclusively through the use of derivatives until such time as the fund is operationally capable of investing directly in such securities markets. At such time, the fund will gain exposure to non-dollar denominated securities markets through the use of derivatives, direct investment, or some combination of both as determined by the fund's advisor.


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Fund Summary


Total Return Bond Fund CONTINUED



PRINCIPAL RISKS



The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



- Dollar Roll Transaction Risk



- Emerging Markets Risk



- Foreign Security Risk



- High-Yield Securities Risk



- Income Risk



- Interest Rate Risk



- International Investing Risk



- Liquidity Risk



- Mortgage- and Asset-Backed Securities Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE



The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.



The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.



Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.



Effective May 13, 2005, the fund's name was changed from Corporate Bond Fund to Total Return Bond Fund, and its principal investment strategy was changed from investing primarily in corporate debt obligations to investing primarily in the types of debt securities listed above. As a result, the performance information provided below for periods prior to May 13, 2005 reflects the performance of an investment portfolio that is materially different from the fund's current investment portfolio.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

2002                                                                             5.63%
2003                                                                             9.76%
2004                                                                             5.53%


Best Quarter:
Quarter ended                             June 30, 2003         6.42%
Worst Quarter:
Quarter ended                             June 30, 2004         (3.60)%



AVERAGE ANNUAL TOTAL RETURNS             Inception     One       Since
AS OF 12/31/04                                Date    Year   Inception
----------------------------------------------------------------------
Total Return Bond Fund
----------------------------------------------------------------------
  Class R (return before taxes)           9/24/01    5.53%       6.52%
----------------------------------------------------------------------
  Class R (return after taxes on
  distributions)                                     4.06%       4.58%
----------------------------------------------------------------------
  Class R (return after taxes on
  distributions and sale of fund
  shares)                                            3.57%       4.38%
----------------------------------------------------------------------
Lehman U.S. Credit A/BBB Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                  5.66%       7.80%
----------------------------------------------------------------------
Lehman Aggregate Bond Index(3)
(reflects no deduction for fees,
expenses, or taxes)                                  4.34%       5.72%
----------------------------------------------------------------------



  (1)Total return for the period from 1/1/05 through 9/30/05 was 1.61%.



  (2)An unmanaged index comprised of fixed-rate, dollar-denominated U.S. corporate securities rated BBB or A based on the lower of Moody's and Standard & Poor's ratings, with at least one year to final maturity. The since inception performance of the index is calculated from 9/30/01.



  (3)In the future, the fund's performance will be compared to the Lehman Aggregate Bond Index because of the change in principal investment strategies. The Lehman Aggregate Bond Index is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market. The since inception performance of the index is calculated from 9/30/01.


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Fund Summary


Total Return Bond Fund CONTINUED



FEES AND EXPENSES



The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.



-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS R
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.60%
  Distribution and/or Service (12b-1) Fees                   0.50%
  Other Expenses
    Shareholder Servicing Fee                                0.15%
    Miscellaneous                                            0.33%
  Total Annual Fund Operating Expenses(1)                    1.58%
-------------------------------------------------------------------------



  (1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers and restated to reflect the current management fee. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.25%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



  1 year                                                   $161
---------------------------------------------------------------
  3 years                                                  $499
---------------------------------------------------------------
  5 years                                                  $860
---------------------------------------------------------------
 10 years                                                $1,878


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

                      (This page intentionally left blank)

                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Fund Summaries
U.S. Government Mortgage Fund

OBJECTIVE

U.S. Government Mortgage Fund's objective is to provide investors with high current income to the extent consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, U.S. Government Mortgage Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality. Mortgage-backed securities include securities issued by U.S. government-sponsored entities such as Ginnie Mae, Fannie Mae, and Freddie Mac.


When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.



Under normal market conditions, the fund attempts to maintain a weighted average effective maturity of ten years or less. The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Credit Risk



- Derivative Instrument Risk



- Income Risk



- Interest Rate Risk



- Mortgage- and Asset-Backed Securities Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the chart and the table is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Fund Summaries
U.S. Government Mortgage Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

1995                                                                             14.87%
1996                                                                              3.09%
1997                                                                              6.27%
1998                                                                              6.44%
1999                                                                              0.77%
2000                                                                              9.42%
2001                                                                              7.38%
2002                                                                              8.21%
2003                                                                              2.20%
2004                                                                              3.19%

Best Quarter:
Quarter ended                                  June 30, 1995            5.39%
Worst Quarter:
Quarter ended                                  June 30, 2004           (1.23)%


AVERAGE ANNUAL
TOTAL RETURNS                        Inception     One    Five     Ten
AS OF 12/31/04(2)                         Date    Year   Years   Years
----------------------------------------------------------------------
U.S. Government Mortgage Fund
----------------------------------------------------------------------
  Class R (return before taxes)         6/7/94   3.19%   6.04%   6.11%
----------------------------------------------------------------------
  Class R (return after taxes on
  distributions)                                 1.83%   4.11%   3.99%
----------------------------------------------------------------------
  Class R (return after taxes on
  distributions and sale of fund
  shares)                                        2.06%   3.99%   3.91%
----------------------------------------------------------------------
Lehman Mortgage-Backed Securities
Index(3) (reflects no deduction for
fees, expenses, or taxes)                        4.70%   7.14%   7.56%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.04%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar U.S. Government Securities Fund, a series of Firstar Funds, Inc, which merged into the fund on that date. The Firstar U.S. Government Securities Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.



(3)An unmanaged index comprised of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Association, and Federal National Mortgage Association.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS R
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                         None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                     None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.50%
  Distribution and/or Service (12b-1) Fees                   0.50%
  Other Expenses
    Shareholder Servicing Fee                                0.15%
    Miscellaneous                                            0.33%
  Total Annual Fund Operating Expenses(1)                    1.48%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.20%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


 1 year                                                    $151
---------------------------------------------------------------
 3 years                                                   $468
---------------------------------------------------------------
 5 years                                                   $808
---------------------------------------------------------------
10 years                                                 $1,768


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters



OBJECTIVES



The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.



INVESTMENT STRATEGIES



The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. This section provides more information about some of the funds' principal and non-principal investment strategies. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information
(SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.



U.S. Government Agency Securities.   The U.S. Government agency securities in
which the funds may invest include securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC), the Federal Farm Credit Bank
(FFCB), the U.S. Agency for International Development (U.S. AID), the Federal Home Loan Banks (FHLB) and the Tennessee Valley Authority (TVA). Securities issued by GNMA, TVA and U.S. AID are backed by the full faith and credit of the U.S. Government. Securities issued by FNMA and FHLMC are supported by the right to borrow directly from the U.S. Treasury. The other U.S. Government agency and instrumentality securities in which the funds invest are backed solely by the credit of the agency or instrumentality issuing the obligations. No assurances can be given that the U.S. Government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so.



Inflation Protected Securities Fund may invest in inflation protected securities issued by U.S. Government agencies. Currently, there are such securities available in the secondary market that have been issued by FNMA, FHLB, and TVA.



Asset-Backed Securities.   Asset-backed securities in which the funds may invest
are supported by credit card loans, automobile loans, home equity loans, corporate bonds, commercial loans, or other loans or receivables that by their terms convert into cash within a finite time period.



Effective Maturity and Effective Duration. Certain funds attempt to maintain a specified weighted average effective maturity and/or average effective duration. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.



Effective duration, another measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid, and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.



Ratings.   Certain funds have investment strategies requiring them to invest in debt securities that have received a particular rating from a rating service such as Moody's or Standard & Poor's. Any reference in this prospectus to a specific rating encompasses all gradations of that rating. For example, if the prospectus says that a fund may invest in securities rated as low as B, the fund may invest in securities rated B-.



Temporary Investments.   In an attempt to respond to adverse market, economic,
political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. These investments may result in a lower yield than would be available from investments with a lower quality or longer term and may prevent a fund from achieving its investment objectives.



Portfolio Turnover.   Fund managers may trade securities frequently, resulting,
from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED


PRINCIPAL RISKS

The principal risks of investing in each fund are identified in the "Fund Summaries" section. These risks are described below.


Active Management Risk.   Each fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.



Call Risk.   Each of the funds may invest in debt securities, which are subject to call risk. Bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Each of the funds is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.



Credit Risk.   Each fund is subject to the risk that the issuers of debt
securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of a fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for a fund to sell. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or Standard & Poor's.



U.S. Government Mortgage Fund invests primarily in U.S. government securities which have historically involved little risk of loss of principal if held to maturity. Nevertheless, certain of these securities are supported only by the credit of the issuer or instrumentality. Core Bond Fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities.



Derivative Instrument Risk.   The use of derivative instruments exposes a fund
to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices, foreign currencies, index prices, or interest rates will not move in the direction that the advisor anticipates; in the case of a credit default swap, the risk that the advisor will not correctly evaluate the creditworthiness of the company or companies on which the swap is based; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.



The funds may enter into over-the-counter (OTC) transactions in derivatives. Transactions in the OTC markets generally are conducted on a principal-to-principal basis. The terms and conditions of these instruments generally are not standardized and tend to be more specialized or complex, and the instruments may be harder to value. In addition, there may not be a liquid market for OTC derivatives. As a result, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.



Inflation Protected Securities Fund's investments in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.



Dollar Roll Transaction Risk.   In a dollar roll transaction, a fund sells
mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of a fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments, and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit a fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by a fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.



Emerging Markets Risk.   The risks of international investing are particularly
significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable (which includes an


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



amplified risk of war and terrorism), than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets. Fluctuations in the prices of securities of issuers in emerging markets can be especially sudden and substantial. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on economies and securities markets of certain emerging market countries.



Foreign Security Risk.   Each fund (other than U.S. Government Mortgage Fund)
may invest in dollar denominated foreign securities. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.



High-Yield Securities Risk.   A significant portion of the portfolio of High
Income Bond Fund, and up to 10% of the net assets of Inflation Protected Securities Fund and 20% of the total assets of Total Return Bond Fund, may consist of lower-rated corporate debt obligations, which are commonly referred to as "high-yield" securities or "junk bonds." Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.



Income Risk.   Each fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk" above, or prepaid, see "Mortgage- and Asset Backed-Securities Risk" below) in lower-yielding securities.



Indexing Methodology Risk.   Interest payments on inflation protected debt
securities will vary with the rate of inflation, as measured by a specified index. There can be no assurance that the CPI-U (used as the inflation measure by U.S. Treasury inflation protected securities) or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If the market perceives that the adjustment mechanism of an inflation protected security does not accurately adjust for inflation, the value of the security could be adversely affected. There may be a lag between the time a security is adjusted for inflation and the time interest is paid on that security. This may have an adverse effect on the trading price of the security, particularly during periods of significant, rapid changes in inflation. In addition, to the extent that inflation has increased during the period of time between the inflation adjustment and the interest payment, the interest payment will not be protected from the inflation increase.



Interest Rate Risk.   Debt securities in the funds will fluctuate in value with
changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall.



The effect of interest rate changes on the inflation protected securities held by Inflation Protected Securities Fund will be somewhat different. Interest rates have two components: a "real" interest rate and an increment that reflects investor expectations of future inflation. Because interest rates on inflation protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the values of inflation protected debt securities are expected to change in response to changes in "real" interest rates. Generally, the value of an inflation protected debt security will fall when real interest rates rise and rise when real interest rates fall.



International Investing Risk.   Inflation Protected Securities Fund and Total
Return Bond Fund may invest up to 20% of their net assets in non-dollar denominated foreign securities. Investing in these securities involves risks not typically associated with U.S. investing. These risks include:



Currency Risk. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the funds' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the funds.



Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



Foreign Tax Risk. The funds' income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the funds also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the funds, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the SAI for details.



Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing, and financial reporting standards or other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.



Investment Restriction Risk. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.



Political and Economic Risks. International investing is subject to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets.



Liquidity Risk.   High Income Bond Fund, Inflation Protected Securities Fund,
and Total Return Bond Fund are exposed to liquidity risk because of their investment in high-yield bonds. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, these funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on a fund's performance. Infrequent trading may also lead to greater price volatility.



Mortgage- and Asset-Backed Securities Risk. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans, home equity loans, corporate bonds, or commercial loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. A fund holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.



Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short-or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.



Tax Consequences of Inflation Adjustments.   Periodic adjustments for inflation
to the principal amount of an inflation protected security will give rise to original issue discount, which will be includable in gross income for Inflation Protected Securities Fund. Because the fund is required to distribute its taxable income to avoid corporate level tax, the fund may be required to make annual distributions to shareholders that exceed the cash it receives, which may require the fund to liquidate certain investments when it is not advantageous to do so.


DISCLOSURE OF PORTFOLIO HOLDINGS


A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Policies and Services


Purchasing and Redeeming Shares



GENERAL



You may purchase, redeem or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open, except that Class R shares cannot be purchased if federally chartered banks are closed, since these shares must be paid for by wire transfer. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.



Your purchase or redemption price will be equal to that day's net asset value
(NAV) per share if your purchase, redemption or exchange order is received by the funds prior to the time the funds calculate their NAV. See "Calculating Net Asset Value" and "How to Purchase and Redeem Shares" below.



SHORT-TERM TRADING OF FUND SHARES



The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds' Board of Directors has adopted policies and procedures designed to detect and deter short-term trading in the funds' shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds' shares in violation of these policies. As discussed below, however, there is no guarantee that the funds will be able to detect such trading in all accounts. See "Omnibus Accounts" below. These policies do not apply to purchases and sales of fund shares by other First American Funds.



Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.



In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.



Short-Term Trading Policies.   The funds' advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.



Certain transactions are not subject to the funds' short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio re-balancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.



Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds seek to apply their short-term trading policies and procedures to these omnibus account arrangements and will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.



While the funds will request that financial intermediaries apply the funds' short-term trading policies to their customers who invest indirectly in the funds, the funds are limited in their ability to monitor the trading activity or enforce the funds' short-term trading policies with respect to customers of financial intermediaries. For example, the funds might not be able to detect any short-term trading facilitated by a financial intermediary, if this were to occur.



SHARE CLASSES


The funds issue their shares in multiple classes. This prospectus offers Class R shares.

Class R shares:

- are available to certain tax-qualified retirement plans (including 401(k) and other profit sharing plans, money purchase pension plans, and defined benefit plans).

- are held in a plan level or omnibus account with the transfer agent.

- do not have a front-end sales charge or a deferred sales charge.

- have annual distribution (12b-1) fees of 0.50%.

- have an annual shareholder servicing fee of 0.15%.


12B-1 FEES



The funds have adopted a plan under Rule 12b-1 of the Investment Company Act that allows each fund to pay the fund's distributor an annual fee equal to 0.50% of the fund's average daily net assets attributable to Class R shares for the distribution and sale of its Class R shares. The funds' distributor uses the fee to pay commissions to investment firms and plan administrators that sell fund shares.



Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



SHAREHOLDER SERVICING PLAN



The funds have also adopted a non-12b-1 shareholder servicing plan and agreement. Under this plan and agreement, each fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.15% of the fund's average daily net assets attributable to Class R shares for providing or arranging for the provision of shareholder services to plans or plan participants holding Class R shares. No distribution-related services are provided under this plan and agreement. U.S. Bancorp Asset Management is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.



ADDITIONAL PAYMENTS TO INSTITUTIONS



The advisor and/or the distributor may pay additional compensation to investment firms and plan administrators (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the "Fund Summaries" section of the prospectus because they are not paid by the funds.


These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.



You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.



CALCULATING NET ASSET VALUE



The funds generally calculate their NAV per share as of 3:00 p.m. Central time every day the New York Stock Exchange is open.


A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Security valuations for the funds' investments are furnished by one or more independent pricing services that have

                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



been approved by the funds' board of directors. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Securities, including securities traded in foreign markets, where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;

- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is no current market value quotation; and

- Securities with limited liquidity, including certain high-yield securities or securities that are restricted as to transfer or resale.


Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.



HOW TO PURCHASE AND REDEEM SHARES


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.


Class R shares are available to certain tax-deferred retirement plans (including 401(k) and other profit sharing plans, money purchase pension plans, and defined benefit plans), to be held in plan level or omnibus accounts. Class R shares are not available to non-retirement accounts, 403(b) plans, 457 plans, stock bonus plans, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, and most individual retirement accounts or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA). Eligible retirement plans generally may open an account and purchase Class R shares by contacting any investment firm or plan administrator authorized to sell the funds' shares. Participants in retirement plans generally must contact the plan's administrator to purchase, redeem or exchange shares.



Share purchases by eligible retirement plans must be made by wire transfer. You cannot purchase shares by wire on days when federally chartered banks are closed.



Purchase orders and redemption requests from a retirement plan or participant in the plan must be received by the investment firm or plan administrator by the time specified by that institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive the purchase order from the investment firm or plan administrator by 3:00 p.m. Central time. In order for shares to be sold at that day's price, the funds must receive the redemption request from the investment firm or plan administrator by 3:00 p.m. Central time. It is the responsibility of the investment firm or plan administrator to promptly transmit orders to the funds.


If the funds receive a redemption request by 3:00 p.m. Central time, payment of the redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.


To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing securities in the fund's portfolio, rather than paying cash. See "Redemption in Kind" below.



REDEMPTION IN KIND



Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.


HOW TO EXCHANGE SHARES


If you are a plan participant and your investment goals or your financial needs change, you may exchange your shares for Class R shares of another First American Fund offered through your retirement plan. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares.



To exchange your shares, call your investment firm or plan administrator. In order for your shares to be exchanged the same day, you must call your investment firm or plan administrator by the time specified by that institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your investment firm or


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED


plan administrator to promptly transmit your exchange order to the funds.


Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies, or the funds offered through your retirement plan may change, at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Short-Term Trading of Fund Shares" above.


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Policies and Services

Managing Your Investment

STAYING INFORMED

Shareholder Reports.   Shareholder reports are mailed twice a year, in November
and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.


Statements and Confirmations.   Statements summarizing activity in shareholder
accounts are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account, such as retirement plan participants.


DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.


Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American Fund or paid in cash. This request may be made by contacting your plan administrator. If you request that your distributions be paid in cash but your distribution check remains uncashed for six months, the uncashed check and all future distributions will be reinvested in fund shares at the current NAV.


TAXES


Class R shares are offered only to tax-qualified retirement plans. Thus, Class R shareholders will not be subject to federal income tax on fund dividends or distributions or on sales or exchanges of fund shares. A plan participant whose retirement plan invests in a fund generally is not taxed on fund dividends or distributions received by the plan or on sales or exchanges of fund shares by the plan for federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. You should consult your tax professional about federal, state and local tax considerations. More information about tax considerations that may affect the funds and their shareholders appears in the SAI.


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Additional Information
Management


U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2005, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.



Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.



                                          Management fee
                                       as a % of average
                                        daily net assets
--------------------------------------------------------
CORE BOND FUND                               0.40%
HIGH INCOME BOND FUND                        0.45%
INFLATION PROTECTED SECURITIES FUND          0.26%
TOTAL RETURN BOND FUND                       0.43%
U.S. GOVERNMENT MORTGAGE FUND                0.37%
--------------------------------------------------------



A discussion regarding the basis for the board of directors' approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended September 30, 2005.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation in connection with the following:



Custody Services.   U.S. Bank provides custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.



Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S.
Bancorp Fund Services, LLC (Fund Services), act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund's pro rata portion of up to 0.15% of the aggregate average daily net assets of all open-end funds in the First American family of funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time.



Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services based upon the number of share classes and shareholder accounts maintained. In addition, it receives 0.10% of the relevant fund's average daily net assets for providing certain shareholder services and to reimburse it for making payments to certain financial institutions that maintain and provide services to omnibus accounts.



Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp
Asset Management, receives distribution fees for acting as the funds' distributor.



Securities Lending Services.   In connection with lending their portfolio
securities, the funds pay fees to U.S. Bancorp Asset Management which are equal to 35% of each fund's net income from these securities lending transactions. Effective January 1, 2006, this fee will be reduced to 32%.



Shareholder Servicing Fees.   Each fund has agreed to pay U.S. Bancorp Asset
Management a shareholder servicing fee at an annual rate of 0.15% of the fund's average daily net assets attributable to Class R shares for providing or arranging for the provision of shareholder services to the holders of its Class R shares. U.S. Bancorp Asset Management is currently waiving payment of this fee. This waiver may be discontinued at any time.


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Additional Information
Management CONTINUED


Other Compensation.   To the extent that fund shares are held through U.S. Bank
or its broker-dealer affiliate, U.S. Bancorp Investments, Inc. (USBII), those entities may receive payments from the funds' distributor and/or advisor as described above under "Policies and Services -- Purchasing and Redeeming
Shares -- Additional Payments to Institutions" and USBII may receive distribution fees from the funds' distributor.



PORTFOLIO MANAGEMENT


The portfolio managers primarily responsible for the Funds' management are set forth below followed by the portfolio managers' biographies.


Core Bond Fund.   Timothy A. Palmer has served as the primary portfolio manager for the fund since May 2003. Wan-Chong Kung and Chris J. Neuharth have co-managed the fund since June 2001 and October 2002, respectively.



High Income Bond Fund.   Douglas P. Hedberg has served as the primary portfolio
manager for the fund since August 2001. Philip A. Melville and John T. Fruit have co-managed the fund since April 2003 and November 2005, respectively.



Inflation Protected Securities Fund.   Wan-Chong Kung has served as the primary
portfolio manager for the fund and Linda M. Sauber has co-managed the fund since October 2004.



Total Return Bond Fund.   Timothy A. Palmer has served as the primary portfolio
manager for the fund since May 2005. Wan-Chong Kung and Chris J. Neuharth have co-managed the fund since May 2005, and Jeffrey J. Ebert has co-managed the fund since February 2000.



U.S. Government Mortgage Fund.   Chris J. Neuharth has served as the primary
portfolio manager for the fund since September 2001 and Jason J. O'Brien has co-managed the fund since October 2001.


PORTFOLIO MANAGER BIOGRAPHIES


John T. Fruit, CFA, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 2001 as a senior credit research analyst. Prior to that, he worked for Aid Association for Lutherans as a fixed-income analyst/trader. He also previously did analysis and institutional trading for Arbor Research and Trading and worked in sales and trading in securities lending and fixed income for that firm. Mr. Fruit has more than 18 years of financial industry experience.



Douglas P. Hedberg, CFA, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1997 and has 42 years of financial industry experience, including 27 years in portfolio management.



Wan-Chong Kung, CFA, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1993 and has 14 years of portfolio management experience.



Philip A. Melville, CFA, Director, Taxable Fixed-Income Research, joined U.S. Bancorp Asset Management in 2003. Prior to that, he worked for New York Life Investment Management from June 2002 until April 2003 and Credit Suisse Asset Management from October 1999 until June 2002. Mr. Melville has 19 years of financial industry experience.



Chris J. Neuharth, CFA, Senior Fixed-Income Portfolio Manager, rejoined U.S. Bancorp Asset Management in 2000. He has 25 years of financial industry experience, including 21 years in portfolio management. From August 1999 to February 2000, Mr. Neuharth was employed by Brinson Partners where he served as a director and senior portfolio manager.



Jason J. O'Brien, CFA, Senior Fixed-Income Trader, joined U.S. Bancorp Asset Management in 1996 and has 13 years of financial industry experience.



Timothy A. Palmer, CFA, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in May 2003. Mr. Palmer was a Senior Fixed-Income Portfolio Manager at American Express Financial Advisors from April 2001 until February 2003. Prior to joining American Express, Mr. Palmer was Managing Principal and CEO at Atlas Capital Management LLC, a fixed-income management company. Mr. Palmer has 20 years of financial industry experience, including 17 years in portfolio management.



Linda M. Sauber, Fixed-Income Trader, joined U.S. Bancorp Asset Management in 2003. Prior to that, Ms. Sauber obtained her MBA from the University of St. Thomas after working as a senior fixed-income trader with Advantus Capital Management. She has 18 years of financial industry experience.


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Additional Information

Financial Highlights

The tables that follow present performance information about the Class R shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period that the fund or class of shares has been in operations. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.


The Class R shares of the funds were designated Class S shares prior to July 1, 2004. Thus, financial highlights for each fund currently consist of only the historical financial highlights for the Class S shares, which had lower fees and expenses than the Class R shares.


Except as noted in the following sentence, the information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for U.S. Government Mortgage Fund for the fiscal period ended October 31, 2000, has been audited by other auditors.


CORE BOND FUND(1)


                                                                                                                    Fiscal period
                                                                                                                        ended
                                                                       Fiscal year ended September 30,              September 30,
                                                                2005(2)      2004(2)       2003         2002          2001(2,3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $11.30       $11.56       $ 11.45      $ 11.37         $ 11.28
                                                                ------       ------       -------      -------         -------
Investment Operations:
 Net Investment Income                                            0.38         0.38          0.42         0.55            0.01
 Realized and Unrealized Gains (Losses) on Investments           (0.10)       (0.10)         0.15         0.08            0.08
                                                                ------       ------       -------      -------         -------
 Total From Investment Operations                                 0.28         0.28          0.57         0.63            0.09
                                                                ------       ------       -------      -------         -------
Less Distributions:
 Dividends (from net investment income)                          (0.40)       (0.37)        (0.46)       (0.55)             --
 Distributions (from net realized gains)                         (0.01)       (0.17)           --           --              --
                                                                ------       ------       -------      -------         -------
 Total Distributions                                             (0.41)       (0.54)        (0.46)       (0.55)             --
                                                                ------       ------       -------      -------         -------
Net Asset Value, End of Period                                  $11.17       $11.30       $ 11.56      $ 11.45         $ 11.37
                                                                ======       ======       =======      =======         =======
Total Return(4)                                                   2.51%        2.53%         5.08%        5.77%           0.80%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $   16       $    1       $39,236      $33,270         $35,062
Ratio of Expenses to Average Net Assets                           1.20%        0.95%         0.95%        0.95%           1.58%
Ratio of Net Investment Income to Average Net Assets              3.37%        3.37%         3.58%        4.93%           6.36%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                         1.45%        1.05%         1.05%        1.03%           1.76%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                              3.12%        3.27%         3.48%        4.85%           6.18%
Portfolio Turnover Rate                                            208%         182%          196%         115%             81%
---------------------------------------------------------------------------------------------------------------------------------



(1)Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.



(2)Per share data calculated using average shares outstanding method.


(3)Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)Total return would have been lower had certain expenses not been waived.

                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Additional Information
Financial Highlights CONTINUED


HIGH INCOME BOND FUND(1,2)



                                                                                                                    Fiscal period
                                                                                                                        ended
                                                                        Fiscal year ended September 30,             September 30,
                                                                 2005(3)      2004(3)      2003(3)       2002         2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $ 9.60       $ 9.21       $ 7.98       $ 9.32         $ 9.50
                                                                 ------       ------       ------       ------         ------
Investment Operations:
 Net Investment Income                                             0.62         0.69         0.71         0.73           0.01
 Realized and Unrealized Gains (Losses) on Investments            (0.04)        0.32         1.22        (1.30)         (0.19)
                                                                 ------       ------       ------       ------         ------
 Total From Investment Operations                                  0.58         1.01         1.93        (0.57)         (0.18)
                                                                 ------       ------       ------       ------         ------
Less Distributions:
 Dividends (from net investment income)                           (0.65)       (0.62)       (0.70)       (0.70)            --
 Distributions (from return of capital)                           --(5)           --           --        (0.07)            --
                                                                 ------       ------       ------       ------         ------
 Total Distributions                                              (0.65)       (0.62)       (0.70)       (0.77)            --
                                                                 ------       ------       ------       ------         ------
Net Asset Value, End of Period                                   $ 9.53       $ 9.60       $ 9.21       $ 7.98         $ 9.32
                                                                 ======       ======       ======       ======         ======
Total Return(6)                                                    6.23%       11.29%       25.11%       (6.66)%        (1.90)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $    4       $    1       $  777       $   87         $   --
Ratio of Expenses to Average Net Assets                            1.33%        1.00%        1.00%        1.01%            --
Ratio of Net Investment Income to Average Net Assets               6.31%        7.33%        7.86%        8.46%          1.23%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.73%        1.26%        1.18%        1.57%            --
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                               5.91%        7.07%        7.68%        7.90%          1.23%
Portfolio Turnover Rate                                              77%          80%         122%          86%            53%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to March 17, 2003 are those of the First American High Yield Bond Fund, which merged into High Income Bond Fund on that date.



(2)Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.



(3)Per share data calculated using average shares outstanding method.



(4)Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Includes a tax return of capital of less than $0.01.



(6)Total return would have been lower had certain expenses not been waived.


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Additional Information
Financial Highlights CONTINUED


INFLATION PROTECTED SECURITIES FUND



                                                                   Fiscal year
                                                                      ended
                                                                  September 30,
                                                                    2001(1,2)
-------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                 $10.00
                                                                     ------
Investment Operations:
 Net Investment Income                                                 0.43
 Realized and Unrealized Gains on Investments                          0.05
                                                                     ------
 Total From Investment Operations                                      0.48
                                                                     ------
Less Distributions:
 Dividends (from net investment income)                               (0.35)
 Distributions (from net realized gains)                                 --
                                                                     ------
 Total Distributions                                                  (0.35)
                                                                     ------
Net Asset Value, End of Period                                       $10.13
                                                                     ======
Total Return(3)                                                        4.81%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                      $    1
Ratio of Expenses to Average Net Assets                                1.10%
Ratio of Net Investment Income to Average Net Assets                   4.22%
Ratio of Expenses to Average Net Assets (excluding waivers)            1.49%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                   3.83%
Portfolio Turnover Rate                                                  23%
-------------------------------------------------------------------------------



(1)Per share data calculated using average shares outstanding method.



(2)Commenced operations on October 1, 2004.



(3)Total return would have been lower had certain expenses not been waived.


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Additional Information
Financial Highlights CONTINUED


TOTAL RETURN BOND FUND(1,2)



                                                                                                                    Fiscal period
                                                                                                                        ended
                                                                        Fiscal year ended September 30,             September 30,
                                                                  2005(3)      2004(3)       2003        2002         2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $10.29       $10.23       $ 9.60      $10.01         $ 9.93
                                                                  ------       ------       ------      ------         ------
Investment Operations:
 Net Investment Income                                              0.41         0.48         0.51        0.56           0.01
 Realized and Unrealized Gains on Investments                      (0.07)          --         0.63       (0.38)          0.07
                                                                  ------       ------       ------      ------         ------
 Total From Investment Operations                                   0.34         0.48         1.14        0.18           0.08
                                                                  ------       ------       ------      ------         ------
Less Distributions:
 Dividends (from net investment income)                            (0.40)       (0.42)       (0.51)      (0.58)            --
 Distributions (from net realized gains)                              --           --           --       (0.01)            --
 Distributions net realized gains                                     --           --(5)        --          --             --
                                                                  ------       ------       ------      ------         ------
 Total Distributions                                               (0.40)       (0.42)       (0.51)      (0.59)            --
                                                                  ------       ------       ------      ------         ------
Net Asset Value, End of Period                                    $10.23       $10.29       $10.23      $ 9.60         $10.01
                                                                  ======       ======       ======      ======         ======
Total Return(6)                                                     4.81%        4.83%       12.25%       1.84%          0.81%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $    3       $    1       $2,668      $3,557         $3,237
Ratio of Expenses to Average Net Assets                             1.25%        1.00%        1.00%       1.00%          0.89%
Ratio of Net Investment Income to Average Net Assets                3.98%        4.64%        5.21%       5.77%          7.60%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.65%        1.25%        1.26%       1.27%          1.36%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                3.58%        4.39%        4.95%       5.50%          7.13%
Portfolio Turnover Rate                                              285%         132%          91%        117%           187%
---------------------------------------------------------------------------------------------------------------------------------



(1)Prior to May 13, 2005, the fund had different principal investment strategies and was named Corporate Bond Fund.



(2)Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.



(3)Per share data calculated using average shares outstanding method.



(4)Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Includes a tax return of capital of less than $0.01.



(6)Total return would have been lower had certain expenses not been waived.


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

Additional Information
Financial Highlights CONTINUED


U.S. GOVERNMENT MORTGAGE FUND(1,2)



                                                                                                 Fiscal period      Fiscal period
                                                                                                     ended              ended
                                                    Fiscal year ended September 30,              September 30,       October 31,
                                             2005(3)      2004(3)       2003         2002          2001(3,4)           2000(5)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period         $10.72       $10.85       $ 11.12      $ 10.97         $ 10.40            $10.31
                                             ------       ------       -------      -------         -------            ------
Investment Operations:
 Net Investment Income                         0.37         0.39          0.30         0.49            0.62              0.53
 Realized and Unrealized Gains (Losses)
  on Investments                              (0.14)       (0.10)           --         0.20            0.49              0.07
                                             ------       ------       -------      -------         -------            ------
 Total From Investment Operations              0.23         0.29          0.30         0.69            1.11              0.60
                                             ------       ------       -------      -------         -------            ------
Less Distributions:
 Dividends (from net investment income)       (0.44)       (0.42)        (0.45)       (0.54)          (0.54)            (0.51)
 Distributions (from net realized
  gains)                                         --           --         (0.12)          --              --                --
                                             ------       ------       -------      -------         -------            ------
 Total Distributions                          (0.44)       (0.42)        (0.57)       (0.54)          (0.54)            (0.51)
                                             ------       ------       -------      -------         -------            ------
 Net Asset Value, End of Period              $10.51       $10.72       $ 10.85      $ 11.12         $ 10.97            $10.40
                                             ======       ======       =======      =======         =======            ======
Total Return(6)                                2.18%        2.74%         2.79%        6.55%          10.94%             5.96%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)              $    3       $    1       $17,296      $21,355         $19,092            $5,145
Ratio of Expenses to Average Net Assets        1.20%        0.95%         0.95%        0.95%           0.97%             1.04%
Ratio of Net Investment Income to
 Average Net Assets                            3.42%        3.58%         3.04%        4.59%           6.52%             5.36%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                           1.48%        1.05%         1.06%        1.08%           1.15%             1.15%
Ratio of Net Investment Income to
 Average Net Assets (excluding waivers)        3.14%        3.48%         2.93%        4.46%           6.34%             5.25%
Portfolio Turnover Rate                         251%         127%          175%         197%             22%               23%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of Firstar U.S. Government Securities Fund, which merged into the U.S. Government Mortgage Fund on that date.



(2)Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(6)Total return would have been lower had certain expenses not been waived.


                     PROSPECTUS - First American Income Funds
                                   Class R Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American Funds' Internet Web site.


FIRST AMERICAN FUNDS WEB SITE


Information about the First American Funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

SEC file number:  811-05309                                    PROBONDRSH  12/05
--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

                                          December 30, 2005




                                          Prospectus
                                          First American Investment Funds, Inc.

                                          ASSET CLASS - BOND FUNDS

                             INCOME FUNDS

                           CLASS Y SHARES

                                          CORE BOND FUND
                                          HIGH INCOME BOND FUND
                                          INFLATION PROTECTED SECURITIES FUND
                                          INTERMEDIATE GOVERNMENT BOND FUND
                                          INTERMEDIATE TERM BOND FUND
                                          SHORT TERM BOND FUND

                                          TOTAL RETURN BOND FUND

                                          U.S. GOVERNMENT MORTGAGE FUND

                                          As with all mutual funds, the
                                          Securities and Exchange Commission has
                                          not approved or disapproved the shares
                                          of these funds, or determined if the
                                          information in this prospectus is
                                          accurate or complete. Any statement to
                                          the contrary is a criminal offense.

(FIRST AMERICAN FUNDS LOGO)

TABLE OF
CONTENTS


FUND SUMMARIES
    Core Bond Fund                                                     2
    High Income Bond Fund                                              4
    Inflation Protected Securities Fund                                6
    Intermediate Government Bond Fund                                  8
    Intermediate Term Bond Fund                                       10
    Short Term Bond Fund                                              12
    Total Return Bond Fund                                            14
    U.S. Government Mortgage Fund                                     18
MORE ABOUT THE FUNDS
    Investment Strategies, Risks and Other Investment
      Matters                                                         20
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                   24
    Managing Your Investment                                          27
ADDITIONAL INFORMATION
    Management                                                        28
    Financial Highlights                                              30
FOR MORE INFORMATION                                          Back Cover

Fund Summaries

Introduction

          This section of the prospectus describes the objectives of the First American Income Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

                          PROSPECTUS - First American Income Funds
                                        Class Y Shares

Fund Summaries
Core Bond Fund

OBJECTIVE

Core Bond Fund's objective is to provide investors with high current income consistent with limited risk to capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Core Bond Fund invests in investment grade debt securities, such as:

- U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.


- residential and commercial mortgage-backed securities.



- asset-backed securities.


- corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.


Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.


Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.


The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments.


Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.


To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.



The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS


The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



- Dollar Roll Transaction Risk



- Foreign Security Risk



- Income Risk



- Interest Rate Risk



- Mortgage- and Asset-Backed Securities Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Fund Summaries
Core Bond Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)



                                  (BAR CHART)

1995                                                                              17.29%
1996                                                                               3.46%
1997                                                                               8.85%
1998                                                                               8.93%
1999                                                                              -2.76%
2000                                                                              11.06%
2001                                                                               8.10%
2002                                                                               8.31%
2003                                                                               4.22%
2004                                                                               3.78%



Best Quarter:
Quarter ended                             June 30, 1995         6.13%
Worst Quarter:
Quarter ended                             June 30, 2004         (2.48)%



AVERAGE ANNUAL
TOTAL RETURNS                        Inception     One    Five     Ten
AS OF 12/31/04                            Date    Year   Years   Years
----------------------------------------------------------------------
Core Bond Fund
----------------------------------------------------------------------
  Class Y (return before taxes)         2/4/94   3.78%   7.06%   7.00%
----------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                                 2.39%   5.03%   4.68%
----------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                        2.45%   4.82%   4.56%
----------------------------------------------------------------------
Lehman Aggregate Bond Index(2)
(reflects no deduction for fees,
expenses, or taxes)                              4.34%   7.71%   7.72%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.74%.



(2)An unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                            0.50%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                             0.30%
  Total Annual Fund Operating Expenses(1)                    0.80%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.70%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $82
---------------------------------------------------------------
  3 years                                                  $255
---------------------------------------------------------------
  5 years                                                  $444
---------------------------------------------------------------
 10 years                                                  $990


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Fund Summaries
High Income Bond Fund

OBJECTIVE

High Income Bond Fund's objective is to provide investors with a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, High Income Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.


There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.


The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments.



The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater that the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



- Foreign Security Risk



- High-Yield Securities Risk



- Income Risk



- Interest Rate Risk



- Liquidity Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Fund Summaries
High Income Bond Fund CONTINUED

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)

                                  (BAR CHART)


2002                                                                            -0.96%
2003                                                                            24.48%
2004                                                                            10.55%


Best Quarter:
Quarter ended                                  June 30, 2003         9.54%
Worst Quarter:
Quarter ended                                  September 30, 2002    (4.71)%





AVERAGE ANNUAL
TOTAL RETURNS                          Inception      One       Since
AS OF 12/31/04(2)                           Date     Year   Inception
---------------------------------------------------------------------
High Income Bond Fund
---------------------------------------------------------------------
  Class Y (return before taxes)          8/30/01   10.55%       7.88%
---------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                                    7.72%       4.73%
---------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                           6.74%       4.74%
---------------------------------------------------------------------
Lehman Corporate High Yield 2%
Constrained Index(3)
(reflects no deduction for fees,
expenses, or taxes)                                11.14%      10.83%
---------------------------------------------------------------------
Lehman Corporate High Yield Index(4)
(reflects no deduction for fees,
expenses, or taxes)                                11.13%      10.40%
---------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.92%.



(2)Performance presented represents that of First American High Yield Bond Fund, which merged into the fund on that date.



(3)An unmanaged index that covers the universe of fixed-rate, dollar-denominated, below-investment-grade debt with at least one year to final maturity with total index allocation to an individual issuer being limited to 2%. Previously, the fund used the Lehman Corporate High Yield Index as a benchmark. Going forward, the fund will use the Lehman Corporate High Yield 2% Constrained Index as a comparison, because its composition better matches the fund's investment strategies. The since inception performance of the index is calculated from 8/31/01.



(4)An unmanaged index that covers the universe of fixed-rate, dollar-denominated, below-investment-grade debt with at least one year to final maturity.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.70%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                             0.32%
  Total Annual Fund Operating Expenses(1)                    1.02%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.85%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $104
---------------------------------------------------------------
  3 years                                                  $325
---------------------------------------------------------------
  5 years                                                  $563
---------------------------------------------------------------
 10 years                                                $1,248


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Fund Summaries
Inflation Protected Securities Fund

OBJECTIVE

Inflation Protected Securities Fund seeks to provide investors with total return while providing protection against inflation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Inflation Protected Securities Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in inflation protected debt securities. These securities will be issued by the U.S. and non-U.S. governments, their agencies and instrumentalities, and domestic and foreign corporations. The fund's investments in U.S. Government inflation protected securities will include U.S. Treasury inflation-protection securities as well as inflation protected securities issued by agencies and instrumentalities of the U.S. Government. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. Some securities issued by agencies and instrumentalities of the U.S. Government are supported only by the credit of the issuing agency or instrumentality.

Inflation protected debt securities are designed to provide protection against the negative effects of inflation. Unlike traditional debt securities, which pay regular fixed interest payments on a fixed principal amount, interest payments on inflation protected debt securities will vary with the rate of inflation. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (CPI-U) as the inflation measure. Inflation protected bonds issued by foreign governments and corporations are generally linked to a non-U.S. inflation rate.

Inflation protected debt securities have two common structures. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. If the index measuring the rate of inflation rises, the principal value of the security will increase. Because interest payments will be calculated with respect to a larger principal amount, interest payments also will increase. Conversely, if the index measuring the rate of inflation falls, the principal value of the security will fall and interest payments will decrease. Other issuers adjust the interest rates payable on the security according to the rate of inflation, but the principal amount remains the same.

In the event of sustained deflation, the U.S. Treasury has guaranteed that it will repay at maturity at least the original face value of the inflation protected securities that it issues. Other inflation protected debt securities that accrue inflation into their principal value may or may not provide a similar guarantee. For securities that do not provide such a guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal value.

Up to 20% of the Fund's assets may be invested in holdings that are not inflation protected. These holdings may include the following:

- domestic and foreign corporate debt obligations.

- securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

- debt obligations of foreign governments.

- residential and commercial mortgage-backed securities.


- asset-backed securities.


- derivative instruments, as discussed below.


When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions. The managers then select securities that they believe have strong relative value based on an analysis of a security's characteristics (such as principal value, coupon rate, maturity, duration and yield) in light of these general economic factors and market conditions. The managers will sell securities if the securities no longer meet these criteria, if other investments appear to be a better relative value, to manage the duration of the fund, or to meet redemption requests.



The fund invests primarily in securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. However, up to 10% of the fund's net assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. Quality determinations regarding unrated securities will be made by the fund's advisor.



The fund may invest up to 20% of its net assets in non-dollar denominated securities, and may invest without limitation in U.S. dollar denominated securities of foreign corporations and governments.


The fund may invest in debt securities of any maturity, but expects to maintain, under normal market conditions, a weighted average effective maturity of between 8 and 15 years and an average effective duration of between 4 and 10 years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Fund Summaries
Inflation Protected Securities Fund CONTINUED


The fund may utilize the following derivatives:options; futures contracts; options on futures contracts; foreign currency contracts; options on foreign currencies; interest rate caps and floors; index- and other asset-linked notes; swap agreements, including swap agreements on interest rates, currency rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may also invest in commodity-linked derivative instruments, including swap agreements on commodity indexes or specific commodities; commodity options, futures and options on futures; and commodity-linked notes. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter ("OTC") market. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater that the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates, inflation and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



- Foreign Security Risk



- High-Yield Securities Risk



- Income Risk


- Indexing Methodology Risk



- Interest Rate Risk



- International Investing Risk



- Liquidity Risk



- Mortgage- and Asset-Backed Securities Risk



- Tax Consequences of Inflation Adjustments



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

Because Inflation Protected Securities Fund has not been offered for a full calendar year, no performance information is presented.

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.50%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                             0.34%
  Total Annual Fund Operating Expenses(1)                    0.84%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.60%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                        $86
-------------------------------------------------------------------
  3 years                                                      $268
-------------------------------------------------------------------
  5 years                                                      $466
-------------------------------------------------------------------
 10 years                                                    $1,037


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Fund Summaries
Intermediate Government Bond Fund

OBJECTIVE

Intermediate Government Bond Fund's objective is to provide investors with current income that is exempt from state income tax, to the extent consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Intermediate Government Bond Fund invests substantially all of its assets in U.S. government securities that pay interest that is generally exempt from state income tax. U.S. government securities are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. government securities that pay interest exempt from state income tax include U.S. Treasury obligations and obligations issued by certain U.S. government agencies or instrumentalities, including, but not limited to, the following:


- Federal Farm Credit Banks.



- Federal Home Loan Banks System.


- Tennessee Valley Authority.

Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. Some securities issued by agencies and instrumentalities of the U.S. Government are supported only by the credit of the issuing agency or instrumentality.


In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio and geographical diversification.



Under normal market conditions, the fund attempts to maintain an effective duration between 2.5 and 7 years and a weighted average effective maturity between 3 and 10 years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Fund Summaries
Intermediate Government Bond Fund CONTINUED

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

2003                                                                             1.59%
2004                                                                             1.74%



Best Quarter:
Quarter ended                                  March 31, 2004        1.97%
Worst Quarter:
Quarter ended                                  June 30, 2004         (2.26)%






AVERAGE ANNUAL
TOTAL RETURNS                           Inception      One       Since
AS OF 12/31/04                               Date     Year   Inception
----------------------------------------------------------------------
Intermediate Government Bond Fund
----------------------------------------------------------------------
  Class Y (return before taxes)          10/25/02    1.74%       2.30%
----------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                                    (0.01)%    (0.13)%
----------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                            2.04%       1.07%
----------------------------------------------------------------------
Lehman Intermediate Treasury Bond
Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                  2.02%       2.33%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.17%.



(2)An unmanaged index comprised of public obligations of the U.S. Treasury with a remaining maturity between one and ten years. The since inception performance of the index is calculated from 10/31/02.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.50%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                             0.34%
  Total Annual Fund Operating Expenses(1)                    0.84%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.60%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $86
---------------------------------------------------------------
  3 years                                                  $268
---------------------------------------------------------------
  5 years                                                  $466
---------------------------------------------------------------
 10 years                                                $1,037


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Fund Summaries
Intermediate Term Bond Fund

OBJECTIVE

Intermediate Term Bond Fund's objective is to provide investors with current income to the extent consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Intermediate Term Bond Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as:

- U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.


- residential and commercial mortgage-backed securities.



- asset-backed securities.


- corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.


Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.



Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.



The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments.


Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of three to ten years and an average effective duration of two to six years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.


To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.



The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



- Dollar Roll Transaction Risk



- Foreign Security Risk



- Income Risk



- Interest Rate Risk



- Mortgage- and Asset-Backed Securities Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Fund Summaries
Intermediate Term Bond Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


                                  (BAR CHART)


1999                                                                             15.25%
1996                                                                              4.06%
1997                                                                              7.34%
1998                                                                              7.91%
1999                                                                              1.00%
2000                                                                             10.18%
2001                                                                              7.71%
2002                                                                              8.08%
2003                                                                              4.07%
2004                                                                              2.83%


Best Quarter:
Quarter ended                             June 30, 1995         5.02%
Worst Quarter:
Quarter ended                             June 30, 2004         (2.43)%





AVERAGE ANNUAL
TOTAL RETURNS               Inception        One         Five         Ten
AS OF 12/31/04(2)                Date       Year        Years       Years
-------------------------------------------------------------------------
Intermediate Term Bond
  Fund
-------------------------------------------------------------------------
  Class Y (return before
  taxes)                       1/5/93      2.83%        6.55%       6.78%
-------------------------------------------------------------------------
  Class Y (return after
  taxes on distributions)                  1.57%        4.58%       4.57%
-------------------------------------------------------------------------
  Class Y (return after
  taxes on distributions
  and sale of fund shares)                 2.02%        4.43%       4.45%
-------------------------------------------------------------------------
Lehman Intermediate Gov't/
Credit Bond
Index(3)(reflects no
deduction for fees,
expenses, or taxes)                        3.04%        7.21%       7.16%
-------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.14%.



(2)Performance history prior to 9/24/01 represents that of the Firstar Intermediate Bond Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.



(3)An unmanaged index of investment grade, fixed income securities with maturities ranging from one to ten years.




FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                            0.50%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                             0.30%
  Total Annual Fund Operating Expenses(1)                    0.80%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.60%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $82
---------------------------------------------------------------
  3 years                                                  $255
---------------------------------------------------------------
  5 years                                                  $444
---------------------------------------------------------------
 10 years                                                  $990


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Fund Summaries
Short Term Bond Fund

OBJECTIVE

Short Term Bond Fund's objective is to provide investors with current income while maintaining a high degree of principal stability.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Short Term Bond Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as:


- residential and commercial mortgage-backed securities.



- asset-backed securities.


- corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.

- U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

- commercial paper.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.


Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.



The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments.


Under normal market conditions the fund attempts to maintain a weighted average effective maturity and an average effective duration for its portfolio securities of one to three years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.


The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Income Risk



- Interest Rate Risk



- Mortgage- and Asset-Backed Securities Risk



See "More About the Fund" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Fund Summaries
Short Term Bond Fund CONTINUED

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

                                  (BAR CHART)


1995                                                                              8.23%
1996                                                                              5.60%
1997                                                                              5.93%
1998                                                                              6.08%
1999                                                                              3.34%
2000                                                                              8.31%
2001                                                                              7.42%
2002                                                                              6.05%
2003                                                                              1.99%
2004                                                                              1.11%


Best Quarter:
Quarter ended                                  September 30, 2001    3.19%
Worst Quarter:
Quarter ended                                  June 30, 2004         (1.30)%


AVERAGE ANNUAL
TOTAL RETURNS                      Inception     One    Five     Ten
AS OF 12/31/04                          Date    Year   Years   Years
--------------------------------------------------------------------
Short Term Bond Fund
--------------------------------------------------------------------
  Class Y (return before taxes)       2/4/94   1.11%   4.94%   5.38%
--------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                               0.24%   3.23%   3.38%
--------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                      0.72%   3.16%   3.34%
--------------------------------------------------------------------
Lehman 1-3 Year Gov't/Credit Bond
Index(2)
(reflects no deduction for fees,
expenses, or taxes)                            1.30%   5.41%   5.98%
--------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 0.98%.



(2)An unmanaged index of investment grade, fixed income securities with maturities ranging from one to three years.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                            0.50%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                             0.30%
  Total Annual Fund Operating Expenses(1)                    0.80%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.60%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $82
---------------------------------------------------------------
  3 years                                                  $255
---------------------------------------------------------------
  5 years                                                  $444
---------------------------------------------------------------
 10 years                                                  $990


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Fund Summaries


Total Return Bond Fund



OBJECTIVE



Total Return Bond Fund's objective is to provide investors with a high level of current income consistent with prudent risk to capital. While the fund may realize some capital appreciation, the fund primarily seeks to achieve total return through preserving capital and generating income.



PRINCIPAL INVESTMENT STRATEGIES



Under normal market conditions, Total Return Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in the following types of debt securities:



- U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).



- residential and commercial mortgage-backed securities.



- asset-backed securities.



- domestic and foreign corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.



- debt obligations of foreign governments.



Up to 30% of the fund's total assets may be invested collectively in the following categories of debt securities, provided that the fund will not invest more than 20% of its total assets in any single category:



- securities rated lower than investment grade or unrated securities of comparable quality (securities commonly referred to as "high-yield" or "junk bonds") as determined by the fund's advisor. The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality.



- non-dollar denominated debt obligations of foreign corporations and governments. (The fund may invest without limitation in U.S. dollar denominated securities of foreign issuers that are not located in emerging market countries.)



- debt obligations issued by governmental and corporate issuers that are located in emerging market countries. A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for rapid economic growth, provided that no issuer included in the fund's current benchmark index will be considered to be located in an emerging market country.



Fund managers make buy, sell, and hold decisions using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries. Fund managers also analyze expected changes to the yield curve under multiple market conditions to help define maturity and duration selection.



The fund invests primarily in securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. As noted above, however, up to 20% of the fund's total assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality. Quality determinations regarding unrated securities will be made by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets.



To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.



Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.



The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps and floors; foreign currency contracts; options on foreign currencies interest rate, total return and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly. The fund will gain exposure to non-dollar denominated securities markets exclusively through the use of derivatives until such time as the fund is operationally capable of investing directly in such securities markets. At such time, the fund will gain exposure to non-dollar denominated securities markets through the use of derivatives, direct investment, or some combination of both as determined by the fund's advisor.


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Fund Summaries


Total Return Bond Fund CONTINUED



PRINCIPAL RISKS



The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



- Dollar Roll Transaction Risk



- Emerging Markets Risk



- Foreign Security Risk



- High-Yield Securities Risk



- Income Risk



- Interest Rate Risk



- International Investing Risk



- Liquidity Risk



- Mortgage- and Asset-Backed Securities Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE



The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.



The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



Effective May 13, 2005, the fund's name was changed from Corporate Bond Fund to Total Return Bond Fund, and its principal investment strategy was changed from investing primarily in corporate debt obligations to investing primarily in the types of debt securities listed above. As a result, the performance information provided below for periods prior to May 13, 2005 reflects the performance of an investment portfolio that is materially different from the fund's current investment portfolio.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


                                  (BAR CHART)


2001                                                                             7.28%
2002                                                                             5.89%
2003                                                                             10.04%
2004                                                                             5.79%



Best Quarter:
Quarter ended                                  June 30, 2003          6.49%
Worst Quarter:
Quarter ended                                  June 30, 2004         (3.45)%






AVERAGE ANNUAL
TOTAL RETURNS                              Inception     One       Since
AS OF 12/31/04                                  Date    Year   Inception
------------------------------------------------------------------------
Total Return Bond Fund
------------------------------------------------------------------------
 Class Y (return before taxes)                2/1/00   5.79%       7.70%
------------------------------------------------------------------------
 Class Y (return after taxes on
 distributions)                                        4.05%       4.97%
------------------------------------------------------------------------
 Class Y (return after taxes on
 distributions and sale of fund shares)                3.73%       4.87%
------------------------------------------------------------------------
Lehman U.S. Credit A/BBB Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                    5.66%       8.92%
------------------------------------------------------------------------
Lehman Aggregate Bond Index(3)
(reflects no deduction for fees,
expenses, or taxes)                                    4.34%       7.92%
------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.92%.



(2)An unmanaged index comprised of fixed-rate, dollar-denominated U.S. corporate securities rated BBB or A based on the lower of Moody's and Standard & Poor's ratings, with at least one year to final maturity. The since inception performance of the index is calculated from 1/31/00.



(3)In the future, the fund's performance will be compared to the Lehman Aggregate Bond Index because of the change in principal investment strategies. The Lehman Aggregate Bond Index is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market. The since inception performance of the index is calculated from 1/31/00.


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Fund Summaries


Total Return Bond Fund CONTINUED



FEES AND EXPENSES



The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.



-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.60%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                             0.33%
  Total Annual Fund Operating Expenses(1)                    0.93%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers and restated to reflect the current management fee. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.75%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



  1 year                                                    $95
---------------------------------------------------------------
  3 years                                                  $296
---------------------------------------------------------------
  5 years                                                  $515
---------------------------------------------------------------
 10 years                                                $1,143


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

                      (This page intentionally left blank)

                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Fund Summaries
U.S. Government Mortgage Fund

OBJECTIVE

U.S. Government Mortgage Fund's objective is to provide investors with high current income to the extent consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, U.S. Government Mortgage Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality. Mortgage-backed securities include securities issued by U.S. government-sponsored entities such as Ginnie Mae, Fannie Mae, and Freddie Mac.


When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.



Under normal market conditions, the fund attempts to maintain a weighted average effective maturity of ten years or less. The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Credit Risk



- Derivative Instrument Risk



- Income Risk



- Interest Rate Risk



- Mortgage- and Asset-Backed Securities Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Fund Summaries
U.S. Government Mortgage Fund CONTINUED


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


                                  (BAR CHART)


1995                                                                             15.29%
1996                                                                             3.32%
1997                                                                             6.68%
1998                                                                             6.75%
1999                                                                             1.00%
2000                                                                             9.83%
2001                                                                             7.60%
2002                                                                             8.55%
2003                                                                             2.36%
2004                                                                             3.58%



Best Quarter:
Quarter ended                                  June 30, 1995         5.46%
Worst Quarter:
Quarter ended                                  June 30, 2004         (1.21)%






AVERAGE ANNUAL
TOTAL RETURNS                      Inception     One    Five     Ten
AS OF 12/31/04(2)                       Date    Year   Years   Years
--------------------------------------------------------------------
U.S. Government Mortgage Fund
--------------------------------------------------------------------
  Class Y (return before taxes)       2/1/91   3.58%   6.34%   6.42%
--------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                               1.98%   4.28%   4.16%
--------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                      2.30%   4.17%   4.09%
--------------------------------------------------------------------
Lehman Mortgage-Backed Securities
Index(3)(reflects no deduction
for fees, expenses, or taxes)                  4.70%   7.14%   7.56%
--------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.51%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar U.S. Government Securities Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar U.S. Government Securities Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.



(3)An unmanaged index comprised of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                            0.50%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                             0.33%
  Total Annual Fund Operating Expenses(1)                    0.83%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.70%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $85
---------------------------------------------------------------
  3 years                                                  $265
---------------------------------------------------------------
  5 years                                                  $460
---------------------------------------------------------------
 10 years                                                $1,025


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

More About The Funds


Investment Strategies, Risks and Other Investment Matters


OBJECTIVES


The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.



INVESTMENT STRATEGIES



The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. This section provides more information about some of the funds' principal and non-principal investment strategies. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information
(SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.



U.S. Government Agency Securities.   The U.S. Government agency securities in
which the funds may invest include securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC), the Federal Farm Credit Bank
(FFCB), the U.S. Agency for International Development (U.S. AID), the Federal Home Loan Banks (FHLB) and the Tennessee Valley Authority (TVA). Securities issued by GNMA, TVA and U.S. AID are backed by the full faith and credit of the U.S. Government. Securities issued by FNMA and FHLMC are supported by the right to borrow directly from the U.S. Treasury. The other U.S. Government agency and instrumentality securities in which the funds invest are backed solely by the credit of the agency or instrumentality issuing the obligations. No assurances can be given that the U.S. Government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so.



Inflation Protected Securities Fund may invest in inflation protected securities issued by U.S. Government agencies. Currently, there are such securities available in the secondary market that have been issued by FNMA, FHLB, and TVA.



Asset-Backed Securities.   Asset-backed securities in which the funds may invest
are supported by credit card loans, automobile loans, home equity loans, corporate bonds, commercial loans, or other loans or receivables that by their terms convert into cash within a finite time period.



Effective Maturity and Effective Duration. Certain funds attempt to maintain a specified weighted average effective maturity and/or average effective duration. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.



Effective duration, another measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid, and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.



Ratings.   Certain funds have investment strategies requiring them to invest in debt securities that have received a particular rating from a rating service such as Moody's or Standard & Poor's. Any reference in this prospectus to a specific rating encompasses all gradations of that rating. For example, if the prospectus says that a fund may invest in securities rated as low as B, the fund may invest in securities rated B-.



Temporary Investments.   In an attempt to respond to adverse market, economic,
political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. These investments may result in a lower yield than would be available from investments with a lower quality or longer term and may prevent a fund from achieving its investment objectives.



Portfolio Turnover.   Fund managers may trade securities frequently, resulting,
from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.


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Investment Strategies, Risks and Other Investment Matters CONTINUED



PRINCIPAL RISKS



The principal risks of investing in each fund are identified in the "Fund Summaries" section. These risks are described below.



Active Management Risk.   Each fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.



Call Risk.   Each of the funds may invest in debt securities, which are subject to call risk. Bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Each of the funds is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.



Credit Risk.   Each fund is subject to the risk that the issuers of debt
securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of a fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for a fund to sell. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or Standard & Poor's.



Intermediate Government Bond Fund and U.S. Government Mortgage Fund invest primarily in U.S. government securities which have historically involved little risk of loss of principal if held to maturity. Nevertheless, certain of these securities are supported only by the credit of the issuer or instrumentality. Core Bond Fund, Intermediate Term Bond Fund and Short-Term Bond Fund attempt to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities.



Derivative Instrument Risk.   The use of derivative instruments exposes a fund
to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices, foreign currencies, index prices, or interest rates will not move in the direction that the advisor anticipates; in the case of a credit default swap, the risk that the advisor will not correctly evaluate the creditworthiness of the company or companies on which the swap is based; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.



The funds may enter into over-the-counter (OTC) transactions in derivatives. Transactions in the OTC markets generally are conducted on a principal-to-principal basis. The terms and conditions of these instruments generally are not standardized and tend to be more specialized or complex, and the instruments may be harder to value. In addition, there may not be a liquid market for OTC derivatives. As a result, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.



Inflation Protected Securities Fund's investments in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.



Dollar Roll Transaction Risk.   In a dollar roll transaction, a fund sells
mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of a fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments, and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit a fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by a fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.


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Emerging Markets Risk.   The risks of international investing are particularly
significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable (which includes an amplified risk of war and terrorism), than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets. Fluctuations in the prices of securities of issuers in emerging markets can be especially sudden and substantial. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on economies and securities markets of certain emerging market countries.



Foreign Security Risk.   Each fund (other than Intermediate Government Bond Fund
and U.S. Government Mortgage Fund) may invest in dollar denominated foreign securities. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.



High-Yield Securities Risk.   A significant portion of the portfolio of High
Income Bond Fund, and up to 10% of the net assets of Inflation Protected Securities Fund and 20% of the total assets of Total Return Bond Fund, may consist of lower-rated corporate debt obligations, which are commonly referred to as "high-yield" securities or "junk bonds." Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.



Income Risk.   Each fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk" above, or prepaid, see "Mortgage- and Asset-Backed Securities Risk" below) in lower-yielding securities.



Indexing Methodology Risk.   Interest payments on inflation protected debt
securities will vary with the rate of inflation, as measured by a specified index. There can be no assurance that the CPI-U (used as the inflation measure by U.S. Treasury inflation protected securities) or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If the market perceives that the adjustment mechanism of an inflation protected security does not accurately adjust for inflation, the value of the security could be adversely affected. There may be a lag between the time a security is adjusted for inflation and the time interest is paid on that security. This may have an adverse effect on the trading price of the security, particularly during periods of significant, rapid changes in inflation. In addition, to the extent that inflation has increased during the period of time between the inflation adjustment and the interest payment, the interest payment will not be protected from the inflation increase.



Interest Rate Risk.   Debt securities in the funds will fluctuate in value with
changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall.



The effect of interest rate changes on the inflation protected securities held by Inflation Protected Securities Fund will be somewhat different. Interest rates have two components: a "real" interest rate and an increment that reflects investor expectations of future inflation. Because interest rates on inflation protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the values of inflation protected debt securities are expected to change in response to changes in "real" interest rates. Generally, the value of an inflation protected debt security will fall when real interest rates rise and rise when real interest rates fall.



International Investing Risk.   Inflation Protected Securities Fund and Total
Return Bond Fund may invest up to 20% of their net assets in non-dollar denominated foreign securities. Investing in these securities involves risks not typically associated with U.S. investing. These risks include:



Currency Risk. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the funds' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the funds.



Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment


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professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.



Foreign Tax Risk. The funds' income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the funds also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the funds, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the SAI for details.



Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing, and financial reporting standards or other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.



Investment Restriction Risk. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.



Political and Economic Risks. International investing is subject to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets.



Liquidity Risk.   High Income Bond Fund, Inflation Protected Securities Fund,
and Total Return Bond Fund are exposed to liquidity risk because of their investment in high-yield bonds. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, these funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on a fund's performance. Infrequent trading may also lead to greater price volatility.



Mortgage- and Asset-Backed Securities Risk. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans, home equity loans, corporate bonds, or commercial loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. A fund holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.



Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short-or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.



Tax Consequences of Inflation Adjustments. Periodic adjustments for inflation to the principal amount of an inflation protected security will give rise to original issue discount, which will be includable in gross income for Inflation Protected Securities Fund. Because the fund is required to distribute its taxable income to avoid corporate level tax, the fund may be required to make annual distributions to shareholders that exceed the cash it receives, which may require the fund to liquidate certain investments when it is not advantageous to do so.



DISCLOSURE OF PORTFOLIO HOLDINGS



A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.


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Purchasing and Redeeming Shares



GENERAL



You may purchase, redeem or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open, except that you cannot purchase Class Y shares if federally chartered banks are closed, since these shares must be paid for by wire transfer. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.



The funds have authorized certain financial institutions ("authorized financial intermediaries") to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be equal to that day's net asset value (NAV) per share if your order is received by the funds or an authorized financial intermediary in proper form prior to the time the funds calculates their NAV. See "Calculating Net Asset Value" below. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase and Redeem Shares" and "How to Exchange Shares."



Some financial institutions may charge a fee for helping you purchase, redeem or exchange shares. Contact your financial institution for more information. No such fee will be imposed if you purchase shares directly from the funds.



SHORT-TERM TRADING OF FUND SHARES



The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds' Board of Directors has adopted policies and procedures designed to detect and deter short-term trading in the funds' shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds' shares in violation of these policies. As discussed below, however, there is no guarantee that the funds will be able to detect such trading in all accounts. See "Omnibus Accounts" below. These policies do not apply to purchases and sales of fund shares by other First American Funds.



Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.


In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.



Short-Term Trading Policies.   The funds' advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.



Certain transactions are not subject to the funds' short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA


                     PROSPECTUS - First American Income Funds
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Purchasing and Redeeming Shares CONTINUED



conversions and IRA re-characterizations; regular portfolio re-balancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.



Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds seek to apply their short-term trading policies and procedures to these omnibus account arrangements and will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.



While the funds will request that financial intermediaries apply the funds' short-term trading policies to their customers who invest indirectly in the funds, the funds are limited in their ability to monitor the trading activity or enforce the funds' short-term trading policies with respect to customers of financial intermediaries. For example, the funds might not be able to detect any short-term trading facilitated by a financial intermediary, if this were to occur.



SHARE CLASSES



The funds issue their shares in multiple classes. This prospectus offers Class Y shares.



Class Y shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%. Class Y shares are available to:



- Individual investors who, after their purchase, will hold First American open-end fund shares with a current NAV of at least $5 million. In determining whether the $5 million dollar threshold has been reached, the investor's shares will be aggregated with First American open-end fund shares held at the time of purchase by certain related accounts if the investor notifies the fund of the existence of these accounts. See the SAI for details.



- Trust companies or bank trust departments investing $1 million or more in the First American open-end funds.



- Group retirement plans sponsored or administered by an affiliate of the funds' investment advisor.



- Other group retirement plans with at least $5 million in plan assets. This plan asset requirement may be lowered or waived, at the discretion of the funds, for purchases by group retirement plans that are made through financial institutions such as banks or record keepers.



- Persons or plans participating in fee based programs who purchase shares through a financial institution that has a Class Y share selling agreement with the funds' distributor. Class Y shares are available to these investors only for purchases of $25,000 or more.


ADDITIONAL PAYMENTS TO INSTITUTIONS


The advisor and/or the distributor may pay additional compensation to financial institutions (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the "Fund Summaries" section of the prospectus because they are not paid by the funds.


These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.



You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares
                                       25
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Purchasing and Redeeming Shares CONTINUED



CALCULATING NET ASSET VALUE



The funds generally calculate their NAV per share as of 3:00 p.m. Central time every day the New York Stock Exchange is open.



A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Securities, including securities traded in foreign markets, where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;

- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is no current market value quotation; and

- Securities with limited liquidity, including certain high-yield securities or securities that are restricted as to transfer or resale.


Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.



HOW TO PURCHASE AND REDEEM SHARES


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.


You may purchase or redeem shares by calling your financial institution. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. You cannot purchase shares by wire on days when federally chartered banks are closed.



If the fund or an authorized financial intermediary receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.



To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing securities in the fund's portfolio, rather than paying you in cash. See "Redemption in Kind" below.



REDEMPTION IN KIND



Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.


HOW TO EXCHANGE SHARES


If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American Fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.



To exchange your shares, call your financial institution.



Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Short-Term Trading of Fund Shares" above.


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Policies and Services

Managing Your Investment

STAYING INFORMED

Shareholder Reports.   Shareholder reports are mailed twice a year, in November
and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.


Statements and Confirmations.   Statements summarizing activity in your account
are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.


DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.


Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American Fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.


TAXES


Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.


Taxes on Distributions.   Each fund pays its shareholders dividends from its net
investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of ordinary income and that the distributions will not be treated as "qualified dividends" that are taxed at the same rates as long-term capital gains.

Taxes on Transactions.   The sale of fund shares, or the exchange of one fund's
shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Additional Information
Management


U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2005, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.



Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.



                                          Management fee
                                       as a % of average
                                        daily net assets
--------------------------------------------------------
CORE BOND FUND                               0.40%
HIGH INCOME BOND FUND                        0.45%
INFLATION PROTECTED SECURITIES FUND          0.26%
INTERMEDIATE GOVERNMENT BOND FUND            0.26%
INTERMEDIATE TERM BOND FUND                  0.30%
SHORT TERM BOND FUND                         0.30%
TOTAL RETURN BOND FUND                       0.43%
U.S. GOVERNMENT MORTGAGE FUND                0.37%
--------------------------------------------------------



A discussion regarding the basis for the board of directors' approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended September 30, 2005.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation in connection with the following:



Custody Services.   U.S. Bank provides custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of a fund's average daily net assets.



Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S.
Bancorp Fund Services, LLC (Fund Services) acts the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund's pro rata portion of up to 0.15% of the aggregate average daily net assets of all open-end funds in the First American family of funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time.



Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services based upon the number of share classes and shareholder accounts maintained. In addition, it receives 0.10% of the relevant fund's average daily net assets for providing certain shareholder services and to reimburse it for making payments to certain financial institutions that maintain and provide services to omnibus accounts.



Securities Lending Services.   In connection with lending their portfolio
securities, the funds (other than Intermediate Government Bond Fund) pay fees to U.S. Bancorp Asset Management which are equal to 35% of each fund's net income from these securities lending transactions. Effective January 1, 2006, this fee will be reduced to 32%.



Other Compensation.   To the extent that fund shares are held through U.S. Bank
or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive payments from the funds' distributor and/or advisor as described above under "Policies and Services -- Purchasing and Redeeming
Shares -- Additional Payments to Institutions."


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Additional Information
Management CONTINUED

PORTFOLIO MANAGEMENT

The portfolio managers primarily responsible for the Funds' management are set forth below followed by the portfolio managers' biographies.


Core Bond Fund.   Timothy A. Palmer has served as the primary portfolio manager for the fund since May 2003. Wan-Chong Kung and Chris J. Neuharth have co-managed the fund since June 2001 and October 2002, respectively.



High Income Bond Fund.   Douglas P. Hedberg has served as the primary portfolio
manager for the fund since August 2001. Philip A. Melville and John T. Fruit have co-managed the fund since April 2003 and November 2005, respectively.



Inflation Protected Securities Fund.   Wan-Chong Kung has served as the primary
portfolio manager for the fund and Linda M. Sauber has co-managed the fund since October 2004.



Intermediate Government Bond Fund.   Wan-Chong Kung has served as the primary
portfolio manager for the fund since November 2002 and Linda M. Sauber has co-managed the fund since February 2003.



Intermediate Term Bond Fund.   Wan-Chong Kung has served as the primary
portfolio manager for the fund since October 2002 and Jeffrey J. Ebert has co-managed the fund since February 2000.



Short Term Bond Fund.   Chris J. Neuharth has served as the primary portfolio
manager for the fund since March 2004 and Marie A. Newcome has co-managed the fund since January 2005.



Total Return Bond Fund.   Timothy A. Palmer has served as the primary portfolio
manager for the fund since May 2005. Wan-Chong Kung and Chris J. Neuharth have co-managed the fund since May 2005, and Jeffrey J. Ebert has co-managed the fund since February 2000.



U.S. Government Mortgage Fund.   Chris J. Neuharth has served as the primary
portfolio manager for the fund since September 2001 and Jason J. O'Brien has co-managed the fund since October 2001.


PORTFOLIO MANAGER BIOGRAPHIES


Jeffrey J. Ebert, Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1991 and has 16 years of financial industry experience.



John T. Fruit, CFA, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 2001 as a senior credit research analyst. Prior to that, he worked for Aid Association for Lutherans as a fixed-income analyst/trader. He also previously did analysis and institutional trading for Arbor Research and Trading and worked in sales and trading in securities lending and fixed income for that firm. Mr. Fruit has more than 18 years of financial industry experience.



Douglas P. Hedberg, CFA, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1997 and has 42 years of financial industry experience, including 27 years in portfolio management.



Wan-Chong Kung, CFA, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1993 and has 14 years of portfolio management experience.



Philip A. Melville, CFA, Director, Taxable Fixed-Income Research, joined U.S. Bancorp Asset Management in 2003. Prior to that, he worked for New York Life Investment Management from June 2002 until April 2003 and Credit Suisse Asset Management from October 1999 until June 2002. Mr. Melville has 19 years of financial industry experience.



Chris J. Neuharth, CFA, Senior Fixed-Income Portfolio Manager, rejoined U.S. Bancorp Asset Management in 2000. He has 25 years of financial industry experience, including 21 years in portfolio management. From August 1999 to February 2000, Mr. Neuharth was employed by Brinson Partners where he served as a director and senior portfolio manager.



Marie Newcome, CFA, Senior Fixed-Income Portfolio Analyst, joined U.S. Bancorp Asset Management in 2004. Prior to that, Ms. Newcome held multiple positions at American Express Financial Advisors, specializing in government, global, corporate, and mortgage-backed bond portfolios. She has 14 years of financial industry experience.



Jason J. O'Brien, CFA, Senior Fixed-Income Trader, joined U.S. Bancorp Asset Management in 1996 and has 13 years of financial industry experience.



Timothy A. Palmer, CFA, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in May 2003. Mr. Palmer was a Senior Fixed-Income Portfolio Manager at American Express Financial Advisors from April 2001 until February 2003. Prior to joining American Express, Mr. Palmer was Managing Principal and CEO at Atlas Capital Management LLC, a fixed-income management company. Mr. Palmer has 20 years of financial industry experience, including 17 years in portfolio management.



Linda M. Sauber, Fixed-Income Trader, joined U.S. Bancorp Asset Management in 2003. Prior to that, Ms. Sauber obtained her MBA from the University of St. Thomas after working as a senior fixed-income trader with Advantus Capital Management. She has 18 years of financial industry experience.


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Additional Information
Financial Highlights

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period that the fund or class of shares has been in operation. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.



Except as noted in the following sentence, the information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for Intermediate Term Bond Fund and U.S. Government Mortgage Fund for the fiscal period ended October 31, 2000, has been audited by other auditors.


CORE BOND FUND


                                                                            Fiscal year ended September 30,
                                                        2005(1)         2004(1)           2003            2002          2001(1)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                   $    11.27      $    11.56      $    11.45      $    11.37      $    10.69
                                                       ----------      ----------      ----------      ----------      ----------
Investment Operations:
 Net Investment Income                                       0.42            0.40            0.45            0.58            0.63
 Realized and Unrealized Gains (Losses) on
  Investments                                               (0.08)          (0.08)           0.15            0.08            0.70
                                                       ----------      ----------      ----------      ----------      ----------
 Total From Investment Operations                            0.34            0.32            0.60            0.66            1.33
                                                       ----------      ----------      ----------      ----------      ----------
Less Distributions:
 Dividends (from net investment income)                     (0.45)          (0.44)          (0.49)          (0.58)          (0.65)
 Distributions (from net realized gains)                    (0.01)          (0.17)             --              --              --
                                                       ----------      ----------      ----------      ----------      ----------
 Total Distributions                                        (0.46)          (0.61)          (0.49)          (0.58)          (0.65)
                                                       ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Period                         $    11.15      $    11.27      $    11.56      $    11.45      $    11.37
                                                       ==========      ==========      ==========      ==========      ==========
Total Return(2)                                              3.01%           2.87%           5.34%           6.04%          12.76%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                        $1,725,850      $1,740,470      $1,955,909      $1,204,555      $1,368,812
Ratio of Expenses to Average Net Assets                      0.70%           0.70%           0.70%           0.70%           0.70%
Ratio of Net Investment Income to Average Net
 Assets                                                      3.77%           3.58%           3.83%           5.18%           5.76%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                         0.80%           0.80%           0.80%           0.78%           0.88%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                                  3.67%           3.48%           3.73%           5.10%           5.58%
Portfolio Turnover Rate                                       208%            182%            196%            115%             81%
---------------------------------------------------------------------------------------------------------------------------------


(1)Per share data calculated using average shares outstanding method.

(2)Total return would have been lower had certain expenses not been waived.

                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Additional Information
Financial Highlights CONTINUED

HIGH INCOME BOND FUND(1)


                                                                                Fiscal period ended September 30,
                                                                 2005(2)       2004(2)       2003(2)        2002        2001(2,3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $   9.46      $   9.13      $   7.92      $  9.24        $ 9.92
                                                                 --------      --------      --------      -------        ------
Investment Operations:
 Net Investment Income                                               0.68          0.70          0.69         0.74          0.05
 Realized and Unrealized Gains (Losses) on Investments              (0.03)         0.34          1.24        (1.28)        (0.69)
                                                                 --------      --------      --------      -------        ------
 Total From Investment Operations                                    0.65          1.04          1.93        (0.54)        (0.64)
                                                                 --------      --------      --------      -------        ------
Less Distributions:
 Dividends (from net investment income)                             (0.69)        (0.71)        (0.72)       (0.71)        (0.04)
 Distributions (from return of capital)                                --(4)         --            --        (0.07)
                                                                 --------      --------      --------      -------        ------
 Total Distributions                                                (0.69)        (0.71)           --        (0.78)        (0.04)
                                                                 --------      --------      --------      -------        ------
Net Asset Value, End of Period                                   $   9.42      $   9.46      $   9.13      $  7.92        $ 9.24
                                                                 ========      ========      ========      =======        ======
Total Return(5)                                                      7.01%        11.69%        25.29%       (6.33)%       (6.47)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $207,610      $234,770      $179,416      $21,157        $8,308
Ratio of Expenses to Average Net Assets                              0.77%         0.75%         0.83%        0.82%         0.96%
Ratio of Net Investment Income to Average Net Assets                 7.13%         7.49%         7.97%        8.19%         6.06%
Ratio of Expenses to Average Net Assets (excluding waivers)          1.02%         1.01%         1.01%        1.27%         1.23%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 6.88%         7.23%         7.79%        7.74%         5.79%
Portfolio Turnover Rate                                                77%           80%          122%          86%           53%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to March 17, 2003 are those of the First American High Yield Bond Fund, which merged into the High Income Bond Fund on that date.



(2)Per share data calculated using average shares outstanding method.



(3)Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Includes a tax return of capital of less than $0.01.



(5)Total return would have been lower had certain expenses not been waived.


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Additional Information
Financial Highlights CONTINUED


INFLATION PROTECTED SECURITIES FUND



                                                                   Fiscal year
                                                                      ended
                                                                  September 30,
                                                                    2005(1,2)
-------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                $  10.00
                                                                    --------
Investment Operations:
 Net Investment Income                                                  0.51
 Realized and Unrealized Gains on Investments                           0.01
                                                                    --------
 Total From Investment Operations                                       0.52
                                                                    --------
Less Distributions:
 Dividends (from net investment income)                                (0.39)
 Distributions (from net realized gains)                                  --
                                                                    --------
 Total Distributions                                                   (0.39)
                                                                    --------
Net Asset Value, End of Period                                      $  10.13
                                                                    ========
Total Return(3)                                                         5.24%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                     $269,412
Ratio of Expenses to Average Net Assets                                 0.60%
Ratio of Net Investment Income to Average Net Assets                    5.05%
Ratio of Expenses to Average Net Assets (excluding waivers)             0.84%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                    4.81%
Portfolio Turnover Rate                                                   23%
-------------------------------------------------------------------------------



(1)Per share data calculated using average shares outstanding method.



(2)Commenced operations on October 1, 2004.



(3)Total return would have been lower had certain expenses not been waived.


INTERMEDIATE GOVERNMENT BOND FUND


                                                                      Fiscal period              Fiscal year
                                                                          ended                     ended
                                                                      September 30,             September 30,
                                                                  2005(1)      2004(1)             2003(2)
----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $  8.82      $  10.01           $  10.00
                                                                  -------      --------           --------
Investment Operations:
 Net Investment Income                                               0.28          0.26               0.34
 Realized and Unrealized Gains (Losses) on Investments              (0.16)        (0.17)              0.01
                                                                  -------      --------           --------
 Total From Investment Operations                                    0.12          0.09               0.35
                                                                  -------      --------           --------
Less Distributions:
 Dividends (from net investment income)                             (0.29)        (0.25)             (0.34)
 Distributions (from net realized gains)                            (0.40)        (1.03)                --
                                                                  -------      --------           --------
 Total Distributions                                                (0.69)        (1.28)             (0.34)
                                                                  -------      --------           --------
Net Asset Value, End of Period                                    $  8.25      $   8.82           $  10.01
                                                                  =======      ========           ========
Total Return(3)                                                      1.43%         1.14%              3.64%

 RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $69,349      $129,769           $334,869
Ratio of Expenses to Average Net Assets                              0.60%         0.60%              0.60%
Ratio of Net Investment Income to Average Net Assets                 3.34%         2.84%              3.68%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.84%         0.78%              0.80%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 3.10          2.66%              3.48%
Portfolio Turnover Rate                                               161%           53%                74%
----------------------------------------------------------------------------------------------------------------



(1)Per share data calculated using average shares outstanding method.


(2)Commenced operations on October 25, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.


(3)Total return would have been lower had certain expenses not been waived.


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Additional Information
Financial Highlights CONTINUED

INTERMEDIATE TERM BOND FUND(1)


                                                                                                 Fiscal period      Fiscal year
                                                                                                     ended             ended
                                                    Fiscal year ended September 30,              September 30,      October 31,
                                            2005(2)       2004(2)         2003         2002        2001(2,3)            2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period       $    10.22    $    10.43    $    10.32    $  10.23       $   9.68          $   9.66
                                           ----------    ----------    ----------    --------       --------          --------
Investment Operations:
 Net Investment Income                           0.36          0.33          0.41        0.52           0.56              0.60
 Realized and Unrealized Gains (Losses)
  on Investments                                (0.17)        (0.11)         0.12        0.10           0.54              0.02
                                           ----------    ----------    ----------    --------       --------          --------
 Total From Investment Operations                0.19          0.22          0.53        0.62           1.10              0.62
                                           ----------    ----------    ----------    --------       --------          --------
Less Distributions:
 Dividends (from net investment income)         (0.35)        (0.32)        (0.42)      (0.52)         (0.53)            (0.60)
 Distributions (from net realized gains)        (0.10)        (0.11)           --          --          (0.02)               --
 Distributions (from return of capital)            --            --            --       (0.01)            --                --
                                           ----------    ----------    ----------    --------       --------          --------
 Total Distributions                            (0.45)        (0.43)        (0.42)      (0.53)         (0.55)            (0.60)
                                           ----------    ----------    ----------    --------       --------          --------
Net Asset Value, End of Period             $     9.96    $    10.22    $    10.43    $  10.32       $  10.23          $   9.68
                                           ==========    ==========    ==========    ========       ========          ========
Total Return(4)                                  1.85%         2.22%         5.25%       6.29%         11.61%             6.67%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)            $1,074,624    $1,219,707    $1,296,529    $978,406       $878,695          $408,708
Ratio of Expenses to Average Net Assets          0.60%         0.60%         0.60%       0.60%          0.60%             0.57%
Ratio of Net Investment Income to Average
 Net Assets                                      3.55%         3.12%         4.05%       5.11%          5.83%             6.33%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                             0.80%         0.79%         0.80%       0.77%          0.70%             0.70%
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                  3.35%         2.93%         3.85%       4.94%          5.73%             6.20%
Portfolio Turnover Rate                           118%          169%          133%         40%            30%               18%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar Intermediate Bond Fund, which merged into the Intermediate Term Bond Fund on that date.



(2)Per share data calculated using average shares outstanding method.



(3)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Total return would have been lower had certain expenses not been waived.


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Additional Information
Financial Highlights CONTINUED

SHORT TERM BOND FUND


                                                                            Fiscal year ended September 30,
                                                              2005(1)      2004(1)        2003         2002       2001(1)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $  10.11     $  10.26     $  10.30     $  10.27     $   9.91
                                                              --------     --------     --------     --------     --------
Investment Operations:
 Net Investment Income                                            0.28         0.25         0.30         0.43         0.63
 Realized and Unrealized Gains (Losses) on Investments           (0.16)       (0.16)       (0.02)        0.05         0.39
                                                              --------     --------     --------     --------     --------
 Total From Investment Operations                                 0.12         0.09         0.28         0.48         1.02
                                                              --------     --------     --------     --------     --------
Less Distributions:
 Dividends (from net investment income)                          (0.29)       (0.24)       (0.32)       (0.44)       (0.66)
 Distributions (from return of capital)                          (0.01)          --           --        (0.01)          --
                                                              --------     --------     --------     --------     --------
 Total Distributions                                             (0.30)       (0.24)       (0.32)       (0.45)       (0.66)
                                                              --------     --------     --------     --------     --------
Net Asset Value, End of Period                                $   9.93     $  10.11     $  10.26     $  10.30     $  10.27
                                                              ========     ========     ========     ========     ========
Total Return(2)                                                   1.23%        0.91%        2.76%        4.85%       10.64%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $625,392     $943,181     $832,266     $484,583     $277,244
Ratio of Expenses to Average Net Assets                           0.60%        0.60%        0.60%        0.60%        0.46%
Ratio of Net Investment Income to Average Net Assets              2.83%        2.43%        2.84%        4.18%        6.24%
Ratio of Expenses to Average Net Assets (excluding waivers)       0.80%        0.80%        0.80%        0.79%        1.02%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                              2.63%        2.23%        2.64%        3.99%        5.68%
Portfolio Turnover Rate                                             64%          89%          60%          59%          69%
--------------------------------------------------------------------------------------------------------------------------


(1)Per share data calculated using average shares outstanding method.

(2)Total return would have been lower had certain expenses not been waived.


TOTAL RETURN BOND FUND(1)



                                                                           Fiscal period ended September 30,
                                                              2005(2)      2004(2)        2003         2002       2001(2)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $  10.24     $  10.23     $   9.59     $  10.00     $  10.03
                                                              --------     --------     --------     --------     --------
Investment Operations:
 Net Investment Income                                            0.46         0.49         0.54         0.59         0.75
 Realized and Unrealized Gains (Losses) on Investments           (0.07)        0.01         0.64        (0.39)        0.33
                                                              --------     --------     --------     --------     --------
 Total From Investment Operations                                 0.39         0.50         1.18         0.20         1.08
                                                              --------     --------     --------     --------     --------
Less Distributions:
 Dividends (from net investment income)                          (0.46)       (0.49)       (0.54)       (0.60)       (0.75)
 Distributions (from net realized gains)                            --           --           --        (0.01)       (0.36)
 Distributions (from return of capital)                             --        --(3)           --           --           --
                                                              --------     --------     --------     --------     --------
 Total Distributions                                             (0.46)       (0.49)       (0.54)       (0.61)       (1.11)
                                                              --------     --------     --------     --------     --------
Net Asset Value, End of Period                                $  10.17     $  10.24     $  10.23     $   9.59     $  10.00
                                                              ========     ========     ========     ========     ========
Total Return(4)                                                   3.83%        5.05%       12.65%        2.08%       11.09%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $278,777%    $243,018     $245,877     $204,801     $185,392
Ratio of Expenses to Average Net Assets                           0.75%        0.75%        0.75%        0.75%        0.51%
Ratio of Net Investment Income to Average Net Assets              4.43%        4.80%        5.42%        6.03%        7.26%
Ratio of Expenses to Average Net Assets (excluding waivers)       1.00%        1.00%        1.01%        1.02%        0.95%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                              4.18%        4.55%        5.16%        5.76%        6.82%
Portfolio Turnover Rate                                            285%         132%          91%         117%         187%
--------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to May 13, 2005 are those of the Core Bond Fund, which changed its principal investment strategies and changed its name to Total Return Bond Fund on that date.



(2)Per share data calculated using average shares outstanding method.



(3)Includes a tax return of capital of less than $0.01.


(4)Total return would have been lower had certain expenses not been waived.


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

Additional Information
Financial Highlights CONTINUED


U.S. GOVERNMENT MORTGAGE FUND(1)



                                                                                                 Fiscal period     Fiscal period
                                                                                                     ended             ended
                                                       Fiscal year ended September 30,           September 30,      October 31,
                                                 2005(2)     2004(2)       2003        2002        2001(2,3)          2000(4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period             $  10.73    $  10.89    $  11.16    $  11.01       $  10.44          $  10.34
                                                 --------    --------    --------    --------       --------          --------
Investment Operations:
 Net Investment Income                               0.43        0.41        0.37        0.53           0.53              0.55
 Realized and Unrealized Gains (Losses) on
  Investments                                       (0.14)      (0.08)      (0.04)       0.19           0.60              0.08
                                                 --------    --------    --------    --------       --------          --------
 Total From Investment Operations                    0.29        0.33        0.33        0.72           1.13              0.63
                                                 --------    --------    --------    --------       --------          --------
Less Distributions:
 Dividends (from net investment income)             (0.49)      (0.49)      (0.48)      (0.57)         (0.56)            (0.53)
 Distributions (from net realized gains)               --          --       (0.12)         --             --                --
                                                 --------    --------    --------    --------       --------          --------
 Total Distributions                                (0.49)      (0.49)      (0.60)      (0.57)         (0.56)            (0.53)
                                                 --------    --------    --------    --------       --------          --------
Net Asset Value, End of Period                   $  10.53    $  10.73    $  10.89    $  11.16       $  11.01          $  10.44
                                                 ========    ========    ========    ========       ========          ========
Total Return(5)                                      2.75%       3.09%       3.03%       6.79%         11.14%             6.34%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                  $158,230    $171,143    $214,531    $181,046       $183,883          $ 53,896
Ratio of Expenses to Average Net Assets              0.70%       0.70%       0.70%       0.70%          0.71%             0.74%
Ratio of Net Investment Income to Average Net
 Assets                                              4.05%       3.79%       3.27%       4.84%          5.37%             5.66%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                 0.83%       0.80%       0.81%       0.83%          0.85%             1.15%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                          3.92%       3.69%       3.16%       4.71%          5.23%             5.25%
Portfolio Turnover Rate                               251%        127%        175%        197%            22%               23%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar U.S. Government Securities Fund, which merged into the U.S. Government Mortgage Fund on that date.



(2)Per share data calculated using average shares outstanding method.



(3)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Total return would have been lower had certain expenses not been waived.


                     PROSPECTUS - First American Income Funds
                                   Class Y Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION


More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American Funds' Internet Web site.


FIRST AMERICAN FUNDS WEB SITE


Information about the First American Funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

SEC file number:  811-05309                                      PROBONDY  12/05
--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

                                          December 30, 2005




                                          Prospectus
                                          First American Investment Funds, Inc.

                                          ASSET CLASS - BOND FUNDS

                          TAX FREE INCOME
                                    FUNDS

               CLASS A AND CLASS C SHARES

                                          ARIZONA TAX FREE FUND
                                          CALIFORNIA TAX FREE FUND
                                          COLORADO TAX FREE FUND
                                          MINNESOTA TAX FREE FUND
                                          MISSOURI TAX FREE FUND
                                          NEBRASKA TAX FREE FUND
                                          OHIO TAX FREE FUND
                                          TAX FREE FUND


                                          As with all mutual funds, the
                                          Securities and Exchange Commission has
                                          not approved or disapproved the shares
                                          of these funds, or determined if the
                                          information in this prospectus is
                                          accurate or complete. Any statement to
                                          the contrary is a criminal offense.


(FIRST AMERICAN FUNDS LOGO)

TABLE OF
CONTENTS


FUND SUMMARIES
    Arizona Tax Free Fund                                              2
    California Tax Free Fund                                           4
    Colorado Tax Free Fund                                             6
    Minnesota Tax Free Fund                                            8
    Missouri Tax Free Fund                                            10
    Nebraska Tax Free Fund                                            12
    Ohio Tax Free Fund                                                14
    Tax Free Fund                                                     16
MORE ABOUT THE FUNDS
    Investment Strategies, Risks and Other Investment
      Matters                                                         18
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                   20
    Managing Your Investment                                          27
ADDITIONAL INFORMATION
    Management                                                        29
    Financial Highlights                                              31
FOR MORE INFORMATION                                          Back Cover

Fund Summaries

Introduction

          This section of the prospectus describes the objectives of the First American Tax Free Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                              1
                           PROSPECTUS - First American Tax Free Income Funds
                                         Class A and Class C Shares

Fund Summaries
Arizona Tax Free Fund

OBJECTIVE

Arizona Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Arizona state income tax to the extent consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Arizona Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Arizona income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. Fund performance information reflects sales charges. For Class A shares, the table includes returns both before and after taxes. For Class C shares, the table only includes returns before taxes. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              2
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Fund Summaries
Arizona Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)


(BAR CHART)

2001                                                                             4.74%
2002                                                                             9.36%
2003                                                                             5.23%
2004                                                                             5.40%

Best Quarter:
Quarter ended                             September 30, 2002     5.00%
Worst Quarter:
Quarter ended                             June 30, 2004         (2.54)%


AVERAGE ANNUAL TOTAL RETURNS                Inception                Since
AS OF 12/31/04                                   Date  One Year  Inception
--------------------------------------------------------------------------
Arizona Tax Free Fund
--------------------------------------------------------------------------
  Class A (return before taxes)                2/1/00    0.95%       6.77%
--------------------------------------------------------------------------
  Class A (return after taxes on
  distributions)                                         0.78%       6.68%
--------------------------------------------------------------------------
  Class A (return after taxes on
  distributions and sale of fund shares)                 2.29%       6.46%
--------------------------------------------------------------------------
  Class C (return before taxes)                2/1/00    3.91%       7.28%
--------------------------------------------------------------------------
Lehman Municipal Bond Index(2)
(reflects no deduction for fees, expenses,
or taxes)                                                4.48%       7.43%
--------------------------------------------------------------------------
Lipper Arizona Municipal Debt Funds
Category Average(3)
(reflects no deduction for sales charges
or taxes)                                                3.88%       6.25%
--------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.03%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more. The since inception performance of the index is calculated from 1/31/00.



(3)Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Arizona. The since inception performance of the average is calculated from 1/31/00.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         CLASS A      CLASS C
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)               4.25%(1)     0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)           0.00%(2)     1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below
  $500                                                $50         $50
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------
  Management Fees                                   0.50%        0.50%
  Distribution and/or Service (12b-1) Fees          0.25%        1.00%(3)
  Other Expenses                                    0.43%        0.43%
  Total Annual Fund Operating Expenses(4)           1.18%        1.93%
-----------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(3)The distributor is currently limiting its 12b-1 fees to 0.65% for Class C shares. This limitation may be terminated at any time.



(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.75% and 1.15%, respectively, for Class A and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                                  CLASS C       CLASS C
                                                 assuming   assuming no
                                               redemption    redemption
                                                at end of     at end of
                                    CLASS A   each period   each period
-----------------------------------------------------------------------
  1 year                               $540         $296           $196
-----------------------------------------------------------------------
  3 years                              $784         $606           $606
-----------------------------------------------------------------------
  5 years                            $1,046       $1,042         $1,042
-----------------------------------------------------------------------
 10 years                            $1,796       $2,254         $2,254



                              3
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Fund Summaries
California Tax Free Fund

OBJECTIVE

California Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and California state income tax to the extent consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, California Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and California income tax, including federal and state of California alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of California alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. Fund performance information reflects sales charges. For Class A shares, the table includes returns both before and after taxes. For Class C shares, the table only includes returns before taxes. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              4
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Fund Summaries
California Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)


(BAR CHART)

2001                                                                             4.31%
2002                                                                             9.33%
2003                                                                             4.98%
2004                                                                             4.76%

Best Quarter:
Quarter ended                             September 30, 2002     5.92%
Worst Quarter:
Quarter ended                             June 30, 2004         (2.34)%


AVERAGE ANNUAL TOTAL RETURNS                Inception     One      Since
AS OF 12/31/04                                   Date    Year  Inception
------------------------------------------------------------------------
California Tax Free Fund
------------------------------------------------------------------------
  Class A (return before taxes)                2/1/00   0.34%      6.81%
------------------------------------------------------------------------
  Class A (return after taxes on
  distributions)                                        0.17%      6.67%
------------------------------------------------------------------------
  Class A (return after taxes on
  distributions and sale of fund shares)                1.75%      6.45%
------------------------------------------------------------------------
  Class C (return before taxes)                2/1/00   3.36%      7.35%
------------------------------------------------------------------------
Lehman Municipal Bond Index(2)
(reflects no deduction for fees, expenses,
or taxes)                                               4.48%      7.43%
------------------------------------------------------------------------
Lipper California Municipal Debt Funds
Category Average(3)
(reflects no deduction for sales charges
or taxes)                                               4.34%      6.79%
------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.13%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more. The since inception performance of the index is calculated from 1/31/00.



(3)Represents funds that invest primarily in those securities that provide income that is exempt from taxation in California. The since inception performance of the average is calculated from 1/31/00.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         CLASS A      CLASS C
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)               4.25%(1)     0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)           0.00%(2)     1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below
  $500                                               $50          $50
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------
  Management Fees                                   0.50%        0.50%
  Distribution and/or Service (12b-1) Fees          0.25%        1.00%(3)
  Other Expenses                                    0.40%        0.40%
  Total Annual Fund Operating Expenses(4)           1.15%        1.90%
-----------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(3)The distributor is currently limiting its 12b-1 fees to 0.65% for Class C shares. This limitation may be terminated at any time.



(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.75% and 1.15%, respectively, for Class A and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                                  CLASS C       CLASS C
                                                 assuming   assuming no
                                               redemption    redemption
                                                at end of     at end of
                                    CLASS A   each period   each period
-----------------------------------------------------------------------
  1 year                               $537         $293           $193
-----------------------------------------------------------------------
  3 years                              $775         $597           $597
-----------------------------------------------------------------------
  5 years                            $1,031       $1,026         $1,026
-----------------------------------------------------------------------
 10 years                            $1,763       $2,222         $2,222



                              5
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Fund Summaries
Colorado Tax Free Fund

OBJECTIVE

Colorado Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Colorado Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Colorado income tax, including federal and state of Colorado alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of Colorado alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. Fund performance information reflects sales charges. For Class A shares, the table includes returns both before and after taxes. For Class C shares, the table only includes returns before taxes. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              6
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Fund Summaries
Colorado Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)


(BAR CHART)

2001                                                                              5.35%
2002                                                                             10.35%
2003                                                                              5.26%
2004                                                                              4.27%

Best Quarter:
Quarter ended                                  September 30, 2002          5.55%
Worst Quarter:
Quarter ended                                  June 30, 2004              (2.28)%


AVERAGE ANNUAL TOTAL RETURNS              Inception                Since
AS OF 12/31/04                                 Date  One Year  Inception
------------------------------------------------------------------------
Colorado Tax Free Fund
------------------------------------------------------------------------
  Class A (return before taxes)              2/1/00  (0.14)%       6.89%
------------------------------------------------------------------------
  Class A (return after taxes on
  distributions)                                     (0.25)%       6.83%
------------------------------------------------------------------------
  Class A (return after taxes on
  distributions and sale of fund shares)               1.55%       6.58%
------------------------------------------------------------------------
  Class C (return before taxes)              2/1/00    2.80%       7.42%
------------------------------------------------------------------------
Lehman Municipal Bond Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                    4.48%       7.43%
------------------------------------------------------------------------
Lipper Colorado Municipal Debt Funds
Category Average(3)
(reflects no deduction for sales charges
or taxes)                                              3.92%       6.73%
------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.24%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more. The since inception performance of the index is calculated from 1/31/00.



(3)Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Colorado. The since inception performance of the average is calculated from 1/31/00.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         CLASS A      CLASS C
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)               4.25%(1)     0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)           0.00%(2)     1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below
  $500                                               $50          $50
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------
  Management Fees                                   0.50%        0.50%
  Distribution and/or Service (12b-1) Fees          0.25%        1.00%(3)
  Other Expenses                                    0.43%        0.43%
  Total Annual Fund Operating Expenses(4)           1.18%        1.93%
-----------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(3)The distributor is currently limiting its 12b-1 fees to 0.65% for Class C shares. This limitation may be terminated at any time.



(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.75% and 1.15%, respectively, for Class A and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                                    CLASS C       CLASS C
                                                   assuming   assuming no
                                                 redemption    redemption
                                                  at end of     at end of
                                      CLASS A   each period   each period
-------------------------------------------------------------------------
  1 year                                 $540         $296           $196
-------------------------------------------------------------------------
  3 years                                $784         $606           $606
-------------------------------------------------------------------------
  5 years                              $1,046       $1,042         $1,042
-------------------------------------------------------------------------
 10 years                              $1,796       $2,254         $2,254



                              7
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Fund Summaries
Minnesota Tax Free Fund

OBJECTIVE

Minnesota Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Minnesota Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including federal and state of Minnesota alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of Minnesota alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. Fund performance information reflects sales charges. For Class A shares, the table includes returns both before and after taxes. For Class C shares, the table only includes returns before taxes. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              8
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Fund Summaries
Minnesota Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)


(BAR CHART)

1995                                                                             19.37%
1996                                                                              2.73%
1997                                                                              8.77%
1998                                                                              6.40%
1999                                                                             -2.92%
2000                                                                              9.60%
2001                                                                              4.62%
2002                                                                              8.56%
2003                                                                              5.18%
2004                                                                              3.73%

Best Quarter:
Quarter ended                                  March 31, 1995         7.83%
Worst Quarter:
Quarter ended                                  March 31, 1996        (2.90)%


AVERAGE ANNUAL                                                      Since
TOTAL RETURNS                  Inception     One   Five    Ten  Inception
AS OF 12/31/04(2)                   Date    Year  Years  Years  (Class C)
-------------------------------------------------------------------------
Minnesota Tax Free Fund
-------------------------------------------------------------------------
  Class A (return before
  taxes)                         7/11/88  (0.67)% 5.40%  6.01%        N/A
-------------------------------------------------------------------------
  Class A (return after taxes
  on distributions)                       (0.74)% 5.33%  5.92%        N/A
-------------------------------------------------------------------------
  Class A (return after taxes
  on distributions and sale
  of fund shares)                          1.04%  5.26%  5.84%        N/A
-------------------------------------------------------------------------
  Class C (return before
  taxes)                          2/1/99   2.34%  5.87%    N/A      4.22%
-------------------------------------------------------------------------
Lehman Municipal Bond
Index(3)
(reflects no deduction for
fees, expenses, or taxes)                  4.48%  7.20%  7.06%      5.47%
-------------------------------------------------------------------------
Lipper Minnesota Municipal
Debt Funds Category
Average(4)
(reflects no deduction for
sales charges or taxes)                    3.87%  6.23%  5.84%      4.33%
-------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 3.15%.



(2)Performance presented prior to 7/31/98 represents that of the Piper Minnesota Tax-Exempt Fund, a series of Piper Funds Inc., which merged into the fund on that date.



(3)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more. The since inception performance of the index for Class C shares is calculated from 1/31/99.



(4)Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Minnesota. The since inception performance of the average for Class C shares is calculated from 1/31/99.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         CLASS A      CLASS C
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)               4.25%(1)     0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)           0.00%(2)     1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below
  $500                                                $50          $50
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------
  Management Fees                                   0.50%        0.50%
  Distribution and/or Service (12b-1) Fees          0.25%        1.00%(3)
  Other Expenses                                    0.31%        0.31%
  Total Annual Fund Operating Expenses(4)           1.06%        1.81%
-----------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(3)The distributor is currently limiting its 12b-1 fees to 0.65% for Class C shares. This limitation may be terminated at any time.



(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.95% and 1.35%, respectively, for Class A and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                                  CLASS C       CLASS C
                                                 assuming   assuming no
                                               redemption    redemption
                                                at end of     at end of
                                    CLASS A   each period   each period
-----------------------------------------------------------------------
  1 year                               $528         $284           $184
-----------------------------------------------------------------------
  3 years                              $748         $569           $569
-----------------------------------------------------------------------
  5 years                              $985         $980           $980
-----------------------------------------------------------------------
 10 years                            $1,664       $2,127         $2,127



                              9
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Fund Summaries
Missouri Tax Free Fund

OBJECTIVE

Missouri Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Missouri state income tax to the extent consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Missouri Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and State of Missouri income tax, including the federal alternative minimum tax. The fund may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. Fund performance information reflects sales charges. For Class A shares, the table includes returns both before and after taxes. For Class C shares, the table only includes returns before taxes. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              10
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Fund Summaries
Missouri Tax Free Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)


(BAR CHART)

1995                                                                             16.89%
1996                                                                              2.90%
1997                                                                              8.08%
1998                                                                              5.11%
1999                                                                             -3.08%
2000                                                                             10.76%
2001                                                                              3.77%
2002                                                                              9.15%
2003                                                                              4.85%
2004                                                                              3.30%

Best Quarter:
Quarter ended                                  March 31, 1995           7.58%
Worst Quarter:
Quarter ended                                  June 30, 2004           (2.31)%


AVERAGE ANNUAL                                                            Since
TOTAL RETURNS             Inception                                   Inception
AS OF 12/31/04(2)              Date  One Year  Five Years  Ten Years  (Class C)
-------------------------------------------------------------------------------
Missouri Tax Free Fund
-------------------------------------------------------------------------------
  Class A (return before
  taxes)                    9/28/90   (1.10)%       5.40%      5.59%        N/A
-------------------------------------------------------------------------------
  Class A (return after
  taxes on
  distributions)                      (1.18)%       5.33%      5.56%        N/A
-------------------------------------------------------------------------------
  Class A (return after
  taxes on distributions
  and sale of fund
  shares)                               0.64%       5.19%      5.44%        N/A
-------------------------------------------------------------------------------
  Class C (return before
  taxes)                    9/24/01     1.91%         N/A        N/A      4.50%
-------------------------------------------------------------------------------
Lehman Municipal Bond
Index(3)
(reflects no deduction
for fees, expenses, or
taxes)                                  4.48%       7.20%      7.06%      5.75%
-------------------------------------------------------------------------------
Lipper Missouri
Municipal Debt Funds
Category Average(4)
(reflects no deduction
for sales charges or
taxes)                                  3.56%       6.38%      6.18%      4.78%
-------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.84%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar Missouri Tax-Exempt Bond Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Missouri Tax-Exempt Bond Fund was organized on 12/11/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc. The Mercantile fund was organized on 10/2/95 and, prior to that, was a separate portfolio of the ARCH Tax-Exempt Trust, which sold shares of the portfolio that were similar to the current Class Y shares of the fund, which have no distribution or shareholder servicing fees. Performance prior to 10/2/95 reflects performance without such fees.



(3)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.



(4)Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Missouri. The since inception performance of the average for Class C shares is calculated from 9/30/01.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         CLASS A      CLASS C
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)               4.25%(1)     0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)           0.00%(2)     1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below
  $500                                               $50          $50
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------
  Management Fees                                   0.50%        0.50%
  Distribution and/or Service (12b-1) Fees          0.25%        1.00%(3)
  Other Expenses                                    0.31%        0.31%
  Total Annual Fund Operating Expenses(4)           1.06%        1.81%
-----------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)The distributor is currently limiting its 12b-1 fees to 0.65% for Class C shares. This limitation may be terminated at any time.



(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.95% and 1.35%, respectively, for Class A and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                               CLASS C       CLASS C
                                              assuming   assuming no
                                            redemption    redemption
                                             at end of     at end of
                                 CLASS A   each period   each period
--------------------------------------------------------------------
  1 year                            $528         $284           $184
--------------------------------------------------------------------
  3 years                           $748         $569           $569
--------------------------------------------------------------------
  5 years                           $985         $980           $980
--------------------------------------------------------------------
 10 years                         $1,664       $2,127         $2,127



                              11
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Fund Summaries
Nebraska Tax Free Fund

OBJECTIVE

Nebraska Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Nebraska state income tax to the extent consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Nebraska Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Nebraska income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:

- Active Management Risk


- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. Fund performance information reflects sales charges. For Class A shares, the table includes returns both before and after taxes. For Class C shares, the table only includes returns before taxes. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              12
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Fund Summaries
Nebraska Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)


(BAR CHART)

2002                                                                             10.19%
2003                                                                              4.97%
2004                                                                              3.96%

Best Quarter:
Quarter ended                                  September 30, 2002       4.97%
Worst Quarter:
Quarter ended                                  June 30, 2004           (2.34)%


AVERAGE ANNUAL TOTAL RETURNS          Inception                  Since
AS OF 12/31/04                             Date   One Year   Inception
----------------------------------------------------------------------
Nebraska Tax Free Fund
----------------------------------------------------------------------
  Class A (return before taxes)         2/28/01    (0.44)%       4.62%
----------------------------------------------------------------------
  Class A (return after taxes on
  distributions)                                   (0.44)%       4.60%
----------------------------------------------------------------------
  Class A (return after taxes on
  distributions and sale of fund
  shares)                                            1.00%       4.51%
----------------------------------------------------------------------
  Class C (return before taxes)         2/28/01      2.49%       5.24%
----------------------------------------------------------------------
Lehman Municipal Bond Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                  4.48%       6.02%
----------------------------------------------------------------------
Lipper Other States Municipal Debt
Funds Category Average(3)
(reflects no deduction for sales
charges or taxes)                                    3.04%       4.73%
----------------------------------------------------------------------


(1)Total return for the period from 1/1/05 through 9/30/05 was 2.21%.

(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(3)Represents funds that invest primarily in those securities that provide income that is exempt from taxation in a specified state.

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         CLASS A      CLASS C
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)               4.25%(1)     0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)           0.00%(2)     1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below
  $500                                               $50          $50
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------
  Management Fees                                   0.50%        0.50%
  Distribution and/or Service (12b-1) Fees          0.25%        1.00%(3)
  Other Expenses                                    0.37%        0.37%
  Total Annual Fund Operating Expenses(4)           1.12%        1.87%
-----------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)The distributor is currently limiting its 12b-1 fees to 0.65% for Class C shares. This limitation may be terminated at any time.



(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.75% and 1.15%, respectively, for Class A and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                                  CLASS C       CLASS C
                                                 assuming   assuming no
                                               redemption    redemption
                                                at end of     at end of
                                    CLASS A   each period   each period
-----------------------------------------------------------------------
  1 year                               $534         $290           $190
-----------------------------------------------------------------------
  3 years                              $766         $588           $588
-----------------------------------------------------------------------
  5 years                            $1,016       $1,011         $1,011
-----------------------------------------------------------------------
 10 years                            $1,730       $2,190         $2,190



                              13
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Fund Summaries
Ohio Tax Free Fund

OBJECTIVE

Ohio Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Ohio state income tax to the extent consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Ohio Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Ohio income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk


- Credit Risk


- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. Fund performance information reflects sales charges. For Class A shares, the table includes returns both before and after taxes. For Class C shares, the table only includes returns before taxes. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              14
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Fund Summaries
Ohio Tax Free Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)


(BAR CHART)

2003                                                                             4.89%
2004                                                                             3.77%

Best Quarter:
Quarter ended                                  September 30, 2004       4.12%
Worst Quarter:
Quarter ended                                  June 30, 2004           (2.50)%


AVERAGE ANNUAL TOTAL RETURNS          Inception                  Since
AS OF 12/31/04                             Date   One Year   Inception
----------------------------------------------------------------------
Ohio Tax Free Fund
----------------------------------------------------------------------
  Class A (return before taxes)         4/30/02    (0.68)%       4.20%
----------------------------------------------------------------------
  Class A (return after taxes on
  distributions)                                   (0.72)%       4.09%
----------------------------------------------------------------------
  Class A (return after taxes on
  distributions and sale of fund
  shares)                                            0.77%       4.06%
----------------------------------------------------------------------
  Class C (return before taxes)         4/30/02      2.29%       5.08%
----------------------------------------------------------------------
Lehman Municipal Bond Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                  4.48%       6.12%
----------------------------------------------------------------------
Lipper Ohio Municipal Debt Funds
Category Average(3)
(reflects no deduction for sales
charges or taxes)                                    3.62%       5.12%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.94%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.



(3)Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Ohio.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         CLASS A      CLASS C
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)               4.25%(1)     0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)           0.00%(2)     1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below
  $500                                               $50          $50
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------
  Management Fees                                   0.50%        0.50%
  Distribution and/or Service (12b-1) Fees          0.25%        1.00%(3)
  Other Expenses                                    0.36%        0.36%
  Total Annual Fund Operating Expenses(4)           1.11%        1.86%
-----------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)The distributor is currently limiting its 12b-1 fees to 0.65% for Class C shares. This limitation may be terminated at any time.



(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.75% and 1.15%, respectively, for Class A and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                                  CLASS C       CLASS C
                                                 assuming   assuming no
                                               redemption    redemption
                                                at end of     at end of
                                    CLASS A   each period   each period
-----------------------------------------------------------------------
  1 year                               $533         $289           $189
-----------------------------------------------------------------------
  3 years                              $763         $585           $585
-----------------------------------------------------------------------
  5 years                            $1,011       $1,006         $1,006
-----------------------------------------------------------------------
 10 years                            $1,719       $2,180         $2,180



                              15
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Fund Summaries
Tax Free Fund

OBJECTIVE

Tax Free Fund has an objective of providing maximum current income that is exempt from federal income tax to the extent consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk


- Credit Risk


- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.


The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. Fund performance information reflects sales charges. For Class A shares, the table includes returns both before and after taxes. For Class C shares, the table only includes returns before taxes. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              16
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Fund Summaries
Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1,2)


(BAR CHART)

1997                                                                              9.94%
1998                                                                              5.94%
1999                                                                             -4.33%
2000                                                                             12.31%
2001                                                                              3.73%
2002                                                                              9.46%
2003                                                                              5.83%
2004                                                                              4.23%

Best Quarter:
Quarter ended                                  September 30, 2002    5.16%
Worst Quarter:
Quarter ended                                  June 30, 1997         (2.76)%


AVERAGE ANNUAL                                              Since      Since
TOTAL RETURNS               Inception             Five  Inception  Inception
AS OF 12/31/04(2)                Date  One Year  Years  (Class A)  (Class C)
----------------------------------------------------------------------------
Tax Free Fund
----------------------------------------------------------------------------
  Class A (return before
  taxes)                     11/18/96  (0.22)%   6.13%      5.18%        N/A
----------------------------------------------------------------------------
  Class A (return after
  taxes on distributions)              (0.36)%   6.02%      4.91%        N/A
----------------------------------------------------------------------------
  Class A (return after
  taxes on distributions
  and sale of fund shares)               1.49%   5.87%      4.92%        N/A
----------------------------------------------------------------------------
  Class C (return before
  taxes)                      9/24/01    2.73%     N/A        N/A      5.26%
----------------------------------------------------------------------------
Lehman Municipal Bond
Index(3)
(reflects no deduction for
fees, expenses, or taxes)                4.48%   7.20%      6.03%      5.75%
----------------------------------------------------------------------------
Lipper General Municipal
Debt Funds Category
Average(4)
(reflects no deduction for
sales charges or taxes)                  3.70%   6.27%      5.00%      4.79%
----------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 3.18%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar National Municipal Bond Fund, a series of Firstar Funds, Inc., which merged with the fund on that date.



(3)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more. The since inception performance of the index for Class A shares is calculated from 11/30/96.



(4)Represents funds that invest primarily in municipal debt issues in the top four credit ratings. The since inception performance of the average for Class A and Class C shares is calculated from 11/30/96 and 9/30/01, respectively.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         CLASS A      CLASS C
-----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES
  (as a percentage of offering price)               4.25%(1)     0.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)           0.00%(2)     1.00%
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below
  $500                                               $50          $50
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------
  Management Fees                                   0.50%        0.50%
  Distribution and/or Service (12b-1) Fees          0.25%        1.00%(3)
  Other Expenses                                    0.31%        0.31%
  Total Annual Fund Operating Expenses(4)           1.06%        1.81%
-----------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(3)The distributor is currently limiting its 12b-1 fees to 0.65% for Class C shares. This limitation may be terminated at any time.



(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.95% and 1.35%, respectively, for Class A and Class C shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


                                                  CLASS C       CLASS C
                                                 assuming   assuming no
                                               redemption    redemption
                                                at end of     at end of
                                    CLASS A   each period   each period
-----------------------------------------------------------------------
  1 year                               $528         $284          $184
-----------------------------------------------------------------------
  3 years                              $748         $569          $569
-----------------------------------------------------------------------
  5 years                              $985         $980          $980
-----------------------------------------------------------------------
 10 years                            $1,664       $2,127        $2,127



                              17
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters



OBJECTIVES



The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.



INVESTMENT STRATEGIES



The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. This section provides more information about some of the funds' principal and non-principal investment strategies. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information
(SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.



Investment Approach.   In selecting securities for the funds, fund managers
first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. In the case of Tax Free Fund, geographical diversification is also a factor. Fund managers conduct research on potential and current holdings in the funds to determine whether a fund should purchase or retain a security. This is a continuing process the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the funds.



Municipal Securities.   Municipal securities are issued to finance public
infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.



The funds may invest in municipal securities such as "general obligation" bonds, "revenue" bonds, and participation interests in municipal leases. General obligation bonds are backed by the full faith, credit, and taxing power of the issuer. Revenue bonds are payable only from the revenues generated by a specific project or from another specific revenue source. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities.



The municipal securities in which the funds invest may include refunded bonds and zero coupon bonds. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become "refunded" when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations. Zero coupon bonds are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value.



Ratings.   The funds have investment strategies requiring them to invest in municipal securities that have received a particular rating from a rating service such as Moody's or Standard & Poor's. Any reference in this prospectus to a specific rating encompasses all gradations of that rating. For example, if the prospectus says that a fund may invest in securities rated as low as B, the fund may invest in securities rated B-.



Temporary Investments.   In an attempt to respond to adverse market, economic,
political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including securities which pay income that is subject to federal and state income tax. These investments may include money market funds advised by the funds' advisor. Because these investments may be taxable, and may result in a lower yield than would be available from investments with a lower quality or longer term, they may prevent a fund from achieving its investment objective.



Portfolio Turnover.   Fund managers may trade securities frequently, resulting,
from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.



PRINCIPAL RISKS



The principal risks of investing in each fund are identified in the "Fund Summaries" section. These risks are described below.



Active Management Risk.   Each fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.



Call Risk.   Many municipal bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The funds are subject to the possibility that during periods of falling interest rates, a municipal bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.



                              18
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



Credit Risk.   Each fund is subject to the risk that the issuers of debt
securities held by the fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. In adverse economic or other circumstances, issuers of lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or S&P.



Income Risk.   Each fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk" above) in lower-yielding securities.



Interest Rate Risk.   Debt securities in the funds will fluctuate in value with
changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Each fund may invest in zero coupon securities, which do not pay interest on a current basis and which may be highly volatile as interest rates rise or fall. The funds' investments in inverse floating rate municipal securities also may be highly volatile with changing interest rates. See "Inverse Floating Rate Securities Risk" below.



Inverse Floating Rate Securities Risk.   Each fund may invest up to 10% of its
total assets in inverse floating rate municipal securities. These securities pay interest at a rate that varies inversely to changes in the interest rate of specified municipal securities or a specified index. The interest rate on this type of security will generally change at a multiple of any change in the reference interest rate. As a result, the values of these securities may be highly volatile as interest rates rise or fall.



Municipal Lease Obligations Risk.   Each fund may purchase participation
interests in municipal leases. These are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and the fund might not recover the full principal amount of the obligation.



Non-Diversification Risk.   Each fund other than Tax Free Fund is
non-diversified. A non-diversified fund may invest a larger portion of its assets in a fewer number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund's portfolio may be more susceptible to any single economic, political or regulatory occurrence than the portfolio of a diversified fund.



Political and Economic Risks.   The values of municipal securities may be
adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state, or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). To the extent a fund invests in the securities of issuers located in a single state, it will be disproportionately affected by political and economic conditions and developments in that state. The value of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.



DISCLOSURE OF PORTFOLIO HOLDINGS



A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.



                              19
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Policies and Services


Purchasing and Redeeming Shares



GENERAL



You may purchase, redeem, or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.



The funds have authorized certain investment professionals and financial institutions ("authorized financial intermediaries") to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be based on that day's net asset value (NAV) per share if your order is received by the funds or an authorized financial intermediary in proper form prior to the time the funds calculate their NAV. See "Calculating Net Asset Value" below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase Shares," "How to Redeem Shares" and "How to Exchange Shares."



Some investment professionals or financial institutions may charge a fee for helping you purchase or redeem shares. Contact your investment professional or financial institution for more information. No such fee will be imposed if you purchase shares directly from the funds.



SHORT-TERM TRADING OF FUND SHARES



The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds' Board of Directors has adopted policies and procedures designed to detect and deter short-term trading in the funds' shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds' shares in violation of these policies. As discussed below, however, there is no guarantee that the funds will be able to detect such trading in all accounts. See "Omnibus Accounts" below. These policies do not apply to purchases and sales of fund shares by other First American Funds.



Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.



In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.



Short-Term Trading Policies.   The funds' advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.



Certain transactions are not subject to the funds' short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio re-balancings in fee-based programs of registered investment



                              20
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED


advisors, financial planners and registered broker-dealers; and similar transactions.



Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds seek to apply their short-term trading policies and procedures to these omnibus account arrangements and will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.



While the funds will request that financial intermediaries apply the funds' short-term trading policies to their customers who invest indirectly in the funds, the funds are limited in their ability to monitor the trading activity or enforce the funds' short-term trading policies with respect to customers of financial intermediaries. For example, the funds might not be able to detect any short-term trading facilitated by a financial intermediary, if this were to occur.



SHARE CLASSES


The funds issue their shares in multiple classes. This prospectus offers Class A and Class C shares, which have different cost structures. You should decide which class best suits your needs.


Class A shares may be a better choice if your investment qualifies for a reduced sales charge. You should not place Class C share orders that would cause your total investment in First American Funds Class A, B and C shares (not including First American money market funds) to equal or exceed $1 million dollars, using the aggregation principles discussed below under "Determining Your Share
Price -- Reducing Your Sales Charge on Class A Shares." To the extent operationally possible, these orders will be automatically rejected.


Class A Shares.   Class A shares have:


- a front-end sales charge, which is reduced for larger purchases.



- annual shareholder servicing (12b-1) fees of 0.25%.


Class C Shares.   Class C shares have:


- a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 12 months of purchase.



- annual distribution and shareholder servicing (12b-1) fees of 1.00%.



- Class C shares do not convert to Class A shares so they will continue to have higher annual expenses than Class A shares for as long as you hold them.


12B-1 FEES


Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.



For                       12b-1 fees are equal to:
------------------------------------------------------------
Class A shares            0.25% of average daily net assets
Class C shares            1.00%* of average daily net assets


Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.


The funds' distributor may use these fees to compensate investment professionals and financial institutions (institutions) for sales and/or administrative services performed on behalf of the institution's customers. These institutions receive shareholder servicing fees equal to 0.25%* of a fund's Class A and Class C share average daily net assets attributable to shares sold through such institutions. For Class A shares, the distributor begins to pay shareholder servicing fees to these institutions immediately after you purchase shares. For Class C shares, the distributor begins to pay shareholder servicing and distribution fees to these institutions one year after you purchase shares, but only if you continue to hold the shares at that time. In both cases, the institutions continue to receive these fees for as long as you hold fund shares.


ADDITIONAL PAYMENTS TO INSTITUTIONS


The advisor and/or the distributor may pay additional compensation to investment professionals and financial institutions (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on

---------------


(*)The distributor is currently limiting its shareholder servicing fee to 0.15% and its distribution fee to 0.50% for Class C shares. Therefore, the distributor will proportionately reduce the annual fee referred to above that it pays to institutions in connection with their sales of Class C shares of the funds.



                              21
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED

behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the Fund Summaries section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.



You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.



CALCULATING NET ASSET VALUE



The funds generally calculate their NAV per share as of 3:00 p.m. Central time every day the New York Stock Exchange is open.



A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Securities where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;

- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is no current market value quotation; and

- Securities with limited liquidity, including securities that are restricted as to transfer or resale.


Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.



DETERMINING YOUR SHARE PRICE


Class A Shares. Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.

                                                 Maximum
                           Sales Charge        Reallowance
                       As a % of   As a % of    as a % of
                       Offering    Net Asset    Purchase
                         Price       Value        Price
----------------------------------------------------------
Less than $50,000        4.25%       4.44%        4.00%
$50,000 - $99,999        4.00%       4.17%        3.75%
$100,000 - $249,999      3.50%       3.63%        3.25%
$250,000 - $499,999      2.50%       2.56%        2.25%
$500,000 - $999,999      2.00%       2.04%        1.75%
$1 million and over      0.00%       0.00%        0.00%

The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.


Reducing Your Sales Charge on Class A Shares. As shown in the preceding table, larger purchases of Class A shares reduce the percentage sales charge you pay. In determining whether you are entitled to pay a reduced sales charge, you may aggregate certain other purchases with your current purchase, as described below.



It is your responsibility to determine whether you are entitled to pay a reduced sales charge. The fund is not responsible for making this determination. To receive a reduced sales charge, you must notify the fund at the time of the purchase order that a quantity discount may apply to your current purchase. If you purchase shares by mail, you must notify the fund in writing. Otherwise, simply inform your investment professional or financial institution, or Investor Services if you are purchasing shares directly from the funds, and they will notify the fund.


You should provide your investment professional or financial institution with information or records regarding any other


                              22
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED

accounts in which there are holdings eligible to be aggregated, including:

- all of your accounts at your investment professional's firm or at your financial institution;

- all of your accounts at any other firm or financial institution;

- all accounts of any related party (such as a spouse or dependent child) held with any investment professional or financial institution.

You should keep the records necessary to demonstrate the purchase price of shares held in these accounts since neither the fund and its transfer agent nor your investment professional or financial institution may have this information.


Prior Purchases. Prior purchases of Class A, Class B, and Class C shares of any First American Fund (except a money market fund) will be factored into your sales charge calculation. You will receive credit for the current net asset value of the other Class A, Class B, and Class C shares you hold at the time of your purchase, including shares held in individual retirement, custodial and personal trust accounts. For example, let's say you're making a $10,000 investment and you already own other First American Fund Class A shares that are currently valued at $45,000.


You will receive credit for the current value of these shares and your sales charge will be based on a total purchase amount of $55,000. If the current net asset value of your shares is less than their original purchase price, you may receive credit for their original purchase price instead, but only if you provide a written request to the funds and provide them with the records necessary to demonstrate the shares' purchase price.


Purchases by Related Accounts. Concurrent and prior purchases by certain other accounts of Class A, Class B, and Class C shares of any First American Fund also will be combined with your purchase to determine your sales charge. The fund will combine purchases made by you, your spouse or domestic partner, and your dependent children when it calculates the sales charge, including purchases in individual retirement, custodial and personal trust accounts.



Letter of Intent. If you plan to invest $50,000 or more over a 13-month period in Class A, Class B, or Class C shares of any First American Fund except the money market funds, you may reduce your sales charge for Class A purchases by signing a non-binding letter of intent. If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "Class A Share Investments of Over $1 Million" below.


More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI).

Purchasing Class A Shares Without a Sales Charge. The following persons may purchase the fund's Class A shares at net asset value without a sales charge:


- full-time employees and retirees of the advisor;



- directors and advisory board members of the advisor's affiliates;



- current and retired officers and directors of the funds;



- full-time employees of any broker-dealer authorized to sell fund shares;



- full-time employees of the fund's counsel;



- members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children);



- persons participating in a fee-based program sponsored and maintained by a registered broker-dealer;



- trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity;



- group retirement plans sponsored or administered by affiliates of the advisor; and



- group retirement plans with at least $2.5 million in plan assets. (This minimum may be waived at the discretion of the distributor for purchases by group retirement plans made through financial institutions such as banks or record keepers.)



Class A Share Investments of Over $1 Million. There is no initial sales charge on Class A share purchases of $1 million or more (including purchases that reach the $1 million level as a result of aggregating prior purchases and purchases by related accounts). However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge
(CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase in the case of a partial redemption. If you redeem all of your shares, the CDSC is based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.



To help lower your costs, shares that are not subject to a CDSC will be redeemed first. Other shares will then be redeemed in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:



- redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder;



- redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2;



                              23
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED


- redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. The systematic withdrawal limit will be based on the market value of your account at the time of each withdrawal; or



- redemptions required as a result of over contribution to an IRA plan.



Switch Program.   As a condition of the Edward D. Jones & Co., L.P. ("Edward
Jones") court settlement for undisclosed revenue sharing arrangements with mutual fund complexes not affiliated with the First American Funds, Edward Jones provided its customers the opportunity to exchange shares of those mutual fund complexes for shares of other mutual funds, including the First American Funds, at net asset value during the 90 day period from August 19 until November 16, 2005.



Additional Information.   A link to information regarding the funds' sales
charge breakpoints is available on the funds' web site at http://www.firstamericanfunds.com.



Class C Shares.   Your purchase price for Class C shares is their net asset
value -- there is no front-end sales charge. However, if you redeem your shares within 12 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC you pay may differ slightly from this amount because of rounding that occurs in the calculation used to determine your CDSC. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be redeemed in the order that minimizes your CDSC.



Although you pay no front-end sales charge when you purchase Class C shares, the funds' distributor pays a sales commission of 1% of the amount invested to investment professionals or participating institutions that sell Class C shares. The distributor receives any CDSC imposed when you redeem your Class C shares.



The CDSC for Class C shares will be waived in the same circumstances as set forth above for the Class A shares.



HOW TO PURCHASE SHARES


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for shares offered through certain institutions and for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.



By Phone.   You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. You also may place purchase orders of $100 or more by calling Investor Services at 800 677-FUND. Funds will be transferred electronically from your bank account through the Automated Clearing House (ACH) network. Before making a purchase by electronic funds transfer, you must submit a new account form to the funds and elect this option. Be sure to include all of your banking information on the form.



By Wire.   You may purchase shares by making a wire transfer from your bank.
Before making an initial investment by wire, you must submit a new account form to the funds. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next NAV calculated after the funds' custodian receives your payment by wire. Before making any additional purchases by wire, you should call Investor Services at 800 677-FUND. You cannot purchase shares by wire on days when federally chartered banks are closed.



By Mail.   To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:


First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

- all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.


- cash, money orders, cashier's checks for less than $10,000, third-party checks, Treasury checks, credit card checks, traveler's checks, starter checks, and credit cards will not be accepted.



                              24
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED

- if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred by the fund as a result of your check failing to clear.


Investing Automatically.   To purchase shares as part of a savings discipline,
you may add to your investment on a regular basis:


- by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.


- through automatic monthly exchanges of your First American fund into another First American Fund of the same class.


You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.


HOW TO REDEEM SHARES



When you redeem shares, the proceeds normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.



To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing securities in the fund's portfolio, rather than paying you in cash. See "Redemption in Kind" below.



By Phone.   If you purchased shares through an investment professional or financial institution, simply call them to redeem your shares.



If you did not purchase shares through an investment professional or financial institution, you may redeem your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. The First American Funds reserve the right to limit telephone redemptions to $50,000 per day.



If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.



By Mail.   To redeem shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:


First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:


- name of the fund;



- account number;



- dollar amount or number of shares redeemed;



- name on the account; and


- signatures of all registered account owners.

Signatures on a written request must be guaranteed if:


- you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record;



- you would like the check mailed to an address other than the address on the fund's records, or you have changed the address on the fund's records within the last 30 days;



- your redemption request is for $50,000 or more; or


- bank information related to an automatic investment plan, telephone purchase or telephone redemption is changed.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.


Systematic Withdrawals.   If your account has a value of $5,000 or more, you may
redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.


You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.


                              25
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED


REDEMPTION IN KIND



Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.



REINVESTING AFTER A REDEMPTION



If you redeem Class A shares of a First American fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American Fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.


HOW TO EXCHANGE SHARES


If your investment goals or your financial needs change, you may move from one First American Fund to another First American Fund. There is no fee to exchange shares.



Generally, you may exchange your shares only for the same class of shares of the other fund. However, you may exchange your Class A shares for Class Y shares of the same or another First American Fund if you subsequently become eligible to purchase Class Y shares.



Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American Fund, you do not have to pay a sales charge. When you exchange your Class C shares for Class C shares of another First American Fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC.



Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Short-Term Trading of Fund Shares" above.



By Phone.   If both funds have identical shareholder registrations, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call Investor Services at 800 677-FUND.



By Mail.   To exchange shares by written request, please follow the procedures under "How to Redeem Shares" above. Be sure to include the names of both funds involved in the exchange.



ACCOUNTS WITH LOW BALANCES



If your account balance falls below $500 as a result of redeeming or exchanging shares, the funds reserve the right to either:



- deduct a $50 annual account maintenance fee, or



- close your account and send you the proceeds, less any applicable contingent deferred sales charge.



Before taking any action, however, the funds will send you written notice of the action they intend to take and give you 30 days to re-establish a minimum account balance of $500.



TELEPHONE TRANSACTIONS



You may purchase, redeem, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.



The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.



It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.



                              26
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Policies and Services
Managing Your Investment

STAYING INFORMED

Shareholder Reports.   Shareholder reports are mailed twice a year, in November
and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.


Statements and Confirmations.   Statements summarizing activity in your account
are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements for shares held in a brokerage account.


DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a distribution, all or a portion of which may be taxable (to the same extent the distribution is otherwise taxable to fund shareholders).


Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.


TAXES


Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.



Federal Taxes on Distributions.   Each fund intends to meet certain federal tax
requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Tax Free Fund's exempt-interest dividends generally will be subject to state or local income taxes. Distributions paid from any interest income that is not tax-exempt and from any net realized capital gains will be taxable whether you reinvest those distributions or take them in cash. Distributions paid from taxable interest income will be taxed as ordinary income and not as "qualifying dividends" that are taxed at the same rate as long-term capital gains. Distributions of a fund's net long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.



Federal Taxes on Transactions.   The sale of fund shares, or the exchange of one
fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.


If in redemption of his or her shares a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

Arizona Income Taxation.   Dividends paid by Arizona Tax Free Fund will be
exempt from Arizona income taxes for individuals, trust, estates, and corporations to the extent they are derived from interest on Arizona municipal securities.

California Income Taxation.   California Tax Free Fund intends to comply with
certain state tax requirements so that dividends it pays that are attributable to interest on California municipal securities will be excluded from the California taxable income of individuals, trusts, and estates. To meet these requirements, at least 50% of the value of the fund's total assets must consist of obligations which pay interest that is exempt from California personal income tax. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions. In addition, dividends derived from interest paid on California municipal bonds (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that California imposes on individuals, trusts, and estates.


                              27
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Policies and Services
Managing Your Investment CONTINUED

Colorado Income Taxation.   Dividends paid by Colorado Tax Free Fund will be
exempt from Colorado income taxes for individuals, trusts, estates, and corporations to the extent that they are derived from interest on Colorado municipal securities. In addition, dividends derived from interest on Colorado municipal securities (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that Colorado imposes on individuals, trusts, and estates.

Minnesota Income Taxation.   Minnesota Tax Free Fund intends to comply with
certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota municipal securities will be excluded from the Minnesota taxable net income of individuals, estates, and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota municipal securities. A portion of the fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions.

Missouri Income Taxation.   Dividends paid by Missouri Tax Free Fund will be
exempt from Missouri income taxes for individuals, estates, trusts, and corporations to the extent they are derived from interest on Missouri municipal obligations.

Nebraska Income Taxation.   Dividends paid by Nebraska Tax Free Fund will be
exempt from Nebraska income taxes for individuals, trusts, estates, and corporations to the extent they are derived from interest on Nebraska municipal obligations. A portion of the fund's dividends may be subject to the Nebraska minimum tax.

Ohio Income Taxation.   Dividends paid by Ohio Tax Free Fund will be exempt from
Ohio income taxes for individuals, trusts, estates, and corporations to the extent they are derived from interest on Ohio municipal obligations.


                              28
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Additional Information
Management


U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2005, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.



Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.



                                          Management fee
                                       as a % of average
                                        daily net assets
--------------------------------------------------------
ARIZONA TAX FREE FUND                        0.07%
CALIFORNIA TAX FREE FUND                     0.10%
COLORADO TAX FREE FUND                       0.07%
MINNESOTA TAX FREE FUND                      0.39%
MISSOURI TAX FREE FUND                       0.39%
NEBRASKA TAX FREE FUND                       0.13%
OHIO TAX FREE FUND                           0.14%
TAX FREE FUND                                0.39%
--------------------------------------------------------



A discussion regarding the basis for the board of directors' approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended September 30, 2005.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation in connection with the following:



Custody Services.   U.S. Bank provides custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.



Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S.
Bancorp Fund Services, LLC (Fund Services), act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund's pro rata portion of up to 0.15% of the aggregate average daily net assets of all open-end funds in the First American family of funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time.



Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services based upon the number of share classes and shareholder accounts maintained. In addition, it receives 0.10% of the relevant fund's average daily net assets for providing certain shareholder services and to reimburse it for making payments to certain financial institutions that maintain and provide services to omnibus accounts.



Distribution Services.   Quasar Distributors, LLC (Quasar), an affiliate of U.S.
Bancorp Asset Management, receives distribution and shareholder servicing fees for acting as the funds' distributor.



Other Compensation.   To the extent that fund shares are held through U.S. Bank
or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds' distributor as well as other payments from the funds' distributor and/or advisor as described above under "Additional Payments to Institutions."



                              29
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Additional Information
Management CONTINUED


PORTFOLIO MANAGEMENT


The portfolio managers primarily responsible for the Funds' management are set forth below, followed by the portfolio managers' biographies.

Arizona Tax Free Fund.   Catherine M. Stienstra has served as the primary
portfolio manager for the fund and Douglas J. White has co-managed the fund since February 2000.


California Tax Free Fund.   Christopher L. Drahn has served as the primary
portfolio manager for the fund since May 2005, and prior to that he co-managed the fund from February 2000 to May 2005. Michael S. Hamilton has co-managed the fund since May 2005, and prior to that he served as the primary portfolio manager for the fund from December 2002 to May 2005.


Colorado Tax Free Fund.   Catherine M. Stienstra has served as the primary
portfolio manager for the fund and Christopher L. Drahn has co-managed the fund since February 2000.

Minnesota Tax Free Fund.   Douglas J. White has served as the primary portfolio
manager for the fund since July 1988 and Christopher L. Drahn has co-managed the fund since February 2001.

Missouri Tax Free Fund.   Christopher L. Drahn has served as the primary
portfolio manager for the fund since December 2002 and Douglas J. White has co-managed the fund since September 2001.

Nebraska Tax Free Fund.   Catherine M. Stienstra has served as the primary
portfolio manager for the fund and Christopher L. Drahn has co-managed the fund since February 2001.

Ohio Tax Free Fund.   Michael S. Hamilton has served as the primary portfolio
manager for the fund since December 2002 and Christopher L. Drahn has co-managed the Fund since April 2002.

Tax Free Fund.   Douglas J. White has served as the primary portfolio manager for the fund since September 2001 and Catherine M. Stienstra has co-managed the fund since October 2002.

PORTFOLIO MANAGER BIOGRAPHIES


Christopher L. Drahn, CFA, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1980. He has 26 years of financial industry experience.


Michael S. Hamilton, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1989. He has 16 years of financial industry experience, including 14 years in portfolio management.



Catherine M. Stienstra, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1990. She has 18 years of financial industry experience, including 13 years in portfolio management.



Douglas J. White, CFA, Head of Tax Exempt Fixed Income, joined U.S. Bancorp Asset Management in 1987. He has 23 years of financial industry experience, including 21 years in portfolio management.



                              30
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Additional Information
Financial Highlights

The tables that follow present performance information about the Class A shares and Class C shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.



Except as noted in the following sentence, the information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for Missouri Tax Free Fund and Tax Free Fund for the fiscal period ended October 31, 2000, has been audited by other auditors.



                              31
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Additional Information
Financial Highlights CONTINUED

ARIZONA TAX FREE FUND


                                                                               Fiscal year ended September 30,
CLASS A SHARES                                                     2005        2004        2003         2002         2001
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $11.42      $11.33      $ 11.41      $ 10.99      $ 10.45
                                                                  ------      ------      -------      -------      -------
Investment Operations:
 Net Investment Income                                              0.46        0.49         0.46         0.48         0.55
 Realized and Unrealized Gains (Losses) on Investments             (0.07)       0.12        (0.06)        0.44         0.53
                                                                  ------      ------      -------      -------      -------
 Total From Investment Operations                                   0.39        0.61         0.40         0.92         1.08
                                                                  ------      ------      -------      -------      -------

Less Distributions:
 Dividends (from net investment income)                            (0.49)      (0.47)       (0.45)       (0.48)       (0.54)
 Distributions (from net realized gains)                           (0.13)      (0.05)       (0.03)       (0.02)          --
                                                                  ------      ------      -------      -------      -------
 Total Distributions                                               (0.62)      (0.52)       (0.48)       (0.50)       (0.54)
                                                                  ------      ------      -------      -------      -------
Net Asset Value, End of Period                                    $11.19      $11.42      $ 11.33      $ 11.41      $ 10.99
                                                                  ======      ======      =======      =======      =======
Total Return(1)                                                     3.49%       5.50%        3.61%        8.69%       10.50%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $9,547      $9,008      $11,928      $12,413      $13,971
Ratio of Expenses to Average Net Assets                             0.75%       0.75%        0.75%        0.75%        0.25%
Ratio of Net Investment Income to Average Net Assets                4.14%       4.16%        4.03%        4.40%        5.10%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.18%       1.12%        1.09%        1.37%        1.45%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                3.71%       3.79%        3.69%        3.78%        3.90%
Portfolio Turnover Rate                                               20%         21%          37%          30%          19%
---------------------------------------------------------------------------------------------------------------------------



(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                                                                             Fiscal year ended September 30,
CLASS C SHARES                                                     2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $11.41      $11.31      $11.40      $10.98      $10.44
                                                                  ------      ------      ------      ------      ------
Investment Operations:
 Net Investment Income                                              0.42        0.43        0.42        0.44        0.53
 Realized and Unrealized Gains (Losses) on Investments             (0.08)       0.14       (0.08)       0.44        0.51
                                                                  ------      ------      ------      ------      ------
 Total From Investment Operations                                   0.34        0.57        0.34        0.88        1.04
                                                                  ------      ------      ------      ------      ------

Less Distributions:
 Dividends (from net investment income)                            (0.44)      (0.42)      (0.40)      (0.44)      (0.50)
 Distributions (from net realized gains)                           (0.13)      (0.05)      (0.03)      (0.02)         --
                                                                  ------      ------      ------      ------      ------
 Total Distributions                                               (0.57)      (0.47)      (0.43)      (0.46)      (0.50)
                                                                  ------      ------      ------      ------      ------
Net Asset Value, End of Period                                    $11.18      $11.41      $11.31      $11.40      $10.98
                                                                  ======      ======      ======      ======      ======
Total Return(1)                                                     3.08%       5.17%       3.10%       8.28%      10.15%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $1,628      $1,588      $1,857      $2,910      $2,003
Ratio of Expenses to Average Net Assets                             1.15%       1.15%       1.15%       1.15%       0.65%
Ratio of Net Investment Income to Average Net Assets                3.74%       3.76%       3.63%       4.00%       4.66%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.93%       1.87%       1.84%       2.12%       1.84%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                2.96%       3.04%       2.94%       3.03%       3.47%
Portfolio Turnover Rate                                               20%         21%         37%         30%         19%
------------------------------------------------------------------------------------------------------------------------



(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              32
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Additional Information
Financial Highlights CONTINUED

CALIFORNIA TAX FREE FUND


                                                                               Fiscal year ended September 30,
CLASS A SHARES                                                     2005         2004        2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 11.40      $11.40      $ 11.63      $ 11.17      $ 10.66
                                                                  -------      ------      -------      -------      -------
Investment Operations:
 Net Investment Income                                               0.44        0.46         0.47         0.48         0.52
 Realized and Unrealized Gains (Losses) on Investments              (0.05)       0.08        (0.16)        0.50         0.50
                                                                  -------      ------      -------      -------      -------
 Total From Investment Operations                                    0.39        0.54         0.31         0.98         1.02
                                                                  -------      ------      -------      -------      -------
Less Distributions:
 Dividends (from net investment income)                             (0.44)      (0.46)       (0.47)       (0.47)       (0.51)
 Distributions (from net realized gains)                            (0.11)      (0.08)       (0.07)       (0.05)          --
                                                                  -------      ------      -------      -------      -------
 Total Distributions                                                (0.55)      (0.54)       (0.54)       (0.52)       (0.51)
                                                                  -------      ------      -------      -------      -------
Net Asset Value, End of Period                                    $ 11.24      $11.40      $ 11.40      $ 11.63      $ 11.17
                                                                  =======      ======      =======      =======      =======
Total Return(1)                                                      3.50%       4.93%        2.85%        9.10%        9.73%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $11,888      $9,513      $11,143      $12,954      $18,139
Ratio of Expenses to Average Net Assets                              0.75%       0.75%        0.75%        0.75%        0.25%
Ratio of Net Investment Income to Average Net Assets                 3.88%       4.03%        4.16%        4.26%        4.75%
Ratio of Expenses to Average Net Assets (excluding waivers)          1.15%       1.09%        1.08%        1.31%        1.35%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 3.48%       3.69%        3.83%        3.70%        3.65%
Portfolio Turnover Rate                                                14%         16%          20%          33%          19%
----------------------------------------------------------------------------------------------------------------------------



(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                                                                             Fiscal year ended September 30,
CLASS C SHARES                                                     2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $11.41      $11.41      $11.64      $11.18      $10.66
                                                                  ------      ------      ------      ------      ------
Investment Operations:
 Net Investment Income                                              0.40        0.41        0.43        0.42        0.47
 Realized and Unrealized Gains (Losses) on Investments             (0.05)       0.09       (0.16)       0.52        0.51
                                                                  ------      ------      ------      ------      ------
 Total From Investment Operations                                   0.35        0.50        0.27        0.94        0.98
                                                                  ------      ------      ------      ------      ------
Less Distributions:
 Dividends (from net investment income)                            (0.40)      (0.42)      (0.43)      (0.43)      (0.46)
 Distributions (from net realized gains)                           (0.11)      (0.08)      (0.07)      (0.05)         --
                                                                  ------      ------      ------      ------      ------
 Total Distributions                                               (0.51)      (0.50)      (0.50)      (0.48)      (0.46)
                                                                  ------      ------      ------      ------      ------
Net Asset Value, End of Period                                    $11.25      $11.41      $11.41      $11.64      $11.18
                                                                  ======      ======      ======      ======      ======
Total Return(1)                                                     3.11%       4.52%       2.45%       8.69%       9.42%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $3,068      $1,294      $1,101      $1,115      $  647
Ratio of Expenses to Average Net Assets                             1.15%       1.15%       1.15%       1.15%       0.65%
Ratio of Net Investment Income to Average Net Assets                3.47%       3.65%       3.75%       3.86%       4.38%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.90%       1.84%       1.83%       2.06%       1.75%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                2.72%       2.96%       3.07%       2.95%       3.28%
Portfolio Turnover Rate                                               14%         16%         20%         33%         19%
------------------------------------------------------------------------------------------------------------------------



(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              33
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Additional Information
Financial Highlights CONTINUED

COLORADO TAX FREE FUND


                                                                               Fiscal year ended September 30,
CLASS A SHARES                                                     2005        2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $11.52      $ 11.57      $ 11.65      $ 11.09      $ 10.42
                                                                  ------      -------      -------      -------      -------
Investment Operations:
 Net Investment Income                                              0.49         0.51         0.50         0.48         0.54
 Realized and Unrealized Gains (Losses) on Investments             (0.11)        0.02        (0.10)        0.56         0.66
                                                                  ------      -------      -------      -------      -------
 Total From Investment Operations                                   0.38         0.53         0.40         1.04         1.20
                                                                  ------      -------      -------      -------      -------
Less Distributions:
 Dividends (from net investment income)                            (0.51)       (0.50)       (0.48)       (0.47)       (0.53)
 Distributions (from net realized gains)                           (0.09)       (0.08)          --        (0.01)          --
                                                                  ------      -------      -------      -------      -------
 Total Distributions                                               (0.60)       (0.58)       (0.48)       (0.48)       (0.53)
                                                                  ------      -------      -------      -------      -------
Net Asset Value, End of Period                                    $11.30      $ 11.52      $ 11.57      $ 11.65      $ 11.09
                                                                  ======      =======      =======      =======      =======
Total Return(1)                                                     3.36%        4.71%        3.53%        9.72%       11.78%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $8,362      $10,598      $13,843      $19,633      $20,550
Ratio of Expenses to Average Net Assets                             0.75%        0.75%        0.75%        0.75%        0.25%
Ratio of Net Investment Income to Average Net Assets                4.23%        4.25%        4.23%        4.32%        5.03%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.18%        1.09%        1.07%        1.30%        1.42%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                3.80%        3.91%        3.91%        3.77%        3.86%
Portfolio Turnover Rate                                               30%          12%          14%          22%          23%
----------------------------------------------------------------------------------------------------------------------------



(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                                                                             Fiscal year ended September 30,
CLASS C SHARES                                                     2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $11.50      $11.56      $11.63      $11.08      $10.41
                                                                  ------      ------      ------      ------      ------
Investment Operations:
 Net Investment Income                                              0.43        0.44        0.44        0.44        0.49
 Realized and Unrealized Gains (Losses) on Investments             (0.10)       0.03       (0.08)       0.56        0.67
                                                                  ------      ------      ------      ------      ------
 Total From Investment Operations                                   0.33        0.47        0.36        1.00        1.16
                                                                  ------      ------      ------      ------      ------
Less Distributions:
 Dividends (from net investment income)                            (0.46)      (0.45)      (0.43)      (0.44)      (0.49)
 Distributions (from net realized gains)                           (0.09)      (0.08)         --       (0.01)         --
                                                                  ------      ------      ------      ------      ------
 Total Distributions                                               (0.55)      (0.53)      (0.43)      (0.45)      (0.49)
                                                                  ------      ------      ------      ------      ------
Net Asset Value, End of Period                                    $11.28      $11.50      $11.56      $11.63      $11.08
                                                                  ======      ======      ======      ======      ======
Total Return(1)                                                     2.95%       4.21%       3.23%       9.23%      11.41%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $3,423      $3,787      $4,284      $3,705      $1,698
Ratio of Expenses to Average Net Assets                             1.15%       1.15%       1.15%       1.15%       0.65%
Ratio of Net Investment Income to Average Net Assets                3.83%       3.85%       3.83%       3.95%       4.61%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.93%       1.84%       1.82%       2.05%       1.82%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                3.05%       3.16%       3.16%       3.05%       3.44%
Portfolio Turnover Rate                                               30%         12%         14%         22%         23%
------------------------------------------------------------------------------------------------------------------------



(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              34
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Additional Information
Financial Highlights CONTINUED

MINNESOTA TAX FREE FUND


                                                                                 Fiscal year ended September 30,
CLASS A SHARES                                                     2005          2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $  11.23      $  11.34      $  11.39      $  11.06      $  10.64
                                                                 --------      --------      --------      --------      --------
Investment Operations:
 Net Investment Income                                               0.45          0.44          0.48          0.47          0.53
 Realized and Unrealized Gains (Losses) on Investments               0.03         (0.01)        (0.05)         0.34          0.43
                                                                 --------      --------      --------      --------      --------
 Total From Investment Operations                                    0.48          0.43          0.43          0.81          0.96
                                                                 --------      --------      --------      --------      --------
Less Distributions:
 Dividends (from net investment income)                             (0.45)        (0.45)        (0.45)        (0.47)        (0.54)
 Distributions (from net realized gains)                            (0.05)        (0.09)        (0.03)        (0.01)           --
                                                                 --------      --------      --------      --------      --------
 Total Distributions                                                (0.50)        (0.54)        (0.48)        (0.48)        (0.54)
                                                                 --------      --------      --------      --------      --------
Net Asset Value, End of Period                                   $  11.21      $  11.23      $  11.34      $  11.39      $  11.06
                                                                 ========      ========      ========      ========      ========
Total Return(1)                                                      4.42%         3.94%         3.90%         7.23%         9.24%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $106,783      $114,981      $125,916      $135,607      $107,260
Ratio of Expenses to Average Net Assets                              0.95%         0.95%         0.95%         0.95%         0.95%
Ratio of Net Investment Income to Average Net Assets                 4.04%         3.87%         4.25%         4.22%         4.84%
Ratio of Expenses to Average Net Assets (excluding waivers)          1.06%         1.05%         1.06%         1.09%         1.18%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 3.93%         3.77%         4.14%         4.08%         4.61%
Portfolio Turnover Rate                                                16%           25%           23%           26%           15%
---------------------------------------------------------------------------------------------------------------------------------


(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                                                               Fiscal year ended September 30,
CLASS C SHARES                                                     2005        2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $11.19      $ 11.31      $ 11.36      $ 11.04      $10.62
                                                                  ------      -------      -------      -------      ------
Investment Operations:
 Net Investment Income                                              0.41         0.39         0.43         0.43        0.49
 Realized and Unrealized Gains (Losses) on Investments              0.03        (0.01)       (0.04)        0.33        0.43
                                                                  ------      -------      -------      -------      ------
 Total From Investment Operations                                   0.44         0.38         0.39         0.76        0.92
                                                                  ------      -------      -------      -------      ------

Less Distributions:
 Dividends (from net investment income)                            (0.41)       (0.41)       (0.41)       (0.43)      (0.50)
 Distributions (from net realized gains)                           (0.05)       (0.09)       (0.03)       (0.01)         --
                                                                  ------      -------      -------      -------      ------
 Total Distributions                                               (0.46)       (0.50)       (0.44)       (0.44)      (0.50)
                                                                  ------      -------      -------      -------      ------
Net Asset Value, End of Period                                    $11.17      $ 11.19      $ 11.31      $ 11.36      $11.04
                                                                  ======      =======      =======      =======      ======
Total Return(1)                                                     4.02%        3.45%        3.51%        7.10%       8.88%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $9,841      $10,387      $11,951      $11,703      $6,382
Ratio of Expenses to Average Net Assets                             1.35%        1.35%        1.35%        1.35%       1.35%
Ratio of Net Investment Income to Average Net Assets                3.64%        3.47%        3.85%        3.80%       4.39%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.81%        1.80%        1.81%        1.84%       1.58%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                3.18%        3.02%        3.39%        3.31%       4.16%
Portfolio Turnover Rate                                               16%          25%          23%          26%         15%
---------------------------------------------------------------------------------------------------------------------------


(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                              35
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Additional Information
Financial Highlights CONTINUED


MISSOURI TAX FREE FUND(1)



                                                                                                                 Fiscal period
                                                          Fiscal period ended September 30,                          ended
CLASS A SHARES                                2005         2004         2003         2002        2001(2)      October 31, 2000(3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period         $ 12.32      $ 12.37      $ 12.47      $ 12.05      $ 11.54            $ 11.31
                                             -------      -------      -------      -------      -------            -------
Investment Operations:
 Net Investment Income                          0.45         0.45         0.45         0.46         0.46               0.48
 Realized and Unrealized gains (Losses)
  on Investments                               (0.12)       (0.02)       (0.04)        0.47         0.50               0.23
                                             -------      -------      -------      -------      -------            -------
 Total From Investment Operations               0.33         0.43         0.41         0.93         0.96               0.71
                                             -------      -------      -------      -------      -------            -------
Less Distributions:
 Dividends (from net investment income)        (0.45)       (0.45)       (0.45)       (0.47)       (0.44)             (0.48)
 Distributions (from net realized
  gains)                                       (0.06)       (0.03)       (0.06)       (0.04)       (0.01)                --
                                             -------      -------      -------      -------      -------            -------
 Total Distributions                           (0.51)       (0.48)       (0.51)       (0.51)       (0.45)             (0.48)
                                             -------      -------      -------      -------      -------            -------
Net Asset Value, End of Period               $ 12.14      $ 12.32      $ 12.37      $ 12.47      $ 12.05            $ 11.54
                                             =======      =======      =======      =======      =======            =======
Total Return(4)                                 2.74%        3.60%        3.45%        7.99%        8.44%              6.41%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)              $30,188      $27,114      $28,141      $26,496      $22,573            $19,876
Ratio of Expenses to Average Net Assets         0.95%        0.95%        0.95%        0.95%        0.94%              0.87%
Ratio of Net Investment Income to
 Average Net Assets                             3.65%        3.68%        3.69%        3.81%        4.23%              4.59%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                            1.06%        1.05%        1.06%        1.06%        1.00%              0.98%
Ratio of Net Investment Income to
 Average Net Assets (excluding waivers)         3.54%        3.58%        3.58%        3.70%        4.17%              4.48%
Portfolio Turnover Rate                           19%          15%          20%          25%           9%                 3%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar Missouri Tax-Exempt Bond Fund, which merged into the Missouri Tax Free Fund on that date.



(2)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund's fiscal year end changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              36
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Additional Information
Financial Highlights CONTINUED

MISSOURI TAX FREE FUND (CONTINUED)



                                                                             Fiscal period ended September 30,
CLASS C SHARES                                                     2005        2004        2003        2002       2001(1)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $12.29      $12.35      $12.46      $12.05      $12.03
                                                                  ------      ------      ------      ------      ------
Investment Operations:
 Net Investment Income                                              0.40        0.40        0.40        0.41          --
 Realized and Unrealized Gains (Losses) on Investments             (0.11)      (0.03)      (0.04)       0.48        0.02
                                                                  ------      ------      ------      ------      ------
 Total From Investment Operations                                   0.29        0.37        0.36        0.89        0.02
                                                                  ------      ------      ------      ------      ------
Less Distributions:
 Dividends (from net investment income)                            (0.40)      (0.40)      (0.41)      (0.44)         --
 Distributions (from net realized gains)                           (0.06)      (0.03)      (0.06)      (0.04)         --
                                                                  ------      ------      ------      ------      ------
 Total Distributions                                               (0.46)      (0.43)      (0.47)      (0.48)         --
                                                                  ------      ------      ------      ------      ------
Net Asset Value, End of Period                                    $12.12      $12.29      $12.35      $12.46      $12.05
                                                                  ======      ======      ======      ======      ======
Total Return(2)                                                     2.42%       3.11%       3.05%       7.58%       0.17%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $  190      $  218      $  279      $   21      $   --
Ratio of Expenses to Average Net Assets                             1.35%       1.35%       1.35%       1.35%         --
Ratio of Net Investment Income to Average Net Assets                3.25%       3.28%       3.30%       3.28%         --
Ratio of Expenses to Average Net Assets (excluding waivers)         1.81%       1.80%       1.81%       1.81%         --
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                2.79%       2.83%       2.84%       2.82%         --
Portfolio Turnover Rate                                               19%         15%         20%         25%          9%
-------------------------------------------------------------------------------------------------------------------------


(1)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                              37
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Additional Information
Financial Highlights CONTINUED

NEBRASKA TAX FREE FUND


                                                                             Fiscal period ended September 30,
CLASS A SHARES                                                     2005        2004        2003        2002       2001(1)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $10.66      $10.66      $10.70      $10.20      $10.00
                                                                  ------      ------      ------      ------      ------
Investment Operations:
 Net Investment Income                                              0.39        0.41        0.41        0.41        0.24
 Realized and Unrealized Gains (Losses) on Investments             (0.05)       0.03       (0.04)       0.49        0.20
                                                                  ------      ------      ------      ------      ------
 Total From Investment Operations                                   0.34        0.44        0.37        0.90        0.44
                                                                  ------      ------      ------      ------      ------

Less Distributions:
 Dividends (from net investment income)                            (0.42)      (0.40)      (0.40)      (0.40)      (0.24)
 Distributions (from net realized gains)                              --       (0.04)      (0.01)         --          --
                                                                  ------      ------      ------      ------      ------
 Total Distributions                                               (0.42)      (0.44)      (0.41)      (0.40)      (0.24)
                                                                  ------      ------      ------      ------      ------
Net Asset Value, End of Period                                    $10.58      $10.66      $10.66      $10.70      $10.20
                                                                  ======      ======      ======      ======      ======
Total Return(2)                                                     3.20%       4.18%       3.57%       9.09%       4.48%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $7,136      $4,925      $4,869      $4,904      $5,090
Ratio of Expenses to Average Net Assets                             0.75%       0.75%       0.75%       0.75%       0.55%
Ratio of Net Investment Income to Average Net Assets                3.78%       3.82%       3.87%       3.98%       4.12%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.12%       1.08%       1.07%       1.29%       1.38%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                3.41%       3.49%       3.55%       3.44%       3.29%
Portfolio Turnover Rate                                               21%         17%         15%         35%         30%
-------------------------------------------------------------------------------------------------------------------------


(1)Commenced operations on February 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                                                             Fiscal period ended September 30,
CLASS C SHARES                                                     2005        2004        2003        2002       2001(1)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $10.58      $10.58      $10.63      $10.14      $10.00
                                                                  ------      ------      ------      ------      ------
Investment Operations:
 Net Investment Income                                              0.35        0.35        0.36        0.36        0.20
 Realized and Unrealized Gains (Losses) on Investments             (0.06)       0.04       (0.04)       0.50        0.17
                                                                  ------      ------      ------      ------      ------
 Total From Investment Operations                                   0.29        0.39        0.32        0.86        0.37
                                                                  ------      ------      ------      ------      ------

Less Distributions:
 Dividends (from net investment income)                            (0.37)      (0.35)      (0.36)      (0.37)      (0.23)
 Distributions (from net realized gains)                              --       (0.04)      (0.01)         --          --
                                                                  ------      ------      ------      ------      ------
 Total Distributions                                               (0.37)      (0.39)      (0.37)      (0.37)      (0.23)
                                                                  ------      ------      ------      ------      ------
Net Asset Value, End of Period                                    $10.50      $10.58      $10.58      $10.63      $10.14
                                                                  ======      ======      ======      ======      ======
Total Return(2)                                                     2.81%       3.80%       3.10%       8.66%       3.71%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $1,565      $1,861      $1,657      $  982      $  226
Ratio of Expenses to Average Net Assets                             1.15%       1.15%       1.15%       1.15%       0.95%
Ratio of Net Investment Income to Average Net Assets                3.38%       3.42%       3.46%       3.57%       3.73%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.87%       1.83%       1.82%       2.04%       1.75%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                2.66%       2.74%       2.79%       2.68%       2.93%
Portfolio Turnover Rate                                               21%         17%         15%         35%         30%
-------------------------------------------------------------------------------------------------------------------------


(1)Commenced operations on February 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                              38
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Additional Information
Financial Highlights CONTINUED

OHIO TAX FREE FUND


                                                                       Fiscal period ended September 30,
CLASS A SHARES                                                     2005        2004        2003       2002(1)
-------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $10.52      $10.54      $10.58      $10.00
                                                                  ------      ------      ------      ------
Investment Operations:
 Net Investment Income                                              0.36        0.36        0.36        0.15
 Realized and Unrealized Gains (Losses) on Investments             (0.06)       0.07       (0.03)       0.59
                                                                  ------      ------      ------      ------
 Total From Investment Operations                                   0.30        0.43        0.33        0.74
                                                                  ------      ------      ------      ------
Less Distributions:
 Dividends (from net investment income)                            (0.36)      (0.35)      (0.37)      (0.16)
 Distributions (from net realized gains)                           (0.04)      (0.10)         --          --
                                                                  ------      ------      ------      ------
 Total Distributions                                               (0.40)      (0.45)      (0.37)      (0.16)
                                                                  ------      ------      ------      ------
Net Asset Value, End of Period                                    $10.42      $10.52      $10.54      $10.58
                                                                  ======      ======      ======      ======
Total Return(2)                                                     2.86%       4.16%       3.22%       7.42%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $  988      $1,200      $  849      $  453
Ratio of Expenses to Average Net Assets                             0.75%       0.75%       0.75%       0.75%
Ratio of Net Investment Income to Average Net Assets                3.41%       3.43%       3.52%       3.25%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.11%       1.08%       1.09%       1.23%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                3.05%       3.10%       3.18%       2.77%
Portfolio Turnover Rate                                               13%         19%         22%          3%
-------------------------------------------------------------------------------------------------------------


(1)Commenced operations on April 30, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                                                       Fiscal period ended September 30,
CLASS C SHARES                                                     2005        2004        2003       2002(1)
-------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $10.41      $10.44      $10.57      $10.00
                                                                  ------      ------      ------      ------
Investment Operations:
 Net Investment Income                                              0.32        0.29        0.32        0.13
 Realized and Unrealized Gains (Losses) on Investments             (0.05)       0.09       (0.12)       0.58
                                                                  ------      ------      ------      ------
 Total From Investment Operations                                   0.27        0.38        0.20        0.71
                                                                  ------      ------      ------      ------
Less Distributions:
 Dividends (from net investment income)                            (0.32)      (0.31)      (0.33)      (0.14)
 Distributions (from net realized gains)                           (0.04)      (0.10)         --          --
                                                                  ------      ------      ------      ------
 Total Distributions                                               (0.36)      (0.41)      (0.33)      (0.14)
                                                                  ------      ------      ------      ------
Net Asset Value, End of Period                                    $10.32      $10.41      $10.44      $10.57
                                                                  ======      ======      ======      ======
Total Return(2)                                                     2.58%       3.69%       1.95%       7.13%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $  174      $  120      $  215      $    1
Ratio of Expenses to Average Net Assets                             1.15%       1.15%       1.15%       1.15%
Ratio of Net Investment Income to Average Net Assets                3.01%       3.03%       3.08%       3.01%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.86%       1.83%       1.84%       1.98%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                2.30%       2.35%       2.39%       2.18%
Portfolio Turnover Rate                                               13%         19%         22%          3%
-------------------------------------------------------------------------------------------------------------


(1)Commenced operations on April 30, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                              39
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Additional Information
Financial Highlights CONTINUED


TAX FREE FUND(1)



                                                                                                                 Fiscal period
                                                          Fiscal period ended September 30,                          ended
CLASS A SHARES                                2005         2004         2003         2002        2001(2)      October 31, 2000(3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period         $ 11.18      $ 11.28      $ 11.44      $ 10.99      $ 10.53             $10.20
                                             -------      -------      -------      -------      -------             ------
Income From Investment Operations:
 Net Investment Income                          0.47         0.47         0.47         0.47         0.42               0.40
 Realized and Unrealized Gains (Losses)
  on Investments                                0.03         0.02        (0.03)        0.44         0.43               0.34
                                             -------      -------      -------      -------      -------             ------
 Total From Investment Operations               0.50         0.49         0.44         0.91         0.85               0.74
                                             -------      -------      -------      -------      -------             ------
Less Distributions:
 Dividends (from net investment income)        (0.47)       (0.48)       (0.47)       (0.46)       (0.39)             (0.41)
 Distributions (from net realized
  gains)                                       (0.11)       (0.11)       (0.13)          --           --                 --
                                             -------      -------      -------      -------      -------             ------
 Total Distributions                           (0.58)       (0.59)       (0.60)       (0.46)       (0.39)             (0.41)
                                             -------      -------      -------      -------      -------             ------
Net Asset Value, End of Period               $ 11.10      $ 11.18      $ 11.28      $ 11.44      $ 10.99             $10.53
                                             =======      =======      =======      =======      =======             ======
Total Return(4)                                 4.51%        4.45%        4.06%        8.56%        8.22%              7.43%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)              $38,205      $40,156      $42,942      $43,708      $48,769             $1,526
Ratio of Expenses to Average Net Assets         0.95%        0.95%        0.95%        0.95%        1.16%              0.98%
Ratio of Net Investment Income to
 Average Net Assets                             4.20%        4.18%        4.21%        4.20%        4.27%              4.34%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                            1.06%        1.05%        1.05%        1.02%        1.18%              1.09%
Ratio of Net Investment Income to
 Average Net Assets (excluding waivers)         4.09%        4.08%        4.11%        4.13%        4.25%              4.23%
Portfolio Turnover Rate                            8%          23%          23%          39%           3%                 4%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar National Municipal Bond Fund, which merged into the Tax Free Fund on that date.



(2)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund's fiscal year end changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              40
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

Additional Information
Financial Highlights CONTINUED

TAX FREE FUND (CONTINUED)



                                                                             Fiscal period ended September 30,
CLASS C SHARES                                                     2005        2004        2003        2002       2001(1)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $11.13      $11.24      $11.40      $10.96      $10.93
                                                                  ------      ------      ------      ------      ------
Investment Operations:
 Net Investment Income                                              0.42        0.43        0.42        0.42        0.01
 Realized and Unrealized Gains (Losses) on Investments              0.03          --       (0.02)       0.45        0.02
                                                                  ------      ------      ------      ------      ------
 Total From Investment Operations                                   0.45        0.43        0.40        0.87        0.03
                                                                  ------      ------      ------      ------      ------
Less Distributions:
 Dividends (from net investment income)                            (0.42)      (0.43)      (0.43)      (0.43)         --
 Distributions (from net realized gains)                           (0.11)      (0.11)      (0.13)         --          --
                                                                  ------      ------      ------      ------      ------
 Total Distributions                                               (0.53)      (0.54)      (0.56)      (0.43)         --
                                                                  ------      ------      ------      ------      ------
Net Asset Value, End of Period                                    $11.05      $11.13      $11.24      $11.40      $10.96
                                                                  ======      ======      ======      ======      ======
Total Return(2)                                                     4.13%       3.92%       3.67%       8.14%       0.27%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $2,712      $2,682      $4,880      $6,199      $4,494
Ratio of Expenses to Average Net Assets                             1.35%       1.35%       1.35%       1.35%       1.04%
Ratio of Net Investment Income to Average Net Assets                3.80%       3.77%       3.81%       3.82%       5.61%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.81%       1.80%       1.80%       1.77%       1.04%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                3.34%       3.32%       3.36%       3.40%       5.61%
Portfolio Turnover Rate                                                8%         23%         23%         39%          3%
-------------------------------------------------------------------------------------------------------------------------


(1)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                              41
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class A and Class C Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION


More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American Funds' Internet Web site.


FIRST AMERICAN FUNDS WEB SITE


Information about the First American Funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

SEC file number:  811-05309                                      PROTXFRR  12/05
--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

                                          December 30, 2005




                                          Prospectus
                                          First American Investment Funds, Inc.

                                          ASSET CLASS - BOND FUNDS

                          TAX FREE INCOME
                                    FUNDS


                           CLASS Y SHARES


                                          ARIZONA TAX FREE FUND
                                          CALIFORNIA TAX FREE FUND
                                          COLORADO TAX FREE FUND
                                          MINNESOTA TAX FREE FUND
                                          MISSOURI TAX FREE FUND
                                          NEBRASKA TAX FREE FUND
                                          OHIO TAX FREE FUND
                                          TAX FREE FUND

                                          As with all mutual funds, the
                                          Securities and Exchange Commission has
                                          not approved or disapproved the shares
                                          of these funds, or determined if the
                                          information in this prospectus is
                                          accurate or complete. Any statement to
                                          the contrary is a criminal offense.

(FIRST AMERICAN FUNDS LOGO)

TABLE OF


CONTENTS



FUND SUMMARIES
    Arizona Tax Free Fund                                              2
    California Tax Free Fund                                           4
    Colorado Tax Free Fund                                             6
    Minnesota Tax Free Fund                                            8
    Missouri Tax Free Fund                                            10
    Nebraska Tax Free Fund                                            12
    Ohio Tax Free Fund                                                14
    Tax Free Fund                                                     16
MORE ABOUT THE FUNDS
    Investment Strategies, Risks and Other Investment
      Matters                                                         18
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                   20
    Managing Your Investment                                          23
ADDITIONAL INFORMATION
    Management                                                        25
    Financial Highlights                                              27
FOR MORE INFORMATION                                          Back Cover

Fund Summaries
INTRODUCTION

          This section of the prospectus describes the objectives of the First American Tax Free Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                              1
                           PROSPECTUS - First American Tax Free Income Funds
                                         Class Y Shares

Fund Summaries
Arizona Tax Free Fund

OBJECTIVE

Arizona Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Arizona state income tax to the extent consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Arizona Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Arizona income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B- at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              2
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Fund Summaries
Arizona Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

(BAR CHART)

2001                                                                             4.99%
2002                                                                             9.63%
2003                                                                             5.49%
2004                                                                             5.65%

Best Quarter:
Quarter ended                             September 30, 2002          5.06%
Worst Quarter:
Quarter ended                             June 30, 2004              (2.56)%


AVERAGE ANNUAL TOTAL RETURNS                 Inception    One      Since
AS OF 12/31/04                                    Date   Year  Inception
------------------------------------------------------------------------
Arizona Tax Free Fund
------------------------------------------------------------------------
  Class Y (return before taxes)                 2/1/00  5.65%      7.97%
------------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                                        5.47%      7.88%
------------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund shares)                5.51%      7.55%
------------------------------------------------------------------------
Lehman Municipal Bond Index(2)
(reflects no deduction for fees, expenses,
or taxes)                                               4.48%      7.43%
------------------------------------------------------------------------
Lipper Arizona Municipal Debt Funds
Category Average(3)
(reflects no deduction for sales charges or
taxes)                                                  3.88%      6.25%
------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.22%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more. The since inception performance of the index is calculated from 1/31/00.



(3)Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Arizona. The since inception performance of the average is calculated from 1/31/00.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS Y
------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------
  Management Fees                                           0.50%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                            0.43%
  Total Annual Fund Operating Expenses(1)                   0.93%
------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.50%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                     $95
----------------------------------------------------------------
  3 years                                                   $296
----------------------------------------------------------------
  5 years                                                   $515
----------------------------------------------------------------
 10 years                                                 $1,143



                              3
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Fund Summaries
California Tax Free Fund

OBJECTIVE

California Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and California state income tax to the extent consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, California Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and California income tax, including federal and state of California alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of California alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              4
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Fund Summaries
California Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

(BAR CHART)

2001                                                                             4.55%
2002                                                                             9.60%
2003                                                                             5.24%
2004                                                                             5.01%

Best Quarter:
Quarter ended                             September 30, 2002          5.99%
Worst Quarter:
Quarter ended                             June 30, 2004              (2.36)%


AVERAGE ANNUAL TOTAL RETURNS                        Inception    One      Since
AS OF 12/31/04                                           Date   Year  Inception
-------------------------------------------------------------------------------
California Tax Free Fund
-------------------------------------------------------------------------------
 Class Y (return before taxes)                         2/1/00  5.01%      8.01%
-------------------------------------------------------------------------------
 Class Y (return after taxes on distributions)                 4.83%      7.86%
-------------------------------------------------------------------------------
 Class Y (return after taxes on distributions and
 sale of fund shares)                                          4.94%      7.54%
-------------------------------------------------------------------------------
Lehman Municipal Bond Index(2)
(reflects no deduction for fees, expenses, or
taxes)                                                         4.48%      7.43%
-------------------------------------------------------------------------------
Lipper California Municipal Debt Funds Category
Average(3)
(reflects no deduction for sales charges or taxes)             4.34%      6.79%
-------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.42%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more. The since inception performance of the index is calculated from 1/31/00.



(3)Represents funds that invest primarily in those securities that provide income that is exempt from taxation in California. The since inception performance of the average is calculated from 1/31/00.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-----------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS Y
-----------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                     None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                 None
-----------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------
  Management Fees                                           0.50%
  Distribution and/or Service (12b-1) Fees                None
  Other Expenses                                            0.40%
  Total Annual Fund Operating Expenses(1)                   0.90%
------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.50%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

  1 year                                                        $92
-------------------------------------------------------------------
  3 years                                                      $287
-------------------------------------------------------------------
  5 years                                                      $498
-------------------------------------------------------------------
 10 years                                                    $1,108


                              5
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Fund Summaries
Colorado Tax Free Fund

OBJECTIVE

Colorado Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Colorado Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Colorado income tax, including federal and state of Colorado alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of Colorado alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk


- Income Risk


- Interest Rate Risk


- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              6
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Fund Summaries
Colorado Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

2001                                                                              5.59%
2002                                                                             10.61%
2003                                                                              5.52%
2004                                                                              4.52%

Best Quarter:
Quarter ended                                  September 30, 2002          5.61%
Worst Quarter:
Quarter ended                                  June 30, 2004              (2.22)%


AVERAGE ANNUAL TOTAL RETURNS               Inception   One     Since
AS OF 12/31/04                               Date     Year   Inception
----------------------------------------------------------------------
Colorado Tax Free Fund
----------------------------------------------------------------------
  Class Y (return before taxes)               2/1/00  4.52%      8.12%
----------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                                      4.40%      8.06%
----------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund shares)              4.74%      7.71%
----------------------------------------------------------------------
Lehman Municipal Bond Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                   4.48%      7.43%
----------------------------------------------------------------------
Lipper Colorado Municipal Debt Funds
Category Average(3)
(reflects no deduction for sales charges
or taxes)                                             3.92%      6.73%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.44%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more. The since inception performance of the index is calculated from 1/31/00.



(3)Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Colorado. The since inception performance of the average is calculated from 1/31/00.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS Y
------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                   None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------
  Management Fees                                          0.50%
  Distribution and/or Service (12b-1) Fees                  None
  Other Expenses                                           0.43%
  Total Annual Fund Operating Expenses(1)                  0.93%
------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.50%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



  1 year                               $95
------------------------------------------
  3 years                             $296
------------------------------------------
  5 years                             $515
------------------------------------------
 10 years                           $1,143



                              7
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Fund Summaries
Minnesota Tax Free Fund

OBJECTIVE

Minnesota Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Minnesota Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including federal and state of Minnesota alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of Minnesota alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk


- Income Risk


- Interest Rate Risk


- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              8
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Fund Summaries
Minnesota Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

1998                                                                             6.55%
1999                                                                            -2.60%
2000                                                                             9.87%
2001                                                                             4.87%
2002                                                                             8.84%
2003                                                                             5.45%
2004                                                                             3.99%

Best Quarter:
Quarter ended                                  September 30, 2002          4.30%
Worst Quarter:
Quarter ended                                  June 30, 2004              (2.20)%


AVERAGE ANNUAL
TOTAL RETURNS                          Inception    One   Five      Since
AS OF 12/31/04(2)                           Date   Year  Years  Inception
-------------------------------------------------------------------------
Minnesota Tax Free Fund
-------------------------------------------------------------------------
  Class Y (return before taxes)           8/1/97  3.99%  6.58%      5.41%
-------------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                                  3.91%  6.51%      5.32%
-------------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                         4.22%  6.33%      5.31%
-------------------------------------------------------------------------
Lehman Municipal Bond Index(3)
(reflects no deduction for fees,
expenses, or taxes)                               4.48%  7.20%      5.81%
-------------------------------------------------------------------------
Lipper Minnesota Municipal Debt Funds
Category Average(4)
(reflects no deduction for sales
charges or taxes)                                 3.87%  6.23%      4.69%
-------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 3.35%.



(2)Performance presented prior to 7/31/98 represents that of the Piper Minnesota Tax-Exempt Fund, a series of Piper Funds, Inc., which merged into the fund on that date.



(3)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more. The since inception performance of the index is calculated from 7/31/97.



(4)Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Minnesota. The since inception performance of the average is calculated from 7/31/97.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS Y
------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------
  Management Fees                                           0.50%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                            0.31%
  Total Annual Fund Operating Expenses(1)                   0.81%
------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.70%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                      $83
-----------------------------------------------------------------
  3 years                                                    $259
-----------------------------------------------------------------
  5 years                                                    $450
-----------------------------------------------------------------
 10 years                                                  $1,002






                              9
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Fund Summaries
Missouri Tax Free Fund

OBJECTIVE

Missouri Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Missouri state income tax to the extent consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Missouri Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and State of Missouri income tax, including the federal alternative minimum tax. The fund may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk


- Credit Risk


- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              10
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Fund Summaries
Missouri Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

1995                                                                             17.01%
1996                                                                              3.19%
1997                                                                              8.29%
1998                                                                              5.41%
1999                                                                             -2.85%
2000                                                                             10.88%
2001                                                                              4.10%
2002                                                                              9.42%
2003                                                                              5.11%
2004                                                                              3.54%

Best Quarter:
Quarter ended                                  March 31, 1995              7.58%
Worst Quarter:
Quarter ended                                  June 30, 2004              (2.25)%


AVERAGE ANNUAL
TOTAL RETURNS                          Inception    One   Five    Ten
AS OF 12/31/04(2)                           Date   Year  Years  Years
---------------------------------------------------------------------
Missouri Tax Free Fund
---------------------------------------------------------------------
  Class Y (return before taxes)          7/15/88  3.54%  6.65%  6.33%
---------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                                  3.47%  6.55%  6.28%
---------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                         3.81%  6.31%  6.12%
---------------------------------------------------------------------
Lehman Municipal Bond Index(3)
(reflects no deduction for fees,
expenses, or taxes)                               4.48%  7.20%  7.06%
---------------------------------------------------------------------
Lipper Missouri Municipal Debt Funds
Category Average(4)
(reflects no deduction for sales
charges or taxes)                                 3.56%  6.38%  6.18%
---------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.03%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar Missouri Tax-Exempt Bond Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Missouri Tax-Exempt Bond Fund was organized on 12/11/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc. The Mercantile fund was organized on 10/2/95 and, prior to that, was a separate portfolio of the ARCH Tax-Exempt Trust, which sold shares of the portfolio that were similar to the current Class Y shares of the fund.



(3)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.



(4)Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Missouri.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS Y
------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------
  Management Fees                                           0.50%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                            0.31%
  Total Annual Fund Operating Expenses(1)                   0.81%
------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.70%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                      $83
-----------------------------------------------------------------
  3 years                                                    $259
-----------------------------------------------------------------
  5 years                                                    $450
-----------------------------------------------------------------
 10 years                                                  $1,002



                              11
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Fund Summaries

Nebraska Tax Free Fund


OBJECTIVE

Nebraska Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Nebraska state income tax to the extent consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Nebraska Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Nebraska income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities;


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk


- Interest Rate Risk


- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              12
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Fund Summaries

Nebraska Tax Free Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

(BAR CHART)

2002                                                                             10.37%
2003                                                                              5.34%
2004                                                                              4.21%

Best Quarter:
Quarter ended                                  September 30, 2002          4.94%
Worst Quarter:
Quarter ended                                  June 30, 2004              (2.28)%


AVERAGE ANNUAL TOTAL RETURNS              Inception     One       Since
AS OF 12/31/04                                 Date    Year   Inception
-----------------------------------------------------------------------
Nebraska Tax Free Fund
-----------------------------------------------------------------------
  Class Y (return before taxes)             2/28/01   4.21%       6.06%
-----------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                                      4.21%       6.04%
-----------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund shares)              4.16%       5.80%
-----------------------------------------------------------------------
Lehman Municipal Bond Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                   4.48%       6.02%
-----------------------------------------------------------------------
Lipper Other States Municipal Debt Funds
Category Average(3)
(reflects no deduction for sales charges
or taxes)                                             3.04%       4.73%
-----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.40%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.



(3)Represents funds that invest primarily in those securities that provide income that is exempt from taxation in a specified state.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS Y
------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------
  Management Fees                                           0.50%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                            0.37%
  Total Annual Fund Operating Expenses(1)                   0.87%
------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.50%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                     $89
----------------------------------------------------------------
  3 years                                                   $278
----------------------------------------------------------------
  5 years                                                   $482
----------------------------------------------------------------
 10 years                                                 $1,073



                              13
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Fund Summaries
Ohio Tax Free Fund

OBJECTIVE

Ohio Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Ohio state income tax to the extent consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Ohio Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Ohio income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk


- Income Risk


- Interest Rate Risk


- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              14
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Fund Summaries
Ohio Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

(BAR CHART)

2003                                                                             5.24%
2004                                                                             4.02%

Best Quarter:
Quarter ended                                  September 30, 2004          4.18%
Worst Quarter:
Quarter ended                                  June 30, 2004              (2.43)%


AVERAGE ANNUAL TOTAL RETURNS          Inception                  Since
AS OF 12/31/04                             Date   One Year   Inception
----------------------------------------------------------------------
Ohio Tax Free Fund
----------------------------------------------------------------------
  Class Y (return before taxes)         4/30/02      4.02%       6.19%
----------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                                     3.97%       6.07%
----------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                            3.97%       5.81%
----------------------------------------------------------------------
Lehman Municipal Bond
Index(2)(reflects no deduction for
fees, expenses, or taxes)                            4.48%       6.12%
----------------------------------------------------------------------
Lipper Ohio Municipal Debt Funds
Category Average(3)(reflects no
deduction for sales charges or
taxes)                                               3.62%       5.12%
----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 2.13%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.



(3)Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Ohio.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS Y
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                            0.50%
  Distribution and/or Service (12b-1) Fees                 None
  Other Expenses                                             0.36%
  Total Annual Fund Operating Expenses(1)                    0.86%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.50%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                     $88
----------------------------------------------------------------
  3 years                                                   $274
----------------------------------------------------------------
  5 years                                                   $477
----------------------------------------------------------------
 10 years                                                 $1,061



                              15
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Fund Summaries

Tax Free Fund


OBJECTIVE

Tax Free Fund has an objective of providing maximum current income that is exempt from federal income tax to the extent consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).


The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk


- Interest Rate Risk


- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              16
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Fund Summaries

Tax Free Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

1997                                                                             10.33%
1998                                                                              6.21%
1999                                                                             -4.45%
2000                                                                             12.57%
2001                                                                              4.09%
2002                                                                              9.75%
2003                                                                              6.09%
2004                                                                              4.48%

Best Quarter:
Quarter ended                                  September 30, 2002          5.24%
Worst Quarter:
Quarter ended                                  June 30, 2004              (2.15)%


AVERAGE ANNUAL
TOTAL RETURNS                      Inception             Five      Since
AS OF 12/31/04(2)                       Date  One Year  Years  Inception
------------------------------------------------------------------------
Tax Free Fund
------------------------------------------------------------------------
  Class Y (return before taxes)     11/18/96     4.48%  7.36%      5.96%
------------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                                 4.33%  7.24%      5.69%
------------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                        4.71%  6.99%      5.65%
------------------------------------------------------------------------
  Lehman Municipal Bond Index(3)
  (reflects no deduction for
  fees, expenses, or taxes)                      4.48%  7.20%      6.03%
------------------------------------------------------------------------
  Lipper General Municipal Debt
  Funds Category Average(4)
  (reflects no deduction for
  sales charges or taxes)                        3.70%  6.27%      5.00%
------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 3.37%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar National Municipal Bond Fund, a series of Firstar Funds, Inc. which merged into the fund on that date.



(3)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more. The since inception performance of the index is calculated from 11/30/96.



(4)Represents funds that invest primarily in municipal debt issues in the top four credit ratings. The since inception performance of the average is calculated from 11/30/96.

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS Y
------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                     None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)(as a percentage
  of original purchase price or redemption proceeds,
  whichever is less)                                      None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------
  Management Fees                                           0.50%
  Distribution and/or Service (12b-1) Fees                None
  Other Expenses                                            0.31%
  Total Annual Fund Operating Expenses(1)                   0.81%
------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.70%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


 1 year                                                         $83
-------------------------------------------------------------------
 3 years                                                       $259
-------------------------------------------------------------------
 5 years                                                       $450
-------------------------------------------------------------------
 10 years                                                    $1,002



                              17
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters



OBJECTIVES



The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.



INVESTMENT STRATEGIES



The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. This section provides more information about some of the funds' principal and non-principal investment strategies. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information
(SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.



Investment Approach.   In selecting securities for the funds, fund managers
first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. In the case of Tax Free Fund, geographical diversification is also a factor. Fund managers conduct research on potential and current holdings in the funds to determine whether a fund should purchase or retain a security. This is a continuing process the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the funds.



Municipal Securities.   Municipal securities are issued to finance public
infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.



The funds may invest in municipal securities such as "general obligation" bonds, "revenue" bonds, and participation interests in municipal leases. General obligation bonds are backed by the full faith, credit, and taxing power of the issuer. Revenue bonds are payable only from the revenues generated by a specific project or from another specific revenue source. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligations bonds or revenue bonds. See "Risks of Municipal Lease Obligations."



The municipal securities in which the funds invest may include refunded bonds and zero coupon bonds. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become "refunded" when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations. Zero coupon bonds are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value.



Ratings.   The funds have investment strategies requiring them to invest in municipal securities that have received a particular rating from a rating service such as Moody's or Standard & Poor's. Any reference in this prospectus to a specific rating encompasses all gradations of that rating. For example, if the prospectus says that a fund may invest in securities rated as low as B, the fund may invest in securities rated B-.



Temporary Investments.   In an attempt to respond to adverse market, economic,
political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including securities which pay income that is subject to federal and state income tax. These investments may include money market funds advised by the funds' advisor. Because these investments may be taxable, and may result in a lower yield than would be available from investments with a lower quality or longer term, they may prevent a fund from achieving its investment objective.



Portfolio Turnover.   Fund managers may trade securities frequently, resulting,
from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.



PRINCIPAL RISKS



The principal risks of investing in each fund are identified in the "Fund Summaries" section. These risks are described below.



Active Management Risk.   Each fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.



Call Risk.   Many municipal bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The funds are subject to the possibility that during periods of falling interest rates, a municipal bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.



                              18
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



Credit Risk.   Each fund is subject to the risk that the issuers of debt
securities held by the fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. In adverse economic or other circumstances, issuers of lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or S&P.



Income Risk.   Each fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk" above) in lower-yielding securities.



Interest Rate Risk.   Debt securities in the funds will fluctuate in value with
changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Each fund may invest in zero coupon securities, which do not pay interest on a current basis and which may be highly volatile as interest rates rise or fall. The funds' investments in inverse floating rate municipal securities also may be highly volatile with changing interest rates. See "Inverse Floating Rate Securities Risk" below.



Inverse Floating Rate Securities Risk.   Each fund may invest up to 10% of its
total assets in inverse floating rate municipal securities. These securities pay interest at a rate that varies inversely to changes in the interest rate of specified municipal securities or a specified index. The interest rate on this type of security will generally change at a multiple of any change in the reference interest rate. As a result, the values of these securities may be highly volatile as interest rates rise or fall.



Municipal Lease Obligations Risk.   Each fund may purchase participation
interests in municipal leases. These are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and the fund might not recover the full principal amount of the obligation.



Non-Diversification Risk.   Each fund other than Tax Free Fund is
non-diversified. A non-diversified fund may invest a larger portion of its assets in a fewer number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund's portfolio may be more susceptible to any single economic, political or regulatory occurrence than the portfolio of a diversified fund.



Political and Economic Risks.   The values of municipal securities may be
adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state, or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). To the extent a fund invests in the securities of issuers located in a single state, it will be disproportionately affected by political and economic conditions and developments in that state. The value of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.



DISCLOSURE OF PORTFOLIO HOLDINGS



A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.



                              19
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Policies and Services


Purchasing and Redeeming Shares



GENERAL



You may purchase, redeem or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open, except that you cannot purchase Class Y shares if federally chartered banks are closed, since these shares must be paid for by wire transfer. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.



The funds have authorized certain financial institutions ("authorized financial intermediaries") to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be equal to that day's net asset value (NAV) per share if your order is received by the funds or an authorized financial intermediary in proper form prior to the time the funds calculates their NAV. See "Calculating Net Asset Value" below. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase and Redeem Shares" and "How to Exchange Shares."



Some financial institutions may charge a fee for helping you purchase, redeem or exchange shares. Contact your financial institution for more information.



SHORT-TERM TRADING OF FUND SHARES



The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds' Board of Directors has adopted policies and procedures designed to detect and deter short-term trading in the funds' shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds' shares in violation of these policies. As discussed below, however, there is no guarantee that the funds will be able to detect such trading in all accounts. See "Omnibus Accounts" below. These policies do not apply to purchases and sales of fund shares by other First American Funds.



Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.



In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.



Short-Term Trading Policies.   The funds' advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.



Certain transactions are not subject to the funds' short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio re-balancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.



                              20
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED


Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds seek to apply their short-term trading policies and procedures to these omnibus account arrangements and will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.



While the funds will request that financial intermediaries apply the funds' short-term trading policies to their customers who invest indirectly in the funds, the funds are limited in their ability to monitor the trading activity or enforce the funds' short-term trading policies with respect to customers of financial intermediaries. For example, the funds might not be able to detect any short-term trading facilitated by a financial intermediary, if this were to occur.



SHARE CLASSES



The funds issue their shares in multiple classes. This prospectus offers Class Y shares.



Class Y shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%. Class Y shares are available to:



- Individual investors who, after their purchase, will hold First American open-end fund shares with a current NAV of at least $5 million. In determining whether the $5 million dollar threshold has been reached, the investor's shares will be aggregated with First American open-end fund shares held at the time of purchase by certain related accounts if the investor notifies the fund of the existence of these accounts. See the SAI for details.



- Trust companies or bank trust departments investing $1 million or more in the First American open-end funds.



- Group retirement plans sponsored or administered by an affiliate of the funds' investment advisor.



- Other group retirement plans with at least $5 million in plan assets. This plan asset requirement may be lowered or waived, at the discretion of the funds, for purchases by group retirement plans that are made through financial institutions such as banks or record keepers.



- Persons or plans participating in fee based programs who purchase shares through a financial institution that has a Class Y share selling agreement with the funds' distributor. Class Y shares are available to these investors only for purchases of $25,000 or more.



ADDITIONAL PAYMENTS TO INSTITUTIONS



The advisor and/or the distributor may pay additional compensation to financial institutions (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the Fund Summaries section of the prospectus because they are not paid by the funds.


These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.



You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.



CALCULATING NET ASSET VALUE



The funds generally calculate their NAV per share as of 3:00 p.m. Central time every day the New York Stock Exchange is open.


A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of


                              21
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED


directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Securities where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;

- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is no current market value quotation; and

- Securities with limited liquidity, including securities that are restricted as to transfer or resale.


Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.



HOW TO PURCHASE AND REDEEM SHARES


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.


You may purchase or redeem shares by calling your financial institution. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. You cannot purchase shares by wire on days when federally chartered banks are closed.


If the fund or an authorized financial intermediary receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.


To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing securities in the fund's portfolio, rather than paying you in cash. See "Redemption in Kind" below.


REDEMPTION IN KIND


Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.


HOW TO EXCHANGE SHARES


If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American Fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.



To exchange your shares, call your financial institution.



Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Short-Term Trading of Fund Shares" above.



                              22
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Policies and Services

Managing Your Investment

STAYING INFORMED

Shareholder Reports.   Shareholder reports are mailed twice a year, in November
and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.


Statements and Confirmations.   Statements summarizing activity in your account
are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.


DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a distribution, all or a portion of which may be taxable (to the same extent the distribution is otherwise taxable to fund shareholders).


Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.


TAXES


Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.



Federal Taxes on Distributions.   Each fund intends to meet certain federal tax
requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Tax Free Fund's exempt-interest dividends generally will be subject to state or local income taxes. Distributions paid from any interest income that is not tax-exempt and from any net realized capital gains will be taxable whether you reinvest those distributions or take them in cash. Distributions paid from taxable interest income will be taxed as ordinary income and not as "qualifying dividends" that are taxed at the same rate as long-term capital gains. Distributions of a fund's net long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.



Federal Taxes on Transactions.   The sale of fund shares, or the exchange of one
fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.


If in redemption of his or her shares a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


Arizona Income Taxation.   Dividends paid by Arizona Tax Free Fund will be
exempt from Arizona income taxes for individuals, trusts, estates, and corporations to the extent they are derived from interest on Arizona municipal securities.


California Income Taxation.   California Tax Free Fund intends to comply with
certain state tax requirements so that dividends it pays that are attributable to interest on California municipal securities will be excluded from the California taxable income of individuals, trusts, and estates. To meet these requirements, at least 50% of the value of the fund's total assets must consist of obligations which pay interest that is exempt from California personal income tax. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions. In addition, dividends derived from interest paid on California municipal bonds (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that California imposes on individuals, trusts, and estates.

Colorado Income Taxation.   Dividends paid by Colorado Tax Free Fund will be
exempt from Colorado income taxes for individuals, trusts, estates, and corporations to the extent that they are derived from interest on Colorado municipal securities. In addition, dividends derived from interest on Colorado municipal securities (including securities treated for federal purposes as private activity bonds) will not be subject to the


                              23
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Policies and Services
Managing Your Investment CONTINUED

alternative minimum tax that Colorado imposes on individuals, trusts, and estates.

Minnesota Income Taxation.   Minnesota Tax Free Fund intends to comply with
certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota municipal securities will be excluded from the Minnesota taxable net income of individuals, estates, and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota municipal securities. A portion of the fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions.

Missouri Income Taxation.   Dividends paid by Missouri Tax Free Fund will be
exempt from Missouri income taxes for individuals, estates, trusts, and corporations to the extent they are derived from interest on Missouri municipal obligations.

Nebraska Income Taxation.   Dividends paid by Nebraska Tax Free Fund will be
exempt from Nebraska income taxes for individuals, trusts, estates, and corporations to the extent they are derived from interest on Nebraska municipal obligations. A portion of the fund's dividends may be subject to the Nebraska minimum tax.

Ohio Income Taxation.   Dividends paid by Ohio Tax Free Fund will be exempt from
Ohio income taxes for individuals, trusts, estates, and corporations to the extent they are derived from interest on Ohio municipal obligations.


                              24
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Additional Information
Management


U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2005, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.



Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.



                                          Management fee
                                       as a % of average
                                        daily net assets
--------------------------------------------------------
ARIZONA TAX FREE FUND                        0.07%
CALIFORNIA TAX FREE FUND                     0.10%
COLORADO TAX FREE FUND                       0.07%
MINNESOTA TAX FREE FUND                      0.39%
MISSOURI TAX FREE FUND                       0.39%
NEBRASKA TAX FREE FUND                       0.13%
OHIO TAX FREE FUND                           0.14%
TAX FREE FUND                                0.39%
--------------------------------------------------------



A discussion regarding the basis for the board of directors' approval of the funds' investment advisory agreement appears in the funds annual report to shareholders for the fiscal year ended September 30, 2005.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation in connection with the following:



Custody Services.   U.S. Bank provides custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.



Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S.
Bancorp Fund Services, LLC (Fund Services) act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund's pro rata portion of up to 0.15% of the aggregate average daily net assets of all open-end funds in the First American family of funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time.



Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services based upon the number of share classes and shareholder accounts maintained. In addition, it receives 0.10% of the relevant fund's average daily net assets for providing certain shareholder services and to reimburse it for making payments to certain financial institutions that maintain and provide services to omnibus accounts.



Other Compensation.   To the extent that fund shares are held through U.S. Bank
or its broker-dealer-affiliate, U.S. Bancorp Investments, Inc., those entities may receive payments from the funds' distributor and/or advisor as described above under "Additional Payments to Institutions."



                              25
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Additional Information
Management CONTINUED


PORTFOLIO MANAGEMENT


The portfolio managers primarily responsible for the Funds' management are set forth below, followed by the portfolio managers' biographies.


Arizona Tax Free Fund.   Catherine M. Stienstra has served as the primary
portfolio manager for the fund and Douglas J. White has co-managed the fund since February 2000.



California Tax Free Fund.   Christopher L. Drahn has served as the primary
portfolio manager for the fund since May 2005, and prior to that he co-managed the fund from February 2000 to May 2005. Michael S. Hamilton has co-managed the fund since May 2005, and prior to that he served as the primary portfolio manager for the fund from December 2002 to May 2005.



Colorado Tax Free Fund.   Catherine M. Stienstra has served as the primary
portfolio manager for the fund and Christopher L. Drahn has co-managed the fund since February 2000.



Minnesota Tax Free Fund.   Douglas J. White has served as the primary portfolio
manager for the fund since July 1988 and Christopher L. Drahn has co-managed the fund since February 2001.



Missouri Tax Free Fund.   Christopher L. Drahn has served as the primary
portfolio manager for the fund since December 2002 and Douglas J. White has co-managed the fund since September 2001.



Nebraska Tax Free Fund.   Catherine M. Stienstra has served as the primary
portfolio manager for the fund and Christopher L. Drahn has co-managed the fund since February 2001.



Ohio Tax Free Fund.   Michael S. Hamilton has served as the primary portfolio
manager for the fund since December 2002 and Christopher L. Drahn has co-managed the Fund since April 2002.



Tax Free Fund.   Douglas J. White has served as the primary portfolio manager for the fund since September 2001 and Catherine M. Stienstra has co-managed the fund since October 2002.


PORTFOLIO MANAGER BIOGRAPHIES


Christopher L. Drahn, CFA, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1980. He has 26 years of financial industry experience.



Michael S. Hamilton, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1989. He has 16 years of financial industry experience, including 14 years in portfolio management.


Catherine M. Stienstra, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1990. She has 18 years of financial industry experience, including 13 years in portfolio management.



Douglas J. White, CFA, Head of Tax Exempt Fixed Income, joined U.S. Bancorp Asset Management in 1987. He has 23 years of financial industry experience, including 21 years in portfolio management.



                              26
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Additional Information
Financial Highlights

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.



Except as noted in the following sentence, the information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for Missouri Tax Free Fund and Tax Free Fund for the fiscal period ended October 31, 2000, has been audited by other auditors.


ARIZONA TAX FREE FUND


                                                                              Fiscal year ended September 30,
                                                                   2005         2004        2003        2002         2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 11.43      $11.33      $11.41      $ 10.99      $10.45
                                                                  -------      ------      ------      -------      ------
Investment Operations:
 Net Investment Income                                               0.50        0.50        0.48         0.51        0.57
 Realized and Unrealized Gains (Losses) on Investments              (0.09)       0.15       (0.06)        0.44        0.53
                                                                  -------      ------      ------      -------      ------
 Total From Investment Operations                                    0.41        0.65        0.42         0.95        1.10
                                                                  -------      ------      ------      -------      ------
Less Distributions:
 Dividends (from net investment income)                             (0.52)      (0.50)      (0.47)       (0.51)      (0.56)
 Distributions (from net realized gains)                            (0.13)      (0.05)      (0.03)       (0.02)         --
                                                                  -------      ------      ------      -------      ------
 Total Distributions                                                (0.65)      (0.55)      (0.50)       (0.53)      (0.56)
                                                                  -------      ------      ------      -------      ------
Net Asset Value, End of Period                                    $ 11.19      $11.43      $11.33      $ 11.41      $10.99
                                                                  =======      ======      ======      =======      ======
Total Return(1)                                                      3.65%       5.85%       3.86%        8.95%      10.76%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $14,035      $9,520      $9,244      $10,656      $5,822
Ratio of Expenses to Average Net Assets                              0.50%       0.50%       0.50%        0.50%         --
Ratio of Net Investment Income to Average Net Assets                 4.39%       4.42%       4.28%        4.64%       5.33%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.93%       0.87%       0.84%        1.12%       1.19%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 3.96%       4.05%       3.94%        4.02%       4.14%
Portfolio Turnover Rate                                                20%         21%         37%          30%         19%
--------------------------------------------------------------------------------------------------------------------------



(1)Total return would have been lower had certain expenses not been waived.



                              27
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Additional Information
Financial Highlights CONTINUED

CALIFORNIA TAX FREE FUND


                                                                               Fiscal year ended September 30,
                                                                   2005         2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 11.40      $ 11.40      $ 11.63      $ 11.17      $10.66
                                                                  -------      -------      -------      -------      ------
Investment Operations:
 Net Investment Income                                               0.47         0.48         0.49         0.49        0.54
 Realized and Unrealized Gains (Losses) on Investments              (0.04)        0.09        (0.15)        0.52        0.50
                                                                  -------      -------      -------      -------      ------
 Total From Investment Operations                                    0.43         0.57         0.34         1.01        1.04
                                                                  -------      -------      -------      -------      ------
Less Distributions:
 Dividends (from net investment income)                             (0.47)       (0.49)       (0.50)       (0.50)      (0.53)
 Distributions (from net realized gains)                            (0.11)       (0.08)       (0.07)       (0.05)         --
                                                                  -------      -------      -------      -------      ------
 Total Distributions                                                (0.58)       (0.57)       (0.57)       (0.55)      (0.53)
                                                                  -------      -------      -------      -------      ------
Net Asset Value, End of Period                                    $ 11.25      $ 11.40      $ 11.40      $ 11.63      $11.17
                                                                  =======      =======      =======      =======      ======
Total Return(1)                                                      3.85%        5.19%        3.11%        9.36%       9.99%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $19,556      $16,047      $15,243      $11,853      $6,726
Ratio of Expenses to Average Net Assets                              0.50%        0.50%        0.50%        0.50%         --
Ratio of Net Investment Income to Average Net Assets                 4.12%        4.29%        4.40%        4.51%       5.00%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.90%        0.84%        0.83%        1.06%       1.10%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 3.72%        3.95%        4.07%        3.95%       3.90%
Portfolio Turnover Rate                                                14%          16%          20%          33%         19%
----------------------------------------------------------------------------------------------------------------------------



(1)Total return would have been lower had certain expenses not been waived.


COLORADO TAX FREE FUND


                                                                               Fiscal year ended September 30,
                                                                   2005         2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 11.53      $ 11.59      $ 11.67      $ 11.10      $10.43
                                                                  -------      -------      -------      -------      ------
Investment Operations:
 Net Investment Income                                               0.51         0.52         0.51         0.48        0.58
 Realized and Unrealized Gains (Losses) on Investments              (0.09)        0.03        (0.09)        0.60        0.64
                                                                  -------      -------      -------      -------      ------
 Total From Investment Operations                                    0.42         0.55         0.42         1.08        1.22
                                                                  -------      -------      -------      -------      ------
Less Distributions:
 Dividends (from net investment income)                             (0.54)       (0.53)       (0.50)       (0.50)      (0.55)
 Distributions (from net realized gains)                            (0.09)       (0.08)          --        (0.01)         --
                                                                  -------      -------      -------      -------      ------
 Total Distributions                                                (0.63)       (0.61)       (0.50)       (0.51)      (0.55)
                                                                  -------      -------      -------      -------      ------
Net Asset Value, End of Period                                    $ 11.32      $ 11.53      $ 11.59      $ 11.67      $11.10
                                                                  =======      =======      =======      =======      ======
Total Return(1)                                                      3.70%        4.87%        3.78%       10.07%      12.02%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $ 8,363      $ 9,439      $ 9,516      $ 9,244      $1,923
Ratio of Expenses to Average Net Assets                              0.50%        0.50%        0.50%        0.50%         --
Ratio of Net Investment Income to Average Net Assets                 4.48%        4.51%        4.49%        4.59%       5.32%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.93%        0.84%        0.82%        1.05%       1.18%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 4.05%        4.17%        4.17%        4.04%       4.14%
Portfolio Turnover Rate                                                30%          12%          14%          22%         23%
----------------------------------------------------------------------------------------------------------------------------



(1)Total return would have been lower had certain expenses not been waived.



                              28
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Additional Information
Financial Highlights CONTINUED

MINNESOTA TAX FREE FUND


                                                                                Fiscal year ended September 30,
                                                                   2005         2004         2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 11.22      $ 11.33      $ 11.38      $ 11.05      $ 10.63
                                                                  -------      -------      -------      -------      -------
Investment Operations:
 Net Investment Income                                               0.48         0.47         0.51         0.49         0.55
 Realized and Unrealized Gains (Losses) on Investments               0.03        (0.01)       (0.05)        0.35         0.44
                                                                  -------      -------      -------      -------      -------
 Total From Investment Operations                                    0.51         0.46         0.46         0.84         0.99
                                                                  -------      -------      -------      -------      -------
Less Distributions:
 Dividends (from net investment income)                             (0.48)       (0.48)       (0.48)       (0.50)       (0.57)
 Distributions (from net realized gains)                            (0.05)       (0.09)       (0.03)       (0.01)          --
                                                                  -------      -------      -------      -------      -------
 Total Distributions                                                (0.53)       (0.57)       (0.51)       (0.51)       (0.57)
                                                                  -------      -------      -------      -------      -------
Net Asset Value, End of Period                                    $ 11.20      $ 11.22      $ 11.33      $ 11.38      $ 11.05
                                                                  =======      =======      =======      =======      =======
Total Return(1)                                                      4.69%        4.20%        4.16%        7.84%        9.52%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $46,471      $42,900      $47,858      $54,638      $49,078
Ratio of Expenses to Average Net Assets                              0.70%        0.70%        0.70%        0.70%        0.70%
Ratio of Net Investment Income to Average Net Assets                 4.29%        4.12%        4.50%        4.47%        5.09%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.81%        0.80%        0.81%        0.84%        0.93%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 4.18%        4.02%        4.39%        4.33%        4.86%
Portfolio Turnover Rate                                                16%          25%          23%          26%          15%
-----------------------------------------------------------------------------------------------------------------------------



(1)Total return would have been lower had certain expenses not been waived.


MISSOURI TAX FREE FUND(1)


                                                                                                                    Fiscal period
                                                                                                                        ended
                                                             Fiscal period ended September 30,                       October 31,
                                                2005          2004          2003          2002        2001(2)          2000(3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period          $  12.32      $  12.38      $  12.48      $  12.06      $  11.55        $  11.32
                                              --------      --------      --------      --------      --------        --------
Investment Operations:
 Net Investment Income                            0.48          0.48          0.49          0.48          0.49            0.50
 Realized and Unrealized Gains (Losses)
  on Investments                                 (0.11)        (0.03)        (0.05)         0.48          0.50            0.23
                                              --------      --------      --------      --------      --------        --------
 Total From Investment Operations                 0.37          0.45          0.44          0.96          0.99            0.73
                                              --------      --------      --------      --------      --------        --------
Less Distributions:
 Dividends (from net investment income)          (0.48)        (0.48)        (0.48)        (0.50)        (0.47)          (0.50)
 Distributions (from net realized gains)         (0.06)        (0.03)        (0.06)        (0.04)        (0.01)             --
                                              --------      --------      --------      --------      --------        --------
 Total Distributions                             (0.54)        (0.51)        (0.54)        (0.54)        (0.48)          (0.50)
                                              --------      --------      --------      --------      --------        --------
Net Asset Value, End of Period                $  12.15      $  12.32      $  12.38      $  12.48      $  12.06        $  11.55
                                              ========      ========      ========      ========      ========        ========
Total Return(4)                                   3.08%         3.77%         3.71%         8.25%         8.67%           6.60%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)               $151,710      $152,676      $168,094      $142,344      $129,715        $126,896
Ratio of Expenses to Average Net Assets           0.70%         0.70%         0.70%         0.70%         0.69%           0.67%
Ratio of Net Investment Income to
 Average Net Assets                               3.90%         3.93%         3.94%         4.06%         4.48%           4.79%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                              0.81%         0.80%         0.81%         0.81%         0.75%           1.08%
Ratio of Net Investment Income to
 Average Net Assets (excluding waivers)           3.79%         3.83%         3.83%         3.95%         4.42%           4.38%
Portfolio Turnover Rate                             19%           15%           20%           25%            9%              3%
---------------------------------------------------------------------------------------------------------------------------------


(1)The financial highlights prior to September 24, 2001 are those of the Firstar Missouri Tax-Exempt Bond Fund, which merged into the Missouri Tax Free Fund on that date.

(2)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(3)For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
(4)Total return would have been lower had certain expenses not been waived.


                              29
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Additional Information
Financial Highlights CONTINUED

NEBRASKA TAX FREE FUND


                                                                               Fiscal period ended September 30,
                                                                   2005         2004         2003         2002        2001(1)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 10.66      $ 10.65      $ 10.69      $ 10.19      $ 10.00
                                                                  -------      -------      -------      -------      -------
Investment Operations:
 Net Investment Income                                               0.43         0.43         0.43         0.43         0.26
 Realized and Unrealized Gains (Losses) on Investments              (0.07)        0.04        (0.03)        0.50         0.19
                                                                  -------      -------      -------      -------      -------
 Total From Investment Operations                                    0.36         0.47         0.40         0.93         0.45
                                                                  -------      -------      -------      -------      -------
Less Distributions:
 Dividends (from net investment income)                             (0.44)       (0.42)       (0.43)       (0.43)       (0.26)
 Distributions (from net realized gains)                               --        (0.04)       (0.01)          --           --
                                                                  -------      -------      -------      -------      -------
 Total Distributions                                                (0.44)       (0.46)       (0.44)       (0.43)       (0.26)
                                                                  -------      -------      -------      -------      -------
Net Asset Value, End of Period                                    $ 10.58      $ 10.66      $ 10.65      $ 10.69      $ 10.19
                                                                  =======      =======      =======      =======      =======
Total Return(2)                                                      3.45%        4.54%        3.82%        9.37%        4.51%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $32,418      $29,722      $28,120      $27,348      $22,443
Ratio of Expenses to Average Net Assets                              0.50%        0.50%        0.50%        0.50%        0.30%
Ratio of Net Investment Income to Average Net Assets                 4.03%        4.07%        4.11%        4.22%        4.36%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.87%        0.83%        0.82%        1.04%        1.13%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 3.66%        3.74%        3.79%        3.68%        3.53%
Portfolio Turnover Rate                                                21%          17%          15%          35%          30%
-----------------------------------------------------------------------------------------------------------------------------


(1)Commenced operations on February 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)Total return would have been lower had certain expenses not been waived.

OHIO TAX FREE FUND


                                                                        Fiscal period ended September 30,
                                                                   2005         2004         2003        2002(1)
----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 10.53      $ 10.55      $ 10.57      $ 10.00
                                                                  -------      -------      -------      -------
Investment Operations:
 Net Investment Income                                               0.38         0.38         0.39         0.16
 Realized and Unrealized Gains (Losses) on Investments              (0.05)        0.07        (0.02)        0.58
                                                                  -------      -------      -------      -------
 Total From Investment Operations                                    0.33         0.45         0.37         0.74
                                                                  -------      -------      -------      -------
Less Distributions:
 Dividends (from net investment income)                             (0.39)       (0.37)       (0.39)       (0.17)
 Distributions (from net realized gains)                            (0.04)       (0.10)          --           --
                                                                  -------      -------      -------      -------
 Total Distributions                                                (0.43)       (0.47)       (0.39)       (0.17)
                                                                  -------      -------      -------      -------
Net Asset Value, End of Period                                    $ 10.43      $ 10.53      $ 10.55      $ 10.57
                                                                  =======      =======      =======      =======
Total Return(2)                                                      3.12%        4.42%        3.65%        7.41%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $41,104      $39,240      $39,465      $38,083
Ratio of Expenses to Average Net Assets                              0.50%        0.50%        0.50%        0.50%
Ratio of Net Investment Income to Average Net Assets                 3.66%        3.68%        3.78%        3.74%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.86%        0.82%        0.84%        0.98%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 3.30%        3.36%        3.44%        3.26%
Portfolio Turnover Rate                                                13%          19%          22%           3%
----------------------------------------------------------------------------------------------------------------


(1)Commenced operations on April 30, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)Total return would have been lower had certain expenses not been waived.


                              30
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

Additional Information
Financial Highlights CONTINUED


TAX FREE FUND(1)



                                                                                                                    Fiscal period
                                                                                                                        ended
                                                             Fiscal period ended September 30,                       October 31,
                                                2005          2004          2003          2002        2001(2)          2000(3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period          $  11.19      $  11.29      $  11.45      $  11.00      $  10.53        $  10.21
                                              --------      --------      --------      --------      --------        --------
Investment Operations:
 Net Investment Income                            0.50          0.50          0.50          0.49          0.44            0.42
 Realized and Unrealized Gains (Losses)
  on Investments                                  0.02          0.01         (0.03)         0.45          0.45            0.33
                                              --------      --------      --------      --------      --------        --------
 Total From Investment Operations                 0.52          0.51          0.47          0.94          0.89            0.75
                                              --------      --------      --------      --------      --------        --------
Less Distributions:
 Dividends (from net investment income)          (0.49)        (0.50)        (0.50)        (0.49)        (0.42)          (0.43)
 Distributions (from net realized gains)         (0.11)        (0.11)        (0.13)           --            --              --
                                              --------      --------      --------      --------      --------        --------
 Total Distributions                             (0.60)        (0.61)        (0.63)        (0.49)        (0.42)          (0.43)
                                              --------      --------      --------      --------      --------        --------
Net Asset Value, End of Period                $  11.11      $  11.19      $  11.29      $  11.45      $  11.00        $  10.53
                                              ========      ========      ========      ========      ========        ========
Total Return(4)                                   4.77%         4.71%         4.31%         8.84%         8.59%           7.63%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)               $436,303      $416,651      $460,634      $497,140      $501,361        $253,803
Ratio of Expenses to Average Net Assets           0.70%         0.70%         0.70%         0.70%         0.73%           0.78%
Ratio of Net Investment Income to
 Average Net Assets                               4.45%         4.43%         4.46%         4.47%         4.32%           4.54%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                              0.81%         0.80%         0.80%         0.77%         0.74%           1.19%
Ratio of Net Investment Income to
 Average Net Assets (excluding waivers)           4.34%         4.33%         4.36%         4.40%         4.31%           4.13%
Portfolio Turnover Rate                              8%           23%           23%           39%            3%              4%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar National Municipal Bond Fund, which merged into the Tax Free Fund on that date.



(2)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Total return would have been lower had certain expenses not been waived.



                              31
                      PROSPECTUS - First American Tax Free Income Funds
                                    Class Y Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION


More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American Funds' Internet Web site.


FIRST AMERICAN FUNDS WEB SITE


Information about the First American Funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

SEC file number:  811-05309                                      PROTXFRY  12/05
--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

                                          December 30, 2005



                                          Prospectus
                                          First American Investment Funds, Inc.

                                          ASSET CLASS - BOND FUNDS

                                   SHORT & INTERMEDIATE
                                        TAX FREE INCOME
                                                  FUNDS

                                         CLASS A SHARES


                                          CALIFORNIA INTERMEDIATE TAX FREE FUND

                                          COLORADO INTERMEDIATE TAX FREE FUND
                                          INTERMEDIATE TAX FREE FUND
                                          MINNESOTA INTERMEDIATE TAX FREE FUND
                                          OREGON INTERMEDIATE TAX FREE FUND
                                          SHORT TAX FREE FUND



                                          As with all mutual funds, the
                                          Securities and Exchange Commission has
                                          not approved or disapproved the shares
                                          of these funds, or determined if the
                                          information in this prospectus is
                                          accurate or complete. Any statement to
                                          the contrary is a criminal offense.

(FIRST AMERICAN FUNDS LOGO)

TABLE OF
CONTENTS


FUND SUMMARIES
    California Intermediate Tax Free Fund                              2
    Colorado Intermediate Tax Free Fund                                4
    Intermediate Tax Free Fund                                         6
    Minnesota Intermediate Tax Free Fund                               8
    Oregon Intermediate Tax Free Fund                                 10
    Short Tax Free Fund                                               12
MORE ABOUT THE FUNDS
    Investment Strategies, Risks and Other Investment
      Matters                                                         14
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                   16
    Managing Your Investment                                          23
ADDITIONAL INFORMATION
    Management                                                        25
    Financial Highlights                                              27
FOR MORE INFORMATION                                          Back Cover

Fund Summaries

Introduction

          This section of the prospectus describes the objectives of the First American Short & Intermediate Tax Free Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                              1
                          PROSPECTUS - First American Short & Intermediate Tax
                                       Free Income Funds
                                        Class A Shares

Fund Summaries
California Intermediate Tax Free Fund

OBJECTIVE

California Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, California Intermediate Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and California income tax, including federal and state of California alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of California alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).



The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower.



The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. Fund performance information reflects sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              2
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Fund Summaries
California Intermediate Tax Free Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

1998                                                                              5.82%
1999                                                                             -0.90%
2000                                                                              9.63%
2001                                                                              4.47%
2002                                                                              8.36%
2003                                                                              3.74%
2004                                                                              3.53%

Best Quarter:
Quarter ended                             September 30, 2002       4.74%
Worst Quarter:
Quarter ended                             June 30, 2004           (1.96)%


AVERAGE ANNUAL
TOTAL RETURNS                                Inception    One   Five      Since
AS OF 12/31/04                                    Date   Year  Years  Inception
-------------------------------------------------------------------------------
California Intermediate Tax Free Fund
-------------------------------------------------------------------------------
 Class A (return before taxes)                  8/8/97  1.23%  5.44%      4.71%
-------------------------------------------------------------------------------
 Class A (return after taxes on
 distributions)                                         1.11%  5.39%      4.66%
-------------------------------------------------------------------------------
 Class A (return after taxes on
 distributions and sale of fund shares)                 2.25%  5.25%      4.61%
-------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index(2)
(reflects no deduction for fees, expenses,
or taxes)                                               3.15%  6.61%      5.76%
-------------------------------------------------------------------------------
Lipper California Intermediate Municipal
Debt Funds Category Average(3)
(reflects no deduction for sales charges or
taxes)                                                  2.55%  5.63%      4.84%
-------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.63%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years. The since inception performance of the index is calculated from 8/31/97.



(3)Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years that are exempt from taxation in California. The since inception performance of the average is calculated from 8/31/97.

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                       2.25%(1)
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below $500          $50
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------
  Management Fees                                           0.50%
  Distribution and/or Service (12b-1) Fees(2)               0.25%
  Other Expenses                                            0.35%
  Total Annual Fund Operating Expenses(3)                   1.10%
------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(2)The distributor is currently limiting its 12b-1 fees to 0.15%. This limitation may be terminated at any time.



(3)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.85%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $335
---------------------------------------------------------------
  3 years                                                  $567
---------------------------------------------------------------
  5 years                                                  $818
---------------------------------------------------------------
 10 years                                                $1,535



                              3
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Fund Summaries
Colorado Intermediate Tax Free Fund

OBJECTIVE

Colorado Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Colorado Intermediate Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Colorado income tax, including federal and state of Colorado alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of Colorado alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).



The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower.



The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. Fund performance information reflects sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              4
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Fund Summaries
Colorado Intermediate Tax Free Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

1995                                                                             12.33%
1996                                                                              3.86%
1997                                                                              7.07%
1998                                                                              5.44%
1999                                                                             -1.58%
2000                                                                              8.52%
2001                                                                              5.59%
2002                                                                              8.70%
2003                                                                              4.09%
2004                                                                              2.98%

Best Quarter:
Quarter ended                                  March 31, 1995           5.18%
Worst Quarter:
Quarter ended                                  June 30, 2004           (2.16)%


AVERAGE ANNUAL
TOTAL RETURNS                           Inception     One    Five     Ten
AS OF 12/31/04                               Date    Year   Years   Years
-------------------------------------------------------------------------
Colorado Intermediate Tax Free Fund
-------------------------------------------------------------------------
 Class A (return before taxes)             4/4/94   0.62%   5.48%   5.40%
-------------------------------------------------------------------------
 Class A (return after taxes on
 distributions)                                     0.57%   5.45%   5.34%
-------------------------------------------------------------------------
 Class A (return after taxes on
 distributions and sale of fund
 shares)                                            1.87%   5.32%   5.26%
-------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                 3.15%   6.61%   6.48%
-------------------------------------------------------------------------
Lipper Other States Intermediate
Municipal Debt Funds Category
Average(3)
(reflects no deduction for sales
charges or taxes)                                   2.28%   5.33%   5.24%
-------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.27%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.



(3)Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years that are exempt from taxation on a specified state basis.



FEES AND EXPENSES


As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                     2.25%(1)
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below $500           $50
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------
  Management Fees                                           0.50%
  Distribution and/or Service (12b-1) Fees(2)               0.25%
  Other Expenses                                            0.35%
  Total Annual Fund Operating Expenses(3)                   1.10%
------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(2)The distributor is currently limiting its 12b-1 fees to 0.15%. This limitation may be terminated at any time.



(3)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.85%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


 1 year                                                    $335
---------------------------------------------------------------
 3 years                                                   $567
---------------------------------------------------------------
 5 years                                                   $818
---------------------------------------------------------------
10 years                                                 $1,535



                              5
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Fund Summaries
Intermediate Tax Free Fund

OBJECTIVE

Intermediate Tax Free Fund has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Intermediate Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).



The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk


- Credit Risk


- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower.



The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. Fund performance information reflects sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              6
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Fund Summaries
Intermediate Tax Free Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

1995                                                                             12.89%
1996                                                                              3.72%
1997                                                                              6.79%
1998                                                                              5.38%
1999                                                                             -1.46%
2000                                                                              8.84%
2001                                                                              4.83%
2002                                                                              9.02%
2003                                                                              4.28%
2004                                                                              2.95%

Best Quarter:
Quarter ended                                  March 31, 1995           5.10%
Worst Quarter:
Quarter ended                                  June 30, 2004           (2.10)%


AVERAGE ANNUAL TOTAL RETURNS       Inception     One    Five     Ten
AS OF 12/31/04                          Date    Year   Years   Years
--------------------------------------------------------------------
Intermediate Tax Free Fund
--------------------------------------------------------------------
  Class A (return before taxes)     12/22/87   0.63%   5.47%   5.42%
--------------------------------------------------------------------
  Class A (return after taxes on
  distributions)                               0.55%   5.45%   5.33%
--------------------------------------------------------------------
  Class A (return after taxes on
  distributions and sale of fund
  shares)                                      1.92%   5.31%   5.25%
--------------------------------------------------------------------
Lehman 7-Year Municipal Bond
Index(2)
(reflects no deduction for fees,
expenses, or taxes)                            3.15%   6.61%   6.48%
--------------------------------------------------------------------
Lipper Intermediate Municipal
Debt Funds Category Average(3)
(reflects no deduction for sales
charges or taxes)                              2.59%   5.75%   5.68%
--------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.60%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.



(3)Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-----------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      2.25%(1)
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below $500         $50
-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------
  Management Fees                                          0.50%
  Distribution and/or Service (12b-1) Fees(2)              0.25%
  Other Expenses                                           0.30%
  Total Annual Fund Operating Expenses(3)                  1.05%
-----------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(2)The distributor is currently limiting its 12b-1 fees to 0.15%. This limitation may be terminated at any time.



(3)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.85%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


 1 year                                                        $330
-------------------------------------------------------------------
 3 years                                                       $552
-------------------------------------------------------------------
 5 years                                                       $791
-------------------------------------------------------------------
 10 years                                                    $1,479



                              7
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Fund Summaries
Minnesota Intermediate Tax Free Fund

OBJECTIVE

Minnesota Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Minnesota Intermediate Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including federal and state of Minnesota alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of Minnesota alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).



The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower.



The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. Fund performance information reflects sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              8
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Fund Summaries
Minnesota Intermediate Tax Free Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

1995                                                                             12.67%
1996                                                                              3.82%
1997                                                                              6.74%
1998                                                                              5.34%
1999                                                                             -1.26%
2000                                                                              8.75%
2001                                                                              4.74%
2002                                                                              8.23%
2003                                                                              3.99%
2004                                                                              3.02%

Best Quarter:
Quarter ended                                  March 31, 1995           5.30%
Worst Quarter:
Quarter ended                                  June 30, 2004           (1.77)%


AVERAGE ANNUAL TOTAL RETURNS       Inception     One    Five     Ten
AS OF 12/31/04                          Date    Year   Years   Years
--------------------------------------------------------------------
Minnesota Intermediate Tax Free
Fund
--------------------------------------------------------------------
  Class A (return before taxes)      2/25/94   0.69%   5.24%   5.30%
--------------------------------------------------------------------
  Class A (return after taxes on
  distributions)                               0.65%   5.21%   5.24%
--------------------------------------------------------------------
  Class A (return after taxes on
  distributions and sale of fund
  shares)                                      1.80%   5.09%   5.16%
--------------------------------------------------------------------
Lehman 7-Year Municipal Bond
Index(2) (reflects no deduction
for fees, expenses, or taxes)                  3.15%   6.61%   6.48%
--------------------------------------------------------------------
Lipper Other States Intermediate
Municipal Debt Funds Category
Average(3)
(reflects no deduction for sales
charges or taxes)                              2.28%   5.33%   5.24%
--------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.56%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.



(3)Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years that are exempt from taxation on a specified state basis.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-----------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      2.25%(1)
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below $500         $50
-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------
  Management Fees                                          0.50%
  Distribution and/or Service (12b-1) Fees(2)              0.25%
  Other Expenses                                           0.31%
  Total Annual Fund Operating Expenses(3)                  1.06%
-----------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(2)The distributor is currently limiting its 12b-1 fees to 0.15%. This limitation may be terminated at any time.



(3)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.85%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                       $331
-------------------------------------------------------------------
  3 years                                                      $555
-------------------------------------------------------------------
  5 years                                                      $797
-------------------------------------------------------------------
 10 years                                                    $1,490



                              9
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Fund Summaries
Oregon Intermediate Tax Free Fund

OBJECTIVE

Oregon Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Oregon state income tax to the extent consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Oregon Intermediate Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Oregon state income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).



The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main principal of investing in this fund include:

- Active Management Risk


- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower.



The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. Fund performance information reflects sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              10
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Fund Summaries
Oregon Intermediate Tax Free Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)



(BAR CHART)

2000                                                                              8.76%
2001                                                                              4.25%
2002                                                                              8.56%
2003                                                                              4.25%
2004                                                                              2.74%

Best Quarter:
Quarter ended                             September 30, 2002       4.10%
Worst Quarter:
Quarter ended                             June 30, 2004           (1.90)%


AVERAGE ANNUAL
TOTAL RETURNS                             Inception     One    Five       Since
AS OF 12/31/04                                 Date    Year   Years   Inception
-------------------------------------------------------------------------------
Oregon Intermediate Tax Free Fund
-------------------------------------------------------------------------------
 Class A (return before taxes)               2/1/99   0.42%   5.20%       3.92%
-------------------------------------------------------------------------------
 Class A (return after taxes on
 distributions)                                       0.37%   5.16%       3.88%
-------------------------------------------------------------------------------
 Class A (return after taxes on
 distributions and sale of fund shares)               1.59%   5.04%       3.92%
-------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                   3.15%   6.61%       5.27%
-------------------------------------------------------------------------------
Lipper Other States Intermediate
Municipal Debt Funds Category Average(3)
(reflects no deduction for sales charges
or taxes)                                             2.28%   5.33%       3.95%
-------------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.09%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years. The since inception performance of the index is calculated from 1/31/99.



(3)Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years that are exempt from taxation on a specified state basis. The since inception performance of the average is calculated from 1/31/99.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        2.25%(1)
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below $500           $50
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                            0.50%
  Distribution and/or Service (12b-1) Fees(2)                0.25%
  Other Expenses                                             0.31%
  Total Annual Fund Operating Expenses(3)                    1.06%
-------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(2)The distributor is currently limiting its 12b-1 fees to 0.15%. This limitation may be terminated at any time.



(3)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.85%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $331
---------------------------------------------------------------
  3 years                                                  $555
---------------------------------------------------------------
  5 years                                                  $797
---------------------------------------------------------------
 10 years                                                $1,490



                              11
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Fund Summaries
Short Tax Free Fund

OBJECTIVE

Short Tax Free Fund has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Short Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).



The fund will attempt to maintain the average effective duration of its portfolio securities at 3 1/2 years or less under normal market conditions. The fund's effective duration is a measure of how the fund may react to interest rate changes. See "More About the Funds" for a discussion of effective duration.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk


- Credit Risk


- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower.



The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. Fund performance information reflects sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              12
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Fund Summaries
Short Tax Free Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

2003                                                                              2.25%
2004                                                                              1.00%

Best Quarter:
Quarter ended                             September 30, 2004       1.55%
Worst Quarter:
Quarter ended                             June 30, 2004           (1.37)%


AVERAGE ANNUAL TOTAL RETURNS            Inception      One       Since
AS OF 12/31/04                               Date     Year   Inception
----------------------------------------------------------------------
Short Tax Free Fund
----------------------------------------------------------------------
  Class A (return before taxes)          10/25/02   (1.25)%      1.47%
----------------------------------------------------------------------
  Class A (return after taxes on
  distributions)                                    (1.25)%      1.41%
----------------------------------------------------------------------
  Class A (return after taxes on
  distributions and sale of fund
  shares)                                            0.04%       1.63%
----------------------------------------------------------------------
Lehman 3-Year Municipal Bond Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                  1.78%       3.14%
----------------------------------------------------------------------
Lipper Short Municipal Debt Funds
Category Average(3)
(reflects no deduction for sales
charges or taxes)                                    1.02%       1.84%
----------------------------------------------------------------------



()(1)Total return for the period from 1/1/05 through 9/30/05 was 0.55%.



()(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between two and four years.



()(3)Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of less than three years. The since inception performance of the average is calculated from 10/31/02.



FEES AND EXPENSES


As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-----------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-----------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      2.25%(1)
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below $500         $50
-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------
  Management Fees                                          0.50%
  Distribution and/or Service (12b-1) Fees(2)              0.25%
  Other Expenses                                           0.31%
  Total Annual Fund Operating Expenses(3)                  1.06%
-----------------------------------------------------------------------



()(1)Investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



()(2)The distributor is currently limiting its 12b-1 fees to 0.15%. This limitation may be terminated at any time.



()(3)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.75%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $331
---------------------------------------------------------------
  3 years                                                  $555
---------------------------------------------------------------
  5 years                                                  $797
---------------------------------------------------------------
 10 years                                                $1,490



                              13
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters



OBJECTIVES



The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.



INVESTMENT STRATEGIES



The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. This section provides more information about some of the funds' principal and non-principal investment strategies. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information
(SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.



Investment Approach.   In selecting securities for the funds, fund managers
first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. In the case of Intermediate Tax Free Fund and Short Tax Free Fund, geographical diversification is also a factor. Fund managers conduct research on potential and current holdings in the funds to determine whether a fund should purchase or retain a security. This is a continuing process the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the funds.



Municipal Securities.   Municipal securities are issued to finance public
infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.



The funds may invest in municipal securities such as "general obligation" bonds, "revenue" bonds, and participation interests in municipal leases. General obligation bonds are backed by the full faith, credit, and taxing power of the issuer. Revenue bonds are payable only from the revenues generated by a specific project or from another specific revenue source. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities.



The municipal securities in which the funds invest may include refunded bonds and zero coupon bonds. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become "refunded" when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations. Zero coupon bonds are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value.



Effective Duration.   Short Tax Free Fund attempts to maintain the average
effective duration of its portfolio securities at 3 1/2 years or less under normal market conditions. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of three years would decrease by 3%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid, and occur equally in short-term and long-term securities.



Ratings.   The funds have investment strategies requiring them to invest in municipal securities that have received a particular rating from a rating service such as Moody's or Standard & Poor's. Any reference in this prospectus to a specific rating encompasses all gradations of that rating. For example, if the prospectus says that a fund may invest in securities rated as low as B, the fund may invest in securities rated B-.



Temporary Investments.   In an attempt to respond to adverse market, economic,
political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including securities which pay income that is subject to federal and state income tax. These investments may include money market funds advised by the funds' advisor. Because these investments may be taxable, and may result in a lower yield than would be available from investments with a lower quality or longer term, they may prevent a fund from achieving its investment objective.



Portfolio Turnover.   Fund managers may trade securities frequently, resulting,
from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.



                              14
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



PRINCIPAL RISKS



The principal risks of investing in each fund are identified in the "Fund Summaries" section. These risks are described below.



Active Management Risk.   Each fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.



Call Risk.   Many municipal bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The funds are subject to the possibility that during periods of falling interest rates, a municipal bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.



Credit Risk.   Each fund is subject to the risk that the issuers of debt
securities held by the fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. In adverse economic or other circumstances, issuers of lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or Standard & Poor's.



Income Risk.   Each fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk" above) in lower-yielding securities.



Interest Rate Risk.   Debt securities in the funds will fluctuate in value with
changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Each fund may invest in zero coupon securities, which do not pay interest on a current basis and which may be highly volatile as interest rates rise or fall. The funds' investments in inverse floating rate municipal securities also may be highly volatile with changing interest rates. See "Inverse Floating Rate Securities Risk" below.


Inverse Floating Rate Securities Risk.   Each fund may invest up to 10% of its
total assets in inverse floating rate municipal securities. These securities pay interest at a rate that varies inversely to changes in the interest rate of specified municipal securities or a specified index. The interest rate on this type of security will generally change at a multiple of any change in the reference interest rate. As a result, the values of these securities may be highly volatile as interest rates rise or fall.



Municipal Lease Obligations Risk.   Each fund may purchase participation
interests in municipal leases. These are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and the fund might not recover the full principal amount of the obligation.



Non-Diversification Risk.   Each fund other than Intermediate Tax Free Fund and
Short Tax Free Fund is non-diversified fund. A non-diversified fund may invest a larger portion of its assets in a fewer number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund's portfolio may be more susceptible to any single economic, political or regulatory occurrence than the portfolio of a diversified fund.



Political and Economic Risks.   The values of municipal securities may be
adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state, or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). To the extent a fund invests in the securities of issuers located in a single state, it will be disproportionately affected by political and economic conditions and developments in that state. The value of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.



DISCLOSURE OF PORTFOLIO HOLDINGS



A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.



                              15
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Policies and Services


Purchasing and Redeeming Shares



GENERAL



You may purchase, redeem or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.



The funds have authorized certain investment professionals and financial institutions ("authorized financial intermediaries") to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be based on that day's net asset value (NAV) per share if your order is received by the funds or an authorized financial intermediary in proper form prior to the time the funds calculate their NAV. See "Calculating Net Asset Value" below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase Shares," "How to Redeem Shares," and "How to Exchange Shares."



Some investment professionals or financial institutions may charge a fee for helping you purchase or redeem shares. Contact your investment professional or financial institution for more information. No such fee will be imposed if you purchase shares directly from the funds.



SHORT-TERM TRADING OF FUND SHARES



The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds' Board of Directors has adopted policies and procedures designed to detect and deter short-term trading in the funds' shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds' shares in violation of these policies. As discussed below, however, there is no guarantee that the funds will be able to detect such trading in all accounts. See "Omnibus Accounts" below. These policies do not apply to purchases and sales of fund shares by other First American Funds.



Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.



In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.



Short-Term Trading Policies.   The funds' advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.



Certain transactions are not subject to the funds' short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio re-balancings in fee-based programs of registered investment



                              16
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



advisors, financial planners and registered broker-dealers; and similar transactions.



Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds seek to apply their short-term trading policies and procedures to these omnibus account arrangements and will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.



While the funds will request that financial intermediaries apply the funds' short-term trading policies to their customers who invest indirectly in the funds, the funds are limited in their ability to monitor the trading activity or enforce the funds' short-term trading policies with respect to customers of financial intermediaries. For example, the funds might not be able to detect any short-term trading facilitated by a financial intermediary, if this were to occur.



SHARE CLASSES


The funds issue their shares in multiple classes. This prospectus offers Class A shares.


Class A shares have:



- a front-end sales charge, which is reduced for larger purchases.



- annual shareholder servicing (12b-1) fees of 0.25%.



12B-1 FEES



Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. Class A shares of the funds pay shareholder servicing fees equal, on an annual basis, to 0.25%* of average daily net assets.

---------------

(*)The distributor is currently limiting its 12b-1 fee to 0.15%. Therefore, the distributor will proportionately reduce the annual fee referred to above that it pays to institutions in connection with their sales of Class A shares of those funds.



Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



The funds' distributor uses the shareholder servicing fee to compensate investment professionals and participating institutions (institutions) for sales and/or administrative services performed on behalf of the institution's customers. For Class A shares, the distributor begins to pay shareholder servicing fees to these institutions immediately after you purchase shares. The institutions continue to receive these fees for as long as you hold fund shares.


ADDITIONAL PAYMENTS TO INSTITUTIONS


The advisor and/or the distributor may pay additional compensation to investment professionals and financial institutions (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the Fund Summaries section of the prospectus because they are not paid by the funds.


These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.



You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.



                              17
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



CALCULATING NET ASSET VALUE



The funds generally calculate their NAV per share as of 3:00 p.m. Central time every day the New York Stock Exchange is open.



A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Securities where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;

- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is no current market value quotation; and

- Securities with limited liquidity, including securities that are restricted as to transfer or resale.


Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.



DETERMINING YOUR SHARE PRICE


Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.

                                                  Maximum
                            Sales Charge        Reallowance
                       As a % of   As a % of     as a % of
                       Offering    Net Asset     Purchase
                         Price       Value         Price
-----------------------------------------------------------
Less than $50,000        2.25%       2.30%         2.00%
$50,000 - $99,999        2.00%       2.04%         1.75%
$100,000 - $249,999      1.75%       1.78%         1.50%
$250,000 - $499,999      1.25%       1.27%         1.00%
$500,000 - $999,999      1.00%       1.01%         0.75%
$1 million and over      0.00%       0.00%         0.00%

The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.


Reducing Your Sales Charge.   As shown in the preceding table, larger purchases
reduce the percentage sales charge you pay. In determining whether you are entitled to pay a reduced sales charge, you may aggregate certain other purchases with your current purchase, as described below.



It is your responsibility to determine whether you are entitled to pay a reduced sales charge. The fund is not responsible for making this determination. To receive a reduced sales charge, you must notify the fund at the time of the purchase order that a quantity discount may apply to your current purchase. If you purchase shares by mail, you must notify the fund in writing. Otherwise, simply inform your investment professional or financial institution, or Investor Services if you are purchasing shares directly from the funds, and they will notify the fund.


You should provide your investment professional or financial institution with information or records regarding any other accounts in which there are holdings eligible to be aggregated, including:

- all of your accounts at your investment professional's firm or at your financial institution;

- all of your accounts at any other firm or financial institution;

- all accounts of any related party (such as a spouse or dependent child) held with any investment professional or financial institution.

You should keep the records necessary to demonstrate the purchase price of shares held in these accounts since neither the fund and its transfer agent nor your investment professional or financial institution may have this information.


Prior Purchases. Prior purchases of Class A, Class B, and Class C shares of any First American Fund (except a money market fund) will be factored into your sales charge calculation. You will receive credit for the current net asset value of the other Class A, Class B, and Class C shares you hold at the time of your purchase, including shares held in individual retirement, custodial or personal trust accounts. For example, let's say you're making a $10,000 investment and you already own other First American Fund Class A shares that are currently valued at $45,000. You will receive credit for the current value of these shares and your sales charge will be based on a total purchase amount of $55,000. If the current net asset value of your shares is less than their original purchase price, you may receive credit for their original purchase price instead, but only if you provide a written request to the funds and provide them with the records necessary to demonstrate the shares' purchase price.



Purchases by Related Accounts. Concurrent and prior purchases by certain other accounts of Class A, Class B, and Class C shares of any First American Fund also will be combined with your purchase to determine your sales charge.



                              18
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED


The fund will combine purchases made by you, your spouse or domestic partner, and your dependent children when it calculates the sales charge, including purchases in individual retirement, custodial and personal trust accounts.


Letter of Intent. If you plan to invest $50,000 or more over a 13-month period in Class A, Class B, or Class C shares of any First American Fund except the money market funds, you may reduce your sales charge for Class A purchases by signing a non-binding letter of intent. If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "Class A Share Investments of Over $1 Million" below.


More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI).

Purchasing Class A Shares Without a Sales Charge. The following persons may purchase the fund's Class A shares at net asset value without a sales charge:


- full-time employees and retirees of the advisor;



- directors and advisory board members of the advisor's affiliates;



- current and retired officers and directors of the funds;



- full-time employees of any broker-dealer authorized to sell fund shares;



- full-time employees of the fund's counsel;



- members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children);



- persons participating in a fee-based program sponsored and maintained by a registered broker-dealer;



- trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity;



- group retirement plans sponsored or administered by affiliates of the advisor; and



- group retirement plans with at least $2.5 million in plan assets. (This minimum may be waived at the discretion of the distributor for purchases by group retirement plans made through financial institutions such as banks or record keepers.)



Class A Share Investments of Over $1 Million. There is no initial sales charge on Class A share purchases of $1 million or more (including purchases that reach the $1 million level as a result of aggregating prior purchases and purchases by related accounts). However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge
(CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase in the case of a partial redemption. If you redeem all of your shares, the CDSC is based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.



To help lower your costs, shares that are not subject to a CDSC will be redeemed first. Other shares will then be redeemed in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:



- redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder;



- redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2;



- redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. The systematic withdrawal limit will be based on the market value of your account the time of each withdrawal; or



- redemptions required as a result of over contribution to an IRA plan.



Switch Program.   As a condition of the Edward D. Jones & Co., L.P. ("Edward
Jones") court settlement for undisclosed revenue sharing arrangements with mutual fund complexes not affiliated with the First American Funds, Edward Jones provided its customers the opportunity to exchange shares of those mutual fund complexes for shares of other mutual funds, including the First American Funds, at net asset value during the 90 day period from August 19 until November 16, 2005.


Additional Information.   A link to information regarding the funds' sales
charge breakpoints is available on the funds' web site at http://www.firstamericanfunds.com.


HOW TO PURCHASE SHARES


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive


                              19
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



these minimum investment requirements for shares offered through certain institutions and for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.



By Phone.   You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. You may also place purchase orders of $100 or more by calling Investor Services at 800 677-FUND. Funds will be transferred electronically from your bank account through the Automated Clearing House (ACH) network. Before making a purchase by electronic funds transfer, you must submit a new account form to the funds and elect this option. Be sure to include all of your banking information on the form.



By Wire.   You may purchase shares by making a wire transfer from your bank.
Before making an initial investment by wire, you must submit a new account form to the funds. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next NAV calculated after the funds' custodian receives your payment by wire. Before making any additional purchases by wire, you should call Investor Services at 800 677-FUND. You cannot purchase shares by wire on days when federally chartered banks are closed.



By Mail.   To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:


First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

- all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.


- cash, money orders, cashier's checks for less than $10,000, third-party checks, Treasury checks, credit card checks, traveler's checks, starter checks, and credit cards will not be accepted.


- if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred by the fund as a result of your check failing to clear.


Investing Automatically.   To purchase shares as part of a savings discipline,
you may add to your investment on a regular basis:


- by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.


- through automatic monthly exchanges of your First American fund into another First American Fund of the same class.



You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.



HOW TO REDEEM SHARES



When you redeem shares, the proceeds normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.



To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing securities in the fund's portfolio, rather than paying you in cash. See "Redemption in Kind" below.



By Phone.   If you purchased shares through an investment professional or financial institution, simply call them to redeem your shares.



If you did not purchase shares through an investment professional or financial institution, you may redeem your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. The First American Funds reserve the right to limit telephone redemptions to $50,000 per day.



If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.



By Mail.   To redeem shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:


First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202


                              20
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED


Your request should include the following information:


- name of the fund;



- account number;



- dollar amount or number of shares redeemed;



- name on the account; and


- signatures of all registered account owners.

Signatures on a written request must be guaranteed if:


- you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record;



- you would like the check mailed to an address other than the address on the fund's records, or you have changed the address on the fund's records within the last 30 days;



- your redemption request is for $50,000 or more; or


- bank information related to an automatic investment plan, telephone purchase or telephone redemption is changed.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

Systematic Withdrawals.   If your account has a value of $5,000 or more, you may
redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.


You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.



REDEMPTION IN KIND



Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.



REINVESTING AFTER A REDEMPTION



If you redeem Class A shares of a First American Fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American Fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.


HOW TO EXCHANGE SHARES


If your investment goals or your financial needs change, you may move from one First American Fund to another First American Fund. There is no fee to exchange shares.



Generally, you may exchange your shares only for the same class of shares of the other fund. However, you may exchange your Class A shares for Class Y shares of the same or another First American Fund if you subsequently become eligible to purchase Class Y shares.



Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American Fund, you do not have to pay a sales charge.



Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Short-Term Trading of Fund Shares" above.



By Phone.   If both funds have identical shareholder registrations, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call Investor Services at 800 677-FUND.



By Mail.   To exchange shares by written request, please follow the procedures under "How to Redeem Shares" above. Be sure to include the names of both funds involved in the exchange.



ACCOUNTS WITH LOW BALANCES



If your account balance falls below $500 as a result of redeeming or exchanging shares, the funds reserve the right to either:



- deduct a $50 annual account maintenance fee, or



- close your account and send you the proceeds, less any applicable contingent deferred sales charge.



Before taking any action, however, the funds will send you written notice of the action they intend to take and give you 30 days to re-establish a minimum account balance of $500.



                              21
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED


TELEPHONE TRANSACTIONS


You may purchase, redeem, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.


The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.


It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.



                              22
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Policies and Services

Managing Your Investment

STAYING INFORMED

Shareholder Reports.   Shareholder reports are mailed twice a year, in November
and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.


Statements and Confirmations.   Statements summarizing activity in your account
are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements for shares held in a brokerage account.


DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a distribution, all or a portion of which may be taxable (to the same extent the distribution is otherwise taxable to fund shareholders).


Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.


TAXES


Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.



Federal Taxes on Distributions.   Each fund intends to meet certain federal tax
requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Intermediate Tax Free Fund's and Short Tax Free Fund's exempt-interest dividends generally will be subject to state or local income taxes.


Distributions paid from any interest income that is not tax-exempt and from any net realized capital gains will be taxable whether you reinvest those distributions or take them in cash. Dividends paid from taxable interest income will be taxed as ordinary income and not as "qualifying dividends" that are taxed at the same rate as long-term capital gains. Distributions of a fund's net long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.


Federal Taxes on Transactions.   The sale of fund shares, or the exchange of one
fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.


If in redemption of his or her shares a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

California Income Taxation.   California Intermediate Tax Free Fund intends to
comply with certain state tax requirements so that dividends it pays that are attributable to interest on California municipal securities will be excluded from the California taxable income of individuals, trusts, and estates. To meet these requirements, at least 50% of the value of the fund's total assets must consist of obligations which pay interest that is exempt from California personal income tax. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions. In addition, dividends derived from interest paid on California municipal bonds (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that California imposes on individuals, trusts, and estates.

Colorado Income Taxation.   Dividends paid by Colorado Intermediate Tax Free
Fund will be exempt from Colorado income taxes for individuals, trusts, estates, and corporations to the extent that they are derived from interest on Colorado municipal securities. In addition, dividends derived from interest on Colorado municipal securities (including securities treated for federal purposes as private activity bonds) will not be


                              23
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Policies and Services

Managing Your Investment CONTINUED

subject to the alternative minimum tax that Colorado imposes on individuals, trusts, and estates.

Minnesota Income Taxation.   Minnesota Intermediate Tax Free Fund intends to
comply with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota municipal securities will be excluded from the Minnesota taxable net income of individuals, estates, and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota municipal securities. A portion of the fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions.

Oregon Income Taxation.   Dividends paid by Oregon Intermediate Tax Free Fund
will be exempt from Oregon income taxes for individuals, trusts, and estates to the extent that they are derived from interest on Oregon municipal securities. Such dividends will not be excluded from the Oregon taxable income of corporations.


                              24
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Additional Information
Management


U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2005, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.



Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.



                                          Management fee
                                       as a % of average
                                        daily net assets
--------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX FREE FUND        0.35%
COLORADO INTERMEDIATE TAX FREE FUND          0.35%
INTERMEDIATE TAX FREE FUND                   0.40%
MINNESOTA INTERMEDIATE TAX FREE FUND         0.39%
OREGON INTERMEDIATE TAX FREE FUND            0.39%
SHORT TAX FREE FUND                          0.29%
--------------------------------------------------------



A discussion regarding the basis for the board of directors' approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended September 30, 2005.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation in connection with the following:



Custody Services.   U.S. Bank provides custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.



Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S.
Bancorp Fund Services, LLC (Fund Services), act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund's pro rata portion of up to 0.15% of the aggregate average daily net assets of all open-end funds in the First American family of funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time.



Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services based upon the number of share classes and shareholder accounts maintained. In addition, it receives 0.10% of the relevant fund's average daily net assets for providing certain shareholder services and to reimburse it for making payments to certain financial institutions that maintain and provide services to omnibus accounts.



Distribution Services.   Quasar Distributors, LLC (Quasar), an affiliate of U.S.
Bancorp Asset Management, receives distribution and shareholder servicing fees for acting as the funds' distributor.



Other Compensation.   To the extent that fund shares are held through U.S. Bank
or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds' distributor as well as other payments from the funds' distributor and/or advisor as described above under "Additional Payments to Institutions."



                              25
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Additional Information
Management CONTINUED

PORTFOLIO MANAGEMENT

The portfolio managers primarily responsible for the Funds' management are set forth below, followed by the portfolio managers' biographies.

California Intermediate Tax Free Fund.   Christopher L. Drahn has served as the
primary portfolio manager for the fund and Michael S. Hamilton has co-managed the fund since August 1997.

Colorado Intermediate Tax Free Fund.   Christopher L. Drahn has served as the
primary portfolio manager for the fund since April 1994 and Catherine M. Stienstra has co-managed the fund since November 2000.

Intermediate Tax Free Fund.   Christopher L. Drahn has served as the primary
portfolio manager for the fund since February 1994 and Catherine M. Stienstra has co-managed the fund since October 2002.

Minnesota Intermediate Tax Free Fund. Christopher L. Drahn has served as the primary portfolio manager for the fund since February 1994 and Douglas J. White has co-managed the fund since July 1998.

Oregon Intermediate Tax Free Fund.   Michael S. Hamilton has served as the
primary portfolio manager for the fund since May 1997 and Christopher L. Drahn has co-managed the fund since July 1998.

Short Tax Free Fund.   Catherine M. Stienstra has served as the primary
portfolio manager for the fund since October 2002 and Christopher L. Drahn has co-managed the fund since October 2002.

PORTFOLIO MANAGER BIOGRAPHIES


Christopher L. Drahn, CFA, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1980. He has 26 years of financial industry experience.



Michael S. Hamilton, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1989. He has 16 years of financial industry experience, including 14 years in portfolio management.



Catherine M. Stienstra, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1990. She has 18 years of financial industry experience, including 13 years in portfolio management.



Douglas J. White, CFA, Head of Tax Exempt Fixed Income, joined U.S. Bancorp Asset Management in 1987. He has 23 years of financial industry experience, including 21 years in portfolio management.



                              26
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Additional Information
Financial Highlights

The tables that follow present performance information about the Class A shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.


This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

CALIFORNIA INTERMEDIATE TAX FREE FUND


                                                                             Fiscal year ended September 30,
                                                                   2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $10.55      $10.64      $10.80      $10.41      $10.02
                                                                  ------      ------      ------      ------      ------

Investment Operations:
 Net Investment Income                                              0.39        0.40        0.41        0.42        0.44
 Realized and Unrealized Gains (Losses) on Investments             (0.13)      (0.05)      (0.14)       0.39        0.39
                                                                  ------      ------      ------      ------      ------
 Total From Investment Operations                                   0.26        0.35        0.27        0.81        0.83
                                                                  ------      ------      ------      ------      ------
Less Distributions:
 Dividends (from net investment income)                            (0.39)      (0.41)      (0.41)      (0.42)      (0.44)
 Distributions (from net realized gains)                           (0.07)      (0.03)      (0.02)         --          --
                                                                  ------      ------      ------      ------      ------
 Total Distributions                                               (0.46)      (0.44)      (0.43)      (0.42)      (0.44)
                                                                  ------      ------      ------      ------      ------
Net Asset Value, End of Period                                    $10.35      $10.55      $10.64      $10.80      $10.41
                                                                  ======      ======      ======      ======      ======
Total Return(1)                                                     2.51%       3.36%       2.58%       8.01%       8.41%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $3,946      $3,381      $4,262      $4,870      $3,392
Ratio of Expenses to Average Net Assets                             0.85%       0.85%       0.85%       0.85%       0.70%
Ratio of Net Investment Income to Average Net Assets                3.71%       3.78%       3.86%       4.01%       4.25%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.10%       1.06%       1.06%       1.14%       1.21%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                3.46%       3.57%       3.65%       3.72%       3.74%
Portfolio Turnover Rate                                               29%         20%         17%         23%         12%
------------------------------------------------------------------------------------------------------------------------


(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                              27
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Additional Information
Financial Highlights CONTINUED

COLORADO INTERMEDIATE TAX FREE FUND


                                                                           Fiscal year ended September 30,
                                                               2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $ 10.98      $ 11.08      $ 11.12      $ 10.79      $10.28
                                                              -------      -------      -------      -------      ------
Investment Operations:
 Net Investment Income                                           0.42         0.45         0.41         0.47        0.46
 Realized and Unrealized Gains (Losses) on Investments          (0.19)       (0.11)       (0.02)        0.32        0.52
                                                              -------      -------      -------      -------      ------
 Total From Investment Operations                                0.23         0.34         0.39         0.79        0.98
                                                              -------      -------      -------      -------      ------
Less Distributions:
 Dividends (from net investment income)                         (0.43)       (0.44)       (0.43)       (0.46)      (0.47)
 Distributions (from net realized gains)                        (0.04)          --           --           --          --
                                                              -------      -------      -------      -------      ------
 Total Distributions                                            (0.47)       (0.44)       (0.43)       (0.46)      (0.47)
                                                              -------      -------      -------      -------      ------
Net Asset Value, End of Period                                $ 10.74      $ 10.98      $ 11.08      $ 11.12      $10.79
                                                              =======      =======      =======      =======      ======
Total Return(1)                                                  2.11%        3.12%        3.64%        7.56%       9.75%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $13,426      $13,969      $22,555      $15,244      $8,320
Ratio of Expenses to Average Net Assets                          0.85%        0.85%        0.85%        0.85%       0.70%
Ratio of Net Investment Income to Average Net Assets             3.85%        4.00%        3.79%        4.48%       4.55%
Ratio of Expenses to Average Net Assets (excluding waivers)      1.10%        1.06%        1.06%        1.11%       1.34%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                             3.60%        3.79%        3.58%        4.22%       3.91%
Portfolio Turnover Rate                                            20%           4%          14%          15%         24%
------------------------------------------------------------------------------------------------------------------------


(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

INTERMEDIATE TAX FREE FUND


                                                                            Fiscal year ended September 30,
                                                               2005         2004         2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $ 11.18      $ 11.30      $ 11.32      $ 10.95      $ 10.48
                                                              -------      -------      -------      -------      -------
Investment Operations:
 Net Investment Income                                           0.44         0.44         0.44         0.43         0.48
 Realized and Unrealized Gains (Losses) on Investments          (0.19)       (0.10)       (0.03)        0.40         0.46
                                                              -------      -------      -------      -------      -------
 Total From Investment Operations                                0.25         0.34         0.41         0.83         0.94
                                                              -------      -------      -------      -------      -------
Less Distributions:
 Dividends (from net investment income)                         (0.45)       (0.45)       (0.43)       (0.43)       (0.47)
 Distributions (from net realized gains)                        (0.06)       (0.01)          --           --           --
 Distributions (from return of capital)                            --           --           --        (0.03)          --
                                                              -------      -------      -------      -------      -------
 Total Distributions                                            (0.51)       (0.46)       (0.43)       (0.46)       (0.47)
                                                              -------      -------      -------      -------      -------
Net Asset Value, End of Period                                $ 10.92      $ 11.18      $ 11.30      $ 11.32      $ 10.95
                                                              =======      =======      =======      =======      =======
Total Return(1)                                                  2.31%        3.06%        3.74%        7.78%        9.19%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $34,658      $35,276      $34,231      $29,838      $23,236
Ratio of Expenses to Average Net Assets                          0.85%        0.85%        0.85%        0.85%        0.70%
Ratio of Net Investment Income to Average Net Assets             3.98%        3.98%        3.91%        3.87%        4.43%
Ratio of Expenses to Average Net Assets (excluding waivers)      1.05%        1.05%        1.05%        1.03%        1.13%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                             3.78%        3.78%        3.71%        3.69%        4.00%
Portfolio Turnover Rate                                            15%          10%          15%          28%          12%
-------------------------------------------------------------------------------------------------------------------------


(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                              28
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Additional Information
Financial Highlights CONTINUED

MINNESOTA INTERMEDIATE TAX FREE FUND


                                                                            Fiscal year ended September 30,
                                                               2005         2004         2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $ 10.34      $ 10.44      $ 10.51      $ 10.21      $  9.80
                                                              -------      -------      -------      -------      -------
Investment Operations:
 Net Investment Income                                           0.39         0.39         0.40         0.43         0.44
 Realized and Unrealized Gains (Losses) on Investments          (0.15)       (0.08)       (0.04)        0.29         0.41
                                                              -------      -------      -------      -------      -------
 Total From Investment Operations                                0.24         0.31         0.36         0.72         0.85
                                                              -------      -------      -------      -------      -------
Less Distributions:
 Dividends (from net investment income)                         (0.39)       (0.39)       (0.41)       (0.42)       (0.44)
 Distributions (from net realized gains)                        (0.03)       (0.02)       (0.02)          --           --
                                                              -------      -------      -------      -------      -------
 Total Distributions                                            (0.42)       (0.41)       (0.43)       (0.42)       (0.44)
                                                              -------      -------      -------      -------      -------
Net Asset Value, End of Period                                $ 10.16      $ 10.34      $ 10.44      $ 10.51      $ 10.21
                                                              =======      =======      =======      =======      =======
Total Return(1)                                                  2.33%        3.03%        3.55%        7.23%        8.85%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $32,326      $35,047      $31,044      $19,914      $12,408
Ratio of Expenses to Average Net Assets                          0.85%        0.85%        0.85%        0.85%        0.70%
Ratio of Net Investment Income to Average Net Assets             3.78%        3.77%        3.85%        4.27%        4.38%
Ratio of Expenses to Average Net Assets (excluding waivers)      1.06%        1.05%        1.05%        1.03%        1.13%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                             3.57%        3.57%        3.65%        4.09%        3.95%
Portfolio Turnover Rate                                            15%           8%          15%          15%          13%
-------------------------------------------------------------------------------------------------------------------------


(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

OREGON INTERMEDIATE TAX FREE FUND


                                                                        Fiscal period ended September 30,
                                                               2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $10.30      $10.43      $10.49      $10.18      $ 9.74
                                                              ------      ------      ------      ------      ------
Investment Operations:
 Net Investment Income                                          0.36        0.37        0.37        0.40        0.43
 Realized and Unrealized Gains (Losses) on Investments         (0.19)      (0.05)      (0.03)       0.31        0.44
                                                              ------      ------      ------      ------      ------
 Total From Investment Operations                               0.17        0.32        0.34        0.71        0.87
                                                              ------      ------      ------      ------      ------
Less Distributions:
 Dividends (from net investment income)                        (0.36)      (0.37)      (0.38)      (0.40)      (0.43)
 Distributions (from net realized gains)                       (0.04)      (0.08)      (0.02)         --          --
                                                              ------      ------      ------      ------      ------
 Total Distributions                                           (0.40)      (0.45)      (0.40)      (0.40)      (0.43)
                                                              ------      ------      ------      ------      ------
Net Asset Value, End of Period                                $10.07      $10.30      $10.43      $10.49      $10.18
                                                              ======      ======      ======      ======      ======
Total Return(1)                                                 1.67%       3.20%       3.31%       7.23%       9.08%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $9,356      $8,700      $8,189      $7,030      $5,477
Ratio of Expenses to Average Net Assets                         0.85%       0.85%       0.85%       0.85%       0.70%
Ratio of Net Investment Income to Average Net Assets            3.56%       3.62%       3.67%       3.95%       4.27%
Ratio of Expenses to Average Net Assets (excluding waivers)     1.06%       1.05%       1.05%       1.05%       1.13%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                            3.35%       3.42%       3.47%       3.75%       3.84%
Portfolio Turnover Rate                                           20%         12%         17%         18%         20%
--------------------------------------------------------------------------------------------------------------------


(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                              29
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

Additional Information
Financial Highlights CONTINUED

SHORT TAX FREE FUND


                                                                     Fiscal year
                                                                        ended                 Fiscal period
                                                                    September 30,                 ended
                                                                   2005        2004       September 30, 2003(1)
---------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 9.96      $10.18              $10.00
                                                                  ------      ------              ------
Investment Operations:
 Net Investment Income                                              0.24        0.26                0.26
 Realized and Unrealized Gains (Losses) on Investments             (0.17)      (0.17)               0.19
                                                                  ------      ------              ------
 Total From Investment Operations                                   0.07        0.09                0.45
                                                                  ------      ------              ------
Less Distributions:
 Dividends (from net investment income)                            (0.25)      (0.25)              (0.27)
 Distributions (from net realized gains)                              --       (0.06)                 --
                                                                  ------      ------              ------
 Total Distributions                                               (0.25)      (0.31)              (0.27)
                                                                  ------      ------              ------
Net Asset Value, End of Period                                    $ 9.78      $ 9.96              $10.18
                                                                  ======      ======              ======
Total Return(2)                                                     0.67%       0.90%               4.54%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $4,103      $6,329              $6,448
Ratio of Expenses to Average Net Assets                             0.75%       0.75%               0.75%
Ratio of Net Investment Income to Average Net Assets                2.46%       2.55%               2.67%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.06%       1.05%               1.05%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                2.15%       2.25%               2.37%
Portfolio Turnover Rate                                               37%         30%                 54%
---------------------------------------------------------------------------------------------------------------


(1)Commenced operations on October 25, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                              30
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class A Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION


More information about the funds is available in the funds' SAI and annual and semiannual reports, and on the First American Funds' Internet Web site.


FIRST AMERICAN FUNDS WEB SITE


Information about the First American Funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR

Database on the SEC's Internet site at http://www.sec.gov.


SEC file number:  811-05309                                     PROINTTXR  12/05

--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

                                          December 30, 2005




                                          Prospectus
                                          First American Investment Funds, Inc.

                                          ASSET CLASS - BOND FUNDS

                                   SHORT & INTERMEDIATE
                                        TAX FREE INCOME
                                                  FUNDS


                                         CLASS Y SHARES


                                          CALIFORNIA INTERMEDIATE TAX FREE FUND
                                          COLORADO INTERMEDIATE TAX FREE FUND
                                          INTERMEDIATE TAX FREE FUND
                                          MINNESOTA INTERMEDIATE TAX FREE FUND
                                          OREGON INTERMEDIATE TAX FREE FUND
                                          SHORT TAX FREE FUND



                                          As with all mutual funds, the
                                          Securities and Exchange Commission has
                                          not approved or disapproved the shares
                                          of these funds, or determined if the
                                          information in this prospectus is
                                          accurate or complete. Any statement to
                                          the contrary is a criminal offense.

(FIRST AMERICAN FUNDS LOGO)

TABLE OF
CONTENTS


FUND SUMMARIES
    California Intermediate Tax Free Fund                              2
    Colorado Intermediate Tax Free Fund                                4
    Intermediate Tax Free Fund                                         6
    Minnesota Intermediate Tax Free Fund                               8
    Oregon Intermediate Tax Free Fund                                 10
    Short Tax Free Fund                                               12
MORE ABOUT THE FUNDS
    Investment Strategies, Risks and Other Investment
      Matters                                                         14
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                   16
    Managing Your Investment                                          19
ADDITIONAL INFORMATION
    Management                                                        21
    Financial Highlights                                              23
FOR MORE INFORMATION                                          Back Cover

Fund Summaries

Introduction

          This section of the prospectus describes the objectives of the First American Short & Intermediate Tax Free Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                              1
                          PROSPECTUS - First American Short & Intermediate Tax
                                       Free Income Funds
                                        Class Y Shares

Fund Summaries
California Intermediate Tax Free Fund

OBJECTIVE

California Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, California Intermediate Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and California income tax, including federal and state of California alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of California alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).



The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              2
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Fund Summaries
California Intermediate Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

1998                                                                             5.93%
1999                                                                            -0.80%
2000                                                                             9.62%
2001                                                                             4.49%
2002                                                                             8.61%
2003                                                                             3.89%
2004                                                                             3.57%

Best Quarter:
Quarter ended                                  September 30, 2002          4.77%
Worst Quarter:
Quarter ended                                  June 30, 2004              (1.92)%


AVERAGE ANNUAL TOTAL RETURNS           Inception    One   Five      Since
AS OF 12/31/04                              Date   Year  Years  Inception
-------------------------------------------------------------------------
California Intermediate Tax Free Fund
-------------------------------------------------------------------------
  Class Y (return before taxes)           8/8/97  3.57%  6.01%      5.11%
-------------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                                  3.45%  5.95%      5.06%
-------------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                         3.85%  5.76%      4.98%
-------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index(2)
(reflects no deduction for fees,
expenses, or taxes)                               3.15%  6.61%      5.76%
-------------------------------------------------------------------------
Lipper California Intermediate
Municipal Debt Funds Category
Average(3)
(reflects no deduction for sales
charges or taxes)                                 2.55%  5.63%      4.84%
-------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.83%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years. The since inception performance of the index is calculated from 8/31/97.



(3)Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years that are exempt from taxation in California. The since inception performance of the average is calculated from 8/31/97.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


----------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
----------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  None
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
----------------------------------------------------------------------
  Management Fees                                         0.50%
  Distribution and/or Service (12b-1) Fees                 None
  Other Expenses                                          0.35%
  Total Annual Fund Operating Expenses(1)                 0.85%
----------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.70%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $87
---------------------------------------------------------------
  3 years                                                  $271
---------------------------------------------------------------
  5 years                                                  $471
---------------------------------------------------------------
 10 years                                                $1,049



                              3
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Fund Summaries
Colorado Intermediate Tax Free Fund

OBJECTIVE

Colorado Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Colorado Intermediate Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Colorado income tax, including federal and state of Colorado alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of Colorado alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).



The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Securities Rate Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              4
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Fund Summaries
Colorado Intermediate Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

1995                                                                             12.33%
1996                                                                              3.86%
1997                                                                              7.07%
1998                                                                              5.25%
1999                                                                             -1.59%
2000                                                                              8.55%
2001                                                                              5.64%
2002                                                                              8.88%
2003                                                                              4.17%
2004                                                                              3.14%

Best Quarter:
Quarter ended                             March 31, 1995              5.18%
Worst Quarter:
Quarter ended                             June 30, 2004              (2.13)%


AVERAGE ANNUAL TOTAL RETURNS           Inception    One   Five    Ten
AS OF 12/31/04                              Date   Year  Years  Years
---------------------------------------------------------------------
Colorado Intermediate Tax Free Fund
---------------------------------------------------------------------
  Class Y (return before taxes)           4/4/94  3.14%  6.05%  5.67%
---------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                                  3.09%  6.02%  5.61%
---------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                         3.60%  5.83%  5.51%
---------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index(2)
(reflects no deduction for fees,
expenses, or taxes)                               3.15%  6.61%  6.48%
---------------------------------------------------------------------
Lipper Other States Intermediate
Municipal Debt Funds Category
Average(3)
(reflects no deduction for sales
charges or taxes)                                 2.28%  5.33%  5.24%
---------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.49%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.



(3)Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years that are exempt from taxation on a specified state basis.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------
  Management Fees                                           0.50%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                            0.35%
  Total Annual Fund Operating Expenses(1)                   0.85%
------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.70%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $87
---------------------------------------------------------------
  3 years                                                  $271
---------------------------------------------------------------
  5 years                                                  $471
---------------------------------------------------------------
 10 years                                                $1,049



                              5
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Fund Summaries
Intermediate Tax Free Fund

OBJECTIVE

Intermediate Tax Free Fund has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Intermediate Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).



The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              6
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Fund Summaries
Intermediate Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

1995                                                                             12.79%
1996                                                                              3.72%
1997                                                                              6.80%
1998                                                                              5.39%
1999                                                                             -1.46%
2000                                                                              8.85%
2001                                                                              4.88%
2002                                                                              9.10%
2003                                                                              4.45%
2004                                                                              3.11%

Best Quarter:
Quarter ended                             March 31, 1995              5.00%
Worst Quarter:
Quarter ended                             June 30, 2004              (2.07)%


AVERAGE ANNUAL
TOTAL RETURNS                              Inception     One    Five     Ten
AS OF 12/31/04                                  Date    Year   Years   Years
----------------------------------------------------------------------------
Intermediate Tax Free Fund
----------------------------------------------------------------------------
 Class Y (return before taxes)                2/4/94   3.11%   6.05%   5.70%
----------------------------------------------------------------------------
 Class Y (return after taxes on
 distributions)                                        3.02%   6.02%   5.61%
----------------------------------------------------------------------------
 Class Y (return after taxes on
 distributions and sale of fund shares)                3.62%   5.83%   5.50%
----------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                    3.15%   6.61%   6.48%
----------------------------------------------------------------------------
Lipper Intermediate Municipal Debt Funds
Category Average(3)
(reflects no deduction for sales charges
or taxes)                                              2.59%   5.75%   5.68%
----------------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.72%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.



(3)Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                       None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                   None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------
  Management Fees                                           0.50%
  Distribution and/or Service (12b-1) Fees                  None
  Other Expenses                                            0.30%
  Total Annual Fund Operating Expenses(1)                   0.80%
------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.70%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $82
---------------------------------------------------------------
  3 years                                                  $255
---------------------------------------------------------------
  5 years                                                  $444
---------------------------------------------------------------
 10 years                                                  $990



                              7
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Fund Summaries
Minnesota Intermediate Tax Free Fund

OBJECTIVE

Minnesota Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Minnesota Intermediate Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including federal and state of Minnesota alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of Minnesota alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).



The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              8
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Fund Summaries
Minnesota Intermediate Tax Free Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

1995                                                                             12.66%
1996                                                                              3.51%
1997                                                                              6.65%
1998                                                                              5.25%
1999                                                                             -1.27%
2000                                                                              8.79%
2001                                                                              4.79%
2002                                                                              8.32%
2003                                                                              4.26%
2004                                                                              3.08%

Best Quarter:
Quarter ended                                  March 31, 1995              5.19%
Worst Quarter:
Quarter ended                                  June 30, 2004              (1.74)%


AVERAGE ANNUAL TOTAL RETURNS       Inception     One    Five     Ten
AS OF 12/31/04                          Date    Year   Years   Years
--------------------------------------------------------------------
Minnesota Intermediate Tax Free
Fund
--------------------------------------------------------------------
  Class Y (return before taxes)      2/25/94   3.08%   5.82%   5.54%
--------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                               3.03%   5.79%   5.49%
--------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                      3.44%   5.62%   5.39%
--------------------------------------------------------------------
Lehman 7-Year Municipal Bond
Index(2) (reflects no deduction
for fees, expenses, or taxes)                  3.15%   6.61%   6.48%
--------------------------------------------------------------------
Lipper Other States Intermediate
Municipal Debt Funds Category
Average(3)
(reflects no deduction for sales
charges or taxes)                              2.28%   5.33%   5.24%
--------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.68%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.



(3)Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years that are exempt from taxation on a specified state basis.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------
  Management Fees                                           0.50%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                            0.31%
  Total Annual Fund Operating Expenses(1)                   0.81%
------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.70%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $83
---------------------------------------------------------------
  3 years                                                  $259
---------------------------------------------------------------
  5 years                                                  $450
---------------------------------------------------------------
 10 years                                                $1,002



                              9
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Fund Summaries
Oregon Intermediate Tax Free Fund

OBJECTIVE

Oregon Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Oregon state income tax to the extent consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Oregon Intermediate Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Oregon state income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).



The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main principal of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Non-Diversification Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              10
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Fund Summaries
Oregon Intermediate Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

1995                                                                             11.27%
1996                                                                              3.31%
1997                                                                              7.06%
1998                                                                              5.36%
1999                                                                             -1.50%
2000                                                                              8.76%
2001                                                                              4.38%
2002                                                                              8.61%
2003                                                                              4.40%
2004                                                                              2.89%

Best Quarter:
Quarter ended                             March 31, 1995              4.30%
Worst Quarter:
Quarter ended                             June 30, 2004              (1.96)%


AVERAGE ANNUAL TOTAL RETURNS       Inception     One    Five     Ten
AS OF 12/31/04(2)                       Date    Year   Years   Years
--------------------------------------------------------------------
Oregon Intermediate Tax Free Fund
  Class Y (return before taxes)     10/31/86   2.89%   5.78%   5.40%
--------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                               2.84%   5.73%   4.76%
--------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                      3.28%   5.56%   4.72%
--------------------------------------------------------------------
Lehman 7-Year Municipal Bond
Index(3)
(reflects no deduction for fees,
expenses, or taxes)                            3.15%   6.61%   6.48%
--------------------------------------------------------------------
Lipper Other States Intermediate
Municipal Debt Funds Category
Average(4)
(reflects no reduction for sales
charges or taxes)                              2.28%   5.33%   5.24%
--------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.20%.



(2)Performance prior to 8/8/97 is that of Oregon Municipal Bond Trust Fund, a predecessor common trust fund. On 8/8/97, substantially all of the assets of Oregon Municipal Bond Trust Fund were transferred into Oregon Intermediate Tax Free Fund. The objectives, policies, and guidelines of the two funds were, in all material respects, identical. Oregon Municipal Bond Trust Fund's performance is adjusted to reflect Oregon Intermediate Tax Free Fund's Class Y share fees and expenses, before any fee waivers. Oregon Municipal Bond Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.



(3)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.



(4)Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years that are exempt from taxation on a specified state basis.


FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                         None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                     None
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                            0.50%
  Distribution and/or Service (12b-1) Fees                    None
  Other Expenses                                             0.31%
  Total Annual Fund Operating Expenses(1)                    0.81%
-------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.70%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $83
---------------------------------------------------------------
  3 years                                                  $259
---------------------------------------------------------------
  5 years                                                  $450
---------------------------------------------------------------
 10 years                                                $1,002



                              11
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Fund Summaries
Short Tax Free Fund

OBJECTIVE

Short Tax Free Fund has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Short Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:


- "general obligation" bonds;



- "revenue" bonds;



- participation interests in municipal leases;



- zero coupon municipal securities; and


- inverse floating rate municipal securities (up to 10% of the fund's total assets).


The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).



The fund will attempt to maintain the average effective duration of its portfolio securities at 3 1/2 years or less under normal market conditions. The fund's effective duration is a measure of how the fund may react to interest rate changes. See "More About the Funds" for a discussion of effective duration.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Income Risk



- Interest Rate Risk



- Inverse Floating Rate Securities Risk



- Municipal Lease Obligations Risk



- Political and Economic Risks



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.



                              12
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Fund Summaries
Short Tax Free Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


(BAR CHART)

2003                                                                             2.49%
2004                                                                             1.15%

Best Quarter:
Quarter ended                                  September 30, 2004          1.58%
Worst Quarter:
Quarter ended                                  June 30, 2004              (1.33)%


AVERAGE ANNUAL TOTAL RETURNS            Inception     One       Since
AS OF 12/31/04                               Date    Year   Inception
---------------------------------------------------------------------
Short Tax Free Fund
---------------------------------------------------------------------
  Class Y (return before taxes)          10/25/02   1.15%       2.67%
---------------------------------------------------------------------
  Class Y (return after taxes on
  distributions)                                    1.15%       2.61%
---------------------------------------------------------------------
  Class Y (return after taxes on
  distributions and sale of fund
  shares)                                           1.68%       2.68%
---------------------------------------------------------------------
Lehman 3-Year Municipal Bond Index(2)
(reflects no deduction for fees,
expenses, or taxes)                                 1.78%       3.14%
---------------------------------------------------------------------
Lipper Short Municipal Debt Funds
Category Average(3)
(reflects no deduction for sales
charges or taxes)                                   1.02%       1.84%
---------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 0.67%.



(2)An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between two and four years.



(3)Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of less than three years. The since inception performance of the average is calculated from 10/31/02.


FEES AND EXPENSES
The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


-----------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-----------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                    None
-----------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------
  Management Fees                                           0.50%
  Distribution and/or Service (12b-1) Fees                   None
  Other Expenses                                            0.31%
  Total Annual Fund Operating Expenses(1)                   0.81%
------------------------------------------------------------------------



(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 0.60%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                    $83
---------------------------------------------------------------
  3 years                                                  $259
---------------------------------------------------------------
  5 years                                                  $450
---------------------------------------------------------------
 10 years                                                $1,002



                              13
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters



OBJECTIVES



The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.



INVESTMENT STRATEGIES



The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. This section provides more information about some of the funds' principal and non-principal investment strategies. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information
(SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.



Investment Approach.   In selecting securities for the funds, fund managers
first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. In the case of Intermediate Tax Free Fund and Short Tax Free Fund, geographical diversification is also a factor. Fund managers conduct research on potential and current holdings in the funds to determine whether a fund should purchase or retain a security. This is a continuing process the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the funds.



Municipal Securities.   Municipal securities are issued to finance public
infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.



The funds may invest in municipal securities such as "general obligation" bonds, "revenue" bonds, and participation interests in municipal leases. General obligation bonds are backed by the full faith, credit, and taxing power of the issuer. Revenue bonds are payable only from the revenues generated by a specific project or from another specific revenue source. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities.



The municipal securities in which the funds invest may include refunded bonds and zero coupon bonds. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become "refunded" when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations. Zero coupon bonds are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value.



Effective Duration.   Short Tax Free Fund attempts to maintain the average
effective duration of its portfolio securities at 3 1/2 years or less under normal market conditions. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of three years would decrease by 3%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid, and occur equally in short-term and long-term securities.



Ratings.   The funds have investment strategies requiring them to invest in municipal securities that have received a particular rating from a rating service such as Moody's or Standard & Poor's. Any reference in this prospectus to a specific rating encompasses all gradations of that rating. For example, if the prospectus says that a fund may invest in securities rated as low as B, the fund may invest in securities rated B-.



Temporary Investments.   In an attempt to respond to adverse market, economic,
political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including securities which pay income that is subject to federal and state income tax. These investments may include money market funds advised by the funds' advisor. Because these investments may be taxable, and may result in a lower yield than would be available from investments with a lower quality or longer term, they may prevent a fund from achieving its investment objective.



Portfolio Turnover.   Fund managers may trade securities frequently, resulting,
from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.



                              14
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

More About the Funds


Investment Strategies, Risks and Other Investment Matters CONTINUED



PRINCIPAL RISKS



The principal risks of investing in each fund are identified in the "Fund Summaries" section. These risks are described below.



Active Management Risk.   Each fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.



Call Risk.   Many municipal bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The funds are subject to the possibility that during periods of falling interest rates, a municipal bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.



Credit Risk.   Each fund is subject to the risk that the issuers of debt
securities held by the fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. In adverse economic or other circumstances, issuers of lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or Standard & Poor's.



Income Risk.   Each fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk" above) in lower-yielding securities.



Interest Rate Risk.   Debt securities in the funds will fluctuate in value with
changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Each fund may invest in zero coupon securities, which do not pay interest on a current basis and which may be highly volatile as interest rates rise or fall. The funds' investments in inverse floating rate municipal securities also may be highly volatile with changing interest rates. See "Inverse Floating Rate Securities Risk" below.



Inverse Floating Rate Securities Risk.   Each fund may invest up to 10% of its
total assets in inverse floating rate municipal securities. These securities pay interest at a rate that varies inversely to changes in the interest rate of specified municipal securities or a specified index. The interest rate on this type of security will generally change at a multiple of any change in the reference interest rate. As a result, the values of these securities may be highly volatile as interest rates rise or fall.



Municipal Lease Obligations Risk.   Each fund may purchase participation
interests in municipal leases. These are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and the fund might not recover the full principal amount of the obligation.



Non-Diversification Risk.   Each fund other than Intermediate Tax Free Fund and
Short Tax Free Fund is non-diversified. A non-diversified fund may invest a larger portion of its assets in a fewer number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund's portfolio may be more susceptible to any single economic, political or regulatory occurrence than the portfolio of a diversified fund.



Political and Economic Risks.   The values of municipal securities may be
adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state, or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). To the extent a fund invests in the securities of issuers located in a single state, it will be disproportionately affected by political and economic conditions and developments in that state. The value of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.



DISCLOSURE OF PORTFOLIO HOLDINGS



A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.



                              15
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Policies and Services


Purchasing and Redeeming Shares



GENERAL



You may purchase, redeem or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open, except that you cannot purchase Class Y shares if federally chartered banks are closed, since these shares must be paid for by wire transfer. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.



The funds have authorized certain financial institutions ("authorized financial intermediaries") to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be equal to that day's net asset value (NAV) per share if your order is received by the funds or an authorized financial intermediary in proper form prior to the time the funds calculates their NAV. See "Purchasing and Redeeming Shares -- Calculating Net Asset Value" below. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase and Redeem Shares" and "How to Exchange Shares."



Some financial institutions may charge a fee for helping you purchase, redeem or exchange shares. Contact your financial institution for more information.



SHORT-TERM TRADING OF FUND SHARES



The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds' Board of Directors has adopted policies and procedures designed to detect and deter short-term trading in the funds' shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds' shares in violation of these policies. As discussed below, however, there is no guarantee that the funds will be able to detect such trading in all accounts. See "Omnibus Accounts" below. These policies do not apply to purchases and sales of fund shares by other First American Funds.



Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.



In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.



Short-Term Trading Policies.   The funds' advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.



Certain transactions are not subject to the funds' short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio re-balancings in fee-based programs of registered investment



                              16
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Policies and Services

Purchasing and Redeeming Shares CONTINUED



advisors, financial planners and registered broker-dealers; and similar transactions.



Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds seek to apply their short-term trading policies and procedures to these omnibus account arrangements and will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.



While the funds will request that financial intermediaries apply the funds' short-term trading policies to their customers who invest indirectly in the funds, the funds are limited in their ability to monitor the trading activity or enforce the funds' short-term trading policies with respect to customers of financial intermediaries. For example, the funds might not be able to detect any short-term trading facilitated by a financial intermediary, if this were to occur.



SHARE CLASSES



The funds issue their shares in multiple classes. This prospectus offers Class Y shares.



Class Y shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%. Class Y shares are available to:



- Individual investors who, after their purchase, will hold First American open-end fund shares with a current NAV of at least $5 million. In determining whether the $5 million dollar threshold has been reached, the investor's shares will be aggregated with First American open-end fund shares held at the time of purchase by certain related accounts if the investor notifies the fund of the existence of these accounts. See the SAI for details.



- Trust companies or bank trust departments investing $1 million or more in the First American open-end funds.



- Group retirement plans sponsored or administered by an affiliate of the funds' investment advisor.



- Other group retirement plans with at least $5 million in plan assets. This plan asset requirement may be lowered or waived, at the discretion of the funds, for purchases by group retirement plans that are made through financial institutions such as banks or record keepers.



- Persons or plans participating in fee based programs who purchase shares through a financial institution that has a Class Y share selling agreement with the funds' distributor. Class Y shares are available to these investors only for purchases of $25,000 or more.


ADDITIONAL PAYMENTS TO INSTITUTIONS


The advisor and/or the distributor may pay additional compensation to financial institutions (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the Fund Summaries section of the prospectus because they are not paid by the funds.


These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.



You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.



                              17
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Policies and Services

Purchasing and Redeeming Shares CONTINUED



CALCULATING NET ASSET VALUE



The funds generally calculate their NAV per share as of 3:00 p.m. Central time every day the New York Stock Exchange is open.



A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Securities where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;

- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is no current market value quotation; and

- Securities with limited liquidity, including securities that are restricted as to transfer or resale.


Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.



HOW TO PURCHASE AND REDEEM SHARES


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.


You may purchase or redeem shares by calling your financial institution. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. You cannot purchase shares by wire on days when federally chartered banks are closed.



If the fund or an authorized financial intermediary receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.



To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing securities in the fund's portfolio, rather than paying you in cash. See "Redemption in Kind" below.



REDEMPTION IN KIND



Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.


HOW TO EXCHANGE SHARES


If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American Fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.



To exchange your shares, call your financial institution.



Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Short-Term Trading of Fund Shares" above.



                              18
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Policies and Services
Managing Your Investment

STAYING INFORMED

Shareholder Reports.   Shareholder reports are mailed twice a year, in November
and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.


Statements and Confirmations.   Statements summarizing activity in your account
are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.


DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a distribution, all or a portion of which may be taxable (to the same extent the distribution is otherwise taxable to fund shareholders).


Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.


TAXES


Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.



Federal Taxes on Distributions.   Each fund intends to meet certain federal tax
requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Intermediate Tax Free Fund's and Short Tax Free Fund's exempt-interest dividends generally will be subject to state or local income taxes.


Distributions paid from any interest income that is not tax-exempt and from any net realized capital gains will be taxable whether you reinvest those distributions or take them in cash. Dividends paid from taxable interest income will be taxed as ordinary income and not as "qualifying dividends" that are taxed at the same rate as long-term capital gains. Distributions of a fund's net long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.


Federal Taxes on Transactions.   The sale of fund shares, or the exchange of one
fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.


If in redemption of his or her shares a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

California Income Taxation.   California Intermediate Tax Free Fund intends to
comply with certain state tax requirements so that dividends it pays that are attributable to interest on California municipal securities will be excluded from the California taxable income of individuals, trusts and estates. To meet these requirements, at least 50% of the value of the fund's total assets must consist of obligations which pay interest that is exempt from California personal income tax. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions. In addition, dividends derived from interest paid on California municipal bonds (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that California imposes on individuals, trusts, and estates.


                              19
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Policies and Services
Managing Your Investment CONTINUED

Colorado Income Taxation.   Dividends paid by Colorado Intermediate Tax Free
Fund will be exempt from Colorado income taxes for individuals, trusts, estates and corporations to the extent that they are derived from interest on Colorado municipal securities. In addition, dividends derived from interest on Colorado municipal securities (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that Colorado imposes on individuals, trusts, and estates.

Minnesota Income Taxation.   Minnesota Intermediate Tax Free Fund intends to
comply with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota municipal securities will be excluded from the Minnesota taxable net income of individuals, estates, and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota municipal securities. A portion of the fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions.

Oregon Income Taxation.   Dividends paid by Oregon Intermediate Tax Free Fund
will be exempt from Oregon income taxes for individuals, trusts, and estates to the extent that they are derived from interest on Oregon municipal securities. Such dividends will not be excluded from the Oregon taxable income of corporations.


                              20
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Additional Information
Management


U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2005, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.



Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.



                                          Management fee
                                       as a % of average
                                        daily net assets
--------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX FREE FUND        0.35%
COLORADO INTERMEDIATE TAX FREE FUND          0.35%
INTERMEDIATE TAX FREE FUND                   0.40%
MINNESOTA INTERMEDIATE TAX FREE FUND         0.39%
OREGON INTERMEDIATE TAX FREE FUND            0.39%
SHORT TAX FREE FUND                          0.29%
--------------------------------------------------------



A discussion regarding the basis for the board of directors' approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended September 30, 2005.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation in connection with the following:



Custody Services.   U.S. Bank provides custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.



Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S.
Bancorp Fund Services, LLC (Fund Services), act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund's pro rata portion of up to 0.15% of the aggregate average daily net assets of all open-end funds in the First American family of funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time.



Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services based upon the number of share classes and shareholder accounts maintained. In addition, it receives 0.10% of the relevant fund's average daily net assets for providing certain shareholder services and to reimburse it for making payments to certain financial institutions that maintain and provide services to omnibus accounts.



Other Compensation.   To the extent that fund shares are held through U.S. Bank
or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive payments from the funds' distributor and/or advisor as described above under "Additional Payments to Institutions."



                              21
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Additional Information
Management CONTINUED

PORTFOLIO MANAGEMENT

The portfolio managers primarily responsible for the Funds' management are set forth below, followed by the portfolio managers' biographies.

California Intermediate Tax Free Fund.   Christopher L. Drahn has served as the
primary portfolio manager for the fund and Michael S. Hamilton has co-managed the fund since August 1997.

Colorado Intermediate Tax Free Fund.   Christopher L. Drahn has served as the
primary portfolio manager for the fund since April 1994 and Catherine M. Stienstra has co-managed the fund since November 2000.

Intermediate Tax Free Fund.   Christopher L. Drahn has served as the primary
portfolio manager for the fund since February 1994 and Catherine M. Stienstra has co-managed the fund since October 2002.

Minnesota Intermediate Tax Free Fund. Christopher L. Drahn has served as the primary portfolio manager for the fund since February 1994 and Douglas J. White has co-managed the fund since July 1998.

Oregon Intermediate Tax Free Fund.   Michael S. Hamilton has served as the
primary portfolio manager for the fund since May 1997 and Christopher L. Drahn has co-managed the fund since July 1998.

Short Tax Free Fund.   Catherine M. Stienstra has served as the primary
portfolio manager for the fund since October 2002 and Christopher L. Drahn has co-managed the fund since October 2002.

PORTFOLIO MANAGER BIOGRAPHIES


Christopher L. Drahn, CFA, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1980. He has 26 years of financial industry experience.



Michael S. Hamilton, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1989. He has 16 years of financial industry experience, including 14 years in portfolio management.



Catherine M. Stienstra, Senior Fixed-Income Portfolio Manager, joined U.S. Bancorp Asset Management in 1990. She has 18 years of financial industry experience, including 13 years in portfolio management.



Douglas J. White, CFA, Head of Tax Exempt Fixed Income, joined U.S. Bancorp Asset Management in 1987. He has 23 years of financial industry experience, including 21 years in portfolio management.



                              22
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Additional Information
Financial Highlights

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.


This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

CALIFORNIA INTERMEDIATE TAX FREE FUND


                                                                                Fiscal year ended September 30,
                                                                   2005         2004         2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 10.57      $ 10.66      $ 10.81      $ 10.43      $ 10.04
                                                                  -------      -------      -------      -------      -------
Investment Operations:
 Net Investment Income                                               0.40         0.41         0.43         0.43         0.44
 Realized and Unrealized Gains (Losses) on Investments              (0.13)       (0.05)       (0.14)        0.38         0.39
                                                                  -------      -------      -------      -------      -------
 Total From Investment Operations                                    0.27         0.36         0.29         0.81         0.83
                                                                  -------      -------      -------      -------      -------
Less Distributions:
 Dividends (from net investment income)                             (0.40)       (0.42)       (0.42)       (0.43)       (0.44)
 Distributions (from net realized gains)                            (0.07)       (0.03)       (0.02)          --           --
                                                                  -------      -------      -------      -------      -------
 Total Distributions                                                (0.47)       (0.45)       (0.44)       (0.43)       (0.44)
                                                                  -------      -------      -------      -------      -------
Net Asset Value, End of Period                                    $ 10.37      $ 10.57      $ 10.66      $ 10.81      $ 10.43
                                                                  =======      =======      =======      =======      =======
Total Return(1)                                                      2.66%        3.51%        2.83%        8.05%        8.39%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $49,292      $46,953      $44,600      $45,212      $43,647
Ratio of Expenses to Average Net Assets                              0.70%        0.70%        0.70%        0.70%        0.70%
Ratio of Net Investment Income to Average Net Assets                 3.86%        3.93%        4.02%        4.16%        4.26%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.85%        0.81%        0.81%        0.89%        0.96%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 3.71%        3.82%        3.91%        3.97%        4.00%
Portfolio Turnover Rate                                                29%          20%          17%          23%          12%
-----------------------------------------------------------------------------------------------------------------------------


(1)Total return would have been lower had certain expenses not been waived.


                              23
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Additional Information
Financial Highlights CONTINUED

COLORADO INTERMEDIATE TAX FREE FUND


                                                                                Fiscal year ended September 30,
                                                                   2005         2004         2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 10.95      $ 11.05      $ 11.10      $ 10.76      $ 10.26
                                                                  -------      -------      -------      -------      -------
Investment Operations:
 Net Investment Income                                               0.43         0.46         0.43         0.49         0.48
 Realized and Unrealized Gains (Losses) on Investments              (0.18)       (0.11)       (0.03)        0.33         0.49
                                                                  -------      -------      -------      -------      -------
 Total From Investment Operations                                    0.25         0.35         0.40         0.82         0.97
                                                                  -------      -------      -------      -------      -------
Less Distributions:
 Dividends (from net investment income)                             (0.44)       (0.45)       (0.45)       (0.48)       (0.47)
 Distributions (from net realized gains)                            (0.04)          --           --           --           --
                                                                  -------      -------      -------      -------      -------
 Total Distributions                                                (0.48)       (0.45)       (0.45)       (0.48)       (0.47)
                                                                  -------      -------      -------      -------      -------
Net Asset Value, End of Period                                    $ 10.72      $ 10.95      $ 11.05      $ 11.10      $ 10.76
                                                                  =======      =======      =======      =======      =======
Total Return(1)                                                      2.36%        3.29%        3.71%        7.83%        9.67%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $34,562      $37,748      $47,854      $48,398      $47,907
Ratio of Expenses to Average Net Assets                              0.70%        0.70%        0.70%        0.70%        0.70%
Ratio of Net Investment Income to Average Net Assets                 4.01%        4.15%        3.94%        4.60%        4.58%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.85%        0.81%        0.81%        0.86%        1.09%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 3.86%        4.04%        3.83%        4.44%        4.19%
Portfolio Turnover Rate                                                20%           4%          14%          15%          24%
-----------------------------------------------------------------------------------------------------------------------------


(1)Total return would have been lower had certain expenses not been waived.

INTERMEDIATE TAX FREE FUND


                                                                                 Fiscal year ended September 30,
                                                                   2005          2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $  11.16      $  11.28      $  11.30      $  10.93      $  10.46
                                                                 --------      --------      --------      --------      --------
Investment Operations:
 Net Investment Income                                               0.46          0.46          0.46          0.44          0.48
 Realized and Unrealized Gains (Losses) on Investments              (0.19)        (0.11)        (0.03)         0.40          0.46
                                                                 --------      --------      --------      --------      --------
 Total From Investment Operations                                    0.27          0.35          0.43          0.84          0.94
                                                                 --------      --------      --------      --------      --------
Less Distributions:
 Dividends (from net investment income)                             (0.47)        (0.46)        (0.45)        (0.44)        (0.47)
 Distributions (from net realized gains)                            (0.06)        (0.01)           --            --            --
 Distributions (from return of capital)                                --            --            --         (0.03)           --
                                                                 --------      --------      --------      --------      --------
 Total Distributions                                                (0.53)        (0.47)        (0.45)        (0.47)        (0.47)
                                                                 --------      --------      --------      --------      --------
Net Asset Value, End of Period                                   $  10.90      $  11.16      $  11.28      $  11.30      $  10.93
                                                                 ========      ========      ========      ========      ========
Total Return(1)                                                      2.47%         3.22%         3.90%         7.95%         9.21%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $641,141      $637,361      $696,994      $485,592      $458,743
Ratio of Expenses to Average Net Assets                              0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of Net Investment Income to Average Net Assets                 4.13%         4.13%         4.05%         4.04%         4.43%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.80%         0.80%         0.80%         0.78%         0.87%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 4.03%         4.03%         3.95%         3.96%         4.26%
Portfolio Turnover Rate                                                15%           10%           15%           28%           12%
---------------------------------------------------------------------------------------------------------------------------------


(1)Total return would have been lower had certain expenses not been waived.


                              24
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Additional Information
Financial Highlights CONTINUED

MINNESOTA INTERMEDIATE TAX FREE FUND


                                                                                 Fiscal year ended September 30,
                                                                   2005          2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $  10.29      $  10.40      $  10.46      $  10.17      $   9.76
                                                                 --------      --------      --------      --------      --------
Investment Operations:
 Net Investment Income                                               0.40          0.41          0.42          0.45          0.44
 Realized and Unrealized Gains (Losses) on Investments              (0.15)        (0.10)        (0.03)         0.27          0.41
                                                                 --------      --------      --------      --------      --------
 Total From Investment Operations                                    0.25          0.31          0.39          0.72          0.85
                                                                 --------      --------      --------      --------      --------
Less Distributions:
 Dividends (from net investment income)                             (0.40)        (0.40)        (0.43)        (0.43)        (0.44)
 Distributions (from net realized gains)                            (0.03)        (0.02)        (0.02)           --            --
                                                                 --------      --------      --------      --------      --------
 Total Distributions                                                (0.43)        (0.42)        (0.45)        (0.43)        (0.44)
                                                                 --------      --------      --------      --------      --------
Net Asset Value, End of Period                                   $  10.11      $  10.29      $  10.40      $  10.46      $  10.17
                                                                 ========      ========      ========      ========      ========
Total Return(1)                                                      2.50%         3.10%         3.82%         7.31%         8.89%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $197,251      $216,906      $238,958      $251,597      $255,939
Ratio of Expenses to Average Net Assets                              0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of Net Investment Income to Average Net Assets                 3.93%         3.92%         4.01%         4.41%         4.38%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.81%         0.80%         0.80%         0.78%         0.88%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 3.82%         3.82%         3.91%         4.33%         4.20%
Portfolio Turnover Rate                                                15%            8%           15%           15%           13%
---------------------------------------------------------------------------------------------------------------------------------


(1)Total return would have been lower had certain expenses not been waived.

OREGON INTERMEDIATE TAX FREE FUND


                                                                                 Fiscal year ended September 30,
                                                                   2005          2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $  10.30      $  10.43      $  10.49      $  10.18      $   9.74
                                                                 --------      --------      --------      --------      --------
Investment Operations:
 Net Investment Income                                               0.38          0.39          0.40          0.42          0.43
 Realized and Unrealized Gains (Losses) on Investments              (0.19)        (0.05)        (0.05)         0.31          0.44
                                                                 --------      --------      --------      --------      --------
 Total From Investment Operations                                    0.19          0.34          0.35          0.73          0.87
                                                                 --------      --------      --------      --------      --------
Less Distributions:
 Dividends (from net investment income)                             (0.38)        (0.39)        (0.39)        (0.42)        (0.43)
 Distributions (from net realized gains)                            (0.04)        (0.08)        (0.02)           --            --
                                                                 --------      --------      --------      --------      --------
 Total Distributions                                                (0.42)        (0.47)        (0.41)        (0.42)        (0.43)
                                                                 --------      --------      --------      --------      --------
Net Asset Value, End of Period                                   $  10.07      $  10.30      $  10.43      $  10.49      $  10.18
                                                                 ========      ========      ========      ========      ========
Total Return(1)                                                      1.82%         3.35%         3.46%         7.39%         9.08%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $133,613      $137,869      $146,244      $151,928      $153,951
Ratio of Expenses to Average Net Assets                              0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of Net Investment Income to Average Net Assets                 3.71%         3.77%         3.82%         4.10%         4.28%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.81%         0.80%         0.80%         0.80%         0.89%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 3.60%         3.67%         3.72%         4.00%         4.09%
Portfolio Turnover Rate                                                20%           12%           17%           18%           20%
---------------------------------------------------------------------------------------------------------------------------------


(1)Total return would have been lower had certain expenses not been waived.


                              25
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

Additional Information
Financial Highlights CONTINUED

SHORT TAX FREE FUND


                                                                       Fiscal year            Fiscal period
                                                                          ended                   ended
                                                                      September 30,           September 30,
                                                                    2005          2004           2003(1)
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $   9.96      $  10.18        $  10.00
                                                                  --------      --------        --------
Investment Operations:
 Net Investment Income                                                0.26          0.27            0.28
 Realized and Unrealized Gains (Losses) on Investments               (0.18)        (0.17)           0.18
                                                                  --------      --------        --------
 Total From Investment Operations                                     0.08          0.10            0.46
                                                                  --------      --------        --------
Less Distributions:
 Dividends (from net investment income)                              (0.26)        (0.26)          (0.28)
 Distributions (from net realized gains)                                --         (0.06)             --
                                                                  --------      --------        --------
 Total Distributions                                                 (0.26)        (0.32)          (0.28)
                                                                  --------      --------        --------
Net Asset Value, End of Period                                    $   9.78      $   9.96        $  10.18
                                                                  ========      ========        ========
Total Return(2)                                                       0.83%         1.05%           4.66%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $329,647      $419,359        $396,918
Ratio of Expenses to Average Net Assets                               0.60%         0.60%           0.60%
Ratio of Net Investment Income to Average Net Assets                  2.62%         2.70%           3.00%
Ratio of Expenses to Average Net Assets (excluding waivers)           0.81%         0.80%           0.80%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                  2.41%         2.50%           2.80%
Portfolio Turnover Rate                                                 37%           30%             54%
-----------------------------------------------------------------------------------------------------------


(1)Commenced operations on October 25, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)Total return would have been lower had certain expenses not been waived.


                              26
                     PROSPECTUS - First American Short & Intermediate Tax Free
                                  Income Funds
                                   Class Y Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION

More information about the funds is available in the funds' SAI and annual and semiannual reports, and on the First American Funds' Internet Web site.


FIRST AMERICAN FUNDS WEB SITE


Information about the First American Funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.


Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR

Database on the SEC's Internet site at http://www.sec.gov.


SEC file number:  811-05309                                     PROINTTXY  12/05
--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

                                          December 30, 2005




                                          Prospectus
                                          First American Investment Funds, Inc.

                                 SELECTED
                     FIRST AMERICAN FUNDS

                           CLASS A SHARES

                                          EQUITY INCOME FUND
                                          MID CAP GROWTH OPPORTUNITIES FUND
                                          SMALL CAP GROWTH OPPORTUNITIES FUND
                                          SMALL CAP SELECT FUND
                                          SMALL CAP VALUE FUND
                                          INTERNATIONAL FUND
                                          HIGH INCOME BOND FUND

                                          As with all mutual funds, the
                                          Securities and Exchange Commission has
                                          not approved or disapproved the shares
                                          of these funds, or determined if the
                                          information in this prospectus is
                                          accurate or complete. Any statement to
                                          the contrary is a criminal offense.

(FIRST AMERICAN FUNDS LOGO)

TABLE OF
CONTENTS


FUND SUMMARIES
    Equity Income Fund                                                 2
    Mid Cap Growth Opportunities Fund                                  4
    Small Cap Growth Opportunities Fund                                6
    Small Cap Select Fund                                              8
    Small Cap Value Fund                                              10
    International Fund                                                12
    High Income Bond Fund                                             14
MORE ABOUT THE FUNDS
    Investment Strategies, Risks and Other Investment
      Materials                                                       16
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                   19
    Managing Your Investment                                          26
ADDITIONAL INFORMATION
    Management                                                        27
    Financial Highlights                                              29
FOR MORE INFORMATION                                          Back Cover

Fund Summaries
INTRODUCTION

          This section of the prospectus describes the objectives of Selected First American Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                              1
                           PROSPECTUS - Selected First American Funds
                                         Class A Shares

Fund Summaries
Equity Income Fund

OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:


- the ability to pay above average dividends.



- the ability to finance expected growth.


- strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Credit Risk



- Derivative Instrument Risk



- Foreign Security Risk



- High-Yield Securities Risk



- Interest Rate Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              2
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Fund Summaries
Equity Income Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

(BAR CHART)

1995                                                                             22.73%
1996                                                                             19.80%
1997                                                                             27.53%
1998                                                                             15.68%
1999                                                                              3.86%
2000                                                                             12.28%
2001                                                                             -4.37%
2002                                                                            -18.13%
2003                                                                             26.30%
2004                                                                              8.88%

Best Quarter:
Quarter ended                                  June 30, 2003         16.68%
Worst Quarter:
Quarter ended                                  September 30, 2002    (16.75)%


AVERAGE ANNUAL
TOTAL RETURNS                   Inception      One      Five      Ten
AS OF 12/31/04                       Date     Year     Years    Years
---------------------------------------------------------------------
Equity Income Fund
---------------------------------------------------------------------
  Class A (return before
  taxes)                         12/18/92    2.90%     2.70%    9.91%
---------------------------------------------------------------------
  Class A (return after taxes
  on distributions)                          2.23%     1.10%    7.97%
---------------------------------------------------------------------
  Class A (return after taxes
  on distributions and sale of
  fund shares)                               1.88%     1.60%    7.75%
---------------------------------------------------------------------
Custom Benchmark -- Standard &
Poor's 500 Dividend Only
Stocks(2) (reflects no
deduction for fees, expenses,
or taxes)                                   11.02%     1.18%   12.54%
---------------------------------------------------------------------
Standard & Poor's 500 Index(3)
(reflects no deduction for
fees, expenses, or taxes)                   10.88%   (2.30)%   12.07%
---------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 3.00%.



(2)The S&P 500 Dividend Only Stocks custom benchmark is composed of companies in the S&P 500 Index that have an indicated annual dividend.



(3)An unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      5.50%(1)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  0.00%(2)
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below $500           $50
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                           0.65%
  Shareholder Servicing (12b-1) Fee                         0.25%
  Other Expenses                                            0.29%
  Total Annual Fund Operating Expenses(3)                   1.19%
-------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



  1 year                                                   $665
---------------------------------------------------------------
  3 years                                                  $907
---------------------------------------------------------------
  5 years                                                $1,168
---------------------------------------------------------------
 10 years                                                $1,914



                              3
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Fund Summaries
Mid Cap Growth Opportunities Fund

OBJECTIVE

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell Midcap Index ranged from approximately $796 million to $16.3 billion.


The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

- above average growth in revenue and earnings.

- strong competitive position.

- strong management.

- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.


Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.


Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Initial Public Offering (IPO) Risk



- Mid-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              4
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Fund Summaries
Mid Cap Growth Opportunities Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

1996                                                                             18.60%
1997                                                                             17.13%
1998                                                                              4.64%
1999                                                                              2.28%
2000                                                                             25.30%
2001                                                                             -3.65%
2002                                                                            -15.44%
2003                                                                             33.11%
2004                                                                             21.29%

Best Quarter:
Quarter ended                                  December 31, 1999     24.17%
Worst Quarter:
Quarter ended                                  September 30, 2001    (19.93)%


AVERAGE ANNUAL
TOTAL RETURNS                  Inception      One      Five       Since
AS OF 12/31/04(2)                   Date     Year     Years   Inception
-----------------------------------------------------------------------
Mid Cap Growth Opportunities
Fund
-----------------------------------------------------------------------
  Class A (return before
  taxes)                          1/9/95   14.63%     9.27%      11.76%
-----------------------------------------------------------------------
  Class A (return after taxes
  on distributions)                        10.96%     5.94%       8.84%
-----------------------------------------------------------------------
  Class A (return after taxes
  on distributions and sale
  of fund shares)                          11.32%     6.19%       8.69%
-----------------------------------------------------------------------
Russell Midcap Growth
Index(3) (reflects no
deduction for fees, expenses,
or taxes)                                  15.48%   (3.36)%      11.20%
-----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 8.46%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar MidCap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.



(3)An unmanaged index that measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The since inception performance of the index is calculated from 1/31/95.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      5.50%(1)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  0.00%(2)
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below $500           $50
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                           0.70%
  Shareholder Servicing (12b-1) Fee                         0.25%
  Other Expenses                                            0.29%
  Total Annual Fund Operating Expenses(3)                   1.24%
-------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $669
---------------------------------------------------------------
  3 years                                                  $922
---------------------------------------------------------------
  5 years                                                $1,194
---------------------------------------------------------------
 10 years                                                $1,967



                              5
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Fund Summaries
Small Cap Growth Opportunities Fund

OBJECTIVE

Small Cap Growth Opportunities Fund has an objective of growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $17 million to $3.5 billion.


The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

- above average growth in revenue and earnings.

- strong competitive position.

- strong management.

- sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Initial Public Offering (IPO) Risk



- Small-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


OTHER INFORMATION

As a result of an internal review, the advisor uncovered an action involving potentially improper trading of a portfolio security held in the First American Small Cap Growth Opportunities Fund. The advisor engaged an outside law firm to conduct a review of these trades, and, as a result of this review, the law firm concluded that no employee of the advisor violated the applicable securities laws. The advisor has voluntarily reported this to the fund's board of directors and to the Securities and Exchange Commission (SEC). The SEC is conducting an informal inquiry into this matter, and the advisor is cooperating fully with the SEC in its inquiry.

FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              6
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Fund Summaries
Small Cap Growth Opportunities Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2,3)


(BAR CHART)

1996                                                                             56.80%
1997                                                                             13.63%
1998                                                                             -2.73%
1999                                                                            136.23%
2000                                                                             11.29%
2001                                                                              5.15%
2002                                                                            -25.80%
2003                                                                             59.13%
2004                                                                              0.59%

Best Quarter:
Quarter ended                                  December 31, 1999      70.70%
Worst Quarter:
Quarter ended                                  September 30, 1998    (30.87)%


AVERAGE ANNUAL
TOTAL RETURNS                 Inception       One      Five       Since
AS OF 12/31/04(2,3)                Date      Year     Years   Inception
-----------------------------------------------------------------------
Small Cap Growth
Opportunities Fund
-----------------------------------------------------------------------
  Class A (return before
  taxes)                         8/1/95   (4.94)%     5.60%      21.85%
-----------------------------------------------------------------------
  Class A (return after
  taxes on distributions)                 (7.41)%     2.50%      17.08%
-----------------------------------------------------------------------
  Class A (return after
  taxes on distributions and
  sale of fund shares)                    (1.76)%     3.00%      16.46%
-----------------------------------------------------------------------
Russell 2000 Growth Index(4)
(reflects no deduction for
fees, expenses, or taxes)                  14.31%   (3.57)%       5.13%
-----------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 7.03%.



(2)On 12/12/02, the fund changed its main investment strategy such that it was permitted to invest in securities of companies with market capitalizations within the range of companies in the Russell 2000 Index. Previously, the fund invested primarily in companies with market capitalizations of below $500 million at the time of purchase. Performance presented prior to 9/24/01 represents that of the Firstar MicroCap Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.



(3)Small Cap Growth Opportunities Fund's 1999 returns were higher due in substantial part to its strategy of investing in IPOs in a period favorable for IPO investing. Such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.



(4)An unmanaged index that measures the performance of those companies in the Russell 2000 Index (a small-cap index) with higher price-to-book ratios and higher forecasted growth values.

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      5.50%(1)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  0.00%(2)
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below $500           $50
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                           1.00%
  Shareholder Servicing (12b-1) Fee                         0.25%
  Other Expenses                                            0.31%
  Total Annual Fund Operating Expenses(3)                   1.56%
-------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers and restated to reflect the current management fee. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.47%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $700
---------------------------------------------------------------
  3 years                                                $1,016
---------------------------------------------------------------
  5 years                                                $1,353
---------------------------------------------------------------
 10 years                                                $2,304



                              7
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Fund Summaries
Small Cap Select Fund

OBJECTIVE

Small Cap Select Fund has an objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $17 million to $3.5 billion.



In selecting stocks, the fund's advisor invests in companies that it believes meet at least two of the following criteria:



- attractively valued relative to other companies in the same industry or market.



- good or improving fundamentals.



- an identifiable catalyst that could increase the value of the company's stock over the next one or two years.



The fund's advisor generally will sell a stock if any of the following has occurred:



- the stock has hit its price target and the company is no longer attractively valued relative to other companies in the same industry or market.



- the company's fundamentals have significantly deteriorated.



- a catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.



- a better alternative exists in the marketplace.


In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Initial Public Offering (IPO) Risk



- Small-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              8
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Fund Summaries
Small Cap Select Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

1995                                                                             17.14%
1996                                                                             10.50%
1997                                                                             20.51%
1998                                                                             -8.07%
1999                                                                             16.70%
2000                                                                             19.71%
2001                                                                             12.08%
2002                                                                            -17.97%
2003                                                                             44.19%
2004                                                                             15.35%

Best Quarter:
Quarter ended                                  December 31, 2001      27.35%
Worst Quarter:
Quarter ended                                  September 30, 1998    (24.80)%


AVERAGE ANNUAL
TOTAL RETURNS                   Inception      One     Five      Ten
AS OF 12/31/04(2)                    Date     Year    Years    Years
--------------------------------------------------------------------
Small Cap Select Fund
--------------------------------------------------------------------
  Class A (return before
  taxes)                           5/6/92    8.98%   11.59%   11.22%
--------------------------------------------------------------------
  Class A (return after taxes
  on distributions)                          4.58%    8.82%    8.77%
--------------------------------------------------------------------
  Class A (return after taxes
  on distributions and sale of
  fund shares)                               8.08%    8.79%    8.52%
--------------------------------------------------------------------
Russell 2000 Index(3)
(reflects no deduction for
fees, expenses, or taxes)                   18.33%    6.61%   11.54%
--------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 5.82%.



(2)Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.



(3)An unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      5.50%(1)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  0.00%(2)
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below $500           $50
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                           0.70%
  Shareholder Servicing (12b-1) Fee                         0.25%
  Other Expenses                                            0.30%
  Total Annual Fund Operating Expenses(3)                   1.25%
-------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $670
---------------------------------------------------------------
  3 years                                                  $925
---------------------------------------------------------------
  5 years                                                $1,199
---------------------------------------------------------------
 10 years                                                $1,978



                              9
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Fund Summaries
Small Cap Value Fund

OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of October 31, 2005, market capitalizations of companies in the Russell 2000 Index ranged from approximately $17 million to $3.5 billion.


In selecting stocks, the fund's advisor invests in securities it believes meet at least two of the following criteria:


- undervalued relative to other securities in the same industry or market.



- good or improving fundamentals.


- an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States or domestic securities.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Foreign Security Risk



- Small-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.



FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              10
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Fund Summaries
Small Cap Value Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

1995                                                                             47.30%
1996                                                                             20.07%
1997                                                                             20.07%
1998                                                                             -8.47%
1999                                                                              5.93%
2000                                                                             20.15%
2001                                                                              5.03%
2002                                                                            -14.34%
2003                                                                             42.92%
2004                                                                             19.33%

Best Quarter:
Quarter ended                                  June 30, 2003          18.85%
Worst Quarter:
Quarter ended                                  September 30, 1998    (23.21)%


AVERAGE ANNUAL
TOTAL RETURNS                   Inception      One     Five      Ten
AS OF 12/31/04(2)                    Date     Year    Years    Years
--------------------------------------------------------------------
Small Cap Value Fund
--------------------------------------------------------------------
  Class A (return before
  taxes)                           1/1/88   12.76%   11.74%   13.63%
--------------------------------------------------------------------
  Class A (return after taxes
  on distributions)                          9.81%    9.22%   10.93%
--------------------------------------------------------------------
  Class A (return after taxes
  on distributions and sale of
  fund shares)                              11.09%    9.03%   10.55%
--------------------------------------------------------------------
Russell 2000 Value Index(3)
(reflects no deduction for
fees, expenses, or taxes)                   22.25%   17.23%   15.17%
--------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 4.35%.



(2)On 11/21/97, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. Performance prior to 11/21/97 is adjusted to reflect Small Cap Value Fund's Class A share fees and expenses, before any fee waivers.



(3)An unmanaged index that measures the performance of those companies in the Russell 2000 index (a small-cap index) with lower price-to-book ratios and lower forecasted growth values.


FEES AND EXPENSES
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      5.50%(1)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  0.00%(2)
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below $500           $50
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                           0.70%
  Shareholder Servicing (12b-1) Fee                         0.25%
  Other Expenses                                            0.31%
  Total Annual Fund Operating Expenses(3)                   1.26%
-------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $671
---------------------------------------------------------------
  3 years                                                  $928
---------------------------------------------------------------
  5 years                                                $1,204
---------------------------------------------------------------
 10 years                                                $1,989



                              11
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Fund Summaries
International Fund

OBJECTIVE

International Fund has an objective of long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

- that are domiciled in countries other than the United States, or

- that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.


Stocks are selected by determining which companies represent the most attractive valuation opportunity within their local market. Focus is placed on companies expected to grow more quickly than their peers, but where this growth is not fully reflected in the current valuation. As a second stage of the process, these companies are compared to their peers within their industry on a cross-border basis by a team of global sector specialists, seeking to identify the most attractive companies within each industry.



Up to 15% of the fund's total assets may be invested in equity securities of emerging markets issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.


Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

PRINCIPAL RISKS


The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:



- Active Management Risk



- Common Stock Risk



- Derivative Instrument Risk



- Emerging Markets Risk



- Foreign Currency Hedging Transaction Risk



- International Investing Risk



- Mid-Cap Stock Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              12
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Fund Summaries
International Fund CONTINUED


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

1995                                                                              9.41%
1996                                                                              9.98%
1997                                                                              4.68%
1998                                                                             17.42%
1999                                                                             50.47%
2000                                                                            -15.58%
2001                                                                            -23.52%
2002                                                                            -19.10%
2003                                                                             36.08%
2004                                                                             10.68%

Best Quarter:
Quarter ended                                  December 31, 1999           27.41%
Worst Quarter:
Quarter ended                                  September 30, 2002         (19.18)%


AVERAGE ANNUAL
TOTAL RETURNS                    Inception      One     Five     Ten
AS OF 12/31/04(2,3)                   Date     Year    Years   Years
--------------------------------------------------------------------
International Fund
--------------------------------------------------------------------
  Class A (return before taxes)     5/2/94    4.57%   (5.75)%  5.17%
--------------------------------------------------------------------
  Class A (return after taxes
  on distributions)                           4.37%   (6.26)%  3.95%
--------------------------------------------------------------------
  Class A (return after taxes
  on distributions and sale of
  fund shares)                                2.97%   (4.95)%  3.81%
--------------------------------------------------------------------
Morgan Stanley Capital
International Europe,
Australasia, Far East Index(4)
(reflects no deduction for
fees, expenses, or taxes)                    20.70%   (0.80)%  5.94%
--------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 6.53%.



(2)Performance history prior to 9/24/01 represents that of the Firstar International Growth Fund, a series of Firstar Funds, Inc. which, together with Firstar International Value Fund, merged into the fund on that date.



(3)Prior to 12/9/04, the fund's assets were managed by a different sub-advisor.



(4)An unmanaged index of common stocks in Europe, Australia, and the Far East.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


-------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      5.50%(1)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  0.00%(2)
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below $500           $50
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
-------------------------------------------------------------------------
  Management Fees                                           1.00%
  Shareholder Servicing (12b-1) Fee                         0.25%
  Other Expenses                                            0.29%
  Total Annual Fund Operating Expenses(3)                   1.54%
-------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's fiscal year ended September 30, 2005, absent any expense reimbursements or fee waivers and restated to reflect the current management fee. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.52%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $698
---------------------------------------------------------------
  3 years                                                $1,010
---------------------------------------------------------------
  5 years                                                $1,343
---------------------------------------------------------------
 10 years                                                $2,284



                              13
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Fund Summaries
High Income Bond Fund

OBJECTIVE

High Income Bond Fund's objective is to provide investors with a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, High Income Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.


There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.


The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments.



The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.


PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:


- Active Management Risk



- Call Risk



- Credit Risk



- Derivative Instrument Risk



- Foreign Security Risk



- High-Yield Securities Risk



- Income Risk



- Interest Rate Risk



- Liquidity Risk



See "More About the Funds" for a discussion of these risks.


FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                              14
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Fund Summaries
High Income Bond Fund CONTINUED

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)


(BAR CHART)

2002                                                                             -1.22%
2003                                                                             24.03%
2004                                                                             10.30%

Best Quarter:
Quarter ended                                  June 30, 2003               9.36%
Worst Quarter:
Quarter ended                                  September 30, 2002         (4.90)%


AVERAGE ANNUAL
TOTAL RETURNS                          Inception      One       Since
AS OF 12/31/04(2)                           Date     Year   Inception
---------------------------------------------------------------------
High Income Bond Fund
---------------------------------------------------------------------
  Class A (return before taxes)          8/30/01    5.62%       6.18%
---------------------------------------------------------------------
  Class A (return after taxes on
  distributions)                                    3.00%       3.17%
---------------------------------------------------------------------
  Class A (return after taxes on
  distributions and sale of fund
  shares)                                           3.54%       3.36%
---------------------------------------------------------------------
Lehman Corporate High Yield 2%
Constrained Index(3)
(reflects no deduction for fees,
expenses, or taxes)                                11.14%      10.83%
---------------------------------------------------------------------
Lehman Corporate High Yield Index(4)
(reflects no deduction for fees,
expenses, or taxes)                                11.13%      10.40%
---------------------------------------------------------------------



(1)Total return for the period from 1/1/05 through 9/30/05 was 1.72%.



(2)Performance presented prior to 3/13/03 represents that of First American High Yield Bond Fund, which merged into the fund on that date.



(3)An unmanaged index that covers the universe of fixed-rate, dollar-denominated, below-investment-grade debt with at least one year to final maturity with total index allocation to an individual issuer being limited to 2%. Previously, the fund used the Lehman Corporate High Yield Index as a benchmark. Going forward, the fund will use the Lehman Corporate High Yield 2% Constrained Index as a comparison, because its composition better matches the fund's investment strategies. The since inception performance of the index is calculated from 8/31/01.



(4)An unmanaged index that covers the universe of fixed-rate, dollar denominated, below-investment-grade debt with at least one year to final maturity.


FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                      4.25%(1)
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is less)                  0.00%(2)
  ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below $500           $50
------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------
  Management Fees                                           0.70%
  Shareholder Servicing (12b-1) Fee                         0.25%
  Other Expenses                                            0.32%
  Total Annual Fund Operating Expenses(3)                   1.27%
-------------------------------------------------------------------------



(1)Investors may qualify for reduced sales charges.



(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.



(3)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2006 so that total operating expenses, after waivers, do not exceed 1.10%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


  1 year                                                   $549
---------------------------------------------------------------
  3 years                                                  $811
---------------------------------------------------------------
  5 years                                                $1,092
---------------------------------------------------------------
 10 years                                                $1,894



                              15
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

More about the Funds

Investment Strategies, Risks and Other Investment Matters



OBJECTIVES



The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.



INVESTMENT STRATEGIES



The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. This section provides information about some additional non-principal strategies that the funds' investment advisor may use to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.



Temporary Investments.   In an attempt to respond to adverse market, economic,
political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.



Portfolio Turnover.   Fund managers may trade securities frequently, resulting,
from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.



PRINCIPAL RISKS



The principal risks of investing in each fund are identified in the "Fund Summaries" section. These risks are described below.



Active Management Risk.   Each fund is actively managed and its performance
therefore will reflect in part the advisor's or sub-advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.



Call Risk.   High Income Bond Fund's investments in debt securities are subject to call risk. Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. High Income Bond Fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.



Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular fund invests, such as value stocks, growth stocks, large-capitalization stocks, mid-capitalization stocks, small-capitalization stocks and/or micro-capitalization stocks, may underperform the market as a whole.



Credit Risk.   Equity Income Fund and High Income Bond Fund are subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities or that the other party to an investment contract will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or S&P.



Derivative Instrument Risk.   The use of derivative instruments, such as
options, futures contracts, and options on futures contracts, exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor or sub-advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's or sub-advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.



Emerging Markets Risk.   Up to 15% of International Fund's total assets may be
invested in equity securities of emerging markets issuers. The risks of international investing



                              16
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

More about the Funds

Investment Strategies, Risks and Other Investment Matters CONTINUED



are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.



Foreign Currency Hedging Transaction Risk.   In order to hedge against adverse
movements in currency exchange rates, International Fund may enter into forward foreign currency exchange contracts. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.



Foreign Security Risk.   Securities of foreign issuers, even when
dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.



High-Yield Securities Risk.   A significant portion of the portfolio of High
Income Bond Fund may consist of lower-rated corporate debt obligations, which are commonly referred to as "high-yield" securities or "junk bonds." In addition, Equity Income Fund may invest in convertible debt securities rated below investment grade. Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.



Income Risk.   High Income Bond Fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk" above) in lower-yielding securities.



Initial Public Offering (IPO) Risk.   Most IPOs involve a high degree of risk
not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.



Interest Rate Risk.   Debt securities in High Income Bond Fund and Equity Income
Fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.



International Investing Risk.   International Fund invests primarily in equity
securities that trade in markets other than the United States. International investing involves risks not typically associated with U.S. investing. These risks include:



Currency Risk. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect International Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the fund.



Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.



Foreign Tax Risk. International Fund's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the SAI for details.



Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements that apply to U.S. companies.



                              17
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

More about the Funds

Investment Strategies, Risks and Other Investment Matters CONTINUED



As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.



Investment Restriction Risk. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.



Political and Economic Risks. International investing is subject to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets.



Liquidity Risk.   High Income Bond Fund is exposed to liquidity risk because of its investments in high-yield bonds. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance. Infrequent trading may also lead to greater price volatility.



Mid-Cap Stock Risk.   While stocks of mid-cap companies may be slightly less
volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.



Small-Cap Stock Risk.   Stocks of small-cap companies involve substantial risk.
These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price. Stocks at the bottom end of the capitalization range in which Small Cap Growth Opportunities Fund, Small Cap Select Fund and Small Cap Value Fund may invest sometimes are referred to as "micro-cap" stocks. These stocks may be subject to extreme price volatility, as well as limited liquidity and limited research.



DISCLOSURE OF PORTFOLIO HOLDINGS



A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.



                              18
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Policies and Services


Purchasing and Redeeming Shares



GENERAL



You may purchase, redeem, or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.



The funds have authorized certain investment professionals and financial institutions ("authorized financial intermediaries") to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be based on that day's net asset value (NAV) per share if your order is received by the funds or an authorized financial intermediary in proper form prior to the time the funds calculate their NAV. See "Calculating Net Asset Value" below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase Shares," "How to Redeem Shares," and "How to Exchange Shares."



Some investment professionals or financial institutions may charge a fee for helping you purchase, redeem, or exchange shares. Contact your investment professional or financial institution for more information. No such fee will be imposed if you purchase shares directly from the funds.



SHORT-TERM TRADING OF FUND SHARES



The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds' Board of Directors has adopted policies and procedures designed to detect and deter short-term trading in the funds' shares that may disadvantage long-term fund shareholders. These policies are described below. The funds do not accommodate trading in the funds' shares in violation of these policies. As discussed below, however, there is no guarantee that the funds will be able to detect such trading in all accounts. See "Omnibus Accounts" below. These policies do not apply to purchases and sales of fund shares by other First American Funds.



Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.



In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.



Short-Term Trading Policies.   The funds' advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.



Certain transactions are not subject to the funds' short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio



                              19
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



re-balancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.



Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds seek to apply their short-term trading policies and procedures to these omnibus account arrangements and will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.



While the funds will request that financial intermediaries apply the funds' short-term trading policies to their customers who invest indirectly in the funds, the funds are limited in their ability to monitor the trading activity or enforce the funds' short-term trading policies with respect to customers of financial intermediaries. For example, the funds might not be able to detect any short-term trading facilitated by a financial intermediary, if this were to occur.



SHARE CLASSES


The funds issue their shares in multiple classes. This prospectus offers Class A shares.


Class A shares have:



- a front-end sales charge, which is reduced for larger purchases.



- annual shareholder servicing (12b-1) fees of 0.25%.


12B-1 FEES


Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows it to pay the fund's distributor an annual fee of 0.25% of average daily Class A share net assets for the distribution and sale of its shares and for services provided to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



The funds' distributor uses the shareholder servicing fee to compensate investment professionals and financial institutions (institutions) for sales and/or administrative services performed on behalf of the institution's customers. The distributor begins to pay shareholder servicing fees to these institutions immediately after you purchase shares. The institutions continue to receive these fees for as long as you hold fund shares.


ADDITIONAL PAYMENTS TO INSTITUTIONS


The advisor and/or the distributor may pay additional compensation to investment professionals and financial institutions (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the "Fund Summaries" section of the prospectus because they are not paid by the funds.


These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.



You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.



CALCULATING NET ASSET VALUE



The funds generally calculate their NAV per share as of 3:00 p.m. Central time every day the New York Stock Exchange is open.



                              20
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors, except that International Fund may rely on the recommendations of a fair value pricing service approved by the funds' board of directors in valuing foreign securities. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Securities, including securities traded in foreign markets, where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;

- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is no current market value quotation; and

- Securities with limited liquidity, including certain high-yield securities and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

International Fund will hold portfolio securities that trade on weekends or other days when the fund does not price its shares. Therefore, the net asset value of International Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.


DETERMINING YOUR SHARE PRICE


Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.


Equity Income Fund

Mid Cap Growth Opportunities Fund
Small Cap Growth Opportunities Fund
Small Cap Select Fund
Small Cap Value Fund
International Fund

                                                  Maximum
                            Sales Charge        Reallowance
                       As a % of   As a % of     as a % of
                       Purchase    Net Amount    Purchase
                         Price      Invested       Price
-----------------------------------------------------------
Less than $50,000        5.50%       5.82%         5.00%
$50,000 - $99,999        4.50%       4.71%         4.00%
$100,000 - $249,999      3.50%       3.63%         3.25%
$250,000 - $499,999      2.50%       2.56%         2.25%
$500,000 - $999,999      2.00%       2.04%         1.75%
$1 million and over      0.00%       0.00%         0.00%

High Income Bond Fund


                                                  Maximum
                            Sales Charge        Reallowance
                       As a % of   As a % of     as a % of
                       Purchase    Net Amount    Purchase
                         Price      Invested       Price
-----------------------------------------------------------
Less than $50,000        4.25%       4.44%         4.00%
$50,000 - $99,999        4.00%       4.17%         3.75%
$100,000 - $249,999      3.50%       3.63%         3.25%
$250,000 - $499,999      2.50%       2.56%         2.25%
$500,000 - $999,999      2.00%       2.04%         1.75%
$1 million and over      0.00%       0.00%         0.00%


The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.


Reducing Your Sales Charge on Class A Shares. As shown in the preceding tables, larger purchases reduce the percentage sales charge you pay. For purposes of calculating the reduced sales charge, Class A shares of the First American funds described in this prospectus (individually, a "selected First American Fund," collectively, the "selected First American Funds") are combined with Class A shares of certain funds offered by COUNTRY Capital Management Company ("COUNTRY") and sold by affiliated agents of COUNTRY (individually, a "COUNTRY Fund," collectively, the "COUNTRY Funds"). In determining whether you are entitled to pay a reduced sales charge, you may aggregate certain other purchases with your current purchase, as described below.


It is your responsibility to determine whether you are entitled to pay a reduced sales charge. The fund is not responsible for making this determination. To receive a reduced sales charge, you must notify the fund in writing at the time of the purchase order that a quantity discount may apply to your current purchase.


                              21
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED


You should provide your investment professional or financial institution with information or records regarding any other accounts in which there are holdings eligible to be aggregated, including:


- all of your accounts at your investment professional's firm or at your financial institution.



- all of your accounts at any other firm or financial institution.


- all accounts of any related party (such as a spouse or dependent child) held with any investment professional or financial institution.

You should keep the records necessary to demonstrate the purchase price of shares held in these accounts since neither the fund and its transfer agent nor your investment professional or financial institution may have this information.


Prior Purchases. Prior purchases of Class A shares of any selected First American Fund and/or Class A shares of any COUNTRY Fund (except a money market fund) will be factored into your sales charge calculation. You will receive credit for the current net asset value of the other Class A shares you hold at the time of your purchase, including shares held in individual retirement, custodial or personal trust accounts. For example, let's say you're making a $10,000 investment and you already own other COUNTRY Fund Class A shares that you purchased for $10,000 and selected First American Fund Class A shares that you purchased for $15,000, but are now valued at $45,000. You will receive credit for the current value of these shares and your sales charge will be based on a total purchase amount of $55,000. If the current net asset value of your shares is less than their original purchase price, you may receive credit for their original purchase price instead, but only if you provide a written request to the funds and provide them with the records necessary to demonstrate the shares' purchase price.


Purchases by Related Accounts. Concurrent and prior purchases by certain other accounts of Class A shares of any selected First American Fund and/or of Class A shares of any COUNTRY Fund (except the money market fund) also will be combined with your purchase to determine your sales charge. The fund will combine purchases made by you, your spouse or domestic partner, and your dependent children when it calculates the sales charge, including purchases in individual retirement, custodial and personal trust accounts.


Letter of Intent. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any selected First American Fund and/or of Class A shares of any COUNTRY Fund (except the money market fund), you may reduce your sales charge for Class A purchases by signing a non-binding letter of intent. If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "Class A Share Investments of Over $1 Million" below.



More information on these ways to reduce your sales charge appears in the SAI.


Purchasing Class A Shares Without a Sales Charge. The following persons may purchase the fund's Class A shares at net asset value without a sales charge:


- full-time employees of the advisor.



- directors and advisory board members of the advisor's affiliates.



- current and retired officers and directors of the funds.



- full-time employees of any broker-dealer authorized to sell fund shares.


- full-time employees of the fund's counsel.


- members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).



- persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.



- trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.



- group retirement plans sponsored or administered by affiliates of the advisor.



- group retirement plans with at least $2.5 million in plan assets. (This minimum may be waived at the discretion of the distributor for purchases by group retirement plans made through financial institutions such as banks or record keepers.)


- shareholders of any COUNTRY Fund on or before March 1, 2002, who have continuously owned shares of any COUNTRY Fund since that date. Shareholders will be deemed to have "continuously owned shares" if they exchange shares of another COUNTRY Fund series or reinvest the proceeds of redemption from another COUNTRY Fund series within 60 days of redemption. Former shareholders of the COUNTRY Money Market Fund may satisfy these requirements by a continuous investment in the First American Prime Obligations Fund.


- shareholders who purchased Class Y or Class A shares of any COUNTRY Fund with a waiver of the sales charge since March 1, 2002 and who have continuously owned such shares since.



- Full-time employees, agents, employees of agents, retirees and directors (trustees), and members of their families (i.e., parent-in-law, parent, child, spouse, domestic partner, siblings, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons) of the Illinois Agricultural Association(R), the COUNTRY(R) Insurance & Financial Services group and their affiliated companies.



                              22
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED


- shareholders investing through accounts at COUNTRY Trust Bank.

- the Illinois Agricultural Association and its affiliates and all Illinois country Farm Bureaus(R).


Class A Share Investments of Over $1 Million. There is no initial sales charge on Class A share purchases of $1 million or more (including purchases that reach the $1 million level as a result of aggregating prior purchases and purchases by related accounts). However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge
(CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase in the case of a partial redemption. If you redeem all of your shares, the CDSC is based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.



To help lower your costs, shares that are not subject to a CDSC will be redeemed first. Other shares will then be redeemed in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:



- redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.



- redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.



- redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. The systematic withdrawal limit will be based on the market value of your account at the time of each withdrawal.



- redemptions required as a result of over contribution to an IRA plan.



Switch Program.   As a condition of the Edward D. Jones & Co., L.P. ("Edward
Jones") court settlement for undisclosed revenue sharing arrangements with mutual fund complexes not affiliated with the First American Funds, Edward Jones provided its customers the opportunity to exchange shares of those mutual fund complexes for shares of other mutual funds, including the First American Funds, at net asset value during the 90 day period from August 19 until November 16, 2005.



Additional Information.   A link to information regarding the funds' sales
charge breakpoints is available on the funds' web site at http://www.firstamericanfunds.com.



HOW TO PURCHASE SHARES


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.


You may become a shareholder in the fund with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/ UTMA account). The fund has the right to waive these minimum investment requirements for shares offered through certain institutions and for employees of the fund's advisor, COUNTRY Capital Management Company, and their affiliates. The fund also has the right to reject any purchase order.



By Phone.   You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. You also may place purchase orders of $100 or more by calling COUNTRY Funds at (800) 245-2100. Funds will be transferred electronically from your bank account through the Automated Clearing House (ACH) network. Before making a purchase by electronic funds transfer, you must submit a new account form to the funds and elect this option. Be sure to include all of your banking information on the form.



By Wire.   You may purchase shares by making a wire transfer from your bank.
Before making an initial investment by wire, you must submit a new account form to the funds. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next NAV calculated after the funds' custodian receives your payment by wire. Before making any additional purchases by wire, you should call COUNTRY Funds at (800) 245-2100. You cannot purchase shares by wire on days when federally chartered banks are closed.



By Mail.   To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:


U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight express mail may be sent to:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202


                              23
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED


After you have established an account, you may purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

- all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.


- cash, money orders, cashier's checks for less than $10,000, third-party checks, Treasury checks, credit card checks, traveler's checks, starter checks, and credit cards will not be accepted.


- if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred as a result of your check failing to clear.


Investing Automatically.   To purchase shares as part of a savings discipline,
you may add to your investment on a regular basis:


- by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

- through automatic monthly exchanges of your selected First American Fund into another selected First American Fund or COUNTRY Fund of the same class.

You may apply for participation in either of these programs through your investment professional or by calling COUNTRY Funds at (800) 245-2100.


HOW TO REDEEM SHARES



When you redeem shares, the proceeds normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.



To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing securities in the fund's portfolio, rather than paying you in cash. See "Redemption in Kind" below.



By Phone.   If you purchased shares through an investment professional or financial institution, simply call them to redeem your shares.



If you did not purchase shares through an investment professional or financial institution, you may redeem your shares by calling COUNTRY Funds at (800) 245-2100. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. The First American Funds reserve the right to limit telephone redemptions to $50,000 per day.



If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.



By Mail.   To redeem shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:


U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight express mail may be sent to:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

- name of the fund.

- account number.

- dollar amount or number of shares redeemed.

- name on the account.

- signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

- you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

- you would like the check mailed to an address other than the address on the fund's records, or you have changed the address on the fund's records within the last 30 days.

- your redemption request is for $50,000 or more.

- bank information related to an automatic investment plan, telephone purchase or telephone redemption is changed.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.


                              24
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Policies and Services


Purchasing and Redeeming Shares CONTINUED



Systematic Withdrawals.   If your account has a value of $5,000 or more, you may
redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.


You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.


REDEMPTION IN KIND



Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.



REINVESTING AFTER A REDEMPTION



If you redeem Class A shares of a selected First American Fund or COUNTRY Fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another selected First American Fund or COUNTRY Fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.



HOW TO EXCHANGE SHARES



If your investment goals or your financial needs change, you may move from one selected First American Fund to another selected First American Fund or COUNTRY Fund. There is no fee to exchange shares (only Class A shares are eligible to be exchanged for selected First American Funds and COUNTRY Funds).



Generally, you may exchange your shares only for the same class of the other selected First American Fund or COUNTRY Fund. However, you may exchange your Class A shares for Class Y shares of the same or another First American Fund if you subsequently become eligible to purchase Class Y shares.

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another selected First American Fund or COUNTRY Fund, you do not have to pay a sales charge.


Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Short-Term Trading of Fund Shares" above.



By Phone.   If both funds have identical shareholder registrations, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call COUNTRY Funds at (800) 245-2100.



By Mail.   To exchange shares by written request, please follow the procedures above under "How to Redeem Shares." Be sure to include the names of both funds involved in the exchange.



ACCOUNTS WITH LOW BALANCES



If your account balance falls below $500 as a result of redeeming or exchanging shares, the funds reserve the right to either:



- deduct a $50 annual account maintenance fee, or



- close your account and send you the proceeds, less any applicable contingent deferred sales charge.



Before taking any action, however, the funds will send you written notice of the action they intend to take and give you 30 days to re-establish a minimum account balance of $500.


TELEPHONE TRANSACTIONS


You may purchase, redeem, or exchange shares by telephone, unless you elected on your application to restrict this privilege. If you wish to reinstate this option on an existing account, please call COUNTRY Funds at (800) 245-2100 to request the appropriate form.



The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations. It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.



                              25
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Polices and Services

Managing Your Investment

STAYING INFORMED


Shareholder Reports.   Shareholder reports are mailed twice a year, in November
and May for High Income Bond Fund and in December and June for the other funds. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.


In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call COUNTRY Funds at (800) 245-2100.


Statements and Confirmations.   Statements summarizing activity in your account
are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements for shares held in a brokerage account.


DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared and paid monthly for Equity Income Fund and High Income Bond Fund. For International Fund, Mid Cap Growth Opportunities Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund and Small Cap Value Fund, dividends from net investment income, if any, are declared and paid annually. For each of the funds, any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.


Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another selected First American Fund or COUNTRY Fund, or paid in cash. This request may be made on your application, by contacting your financial institution, or by calling COUNTRY Funds at (800) 245-2100. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.


TAXES


Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.


Taxes on Distributions.   Each fund pays its shareholders dividends from its net
investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).


Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends paid from the net investment income of each fund are taxable either as ordinary income or as "qualified dividends," which are taxable at the same rates as long-term capital gains (currently, subject to a maximum rate of 15%). Each fund will inform its shareholders of the portion of its dividends (if any) that constitutes "qualified dividends." Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, distributions for Mid Cap Growth Opportunities Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, and Small Cap Value Fund, are expected to consist primarily of capital gains. Distributions for High Income Bond Fund are expected to consist primarily of ordinary income and it is expected that they will not be treated as "qualified dividends" that are taxed at the same rates as long-term capital gains.


Taxes on Transactions.   The sale of fund shares, or the exchange of one fund's
shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

Foreign Tax Credits.   International Fund may be required to pay withholding and
other taxes imposed by foreign countries. If International Fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If a fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.


                              26
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Additional Information
Management


U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2005, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.



Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed full fiscal year.



                                          Management fee
                                       as a % of average
                                        daily net assets
--------------------------------------------------------
EQUITY INCOME FUND                           0.62%
MID CAP GROWTH OPPORTUNITIES FUND            0.67%
SMALL CAP GROWTH OPPORTUNITIES FUND*         1.25%
SMALL CAP SELECT FUND                        0.67%
SMALL CAP VALUE FUND                         0.68%
INTERNATIONAL FUND*                          1.04%
HIGH INCOME BOND FUND                        0.45%
--------------------------------------------------------



* Management fees were contractually lowered to 1.00% for Small Cap Growth Opportunities Fund and International Fund, effective July 1, 2005.



A discussion regarding the basis for the board of directors' approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended September 30, 2005.


Direct Correspondence to:

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Minneapolis, MN 55440-0701

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Sub-Advisor

J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

J.P. Morgan Investment Management Inc. ("J.P. Morgan"), located at 522 Fifth Avenue, New York, New York, is the sub-advisor for International Fund.


J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of September 30, 2005, J.P. Morgan and its affiliates had approximately $827 billion in assets under management.


Distributor

Quasar Distributors, LLC
615 E. Michigan Street

Milwaukee, WI 53202


PORTFOLIO MANAGEMENT

The portfolio managers primarily responsible for the Funds' management are:


Equity Income Fund.   Cori B. Johnson, CFA, Senior Equity Portfolio Manager. Ms.
Johnson has served as the primary portfolio manager of the Fund since January 1996. Ms. Johnson joined U.S. Bancorp Asset Management in 1991 and has 25 years of financial industry experience, including 14 years in portfolio management.



Gerald C. Bren, CFA, Senior Equity Portfolio Manager. Mr. Bren has co-managed the Fund since August 1994. Mr. Bren joined U.S. Bancorp Asset Management in 1972 and has 34 years of financial industry experience, including 21 years in portfolio management.



Mid Cap Growth Opportunities Fund.   Thomas A. Gunderson has served as the
primary portfolio manager for the fund since September 2005. Prior to joining U.S. Bancorp Asset Management in 2003, he managed large cap growth portfolios at Advantus Capital Management. Mr. Gunderson has been a portfolio manager for 18 years and has 23 years of financial industry experience.



Harold R. Goldstein has co-managed the fund since September 2005. Prior to joining U.S. Bancorp Asset Management in 2002, he was employed at Lutheran Brotherhood as a portfolio manager, at Shearson Lehman Brothers as manager of institutional equities in Chicago, and at Oppenheimer as an institutional sales person. Mr. Goldstein has 25 years of financial industry experience, including 11 years in portfolio management.



                              27
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Additional Information
Management CONTINUED


Small Cap Growth Opportunities Fund.   Sean A. McLeod, CFA, Equity Portfolio
Manager. Mr. McLeod has served as the primary portfolio manager for the Fund since April 2004. Mr. McLeod was employed by M&I Investment Management Corporation from December 1997 to April 2004 where he served as portfolio manager of the Marshall Small Cap Growth Fund and senior equity analyst on the Marshall Small and Mid Cap Growth Funds. Mr. McLeod has 11 years of financial industry experience.



Robert S. McDougall, CFA, Equity Portfolio Manager. Mr. McDougall has co-managed the Fund since May 2004. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. McDougall was a senior equity analyst for the Marshall Small Cap Growth Fund. He has 18 years of financial industry experience.



Small Cap Select Fund.   Allen D. Steinkopf, CFA, Equity Portfolio Manager. Mr.
Steinkopf has served as the primary portfolio manager for the Fund since July 2004. Prior to joining U.S. Bancorp Asset Management in 2003, Mr. Steinkopf was employed by Advantus Capital Management from 1986 to 2003 where he served as Vice President and Portfolio Manager. He has more than 13 years of financial industry experience.



Andrew R. Adams, CFA, Equity Portfolio Manager. Mr. Adams has co-managed the Fund since August 2004. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. Adams was the co-manager of the large cap growth portfolio at Knelman Asset Management Group in Minneapolis. Prior to that, he served as a senior equities analyst and an equities analyst at Advantus Capital Management. Mr. Adams has 10 years of financial industry experience.



Small Cap Value Fund.   Chad M. Kilmer, Senior Equity Portfolio Manager. Mr.
Kilmer has served as the primary portfolio manager for the fund since July 2005. Prior to joining U.S. Bancorp Asset Management in 2004, Mr. Kilmer served as a small-cap investment analyst at Gabelli Woodland Partners, a subsidiary of Gabelli Asset management. Mr. Kilmer has eight years of financial industry experience.



Karen L. Bowie, CFA, Equity Portfolio Manager. Ms. Bowie has co-managed the fund since July 2005. Ms. Bowie has more than 22 years of financial industry experience, 13 of which have been with U.S .Bancorp Asset Management in portfolio management, equity research, and fund management.



International Fund.   J.P. Morgan Investment Management Inc. is the sub-advisor
to the Fund as of December 2004. The International Fund is managed by a team led by James Fisher and Howard Williams. Mr. Fisher is a senior portfolio manager and managing director of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1985. Mr. Williams is a managing director and head of JPMorgan's global portfolios group based in London. He joined JPMorgan in 1994.



High Income Bond Fund.   Douglas P. Hedberg, CFA, Senior Fixed-Income Portfolio
Manager. Mr. Hedberg has served as the primary portfolio manager for the Fund since August 2001. Mr. Hedberg joined U.S. Bancorp Asset Management in 1997 and has 42 years of financial industry experience, including 27 years in portfolio management.



Philip A. Melville, CFA, Director, Taxable Fixed-Income Research. Mr. Melville has co-managed the Fund since April 2003. Prior to joining U.S. Bancorp Asset Management in 2003, he worked for New York Life Investment Management from June 2002 until April 2003 and Credit Suisse Asset Management from October 1999 until June 2002. Mr. Melville has 19 years of financial industry experience.



John T. Fruit, CFA, Senior Fixed-Income Portfolio Manager. Mr. Fruit has co-managed the Fund since November 2005. Prior to joining U.S. Bancorp Asset Management in 2001 as a senior credit research analyst, he worked for Aid Association for Lutherans as a fixed-income analyst/trader. He also previously did analysis and institutional trading for Arbor Research and Trading and worked in sales and trading in securities lending and fixed income for that firm. Mr. Fruit has more than 18 years of financial industry experience.



                              28
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Additional Information

Financial Highlights


The tables that follow present performance information about the Class A shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.



The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.


EQUITY INCOME FUND


                                                  Fiscal period
                                                      ended
                                                   October 31,                      Fiscal year ended September 30,
                                                    2005(1,2)         2005(2)      2004(2)      2003(2)      2002(2)      2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $  13.89         $  12.77     $  11.56     $   9.58     $  12.13     $ 16.29
                                                     --------         --------     --------     --------     --------     -------
Investment Operations:
 Net Investment Income                                   0.01             0.20         0.18         0.18         0.16        0.29
 Realized and Unrealized Gains (Losses) on
  Investments                                           (0.22)            1.15         1.23         1.99        (2.48)      (0.74)
                                                     --------         --------     --------     --------     --------     -------
 Total From Investment Operations                       (0.21)            1.35         1.41         2.17        (2.32)      (0.45)
                                                     --------         --------     --------     --------     --------     -------

Less Distributions:
 Dividends (from net investment income)                 (0.01)           (0.22)       (0.20)       (0.19)       (0.19)      (0.32)
 Distributions (from net realized gains)                   --            (0.01)          --           --        (0.04)      (3.39)
                                                     --------         --------     --------     --------     --------     -------
 Total Distributions                                    (0.01)           (0.32)       (0.20)       (0.19)       (0.23)      (3.71)
                                                     --------         --------     --------     --------     --------     -------
Net Asset Value, End of Period                       $  13.67         $  13.89     $  12.77     $  11.56     $   9.58     $ 12.13
                                                     ========         ========     ========     ========     ========     =======
Total Return(3)                                         (1.53)%          10.65%       12.26%       22.81%      (19.51)%     (3.89)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $171,998         $176,878     $184,381     $144,282     $128,142     $24,557
Ratio of Expenses to Average Net Assets                  1.20%            1.16%        1.15%        1.15%        1.15%       1.00%
Ratio of Net Investment Income to Average
 Net Assets                                              0.70%            1.51%        1.39%        1.70%        1.43%       1.97%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                     1.20%            1.19%        1.19%        1.20%        1.20%       1.15%
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                          0.70%            1.48%        1.35%        1.65%        1.38%       1.82%
Portfolio Turnover Rate                                    --               27%          12%          43%          38%         33%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              29
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Additional Information
Financial Highlights CONTINUED

MID CAP GROWTH OPPORTUNITIES FUND(1)


                                                    Fiscal period                                                   Fiscal period
                                                        ended                                                           ended
                                                     October 31,           Fiscal year ended September 30,          September 30,
                                                      2005(2,3)      2005(3)     2004(3)     2003(3)      2002        2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                  $  41.55       $  38.19    $  33.68    $  26.45    $ 28.33       $ 54.63
                                                      --------       --------    --------    --------    -------       -------
Investment Operations:
 Net Investment Loss                                     (0.02)         (0.24)      (0.30)      (0.18)     (0.11)        (0.06)
 Realized and Unrealized Gains (Losses) on
  Investments                                            (0.76)          9.65        5.88        7.41      (1.77)        (8.40)
                                                      --------       --------    --------    --------    -------       -------
Total From Investment Operations                         (0.78)          9.41        5.58        7.23      (1.88)        (8.46)
                                                      --------       --------    --------    --------    -------       -------
Less Distributions:
 Distributions (from net realized gains)                    --          (6.05)      (1.07)         --         --        (17.84)
                                                      --------       --------    --------    --------    -------       -------
 Total Distributions                                        --          (6.05)      (1.07)         --         --        (17.84)
                                                      --------       --------    --------    --------    -------       -------
Net Asset Value, End of Period                        $  40.77       $  41.55    $  38.19    $  33.68    $ 26.45       $ 28.33
                                                      ========       ========    ========    ========    =======       =======
Total Return(5)                                          (1.88)%        26.25%      16.88%      27.33%     (6.64)%      (20.00)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                       $314,830       $317,906    $173,436    $154,499    $75,002       $82,043
Ratio of Expenses to Average Net Assets                   1.23%          1.21%       1.20%       1.20%      1.20%         1.20%
Ratio of Net Investment Loss to Average Net
 Assets                                                  (0.72)%        (0.62)%     (0.79)%     (0.58)%    (0.34)%       (0.19)%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                      1.23%          1.24%       1.24%       1.25%      1.26%         1.22%
Ratio of Net Investment Loss to Average Net
 Assets (excluding waivers)                              (0.72)%        (0.65)%     (0.83)%     (0.63)%    (0.40)%       (0.21)%
Portfolio Turnover Rate                                      9%           107%        135%        145%       162%          204%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar MidCap Core Equity Fund, which merged into the Mid Cap Growth Opportunities Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              30
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Additional Information
Financial Highlights CONTINUED

SMALL CAP GROWTH OPPORTUNITIES FUND(1)


                                           Fiscal period                                                            Fiscal period
                                               ended                                                                    ended
                                            October 31,                Fiscal year ended September 30,              September 30,
                                             2005(2,3)         2005(3)      2004(3)       2003(3)       2002          2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period          $ 23.75          $ 21.74      $  21.95      $ 13.86      $ 16.89         $ 31.26
                                              -------          -------      --------      -------      -------         -------
Investment Operations:
 Net Investment Loss                            (0.02)           (0.32)        (0.35)       (0.28)       (0.26)          (0.17)
 Realized and Unrealized Gains
  (Losses) on Investments                       (0.94)            5.28          0.27         8.37        (2.74)          (5.20)
                                              -------          -------      --------      -------      -------         -------
 Total From Investment Operations               (0.96)            4.96         (0.08)        8.09        (3.00)          (5.37)
                                              -------          -------      --------      -------      -------         -------
Less Distributions:
 Distributions (from net realized
  gains)                                           --            (2.95)        (0.13)          --           --           (9.00)
 Distributions (from return of
  capital)                                         --               --            --           --        (0.03)             --
                                              -------          -------      --------      -------      -------         -------
Total Distributions                                --            (2.95)        (0.13)          --        (0.03)          (9.00)
                                              -------          -------      --------      -------      -------         -------
Net Asset Value, End of Period                $ 22.79          $ 23.75      $  21.74      $ 21.95      $ 13.86         $ 16.89
                                              =======          =======      ========      =======      =======         =======
Total Return(5)                                 (4.04)%          24.21         (0.39)%      58.37%      (17.84)%        (21.51)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)               $78,357          $84,567      $101,031      $81,999      $44,834         $45,233
Ratio of Expenses to Average Net
 Assets                                          1.47%            1.82%         1.93%        1.93%        1.93%           1.93%
Ratio of Net Investment Loss to
 Average Net Assets                             (1.17)%          (1.42)%       (1.42)%      (1.63)%      (1.53)%         (0.91)%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                      1.56%            1.87%         1.96%        1.97%        1.97%           1.99%
Ratio of Net Investment Loss to
 Average Net Assets (excluding
 waivers)                                       (1.26)%          (1.47)%       (1.45)%      (1.67)%      (1.57)%         (0.97)%
Portfolio Turnover Rate                            14%             190%          178%         137%         123%            125%
---------------------------------------------------------------------------------------------------------------------------------


(1)The financial highlights prior to September 24, 2001 are those of the Firstar MicroCap Fund, which merged into the Small Cap Growth Opportunities Fund on that date.


(2)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.


(3)Per share data calculated using average shares outstanding method.

(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                              31
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Additional Information
Financial Highlights CONTINUED

SMALL CAP SELECT FUND(1)


                                            Fiscal period                                                           Fiscal period
                                                ended                         Fiscal year ended                         ended
                                             October 31,                        September 30,                       September 30,
                                              2005(2,3)        2005(3)       2004(3)      2003(3)      2002(3)        2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period          $  15.82         $  15.95      $ 14.52      $ 10.68      $ 11.97         $ 17.60
                                              --------         --------      -------      -------      -------         -------
Investment Operations:
 Net Investment Loss                             (0.01)           (0.08)       (0.12)       (0.09)       (0.10)          (0.03)
 Realized and Unrealized Gains
  (Losses) on Investments                        (0.48)            3.10         2.60         3.93        (0.30)          (1.89)
                                              --------         --------      -------      -------      -------         -------
 Total From Investment Operations                (0.49)            3.02         2.48         3.84        (0.40)          (1.92)
                                              ========         ========      =======      =======      =======         =======
Less Distributions:
 Dividends (from net investment
  income)                                           --               --           --           --           --              --
 Distributions (from net realized
  gains)                                            --            (3.15)       (1.05)          --        (0.89)          (3.71)
                                              --------         --------      -------      -------      -------         -------
Total Distributions                                 --            (3.15)       (1.05)          --        (0.89)          (3.71)
                                              --------         --------      -------      -------      -------         -------
Net Asset Value, End of Period                $  15.33         $  15.82      $ 15.95      $ 14.52      $ 10.68         $ 11.97
                                              ========         ========      =======      =======      =======         =======
Total Return(5)                                  (3.10)%          20.46%       17.64%       35.96%       (4.56)%        (12.63)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)               $104,568         $107,270      $97,775      $73,445      $33,586         $17,351
Ratio of Expenses to Average Net
 Assets                                           1.25%            1.22%        1.21%        1.21%        1.21%           1.19%
Ratio of Net Investment Loss to
 Average Net Assets                              (0.92)%          (0.53)%      (0.76)%      (0.73)%      (0.81)%         (0.24)%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                       1.25%            1.25%        1.24%        1.25%        1.25%           1.22%
Ratio of Net Investment Loss to
 Average Net Assets (excluding
 waivers)                                        (0.92)%          (0.56)%      (0.79)%      (0.77)%      (0.85)%         (0.27)%
Portfolio Turnover Rate                             14%             122%         116%         145%         171%            204%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar Small Cap Core Equity Fund, which merged into the Small Cap Select Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              32
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Additional Information
Financial Highlights CONTINUED

SMALL CAP VALUE FUND


                                                  Fiscal period
                                                      ended
                                                   October 31,                     Fiscal year ended September 30,
                                                    2005(1,2)        2005(2)       2004(2)      2003(2)      2002(2)      2001(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                $  16.78         $  16.84      $ 14.28      $ 11.26      $ 13.40      $ 17.09
                                                    --------         --------      -------      -------      -------      -------
Investment Operations:
 Net Investment Income (Loss)                           0.01             0.03         0.03           --        (0.02)        0.02
 Realized and Unrealized Gains (Losses) on
  Investments                                          (0.45)            2.63         3.13         3.02        (0.13)       (0.97)
                                                    --------         --------      -------      -------      -------      -------
 Total From Investment Operations                      (0.44)            2.66         3.16         3.02        (0.15)       (0.95)
                                                    --------         --------      -------      -------      -------      -------

Less Distributions:
 Dividends (from net investment income)                   --            (0.06)       (0.04)          --           --        (0.05)
 Distributions (from net realized gains)                  --            (2.66)       (0.56)          --        (1.99)       (2.69)
                                                    --------         --------      -------      -------      -------      -------
Total Distributions                                                     (2.72)       (0.60)          --        (1.99)       (2.74)
                                                    --------         --------      -------      -------      -------      -------
Net Asset Value, End of Period                      $  16.34         $  16.78      $ 16.84      $ 14.28      $ 11.26      $ 13.40
                                                    ========         ========      =======      =======      =======      =======
Total Return(3)                                        (2.62)%          16.78%       22.70%       26.86%       (2.19)%      (6.36)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                     $ 46,467         $ 48,128      $43,192      $32,416      $27,205      $34,292
Ratio of Expenses to Average Net Assets                 1.25%            1.24%        1.23%        1.23%        1.23%        1.15%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                     0.78%            0.19%        0.21%        0.02%       (0.12)%       0.11%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    1.25%            1.26%        1.25%        1.25%        1.26%        1.15%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (excluding waivers)                 0.78%            0.17%        0.19%          --        (0.15)%       0.11%
Portfolio Turnover Rate                                   15%              72%          34%          49%          37%          53%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(2)Per share data calculated using average shares outstanding method.



(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              33
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Additional Information
Financial Highlights CONTINUED


INTERNATIONAL FUND(1)



                                            Fiscal period                                                           Fiscal period
                                                ended                                                                   ended
                                             October 31,               Fiscal year ended September 30,              September 30,
                                              2005(2,3)         2005(3)      2004(3)      2003(3)      2002(3)        2001(3,4)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period           $ 12.24          $ 10.19      $ 8.99       $  7.33      $  8.96         $ 13.96
                                               -------          -------      -------      -------      -------         -------
Investment Operations:
 Net Investment Income                            0.01             0.09        0.03          0.06           --            0.10
 Realized and Unrealized Gains
  (Losses) on Investments                        (0.24)            2.02        1.22          1.60        (1.63)          (3.63)
                                               -------          -------      -------      -------      -------         -------
 Total From Investment Operations                (0.23)            2.11        1.25          1.66        (1.63)          (3.53)
                                               -------          -------      -------      -------      -------         -------
Less Distributions:
 Dividends (from net investment
  income)                                           --            (0.06)      (0.05)           --           --           (0.10)
 Distributions (from net realized
  gains)                                            --               --          --            --           --           (1.37)
                                               -------          -------      -------      -------      -------         -------
 Total Distributions                                --            (0.06)      (0.05)           --           --           (1.47)
                                               -------          -------      -------      -------      -------         -------
Net Asset Value, End of Period                 $ 12.01          $ 12.24      $10.19       $  8.99      $  7.33         $  8.96
                                               =======          =======      =======      =======      =======         =======
Total Return(5)                                  (1.88)%          20.80%      13.91%        22.65%      (18.19)%        (28.00)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                $48,439          $48,851      $44,851      $39,251      $37,232         $64,907
Ratio of Expenses to Average Net
 Assets                                           1.51%            1.56%       1.60%         1.60%        1.60%           1.49%
Ratio of Net Investment Income to
 Average Net Assets                               0.58%            0.77%       0.31%         0.77%        0.04%           1.02%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                       1.55%            1.61%       1.64%         1.65%        1.66%           1.59%
Ratio of Net Investment Income (Loss)
 to Average Net Assets (excluding
 waivers)                                         0.54%            0.72%       0.27%         0.72%       (0.02)%          0.92%
Portfolio Turnover Rate                             --               74%         77%           82%          72%             72%
---------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to September 24, 2001 are those of the Firstar International Growth Fund, which merged into the International Fund on that date.



(2)For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.



(3)Per share data calculated using average shares outstanding method.



(4)For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.



(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              34
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

Additional Information
Financial Highlights CONTINUED

HIGH INCOME BOND FUND(1)


                                                                                                                   Fiscal period
                                                                                                                       ended
                                                                      Fiscal year ended September 30,              September 30,
                                                               2005(2)      2004(2)      2003(2)       2002          2001(2,3)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $  9.45      $  9.13      $  7.90      $  9.23         $ 9.93
                                                               -------      -------      -------      -------         ------
Investment Operations:
 Net Investment Income                                            0.66         0.68         0.68         0.65           0.02
 Realized and Unrealized Gains (Losses) on Investments           (0.04)        0.32         1.24        (1.21)         (0.68)
                                                               -------      -------      -------      -------         ------
Total From Investment Operations                                  0.62         1.00         1.92        (0.56)         (0.66)
                                                               -------      -------      -------      -------         ------
Less Distributions:
 Dividends (from net investment income)                          (0.66)       (0.68)       (0.69)       (0.70)         (0.04)
 Distributions (from return of capital)                             --(4)        --           --        (0.07)            --
                                                               -------      -------      -------      -------         ------
 Total Distributions                                             (0.66)       (0.68)       (0.69)       (0.77)         (0.04)
                                                               -------      -------      -------      -------         ------
Net Asset Value, End of Period                                 $  9.41      $  9.45      $  9.13      $  7.90         $ 9.23
                                                               =======      =======      =======      =======         ======
Total Return(5)                                                   6.74%       11.30%       25.30%       (6.66)%        (6.55)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $34,144      $43,842      $42,013      $23,900         $  161
Ratio of Expenses to Average Net Assets                           1.02%        1.00%        1.06%        1.10%          1.10%
Ratio of Net Investment Income to Average Net Assets              6.88%        7.25%        7.72%        7.64%          6.53%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                         1.27%        1.26%        1.24%        1.47%          1.33%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                              6.63%        6.99%        7.54%        7.27%          6.30%
Portfolio Turnover Rate                                             77%          80%         122%          86%            53%
--------------------------------------------------------------------------------------------------------------------------------



(1)The financial highlights prior to March 17, 2003 are those of the First American High Yield Bond Fund, which merged into the High Income Bond Fund on that date.



(2)Per share data calculated using average shares outstanding method.



(3)Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.



(4)Includes a tax return of capital of less than $0.01.



(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                              35
                      PROSPECTUS - Selected First American Funds
                                    Class A Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION


More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports, and on the First American Funds' Internet Web site.


FIRST AMERICAN FUNDS WEB SITE


Information about the First American Funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.


You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.


Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.


SEC file number:  811-05309                                       PROLRGR  12/05

--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION


                             DATED DECEMBER 30, 2005



                                  EQUITY FUNDS


                                  BALANCED FUND
                               EQUITY INCOME FUND
                                EQUITY INDEX FUND
                               INTERNATIONAL FUND
                       LARGE CAP GROWTH OPPORTUNITIES FUND
                              LARGE CAP SELECT FUND
                              LARGE CAP VALUE FUND
                        MID CAP GROWTH OPPORTUNITIES FUND
                               MID CAP INDEX FUND
                               MID CAP VALUE FUND
                           REAL ESTATE SECURITIES FUND
                       SMALL CAP GROWTH OPPORTUNITIES FUND
                              SMALL CAP INDEX FUND
                              SMALL CAP SELECT FUND
                              SMALL CAP VALUE FUND
                             SMALL-MID CAP CORE FUND


                                   BOND FUNDS


                                 CORE BOND FUND
                              HIGH INCOME BOND FUND
                       INFLATION PROTECTED SECURITIES FUND
                        INTERMEDIATE GOVERNMENT BOND FUND
                           INTERMEDIATE TERM BOND FUND
                              SHORT TERM BOND FUND
                             TOTAL RETURN BOND FUND
                          U.S. GOVERNMENT MORTGAGE FUND


                                 TAX FREE FUNDS


                              ARIZONA TAX FREE FUND
                      CALIFORNIA INTERMEDIATE TAX FREE FUND
                            CALIFORNIA TAX FREE FUND
                       COLORADO INTERMEDIATE TAX FREE FUND
                             COLORADO TAX FREE FUND
                           INTERMEDIATE TAX FREE FUND
                      MINNESOTA INTERMEDIATE TAX FREE FUND
                             MINNESOTA TAX FREE FUND
                             MISSOURI TAX FREE FUND
                             NEBRASKA TAX FREE FUND
                               OHIO TAX FREE FUND
                        OREGON INTERMEDIATE TAX FREE FUND
                               SHORT TAX FREE FUND
                                  TAX FREE FUND





     This Statement of Additional Information relates to the Class A, Class B, Class C, Class R and Class Y Shares of the funds named above (the "Funds"), each of which is a series of First American Investment Funds, Inc. ("FAIF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectuses dated December 30, 2005. The financial statements included as part of the Funds' Annual Reports to shareholders for the fiscal year ended September 30, 2005 for all funds and for the fiscal period ended October 31, 2005 for the Equity Funds are incorporated by reference into this Statement of Additional Information. This Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of Prospectuses or the Funds' Annual Report(s) at no charge, write the Funds' distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-FUND. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
GENERAL INFORMATION................................................            1

ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS.................            2
   SHORT-TERM TEMPORARY INVESTMENTS................................            2
   U.S. GOVERNMENT SECURITIES......................................            3
   REPURCHASE AGREEMENTS...........................................            3
   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS...................            4
   DOLLAR ROLLS....................................................            4
   LENDING OF PORTFOLIO SECURITIES.................................            5
   OPTIONS TRANSACTIONS............................................            5
   FUTURES AND OPTIONS ON FUTURES..................................            8
   CFTC INFORMATION................................................           10
   FIXED INCOME SECURITIES - EQUITY FUNDS..........................           10
   FOREIGN SECURITIES..............................................           11
   FOREIGN CURRENCY TRANSACTIONS...................................           13
   MORTGAGE-BACKED SECURITIES......................................           14
   ADJUSTABLE RATE MORTGAGE SECURITIES.............................           17
   CORPORATE DEBT SECURITIES.......................................           17
   REAL ESTATE INVESTMENT TRUST ("REIT") SECURITIES................           18
   ASSET-BACKED SECURITIES.........................................           18
   COLLATERALIZED DEBT OBLIGATIONS.................................           18
   INFLATION PROTECTED SECURITIES..................................           19
   MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS.................           20
   TEMPORARY TAXABLE INVESTMENTS...................................           21
   INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS.....................           22
   ZERO COUPON SECURITIES..........................................           23
   INTEREST RATE CAPS AND FLOORS...................................           23
   SWAP AGREEMENTS.................................................           23
   GUARANTEED INVESTMENT CONTRACTS.................................           24
   DEBT OBLIGATIONS RATED LESS THAN INVESTMENT GRADE...............           24
   BRADY BONDS.....................................................           25
   FIXED AND FLOATING RATE DEBT OBLIGATIONS........................           26
   PAYMENT-IN-KIND DEBENTURES AND DELAYED INTEREST SECURITIES......           26
   PREFERRED STOCK; Convertible Securities.........................           26
   TRUST PREFERRED SECURITIES......................................           26
   PARTICIPATION INTERESTS.........................................           27
   EXCHANGE TRADED FUNDS...........................................           27
   CLOSED-END INVESTMENT COMPANIES.................................           27
   SPECIAL FACTORS AFFECTING SINGLE STATE TAX FREE FUNDS...........           27

INVESTMENT RESTRICTIONS............................................           47

PORTFOLIO TURNOVER.................................................

FUND NAMES.........................................................           49

DISCLOSURE OF PORTFOLIO HOLDINGS...................................           49
   Public Disclosure...............................................           49
   Nonpublic Disclosure............................................           50
DIRECTORS AND EXECUTIVE OFFICERS...................................           51
   INDEPENDENT DIRECTORS...........................................           52
   EXECUTIVE OFFICERS..............................................           53
   STANDING COMMITTEES OF THE BOARD OF DIRECTORS...................           55

   FUND SHARES OWNED BY THE DIRECTORS..............................           57
   COMPENSATION....................................................           58
   SALES LOADS.....................................................           60

CODE OF ETHICS.....................................................           60

PROXY VOTING POLICIES..............................................           60

INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS...............           61
   INVESTMENT ADVISOR..............................................           61
   SUB-ADVISOR FOR INTERNATIONAL FUND..............................           64
   ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS...................           65
   ADMINISTRATOR...................................................           67
   TRANSFER AGENT..................................................
   DISTRIBUTOR.....................................................           71
   CUSTODIANS AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....           80

PORTFOLIO MANAGERS.................................................           81
   Compensation....................................................           81
   JP Morgan Compensation..........................................           81
   JP Morgan Similar Accounts......................................           84
   Portfolio Manager Ownership.....................................           86

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE.................           88

CAPITAL STOCK......................................................           94

NET ASSET VALUE AND PUBLIC OFFERING PRICE..........................          128

TAXATION...........................................................          133

REDUCING SALES CHARGES.............................................          135
   CLASS A SALES CHARGE............................................          135
   SALES OF CLASS A SHARES AT NET ASSET VALUE......................          136
   Reinvestment Right..............................................          137
ADDITIONAL INFORMATION ABOUT PURCHASING CLASS Y SHARES.............          137

ADDITIONAL INFORMATION ABOUT REDEEMING SHARES......................          138
   BY TELEPHONE....................................................          138
   BY MAIL.........................................................          138
   REDEMPTIONS BEFORE PURCHASE INSTRUMENTS CLEAR...................          138

FINANCIAL STATEMENTS...............................................          139

RATINGS............................................................   APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES...............................   APPENDIX B

                               GENERAL INFORMATION

     First American Investment Funds, Inc. ("FAIF") was incorporated in the State of Maryland on August 20, 1987 under the name "SECURAL Mutual Funds, Inc." The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name "SECURAL Mutual Funds, Inc." be changed to "First American Investment Funds, Inc."

     FAIF is organized as a series fund and currently issues its shares in 38 series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAIF to which this Statement of Additional Information relates are named on the cover. These series are referred to in this Statement of Additional Information as the "Funds."


     For purposes of this Statement of Additional Information, "Equity Funds," "Bond Funds," and "Tax Free Funds" shall consist of the Funds identified as such on the cover of this Statement of Additional Information The Funds are open-end management investment companies and, except for the Tax Free Funds (other than Tax Free Fund, Short Tax Free Fund and Intermediate Tax Free Fund) and Real Estate Securities Fund, are diversified investment companies. The Tax Free Funds (other than Tax Free Fund, Short Tax Free Fund and Intermediate Tax Free Fund) and Real Estate Securities Fund are non-diversified investment companies.



     Shareholders may purchase shares of each Fund through five separate classes, Class A, Class B (except for certain Bond Funds and the Tax Free Funds), Class C (except certain Bond Funds and certain Tax Free Funds), Class R (except for certain Bond Funds and the Tax Free Funds) and Class Y, which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), the Funds may also provide for variations in other costs among the classes. In addition, a sales load is imposed on the sale of Class A, Class B and Class C Shares of the Funds. Except for the foregoing differences among the classes pertaining to costs and fees, each share of each Fund represents an equal proportionate interest in that Fund.



     The Articles of Incorporation and Bylaws of FAIF provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Maryland corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of FAIF, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of investment advisory contracts and amendments thereto, and for amendments to Rule 12b-1 distribution plans.



     This Statement of Additional Information may also refer to affiliated investment companies, including: First American Funds, Inc. ("FAF"); First American Strategy Funds, Inc. ("FASF"); and eight separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.--II, American Strategic Income Portfolio Inc.--II, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., American Select Portfolio Inc., and American Income Fund, Inc.), collectively referred to as the First American Closed-End Funds ("FACEF").

               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS


     The principal investment strategies of each Fund are set forth in that Fund's Prospectuses. Additional information concerning principal investment strategies of the Funds, and other investment strategies that may be used by the Funds, is set forth below. The Funds have attempted to identify investment strategies that will be employed in pursuing each Fund's investment objective. However, in the absence of an affirmative limitation, a Fund may utilize any strategy or technique that is consistent with its investment objective. The Funds do not anticipate that any such strategy or technique would exceed 5% of a Fund's assets absent specific identification of that practice. Additional information concerning the Funds' investment restrictions is set forth below under "Investment Restrictions."


     If a percentage limitation on investments by a Fund stated in this SAI or the Prospectuses is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. A Fund which is limited to investing in securities with specified ratings or of a certain credit quality is not required to sell a security if its rating is reduced or its credit quality declines after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets (other than High Income Bond Fund, Total Return Bond Fund, Inflation Protected Securities Fund and, to the extent it can invest in convertible debt securities, Equity Income Fund) be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), Fitch, Inc. ("Fitch") and Moody's Investors Service, Inc. ("Moody's) are contained in Appendix A.



     References in this section to the Advisor also apply, to the extent applicable, to any Sub-advisor to a Fund.


SHORT-TERM TEMPORARY INVESTMENTS

     In an attempt to respond to adverse market, economic, political or other conditions, each of the Funds may temporarily invest without limit in a variety of short-term instruments such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Fund; securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to an advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which the Funds may so invest include money market funds advised by U.S. Bancorp Asset Management, Inc., the Funds' investment advisor ("U.S. Bancorp Asset Management" or the "Advisor"), subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission ("SEC") with respect thereto.

     Tax Free Funds, Bond Funds and the Balanced Fund may also invest in Eurodollar certificates of deposit issued by foreign branches of United States or foreign banks; Eurodollar time deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee certificates of deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. In each instance, these Funds may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

     Short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Advisor to the extent permitted by an exemptive order issued by the Securities and Exchange Commission with respect to the Funds. A brief description of certain kinds of short-term instruments follows:


     Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Subject to the limitations described in the Prospectuses, the Funds may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's, Fitch or Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Funds also may invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's, Fitch and Moody's, see Appendix A.


     Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.


     Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.


     Variable Rate Demand Obligations. Variable rate demand obligations ("VRDO") are securities in which the interest rate is adjusted at pre-designated periodic intervals. VRDOs may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice.

U.S. GOVERNMENT SECURITIES

     Balanced Fund and the Bond Funds, other than High Income Bond Fund, invest in U.S. government securities as a principal investment strategy. The other Funds may invest in such securities as a non-principal investment strategy. The U.S. government securities in which the Funds may invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Funds invest principally are:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

     - notes, bonds, and discount notes issued and guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

     - notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

     The government securities in which the Funds may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities, such as Government National Mortgage Association ("GNMA") mortgage-backed securities, are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so. See "-- Mortgage-Backed Securities" below for a description of these securities and the Funds that may invest in them.

REPURCHASE AGREEMENTS

     Each of the Funds other than Intermediate Government Bond Fund may invest in repurchase agreements as a non-principal investment strategy. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.


     The Funds' custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS


     Each of the Funds (excluding Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund) may purchase securities on a when-issued or delayed delivery basis as a non-principal investment strategy. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will segregate cash or liquid securities in an amount sufficient to meet its purchase commitments.


     The purchase of securities on a when-issued or delayed delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.


     When a Fund agrees to purchase securities on a when-issued or delayed delivery basis, the Fund will segregate cash or liquid securities in an amount sufficient to meet the Fund's purchase commitments. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its 'purchase commitments, its liquidity and the ability of the Advisor to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever became significant. Under normal market conditions, however, a Fund's commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.


DOLLAR ROLLS

     Balanced Fund (with respect to its fixed income assets) and the Bond Funds other than Intermediate Government Bond Fund may enter into mortgage "dollar rolls" in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. Core Bond Fund, Total Return Bond Fund and Intermediate Term Bond Fund do so as a principal investment strategy. In a mortgage dollar roll, a Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will segregate until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

LENDING OF PORTFOLIO SECURITIES


     In order to generate additional income, as a non-principal investment strategy each of the Funds other than Intermediate Government Bond Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into domestic loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.






     In these loan arrangements, the Funds will receive collateral in the form of cash, United States government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. This collateral must be valued daily by the Advisor or the applicable Fund's lending agent and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the lending Fund or the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.



     When a Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute "qualified dividends" taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. See "Taxation."



     The Advisor acts as securities lending agent for the Funds and receives separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting the Advisor to provide such services and receive such compensation. The Advisor currently receives fees equal to 35% of the Funds' income from securities lending transactions. Effective January 1, 2006, this fee will be reduced to 32%.


OPTIONS TRANSACTIONS

     To the extent set forth below, the Funds may purchase put and call options on securities, stock indices, interest rate indices, commodity indices, and/or foreign currencies. These transactions will be undertaken for the purpose of reducing risk to the Funds; that is, for "hedging" purposes, or, in the case of options written by a Fund, to produce additional income. Options on futures contracts are discussed below under "-- Futures and Options on Futures."

     Options on Securities. As a principal investment strategy, the Equity Funds (other than Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund), the Tax Free Funds and the Bond Funds (other than Intermediate Government Bond Fund) may purchase put and call options on securities they own or have the right to acquire. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

     A Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, a Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

     Options on Stock, Interest Rate and Commodity Indices. As principal investment strategies, Balanced Fund and the Equity Funds may purchase put and call options on stock indices, Balanced Fund, the Bond Funds (other than Intermediate Government Bond Fund) and the Tax Free Funds may purchase put and call options on interest rate indices and Inflation Protected Securities Fund may purchase put and call options on commodity indices. An option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, for the premium received, to make delivery of this amount. Settlements for index options are always in cash. Gain or loss depends on market movements with respect to specific financial instruments or commodities. The multiplier for index options determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current value of the underlying index. Options on different indices may have different multipliers.

     Options on Currencies. Foreign currency options are discussed in detail below under " -- Foreign Currency Transactions - Foreign Currency Options."

     Writing Call Options--Equity Funds. As a principal investment strategy, the Equity Funds may write (sell) covered call options covering up to 25% of the equity securities owned by such Funds, except that International Fund may write
(sell) covered call options covering up to 50% of the equity securities owned by such Fund. These transactions would be undertaken principally to produce additional income.

     Writing Options--Inflation Protected Securities Fund. Inflation Protected Securities Fund may write (sell) covered put and call options as a principal investment strategy. These transactions would be undertaken principally to produce additional income. The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying instrument.


     Covered Options. The Funds will write options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other liquid assets in such amount are segregated) upon conversion or exchange of the securities held by the Fund. For a call option on an index or currency, the option is covered if the Fund segregates liquid assets in an amount equal to the contract value of the index or currency. A call option is also covered if the Fund holds a call on the same security, index or currency as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets. A put option on a security, currency or index is "covered" if the Fund segregates liquid assets equal to the exercise price. A put option is also covered if the Fund holds a put on the same security, currency or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated liquid assets. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."


     Expiration or Exercise of Options. If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, currency or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realized a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security, currency or index in relation to the exercise price of the option, the volatility of the underlying security, currency or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked price.

     Risks Associated with Options Transactions. There are several risks associated with options transactions. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill it obligations as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put) or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding

     Limitations. None of the Funds other than International Fund will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

FUTURES AND OPTIONS ON FUTURES

     The Funds other than Intermediate Government Bond Fund may engage in futures transactions and options on futures as a principal investment strategy, including stock and interest rate index futures contracts and options thereon and, with respect to Inflation Protected Securities Fund only, commodity and commodity index futures contracts and options thereon. Certain Funds may also enter into foreign currency futures transactions, which are discussed in more detail below under " --Foreign Currency Transactions."

     A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

     An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. Inflation Protected Securities Fund may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed upon when the contract is made.

     Futures options possess many of the same characteristics as options on securities, currencies and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     The Funds intend generally to use futures contracts and futures options to hedge against market risk. For example, a Bond Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. The Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce a Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirement on foreign exchanges may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Futures transactions also involve brokerage costs and the Fund may have to segregate additional liquid assets in accordance with applicable SEC requirements.

     Although some futures contracts call for making or taking delivery of the underlying currency, securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying currency, security or commodity, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations.

     Limitations on Use of Futures and Futures Options. Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain a Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

     Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

     Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for Inflation Protected Securities Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

     Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject Inflation Protected Securities Fund's investments to greater volatility than investments in traditional securities.

CFTC INFORMATION


     The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended (the "CEA"). The CFTC requires the registration of a Commodity Pool Operator (a "CPO"), which is defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which files a notice of eligibility. The Funds have filed a notice of eligibility claiming exclusion from the status of CPO and, therefore, are not subject to registration or regulation as a CPO under the CEA.


FIXED INCOME SECURITIES -- EQUITY FUNDS


     The fixed income securities in which the Equity Funds may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above under "Short-Term Investments." Balanced Fund and Equity Income Fund may invest in these securities as a principal investment strategy. The other Equity Funds may invest in these securities as a non-principal investment strategy. Investments in nonconvertible preferred stocks and nonconvertible corporate debt securities will be limited to investment-grade securities, defined as securities which are rated at the time of purchase by two of Moody's, Standard & Poor's and Fitch not less than Baa3, BBB- and BBB- (or the equivalent short-term ratings), respectively, unless only one of those rating agencies provides a rating, in which case that rating must be at least Baa3 or BBB-, or which are of comparable quality in the judgment of the Advisor. Obligations rated BBB, Baa3 or their equivalent have speculative characteristics and carry a somewhat higher risk of default than higher rated obligations.

     In addition, Equity Income Fund may invest up to 25% of its total assets and each of the other Equity Funds may invest up to 5% of its net assets, in less than investment grade convertible debt obligations. For a description of such obligations and the risks associated therewith, see "-- Debt Obligations Rated Less Than Investment Grade."

     The fixed income securities specified above are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).

FOREIGN SECURITIES

     General. The Equity Funds, Short Term Bond Fund, Intermediate Term Bond Fund, Core Bond Fund, Total Return Bond Fund, High Income Bond Fund and Inflation Protected Securities Fund may invest in foreign securities as a principal investment strategy.

     Under normal market conditions, International Fund invests principally in foreign securities and the other Equity Funds (other than Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund) each may invest up to 25% of its total assets (25% of the equity portion of the Balanced Fund) in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts.


     Short Term Bond Fund, Intermediate Term Bond Fund, Core Bond Fund, and High Income Bond Fund may invest up to 25% of total assets, and Inflation Protected Securities Fund and Total Return Bond Fund each may invest without limitation, in foreign securities payable in United States dollars. These securities may include securities issued or guaranteed by (i) the Government of Canada, any Canadian Province or any instrumentality and political subdivision thereof; (ii) any other foreign government agency or instrumentality; (iii) foreign subsidiaries of U.S. corporations and (iv) foreign issuers having total capital and surplus at the time of investment of at least $1 billion. In addition, Inflation Protected Securities Fund may invest up to 20% of its net assets and Total Return Bond Fund may invest up to 20% of its total assets in non-dollar denominated foreign securities.


     Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

     In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.


     Emerging Markets. International Fund and Total Return Bond Fund may invest in securities issued by the governmental and corporate issuers that are located in emerging market countries as a principal investment strategy. Core Bond Fund, High Income Bond Fund, Inflation protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund and Balanced Fund may invest in such securities as a non-principal investment strategy, but only if the securities are rated investment grade. Investments in securities of issuers in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
(iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the limited development and recent emergence, in certain countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in such countries.

     Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain (particularly Eastern European) countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of such countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in many developing countries. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

     Certain countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

     Authoritarian governments in certain countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.


     American Depositary Receipts and European Depositary Receipts. United States dollar-denominated American Depositary Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many American Depositary Receipts. The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. International Fund also may invest in European Depositary Receipts, which are receipts evidencing an arrangement with a European bank similar to that for American Depositary Receipts and which are designed for use in the European securities markets. European Depositary Receipts are not necessarily denominated in the currency of the underlying security.


     Certain American Depositary Receipts and European Depositary Receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

     Foreign Securities Exchanges. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges. Foreign markets also have different clearance and settlement procedures, and in some markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of International Fund is uninvested. In addition, settlement problems could cause International Fund to miss attractive investment opportunities or to incur losses due to an inability to sell or deliver securities in a timely fashion. In the event of a default by an issuer of foreign securities, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuer.

FOREIGN CURRENCY TRANSACTIONS

     International Fund, Total Return Bond Fund and Inflation Protected Securities Fund may invest in securities which are purchased and sold in foreign currencies. The value of the Funds' assets as measured in United States dollars therefore may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The Funds also will incur costs in converting United States dollars to local currencies, and vice versa. International Fund, Inflation Protected Securities Fund and Total Return Bond Fund therefore may enter into foreign currency transactions as a principal investment strategy.

     The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell an amount of a specific currency at a specific price on a future date agreed upon by the parties. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     The Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. The Funds may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date a Fund contracts to purchase or sell a security and the settlement date, or to "lock in" the United States dollar equivalent of a dividend or interest payment made in a foreign currency. They also may engage in "portfolio hedging" to protect against a decline in the value of their portfolio securities as measured in United States dollars which could result from changes in exchange rates between the United States dollar and the foreign currencies in which the portfolio securities are purchased and sold. The Funds also may hedge foreign currency exchange rate risk by engaging in currency futures and options transactions.


     Although a foreign currency hedge may be effective in protecting a Fund from losses resulting from unfavorable changes in exchanges rates between the United States dollar and foreign currencies, it also would limit the gains which might be realized by the Fund from favorable changes in exchange rates. The Advisor's decision whether to enter into currency hedging transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a hedging strategy, if undertaken, would be successful. To the extent that the advisor's view regarding future exchange rates proves to have been incorrect, a Fund may realize losses on its foreign currency transactions.


     Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. A Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency. Each Fund will comply with applicable SEC positions requiring it to segregate assets to cover its commitments with respect to such contracts. The Funds generally will not enter into a forward contract with a term longer than one year.

     Foreign Currency Futures Transactions. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of their financial futures transactions, International Fund, Inflation Protected Securities Fund and Total Return Bond Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Funds may be able to achieve many of the same objectives as through investing in forward foreign currency exchange contracts.

     Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

     A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect a Fund against an adverse movement in the value of a foreign currency, it would limit the gain which might result from a favorable movement in the value of the currency. For example, if the Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund's gain would be offset in part by the premium paid for the option. Similarly, if the Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund could acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

MORTGAGE-BACKED SECURITIES

     Balanced Fund and the Bond Funds other than High Income Bond Fund and Intermediate Government Bond Fund may invest in mortgage-backed securities as a principal investment strategy. High Income Bond Fund may invest in such securities as a non-principal investment strategy. These investments include Agency Pass-Through Certificates, private pass-through securities, and collateralized mortgage obligations ("CMOs"), as defined and described below.

     Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or FHLMC. GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.

     FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA's operations or to assist FNMA in any other manner.

     FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks. Neither the United States nor any agency thereof is obligated to finance FHLMC's operations or to assist FHLMC in any other manner.

     The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

     The residential mortgage loans evidenced by Agency Pass-Through Certificates and upon which CMOs are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision.

     Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of commercial fixed rate, conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

     CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. The Funds will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Advisor. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.

     CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:

     - In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

     - A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

     - An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

     - An interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

     - A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and "floors" on adjustments to the interest rates which they bear.

     - A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.

     It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. None of the Funds will invest more than 10% of its total assets in interest-only, principal-only, inverse interest only or inverse floating rate mortgage-backed securities.

ADJUSTABLE RATE MORTGAGE SECURITIES

     The Bond Funds, other than Intermediate Government Bond Fund, and Balanced Fund may invest in adjustable rate mortgage securities ("ARMS") as a non-principal investment strategy. ARMS are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. ARMS also include adjustable rate tranches of CMOs. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates.

     ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS.


CORPORATE DEBT SECURITIES



The Bond Funds, other than Intermediate Government Bond Fund and U.S. Government Mortgage Fund, may invest in corporate debt securities as a principal investment strategy. U.S. Government Mortgage Fund may invest in such securities as a non-principal investment strategy. Corporate debt securities are fully taxable debt obligations issued by corporations. These securities fund capital improvements, expansions, debt refinancing or acquisitions that require more capital than would ordinarily be available from a single lender. Investors in corporate debt securities lend money to the issuing corporation in exchange for interest payments and repayment of the principal at a set maturity date. Rates on corporate debt securities are set according to prevailing interest rates at the time of the issue, the credit rating of the issuer, the length of the maturity and other terms of the security, such as a call feature. Corporate debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. In addition, corporate restructurings, such as mergers, leveraged buyouts, takeovers or similar corporate transactions are often financed by an increase in a corporate issuer's debt securities. As a result of the added debt burden, the credit quality and market value of an issuer's existing debt securities may decline significantly.

REAL ESTATE INVESTMENT TRUST ("REIT") SECURITIES

     A majority of Real Estate Securities Fund's total assets will be invested in securities of real estate investment trusts. REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

     REITs generally can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

     Because Real Estate Securities Fund invests primarily in the real estate industry, it is particularly subject to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.

     Because the Fund may invest a substantial portion of its assets in REITs, it also is subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

ASSET-BACKED SECURITIES

     Balanced Fund, Core Bond Fund, Total Return Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund and Inflation Protected Securities Fund may invest in asset-backed securities as a principal investment strategy. High Income Bond Fund and U.S. Government Mortgage Fund may invest in such securities as a non-principal investment strategy. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

COLLATERALIZED DEBT OBLIGATIONS


     The Bond Funds, other than Intermediate Government Bond Fund and U.S. Government Mortgage Securities Fund, and Balanced Fund may invest in Collateralized Debt Obligations ("CDOs") as a non-principal investment strategy.

Similar to CMOs, CDOs are debt obligations typically issued by a private special-purpose entity and collateralized principally by debt securities (including, for example, high-yield, high-risk bonds, structured finance securities including asset-backed securities, CDOs, mortgage-backed securities and REITs) or corporate loans. The special purpose entity typically issues one or more classes (sometimes referred to as "tranches") of rated debt securities, one or more unrated classes of debt securities that are generally treated as equity interests, and a residual equity interest. The tranches of CDOs typically have different interest rates, projected weighted average lives and ratings, with the higher rated tranches paying lower interest rates. One or more forms of credit enhancement are almost always necessary in a CDO structure to obtain the desired credit ratings for the most highly rated debt securities issued by the CDO. The types of credit enhancement used include "internal" credit enhancement provided by the underlying assets themselves, such as subordination, excess spread and cash collateral accounts, hedges provided by interest rate swaps, and "external" credit enhancement provided by third parties, principally financial guaranty insurance issued by monoline insurers. Despite this credit enhancement, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of lower rated protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. CDOs can be less liquid than other publicly held debt issues, and require additional structural analysis.

INFLATION PROTECTED SECURITIES

     Inflation Protected Securities Fund invests in inflation protected securities as a principal investment strategy. The other Bond Funds and Balanced Fund may invest in such securities as a non-principal investment strategy. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

     Inflation protected securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation protected bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of U.S. Treasury inflation protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation protected bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Other inflation-protected securities that accrue inflation into their principal value may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-protected securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected securities.

     The periodic adjustment of U.S. inflation protected bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation protected securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If the market perceives that the adjustment mechanism of an inflation-protected security does not accurately adjust for inflation, the value of the security could be adversely affected.

     While inflation protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. The calculation of the inflation index ratio for inflation protected securities issued by the U.S. Treasury incorporates an approximate three-month lag, which may have an effect on the trading price of the securities, particularly during periods of significant, rapid changes in the inflation index. To the extent that inflation has increased during the three months prior to an interest payment, that interest payment will not be protected from the inflation increase. Further, to the extent that inflation has increased during the final three months of a security's maturity, the final value of the security will not be protected against that increase, which will negatively impact the value of the security. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation-protected securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     Any increase in the principal amount of an inflation-protected security will be considered taxable income to the Fund, even though the Fund does not receive its principal until maturity.

MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS

     The Tax Free Funds invest principally in municipal bonds and other municipal obligations. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" includes short-term municipal notes issued by the states and their political subdivisions.

     Municipal Bonds. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligations. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bond and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

     Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Funds may invest.

     Refunded Bonds. With the exception of Nebraska Tax Free Fund, the Tax Free Funds may not invest more than 25% of Fund assets in unrated securities. Investments in refunded bonds are excluded from this limitation. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become refunded when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations sufficient for paying the bondholders. For the purposes of excluding refunded bonds from the 25% limitation on unrated securities in the Tax Free Funds, there are two types of refunded bonds: pre-refunded bonds and escrowed-to-maturity ("ETM") bonds.

     The escrow fund for a pre-refunded municipal bond may be structured so that the refunded bonds are to be called at the first possible date or a subsequent call date established in the original bond debenture. The call price usually includes a premium from one to three percent above par. This type of structure usually is used for those refundings that either reduce the issuer's interest payment expenses or change the debt maturity schedule. In escrow funds for ETM refunded municipal bonds, the maturity schedules of the securities in the escrow funds match the regular debt-service requirements on the bonds as originally stated in the bond indentures.

     Derivative Municipal Securities. Tax Free Funds may also acquire derivative municipal securities, which are custodial receipts of certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits them in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligation.

     The principal and interest payments on the municipal securities underlying custodial receipts may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying municipal securities. Tax Free Funds may each invest up to 10% of their total assets in custodial receipts which have inverse floating interest rates and other inverse floating rate municipal obligations.

     Municipal Leases. The Tax Free Funds also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.

     Municipal leases and installment purchase or conditional sales contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by a Fund of the full principal amount represented by an obligation.

     In light of these concerns, the Tax Free Funds have adopted and follow procedures for determining whether municipal lease obligations purchased by the Funds are liquid and for monitoring the liquidity of municipal lease securities held in each Fund's portfolio. These procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in security, the nature of the marketplace in which the security trades, and other factors which the Advisor may deem relevant. As set forth in "Investment Restrictions" below, each such Fund is subject to limitations on the percentage of illiquid securities it can hold.

TEMPORARY TAXABLE INVESTMENTS

     The Tax Free Funds may make temporary taxable investments. Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the United States Government, its agencies and instrumentalities (including zero coupon securities); (ii) commercial paper rated not less than A-1 by Standard & Poor's, F1 by Fitch or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization; (iii) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB- by Standard & Poor's or Fitch or Baa3 by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the United States Government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold.

INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS

     Each of the Tax Free Funds, as a principal investment strategy, may invest up to 10% of its total assets in inverse floating rate municipal obligations. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.

ZERO COUPON SECURITIES

     Balanced Fund, the Bond Funds and the Tax Free Funds may invest in zero coupon, fixed income securities. The Tax Free Funds do so as a principal investment strategy. Balanced Fund and the Bond Funds do so as a non-principal investment strategy. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while zero coupon securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Internal Revenue Code of 1986, as amended (the "Code").

INTEREST RATE CAPS AND FLOORS

     As a principal investment strategy, Balanced Fund and the Bond Funds other than Intermediate Government Bond Fund may purchase or sell interest rate caps and floors to preserve a return or a spread on a particular investment or portion of its portfolio or for other non-speculative purposes. The Tax Free Funds may do so as a non-principal investment strategy. The purchase of an interest rate cap entitles the purchaser, to the extent a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling such interest rate floor.

SWAP AGREEMENTS

     Balanced Fund and the Bond Funds other than Intermediate Government Bond Fund may enter into interest rate, total return and credit default swap agreements as a principal investment strategy. These Funds may also enter into options on the foregoing types of swap agreements ("swap options") and in bonds issued by special purpose entities that are backed by a pool of swaps.

     Swap agreements are two party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment or index. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a basket of securities representing a particular index. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The Funds may write (sell) and purchase put and call swap options.

     Interest rate swaps involve the exchange of a fixed rate of interest for a floating rate of interest, usually over a one- to ten-year term. Total return swaps involve the exchange of a floating rate of interest for a coupon equal to the total return of a specified market index, usually over a three-month to one-year term. Credit default swaps involve the exchange of a monthly interest rate spread over a period of time for the risk of default by an individual corporate borrower or with respect to a basket of securities.

     One example of the use of swaps within a Fund may be to manage the interest rate sensitivity of the Fund. The Fund might receive or pay a fixed interest rate of a particular maturity and pay or receive a floating rate in order to increase or decrease the duration of the Fund. Or, the Fund may buy or sell swap options to effect the same result. The Fund may also replicate a security by selling it, placing the proceeds in cash deposits, and receiving a fixed rate in the swap market.

     Another example of the use of swaps within a Fund is the use of credit default swaps to buy or sell credit protection. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The seller of credit protection against a security or basket of securities receives an upfront or periodic payment to compensate against potential default events. The Fund may enhance income by selling protection or protect credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market. The credit protection market is still relatively new and should be considered illiquid.

     Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by assets determined to be liquid by the Advisor.

     The use of swap agreements by a Fund entails certain risks. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the Fund. Total return swaps could result in losses if the reference index does not perform as anticipated by the fund. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

     A Fund will generally incur a greater degree of risk when it writes a swap option than when it purchases a swap option. When a Fund purchases a swap option it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option it will be obligated, upon exercise of the option, according to the terms of the underlying agreement.

     Because swaps are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.




GUARANTEED INVESTMENT CONTRACTS

     Short Term Bond Fund may purchase investment-type insurance products such as Guaranteed Investment Contracts ("GICs") as a non-principal investment strategy. A GIC is a deferred annuity under which the purchaser agrees to pay money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate for the life of the contract. GICs may have fixed or variable interest rates. A GIC is a general obligation of the issuing insurance company. The purchase price paid for a GIC becomes part of the general assets of the insurer, and the contract is paid at maturity from the general assets of the insurer. In general, GICs are not assignable or transferable without the permission of the issuing insurance companies and can be redeemed before maturity only at a substantial discount or penalty. GICs, therefore, are usually considered to be illiquid investments. Short Term Bond Fund will purchase only GICs which are obligations of insurance companies with a policyholder's rating of A or better by A.M. Best Company.


DEBT OBLIGATIONS RATED LESS THAN INVESTMENT GRADE



     Balanced Fund, Total Return Bond Fund, Inflation Protected Securities Fund and the Tax Free Funds may invest in both investment grade and non-investment grade debt obligations. High Income Bond Fund invests primarily in non-investment grade debt obligations. Debt obligations rated less than "investment grade" are sometimes referred to as "high yield securities" or "junk bonds." To be consistent with the ratings methodology used by Lehman Brothers, the provider of the benchmarks of the Bond Funds, a debt obligation is considered to be rated "investment grade" if two of Moody's, Standard & Poor's and Fitch rate the security investment-grade (i.e. at least Baa3, BBB- and BBB-, respectively). If ratings are provided by only two of those rating agencies, the more conservative rating is used to determine whether the security is investment-grade. If only one of those rating agencies provides a rating, that rating is used. Balanced Fund, Inflation Protected Securities Fund and the Tax Free Funds may invest in non-investment grade debt obligations rated at least B-by two of Standard & Poor's, Moody's and Fitch, unless only one of those rating agencies rates the security, in which case that rating must be at least B-, or in unrated securities determined to be of comparable quality by the Advisor. Total Return Bond Fund may not invest in non-investment grade debt obligations rated by two of Standard & Poor's, Fitch and Moody's lower than CCC-, CCC- or Caa3, respectively, unless only one of those rating agencies rates the security, in which case that rating must be at least CCC- or Caa3, or in unrated securities determined to be of comparable quality by the Advisor. There are no minimum rating requirements for High Income Bond Fund (which means that the Fund may invest in bonds in default).

     The "equity securities" in which certain Funds may invest include corporate debt obligations which are convertible into common stock. These convertible debt obligations may include non-investment grade obligations.

     Yields on non-investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of non-investment grade debt obligations. If the issuer of a security held by a Fund defaulted, the Fund might incur additional expenses to seek recovery.

     In addition, the secondary trading market for non-investment grade debt obligations may be less developed than the market for investment grade obligations. This may make it more difficult for a Fund to value and dispose of such obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non-investment grade obligations, especially in a thin secondary trading market.


     Certain risks also are associated with the use of credit ratings as a method for evaluating non-investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events. Thus, the success of a Fund's use of non-investment grade debt obligations may be more dependent on the Advisor's own credit analysis than is the case with investment grade obligations.


BRADY BONDS

     High Income Bond Fund and Total Return Bond Fund may invest in U.S. dollar-denominated "Brady Bonds" as a non-principal investment strategy. These foreign debt obligations, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk."

     If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

FIXED AND FLOATING RATE DEBT OBLIGATIONS

     The debt obligations in which the Bond Funds and Balanced Fund invest as either a principal or non-principal investment strategy may have either fixed or floating rates. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities. Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

PAYMENT-IN-KIND DEBENTURES AND DELAYED INTEREST SECURITIES

     High Income Bond Fund and Total Return Bond Fund, as a non-principal investment strategy, may invest in debentures the interest on which may be paid in other securities rather than cash ("PIKs"). Typically, during a specified term prior to the debenture's maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in debentures, common stock or other instruments (i.e., "in kind" rather than in cash). The type of instrument in which interest may or will be paid would be known by the Fund at the time of investment. While PIKs generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

     Unlike PIKs, delayed interest securities do not pay interest for a specified period. Because values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly, they may be more speculative than such securities.


PREFERRED STOCK; CONVERTIBLE SECURITIES


     The Equity Funds and the Bond Funds other than U.S. Government Mortgage Fund, Intermediate Government Bond Fund and Short Term Bond Fund, may invest in preferred stock as a non-principal investment strategy. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

     All of the Bond Funds other than Intermediate Government Bond Fund, as a non-principal investment strategy, may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common or preferred stocks. Equity interests acquired through conversion, exchange or exercise of rights to acquire stock will be disposed of by the Bond Funds as soon as practicable in an orderly manner (except that the Bond Funds that may invest in preferred stocks directly are not required to dispose of any preferred stock so acquired).

TRUST PREFERRED SECURITIES

     The Balanced Fund and the Bond Funds other than Intermediate Government Bond Fund may invest in trust preferred securities as a non-principal investment strategy. Trust preferred securities are preferred securities typically issued by a special purpose trust subsidiary and backed by subordinated debt of that subsidiary's parent corporation. Trust preferred securities may have varying maturity dates, at times in excess of 30 years, or may have no specified maturity date with an onerous interest rate adjustment if not called on the first call date. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying subordinated debt. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. See "Taxation." Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation and may be deferred for up to 20 consecutive quarters. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

PARTICIPATION INTERESTS

     High Income Bond Fund and Total Return Bond Fund, as a non-principal investment strategy, may acquire participation interests in senior, fully secured floating rate loans that are made primarily to U.S. companies. Each Fund's investments in participation interests are subject to its limitation on investments in illiquid securities. The Funds may purchase only those participation interests that mature in one year or less, or, if maturing in more than one year, have a floating rate that is automatically adjusted at least once each year according to a specified rate for such investments, such as a published interest rate or interest rate index. Participation interests are primarily dependent upon the creditworthiness of the borrower for payment of interest and principal. Such borrowers may have difficulty making payments and may have senior securities rated as low as C by Moody's or Fitch or D by Standard & Poor's.

EXCHANGE TRADED FUNDS

     The Funds other than Intermediate Government Bond Fund may invest in exchange traded funds ("ETFs") as a non-principal investment strategy. These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

CLOSED-END INVESTMENT COMPANIES

     The Tax Free Funds may invest up to 10% of their total assets in common or preferred shares of closed-end investment companies that invest in Fund-eligible investments. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. Shares acquired at a premium to their net asset value may be more likely to subsequently decline in price, resulting in a loss to the Fund and its shareholders. If a Fund acquires shares of closed-end investment companies, Fund shareholders would bear both their proportionate share of the expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.


SPECIAL FACTORS AFFECTING SINGLE STATE TAX FREE FUNDS


     As described in their Prospectuses, except during temporary defensive periods, each of Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund and Oregon Intermediate Tax Free Fund will invest primarily in municipal obligations issued by the state indicated by the particular Fund's name, and by the local and special-purpose political subdivisions of that state. Each such Fund, therefore, is susceptible to the political, economic and regulatory factors affecting issuers of the applicable state's municipal obligations. The following highlights only some of the more significant financial trends for each such state, and is based on information drawn from reports prepared by state budget officials, official statements and prospectuses relating to securities offerings of or on behalf of the respective state, its agencies, instrumentalities and political subdivisions, and other publicly available documents, as available on the date of this Statement of Additional Information. For each state, obligations of the local governments may be affected by budgetary pressures affecting the state and economic conditions in the state. The Funds have not independently verified any of the information contained in such official statements and other publicly available documents, but are not aware of any facts which would render such information inaccurate.

     The economy and financial operations of each state are exposed to the risk of cyclical national recessions. In a recession, credit quality can drop if debt issuers do not maintain a balance between revenues and expenditures. The economy of any state is inextricably linked to the health of the U.S. national economy. Considerable risks remain for the national economy, including the threat of further U.S. involvement in wars abroad with Iraq and Korea. Additional threats of terrorism in the U.S. remain at the forefront of concern. Other risks include the implosion of the real estate market or confidence erosion on Wall Street due to accounting and other regulatory improprieties. These, and other national threats, may directly or indirectly influence the obligations of each state's local governments.


     Arizona. Located in the country's Sunbelt, the State of Arizona has been, and is projected to continue to be, one of the fastest growing areas in the United States. Based on 2000 U.S. census figures, Arizona ranks 20th in U.S. population. Important to the State's development is the diversity of its economic growth. As growth in the mining and agricultural employment sectors has diminished over the last 25 years, significant job growth has occurred in the areas of aerospace and high technology, construction, finance, insurance and real estate. Arizona's strong reliance on the electronics manufacturing industry exposes it to dependence on the pace of business investment in information technology products and services. High-tech industries include electronics, instruments, aircraft, space vehicles and communications. The Phoenix area has a large presence of electronics and semiconductor manufacturers. Tucson, sometimes referred to as Optics Valley for its strong cluster of entrepreneurial optics companies, also has a concentration in aerospace. In addition, the State's dependence on the hospitality and construction industries exposes its economy to shocks in consumer confidence.



     The State is divided into 15 counties. Two of these counties, Maricopa County and Pima County, are more urban in nature and account for approximately 75 percent of total population and 80 percent of total wage and salary employment in Arizona, based on 2000 estimates. Located within Maricopa County is the greater Phoenix metropolitan area, which consists of the city of Phoenix, the sixth largest city in the United States, and the surrounding cities of Scottsdale, Tempe, Mesa, Glendale, Chandler, Peoria, Gilbert and Avondale. Located within Pima County is the Tucson metropolitan area, which is dominated by the city of Tucson, the State's second most populous city. Arizona's population is concentrated in the Phoenix area. Also, the statewide population tends to fluctuate seasonally. The State has a significant winter tourist and part-time resident population. These demographic factors affect the amounts of revenue generated to pay for Arizona bonds. It also limits the diversity of these bonds.



     Arizona was hit hard in the last nation-wide recession that began in 2001, primarily because so many of the State's export industries -- those that bring money into the region from outside --are tied to business spending. Tourism, particularly in the urban areas, is heavily skewed to business travel. Manufacturing, which is heavily high tech, is also tied to business spending as a result of the massive levels of investment by firms in productivity tools. As of November 20, 2005, Arizona's economy continued its recent economic progress at a solid pace. While the unemployment rate edged down to 4.9 percent in October 2005, non-farm employment rose to 2.52 million, a 4.2 percent increase from a year ago. More than 100,000 jobs were added in 2004, with the private sector accounting for more than 95 percent of the increase. While manufacturing was flat, construction added almost 25,000 jobs since the end of 2004. In 2005, the fastest-growing industry in Arizona is construction, accounting for one out of every four new jobs in 2005. The forecasted rise in business spending on the national level should benefit Arizona significantly, as should any boost from a weaker dollar.



     The biggest risk for the Arizona economy is that the U.S. economy will not grow as fast as expected. The State is also exposed to the same risks as the nation at large with respect the export picture. Like all states, Arizona is exposed to the repercussions of geopolitical shocks. Fortunately, a relatively high share of Arizona exports [head to] Asia, and that region is performing relatively well, economically. Further, many of Arizona's Asian exports are assembled into products that are imported into the U.S., where consumer demand is generally higher than most countries.



     Budgetary pressures that affect State and economic conditions may also affect obligations of the State or local governments. On May 5, 2005 both the Arizona House and Senate passed a compromise budget plan of $8.2 billion. The enacted FY 2006 budget was based on total revenues of $8.25 billion. The FY 2006 budget assumes that both the national and Arizona economies will continue to grow, but at a more moderate level than the extraordinary growth rates seen in FY 2005. The budget is built on a revenue growth rate (excluding one-time financing sources) of 7.4 percent in FY 2006 compared to a forecasted FY 2005 growth rate of 13.3 percent. Adjusting for tax law and revenue changes as noted in the following sections, the FY 2006 growth rate is estimated to be 7.2 percent. Certain municipal securities of local Arizona governments may be obligations of issuers that rely on State aid, and future cuts in State spending and budgetary constraints may adversely affect local government by shifting additional monetary and administrative burdens onto local governments. There can be no assurance that any particular level of State aid to local governments will be maintained in future years.



     Certain municipal securities may be obligations of issuers that rely in whole or in part on State revenues for payment of such obligations. Since most of the State's tax revenues come from volatile sources - sales and personal income taxes - the result is often fiscal stress during times of recession. In Arizona, on average, around 88 percent of General Fund revenue flow is made up of individual income tax and sales tax collections, with corporate income taxes accounting for less than 10 percent even in robust years. For the fiscal year ended June 30, 2005, revenues deposited into the State's general fund nearly reached $8 billion, an increase of 18.7 percent over the prior year. All three major tax sources recorded out-sized gains. Corporate income taxes, which comprise 8.6 percent of total revenues, rose by 42.1 percent. Individual income taxes (36.4 percent of the total) increased 28.9 percent. Sales and use taxes, the largest source at nearly 45 percent, rose by 11.1 percent. In December 2005, the Joint Legislative Budget Committee reported that general fund revenues for October 2005 were $32.1 million above forecasts, providing Arizona with a surplus of $237.8 million since the new fiscal year began July 1. However, October 2005 revenues were just 10.8 percent above October 2004, less than the 15 percent to 20 percent growth rates the State has enjoyed for the last few months, according to the budget committee's report released on November 30, 2005. The enacted budget requires any FY 2006 revenues above forecast to be deposited into the Budget Stabilization Fund. The first deposit will not be made until Joint Legislative Budget Committee Staff and the Governor's Office of Strategic Planning and Budgeting ("OSPB") report in February 2006 on revenues for the first six months of the fiscal year.



     The State of Arizona does not issue general obligation bonds. As a result, Arizona municipal bonds are issued by local jurisdictions (cities, school districts) or are tied to specific municipal projects. This also means that bonds are not always backed by statewide revenues. The State enters into certain lease transactions that are subject to annual review at its option. Local governmental units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition to financing public projects, local governments may also issue revenue bonds to be paid from the revenues of an enterprise or the proceeds of an excise tax, or from assessment bonds payable from special assessments. Arizona local governments have also financed public projects through leases that are subject to annual appropriation at the option of the local government.



     In September of 2003, Moody's and Standard and Poor's placed Arizona on negative watch citing budgetary constraints and lack of financial flexibility as the reason. In February of 2004, Moody's reaffirmed Arizona's investment grade credit rating at "A1" but changed the outlook for the State from negative to stable. Moody's upgrade was based on several factors, including: (i) signs that the State's economy was improving, as gauged by key economic indicators; (ii) an improvement in Arizona's fiscal picture and an unexpected increase in revenue collections over the last two fiscal years' predictions; and (iii) adequate cash balances in the State's current and projected cash operating funds. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. As of March 2005, Moody's rated Arizona's lease obligations at "Aa3." As of December 2005, Standard and Poor's rated Arizona's lease obligations at "AA." The average credit rating among states in the U.S. for "full faith and credit" state debt is "Aa2" as determined by Moody's and "AA" as determined by Standard & Poor's.



     In 1990 the State legislature enacted a formula-based Budget Stabilization Fund (a "Rainy Day" fund) into which deposits are required to be made during years of "above-trend" economic growth, for use in "below-trend" periods. Reductions in the Rainy Day fund may adversely affect future State budgets if such funds are needed to cover additional revenue shortfalls.



     Local governments face additional risks and constraints that may limit their ability to raise money. Certain obligations held by the Arizona Tax Free Fund may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. Arizona law limits the taxing powers of Arizona local governments and districts. Arizona has two components of property taxes--primary and secondary. Primary property taxes can be collected by the State, counties, cities, community college or school districts and are dedicated for operation and maintenance expenditures of the respective jurisdiction. Secondary property taxes may be levied for voter-approved budget overrides, special districts, or to pay for bonded indebtedness.

     Under the primary system, limitations have been enacted that restrict the ability to raise property taxes. Property value is the basis for determining primary property taxes of locally assessed real property and may increase by more than 10 percent per year only under certain circumstances. Under the secondary system, there is no limitation on annual increases in full cash value of any property. Additionally, under the primary system, annual tax levies are limited based on the nature of the property being taxed, and the nature of the taxing authority. Taxes levied for primary purposes on residential property only are limited to 1 percent of the full cash value of such property. In addition, taxes levied for primary purposes on all types of property by counties, cities, towns and community college districts are limited to a maximum increase of 2 percent over the prior year's levy, plus any amount directly attributable to new construction and annexation and involuntary tort judgments. The 2 percent limitation does not apply to taxes levied for primary purposes on behalf of local school districts. Annual tax levies for bonded indebtedness and special district assessments are unlimited under the secondary system. There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that can be levied by the various taxing jurisdictions without voter approval. It is possible that if such a proposal were enacted, there would be an adverse impact on State or local government financing. It is not possible to predict whether any such proposals will be enacted in the future or what would be their possible impact on State or local government financing.



     Provisions of the Arizona Constitution and State legislation limit increases in annual expenditures by counties, cities and towns and community college districts and school districts to an amount determined by the Arizona Economic Estimates Commission. This limitation is based on the entity's actual expenditures for fiscal year 1979-80, with this base adjusted annually to reflect changes in population, cost of living, and boundaries.



     Budgetary pressures affecting the State and the ability of the State to raise revenue may affect obligations of the State or local governments. In November of 1992 a law was passed stating that any legislation that provides for a net increase in State revenues will be effective only on the affirmative vote of two-thirds of the members of each house of the State legislature, and gubernatorial approval. If the Governor vetoes the measure, the legislation may not become effective unless it is approved by an affirmative vote of three-fourths of the members of each house. The constitutional amendment does not apply to the effects of inflation, increasing assessed valuation or any other similar effect that increases State revenue but which is not caused by an affirmative act of the legislature.



     The foregoing information constitutes only a brief summary of some of the general factors that may impact certain issuers of Arizona municipal obligations and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of such obligations held by the Arizona Tax Free Fund are subject. This information has not been independently verified. Additionally, many factors, including national economic, social and environmental policies and conditions, which are not within the control of the issuers of Arizona municipal bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Fund is unable to predict whether or to what extent such factors or other factors may affect the issuers of Arizona municipal obligations, the market value or marketability of such obligations or the ability of the respective issuers of the obligations acquired by the Fund to pay interest on or principal of such obligations.



     California. The economy of the State of California is the largest in the United States and one of the largest in the world. Although agriculture is gradually yielding to industry as the core of the State's economy, California leads the nation in the production of fruits and vegetables, including carrots, lettuce, onions, broccoli, tomatoes, and strawberries. Much of the State's industrial production depends on the processing of farm produce and upon such local resources as petroleum, natural gas, lumber, cement, and sand and gravel. Since World War II, however, manufacturing, notably of electronic equipment, computers, machinery, transportation equipment, and metal products, has increased enormously. These demographic factors affect the amounts of revenue generated to pay for California bonds.



     The State's population of over 35 million has more doubled since 1960 and now constitutes about 12 percent of the U.S. total. Following the severe recession in the early 1990s, California began a period of strong growth in 1994 in virtually all sectors, particularly in high technology manufacturing and services, entertainment, tourism, and construction, and also with very strong growth in exports. In 2001, the State began showing the impact of the nationwide economic slowdown, coupled with a cyclical downturn in the high technology sector and entered a mild recession. International trade also slowed reflecting weakness in overseas economies (particularly in Asia). The terrorist attacks on September 11, 2001 resulted in a further, but mostly temporary, economic decline in tourism-based areas. Job losses were concentrated in the San Francisco Bay Area, particularly in high technology industries; while economic conditions were better in other parts of the State.

     Statistics released since January 2005 show that the California economy significantly improved in 2004. As recently as the second half of 2003, personal income was growing at a 4.1 percent year-over-year pace. By the second half of 2004, however, the pace had accelerated to 6.3 percent. California's personal income growth has outstripped the nation's since the fourth quarter of 2003.



     Made-in-California exports began to expand substantially in 2004, reaching their highest level since 2000. Building on solid growth in the final months of 2003, exports surged by 17 percent during 2004. High-tech exports expanded by more than 15 percent, and exports of both non-electrical machinery and transportation equipment grew by more than 30 percent. State exports expanded to all major markets, led by sharp gains in shipments to Mexico, Japan, China, South Korea, Taiwan, Canada, Singapore, and the United Kingdom. California deliveries to China grew by over 25 percent in 2004, the fastest pace among the State's major trading partners. California's residential real estate markets made impressive gains in 2004, but cooled somewhat during the first quarter of 2005. Buoyed by job market gains, improved personal income gains, and low mortgage rates, home sales were robust throughout 2004, and the median single-family home price appreciated by over 21 percent from 2003. While real estate markets remained vigorous in early 2005, sales and price gains are not likely to be as big in 2005 as in 2004. During the first three months of 2005, both the inventory of homes for sale and the time it took to sell a home rose substantially from a year earlier.



     As the economy pulled out of recession, a much-welcomed development in 2004 was the renewal of employment growth. Over 250,000 new nonfarm payroll jobs were created during 2004, the first good gain since 2000. The average level of nonfarm payroll employment was 147,000 higher in 2004 than in 2003. From October 2004 to October 2005, nonfarm payroll employment grew by 1.3 percent, as compared to 1.4 percent in the nation.



     In the first quarter of 2005, total housing permits granted were down slightly from a year earlier. But existing home sales remained brisk, and the value of nonresidential permits increased. Residential building permit issuances averaged 213,000 units during the first ten months of 2005, a 2.4 percent improvement on the same months of 2004. The State's tourism industry continues to improve, as evidenced by increased airport passenger counts and higher hotel/ motel occupancy rates.



     At the midpoint of 2005, California was enjoying a well-balanced economic expansion. Sustained job and wage growth coupled with robust business profits were supporting a healthy real estate market as well as expanding home and business construction activity. California also passed a notable milestone in May 2005 - total industry employment surpassed the previous peak employment level reached just before the 2001 recession. Economic reports from October 2005 indicate that while the California economy is improved from a year ago, recent evidence points to moderating growth.



     California's economy continued to generate new jobs through the third quarter of 2005, and the State's unemployment rate continued to fall. In October 2005, California posted an unemployment rate of 5.2 percent, up slightly from
5.1 percent in September, but down significantly from 6.0 percent in October 2004. In comparison, the national unemployment rate for the same periods was 5.0 percent, 5.1 percent, and 5.5 percent, respectively. In October 2005, the State posted total employment (seasonally adjusted) of over 17 million, a slight improvement over September 2005, and a gain of nearly 500,000 jobs since October 2004.



     The California Department of Finance projects that, on an annual average basis, job growth will improve to 1.7 percent in California in 2005 and 2006. Unemployment is not expected to change much during the rest of 2005 and in 2006. Growth in total State personal income will dip slightly in 2005 before edging up in 2006. Housing permits will trend downward.



     In early 2005, Governor Schwarzenegger proposed his budget for the 2005-06 fiscal year. The Governor noted that, in the absence of corrective actions to slow spending growth and other policy changes, the State would spend $92.6 billion in General Fund monies in fiscal year 2005-06, with only $84.2 billion in resources estimated to be available. Taking into account the need to provide for a reserve of $500 million and to fund other adjustments totaling $170 million, the Governor projected a budget gap of $9.1 billion. This projected gap was due to: (a) an operating deficit in 2004-05 of $1.7 billion, (b) a gap between the growth in baseline expenditures and revenues of $5.2 billion, (c) the loss of $2 billion of Economic Recovery Bonds that were used to help fill the gap in 2004-05, and (d) $170 million for other adjustments.

     The changes proposed by the Governor to close the gap consisted mostly of reductions in the rate of increase of spending, totaling $7 billion. The Governor's budget also proposed to close the gap by (a) using $1.7 billion of the Economic Recovery Bonds (authorized by the California taxpayers in Proposition 57), which was about $300 million less borrowing than was included in the Budget Act of 2004 and (b) a variety of proposals to increase revenues by a total of $409 million without tax increases.



     In May 2005, the Governor released a budget which acknowledged improved economic conditions and forecasts in the intervening months since he submitted his original budget. However, because national economic trends pointed toward a slowing of the recovery after 2006, and because of the difficulty in predicting economic trends, the Governor choose to treat the largest portion of the new revenue predicted since January 2005 as one-time rather than permanent.



     The Governor's revised budget included no new borrowing and no further borrowings from the Economic Recovery Bonds, leaving more room for those bonds should difficulties arise in future years. The revised budget also allowed for the State to make a substantial boost in rebuilding its infrastructure by allowing all the money in the Proposition 42 account to go to its intended purpose (Proposition 42 requires revenues from certain state sales and use taxes to be used only for certain transportation purposes, except that by a vote of two-thirds the Legislature may suspend or modify the percentage allocation of revenues).



     The effects of California's strong economy can be seen clearly in the actual General Fund revenues received by the State through October 2005. In October 2005, California received actual General Fund revenues of $5.542 billion, which was $478 million above forecast. For the 2005-06 budget year-to-date (through October 2005), California received actual General Fund revenues of $26.23 billion, which was $1.70 billion (nearly 7 percent) over forecast.



     In the future, local governments could potentially face large costs associated with the burden of administering new programs if responsibility for these programs is transferred from the State to the local governments. In addition, local governments in California could suffer fiscally if the State government halts payments to local governments. For example, when vehicle license fees, which go to local governments, were recently lowered, the State contributed the amount of money lost so local governments would not lose needed income. The Governor's May 2005 revised budget, by way of example, included pay-back of 50 percent of the Vehicle License Fee Gap due to local governments. Local governments could suffer financially if the State government were to halt such payments. In addition, local governments may face other reductions in State fiscal aid for various programs.



     The average credit rating among states in the U.S. for "full faith and credit" state debt is "Aa2" as determined by Moody's and "AA" as determined by Standard & Poor's. Prior to 1991, the State's general obligation bonds had enjoyed the highest rating by either Moody's or Standard & Poor's. However, California's credit quality declined after the onset of the national recession in 1990. By the end of December 2003, the State's rating with Standard & Poor's had dropped to "BBB", and its rating with Moody's had dropped to "Baa1," just three steps above "junk," the level at which many institutional investors do not invest in the securities.



     Since the end of 2003, California's general obligation bond ratings improved only slightly. In May 2004, Moody's upgraded the State's rating to "A3," and the State was assigned a positive rating outlook. Moody's announcement was the first ratings upgrade for California in nearly four years. In August 2004, Fitch removed California from its Rating Watch Negative list, and that same month Standard & Poor's raised California's rating to "A." As of August 2005, California was rated "A2" by Moody's, "A" by Standard and Poor's, and "A" by Fitch.



     Despite the upgrades, the State's general obligation bond ratings remain well below average for U.S. states and remain among the lowest of all of the U.S. states due to State its ongoing fiscal challenges. Should the financial condition of California deteriorate, its credit ratings could be reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.



     In addition to California's credit quality, there are a number of additional risks to investing in California municipal securities. Certain municipal securities may be obligations of issuers that rely in whole or in part on State revenues for payment of such obligations. Such revenues may be affected by limitations imposed on new taxes or tax increases. In 1978, State voters approved an amendment to the State Constitution known as Proposition 13. The amendment limits ad valorem taxes on real property and restricts the ability of taxing entities to increase real property tax revenues. State legislation was adopted that provided for the reallocation of property taxes and other revenues to local public agencies, increased State aid to such agencies, and provided for the assumption by the State of certain obligations previously paid out of local funds. More recent legislation has reduced State assistance payments to local governments. There can be no assurance that any particular level of State aid to local governments will be maintained in future years.



     To close certain loopholes in previously passed Propositions, California voters approved Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 limits the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously authorized taxes, assessments, fees and charges. Due to limitations like Propositions 13, 62 and 218, obligations of the State or local governments may be affected by the ability of the State to raise revenue.



     Another risk, which results from Article 13(A) of the California Constitution, concerns the security provisions for debt repayment. Since 1986, general obligation debt issued by local governments has required voter approval by a two-thirds majority. As a result, much of tax-backed debt now issued by California local governments is not general obligation debt, does not have "full faith and credit" backing, and has higher credit risk and more limited bondholder rights.



     Some risks in California apply more to local issuers than to state government. In areas of very rapid population growth, the costs of building public infrastructure are very high, large amounts of municipal bonds are being sold, and debt burden is increasing. In some parts of California, there is also a fear that population growth may possibly limit future economic growth due to transportation and air pollution problems.



     Some local governments in California have experienced notable financial difficulties, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County, California, together with its pooled investment funds, which included investment funds from other governments, filed for bankruptcy. Orange County has since emerged from bankruptcy. Los Angeles County, the nation's largest county, in the recent past has also experienced financial difficulty and its financial condition will continue to be affected by the large number of county residents who are dependent on government services and a structural deficit in its health department.



     California has been burdened with unexpected repercussions from electricity market deregulation and adverse developments in the electric utilities industry. These include imbalances between supply and demand, unexpectedly high and volatile generating costs, decreased system reliability, increased competitive pressures, deterioration in the financial condition and credit quality of electric utilities, and the effects of changing environmental, safety, licensing and other requirements. Widely publicized difficulties in California's energy supplies had been seen in early 2001 to pose some risks to the economy, but during the summers of 2001 and 2002 there were no electricity blackouts or shortages of natural gas. Energy difficulties are mitigated by the fact that California's economy is very energy-efficient. U.S. Department of Energy statistics for 1999 revealed that California ranked 50th of the 50 states in energy expenditures as a percentage of State domestic product. Additional risks exist and others may develop in the future. The timing and success of any market, regulatory, legislative, or other solution to these problems is uncertain.



     Finally, California is subject to unique natural hazard risks. Earthquakes can cause localized economic harm that could limit the ability of governments to repay debt. Cycles of drought and flooding are also concerns insofar as they affect agricultural production, power generation, and the supply of drinking water. One of the State's most acute problems is its need for water. Wells and underground aquifers are drying up in San Diego County and Southern California because of five years of drought, an occurrence that has had little effect upon current water supplies, but which could eventually put added strain on the region's scarcest, shrinking, resource. Cutbacks in federally funded water projects in the 1970s and 80s led many California cities to begin buying water from areas with a surplus, but political problems associated with water sharing continue.

     The foregoing information constitutes only a brief summary of some of the general factors that may impact certain issuers of California municipal obligations and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of such obligations held by the California Intermediate Tax Free Fund and California Tax Free Fund are subject. This information has not been independently verified. Additionally, many factors, including national economic, social and environmental policies and conditions, which are not within the control of the issuers of California municipal bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Funds are unable to predict whether or to what extent such factors or other factors may affect the issuers of California municipal obligations, the market value or marketability of such obligations or the ability of the respective issuers of the obligations acquired by the Funds to pay interest on or principal of such obligations.



     Colorado. The State of Colorado is the most populous state in the Rocky Mountain region. The State has two distinctive geographic and economic areas. The eastern half of the State consists of the eastern plains, which are flat, open and largely devoted to farming, and the Front Range, which contains the major metropolises. The State's population and wealth are concentrated in the Front Range, principally in four major metropolitan areas: Denver/Boulder, Colorado Springs, Fort Collins/Greeley and Pueblo. These demographic factors affect the amounts of revenue generated to pay for Colorado bonds. They may also limit the diversity of these bonds.



     Denver, the State capital and the largest city in Colorado, is the major economic center in the State and the Rocky Mountain region, having developed as a regional center for transportation, communication, finance and banking. More recently, the Front Range has attracted advanced-technology industries. The State's economy is sensitive to the national economy, leading to economic performance that depends a great deal on economic performance at the national level. The State economy and State financial operations are exposed to the risk of cyclical national recessions. In a recession, credit quality can drop if debt issuers do not maintain a balance between revenues and expenditures.



     Colorado was arguably among the hardest hit during the last national recession, primarily because of the region's higher employment concentration in the areas of technology, telecommunications, travel, and tourism. Employment conditions deteriorated more than the national average resulting in slower personal income growth. Homebuilding and commercial construction softened amid weakening demand and rising office vacancies. Residential home building rebounded in 2004 and the trend of increasing unemployment reversed in 2004. As of December 2005 Colorado's economy was on the verge of returning to its pre-recession level of 2.25 million jobs. According to an economic forecast released December 5, 2005, Colorado's economy will continue its slow recovery with a 2.3 percent increase in jobs in 2006, enough to regain a key employment level first achieved four years ago. The October 2005 seasonally adjusted unemployment rate in Colorado was 4.9 percent. This compares with a 5.2 percent revised unemployment rate in September 2005 and 5.4 percent in October 2004. As the national economy rebounds, the State economy is expected to follow.



     Although Colorado has no outstanding general obligation debt, Standard & Poor's rates Colorado lease obligations AA as of November 29, 2005. Moody's and Fitch have no ratings for Colorado obligations. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Funds may invest.



     The State's budget process begins in June of each year when State departments prepare both operating and capital budgets for the fiscal year beginning 13 months later. In August, these budgets are submitted to the Office of State Planning and Budgeting ("OSPB") for review and analysis. The OSPB advises the governor on departmental budget requests and overall budgetary status. Budget decisions are made by the governor following consultation with affected departments and the OSPB. The State Constitution requires that expenditures for any fiscal year not exceed revenues for such fiscal year.



     Certain municipal securities may be obligations of issuers that rely in whole or in part on State revenues for payment of such obligations. The largest source of the State's General Fund revenues is receipts generated by the individual income tax. Since most of Colorado's tax revenues come from volatile sources - sales and personal income taxes - the result is often fiscal stress during times of recession.



     Like many states, the State of Colorado faced budgetary constraints as a result of the recession that started in the spring of 2001 and the events of September 11, 2001. Over the last few years, however, the State's financial situation has improved. Colorado managed to close an $809 million gap in 2003 with spending reductions and revenue enhancement measures. In fiscal year 2002-03, the State's General Fund ended the year with a $224.9 million reserve, and a $346.9 million reserve in fiscal year 2003-04. In FY 2004-05, the State's General Fund ended the year with a $331.4 million reserve. This reserve exceeded the statutory four percent reserve by $94 million.



     In June 2005, the OSPB released its budget forecast, noting that General Fund revenues are forecast to increase 5.8 percent in FY 2004-05 and 4.5 percent in FY 2005-06. The OSPB also forecasted that Cash Fund revenues would increase
11.2 percent in FY 2004-05 and decrease 3.4 percent in FY 2005-06. In September 2005, the OSPB revised its forecast to state that gross General Fund revenues would increase 4.6 percent in FY 2005-06 and 5.9 percent in FY 2006-07 and further that Cash Fund revenues would increase 4.4 percent in FY 2005-06 and decrease 3.7 percent in FY 2006-07. The September 2005 OSPB forecast for FY 2005-06 General Fund revenues is $74.3 million higher than the June 2005 OSPB forecast and the forecast for General Fund revenues in FY 2006-07 is $10.4 million higher. The FY 2005-06 increase is due to the strengthening Colorado economy and growing personal income. The OSPB's September 2005 forecast assumed that the State's job market and economy would continue to recover. Through September 2005, FY 2005-06 individual income tax receipts are up 6.2 percent, while excise taxes were up 5.1 percent. Year-to-date tax revenue for October 2005 was $2,203.4 million, which was 1.3 percent under the current estimate and
0.2 percent under the June 20, 2005 estimate.



     The adoption by voters of revenue and expenditure limitations poses additional risks in Colorado. In Colorado, unlike many states, , only voters can approve tax increases, making it harder to increase State and local revenues. The Taxpayers Bill of Rights ("TABOR") is one limitation, which applies to all levels of State and local government. TABOR limits increases in State revenue collections from one year to the next to the rate of inflation rate plus the percentage of population growth and requires voter approval of tax increases. Voter approval is also required for any new taxes or to increase current taxes. Any surpluses the State collects must be returned to taxpayers. There is no provision in TABOR to account for cyclical revenue swings. After logging TABOR revenue surpluses for five years, the TABOR surplus disappeared in fiscal year 2001-02 and remained absent through fiscal year 2003-04. Indeed, fiscal year 2002-03 TABOR revenues were lower than the TABOR limit by $584.3 million. In FY 2004-05, the TABOR surplus reappeared after a four-year absence, totaling $44.7 million.



     Two measures passed by voters in the November 2000 election lowered the TABOR surplus each year by at least $250 million. Amendment 23, which provides increased public school funding, and Referendum A, which is also known as the Senior Homestead Exemption and provides property tax relief for senior citizens, both exempt revenues from the TABOR restriction.



     On November 1, 2005, Colorado voters approved statewide measure Referendum C, which permits the State to keep and spend revenues above normal TABOR limits for five years. Some $440 million of the revenue made available by Referendum C can be used in the fiscal year ending June 30, 2006. These results mean that the State will be allowed to retain all of the revenue that it receives over the next 5 years. It also means that the Constitutional TABOR revenue will, beginning in the sixth year, be the amount of actual revenue received by the State in the highest of the 5 years. After that, the allowable revenue formula will once again be population change plus CPI, regardless of actual revenue collections. In effect, this removes TABOR's ratchet from the State Constitution. Over the next five years, money that would have been refunded to taxpayers will be dedicated to health care, education, and transportation. It should be noted that Colorado's General Fund is still subject to the six percent spending increase limit contained in the Arveschoug-Bird bill. Arveschoug-Bird limits state General Fund appropriations to an annual increase of six percent over the prior year or, in total, five percent of state personal income. General Fund revenue received over this amount is transferred to nonoperating funds for capital construction and highways. The Joint Budget Committee and the General Assembly will have to continue to treat the six percent spending limit as a floor as well as a ceiling, because any appropriation below a 6 percent growth rate becomes the basis for the next year.



     The State has accumulated very limited emergency reserve funds and it does not currently have a device in place, such as a "Rainy Day" fund, to smooth government revenues and expenditures over the business cycle. Colorado operates under two separate reserve requirements that obligate the State to set aside moneys. First, the statutory reserve requires that four percent of General Fund appropriations be set aside for revenue shortfalls. If at any time during the year revenue projections indicate that there would not be sufficient General Fund revenues to maintain at least half of the required four percent (i.e., two percent), the Governor must take steps to reduce or restrict spending. Secondly,
Article XX of the Colorado Constitution, enacted by popular vote in response to the 1992 TABOR initiative, includes a requirement for an "emergency reserve fund" of three percent of the annual budget. This emergency reserve fund is specifically forbidden for use in economic emergencies. It can only be used in the case of a natural disaster like a flood or tornado, and all dollars used must be repaid by the close of the fiscal year.



     Issuers of municipal securities that rely on revenue sources, such as property taxes, may encounter financial constraints that impact the obligations of these issuers. Recently, many of the State's resort-related commercial real estate has converted to residential property in the form of timeshares. Under the State constitution, commercial properties are taxed at a higher rate than are residential parcels. As more commercial real estate converts into residential real estate, there may be less tax income from property tax to fund local governments. Under the Gallagher Amendment to the Colorado Constitution enacted in 1982 the State's total residential assessed value cannot make up more than 45 percent of the overall assessed value of property in the State. That means as home values rise, or new homes are constructed, the 45 percent cap forces residential real estate to be assessed at an ever-decreasing rate.



     The State's tourism industry rebounded during 2003 after suffering through the previous year's drought and wildfires. In August 2005, approximately 4.1 million people traveled through Denver International Airport, setting a new record as the third busiest month in the airport's history. The 2.8 percent increase brought the total year-to-date passenger total to 29.5 million. If there is another U.S. terrorist attack, Colorado's tourism industry could be hurt as visitors fearful of traveling stay home.



     Finally, Colorado is subject to unique natural hazard risks. One unpredictable factor is the weather. If there is good snow for the upcoming ski season the profits of ski resorts and the tourism industry as a whole could likely benefit. The State's mountain resorts reported an increase in the number of visits during the 2004-2005 ski season. Skier visits totaled 11.8 million, increasing nearly 5 percent compared with 11.3 million visits reported during the 2003-2004 season.



     Ample snow would also likely mean fuller reservoirs and could potentially reduce the chance of future severe droughts like the one recently experienced. Cycles of drought and flooding are concerns insofar as they affect agricultural production, power generation, and the supply of drinking water. According to snowpack measurements released in December 2005, the statewide snowpack was only 84 percent of the 30-year average. Winter snowpack is vital in Colorado, providing more than 80 percent of the water residents, farms and industries use year round. The southwestern part of the State, which was hit hardest by the severe Colorado drought that began in 2000, is in the worst shape again in 2005. Snowpack in the Upper Rio Grande basin was 23 percent of average as of December 2005.



     The foregoing information constitutes only a brief summary of some of the general factors that may impact certain issuers of Colorado municipal obligations and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of such obligations held by the Colorado Intermediate Tax Free Fund and Colorado Tax Free Fund are subject. This information has not been independently verified. Additionally, many factors, including national economic, social and environmental policies and conditions, which are not within the control of the issuers of Colorado municipal bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Funds are unable to predict whether or to what extent such factors or other factors may affect the issuers of Colorado municipal obligations, the market value or marketability of such obligations or the ability of the respective issuers of the obligations acquired by the Funds to pay interest on or principal of such obligations.



     Minnesota. Minnesota's constitutionally prescribed fiscal period is a biennium, and Minnesota operates on a biennial budget basis. Legislative appropriations for each biennium are prepared and adopted during the final legislative session of the immediately preceding biennium. Prior to each fiscal year of a biennium, Minnesota's Department of Finance allots a portion of the applicable biennial appropriation to each agency or other entity for which an appropriation has been made. An agency or other entity may not expend moneys in excess of its allotment. If revenues are insufficient to balance total available resources and expenditures, Minnesota's commissioner of finance, with the approval of the governor, is required to reduce allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The governor may prefer legislative action when a large reduction in expenditures appears necessary, and if Minnesota's legislature is not in session the governor is empowered to convene a special session.



     Diversity and a significant natural resource base are two important characteristics of the Minnesota economy. Generally, the structure of the State's economy parallels the structure of the United States economy as a whole. There are, however, employment concentrations in the manufacturing categories of fabricated metals, machinery, computers and electronics, food, and printing and related areas. The State's unemployment rate continues to be substantially less than the national unemployment rate. Since 1980, Minnesota per capita income generally has remained above the national average. In 2004, Minnesota per capita personal income was 108.9 percent of its U.S. counterpart. Payroll employment growth in Minnesota, however, has been weaker than the national average since the beginning of the recession in 2001.



     The State relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. During the first half of 2003, the State addressed substantial projected budget deficits by substantially reducing projected spending, including aid to local government and higher education, transferring funds from other accounts, deferring certain expenditures and transfers, in some cases by borrowing funds, deferring certain sales tax refunds, and raising fees. On February 27, 2004, the Minnesota Department of Finance released an Economic Forecast projecting, under then current laws, a general fund deficit of $160 million for the biennium ending June 30, 2005. A forecasted deficit is not automatically reduced by the budget reserve, because gubernatorial or legislative action is required to access the reserve. Minnesota's Constitution prohibits borrowing for operating purposes beyond the end of a biennium, but the commissioner of finance, with the approval of the governor, has statutory authority in the event of a projected deficit to release reserve funds and reduce unexpended allotments of prior transfers and appropriations. The State legislature adjourned its 2004 regular session without substantially reducing the projected deficit, but the Governor exercised his statutory powers to eliminate the projected deficit, primarily through reductions in spending. On February 28, 2005, the Department of Finance released an updated Economic Forecast projecting, under then current laws, a general fund balance of $175 million for the biennium ending June 30, 2005, but, after reflecting legislatively mandated allocations of this surplus to restoring the State's budget reserve to $653 million and reversing some shifts in the timing of school aid payments, the projected balance was reduced to zero. The Department also forecast a $466 million General Fund shortfall for the biennium ending June 30, 2007, after allowing for a $350 million cash flow account and a $653 million budget reserve, based on projected expenditures of $30.2 billion. The State enacted legislation to eliminate the shortfall, largely relying on a new cigarette fee and a variety of tax increases.



     On November 30, 2005, the Department of Finance released an updated Economic Forecast projecting, under then current laws, a general fund balance of $701 million for the biennium ending June 30, 2007, after allowing for a $350 million cash flow account, a $653 million budget reserve, and a $317 million tax relief account, all as provided by law, based on projected expenditures for the biennium of $30.65 billion. Current law, however, requires the $701 million balance to be used to reverse certain shifts between biennia in the timing of payments to school districts, resulting in an adjusted projected General Fund balance at June 30, 2007 of zero, after allowing for the cash flow account, budget reserve and tax relief account, and projected expenditures for the biennium of $31.35 billion. The Minnesota Council of Economic Advisors has, for some time, urged the State to increase its budget reserve substantially to 5 percent of biennial spending.



     The State is a party to a variety of civil actions that could adversely affect the State's General Fund. In addition, substantial portions of State and local revenues are derived from federal expenditures, and reductions in federal aid to the State and its political subdivisions and other federal spending cuts may have substantial adverse effects on the economic and fiscal condition of the State and its local governmental units. Risks are inherent in making revenue and expenditure forecasts. Economic or fiscal conditions less favorable than those reflected in State budget forecasts may create additional budgetary pressures.



     State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota, so State budgetary difficulties may have substantial adverse effects on such local government units. Generally, the State has no obligation to make payments on local obligations in the event of a default. Accordingly, factors in addition to the State's financial and economic condition will affect the creditworthiness of Minnesota tax-exempt obligations that are not backed by the full faith and credit of the State. Even with respect to revenue obligations, no assurance can be given that economic or other fiscal difficulties and the resultant impact on State and local government finances will not adversely affect the ability of the respective obligors to make timely payment of the principal of and interest on Minnesota tax-exempt obligations that are held by the Fund or the value or marketability of such obligations.



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     Certain Minnesota tax legislation (see "Tax Matters - Minnesota Tax
Matters") and possible future changes in federal and State income tax laws, including rate reductions, could adversely affect the value and marketability of Minnesota municipal bonds held by the Fund.



     The foregoing information constitutes only a brief summary of some of the general factors that may impact certain issuers of Minnesota municipal obligations and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of such obligations held by the Funds are subject. This information has not been independently verified. Additionally, many factors, including national economic, social and environmental policies and conditions, which are not within the control of the issuers of Minnesota municipal bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Funds are unable to predict whether or to what extent such factors or other factors may affect the issuers of Minnesota municipal obligations, the market value or marketability of such obligations or the ability of the respective issuers of the obligations acquired by the Funds to pay interest on or principal of such obligations.



     Missouri. Missouri's economic base is diversified and its economic profile generally resembles that of the nation. Like the national economy, most recent economic indicators show that Missouri's economy is strong and growing. From January 2005 to October 2005, Missouri added more than 33,000 new jobs. This figure actually reflects a slight decrease in employment during the third quarter of 2005. Through June 2005, Missouri's total nonfarm employment had increased by 39,700, or 1.5 percent, for the year. Only six states experienced more rapid payroll employment than Missouri during the first half of 2005.



     Missouri's unemployment rate has improved consistent with the job growth seen during the first part of 2005. After peaking at 6 percent in January 2005, Missouri's seasonally adjusted unemployment rate fell to 5 percent in October 2005, equal to the national unemployment rate. Missouri's October 2005 unemployment rate was significantly lower than the rate for the same month in 2004 and was among the lowest unemployment rates in Missouri since 2001.



     Improvement in the manufacturing sector continues to contribute to Missouri's economic recovery notwithstanding general declines in manufacturing nationwide. Manufacturing jobs make up about 11 percent of Missouri employment. Since Missouri's relatively modest manufacturing job losses in 2003, manufacturing trends continue to outpace the country. Missouri added 4,500 manufacturing jobs during the period between November 2003 and November 2004 and added more than 5,000 manufacturing jobs during the first half of 2005. Because Missouri and certain municipalities have large exposure to manufacturing, trends in these industries, over the long term, may impact the demographic and financial position of Missouri and its municipalities.



     Defense-related businesses play an important role in Missouri's economy. In addition to the large number of civilians employed at the various military installations and training bases in the State, aircraft production and defense-related businesses receive sizable annual defense contract awards, and thus Missouri is vulnerable to possible cutbacks in defense spending. Over the past decade, Missouri has consistently ranked among the top eight states in total military contract awards. Agriculture is also important to the Missouri economy. The State consistently ranks high in the amount of cash it receives from farm crops, livestock and products. Because of this, Missouri is subject to unique natural hazard risks. Cycles of drought and flooding are concerns insofar as they affect agricultural production, in addition to affecting drinking water and power supplies.



     Missouri's budget is approved on an annual basis. The budget for fiscal year 2006 began July 2005. The State's budget summary for fiscal year 2006 notes that initial fiscal year 2006 revenue estimates projected net revenue growth of
2.9 percent for the year. Revenue for fiscal year 2006 was expected to be depressed due to the completed phase-out of the estate tax and the implementation of a 2004 transportation ballot initiative known as Constitutional Amendment No. 3, which limits the amount of highway funds that may be received by the Department of Revenue. The estate tax phase-out and Constitutional Amendment No. 3 were expected to lower revenue collections by $33 million and $30.4 million, respectively. In addition, Constitutional Amendment No. 3 was expected to result in an additional $31.7 million in costs that must be borne by the general revenue fund.



     Actual general revenue collections for the fiscal year to-date have been ahead of projections and significantly in excess of the prior year's revenue. From July 2005 through October 2005, Missouri collected $2.2 billion in revenue compared with $2.1 billion during the same period the year before, representing an increase of 6.4 percent. October

2005 net general revenue collections compared to October 2004 collections increased by 12.5 percent, from $444 million last October to $499 million this October.



     Fixing any potential State revenue shortfalls may be complicated by the fact that the State constitution prohibits raising taxes beyond a certain point without voter approval. The adoption by voters of revenue and expenditure limitations, like Missouri's Hancock Amendment, a measure that limits the growth of State-government income, has placed many local governments under a degree of fiscal stress. The amendment, which was approved by voters in 1980, generally restricts the growth of State income to the rate of growth of personal income in Missouri. It also requires that voters must approve most government tax or fee increases. Since 1995, about $1 billion in State income has been returned to Missouri taxpayers because the State's tax collections breached the Hancock ceiling.



     In November 2000, the voters of Missouri approved the creation of a Budget Reserve Fund (commonly called the "Rainy Day" fund) by combining the State's Cash Operating Reserve Fund and the Budget Stabilization Fund. The fund is required to have 7.5 percent of the previous year's net general revenue collections. Reductions in the Rainy Day fund may adversely affect future State budgets if such funds are needed to cover additional revenue shortfalls.



     Local governments face additional constraints that may limit their ability to raise money. These constraints may impact the municipal obligations of these issuers. In Missouri, the property tax has traditionally been the largest source of revenue for local governments in general. Property taxes are taxes on the value of real property (such as land and buildings) owned by a resident or business in the community and are paid on an annual basis. For counties, property tax revenues are 40 percent of total revenues, and for municipalities, 17 percent. In Missouri, tax levies were reduced following reassessment pursuant to Article X Section 22 of the Constitution of Missouri adopted by the voters in 1980 to ensure that taxing jurisdictions would not reap windfalls as a result of biennial reassessments. Thus, revenues generated after implementation of reassessment did not increase appreciably from revenues received prior to the statewide reassessment program.



     There are also limitations on State and local debt issuance that may affect the ability to generate revenue on a State and local level. Limitations on the State debt and bond issues are contained in Article III, Section 37 of the Constitution of Missouri. The General Assembly, or the people by initiative, may submit the proposition to incur indebtedness to voters of the State, and the bonds may be issued if approved by a majority of those voting. Locally, under
Article V of the Missouri Constitution, no county, city, incorporated town or village, school district or other political corporation or subdivision of the State is allowed to incur debt beyond the income and revenue provided for such year plus any unencumbered balances from previous years.



     Missouri has a Constitutional Amendment from 1980 that limits revenue to the ratio of fiscal year 1980-81 State revenue to calendar year 1979 State personal income (5.64 percent) multiplied by the greater of State personal income in the previous calendar year or the average State personal income over the previous three calendar years. No assurances can be given that the amount of revenue derived from taxes will remain at its current level or that the amount of State grants to local governments will continue. Future spending cuts and budgetary constraints may adversely affect local government by placing shifting additional monetary and administrative burdens onto local governments.



     The foregoing information constitutes only a brief summary of some of the general factors that may impact certain issuers of Missouri municipal obligations and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of such obligations held by the Missouri Tax Free Fund are subject. This information has not been independently verified. Additionally, many factors, including national economic, social and environmental policies and conditions, which are not within the control of the issuers of Missouri municipal bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Fund is unable to predict whether or to what extent such factors or other factors may affect the issuers of Missouri municipal obligations, the market value or marketability of such obligations or the ability of the respective issuers of the obligations acquired by the Fund to pay interest on or principal of such obligations.



     Nebraska. Agriculture is Nebraska's dominant occupational pursuit. The State's chief agricultural products are cattle, corn, hogs, soybeans, and wheat. As the dollar depreciates against other foreign currencies, U.S. exports are promoted. Nebraska's agriculture sector has a large dependency on international markets. If the U.S. dollar falls too quickly, this could harm Nebraska's trading partners, weakening their economies and lowering their demand for Nebraska products. A controlled lowering of the U.S. dollar is most beneficial to the Nebraska economy.

     Because of the importance of agriculture, Nebraska is also subject to unique natural hazard risks. Cycles of drought and flooding are concerns insofar as they affect agricultural production, power generation, and the supply of drinking water. Much of the State remains categorized as being in drought moderate or severe. In November 2005, the U.S. Department of Agriculture agreed to designate thirteen Nebraska counties as disaster areas due to the ongoing drought and other damaging weather events. The drought leads to less sales tax revenue, less income tax, fewer sales at retailers in rural Nebraska and other potential negative effects on local municipal government.



     Nebraska's largest industry is food processing, which derives much of its raw materials from local farms. The State has diversified its industries since World War II, and the manufacture of electrical machinery, primary metals, and transportation equipment, is also important. Mineral deposits of oil (discovered in Cheyenne County in 1949-50), sand and gravel, and stone contribute to the State's economy. Preliminary numbers from the state Department of Labor show Nebraska's total employment (not seasonally adjusted) at 950,835 for October 2005, an increase of over 22,000 from January 2005. Nebraska's annual average unemployment rate has been among the lowest in the nation for the last decade. Preliminary numbers from the U.S. Department of Labor show the Nebraska seasonally adjusted unemployment rate at 3.7 percent for October 2005. In comparison, the seasonally adjusted national rate in October 2005 was 5 percent.



     Certain municipal securities may be obligations of issuers that rely in whole or in part on State revenues for payment of such obligations. A decline in State revenues may adversely affect the obligations of these municipal security issuers. Like many states, Nebraska faced budgetary constraints as a result of the recession that started in the spring of 2001 and the events of September 11, 2001. State government was forced to confront a decline of approximately $648 million in forecasted tax receipts following the adoption of the biennial budget in 2001. During three successive legislative sessions about $521 million in fund lapses, spending cuts, and tax measures were adopted to begin to address the lack of revenue. The decline in actual and forecasted tax receipts was precipitous and occurred faster than the Legislature could implement changes to establish structural balance between tax receipts and appropriations.



     The State ended the 2001-03 budget biennium $60 million short of the final forecast for 2001-03. This necessitated the short-term borrowing and repayment of $60 million from the Cash Reserve Fund. On November 20, 2003, the Legislative Fiscal Office reported a $211 million budget gap for the 2003-05 biennium as a consequence of revisions to current biennium forecasts of net General Fund tax receipts and State agency requests for supplemental (deficit) appropriations. For the first half of the fiscal year, net General Fund receipts for Sales and Use, and Individual Income taxes were below forecast by 2.4 and 0.1 percent, respectively. In February of 2004, the Nebraska Economic Forecasting Advisory Board lowered projections for fiscal year 2003-04 by $41million and $63 million for fiscal year 2004-05. Specifically, the board lowered personal income tax and sales tax projections while raising corporate income tax projections and maintaining miscellaneous tax projections at the current level.



     Beginning in mid-2004, the general revenue picture in Nebraska began to improve significantly. In July 2004, total gross General Fund receipts for fiscal year 2003-04 were announced to be $3.3 billion, 2.9 percent above the February 2004 revised projection. After refunds, total net receipts for fiscal year 2003-04 were $2.72 billion, 4.2 percent above the projected total. For the year, net General Fund receipts for Sales and Use, Individual Income, Corporate Income, and Miscellaneous Taxes were above the revised forecast by 0.3, 4.5, 17.1, and 16.9 percent, respectively.



     In April 2005, in connection with the 2005 legislative session, which approved a new two-year budget covering July 1, 2005, through June 30, 2007, the NEFB issued revised revenue forecasts projecting revenue growth of 7.7 percent for fiscal year 2004-05, 4.2 percent for fiscal year 2005-06, and 3.9 percent for fiscal year 2006-07. At the close of fiscal year 2004-05, actual receipts were $3 billion - $48 million above the April 2005 forecast.



     In November 2005, the state tax commissioner reported that total gross General Fund receipts for the month of October 2005 were slightly more than $230 million, 1.6 percent above projection. For October 2005, gross Individual Income and Corporate Income taxes exceeded projections by 4.3 and 39.8 percent, respectively. Through October 2005, net receipts were ahead of projections for the first four months of fiscal year 2005-06 by $93.34 million. After refunds, total net receipts for the fiscal year through October were reported at slightly more than $1 billion, which was 9.8 percent above the projected total. For the year to date, net General Fund receipts for Sales and Use, Individual Income, Corporate Income and Miscellaneous taxes were above the forecast by 2.2, 2.9,
52.2 and 70.9 percent,
respectively. In October 2005, the NEFB met and revised the forecast for fiscal year 2005-06 upward by $159.7 million to $3.25 billion.



     Property taxes, all of which are collected for the use of local units of government, continue to be the single largest source of revenue for state and local government in Nebraska. Prior to the 1990 passage of LB 1059, which significantly altered the manner in which elementary and secondary education is funded in Nebraska, property taxes often equaled or exceeded all State tax collections. Property tax continues to bear a very significant load of the total tax burden in Nebraska. Net property taxes (net means after subtracting homestead exemptions or other credit programs) comprise 34 percent of the entire burden. Income taxes, individual and corporate, combine to contribute 26.1 percent of the total; sales taxes constitute 26.3 percent of the total. Any significant downturn in the real estate market may have an adverse impact on the total amount of property tax revenue generated by the State or local governments.



     The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Nebraska municipal obligations and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of such obligations held by the Nebraska Tax Free Fund are subject. This information has not been independently verified. Additionally, many factors, including national economic, social and environmental policies and conditions, which are not within the control of the issuers of Nebraska municipal bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Fund is unable to predict whether or to what extent such factors or other factors may affect the issuers of Nebraska municipal obligations, the market value or marketability of such obligations or the ability of the respective issuers of the obligations acquired by the Fund to pay interest on or principal of such obligations.



     Ohio. Ohio's economy is concentrated in automobile production and equipment, steel, rubber products and household appliances. Because Ohio and certain municipalities have large exposure to these industries, trends in these industries, over the long term, may impact the demographic and financial position of Ohio and its municipalities. In addition, this large exposure limits the diversity of Ohio bonds. As a result of this exposure, general economic activity, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has declined.



     Although manufacturing (including auto-related manufacturing) remains the largest single major sector in Ohio, based on gross state product ("GSP"), the service-producing sectors now produce a combined 75 percent of the state GSP and are expected to account for virtually all job growth over the 2002-2012 period. Between 1990 and 2004, manufacturing employment in Ohio fell from 21.8 percent of wage and salary employment to 15.2 percent. During this same period, employment in professional and business services and in educational and health services increased from 20.1 percent to 25.3 percent. In 2004, Ohio's economic output as measured by GSP totaled nearly $420 billion, ranking it seventh among all states. The State ranks third within the manufacturing sector as a whole ($85 billion) and fourth in durable goods ($57 billion). Manufacturing was responsible for 20.2 percent of Ohio's 2004 GSP. The State's two leading export commodities are motor vehicles and machinery. Ohio firms ship products to 205 countries, and the State accounts for about 4.0 percent of the U.S. export total. Ohio merchandise exports were $31.2 billion in 2004.



     One factor constraining Ohio's economic growth is its weakened demographic profile, particularly its difficulty holding on to its university graduates. To the degree that Ohio municipalities are exposed to domestic manufacturers that fail to make competitive adjustments, employment rates and disposable Income of Ohio residents may deteriorate, possibly leading to population declines and the erosion of municipality tax.



     With approximately 10 million acres (of a total land area of 26.4 million acres) of harvestable cropland and an estimated 78,000 individual farms, agriculture combined with related agricultural sectors is an important segment of Ohio's economy. Because of agriculture's importance, Ohio is subject to unique natural hazard risks. The availability of natural resources, such as water and energy, is of vital nationwide concern. Cycles of drought and flooding are concerns insofar as they affect agricultural production. In 2005, Ohio's agricultural production continued to improve; average corn yield for 2005 was estimated at 143 bushels per acre, the fourth-best in Ohio's corn yield history and tying with production in 1992.

     Ohio's seasonally adjusted unemployment rate was 5.9 percent in October 2005, unchanged from September 2004 and down from 6.2 percent in October 2004 and from 6.1 percent in November 2003. The U.S. seasonally adjusted unemployment for October 2005 was 5.0 percent.



     The State operates on the basis of a fiscal biennium for its appropriations and expenditures. Under current law that biennium for operating purposes runs from July 1 in an odd-numbered year to June 30 in the next odd-numbered year. The current fiscal biennium began July 1, 2005 and will end June 30, 2007. Most State operations are financed through the general revenue fund ("GRF"). Personal income and sales use taxes are the major GRF sources. The last complete fiscal biennium ended June 30, 2005 with a GRF budgetary fund balance of $138.4 million. The State also maintains a "rainy day" fund, the Budget Stabilization Fund ("BSF"), generally funded by designation from the fiscal year GRF surplus, if any, and which under current law and until used is intended to carry a balance of approximately 5 percent of the GRF revenue for the preceding fiscal year. As of June 30, 2005, the BSF had an ending balance of $180.7 million. Since most of Ohio's tax revenues come from volatile sources--sales and personal income taxes--the result has been fiscal stress in each recession for the last 30 years. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending fiscal year balance reduced during less favorable and increased during more favorable economic periods.



     In June 2005, in connection with passage of the fiscal year 2006-07 biennial budget by the Ohio legislature, the Ohio Office of Budget and Management ("OBM") presented revised GRF projections for fiscal years 2006 and 2007, which reduced growth rate predictions based primarily on concerns regarding recent economic indicators, including weakened manufacturing and industrial production. The OBM revised estimates projected total state-only revenues of $20,192.2 million for fiscal year 2006 and $20,337.3 million for fiscal year 2007.



     Actual GRF receipts for fiscal year 2006 to-date have been slightly under estimates, primarily as a result of the State receiving less than estimated federal grants. For the month of October 2005, GRF receipts totaled $1,990.5 million, which was $32.1 million, or 1.6 percent, under estimate. GRF tax sources generated $1,521.3 million in October, which was $83.9 million, or 5.8 percent, above estimate, while federal grants received came in $121.0 million, or 21.3 percent, below estimates.



     Through October 2005, all GRF sources stood at $8,051.0 million for the year-to-date, which was $53.7 million, or 0.7 percent, below estimate. GRF tax sources were $48.6 million, or 0.8 percent, above estimate. On a year-over-year basis, GRF sources have grown $401.8 million, or 5.3 percent, and GRF tax sources have grown $294.9 million, or 5.2 percent. Growth rates were affected by additional revenue from the increase in the cigarette tax and by decreased revenue from the cut in the sales tax rate.



     Most capital improvements in Ohio are funded through the issuance of debt. A 1999 constitutional amendment provides an annual debt service "cap" applicable to future issuances of State general obligations and other State direct obligations payable from the GRF or net State lottery proceeds. Generally, new bonds may not be issued if future fiscal year debt service on those new and the then outstanding bonds of those categories would exceed 5 percent of the total estimated GRF revenues plus net State lottery proceeds during the fiscal year of issuance. The State's debt burden is considered moderate by national standards and Ohio's Constitutional requirement of using no more than 5 percent of annual GRF revenue for debt service is regarded as reasonable and responsible. The State's incurrence or assumption of direct debt without a vote of the people is, with limited exceptions, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation (an exception is made in both cases for any debt incurred to repel invasion, suppress insurrection, or defend the State in war).



     State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are dependent upon appropriations being made available for the subsequent fiscal period.



     Ohio's nearly 950 incorporated cities and villages rely primarily on property and municipal income taxes for their operations, and, with other local governments, receive local government support and property tax relief moneys



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


distributed by the State. Ohio is the only state that shares collections from all of its major taxes and allows local governments to levy those same taxes while keeping 100 percent of the property tax. The problem, however, is that a shared tax base limits tax policy options of the State and local governments and blurs the connection between taxes paid and services rendered - especially true in K-12 and human services. Additionally, there can be no assurance that any particular level of State aid to local governments will be maintained in future years.



     The Ohio Constitution directs or restricts the use of certain revenues. Highway fees and excises, including gasoline taxes, are limited in use to highway-related purposes. Not less than 50 percent of the receipts from State income taxes and estate taxes must be returned to the originating political subdivisions and school districts. State net lottery profits are allocated to elementary, secondary, vocational and special education program purposes including application to debt service on obligations issued to finance capital facilities for a system of common schools.



     For those few municipalities that have faced significant financial problems, there are statutory procedures for a joint state/local commission to monitor the municipality's fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. Since inception in 1979, these procedures have been applied to 12 cities and 14 villages; for 19 of them the fiscal situation was resolved and the procedures terminated. At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. Since 1934 the State Constitution has limited the amount of the aggregate levy (including a levy for un-voted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, to 1 percent of true value in money, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate. The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Such State obligations are generally secured by biennial appropriation lease agreements with the State.



     The State has enacted legislation allocating its anticipated share of the proceeds of the national tobacco settlement. A comprehensive allocation has been made through fiscal year 2012 and a partial allocation has been made thereafter through fiscal year 2025. (In light of the constitutional two-year limitation on appropriations, those allocations are subject to the General Assembly making biennial appropriations to fund them, and those allocations themselves are subject to adjustment by the General Assembly.) As currently allocated and except for fiscal years 2002 through 2004, none of the moneys is to be applied to existing operating programs of the State. A portion of settlement moneys has been and will continue to be used to assist in addressing the State's recent GRF revenue shortfall situation. Under current allocations, the main portion of the moneys in future bienniums is to go to assist in the financing of elementary and secondary school capital facilities. Other amounts are targeted for new programs for smoking cessation and other health-related purposes, biomedical research and technology transfer, and assistance to the tobacco growing areas in the State.



     The foregoing information constitutes only a brief summary of some of the general factors that may impact certain issuers of Ohio municipal obligations and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of such obligations held by the Ohio Tax Free Fund are subject. This information has not been independently verified. Additionally, many factors, including national economic, social and environmental policies and conditions, which are not within the control of the issuers of Ohio municipal bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Fund is unable to predict whether or to what extent such factors or other factors may affect the issuers of Ohio municipal obligations, the market value or marketability of such obligations or the ability of the respective issuers of the obligations acquired by the Fund to pay interest on or principal of such obligations.



     Oregon. In the 1970s, Oregon grew rapidly due to population increases and continued economic diversification. Oregon grew much faster than the nation during this period, and from 1975 to 1980, non-farm jobs grew by 25 percent in Oregon versus 17 percent nationally. The 1980s saw continued diversification of Oregon's economy as the timber industry continued to decline. The high technology expansion was beginning, but did not create enough jobs to offset the timber industry losses. In the 1990s, Oregon continued to diversify. Low costs, abundant natural resources and a perceived high quality of life attracted both people and firms to the State. After its robust expansion during the 1990s, Oregon's economic growth slowed rather sharply in 1998 as exports and foreign investment dropped off during the Asian crisis. The economic recoveries of Oregon's key Asian trading partners



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


boosted export growth between 1998 and 2000. In 2001, an information technology slowdown significantly dampened growth in Oregon's high-tech sector. At the same time, as California's economy strengthened, net in-migration slowed and population growth moderated, dampening the growth in the construction, retail, and service-related sectors. For the first time since 1985, job growth slipped below the national pace in 1998 and stayed there in 2001 and 2002.



     In 2004, Oregon started with an unemployment rate of 7.7 percent, the highest of all 50 states. Job growth through much of 2004 and 2005 helped pull the unemployment rate down to 7.3 percent in October 2004 and to 6.0 percent by October 2005. The October 2005 rate was the lowest reading in more than four years and marked the first time since April 2001 that Oregon's unemployment rate had been at 6.0 percent or below. Oregon's unemployment rate decrease between October 2004 and October 2005 was the second largest among the states, second only to Florida. The national unemployment rates for October 2004 and October 2005 were 5.5 percent and 5.0 percent, respectively.



     Oregon's seasonally adjusted nonfarm payroll employment rose by 1,200 jobs in October 2005, marking five consecutive months of seasonally adjusted growth. From October 2004 to October 2005, employment rose by 49,000 jobs, or three percent. By comparison, the national increase from October 2004 to October 2005 was just 2.2 percent. In December 2005, the Oregon Office Of Economic Analysis ("OEA") projected that total Oregon nonfarm jobs would grow by 1.8 percent in 2006 and by 1.4 percent in 2007, compared with 1.5 percent and 1.3 percent for those same years nationally. Gains of that magnitude should keep pace with the State's population, which is expected to grow by approximately 1.25 percent.



     Oregon's employment shift of recent years has been significant. The State's forest products sector accounted for about 10 percent of Oregon's gross state product 14 years ago, while electronics accounted for less than three percent. By 2000, the forest products sector accounted for roughly 3 percent of Oregon output, while electronics and instruments reached 15 percent. Recently, high-tech has accounted for about $13 billion in annual sales in Oregon, while forestry and wood products bring in roughly $4 billion. Recently, agriculture and food processing has accounted for about $3 billion in sales while durable goods manufacturing in metals and transportation equipment is worth about $2 billion.



     In its December 2005 forecast, the OEA predicted that manufacturing employment will repeat 2004 with a relatively solid growth of 2.8 percent in 2005 but then will be flat in 2006 and decline 0.9 percent in 2007. Wood products employment is projected to show increases of 2.4 percent in 2005 and
0.8 percent in 2006, with losses of 1.3 percent in 2007.



     The dependence on the high-tech industry, accounting for about 25 percent of the overall state economy compared to an average of about 12 percent nationally, led Oregon into the recent national recession. The sector that contains semiconductors, computer and electronic products will again show job gains in 2005 with growth of 1.2 percent; however, jobs are expected to decline
2.3 percent in 2006 and 3.2 percent in 2007. The OEA forecast horizon goes out to 2011, and job levels still fail to reach the peak year of 2001. Continued outsourcing of manufacturing could slow growth in this region. Recent commitments to move research out of the country would be very harmful to Oregon's high technology sector.



     The OEA predicts that rising regional energy prices may force more businesses to slow production and lay off workers. As of December 2005, natural gas prices had risen the past few months adding to production costs. Oil prices had crossed above $70 per barrel and retreated to $60 - still a relatively high price. The recent devastation from Hurricane Katrina could prove to be more serious to the U.S. energy sector than previous natural disasters. Roughly thirty percent of the nation's oil supply and over a fifth of the natural gas supply move through the Louisiana area and the estimated closure of production capacity is 95 percent. The near term disruption on gasoline and natural gas prices could be dramatic. Regionally, electricity generation may move towards natural gas powered turbine engines as the drought impacts the availability of hydro generation. Higher electricity prices in Oregon could result from being pegged to natural gas prices.



     The OEA also warns of risks relating to PERS (the public employee retirement system) and possible state and local government budget shortfalls. The Oregon Supreme Court has overturned two major reforms of PERS which would have reduced the long-term debt liability related to PERS, according to some estimates, by nearly $10 billion, although Court did not rule out future Legislative reforms to PERS. Although the 2005-2007 biennium appears to need



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


only small additional expenditures, state and local governments may need to increase taxes, reduce services, and/or increase bond financing in the future to cover potential unfunded liabilities for PERS. If increases in unfunded liabilities leads to increased tax rates, this could lead to a substantial negative impact on Oregon's economy. To the extent that spending cutbacks hit education and public infrastructure, the state could suffer longer-term impacts.



     Oregon is also impacted dramatically by the economics of international trade. An extended disruption to international trade could severely impact Oregon's manufacturing and agricultural sectors. Additionally, as the dollar depreciates against other foreign currencies, U.S. exports are promoted. Oregon's manufacturing sector has a large dependency on international markets. If the U.S. dollar falls too quickly, this could harm Oregon's trading partners, weakening their economies and lowering their demand for Oregon products. A controlled lowering of the U.S. dollar is most beneficial to the Oregon economy.



     The OEA concludes that the risks confronting Oregon are not balanced but that they are tilted toward more downside than upside, at least in the near term. In other words, risks are biased toward a milder growth scenario compared to our baseline forecast. The risks, of course, could change going forward as conditions change and certain risk factors would have been resolved, becoming part of the baseline assumptions.



     The Oregon budget is approved on a biennial basis by separate appropriation measures. Although the governor recommends a budget, no omnibus budget measure is approved. A biennium begins July 1 and ends June 30 of odd-numbered years. Measures are passed for the approaching biennium during each regular legislative session, held beginning in January of odd-numbered years. The most significant feature of the budgeting process in Oregon is the constitutional requirement that the budget be in balance at the end of each biennium. Because of this provision, Oregon may not budget a deficit and is required to alleviate any revenue shortfalls within each biennium. The biennial budget for 2005-07 passed the Oregon Legislative Assembly in 2005.



     In December 2005, the OEA updated its budgetary revenue forecasts from the previous September 2005 forecast. The December 2005 forecast for 2005-07 General Fund revenues exhibits considerable revisions relative to the prior forecast. The latest available information suggests that the recovery phase of this business cycle will last a quarter or more than previously expected, resulting in stronger income and tax estimates for 2005. Given similar long-term growth assumptions to prior forecasts, these revisions produce higher income tax projections in future years. The December 2005 forecast for General Fund revenues for the 2005-07 biennium is $11,654.0 million, an increase of $317.8 million over the September 2005 forecast. The beginning balance for the current biennium, which amounts to resources carried over from the prior biennium, equals $301.2 million. This is $55 million lower than the estimate for the prior forecast. Given the revised figure, available resource for the biennium total $11,955.2 million. Excluding anticipated expenditures of $11,493.7 million, the projection for the 2005-07 ending balance is $461.5 million.



     For the 2007-09 biennium, total General Fund revenues are projected to amount to $12,655.5 million. Approximately $326.3 million in kicker refunds and credits result in revenue growth of 8.6 percent, compared to approximately 11.5 percent increases for the prior two biennia. General Fund revenues are projected to reach $14,423.2 million in the 2009-11 biennium, an increase of 14.0 percent relative to the previous biennium.



     The personal income tax funds approximately 90 percent of the Oregon's general fund. Since most of Oregon's tax revenues come from volatile sources like income taxes - the result is often fiscal stress during times of recession. The State also relies heavily on property taxes, and both income and property taxes have been reduced by voters in recent years. Another approximately 5 percent of the general fund comes from corporate taxes - down from a 14 percent share in 1980, according to the OEA. Any future declines in these State revenue sources may lead to future fiscal insecurity and may contribute to future State budget deficits, which could also affect the obligations of local governments in the State.



     The 1979 Legislative Assembly approved a statutory mechanism under which taxpayers could receive a tax refund if certain conditions occurred after the close of the legislative session. This statutory process was embedded in the State constitution by voters in November 2000. If the estimated revenues from either of two General Fund revenue categories of corporate tax or all other revenues (which includes the personal income tax) is exceeded by more than 2 percent, a tax credit for corporations or a tax refund for individuals is extended to all taxpayers in that category (also known as the "2 percent kicker"). For corporations, the credit is based on the tax liability for the calendar year containing the end of the biennium (for example, 1999 liability for the 1997-99 kicker). For individuals, the refund is based on the previous calendar year's tax liability (for example, the 1998 liability for the 1997-99 kicker). The refund has been triggered seven times since 1981 and was last triggered for the 1999-2001 biennium.



     During the economically prosperous years of the late '90s, the State income tax brought in a lot of revenue. State legislators, rather than create a reserve, chose to rebate surplus revenues - those exceeding 2 percent of budget forecasts - in four 'kicker checks' to taxpayers between 1995 and 2001. Under the constitutional amendment adopted in November 2000, the State may retain the kicker moneys only if two-thirds of each house of the Legislative Assembly votes to keep the kicker. In the past, Oregon's budget problems have been exacerbated by the absence of a substantial rainy-day fund, which was not created until 2002.



     A variety of general obligation and revenue bond programs have been approved in Oregon to finance public purpose programs and projects. General obligation bond authority requires voter approval of a constitutional amendment, while revenue bonds may be issued under statutory authority. However, under the Oregon Constitution the State may issue up to $50,000 of general obligation debt without specific voter approval. The Legislative Assembly has the right to place limits on general obligation bond programs, which are more restrictive than those approved by the voters. General obligation authorizations are normally expressed as a percentage of statewide value of taxable property.



     Article XI-K of the Oregon Constitution authorizes the State to guaranty the general obligation bonded indebtedness of qualified Oregon school districts, education service districts and community college districts. The Article further authorizes issuance of general obligation bonds to provide funds, if needed, to satisfy the guaranty, providing the amount of State bonds issued and outstanding to cover such guaranteed debt may not exceed 0.5 percent of true cash value at any one time. As of December 31, 2004, the State had not issued any of its bonds pursuant to this authorization. As of November 10, 2005, 153 qualified districts have issued $2.67 billion in guaranteed bonds, with $1.82 billion of that total still outstanding.



     After an approximately $2 billion decline in revenues during the 2001 03 biennium, the Legislative Assembly authorized the issuance of Oregon Appropriation Bonds to pay for education, human services and other expenditures and to provide a beginning General Fund balance for the next biennium. In April 2003, the State issued approximately $430 million in Oregon Appropriation Bonds. It was the Legislative Assembly's intention to use payments to the State under the Master Settlement Agreement entered into with the major tobacco companies to pay the debt service on the bonds. The bonds, however, are appropriation credits and payment is subject to an appropriation by the Legislative Assembly in each biennium. The State does not have authority to issue any more of these bonds.



     Obligations of the State or local governments may be affected by legislation limiting the ability of State and local governments to raise revenue through new or additional taxes. In November 1996, voters approved Ballot Measure 47, the property tax cut and cap. It will reduce revenues to schools, cities, and counties by as much as $1 billion and put pressure on the General Fund to make up some or all of the difference. This constitutional amendment limited property taxes in 1997-1998 to the lesser of 90-percent of the 1995 1996 tax, or the 1994 1995 tax amount. For tax years following the 1997 1998 tax year, property tax increases are limited to 3 percent annually, subject to limited exceptions. Local governments' lost revenue may only be replaced by an increase in the State income tax, unless the voters approve replacement fees or charges. At least 50 percent of eligible voters must participate in an election in order for a voter-approved tax levy to be valid. Ballot Measure 50, another restriction on revenue sources, passed by Oregon voters in May of 1997, limits the taxes a property owner must pay. It limits taxes on each property by rolling back the 1997 98 assessed value of each property to 90 percent of its 1995-96 value.



     The foregoing information constitutes only a brief summary of some of the general factors that may impact certain issuers of Oregon municipal obligations and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of such obligations held by the Oregon Intermediate Tax Free Fund are subject. This information has not been independently verified. Additionally, many factors, including national economic, social and environmental policies and conditions, which are not within the control of the issuers of Oregon municipal bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Fund is unable to predict whether or to what extent such factors or other factors may affect the issuers of Oregon municipal obligations, the market value or marketability of such obligations or the ability of the respective issuers of the obligations acquired by the Fund to pay interest on or principal of such obligations.



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




                             INVESTMENT RESTRICTIONS


     In addition to the investment objectives and policies set forth in the Prospectus and under the caption "Additional Information Concerning Fund Investments" above, each of the Funds is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 8 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.


     None of the Funds will:


     1. Concentrate its investments in a particular industry, except that any Fund with one or more industry concentrations implied by its name shall, in normal market conditions, concentrate in securities of issues within that industry or industries. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.


     2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

     3. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. This investment restriction does not apply to the Real Estate Securities Fund and the Tax Free Funds (other than Tax Free Fund, Short Tax Free Fund and Intermediate Tax Free
          Fund).

     4.   Invest for the primary purpose of control or management.

     5. Purchase physical commodities or contracts relating to physical commodities. With respect to Inflation Protected Securities Fund, this restriction shall not prohibit the Fund from investing in options on commodity indices, commodity futures contracts and options thereon, commodity-related swap agreements, and other commodity-related derivative instruments.

     6. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

     7. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

     8. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

     For purposes of applying the limitation set forth in number 1 above, according to the current interpretation by the Securities and Exchange Commission, the Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry. The Fund will use industry classifications provided by Bloomberg and Lehman Brothers to determine its compliance with this limitation.

     For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%.

     For purposes of applying the limitation set forth in number 6 above, there are no limitations with respect to unsecured loans made by the Fund to an unaffiliated party. However, when the Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section 18(f), the Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan.

     The following restrictions are non-fundamental and may be changed by FAIF's Board of Directors without a shareholder vote:

     None of the Funds will:

     1 Invest more than 15% of its net assets in all forms of illiquid investments.

     2. Borrow money in an amount exceeding 10% of the borrowing Fund's total assets except that High Income Bond Fund may borrow up to one-third of its total assets and pledge up to 15% of its total assets to secure such borrowings. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. No Fund will make additional investments while its borrowings exceed 5% of total assets.

     3.   Make short sales of securities.

     4. Lend portfolio securities representing in excess of one-third of the value of its total assets.

     With respect to the non-fundamental restriction set forth in number 1 above, the Fund will monitor portfolio liquidity on an ongoing basis and, in the event more than 15% of the Fund's net assets are invested in illiquid investments, the Fund will reduce its holdings of illiquid securities in an orderly fashion in order to maintain adequate liquidity.

     The Board of Directors has adopted guidelines and procedures under which the Funds' investment advisor is to determine whether the following types of securities which may be held by certain Funds are "liquid" and to report to the Board concerning its determinations: (i) securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; (ii) commercial paper issued in reliance on the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933, whether or not it is eligible for resale pursuant to Rule 144A; (iii) interest-only and principal-only, inverse floating and inverse interest-only securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and (iv) municipal leases and securities that represent interests in municipal leases.

     For determining compliance with its investment restriction relating to industry concentration, each Fund classifies asset-backed securities in its portfolio in separate industries based upon a combination of the industry of the issuer or sponsor and the type of collateral. The industry of the issuer or sponsor and the type of collateral will be determined by the Advisor. For example, an asset-backed security known as "Money Store 94-D A2" would be classified as follows: the issuer or sponsor of the security is The Money Store, a personal finance company, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Personal

Finance Companies -- Automobile. Similarly, an asset-backed security known as "Midlantic Automobile Grantor Trust 1992-1 B" would be classified as follows: the issuer or sponsor of the security is Midlantic National Bank, a banking organization, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Banks -- Automobile. Thus, an issuer or sponsor may be included in more than one "industry" classification, as may a particular type of collateral.


                               PORTFOLIO TURNOVER



The portfolio turnover rates for Large Cap Select Fund, Small-Mid Cap Core Fund, Total Return Bond Fund, Intermediate Government Bond Fund, and U. S. Government Mortgage Fund were significantly higher during the fiscal year ended September 30, 2005 than during the fiscal year ended September 30, 2004.



     - Large Cap Select Fund's portfolio turnover rate increased from 67% to 176%. This increase is primarily attributable to a significant reduction during the course of the year in the number of securities held in the portfolio.



     - Small-Mid Cap Core Fund's portfolio turnover rate increased from 51% to 197%. This increase is attributable primarily to the change in the investment strategies of the Fund (formerly called the Technology
          Fund) from investing primarily in technology stocks to investing primarily in stocks of small and mid cap companies.



     - Total Return Bond Fund's portfolio turnover rate increased from 132% to 285%. This increase is attributable primarily to the change in the investment strategies of the Fund (formerly called the Corporate Bond
          Fund) from investing primarily in corporate debt obligations to investing primarily in a broader range of debt obligations, as described in the Fund's prospectuses.



     - Intermediate Government Bond Fund's portfolio turnover rate increased from 53% to 161%. This was a result of both significant Fund redemptions and a strategic repositioning of the Fund's portfolio.



     - U.S. Government Mortgage Fund's portfolio turnover rate increased from 127% to 251%. Because specified pools of mortgage-backed securities generally traded at expensive valuations during much of the fiscal year, the Fund focused on purchasing to-be-announced (TBA) positions and rolling those positions forward from month to month, rather than taking delivery, which increased portfolio turnover. In addition, the Fund invested significantly in commercial paper and shorter duration mortgage-backed securities, which also contributed to the increased portfolio turnover rate.


                                   FUND NAMES

     With respect to any Fund that has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, whereby at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) must be invested in a strategy suggested by the Fund's name, a policy has been adopted by the Funds to provide shareholders with at least 60 days notice in the event of a planned change to the investment strategy. Such notice to shareholders will meet the requirements of Rule 35d-1(c).


                        DISCLOSURE OF PORTFOLIO HOLDINGS


PUBLIC DISCLOSURE


     Each Fund is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each fund's annual and semi-annual reports on form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. These filings are generally available within sixty days of the end of the relevant Fund's fiscal quarter. In addition, the First American Fund Family makes complete portfolio holdings information publicly available for all First American Funds other than Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund (the "Index Funds," series of FAIF), and the series of FAF (the "Money Market Funds"), which are money market funds, by posting the information on the First American Funds website on a quarterly basis. The Funds will attempt to post such information within ten days of the quarter end. Until such time as it is posted, it will be Nonpublic Holdings Information, as defined below, and subject to the Funds' procedures regarding the disclosure of Nonpublic Holdings Information.

NONPUBLIC DISCLOSURE


     The Funds' board of directors has adopted policies and procedures (the "Disclosure Policies"), which prohibit the release of information concerning portfolio holdings, or information derived therefrom ("Nonpublic Holdings Information"), that has not been made public through SEC filings or the website. Different exceptions to this prohibition are made depending on the type of third party that receives the Nonpublic Holdings Information. The Disclosure Policies are designed to prevent he use of portfolio holdings information to trade against the Funds, or otherwise use the information in a way that would harm the Funds, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.


     Because the portfolios of the Index Funds generally mirror the composition of published indices, the Index Funds are not subject to the Disclosure Policies. In addition, the Money Market Funds are not subject to the Disclosure Policies because these Funds hold only short-term money market securities that generally do not vary significantly in value over short periods of time. Because of the types of securities held by the foregoing Funds, such Funds' portfolio holdings information would not be subject to the types of misuses that the Disclosure Policies are designed to prevent.

     Disclosure within the Advisor and to Fund Directors. Nonpublic Holdings Information and information derived therefrom may be provided to any individuals employed by the Advisor and who have a need to know the information, such as investment, compliance, and treasury personnel, without prior approval. The Advisor's employees are bound by the Disclosure Policies and by the Advisor's Code of Ethics which precludes them from trading on the basis of Nonpublic Holdings Information.

     Nonpublic Holdings Information and information derived therefrom also may be provided to directors of the First American Funds and their service providers, such as counsel, as part of the materials for regular or special Board of Directors meetings without prior approval. These parties have pre-existing fiduciary duties or duties of confidentiality arising from the Funds' Code of Ethics or from established rules of professional responsibility and ethical conduct. These parties are not required to enter into written confidentiality agreements prior to receipt of Nonpublic Holdings Information, and therefore, the fund would be precluded from pursuing a breach of contract claim against such a party if that party misused Nonpublic Holdings Information.


     Disclosure to Fund Service Providers and Prospective Service Providers. Nonpublic Holdings Information may be provided to organizations that provide or propose to provide services to the First American Funds, such as sub-advisors, custodians, administrators, transfer agents, securities lending agents, outside accountants, outside counsel, entities that provide Class B share financing, proxy voting organizations, financial printers, pricing services and the like, provided that such organization has entered into a written agreement with the Funds to maintain the information in confidence and use the information only for the purpose for which it is provided, and not to trade on the basis of such information. Before Nonpublic Holdings Information is provided to a new service provider or a prospective service provider, the Director of U.S. Bancorp Asset Management Inc.'s Product Marketing Group must approve the provision of the information as being made strictly on a need to know basis and in the best interest of the fund involved. Any such determination made during a calendar quarter shall be reported to the Chief Compliance Officer within 10 days of the end of the quarter, and shall be subject to Compliance oversight.


     Ongoing Arrangements. The Funds currently provide Nonpublic Holdings Information on a weekly basis to an entity that provides Class B share financing to the Funds, and Nonpublic Holdings Information is provided on a quarterly basis to an entity that provides post-trade execution analysis with respect to securities trades made for the Funds.

     Disclosure to Investors, Prospective Investors, and Investor Consultants. Nonpublic Holdings Information may not be provided to investors, prospective investors or investor consultants without prior approval of the Funds' Chief Compliance Officer. The Chief Compliance Officer will only approve such disclosure after (1) concluding that disclosure is in the best interests of the relevant Fund and its shareholders, (2) considering any conflict of interest between the Fund and its shareholders on the one hand and the Fund's adviser and the adviser's affiliates on the other hand, and (3) the recipient has agreed in writing to maintain the confidentiality of the Nonpublic Holdings Information and not to trade on the basis of any such information that is material nonpublic information. If the Chief Compliance Officer determines that there is a conflict of interest between the Fund and its shareholders on the one hand and the Fund's adviser or the adviser's affiliates on the other hand, he or she will approve such disclosure only if he or she determines that such conflict is materially mitigated by the execution of a confidentiality agreement and that, despite such conflict of interest, disclosure is in the best interests of the relevant Fund and its shareholders. The Funds' Chief Compliance Officer is responsible for the creation of a written record that states the basis for the conclusion that the disclosure is in the best interests of the relevant Fund and its shareholders.


     Disclosure to Fund Ranking and Ratings Organizations. Nonpublic Holdings Information may be provided to organizations that provide mutual fund rankings and ratings, such as Morningstar, Lipper, Moody's, and Standard & Poor's, and to entities that provide investment coverage and/or analytical information regarding a Fund's portfolio, provided that the recipient has entered into a written agreement with the Fund to maintain the information in confidence and use the information only for the purpose for which it is provided, and not to trade on the basis of any such information that is material nonpublic information. Before Nonpublic Holdings Information is provided to a new ranking or rating organization or entity that provides investment coverage and/or analytical information, the Director of U.S. Bancorp Asset Management Inc.'s Product Marketing Group must approve the provision of the information as being made strictly on a need to know basis and in the best interest of the fund involved. Any such determination made during a calendar quarter shall be reported to the Chief Compliance Officer within 10 days of the end of the quarter, and shall be subject to Compliance oversight.


     Disclosure as Required by Applicable Law. Undisclosed Holdings Information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

     Disclosure of Limited Holdings. Portfolio managers, analysts and other personnel of the Advisor and any sub-advisor may discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of fund shares or their representatives. In no case will a material number of portfolio holdings be provided that have not yet been posted on the First American Funds website or filed with the SEC unless the recipient has agreed in writing to maintain the confidentiality of such information and not to trade on the basis of any such information which is material nonpublic information. Materiality is a subjective judgment, however, and there is a risk that information deemed immaterial by the portfolio manager, analyst, or other employee of the Advisor could be used in a manner adverse to a Fund ad its shareholders. In addition, brokers and dealers may be provided with individual portfolio holdings in order to obtain bids or bid and asked prices (if securities held by a Fund are not priced by the Fund's regular pricing services) or in connection with portfolio transactions.


     No Compensation or Consideration. Neither the Funds, nor their investment advisor or any sub-advisor or any affiliate of either, including the Chief Compliance Officer or his or her designee, will solicit or accept any compensation or other consideration in connection with the disclosure of Nonpublic Holdings Information.



     The Funds' Chief Compliance Officer must provide a quarterly report to the Funds' board of directors addressing exceptions to these policies and procedures, if any.



     Under the foregoing policies and procedures, in the event of the absence or unavailability of the Chief Compliance Officer, all of the obligations of the Chief Compliance Officer may be performed by his or her designee.


                        DIRECTORS AND EXECUTIVE OFFICERS

     The directors and executive officers of FAIF are listed below, together with their business addresses and their principal occupations during the past five years. The Board of Directors is generally responsible for the overall operation and management of FAIF. Each of the Directors in an independent director.

INDEPENDENT DIRECTORS


                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN         OTHER
NAME, ADDRESS,   POSITION(S)       TERM OF OFFICE                                         FUND COMPLEX     DIRECTORSHIPS
  AND YEAR OF        HELD           AND LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
     BIRTH        WITH FUND          TIME SERVED             DURING PAST 5 YEARS            DIRECTOR         DIRECTOR*
--------------   -----------   ----------------------   ----------------------------   -----------------   -------------
Benjamin R.        Director    Term expiring earlier    Retired; Senior Financial      First American      None
Field III,                     of death, resignation,   Advisor, Bemis Company, Inc.   Funds Complex:
P.O. Box 1329,                 removal,                 from May 2002 to March 2003;   eleven registered
Minneapolis,                   disqualification, or     Senior Vice President, Chief   investment
Minnesota                      successor duly elected   Financial Officer and          companies,
55440-1329                     and qualified.           Treasurer, Bemis Company,      including 55
(1938)                         Director of FAIF since   through April 2002             portfolios
                               September 2003

Roger A.           Director    Term expiring earlier    Retired; Vice President,       First American      None
Gibson,                        of death, resignation,   Cargo - United Airlines,       Funds Complex:
P.O. Box 1329,                 removal,                 from July 2001 through July    eleven registered
Minneapolis,                   disqualification, or     2004; Vice President, North    investment
Minnesota                      successor duly elected   America-Mountain Region for    companies,
55440-1329                     and qualified.           United Airlines prior to       including 55
(1946)                         Director of FAIF since   July 2001)                     portfolios
                               October 1997

Victoria J.        Director    Term expiring earlier    Investment consultant and      First American      None
Herget,                        of death, resignation,   non-profit board member        Funds Complex:
P.O. Box 1329,                 removal,                 since 2001; Managing           eleven registered
Minneapolis,                   disqualification, or     Director of Zurich Scudder     investment
Minnesota                      successor duly elected   Investments through 2001       companies,
55440-1329                     and qualified.                                          including 55
(1951)                         Director of FAIF since                                  portfolios
                               September 2003

Leonard W.         Director    Term expiring earlier    Owner, Executive and           First American      None
Kedrowski,                     of death, resignation,   Management Consulting, Inc.,   Funds Complex:
P.O. Box 1329,                 removal,                 a management consulting        eleven registered
Minneapolis,                   disqualification, or     firm; Board member, GC         investment
Minnesota                      successor duly elected   McGuiggan Corporation (dba     companies,
55440-1329                     and qualified.           Smyth Companies), a label      including 55
(1941)                         Director of FAIF since   printer; former Chief          portfolios
                               November 1993            Executive Officer, Creative
                                                        Promotions International,
                                                        LLC, a promotional award
                                                        programs and products
                                                        company, through October
                                                        2003; Advisory Board Member,
                                                        Designer Doors, a
                                                        manufacturer of designer
                                                        doors, through 2002

Richard K.         Director    Term expiring earlier    Retired; Director, President   First American      Cleveland-Cliffs
Riederer,                      of death, resignation,   and Chief Executive Officer,   Funds Complex:      Inc. (a
P.O. Box 1329,                 removal,                 Weirton Steel through 2001     eleven registered   producer of
Minneapolis,                   disqualification, or                                    investment          iron ore
Minnesota                      successor duly elected                                  companies,          pellets)
55440-1329                     and qualified.                                          including 55
(1944)                         Director of FAIF since                                  portfolios
                               August 2001

Joseph D.          Director    Term expiring earlier    Attorney At Law, Owner and     First American      None
Strauss,                       of death, resignation,   President, Strauss             Funds Complex:
P.O. Box 1329,                 removal,                 Management Company, a          eleven registered
Minneapolis,                   disqualification, or     Minnesota holding company      investment
Minnesota                      successor duly elected   for various organizational     companies,
55440-1329                     and qualified.           management business            including 55
(1940)                         Director of FAIF since   ventures; Owner, Chairman      portfolios
                               September 1991           and Chief Executive Officer,
                                                        Community Resource
                                                        Partnerships, Inc., a
                                                        strategic planning,
                                                        operations management,
                                                        government relations,
                                                        transportation planning and
                                                        public relations
                                                        organization; Owner,
                                                        Chairman and Chief Executive
                                                        Officer, Excensus(TM)LLC, a

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN         OTHER
NAME, ADDRESS,   POSITION(S)       TERM OF OFFICE                                         FUND COMPLEX     DIRECTORSHIPS
  AND YEAR OF        HELD           AND LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
    BIRTH         WITH FUND          TIME SERVED            DURING PAST 5 YEARS             DIRECTOR         DIRECTOR*
--------------   -----------   ----------------------   ----------------------------   -----------------   -------------
                                                        strategic demographic
                                                        planning and application
                                                        development firm, since 2001

Virginia L.        Chair;      Chair term three         Owner and President,           First American      None
Stringer,          Director    years. Director term     Strategic Management           Funds Complex:
P.O. Box 1329,                 expiring earlier of      Resources, Inc., a             eleven registered
Minneapolis,                   death, resignation,      management consulting firm;    investment
Minnesota                      removal,                 Executive Consultant for       companies,
55440-1329                     disqualification, or     State Farm Insurance Cos.      including 55
(1944)                         successor duly elected                                  portfolios
                               and qualified. Chair
                               of FAIF's Board since
                               September 1997;
                               Director of FAIF since
                               September 1987

James M. Wade,     Director    Term expiring earlier    Owner and President, Jim       First American      None
P.O. Box 1329,                 of death, resignation,   Wade Homes, a homebuilding     Funds Complex:
Minneapolis,                   removal,                 company, since 1999            eleven registered
Minnesota                      disqualification, or                                    investment
55440-1329                     successor duly elected                                  companies,
(1943)                         and qualified.                                          including 55
                               Director of FAIF since                                  portfolios
                               August 2001



----------


* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.


EXECUTIVE OFFICERS


                                               TERM OF OFFICE
  NAME, ADDRESS, AND     POSITION(S) HELD      AND LENGTH OF
    YEAR OF BIRTH            WITH FUND          TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------   ----------------   -------------------   ------------------------------------------------------
Thomas S. Schreier,      President          Re-elected by the     Chief Executive Officer of U.S. Bancorp Asset
Jr., U.S. Bancorp                           Board annually;       Management, Inc. since May 2001; Chief Executive
Asset Management,                           President of FAIF     Officer of First American Asset Management from
Inc.,                                       since February 2001   December 2000 to May 2001 and of Firstar Investment &
800 Nicollet Mall,                                                Research Management Company from February 2001 to May
Minneapolis,                                                      2001; prior thereto, Senior Managing Director and Head
Minnesota 55402                                                   of Equity Research of U.S. Bancorp Piper Jaffray.
(1962) *

Mark S. Jordahl,         Vice President     Re-elected by the     Chief Investment Officer of U.S. Bancorp Asset
U.S. Bancorp Asset       - Investments      Board annually;       Management, Inc. since September 2001; President and
Management, Inc.                            Vice President  -     Chief Investment Officer, ING Investment Management -
800 Nicollet Mall,                          Investments of        Americas, September 2000 to June 2001; prior thereto,
Minneapolis,                                FAIF since            Senior Vice President and Chief Investment Officer,
Minnesota 55402                             September 2001        ReliaStar Financial Corp
(1960) *

Jeffery M. Wilson,       Vice President     Re-elected by the     Senior Vice President of U.S. Bancorp Asset
U.S. Bancorp Asset       - Administration   Board annually;       Management, Inc. since May 2001; prior thereto, Senior
                                            Vice                  Vice President of First American

                                               TERM OF OFFICE
  NAME, ADDRESS, AND     POSITION(S) HELD      AND LENGTH OF
    YEAR OF BIRTH            WITH FUND          TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------   ----------------   -------------------   ------------------------------------------------------
Management, Inc.                            President -           Asset Management.
800 Nicollet Mall,                          Administration of
Minneapolis,                                FAIF since March
Minnesota 55402                             2000
(1956) *

Charles D. Gariboldi,    Treasurer          Re-elected by the     Mutual Funds Treasurer, U.S. Bancorp Asset Management,
U.S. Bancorp Asset                          Board annually;       Inc., since October 2004; prior thereto, Vice
Management, Inc.                            Treasurer of FAIF     President for investment accounting and fund treasurer
800 Nicollet Mall,                          since December 2004   of Thrivent Financial for Lutherans.
Minneapolis,
Minnesota 55402
(1959) *

Jill M. Stevenson,       Assistant          Re-elected by the     Assistant Treasurer, U.S. Bancorp Asset Management,
U.S. Bancorp Asset       Treasurer          Board annually;       Inc. since September 2005; Director, Senior Project
Management, Inc.                            Assistant             Manager, U.S. Bancorp Asset Management, Inc. from May
800 Nicollet Mall,                          Treasurer of FAIF     2003 to September 2005; prior thereto, Vice President,
Minneapolis, MN 55402                       since September       Director of Operations, Paladin Investment Associates,
(1965) *                                    2005                  LLC.

David H. Lui,            Chief Compliance   Re-elected by the     Chief Compliance Officer of U.S. Bancorp Asset
U.S. Bancorp Asset       Officer            Board annually;       Management, Inc. since March 2005; Chief Compliance
Management, Inc.                            Chief Compliance      Officer, Franklin Advisors, Inc. and Chief Compliance
800 Nicollet Mall,                          Officer of FAIF       Counsel, Franklin Templeton Investments from March
Minneapolis, MN 55402                       since March 2005      2004 to March 2005; prior thereto, Vice President,
(1960) *                                                          Charles Schwab & Co., Inc.

Kathleen L.              Secretary          Re-elected by the     Deputy General Counsel, U.S. Bancorp Asset Management
Prudhomme,                                  Board annually;       since November 2004; prior thereto, Partner, Dorsey &
U.S. Bancorp Asset                          Secretary of FAIF     Whitney LLP, a Minneapolis- based law firm.
Management, Inc.                            since December
800 Nicollet Mall,                          2004; Assistant
Minneapolis,                                Secretary of FAIF
Minnesota 55402                             from September
(1953) *                                    1998 through
                                            December 2004

Brett L. Agnew,          Assistant          Re-elected by the     Attorney, U.S. Bancorp Asset Management, Inc., since
U.S. Bancorp Asset       Secretary          Board annually;       August 2004; Senior Counsel, Thrivent Financial for
Management, Inc.                            Assistant             Lutherans from 2001 to August 2004; prior thereto,
800 Nicollet Mall                           Secretary of FAIF     consultant, Principal Financial Group.
Minneapolis, Minnesota                      since December 2004
55402 (1971) *

James D. Alt,            Assistant          Re-elected by the     Partner, Dorsey & Whitney LLP, a Minneapolis-based law
50 South Sixth           Secretary          Board annually;       firm.
Street, Suite 1500,                         Assistant Secretary
Minneapolis,                                of FAIF since
Minnesota 55402 (1951)                      December 2004;
                                            Secretary of FAIF
                                            from June 2002
                                            through December
                                            2004; Assistant
                                            Secretary of FAIF
                                            from September
                                            1998 through June
                                            2002

James R. Arnold,         Assistant          Re-elected by the     Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan          Secretary          Board annually;       March 2002; Senior Administration Services Manager,
Street, Milwaukee, WI                       Assistant             UMB Fund Services, Inc. through March 2002.
53202 (1957) *                              Secretary of FAIF
                                            since June 2003

Douglas G. Hess,         Assistant          Re-elected by the     Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan          Secretary          Board annually;       November 2002; prior thereto, Assistant Vice
Street, Milwaukee, WI                       Assistant Secretary   President, Fund Compliance Administrator, U.S. Bancorp
53202 (1967) *                              of FAIF since         Fund Services LLC.
                                            September 2001

----------



* Messrs. Schreier, Jordahl, Wilson, Gariboldi, Lui, Agnew, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and administrator for FAIF. Messrs. Arnold and Hess are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as transfer agent for FAIF.


STANDING COMMITTEES OF THE BOARD OF DIRECTORS

     There are currently three standing committees of the FAIF Board of
Directors: Audit Committee, Pricing Committee and Governance Committee.


                                                                                       NUMBER OF FUND  NUMBER OF FUND
                                                                                           COMPLEX         COMPLEX
                                                                                          COMMITTEE       COMMITTEE
                                                                                        MEETINGS HELD   MEETINGS HELD
                                                                                        DURING FAIF'S   DURING FAIF'S
                                                                                         FISCAL YEAR   FISCAL PERIOD
                          COMMITTEE FUNCTION                    COMMITTEE MEMBERS       ENDED 9/30/05  ENDED 10/31/05
            ----------------------------------------------  -------------------------  --------------  --------------
Audit       The purposes of the Committee are (1) to           Leonard W. Kedrowski           7               1
Committee   oversee the Funds' accounting and financial              (Chair)
            reporting policies and practices, their           Benjamin R. Field III
            internal controls and, as appropriate, the         Richard K. Riederer
            internal controls of certain service               Virginia L. Stringer
            providers; (2) to oversee the quality of the           (ex-officio)
            Funds' financial statements and the
            independent audit thereof; (3) to assist Board
            oversight of the Funds' compliance with legal
            and regulatory requirements; and (4) to act as
            a liaison between the Funds' independent
            auditors and the full Board of Directors. The
            Audit Committee, together with the Board of
            Directors, has the ultimate authority and
            responsibility to select, evaluate and, where
            appropriate, replace the outside auditor (or
            to nominate the outside auditor to be proposed
            for shareholder approval in any proxy
            statement).

Pricing     The Committee is responsible for valuing         Roger A. Gibson (Chair)          3               0
Committee   portfolio securities for which market                 James M. Wade
            quotations are not readily available, pursuant    Benjamin R. Field III
            to procedures established by the Board of          Virginia L. Stringer
            Directors.                                             (ex-officio)

Governance  The Committee has responsibilities relating to  Joseph D. Strauss (Chair)         4               1
Committee   (1) Board and Committee composition                   James M. Wade
            (including, interviewing and recommending to        Victoria J. Herget
            the Board nominees for election as directors;      Virginia L. Stringer
            reviewing the independence of all independent          (ex-officio)
            directors; reviewing Board composition to
            determine the appropriateness of adding
            individuals with different backgrounds or
            skills; reporting to the Board on which
            current and potential members of the Audit
            Committee qualify as Audit Committee Financial
            Experts; recommending a successor to the Board
            Chair when a vacancy occurs; consulting with
            the Board Chair on Committee assignments; and
            in anticipation of the Board's request for
            shareholder approval of a slate of directors,
            recommending to the Board the slate of
            directors to be presented for Board and
            shareholder approval); (2) Committee structure
            (including, at least annually, reviewing each
            Committee's structure and membership and
            reviewing each Committee's charter and
            suggesting changes thereto); (3) director
            education (including developing an annual
            education calendar; monitoring independent
            director attendance at educational seminars
            and conferences; developing and conducting
            orientation sessions for new independent
            directors; and managing the Board's education
            program in a cost-effective manner); and (4)
            governance practices (including reviewing and
            making recommendations regarding director
            compensation and director expenses; monitoring
            director investments in the Funds; monitoring
            compliance with director retirement policies;
            reviewing compliance with the prohibition from
            serving on the board of directors of mutual
            funds that are not part of the First American
            Fund Complex; if requested, assisting the
            Board Chair in overseeing self-evaluation
            process; in collaboration with outside
            counsel, developing policies and procedures
            addressing matters which should come before
            the Committee in the proper exercise of its
            duties; reviewing the Board's adherence to
            industry "best practices;" reviewing and
            recommending changes in Board governance
            policies, procedures and practices; reporting
            the Committee's activities to the Board and
            making such recommendations; reviewing and, as
            appropriate; recommending that the Board make
            changes to the Committee's charter).

          In addition to the above committees, the Board of Directors also appoints a Fund Review Liaison. The responsibility of the Fund Review Liaison is to lead the Board of Directors, together with the Board Chair, in evaluating Fund performance, Fund service provider contracts and arrangements for execution of Fund trades. Ms. Herget is the current Fund Review Liaison.

          The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the Board of Directors or in connection with any special shareholders meeting which is called for the purpose of electing directors. FAIF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.

          A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Ms. Stringer) or the Chair of the Governance Committee (Mr. Strauss), in either case at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:

     - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     - a statement concerning whether the person is "independent" within the meaning of New York Stock Exchange and American Stock Exchange listing standards and is not an "interested person" as defined in the Investment Company Act of 1940;

     - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     - the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

     The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.

FUND SHARES OWNED BY THE DIRECTORS

          The information in the table below discloses the dollar ranges of (i) each Director's beneficial ownership in FAIF, and (ii) each Director's aggregate beneficial ownership in all funds within the First American Funds complex.


                                                                    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
   NAME OF DIRECTOR     DOLLAR RANGE OF EQUITY SECURITIES IN FAIF          THE FIRST AMERICAN FUNDS COMPLEX*
   ----------------     -----------------------------------------   ----------------------------------------------
Benjamin R. Field III                $10,001-$50,000                                 Over $100,000
Roger A. Gibson                       Over $100,000                                  Over $100,000
Victoria J. Herget                    Over $100,000                                  Over $100,000
Leonard W. Kedrowski                       None                                      Over $100,000
Richard K. Riederer                   Over $100,000                                  Over $100,000
Joseph D. Strauss                     Over $100,000                                  Over $100,000
Virginia L. Stringer                  Over $100,000                                  Over $100,000
James M. Wade                         Over $100,000                                  Over $100,000



----------



* The dollar range disclosed is based on the value of the securities as of September 30, 2005.



          As of October 31, 2005, none of the independent Directors or their immediate family members owned, beneficially, or of record, any securities in
(i) an investment advisor or principal underwriter of the Funds or (ii) a person (other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds.

COMPENSATION



          The First American Family of Funds, which includes FAIF, FAF, FASF, and FACEF, currently pays directors who are not paid employees or affiliates of the Funds an annual retainer of $40,000 ($60,000 in the case of the Chair). The Fund Review Liaison receives an additional annual retainer of $10,000, increasing to $15,000 effective January 2, 2006. In addition, directors are paid the following fees for attending Board and committee meetings:



          - $5,000 per day for in-person attendance at Board of Directors meetings ($7,500, increasing to $10,000 effective January 1, 2006, in the case of the Chair);



          - $2,500 per day for telephonic attendance at Board of Directors meetings ($3,750, increasing to $5,000 effective January 1, 2006, in the case of the Chair);



          - $2,500 for in-person attendance at any committee meeting ($3,750 in the case of the committee chair, increasing to $4,250 for the Audit Committee Chair effective January 1, 2006);



          - $1,250 for telephonic attendance at any committee meeting ($1,875 in the case of the committee chair, increasing to $2,125 for the Audit Committee Chair effective January 1, 2006); and



          - $2,500 for in-person attendance at any opening executive session ($3,750, increasing to $5,000 effective January 1, 2006, in the case of the Chair).



          Directors also receive $2,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, directors are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified in this paragraph are allocated among the funds in the First American Family of Funds.

     The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Funds to retain any director or pay any particular level of compensation. The Funds do not provide any other pension or retirement benefits to directors.


     Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Assistant Secretary of FAIF, FAF, FASF, and FACEF, is a partner.



     The following tables set forth information concerning aggregate compensation paid to each director of FAIF (i) by FAIF (column 2), and (ii) by FAIF, FAF, FASF, and FACEF collectively (column 5). The first table provides such information for the fiscal year ended September 30, 2005, and the second table provides such information for the fiscal period ended October 31, 2005. No executive officer or affiliated person of FAIF received any compensation from FAIF in excess of $60,000 during such fiscal year or fiscal period.



COMPENSATION DURING FISCAL YEAR ENDED SEPTEMBER 30, 2005



                                           AGGREGATE           PENSION OR                           TOTAL COMPENSATION
                                          COMPENSATION    RETIREMENT BENEFITS   ESTIMATED ANNUAL    FROM REGISTRANT AND
                                              FROM         ACCRUED AS PART OF    BENEFITS UPON     FUND COMPLEX PAID TO
NAME OF PERSON, POSITION                 REGISTRANT (1)      FUND EXPENSES         RETIREMENT          DIRECTORS (2)
------------------------                 --------------   -------------------   ----------------   --------------------
Benjamin R. Field III, Director              $51,775              -0-                  -0-               $144,375
Roger A. Gibson, Director                     46,390              -0-                  -0-                132,500
Victoria J. Herget, Director                  45,723              -0-                  -0-                127,500
Leonard W. Kedrowski, Director                51,581              -0-                  -0-                158,125
Richard K. Riederer, Director                 48,413              -0-                  -0-                135,000
Joseph D. Strauss, Director                   41,689              -0-                  -0-                116,250
Virginia L. Stringer, Director & Chair        81,136              -0-                  -0-                226,250
James M. Wade, Director                       44,826              -0-                  -0-                125,000



----------



(1) Included in the Aggregate Compensation from Registrant are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $11,336; and Leonard W. Kedrowski, $51,581.



(2) Included in the Total Compensation are amounts deferred for the following directors pursuant to the Deferred Compensation Plan: Roger A. Gibson, $34,750; and Leonard W. Kedrowski, $158,125.



COMPENSATION DURING FISCAL PERIOD ENDED OCTOBER 31, 2005*



                                           AGGREGATE         PENSION OR                           TOTAL COMPENSATION
                                         COMPENSATION   RETIREMENT BENEFITS   ESTIMATED ANNUAL    FROM REGISTRANT AND
                                             FROM        ACCRUED AS PART OF    BENEFITS UPON     FUND COMPLEX PAID TO
NAME OF PERSON, POSITION                  REGISTRANT       FUND EXPENSES         RETIREMENT          DIRECTORS (1)
------------------------                 ------------   -------------------   ----------------   --------------------
Benjamin R. Field III, Director             $  560              -0-                  -0-                $2,500
Roger A. Gibson, Director                        0              -0-                  -0-                     0
Victoria J. Herget, Director                   560              -0-                  -0-                 2,500
Leonard W. Kedrowski, Director                   0              -0-                  -0-                 3,750
Richard K. Riederer, Director                  560              -0-                  -0-                 2,500
Joseph D. Strauss, Director                    841              -0-                  -0-                 3,750
Virginia L. Stringer, Director & Chair       1,121              -0-                  -0-                 5,000
James M. Wade, Director                        560              -0-                  -0-                 2,500

----------



* The amounts are for a one month period because, effective October 1, 2005, the fiscal year end of the Equity Funds changed from September 30 to October 31.






(1) Included in the Total Compensation are amounts deferred for the following director pursuant to the Deferred Compensation Plan: Leonard W. Kedrowski, $3,750.


SALES LOADS


     Directors of the Funds and certain other Fund affiliates may purchase the Funds' Class A shares at net asset value without a sales charge. See the Class A share prospectuses for details.


                                 CODE OF ETHICS

     First American Investment Funds, Inc., U.S. Bancorp Asset Management, Inc., J.P. Morgan Investment Management, Inc. and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

                              PROXY VOTING POLICIES


     The policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities are set forth in Appendix B.

              INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISOR


     U.S. Bancorp Asset Management, Inc. (the "Advisor"), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. The Advisor is a wholly owned subsidiary of U.S. Bank National Association ("U.S. Bank"), 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At September 30, 2005, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of approximately $207 billion, consolidated deposits of $121 billion and shareholders' equity of $19.9 billion.

     Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the "Advisory Agreement"), as amended, the Funds engaged U.S. Bank, through its First American Asset Management division ("FAAM"), to act as investment Advisor for, and to manage the investment of, the Funds' assets. The Advisory Agreement was assigned to the Advisor on May 2, 2001. The monthly fees paid to the Advisor are calculated on an annual basis based on each Fund's average daily net assets (before any waivers), as set forth in the table below:



FUND                                      GROSS ADVISORY FEE
----                                      ------------------
Balanced Fund (1)                               0.65%
Equity Income Fund (1)                          0.65
Equity Index Fund                               0.25
International Fund                              1.00
Large Cap Growth Opportunities Fund (1)         0.65
Large Cap Select Fund (1)                       0.65
Large Cap Value Fund (1)                        0.65
Mid Cap Growth Opportunities Fund               0.70
Mid Cap Index Fund                              0.25
Mid Cap Value Fund                              0.70
Real Estate Securities Fund                     0.70
Small Cap Growth Opportunities Fund             1.00
Small Cap Index Fund                            0.40
Small Cap Select Fund                           0.70
Small Cap Value Fund                            0.70
Small-Mid Cap Core Fund                         0.70
Core Bond Fund                                  0.50
High Income Bond Fund                           0.70
Inflation Protected Securities Fund             0.50
Intermediate Government Bond Fund               0.50
Intermediate Term Bond Fund                     0.50
Short Term Bond Fund                            0.50
Total Return Bond Fund                          0.60
U.S. Government Mortgage Fund                   0.50
Arizona Tax Free Fund                           0.50
California Intermediate Tax Free Fund           0.50
California Tax Free Fund                        0.50
Colorado Intermediate Tax Free Fund             0.50
Colorado Tax Free Fund                          0.50
Intermediate Tax Free Fund                      0.50
Minnesota Intermediate Tax Free Fund            0.50
Minnesota Tax Free Fund                         0.50
Missouri Tax Free Fund                          0.50
Nebraska Tax Free Fund                          0.50
Ohio Tax Free Fund                              0.50
Oregon Intermediate Tax Free Fund               0.50
Short Tax Free Fund                             0.50
Tax Free Fund                                   0.50



----------



(1) The Advisor has agreed to a breakpoint schedule with each of Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund and Equity Income Fund. The advisory fee paid separately by each of these Funds will be based on an annual rate of 0.65% for the first $3 billion of each Fund's average daily net assets; 0.625% for average daily net assets in excess of $3 billion up to $5 billion; and 0.60% for average daily net assets in excess of $5 billion.


     The Advisory Agreement requires the Advisor to arrange, if requested by FAIF, for officers or employees of the Advisor to serve without compensation from the Funds as directors, officers, or employees of FAIF if duly elected to such positions by the shareholders or directors of FAIF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds' investment policies, subject to review by the Board of Directors of FAIF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds' distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAIF's Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment advisor of the Funds.

     In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAIF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

     The Advisor may agree to a voluntary fee waiver for each of the Funds, which will be set forth in the Funds' Prospectuses. Any such fee waiver (or reimbursement) may be discontinued at any time. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.


     The following table sets forth total advisory fees before waivers and after waivers for each of the Funds for the fiscal years ended September 30, 2003, September 30, 2004 and September 30, 2005:



                                               FISCAL YEAR ENDED              FISCAL YEAR ENDED              FISCAL YEAR ENDED
                                              SEPTEMBER 30, 2003             SEPTEMBER 30, 2004             SEPTEMBER 30, 2005
                                         -----------------------------  -----------------------------  -----------------------------
                                          ADVISORY FEE    ADVISORY FEE   ADVISORY FEE    ADVISORY FEE   ADVISORY FEE   ADVISORY FEE
FUND                                     BEFORE WAIVERS  AFTER WAIVERS  BEFORE WAIVERS  AFTER WAIVERS  BEFORE WAIVERS  AFTER WAIVERS
----                                     --------------  -------------  --------------  -------------  --------------  -------------
Balanced Fund                              $3,416,445      $2,454,307     $ 3,261,636    $ 2,528,768      2,747,045     2,104,943
Equity Income Fund                          8,448,582       7,812,042      10,636,375      9,935,906     10,284,500     9,759,128
Equity Index Fund                           4,477,869       1,180,690       5,835,976      1,723,397      5,858,708     1,779,295
International Fund (1)                      9,391,492       8,957,868      13,784,524     13,225,083     15,077,170    14,552,447
Large Cap Growth Opportunities Fund         5,973,259       5,508,012       8,839,928      8,260,181      7,470,692     7,087,457
Large Cap Select Fund (2)                     197,517         161,978       1,488,244      1,328,926      1,894,466     1,751,496
Large Cap Value Fund                        6,671,278       6,157,055       7,546,808      7,051,652      6,703,192     6,356,607
Mid Cap Growth Opportunities Fund           7,700,514       7,148,287      10,029,275      9,416,473     10,195,633     9,692,573
Mid Cap Index Fund                            551,304         347,930         799,515        637,915        913,405       666,608
Mid Cap Value Fund                          2,154,273       1,981,575       3,023,060      2,809,423      4,050,694     3,810,530
Real Estate Securities Fund                 1,159,617       1,079,074       2,612,026      2,505,417      4,277,161     4,154,891
Small Cap Growth Opportunities Fund (3)     4,509,985       4,372,989       6,773,068      6,638,435      4,085,643     3,920,499
Small Cap Index Fund                          418,569         265,500         624,789        484,265        731,783       494,986
Small Cap Select Fund                       6,035,712       5,672,791       7,653,787      7,276,014      6,006,250     5,746,220
Small Cap Value Fund                        2,997,579       2,892,917       3,306,333      3,219,016      3,008,995     2,921,971
Small-Mid Cap Core Fund                       700,359         635,864         812,682        748,601        596,654       524,272
Core Bond Fund                              9,437,834       7,536,710      10,397,487      8,279,291      9,589,647     7,731,034
High Income Bond Fund                       1,439,153       1,034,957       1,975,137      1,244,730      1,955,112     1,262,620
Inflation Protected Securities Fund (4)             *               *               *              *        851,001       429,427
Intermediate Government Bond Fund (5)       2,075,906       1,261,990         999,834        625,360        462,672       241,105
Intermediate Term Bond Fund                 6,656,931       4,019,966       6,855,389      4,192,433      6,090,578     3,700,307
Short Term Bond Fund                        4,414,974       2,667,708       5,356,650      3,250,185      4,629,727     2,792,901
Total Return Bond Fund                      1,860,415       1,173,752       1,933,179      1,231,630      1,906,215     1,205,664
U.S. Government Mortgage Fund               1,336,653       1,046,815       1,315,094      1,035,024      1,045,505       778,959
Arizona Tax Free Fund                         134,196          32,870         106,250         27,884        111,211        14,587
California Intermediate Tax Free Fund         248,532         193,967         243,987        188,160        260,853       185,049
California Tax Free Fund                      136,356          38,931         135,803         44,112        148,437        30,415
Colorado Intermediate Tax Free Fund           359,525         282,033         297,609        230,918        253,564       179,438
Colorado Tax Free Fund                        149,937          47,921         126,942         40,006        110,238        15,779
Intermediate Tax Free Fund                  3,610,455       2,853,507       3,522,898      2,845,195      3,325,912     2,648,506
Minnesota Intermediate Tax Free Fund        1,342,562       1,068,322       1,316,682      1,058,282      1,199,157       945,244
Minnesota Tax Free Fund                       964,312         754,109         886,204        703,049        832,082       644,138
Missouri Tax Free Fund                        976,566         793,098         935,310        745,050        904,784       702,403
Nebraska Tax Free Fund                        171,013          53,813         176,909         58,406        192,813        49,742
Ohio Tax Free Fund                            197,214          61,308         201,254         71,401        212,384        59,208
Oregon Intermediate Tax Free Fund             774,659         616,847         736,986        588,360        714,799       550,596
Short Tax Free Fund (5)                     1,704,608       1,020,852      2,1554,689      1,292,993      1,942,123     1,139,448

                                          ADVISORY FEE    ADVISORY FEE   ADVISORY FEE    ADVISORY FEE   ADVISORY FEE   ADVISORY FEE
FUND                                     BEFORE WAIVERS  AFTER WAIVERS  BEFORE WAIVERS  AFTER WAIVERS  BEFORE WAIVERS  AFTER WAIVERS
----                                     --------------  -------------  --------------  -------------  --------------  -------------
Tax Free Fund                               2,623,654       2,075,354       2,405,813      1,927,250      2,329,572     1,833,061



----------


*    Fund was not in operation during this fiscal year.


(1) Effective July 1, 2005, the fund's management fee decreased from 1.10% to 1.00%



(2)  Commenced operations on January 31, 2003.



(3) Effective July 1, 2005, the fund's management fee decreased from 1.40% to 1.00%.



(4)  Commenced operations on October 1, 2004.



(5)  Commenced operations on October 25, 2002.












     The following table sets forth total advisory fees before waivers and after waivers for each of the Equity Funds for the fiscal period ended October 31, 2005. The amounts are for a one month period because, effective October 1, 2005, the Equity Funds' fiscal year end changed from September 30 to October 31.



                               FISCAL PERIOD ENDED
                                OCTOBER 31, 2005



                                       ADVISORY FEE     ADVISORY FEE
FUND                                  BEFORE WAIVERS   AFTER WAIVERS
----                                  --------------   -------------
Balanced Fund                           $  216,814      $  178,589
Equity Income Fund                         759,322         758,481
Equity Index Fund                          465,566         141,569
International Fund                       1,325,457       1,325,457
Large Cap Growth Opportunities Fund        534,262         533,114
Large Cap Select Fund                      183,947         183,420
Large Cap Value Fund                       482,140         481,417
Mid Cap Growth Opportunities Fund          941,568         938,554
Mid Cap Index Fund                          76,405          60,003
Mid Cap Value Fund                         396,962         395,891
Real Estate Securities Fund                381,673         381,196
Small Cap Growth Opportunities Fund        256,818         233,542
Small Cap Index Fund                        57,177          31,123
Small Cap Select Fund                      483,897         483,061
Small Cap Value Fund                       241,885         241,163
Small-Mid Cap Core Fund                     40,735          40,655


SUB-ADVISOR FOR INTERNATIONAL FUND


     Prior to December 9, 2004, Clay Finlay Inc. was the sub-advisor to the International Fund under an agreement with the Advisor dated July 1, 2001 (the "Clay Finlay Sub-advisory Agreement"). For its services to International Fund under the Clay Finlay Sub-advisory Agreement, Clay Finlay was paid a monthly fee by the Advisor calculated on an annual basis equal to 0.25% of the first $500 million of International Fund's average daily net assets and 0.10% of International Fund's average daily net assets in excess of $500 million.

     J.P. Morgan Investment Management Inc. ("J.P. Morgan") replaced Clay Finlay as the sub-advisor to the International Fund under an agreement with the Advisor and FAIF dated December 9, 2004 (the "J.P. Morgan Sub-advisory Agreement) and is responsible for the investment and reinvestment of the Fund's assets and the placement of brokerage transactions for the Fund. J.P. Morgan has been retained by the Advisor and is paid a portion of the advisory fee. J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of September 30, 2005, J.P. Morgan and its affiliates had approximately $827 billion in assets under management. For its services to International Fund under the J.P. Morgan Sub-advisory Agreement, J.P. Morgan is paid a monthly fee by the Advisor equal on an annual basis to a percentage of the Fund's average daily net assets as set forth in the following table:


                                            ADVISORY FEE AS A
                                          PERCENTAGE OF AVERAGE
                                                NET ASSETS
                                          ---------------------
On the first $100 million in assets               0.34%
On the next $250 million in assets                0.30%
On the next $1.25 billion in assets               0.24%
On all assets in excess of $1.6 billion           0.22%


     The following table sets forth total sub-advisory fees before waivers and after waivers for the International Fund for the fiscal years/periods ended September 30, 2003, September 30, 2004 and September 30, 2005:



                           FISCAL YEAR ENDED              FISCAL YEAR ENDED              FISCAL YEAR ENDED
                          SEPTEMBER 30, 2003             SEPTEMBER 30, 2004             SEPTEMBER 30, 2005
                     -----------------------------  -----------------------------  -----------------------------
                      ADVISORY FEE    ADVISORY FEE   ADVISORY FEE    ADVISORY FEE   ADVISORY FEE    ADVISORY FEE
                     BEFORE WAIVERS  AFTER WAIVERS  BEFORE WAIVERS  AFTER WAIVERS  BEFORE WAIVERS  AFTER WAIVERS
                     --------------  -------------  --------------  -------------  --------------  -------------
International Fund     $1,601,819      $1,601,819     $2,007,134      $2,007,134      3,376,482      3,376,482



     The following table sets forth total sub-advisory fees before waivers and after waivers for the International Fund for the fiscal period ended October 31, 2005:



                           FISCAL YEAR ENDED
                          SEPTEMBER 30, 2005
                     -----------------------------
                      ADVISORY FEE    ADVISORY FEE
                     BEFORE WAIVERS  AFTER WAIVERS
                     --------------  -------------
International Fund      $339,262        $339,262



ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS



     In addition to the sales charge payments and the distribution, service and transfer agency fees described in the prospectus and elsewhere in this Statement of Additional Information, the Advisor and/or Quasar Distributors, LLC (the "Distributor") may make additional payments out of its own assets to selected institutions that sell shares of First American Funds (such as brokers, dealers, banks, registered investment advisors, retirement plan administrators and other institutions) under the categories described below for the purpose of promoting the sale of fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. These categories are not mutually exclusive, and a single institution may receive payments under all categories. These payments may create an incentive for an institution or its representatives to recommend or offer shares of the fund or other First American Funds to its customers. These additional payments are made pursuant to agreements with institutions and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the Fund as shown in the "Fund Summaries" section of the prospectus.

     Marketing Support Payments. The Advisor and/or Distributor may make payments to certain institutions that are registered as holders or dealers of record for accounts in one or more of the First American Funds. An institution's marketing support services may include business planning assistance, advertising, educating the institution's personnel about the First American Funds and shareholder financial planning needs, placement on the institution's preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the institution. The Advisor and/or Distributor compensate institutions differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing support and educational activities provided by the institution. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

     The payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the Advisor and/or Distributor.

     Except as described below, in the case of any one institution, marketing support payments are not expected, with certain limited exceptions, to exceed 0.35% of the average net assets of First American Funds' retail mutual funds attributable to that institution on an annual basis.

     Transaction Support Payments. The types of payments that the Advisor and/or Distributor may make under this category include, among others, payment of ticket charges of up to $25 per purchase or exchange order placed by an institution or one time payments for ancillary services such as setting up funds on an institution's mutual fund trading system.

     Program Servicing Payments. The Advisor and/or Distributor may also make payments to certain institutions that sell First American Fund shares through retirement plans and other investment programs to compensate institutions for a variety of services they provide to such programs. An institution may perform program services itself or may arrange with a third party to perform program services. In addition to participant record keeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Payments by the Advisor and/or Distributor for program servicing support to any one institution are not expected, with certain limited exceptions, to exceed 0.25% of the total assets in the program on an annual basis.




     In addition, the Advisor and/or Distributor may make one-time or annual payments to selected institutions receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of First American Funds on the institution's system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such institution on an annual basis to exceed the amounts set forth above.

     Other Payments. From time to time, the Advisor and/or Distributor, at its expense, may provide additional compensation to institutions that sell or arrange for the sale of shares of the fund(s). Such compensation may include financial assistance to institutions that enable the Advisor and/or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other institution employees, client and investor events and other institution-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending up on the nature of the event.

     The Advisor and/or Distributor routinely sponsors due diligence meetings for registered representatives during which they receive updates on various First American Funds and are afforded the opportunity to speak with portfolio managers. Invitations to these meetings are not conditioned on selling a specific number of shares. Those who have shown an interest in First American Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by the Advisor and/or Distributor.

     Certain employees of the Advisor and its affiliates may receive cash compensation from the Advisor and/or the Distributor in connection with establishing new client relationships with the First American Funds. Total compensation of such employees with marketing and/or sales responsibilities is based in part on their generation of new client relationships, including new client relationships with the First American Funds. Other employees of the Advisor and its affiliates may receive a one-time referral fee from the Advisor and/or the Distributor for new business to the First American Funds based on a percentage of the annual revenue generated by the new client relationship. Such compensation will not exceed 10% of the annual revenue generated, up to a maximum of $10,000.

     In addition to payments to institutions described above, the Advisor and/or Distributor, at the direction of a retirement plan's sponsor, reimburse or pay direct expenses of the plan that would otherwise be payable by the plan.




     Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. The Advisor and/or Distributor makes payments for events it deems appropriate, subject to its internal guidelines and applicable law. You can ask your institution for information about any payments it receives from the Advisor and/or Distributor and the services it provides for those payments.

     Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

ADMINISTRATOR

     U.S. Bancorp Asset Management, Inc. (the "Administrator") serves as Administrator pursuant to an Administration Agreement between the Administrator and the Funds, dated July 1, 2005. Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Funds. These services include various oversight and legal services, accounting services and shareholder services. The Funds pay the Administrator fees which are calculated daily and paid monthly, equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.15% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.135% on the next $17 billion of aggregate average daily net assets, 0.12% on the next $25 billion of aggregate average daily net assets, and 0.10% of the aggregate average daily net assets in excess of $50 billion. The Administrator pays a portion of such fees to U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, WI 53202, pursuant to a Sub-Administration Agreement dated July 1, 2005 whereby USBFS provides various Sub-Administration services. USBFS is a subsidiary of U.S. Bancorp.


     Prior to July 1, 2005, the Administrator and USBFS acted as Co-Administrators pursuant to a Co-Administration Agreement among the Funds, the Administrator and USBFS. The services provided by, and fees paid to, USBFS pursuant to the Co-Administration Agreement included transfer agency fees and services. As of July 1, 2005, transfer agency services and fees paid to USBFS are covered in a separate Transfer Agency and Shareholder Servicing Agreement between USBFS and the Funds. Under the Co-Administration Agreement the Funds paid the Administrator and USBFS fees which were calculated daily and paid monthly, equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.235% on the next $17 billion of aggregate average daily net assets, 0.22% on the next $25 billion of aggregate average daily net assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $50 billion. (For the purposes of the Co-Administration Agreement, the First American fund family included all series of FAF, FASF and FAIF.) In addition, the Funds paid annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.


     The following table sets forth total administrative fees (including fees paid to USBFS through June 30, 2005 for transfer agency services provided under the Co-Administration Agreement), after waivers, paid by each of the Funds listed below to the Administrator and USBFS for the fiscal years ended September 30, 2003, September 30, 2004 and September 30, 2005:



                                           FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                      SEPTEMBER 30, 2003   SEPTEMBER 30, 2004   SEPTEMBER 30, 2005
----                                      ------------------   ------------------   ------------------
Balanced Fund                                 $1,420,901           $1,320,572           $  976,045
Equity Income Fund                             3,511,977            4,311,166            3,678,682
Equity Index Fund                              4,840,790            6,150,067            5,412,667
International Fund                             2,308,587            3,301,596            3,195,492
Large Cap Growth Opportunities Fund            2,478,451            3,582,880            2,696,671
Large Cap Select Fund (1)                         82,202              604,780              667,337
Large Cap Value Fund                           2,775,381            3,058,918            2,413,674
Mid Cap Growth Opportunities Fund              2,970,773            3,773,976            3,309,172
Mid Cap Index Fund                               596,317              843,047              837,125
Mid Cap Value Fund                               831,906            1,138,490            1,305,440
Real Estate Securities Fund                      447,708              985,591            1,386,411
Small Cap Growth Opportunities Fund              870,572            1,273,030              723,258
Small Cap Index Fund                             282,678              411,701              421,739
Small Cap Select Fund                          2,326,747            2,877,351            1,978,964
Small Cap Value Fund                           1,157,389            1,243,567              987,357
Small-Mid Cap Core Fund                          270,356              305,554              198,558
Core Bond Fund                                 5,092,255            5,473,804            4,411,938
High Income Bond Fund                            554,786              743,582              648,863
Inflation Protected Securities Fund (2)                *                    *              362,827
Intermediate Government Bond Fund (3)          1,122,971              524,762              218,397
Intermediate Term Bond Fund                    3,599,126            3,609,652            2,825,698
Short Term Bond Fund                           2,385,607            2,821,891            2,179,352
Total Return Bond Fund                           718,101              727,212              647,144
U.S. Government Mortgage Fund                    722,444              692,085              483,435
Arizona Tax Free Fund                             72,574               55,939               50,403
California Intermediate Tax Free Fund            134,392              128,523              119,799
California Tax Free Fund                          73,717               71,523               67,124
Colorado Intermediate Tax Free Fund              194,354              156,589              117,264
Colorado Tax Free Fund                            81,109               66,827               51,194
Intermediate Tax Free Fund                     1,952,321            1,854,990            1,529,007
Minnesota Intermediate Tax Free Fund             725,970              693,351              554,596
Minnesota Tax Free Fund                          521,448              466,617              383,241
Missouri Tax Free Fund                           527,865              492,461              415,797
Nebraska Tax Free Fund                            92,461               93,196               88,360
Ohio Tax Free Fund                               106,636              105,997               97,493
Oregon Intermediate Tax Free Fund                418,972              388,110              329,060
Short Tax Free Fund (3)                          920,954            1,136,738              906,393
Tax Free Fund                                  1,418,838            1,266,721            1,069,058


----------
*    Fund was not in operation during this fiscal year/period.


(1)  Commenced operations on January 31, 2003.



(2)  Commenced operations on October 1, 2004.






(3)  Commenced operations on October 25, 2002.

     The following table sets forth total administrative fees, after waivers, paid by the Equity Funds for the fiscal period ended October 31, 2005. The amounts are for a one month period because, effective October 1, 2005, the Equity Funds' fiscal year end changed from September 30 to October 31.



                                      FISCAL PERIOD ENDED
FUND                                   OCTOBER 31, 2005
----                                  -------------------
Balanced Fund                               $ 42,411
Equity Income Fund                           148,586
Equity Index Fund                            236,926
International Fund                           168,793
Large Cap Growth Opportunities Fund          104,654
Large Cap Select Fund                         36,091
Large Cap Value Fund                          94,357
Mid Cap Growth Opportunities Fund            171,223
Mid Cap Index Fund                            38,890
Mid Cap Value Fund                            72,174
Real Estate Securities Fund                   69,357
Small Cap Growth Opportunities Fund           32,666
Small Cap Index Fund                          18,173
Small Cap Select Fund                         87,946
Small Cap Value Fund                          43,960
Small-Mid Cap Core Fund                        7,393


TRANSFER AGENT


     USBFS serves as the Funds' transfer agent pursuant to a Transfer Agency and Shareholder Servicing Agreement between USBFS and the Funds dated July 1, 2005. Pursuant to the Transfer Agency and Shareholder Servicing Agreement, the Funds pay $18,500 per share class and additional per account fees for transfer agent services. The Funds also pay a fee equal, on an annual basis, to 0.10% of each Fund's average daily net assets as compensation for providing certain shareholder services and to reimburse USBFS for its payments to institutions with which it has contracted to establish and service omnibus accounts. In addition, USBFS is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.



     The following table sets forth transfer agent fees paid by the Funds to USBFS for the period July 1 to September 30, 2005:



FUND                                    TRANSFER AGENT FEES
----                                    -------------------
Balanced Fund                                 140,552
Equity Income Fund                            501,111
Equity Index Fund                             779,751
International Fund                            520,531
Large Cap Growth Opportunities Fund           336,567
Large Cap Select Fund                         101,904
Large Cap Value Fund                          308,803
Mid Cap Growth Opportunities Fund             541,542
Mid Cap Index Fund                            128,771
Mid Cap Value Fund                            225,593
Real Estate Securities Fund                   229,675
Small Cap Growth Opportunities Fund           107,407
Small Cap Index Fund                           61,772
Small Cap Select Fund                         287,884
Small Cap Value Fund                          148,528
Small-Mid Cap Core Fund                        26,529
Core Bond Fund                                657,271
High Income Bond Fund                          88,869
Inflation Protected Securities Fund            87,778
Intermediate Government Bond Fund              25,677
Intermediate Term Bond Fund                   392,846
Short Term Bond Fund                          265,489
Total Return Bond Fund                        100,870
U.S. Government Mortgage Fund                  69,086
Arizona Tax Free Fund                           8,421
California Intermediate Tax Free Fund          18,133
California Tax Free Fund                       11,406
Colorado Intermediate Tax Free Fund            16,759
Colorado Tax Free Fund                          7,053

FUND                                    TRANSFER AGENT FEES
----                                    -------------------
Intermediate Tax Free Fund                    229,291
Minnesota Intermediate Tax Free Fund           79,144
Minnesota Tax Free Fund                        56,618
Missouri Tax Free Fund                         62,540
Nebraska Tax Free Fund                         13,604
Ohio Tax Free Fund                             14,807
Oregon Intermediate Tax Free Fund              48,791
Short Tax Free Fund                           119,633
Tax Free Fund                                 162,650



     The following table sets forth transfer agent fees paid by the Equity Funds for the fiscal period ended October 31, 2005. The amounts are for a one month period because, effective October 1, 2005, the Equity Funds' fiscal year end changed from September 30 to October 31.



FUND                                  TRANSFER AGENT FEES
----                                  -------------------
Balanced Fund                                45,444
Equity Income Fund                          159,168
Equity Index Fund                           253,754
International Fund                          180,654
Large Cap Growth Opportunities Fund         112,022
Large Cap Select Fund                        38,586
Large Cap Value Fund                        101,069
Mid Cap Growth Opportunities Fund           183,311
Mid Cap Index Fund                           41,646
Mid Cap Value Fund                           77,279
Real Estate Securities Fund                  74,293
Small Cap Growth Opportunities Fund          34,992
Small Cap Index Fund                         19,474
Small Cap Select Fund                        94,194
Small Cap Value Fund                         47,084
Small-Mid Cap Core Fund                       7,926

     DISTRIBUTOR


     Quasar Distributors, LLC ("Quasar" or the "Distributor") serves as the distributor for the Funds' shares pursuant to a Distribution Agreement dated July 1, 2005 (the "Distribution Agreement") The Distributor is a wholly owned subsidiary of U.S. Bancorp.


     Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.


     Under the Distribution Agreement, the Funds have granted to the Distributor the exclusive right to sell shares of the Funds as agent and on behalf of the Funds. The Distributor pays compensation pursuant to the Distribution Agreement to securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor. U.S. Bancorp Investment Services, Inc. ("USBI"), a broker-dealer affiliated with the Advisor, and U.S. Bank, are Participating Institutions.


     The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A Shares each Fund for that month.

     The Class B Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B Shares beginning one year after purchase. The Class B Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B Shares. The distribution fee is intended to compensate the distributor for advancing a commission to institutions purchasing Class B Shares.

     The Class C Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C Shares. This fee is calculated and paid each month based on average daily net assets of the Class C Shares. The Class C Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C Shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase.

     The Class R Shares pay to the Distributor a distribution fee at the annual rate of 0.50% of the average daily net assets of Class R Shares. The fee may be used by the Distributor to provide initial and ongoing sales compensation to its investment executives and to Participating Institutions in connection with sales of Class R Shares and to pay for advertising and other promotional expenses in connection with the distribution of Class R shares. This fee is calculated and paid each month based on average daily net assets of the Class R Shares.

     The Distributor receives no compensation for distribution of the Class Y Shares.


     The Distribution Agreement provides that it will continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIF and by the vote of the majority of those Board members of FAIF who are not interested persons of FAIF and who have no direct or indirect financial interest in the operation of FAIF's Rule 12b-1 Distribution and Service Plan or in any agreement related to such plan.



     The following tables set forth the amount of underwriting commissions paid by certain Funds and the amount of such commissions retained by Quasar, during the fiscal years ended September 30, 2003, September 30, 2004 and September 30, 2005:


                         TOTAL UNDERWRITING COMMISSIONS


                                           FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                      SEPTEMBER 30, 2003   SEPTEMBER 30, 2004   SEPTEMBER 30, 2005
----                                      ------------------   ------------------   ------------------
Balanced Fund                                  $123,080             $174,805             $ 84,227
Equity Income Fund                              308,773              653,003              289,671
Equity Index Fund                               281,966              411,383              242,477
International Fund                               86,502               78,519               66,190
Large Cap Growth Opportunities Fund              91,912              158,963              103,368
Large Cap Select Fund (1)                         8,018               15,390               30,271
Large Cap Value Fund                            130,851               97,995               76,147
Mid Cap Growth Opportunities Fund               135,624              251,353              391,381
Mid Cap Index Fund                               33,680               57,249               35,367
Mid Cap Value Fund                               46,608              100,671              205,107
Real Estate Securities Fund                      10,890              204,877              220,105
Small Cap Growth Opportunities Fund             141,980              700,061              103,713
Small Cap Index Fund                             23,013               40,734               31,679
Small Cap Select Fund                           139,593              195,684              179,272
Small Cap Value Fund                             75,020               95,241               78,941
Small-Mid Cap Core Fund                          46,905               52,922               26,245
Core Bond Fund                                  294,282              231,211              113,366
High Income Bond Fund                           147,849              123,393               80,031
Inflation Protected Securities Fund (2)               *                    *              141,133
Intermediate Government Bond Fund (3)            59,670                3,579               16,765
Intermediate Term Bond Fund                      81,492               63,980               30,413
Short Term Bond Fund                            440,796              136,420               42,687
Total Return Bond Fund                           81,539               77,286               35,383
U.S. Government Mortgage Fund                   471,259               86,343               78,171
Arizona Tax Free Fund                            16,483               25,979                4,827
California Intermediate Tax Free Fund            31,935               20,011               21,788
California Tax Free Fund                         41,548               45,356               52,675
Colorado Intermediate Tax Free Fund             159,037               38,569               26,885
Colorado Tax Free Fund                           47,641               21,237                9,331
Intermediate Tax Free Fund                      103,049               22,352               12,581
Minnesota Intermediate Tax Free Fund            155,605              107,669               62,004
Minnesota Tax Free Fund                         186,197               85,748              243,346
Missouri Tax Free Fund                          131,125               60,845               57,868
Nebraska Tax Free Fund                           14,711               67,116               24,069
Ohio Tax Free Fund                               14,335               24,187                6,620
Oregon Intermediate Tax Free Fund                40,551               30,543               28,714
Short Tax Free Fund (3)                          39,802               17,522                7,124
Tax Free Fund                                    64,205              118,133               42,426


----------
*    Fund was not in operation during this fiscal year/period.


(1)  Commenced operations on January 31, 2003.



(2)  Commenced operations October 1, 2004.






(3)  Commenced operations on October 25, 2002.

                   UNDERWRITING COMMISSIONS RETAINED BY QUASAR


                                           FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                      SEPTEMBER 30, 2003   SEPTEMBER 30, 2004   SEPTEMBER 30, 2005
----                                      ------------------   ------------------   ------------------
Balanced Fund                                  $13,006              $ 19,219              $11,569
Equity Income Fund                              27,332                61,747               30,146
Equity Index Fund                               26,534                42,458               27,675
International Fund                               6,099                32,257                6,737
Large Cap Growth Opportunities Fund              8,488                17,291               11,235
Large Cap Select Fund (1)                          790                 3,594                2,955
Large Cap Value Fund                            68,525                 9,927                8,382
Mid Cap Growth Opportunities Fund               14,413                24,126               53,781
Mid Cap Index Fund                               2,314                 6,876                3,296
Mid Cap Value Fund                               4,916                10,046               19,516
Real Estate Securities Fund                         20                57,459               34,764
Small Cap Growth Opportunities Fund             14,651               115,944               15,570
Small Cap Index Fund                             1,414                 4,999                3,093
Small Cap Select Fund                           12,424                24,209               17,815
Small Cap Value Fund                             7,663                 9,033                8,023
Small-Mid Cap Core Fund                          4,627                 6,730                4,032
Core Bond Fund                                  15,657                15,481                8,100
High Income Bond Fund                            6,206                 5,461                5,542
Inflation Protected Securities Fund (2)              *                     *               17,297
Intermediate Government Bond Fund (3)            6,198                   565                2,762
Intermediate Term Bond Fund                     10,434                 9,141                5,090
Short Term Bond Fund                            17,820                38,498                8,896
Total Return Bond Fund                           2,344                 5,126                2,465
U.S. Government Mortgage Fund                   25,212                 5,312                6,935
Arizona Tax Free Fund                              930                 2,058                  289
California Intermediate Tax Free Fund            4,136                 3,196                3,027
California Tax Free Fund                         2,071                 4,226                3,688
Colorado Intermediate Tax Free Fund                250                 5,258                3,848
Colorado Tax Free Fund                           2,377                 2,167                  977
Intermediate Tax Free Fund                       2,100                 3,244                2,089
Minnesota Intermediate Tax Free Fund            12,369                15,098                9,038
Minnesota Tax Free Fund                         11,086                 6,237               44,160
Missouri Tax Free Fund                          12,751                   660                4,542
Nebraska Tax Free Fund                           1,090                 4,981                2,563
Ohio Tax Free Fund                                 889                 1,517                  576
Oregon Intermediate Tax Free Fund                6,962                 4,630                4,509
Short Tax Free Fund (3)                          4,528                 3,367                1,203
Tax Free Fund                                    4,711                 9,949                3,528



----------



*    Fund was not in operation during this fiscal year/period.



(1)  Commenced operations on January 31, 2003.



(2)  Commenced operations October 1, 2004.



(3)  Commenced operations on October 25, 2002.



     The following tables set forth the amount of underwriting commissions paid by the Equity Funds and the amount of such commissions retained by Quasar during the fiscal period ended October 31, 2005. The amounts are for a one month period because, effective October 1, 2005, the Equity Funds' fiscal year end changed from September 30 to October 31.



                         TOTAL UNDERWRITING COMMISSIONS



                                      FISCAL PERIOD ENDED
FUND                                    OCTOBER 31, 2005
----                                  -------------------
Balanced Fund                               $ 4,254
Equity Income Fund                            9,709
Equity Index Fund                             6,634
International Fund                            5,294
Large Cap Growth Opportunities Fund           4,716
Large Cap Select Fund                         6,442

Large Cap Value Fund                          4,393
Mid Cap Growth Opportunities Fund            34,513
Mid Cap Index Fund                              390
Mid Cap Value Fund                           46,042
Real Estate Securities Fund                   8,004
Small Cap Growth Opportunities Fund          11,461
Small Cap Index Fund                            723
Small Cap Select Fund                        14,661
Small Cap Value Fund                          9,490
Small-Mid Cap Core Fund                       1,180

                   UNDERWRITING COMMISSIONS RETAINED BY QUASAR



                                      FISCAL PERIOD ENDED
FUND                                    OCTOBER 31, 2005
----                                  -------------------
Balanced Fund                                $  770
Equity Income Fund                            1,245
Equity Index Fund                               981
International Fund                              657
Large Cap Growth Opportunities Fund             614
Large Cap Select Fund                         1,095
Large Cap Value Fund                            433
Mid Cap Growth Opportunities Fund             4,094
Mid Cap Index Fund                               43
Mid Cap Value Fund                            4,516
Real Estate Securities Fund                     849
Small Cap Growth Opportunities Fund           1,166
Small Cap Index Fund                             69
Small Cap Select Fund                         1,783
Small Cap Value Fund                          1,018
Small-Mid Cap Core Fund                         228



     The Distributor received the following compensation from the Funds during the Funds' most recent fiscal year ended September 30, 2005:


                                        NET UNDERWRITING   COMPENSATION ON
                                          DISCOUNTS AND    REDEMPTIONS AND    BROKERAGE        OTHER
                                           COMMISSIONS       REPURCHASES     COMMISSIONS   COMPENSATION*
                                        ----------------   ---------------   -----------   -------------
Balanced Fund                               $11,569            $45,571           --              --
Equity Income Fund                           30,146             50,508           --              --
Equity Index Fund                            27,675             94,876           --              --
International Fund                            6,737             16,753           --              --
Large Cap Growth Opportunities Fund          11,235             49,117           --              --
Large Cap Select Fund                         2,955              2,721           --              --
Large Cap Value Fund                          8,382             22,903           --              --
Mid Cap Growth Opportunities Fund            53,781             28,711           --              --
Mid Cap Index Fund                            3,296             12,129           --              --
Mid Cap Value Fund                           19,516              6,607           --              --
Real Estate Securities Fund                  34,764             13,237           --              --
Small Cap Growth Opportunities Fund          15,570             44,870           --              --
Small Cap Index Fund                          3,093              6,992           --              --
Small Cap Select Fund                        17,815             32,769           --              --
Small Cap Value Fund                          8,023              8,949           --              --
Small-Mid Cap Core Fund                       4,032             33,569           --              --
Core Bond Fund                                8,100             59,486           --              --
High Income Bond Fund                         5,542             24,118           --              --
Inflation Protected Securities Fund          17,297                247
Intermediate Government Bond Fund             2,762                 --           --              --
Intermediate Term Bond Fund                   5,090                 --           --              --
Short Term Bond Fund                          8,897             20,317           --              --
Total Return Bond Fund                        2,465              6,574           --              --
U.S. Government Mortgage Fund                 6,935             34,067           --              --
Arizona Tax Free Fund                           289                 --                           --
California Intermediate Tax Free Fund         3,027                 --           --              --
California Tax Free Fund                      3,688                207           --              --
Colorado Intermediate Tax Free Fund           3,848                758           --              --
Colorado Tax Free Fund                          977              1,236           --              --
Intermediate Tax Free Fund                    2,089              1,470           --              --
Minnesota Intermediate Tax Free Fund          9,038                 --           --              --
Minnesota Tax Free Fund                      44,160              5,348           --              --
Missouri Tax Free Fund                        4,542                 --           --              --
Nebraska Tax Free Fund                        2,563                 --           --              --
Ohio Tax Free Fund                              576                 --           --              --
Oregon Intermediate Tax Free Fund             4,509                 --           --              --
Short Tax Free Fund                           1,203                 --           --              --
Tax Free Fund                                 3,528                 12           --              --

----------


* As disclosed below, the Funds also paid fees to the Distributor under FAIF's Rule 12b-1 Distribution and Service Plan. None of those fees were retained by the Distributor. The Distributor is compensated under a separate arrangement from fees earned by U.S. Bancorp Fund Services, LLC, as part of the Sub-Administration Agreement between U.S. Bancorp Asset Management and U.S. Bancorp Fund Services, LLC.



     The Distributor received the following compensation from the Equity Funds during the Funds' most recent fiscal period ended October 31, 2005. The amounts are for a one month period because, effective October 1, 2005, the Equity Funds' fiscal year end changed from September 30 to October 31.



                                      NET UNDERWRITING   COMPENSATION ON
                                        DISCOUNTS AND    REDEMPTIONS AND    BROKERAGE        OTHER
                                         COMMISSIONS       REPURCHASES     COMMISSIONS   COMPENSATION*
                                      ----------------   ---------------   -----------   -------------
Balanced Fund                              $  770             $1,426           --              --
Equity Income Fund                          1,245              5,326           --              --
Equity Index Fund                             981              8,900           --              --
International Fund                            657              2,234           --              --
Large Cap Growth Opportunities Fund           614              4,211           --              --
Large Cap Select Fund                       1,095                 --           --              --
Large Cap Value Fund                          433              1,998           --              --
Mid Cap Growth Opportunities Fund           4,094              3,767           --              --
Mid Cap Index Fund                             43                215           --              --
Mid Cap Value Fund                          4,516                467           --              --
Real Estate Securities Fund                   849              3,072           --              --
Small Cap Growth Opportunities Fund         1,166              2,801           --              --
Small Cap Index Fund                           69                261           --              --
Small Cap Select Fund                       1,783              2,055           --              --
Small Cap Value Fund                        1,018              1,283           --              --
Small-Mid Cap Core Fund                       228              2,233           --              --



----------



* As disclosed below, the Funds also paid fees to the Distributor under FAIF's Rule 12b-1 Distribution and Service Plan. None of those fees were retained by the Distributor. The Distributor is compensated under a separate arrangement from fees earned by U.S. Bancorp Fund Services, LLC, as part of the Sub-Administration Agreement between U.S. Bancorp Asset Management and U.S. Bancorp Fund Services, LLC.


     FAIF has entered into a Shareholder Service Plan and Agreement with U.S. Bancorp Asset Management, under which U.S. Bancorp Asset Management has agreed to provide FAIF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAIF, one or more specified shareholder services to beneficial owners of Class R Shares. U.S. Bancorp Asset Management has agreed that the services provided pursuant to the Shareholder Service Plan and Agreement will in no event be primarily intended to result in the sale of Class R Shares. Pursuant to the Shareholder Service Plan and Agreement, the Funds have agreed to pay U.S. Bancorp Asset Management a fee at an annual rate of 0.15% of the average net asset value of the Class R Shares, computed daily and paid monthly. U.S. Bancorp Asset Management is to pay any shareholder service providers with which it enters into written agreements out of this amount. U.S. Bancorp Asset Management is currently waiving the payment of all fees under the Shareholder Service Plan and Agreement. This waiver may be discontinued at any time.

     Prior to June 30, 2004, the Class R Shares were designated Class S Shares. FAIF had entered into a Shareholder Service Plan and Agreement with the Distributor with respect to the Class S Shares (the "Class S Shareholder Service Plan and Agreement"), under which the Distributor had agreed to provide FAIF, or enter into written agreements with other service providers pursuant to which the service providers would provide FAIF, one or more specified shareholder services to beneficial owners of Class S Shares. Pursuant to the Class S Shareholder Service Plan and Agreement, the Funds paid the Distributor a fee at an annual rate of 0.25% of the average net asset value of the Class S Shares, computed daily and paid monthly. The Distributor paid shareholder service providers with which it had entered into written agreements out of this amount.


     The following table sets forth the total shareholder servicing fees, after waivers, paid by Class S Shares of the Funds listed below to the Distributor for the fiscal years ended September 30, 2003 and September 30, 2004:

                                  CLASS S SHARE
                           SHAREHOLDER SERVICING FEES

                                         FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                        SEPTEMBER 30, 2003   SEPTEMBER 30, 2004
                                        ------------------   ------------------
Balanced Fund                                $ 70,381              $38,768
Equity Income Fund                             54,544               26,847
Equity Index Fund                             120,475               86,186
International Fund                             20,609               13,155
Large Cap Growth Opportunities Fund            26,285               23,010
Large Cap Select Fund                               2                    2
Large Cap Value Fund                           63,661               34,134
Mid Cap Growth Opportunities Fund              23,661               15,731
Mid Cap Index Fund                              9,806                6,931
Mid Cap Value Fund                              1,553                1,858
Real Estate Securities Fund                     4,477                4,363
Small Cap Growth Opportunities Fund             6,860                5,733
Small Cap Index Fund                           13,244                6,540
Small Cap Select Fund                          25,346               20,680
Small Cap Value Fund                            2,546                3,206
Small-Mid Cap Core Fund                         7,691                6,463
Core Bond Fund                                 93,852               53,878
High Income Bond Fund                             945                  986
Intermediate Government Bond Fund                   *                    *
Intermediate Term Bond Fund                    17,536               11,147
Short Term Bond Fund                           11,520                7,153
Total Return Bond Fund                          8,264                3,228
U.S. Government Mortgage Fund                  53,650               21,251
Arizona Tax Free Fund                               *                    *
California Intermediate Tax Free Fund               *                    *
California Tax Free Fund                            *                    *
Colorado Intermediate Tax Free Fund                 *                    *
Colorado Tax Free Fund                              *                    *
Intermediate Tax Free Fund                          *                    *
Minnesota Intermediate Tax Free Fund                *                    *
Minnesota Tax Free Fund                             *                    *
Missouri Tax Free Fund                              *                    *
Nebraska Tax Free Fund                              *                    *
Ohio Tax Free Fund                                  *                    *
Oregon Intermediate Tax Free Fund                   *                    *
Short Tax Free Fund                                 *                    *
Tax Free Fund                                       *                    *

----------
*    Fund did not offer share class during time period indicated.


     FAIF has also adopted a Distribution and Service Plan with respect to the Class A, Class B, Class C and Class R Shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plan authorizes the Distributor to retain the sales charges paid upon purchase of Class A, Class B and Class C Shares and authorize the Funds to pay the Distributor distribution and/or shareholder servicing fees. The Plan is a "compensation-type" plan under which the Distributor is entitled to receive the distribution and shareholder servicing fees regardless of whether its actual distribution and shareholder servicing expenses are more or less than the amount of the fees. The distribution fees under the Plan are used for primary purpose of compensating broker-dealers for their sales of the Funds. The shareholder servicing fees are used primarily for the purpose of providing compensation for the ongoing servicing and/or maintenance of shareholder accounts. The Plan authorizes the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B and C Shares, except that portion which is reallowed to Participating Institutions. The Plans recognize that the Distributor and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A, Class B, Class C and Class R Shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor or the Advisor at any time.

     The following table sets forth the total Rule 12b-1 fees, after waivers, paid by certain of the Funds for the fiscal year ended September 30, 2005 with respect to the Class A shares, Class B shares, Class C shares and Class R shares of the Funds. As noted above, no distribution fees are paid with respect to Class Y shares.



                      FISCAL YEAR ENDED SEPTEMBER 30, 2005
                                 RULE 12B-1 FEES



                                          CLASS A   CLASS B   CLASS C   CLASS R
FUND                                       SHARES    SHARES    SHARES    SHARES
----                                      -------   -------   -------   -------
Balanced Fund                             296,667   245,617    58,639        6
Equity Income Fund                        461,675   231,110   181,193      921
Equity Index Fund                         603,360   665,270   291,273    3,803
International Fund                        116,754    72,722    84,377      687
Large Cap Growth Opportunities Fund       276,163   231,841   121,777      148
Large Cap Select Fund (1)                   4,892     3,508       777        5
Large Cap Value Fund                      296,829   182,497    62,132       14
Mid Cap Growth Opportunities Fund         548,819   131,699   144,217    5,829
Mid Cap Index Fund                         34,855    33,863    29,948       71
Mid Cap Value Fund                         87,207   100,978    45,651      520
Real Estate Securities Fund               283,689    46,102    46,913       53
Small Cap Growth Opportunities Fund       229,059    91,120    38,190       33
Small Cap Index Fund                       24,358    15,733    20,972       19
Small Cap Select Fund                     258,518   136,309   145,275      237
Small Cap Value Fund                      117,338    96,687    48,232       11
Small-Mid Cap Core Fund                    66,411   123,486    53,239        0
Core Bond Fund                            431,039   191,952    81,288       25
High Income Bond Fund                      99,772    80,062   150,745       56
Inflation Protected Securities Fund (2)     7,827         0     4,942        4
Intermediate Government Bond Fund (3)       2,840         0         0        0
Intermediate Term Bond Fund                82,727         0         0        0
Short Term Bond Fund                      169,395         0         0        0
Total Return Bond Fund                     50,231    48,504    33,985        7
U.S. Government Mortgage Fund              71,026    87,061    83,803        8
Arizona Tax Free Fund                      23,674         0    10,483        0
California Intermediate Tax Free Fund       5,737         0         0        0
California Tax Free Fund                   25,584         0    10,938        0
Colorado Intermediate Tax Free Fund        21,717         0         0        0
Colorado Tax Free Fund                     23,515         0    24,401        0
Intermediate Tax Free Fund                 52,362         0         0        0
Minnesota Intermediate Tax Free Fund       50,831         0         0        0
Minnesota Tax Free Fund                   277,889         0    64,611        0
Missouri Tax Free Fund                     70,742         0     1,320        0
Nebraska Tax Free Fund                     15,059         0    11,894        0
Ohio Tax Free Fund                          2,619         0       870        0
Oregon Intermediate Tax Free Fund          13,392         0         0        0
Short Tax Free Fund                         8,144         0         0        0
Tax Free Fund (3)                          97,184         0    17,854        0



----------



*    Fund was not in operation during this fiscal year/period.



(1)  Commenced operations on January 31, 2003.



(2)  Commenced operations October 1, 2004.



(3)  Commenced operations on October 25, 2002.

     The following table sets forth the total Rule 12b-1 fees, after waivers, paid by the Equity Funds for the fiscal period ended October 31, 2005 with respect to the Class A Shares, Class B, Class C Shares and Class R Shares of the Funds. As noted above, no distribution fees are paid with respect to Class Y Shares. The amounts are for a one month period because, effective October 1, 2005, the Equity Funds' fiscal year end changed from September 30 to October 31.



                      FISCAL PERIOD ENDED OCTOBER 31, 2005
                                 RULE 12B-1 FEES



                                          CLASS A   CLASS B   CLASS C   CLASS R
FUND                                       SHARES    SHARES    SHARES    SHARES
----                                      -------   -------   -------   -------
Balanced Fund                              23,809    16,559     4,323        1
Equity Income Fund                         36,344    17,733    13,203      173
Equity Index Fund                          49,365    47,681    21,114      698
International Fund                         10,168     5,606     6,501       12
Large Cap Growth Opportunities Fund        22,109    16,525     9,121      121
Large Cap Select Fund (1)                   1,120       472       151        1
Large Cap Value Fund                       25,006    11,732     4,656        3
Mid Cap Growth Opportunities Fund          65,973    12,297    13,690    2,291
Mid Cap Index Fund                          3,011     2,907     2,875       51
Mid Cap Value Fund                         11,498     7,878     6,158      265
Real Estate Securities Fund                27,820     3,779     3,944       18
Small Cap Growth Opportunities Fund        16,875     7,058     2,538        2
Small Cap Index Fund                        2,108     1,263     1,783        6
Small Cap Select Fund                      21,992    11,368    11,716      118
Small Cap Value Fund                        9,806     7,514     3,907        2
Small-Mid Cap Core Fund                     4,720     8,585     3,629        0



     The following table sets forth the Rule 12b-1 fees the Distributor paid to Participating Institutions for the fiscal year/period ended September 30, 2005 with respect to the Class A shares, Class B shares, Class C shares and Class R shares of the Funds.



                   FISCAL YEAR/PERIOD ENDED SEPTEMBER 30, 2005



                                          CLASS A   CLASS B   CLASS C   CLASS R
                                           SHARES    SHARES    SHARES    SHARES
                                          -------   -------   -------   -------
Balanced Fund                             255,952    46,624    44,370       11
Equity Income Fund                        415,800    48,762    60,241        1
Equity Index Fund                         459,524    93,580   125,450       23
International Fund                         60,463     9,001    14,495    1,309
Large Cap Growth Opportunities Fund       200,921    47,854    24,204        2
Large Cap Select Fund                       4,678       840       347       11
Large Cap Value Fund                      197,028    31,492    10,136       12
Mid Cap Growth Opportunities Fund         351,685    27,550    99,691        6
Mid Cap Index Fund                         27,625     6,407    12,897       56
Mid Cap Value Fund                         52,523    15,362    20,539        1
Real Estate Securities Fund               266,289     7,026    23,972       21
Small Cap Growth Opportunities Fund       152,221    18,213    20,700       10
Small Cap Index Fund                       18,482     2,721    10,199       14
Small Cap Select Fund                     175,761    25,867    66,895       25
Small Cap Value Fund                       73,546    15,481    16,546       17
Small-Mid Cap Core Fund                    36,797    17,052    11,640        *
Core Bond Fund                            301,140    42,786    34,373       10
High Income Bond Fund                      33,282    15,074    19,273      106
Inflation Protected Securities Fund         7,314               4,758        9
Intermediate Government Bond Fund           2,225         *         *        *
Intermediate Term Bond Fund                60,094        --        --
Short Term Bond Fund                      109,823         *         *        *
Total Return Bond Fund                     46,855    10,182     3,984       12
U.S. Government Mortgage Fund              66,759    20,057    16,761       10
Arizona Tax Free Fund                       1,498         *     3,487        *
California Intermediate Tax Free Fund       5,533         *         *        *
California Tax Free Fund                   18,293         *     6,296        *
Colorado Intermediate Tax Free Fund        16,866         *         *        *
Colorado Tax Free Fund                     10,095         *     4,583        *
Intermediate Tax Free Fund                 39,988         *         *        *
Minnesota Intermediate Tax Free Fund       29,522         *         *        *
Minnesota Tax Free Fund                    36,945         *    22,601        *
Missouri Tax Free Fund                     62,896         *     1,017        *
Nebraska Tax Free Fund                      2,299         *     3,956        *
Ohio Tax Free Fund                          2,610         *       843        *
Oregon Intermediate Tax Free Fund          12,629         *         *        *
Short Tax Free Fund                         6,862         *         *        *
Tax Free Fund                              38,732         *     3,045        *

----------


*    Fund or class was not in operation during this fiscal year/period.


The following table sets forth the Rule 12b-1 fees the Distributor paid to Participating Institutions for the fiscal period ended October 31, 2005 with respect to the Class A shares, Class B shares, Class C shares and Class R shares of the Equity Funds. The amounts are for a one month period because, effective October 1, 2005, the Equity Funds' fiscal year end changed from September 30 to October 31.



                      FISCAL PERIOD ENDED OCTOBER 31, 2005



                                          CLASS A   CLASS B   CLASS C   CLASS R
                                           SHARES    SHARES    SHARES    SHARES
                                          -------   -------   -------   -------
Balanced Fund                              19,407    3,622      4,055       2
Equity Income Fund                         29,133    4,026     12,539       1
Equity Index Fund                          33,581    8,729     14,624      52
International Fund                          4,641    1,036      4,250       6
Large Cap Growth Opportunities Fund        15,055    3,724      6,079       1
Large Cap Select Fund                       1,034       98        152       2
Large Cap Value Fund                       15,090    2,531      3,505       2
Mid Cap Growth Opportunities Fund          26,695    2,787     12,598      --
Mid Cap Index Fund                          2,232      611      1,639      43
Mid Cap Value Fund                          4,993    1,567      5,132       2
Real Estate Securities Fund                 9,225      640      2,714       6
Small Cap Growth Opportunities Fund         6,139    1,421      1,683       1
Small Cap Index Fund                        1,526      235      1,310       2
Small Cap Select Fund                      11,856    2,433      9,318      97
Small Cap Value Fund                        5,347    1,497      2,846       3
Small-Mid Cap Core Fund                     1,543    1,511      2,150       *



----------



*    Fund or class was not in operation during this fiscal period.






CUSTODIANS AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



     Custodians. U.S. Bank, 415 Walnut Street, Cincinnati, OH 45202, acts as the custodian for each Fund other than International Fund. State Street Bank and Trust Company, 2 Avenue de Lafayette, LCC/5 Boston, MA 02111, acts as the custodian for International Fund. U.S. Bank is a subsidiary of U.S. Bancorp. The custodians take no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. All of the instruments representing the investments of the Funds and all cash are held by their respective custodian or, for International Fund, by a sub-custodian. The custodian or sub-custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodians also remit Fund assets in payment of Fund expenses, pursuant to instructions of FAIF's officers or resolutions of the Board of Directors.



     As compensation for its services as custodian to the Funds other than International Fund, U.S. Bank is paid a monthly fee calculated on an annual basis equal to 0.005% of each such Funds' average daily net assets. State Street Bank and Trust Company, as custodian for the International Fund, is paid reasonable compensation as agreed upon from time to time. Sub-custodian fees with respect to International Fund are paid by State Street Bank and Trust Company out of its fees from such Fund. In addition, the custodians are reimbursed for their out-of-pocket expenses incurred while providing services to the Funds. The custodians continue to serve so long as their appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAIF.



     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. ERNST & YOUNG LLP, 220 SOUTH SIXTH STREET, SUITE 1400, MINNEAPOLIS, MINNESOTA 55402, SERVES AS THE FUNDS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, PROVIDING AUDIT SERVICES, INCLUDING AUDITS OF THE ANNUAL FINANCIAL STATEMENTS.

                               PORTFOLIO MANAGERS



COMPENSATION



     Portfolio manager compensation consists primarily of base pay, an annual cash incentive and long term incentive payments.



     Base pay is determined based upon an analysis of the portfolio manager's general performance, experience, and market levels of base pay for such position.



     Portfolio managers are paid an annual incentive based upon investment performance, generally over the past one- and three-year periods unless the portfolio manager's tenure is shorter. The maximum potential annual cash incentive is equal to a multiple of base pay, determined based upon the particular portfolio manager's performance and experience, and market levels of base pay for such position.



     For managers of the Bond Funds and the Equity Funds (other than Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund (together, the "Index Funds")), the portion of the maximum potential annual cash incentive that is paid out is based upon performance relative to the portfolio's benchmark and performance relative to an appropriate Lipper industry peer group. Generally, the threshold for payment of an annual cash incentive is (i) benchmark performance and (ii) median performance versus the peer group, and the maximum annual cash incentive is attained at (i) a spread over the benchmark which the Advisor believes will, over time, deliver top quartile performance and (ii) top quartile performance versus the Lipper industry peer group.



     For managers of the Tax Free Funds, the portion of the maximum potential annual cash incentive that is paid out is based upon performance relative to an appropriate Lipper industry peer group, and for certain portfolio managers is also based on a subjective component. Generally, the threshold for payment of an annual cash incentive is median performance versus the peer group, and the maximum annual cash incentive is attained at top quartile performance versus the Lipper industry peer group.



     For managers of the Index Funds, the portion of the maximum potential annual cash incentive that is paid out is based upon the portfolio's tracking error relative to its benchmark (with lower tracking error resulting in a higher cash incentive payment).



     Investment performance is measured on a pre-tax basis, gross of fees for Fund results and for the Lipper industry peer group.



     Long term incentive payments are paid to portfolio managers on an annual basis based upon general performance and expected contributions to the success of the Advisor. Long-term incentive payments are comprised of two components:
(i) phantom equity units of the Advisor and (ii) U.S. Bancorp options and restricted stock.



     There are generally no differences between the methods used to determine compensation with respect to the Funds and the Other Accounts shown in the table below.



JP MORGAN COMPENSATION



     The portfolio managers employed by the International Fund's sub-advisor participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the sub-advisor's business as a whole.

     Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.



     Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.



     The following table sets forth the number and total assets of the mutual funds and accounts managed by the Funds' managers as of October 31, 2005.



                                                                                         AMOUNT SUBJECT TO
                                                            NUMBER OF                    PERFORMANCE-BASED
PORTFOLIO MANAGER             TYPE OF ACCOUNT MANAGED        ACCOUNTS       ASSETS               FEE
-----------------        --------------------------------   ---------   --------------   -----------------
Andrew R. Adams          Registered Investment Company           1      $813.8 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          6       $37.0 million           0

Karen L. Bowie           Registered Investment Company           1      $408.1 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          3      $420.0 million           0

Gerald C. Bren           Registered Investment Company           1        $1.4 billion           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                        120        $1.6 billion           0

Anthony R. Burger        Registered Investment Company           2      $415.5 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                         12      $486.3 million           0

David A. Chalupnik       Registered Investment Company           7        $1.4 billion           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          0                   0           0

David R. Cline           Registered Investment Company           5      $970.8 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          2       $61.0 million           0

Christopher L. Drahn     Registered Investment Company          12        $1.9 billion           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          4      $132.4 million           0

Kevin V. Earley          Registered Investment Company           2        $1.6 billion           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                         14        $600 million           0

Jeffrey J. Ebert         Registered Investment Company           2        $1.4 billion           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                         12      $899.6 million           0

James Fisher             Registered Investment Company           1        $1.6 billion           0
                         Other Pooled Investment Vehicles       11        $6.8 billion           0
                         Other Accounts                         36        $8.1 billion           0

Walter A. French         Registered Investment Company           3        $2.7 billion           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                         31      $920.0 million           0

David A. Friar           Registered Investment Company           3        $2.7 billion           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                         24      $810.0 million           0

John T. Fruit            Registered Investment Company           1      $255.6 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          0                   0           0

Harold R. Goldstein      Registered Investment Company           2        $2.6 billion           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                         21      $550.0 million           0

Thomas A. Gunderson      Registered Investment Company           2        $2.6 billion           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                         18      $576.7 million           0

Michael S. Hamilton      Registered Investment Company           4      $271.0 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          8       $33.0 million           0

Douglas P. Hedberg       Registered Investment Company           2      $285.8 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                         14      $870.3 million           0

Cori B. Johnson          Registered Investment Company           1        $1.4 billion           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                        125      $725.0 million           0

Mark S. Jordahl          Registered Investment Company           4      $579.5 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          0                   0           0

Chad M. Kilmer           Registered Investment Company           1      $408.1 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          3        $9.1 million           0

Wan-Chong Kung           Registered Investment Company           5        $3.7 billion           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                         17      $751.0 million           0

Thomas A. Mahowald       Registered Investment Company           1      $347.5 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                         13      $648.0 million           0

Robert S. McDougall      Registered Investment Company           1      $300.4 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          6       $59.1 million           0

Sean A. McLeod           Registered Investment Company           1      $300.4 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          6       $59.1 million           0

Brent D. Mellum          Registered Investment Company           2        $1.6 billion           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                         14      $600.0 million           0

Philip A. Melville       Registered Investment Company           1      $255.6 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          0                   0           0

Chris J. Neuharth        Registered Investment Company           5        $3.3 billion           0
                         Other Pooled Investment Vehicles        1      $950.0 million           0
                         Other Accounts                         38        $1.9 million           0

Marie A. Newcome         Registered Investment Company           1      $705.8 million           0
                         Other Pooled Investment Vehicles        1      $950.0 million           0
                         Other Accounts                         75      $751.0 million           0

Jason J. O'Brien         Registered Investment Company           1      $194.0 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          3      $110.0 million           0

Timothy A. Palmer        Registered Investment Company           3        $2.3 billion           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                         18      $452.0 million           0

Jose A. Rodriguez        Registered Investment Company           5      $970.8 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          0                   0           0

Jay L. Rosenberg         Registered Investment Company           1      $647.1 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          3       $38.0 million           0

Linda M. Sauber          Registered Investment Company           2      $350.0 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          0                   0           0

Allen D. Steinkopf       Registered Investment Company           1      $813.8 million           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                         12        $1.0 million           0

Catherine M. Stienstra   Registered Investment Company          10        $1.9 billion           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                         12      $658.0 million           0

John G. Wenker           Registered Investment Company           5        $1.3 billion           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                          3       $38.0 million           0

Douglas J. White         Registered Investment Company           8        $1.3 billion           0
                         Other Pooled Investment Vehicles        0                   0           0
                         Other Accounts                         11      $170.4 million           0

Howard Williams          Registered Investment Company           1        $1.6 billion           0
                         Other Pooled Investment Vehicles        2        $1.6 billion           0
                         Other Accounts                          1       $58.3 million           0



     The Funds' portfolio managers often manage multiple accounts. The Advisor has adopted policies and procedures regarding brokerage and trade allocation and allocation of investment opportunities that it believes are reasonably designed to address potential conflicts of interest associated with managing multiple accounts for multiple clients.



JP MORGAN SIMILAR ACCOUNTS



     The International Fund's sub-advisor, JP Morgan, and its portfolio managers manage other accounts with similar investment objectives and strategies as the International Fund ("Similar Accounts"), which raises potential conflicts of interest. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.



     Responsibility for managing the sub-advisor's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.



     The sub-advisor may receive more compensation with respect to certain Similar Accounts than that received with respect to the International Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the sub-advisor or the International Fund's portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the sub-advisor could be viewed as having a conflict of interest to the extent that the sub-advisor or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the sub-advisor's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the sub-advisor may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The sub-advisor may be perceived as causing accounts it manages to participate in an offering to increase the sub-advisor's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the sub-advisor manages accounts that engage in short sales of securities of the type in which the International Fund invests, the sub-advisor could be seen as harming the performance of the International Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.



     The sub-advisor has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:



     Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with the sub-advisor's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the sub-advisor may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.



     Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the sub-advisor attempts to mitigate any potential unfairness by basing non-pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the sub-advisor so that fair and equitable allocation will occur over time.

PORTFOLIO MANAGER OWNERSHIP



     The following table indicates as of October 31, 2005 the value, within the indicated range, of shares beneficially owned by the portfolio managers in each Fund they manage. For purposes of this table, the following letters indicate the range listed next to each letter:



A - $0



B - $1 - $10,000



C - $10,001 - $50,000



D - $50,001 - $100,000



E - $100,001 - $500,000



F - $500,001 - $1,000,000



G - More than $1 million



PORTFOLIO MANAGER        FUND                                         OWNERSHIP
-----------------        ----                                         ---------
Andrew R. Adams          Small Cap Select Fund                            C

Karen L. Bowie           Small Cap Value Fund                             C

Gerald C. Bren           Equity Income Fund                               A

Anthony R. Burger        Large Cap Select Fund                            A
                         Small-Mid Cap Core Fund                          A

David A. Chalupnik       Balanced Fund                                    A
                         Large Cap Select Fund                            A
                         Small-Mid Cap Core Fund                          A
                         Strategy Aggressive Growth Allocation Fund       A
                         Strategy Growth Allocation Fund                  A
                         Strategy Growth & Income Allocation Fund         A
                         Strategy Income Allocation Fund                  A

David R. Cline           Balanced Fund                                    A
                         Strategy Aggressive Growth Allocation Fund       A
                         Strategy Growth Allocation Fund                  A
                         Strategy Growth & Income Allocation Fund         A
                         Strategy Income Allocation Fund                  A

Christopher L. Drahn     California Intermediate Tax Free Fund            A
                         California Tax Free Fund                         A
                         Colorado Intermediate Tax Free Fund              A
                         Colorado Tax Free Fund                           A
                         Intermediate Tax Free Fund                       A
                         Minnesota Intermediate Tax Free Fund             A
                         Minnesota Tax Free Fund                          A
                         Missouri Tax Free Fund                           A
                         Nebraska Tax Free Fund                           A
                         Ohio Tax Free Fund                               A
                         Oregon Intermediate Tax Free Fund                A
                         Short Tax Free Fund                              A

Kevin V. Earley          Large Cap Value Fund                             D
                         Mid Cap Value Fund                               D

Jeffrey J. Ebert         Intermediate Term Bond Fund                      A
                         Total Return Bond Fund                           A

James Fisher             International Fund                               A

Walter A. French         Equity Index Fund                                C
                         Mid Cap Index Fund                               A
                         Small Cap Index Fund                             A

David A. Friar           Equity Index Fund                                C
                         Mid Cap Index Fund                               A
                         Small Cap Index Fund                             A

John T. Fruit            High Income Bond Fund                            A

Harold R. Goldstein      Large Cap Growth Opportunities Fund              A
                         Mid Cap Growth Opportunities Fund                A

Thomas A. Gunderson      Large Cap Growth Opportunities Fund              B
                         Mid Cap Growth Opportunities Fund                C

Michael S. Hamilton      California Intermediate Tax Free Fund            A
                         California Tax Free Fund                         A
                         Ohio Tax Free Fund                               A
                         Oregon Intermediate Tax Free Fund                A

Douglas P. Hedberg       High Income Bond Fund                            C

Cori B. Johnson          Equity Income Fund                               A

Mark S. Jordahl          Strategy Aggressive Growth Allocation Fund       A
                         Strategy Growth Allocation Fund                  A
                         Strategy Growth & Income Allocation Fund         A
                         Strategy Income Allocation Fund                  A

Chad M. Kilmer           Small Cap Value Fund                             B

Wan-Chong Kung           Core Bond Fund                                   A
                         Inflation Protected Securities Fund              A
                         Intermediate Government Bond Fund                A
                         Intermediate Term Bond Fund                      A
                         Total Return Bond Fund                           A

Thomas A. Mahowald       Large Cap Select Fund                            A

Robert S. McDougall      Small Cap Growth Opportunities Fund              B

Sean A. McLeod           Small Cap Growth Opportunities Fund              C

Brent D. Mellum          Large Cap Value Fund                             D
                         Mid Cap Value Fund                               D

Philip A. Melville       High Income Bond Fund                            A

Chris J. Neuharth        Core Bond Fund                                   C
                         Short Term Bond Fund                             A
                         Total Return Bond Fund                           A
                         U.S. Government Mortgage Fund                    A

Marie A. Newcome         Short Term Bond Fund                             A

Jason J. O'Brien         U.S. Government Mortgage Fund                    A

Timothy A. Palmer        Core Bond Fund                                   A
                         Total Return Bond Fund                           A

Jose A. Rodriguez        Balanced Fund                                    A
                         Strategy Aggressive Growth Allocation Fund       A
                         Strategy Growth Allocation Fund                  A
                         Strategy Growth & Income Allocation Fund         A
                         Strategy Income Allocation Fund                  A

Jay L. Rosenberg         Real Estate Securities Fund                      A

Linda M. Sauber          Inflation Protected Securities Fund              A
                         Intermediate Government Bond Fund                A

Allen D. Steinkopf       Small Cap Select Fund                            B

Catherine M. Stienstra   Arizona Tax Free Fund                            A
                         Colorado Intermediate Tax Free Fund              A
                         Colorado Tax Free Fund                           A
                         Intermediate Tax Free Fund                       A
                         Nebraska Tax Free Fund                           A
                         Short Tax Free Fund                              A
                         Tax Free Fund                                    A

John G. Wenker           Real Estate Securities Fund                      C

Douglas J. White         Arizona Tax Free Fund                            A
                         Minnesota Intermediate Tax Free Fund             A
                         Minnesota Tax Free Fund                          A
                         Missouri Tax Free Fund                           A
                         Tax Free Fund                                    A

Howard Williams          International Fund                               A



               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE



     Decisions with respect to which securities are to be bought or sold, the total amount of securities to be bought or sold, the broker-dealer with or through which the securities transactions are to be effected and the commission rates applicable to the trades are made by the Advisor or, in the case of International Fund, its sub-advisor (the "Sub-advisor").



     In selecting a broker-dealer to execute securities transactions, the Advisor and the Sub-advisor considers a variety of factors, including the execution capability, financial responsibility and responsiveness of the broker-dealer in seeking best price and execution. Subject to the satisfaction of its obligation to seek best execution, other factors the Advisor may consider include a broker-dealer's access to initial public offerings and the nature and quality of any brokerage and research products and services the broker-dealer provides. However, the Advisor may cause the Funds to pay a broker-dealer a commission in excess of that which another broker-dealer might have charged for effecting the same transaction (a practice commonly referred to as "paying up"). However, the Advisor may cause the Funds to pay up in recognition of the value of brokerage and research products and services provided to the Advisor by the broker-dealer. The broker-dealer may directly provide such products or services to the Advisor or purchase them form a third party and provide them to the Advisor. In such cases, the Funds are in effect paying for the brokerage and research products and services in so-called "soft-dollars". However, the Advisor will authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Advisor determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research products and services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the managing its accounts.



     The types of research products and services the Advisor receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, interest rate forecasts, and other services that assist in the investment decision making process. Research products and services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Advisor by, or through, broker-dealers.

     The research products and services the Advisor receives from broker-dealers are supplemental to, and do not necessarily reduce, the Advisor's own normal research activities. As a practical matter, however, it would be impossible for the Advisor to generate all of the information presently provided by broker-dealers. The expenses of the Advisor would be materially increased if they attempted to generate such additional information through their own staffs. To the extent that the Advisor could use cash to purchase many of the brokerage and research products and services received for allocating securities transactions to broker-dealers, the Advisor are relieved of expenses that they might otherwise bear when such services are provided by broker-dealers.



     As a general matter, the brokerage and research products and services the Advisor receives from broker-dealers are used to service all of their respective accounts. However, any particular brokerage and research product or service may not be used to service each and every client account, and may not benefit the particular accounts that generated the brokerage commissions. For example, equity commissions may pay for brokerage and research products and services utilized in managing fixed income accounts.



     In some cases, the Advisor may receive brokerage or research products or services that are used for both brokerage or research purposes and other purposes, such as accounting, record keeping, administration or marketing. In such cases, the Advisor will make a good faith effort to decide the relative proportion of the cost of such products or services used for non-brokerage or research purposes and will pay for such portion from its own funds. In such circumstance, the Advisor has a conflict of interest in making such decisions.


     Many of the Funds' portfolio transactions involve payment of a brokerage commission by the appropriate Fund. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis, other than certain transactions effected on a so-called riskless principal basis, are made without the payment of brokerage commissions but at net prices which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Funds typically deal with market makers unless it appears that better price and execution are available elsewhere.

     It is expected that International Fund will purchase most foreign equity securities in the over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located if that is the best available market. The fixed commission paid in connection with most such foreign stock transactions generally is higher than negotiated commissions on United States transactions. There generally is less governmental supervision and regulation of foreign stock exchanges than in the United States. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties.

     Foreign equity securities may be held in the form of American Depositary Receipts, or ADRs, European Depositary Receipts, or EDRs, or securities convertible into foreign equity securities. ADRs and EDRs may be listed on stock exchanges or traded in the over-the-counter markets in the United States or overseas. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the over-the-counter markets.


     The Funds do not effect any brokerage transactions in their portfolio securities with any broker or dealer affiliated directly or indirectly with the Advisor, Sub-advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Funds as the Funds can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.



     When two or more clients of the Advisor or Sub-advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in a manner considered by the Advisor or Sub-advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.

     The following table sets forth the aggregate brokerage commissions paid by certain of the Funds during the fiscal years ended September 30, 2003, September 30, 2004 and September 30, 2005:



                                             FISCAL YEAR           FISCAL YEAR          FISCAL YEAR
                                                ENDED                 ENDED                ENDED
                                          SEPTEMBER 30, 2003   SEPTEMBER 30, 2004   SEPTEMBER 30, 2005
                                          ------------------   ------------------   ------------------
Balanced Fund                                 $1,209,854           $  699,188           $  811,832
Equity Income Fund                             1,599,002              627,481            1,126,863
Equity Index Fund                                106,468               18,920              109,576
International Fund                             3,266,765            3,526,517            1,367,458
Large Cap Growth Opportunities Fund            2,054,359            4,165,004            3,036,867
Large Cap Select Fund (1)                        193,295              408,905              840,943
Large Cap Value Fund                           3,559,560            3,641,378            1,763,095
Mid Cap Growth Opportunities Fund              5,799,998            6,991,583            4,430,753
Mid Cap Index Fund                                41,878               48,208               61,378
Mid Cap Value Fund                             1,418,759            1,260,801            1,649,571
Real Estate Securities Fund                      577,285            1,607,319            2,052,623
Small Cap Growth Opportunities Fund            3,674,486            6,041,255            3,018,573
Small Cap Index Fund                              56,515               50,093              112,213
Small Cap Select Fund                          6,052,886            6,712,486            4,672,315
Small Cap Value Fund                           1,277,578            1,163,671            1,335,463
Small-Mid Cap Core Fund                          758,602              364,167              776,570
Core Bond Fund                                        --               24,670                9,126
High Income Bond Fund                              2,261                2,057                   26
Inflation Protected Securities Fund (2)                *                                       335
Intermediate Government Bond Fund (3)                 --                1,900                  172
Intermediate Term Bond Fund                           --               16,394                6,001
Short Term Bond Fund                                  --                2,625                    0
Total Return Bond Fund                                --                3,251                  309
U.S. Government Mortgage Fund                         --                2,971                1,010
Arizona Tax Free Fund                                 --                   --                   --
California Intermediate Tax Free Fund                 --                   --                   --
California Tax Free Fund                              --                   --                   --
Colorado Intermediate Tax Free Fund                   --                   --                   --
Colorado Tax Free Fund                                --                   --                   --
Intermediate Tax Free Fund                            --                   --                   --
Minnesota Intermediate Tax Free Fund                  --                   --                   --
Minnesota Tax Free Fund                               --                   --                   --
Missouri Tax Free Fund                                --                   --                   --
Nebraska Tax Free Fund                                --                   --                   --
Ohio Tax Free Fund                                    --                   --                   --
Oregon Intermediate Tax Free Fund                     --                   --                   --
Short Tax Free Fund (3)                               --                   --                   --
Tax Free Fund                                         --                   --                   --


----------
*    Fund was not in operation during this fiscal year.

--   No commissions paid.


(1)  Commenced operations on January 31, 2003.



(2)  Commenced operations October 1, 2004.



(3)  Commenced operations on October 25, 2002.



     The following table sets forth the aggregate brokerage commissions paid by Equity Funds during the fiscal period ended October 31, 2005. The amounts are for a one month period because, effective October 1, 2005, the Equity Funds' fiscal year end changed from September 30 to October 31.



                                        FISCAL PERIOD
                                            ENDED
                                      OCTOBER 31, 2005
                                      ----------------
Balanced Fund                             $ 53,025
Equity Income Fund                          10,278
Equity Index Fund                            3,350
International Fund                          39,022
Large Cap Growth Opportunities Fund        162,103

Large Cap Select Fund                       63,119
Large Cap Value Fund                        49,469
Mid Cap Growth Opportunities Fund          334,630
Mid Cap Index Fund                           5,775
Mid Cap Value Fund                         167,006
Real Estate Securities Fund                197,775
Small Cap Growth Opportunities Fund        214,229
Small Cap Index Fund                         5,778
Small Cap Select Fund                      467,923
Small Cap Value Fund                       227,723
Small-Mid Cap Core Fund                     86,232



The following table sets forth the value of transactions executed with, and commissions paid to, broker-dealers selected by the Advisor in part because of research products or services provided during the fiscal year ended September 30, 2005.



                                      TRANSACTIONS(1)   RELATED BROKERAGE(1) COMMISSION
                                      ---------------   -------------------------------
Balanced Fund                         $    13,090,060       $           654,503
Equity Income Fund                         19,961,920                   998,096
Large Cap Growth Opportunities Fund        57,244,160                 2,862,208
Large Cap Select Fund                      13,100,740                   655,037
Large Cap Value Fund                       30,647,260                 1,532,363
Mid Cap Growth Opportunities Fund          75,382,880                 3,769,144
Mid Cap Value Fund                         29,334,460                 1,466,723
Real Estate Securities Fund                36,110,380                 1,805,519
Small Cap Growth Opportunities Fund        46,946,580                 2,347,329
Small Cap Select Fund                      81,273,300                 4,063,665
Small Cap Value Fund                       22,955,980                 1,147,799
Small - Mid Cap Core Fund                   8,751,180                   437,559


----------


(1) Amount includes commissions paid to and brokerage transactions placed with certain broker-dealers that provide brokerage and research products and services and unbundled full service execution services.



The following table sets forth the value of transactions executed with, and commissions paid to, broker-dealers selected by the Advisor in part because of research products or services provided during the fiscal period ended October 31, 2004. The amounts are for a one month period because the Equity Fund's fiscal year end changed from September 30 to October 31, effective October 31, 2005.



                                      TRANSACTIONS(1)   RELATED BROKERAGE(1) COMMISSION
                                      ---------------   -------------------------------
Balanced Fund                         $       957,420       $              47,871
Equity Income Fund                            205,560                      10,278
Large Cap Growth Opportunities Fund         2,922,240                     146,112
Large Cap Select Fund                       1,179,660                      58,983
Large Cap Value Fund                          985,280                      49,264
Mid Cap Growth Opportunities Fund           5,902,540                     295,127
Mid Cap Value Fund                          3,181,680                     159,084
Real Estate Securities Fund                 3,552,900                     177,645
Small Cap Growth Opportunities Fund         3,271,540                     163,577
Small Cap Select Fund                       7,563,940                     378,197
Small Cap Value Fund                        3,790,960                     189,548
Small - Mid Cap Core Fund                      90,800                       4,540


----------


(1) Amount includes commissions paid to and brokerage transactions placed with certain broker-dealers that provide brokerage and research products and services and unbundled full service execution services.

     At September 30, 2005, certain Funds held the securities of their "regular brokers or dealers," as follows:



                      REGULAR BROKER OR DEALER     AMOUNT OF SECURITIES
FUND                  ISSUING SECURITIES           HELD BY FUND (000)     TYPE OF SECURITIES
----                  --------------------------   --------------------   ---------------------
Balanced Fund         Bank of America                     $ 8,412         Equity Securities
                      Goldman Sachs                         8,518         Equity Securities
                      Lehman Brothers                       5,802         Equity Securities
                      Alex Brown/Deutsche Bank                558         Corporate Obligations
                      Bear Stearns                            209         Corporate Obligations
                      Bank of America                       2,287         Corporate Obligations
                      Citigroup\Smith Barney                1,858         Corporate Obligations
                      JP Morgan                             1,795         Corporate Obligations
                      Merrill Lynch                         1,448         Corporate Obligations
                      Morgan Stanley                          644         Corporate Obligations

Equity Income         Bank of America                     $32,816         Equity Securities
                      Citigroup/Smith Barney               36,979         Equity Securities
                      Goldman Sachs                        17,522         Equity Securities
                      JP Morgan                            24,360         Equity Securities
                      Merrill Lynch                        15,234         Equity Securities
                      Morgan Stanley                       11,138         Equity Securities

Equity Index          Bank of America/Montgomery          $34,288         Equity Securities
                      Bear Stearns                          2,370         Equity Securities
                      Citigroup/Smith Barney               47,329         Equity Securities
                      Goldman Sachs                        10,930         Equity Securities
                      J.P. Morgan Chase                    24,124         Equity Securities
                      Lehman Brothers                       6,412         Equity Securities
                      Merrill Lynch                        11,510         Equity Securities
                      Morgan Stanley                       11,782         Equity Securities

Large Cap Growth      Goldman Sachs                       $17,905         Equity Securities
Opportunities
                      Lehman Brothers Holdings              7,918         Equity Securities

Large Cap Select      Bank of America                     $12,357         Equity Securities
                      Goldman Sachs                        12,514         Equity Securities
                      Lehman Brothers                       8,524         Equity Securities

Large Cap Value       Bank of America                     $35,796         Equity Securities
                      Citigroup                            26,357         Equity Securities
                      Goldman Sachs                        24,421         Equity Securities
                      Lehman Brothers Holdings             24,448         Equity Securities
                      Merrill Lynch                        13,281         Equity Securities

Mid Cap Growth        Bear Stearns                        $16,829         Equity Securities
Opportunities

Mid Cap Value         Bear Stearns                        $14,271         Equity Securities

Core Bond             Alex Brown/Deutsche Bank            $ 8,232         Corporate Obligations
                      Bank of America                      27,831         Corporate Obligations
                      Citigroup/Smith Barney               13,651         Corporate Obligations
                      JP Morgan                            35,584         Corporate Obligations
                      Merrill Lynch                        25,573         Corporate Obligations
                      Morgan Stanley                       14,830         Corporate Obligations

Inflation Protected   Deutsche Bank                       $   404         Corporate Obligations
Securities
                      Goldman Sachs                           487         Corporate Obligations

Intermediate Term     Alex Brown/Deutsche Bank            $ 5,708         Corporate Obligations
Bond                  Bank of America                      17,445         Corporate Obligations
                      CS First Boston                      13,354         Corporate Obligations
                      Goldman Sachs                        19,216         Corporate Obligations
                      J. P. Morgan                         18,511         Corporate Obligations
                      Merrill Lynch                        19,698         Corporate Obligations
                      Morgan Stanley                        1,896         Corporate Obligations

Short Term Bond       Bank of America                     $ 7,160         Corporate Obligations
                      Bear Stearns                         10,804         Corporate Obligations

                      REGULAR BROKER OR DEALER     AMOUNT OF SECURITIES
FUND                  ISSUING SECURITIES           HELD BY FUND (000)     TYPE OF SECURITIES
----                  --------------------------   --------------------   ---------------------
                      Citigroup                             6,543         Corporate Obligations
                      Credit Suisse/First Boston            7,490         Corporate Obligations
                      Merrill Lynch                        11,702         Corporate Obligations

Total Return Bond     Alex Brown/Deutsche Bank            $ 2,152         Corporate Obligations
                      Bank of America/Montgomery            4,256         Corporate Obligations
                      Citigroup/Smith Barney                5,835         Corporate Obligations
                      J. P. Morgan Chase                   12,656         Corporate Obligations

U.S. Government       Bank of America                     $   981         Corporate Obligations
Mortgage              J.P. Morgan Chase                     3,415         Corporate Obligations
                      Morgan Stanley                        2,357         Corporate Obligations

     At October 31, 2005, certain Equity Funds held the securities of their "regular brokers or dealers," as shown in the following table. The amounts are for a one month period because, effective October 1, 2005, the Equity Funds' fiscal year end changed from September 30 to October 31.



                                   REGULAR BROKER OR DEALER    AMOUNT OF SECURITIES
FUND                                 ISSUING SECURITIES         HELD BY FUND (000)      TYPE OF SECURITIES
----                             ---------------------------   --------------------   ---------------------
Balanced                         Bank of America                     $ 8,740          Equity Securities
                                 Goldman Sachs                         7,680          Equity Securities
                                 Lehman Brothers                       5,961          Equity Securities
                                 Alex Brown/Deutsche Bank                546          Corporate Obligations
                                 Bank of America                       2,065          Corporate Obligations
                                 Bear Stearns                            206          Corporate Obligations
                                 Citigroup/Smith Barney                2,939          Corporate Obligations
                                 Greenwich Capital Markets               871          Corporate Obligations
                                 JP Morgan                               947          Corporate Obligations
                                 Merrill Lynch                         1,360          Corporate Obligations
                                 Morgan Stanley                          609          Corporate Obligations

Equity Income                    Bank of America                     $34,094          Equity Securities
                                 Citigroup/Smith Barney               39,906          Equity Securities
                                 Goldman Sachs                        18,244          Equity Securities
                                 JP Morgan                            26,291          Equity Securities
                                 Merrill Lynch                        16,076          Equity Securities
                                 Morgan Stanley                       11,235          Equity Securities
                                 State Street Global Markets          23,670          Equity Securities

Equity Index                     Bank of America/Montgomery          $35,218          Equity Securities
                                 Bear Stearns                          2,257          Equity Securities
                                 Citigroup/Smith Barney               47,052          Equity Securities
                                 Goldman Sachs                        11,225          Equity Securities
                                 J. P. Morgan Chase                   25,739          Equity Securities
                                 Lehman Brothers                       6,512          Equity Securities
                                 McDonald/Keybanc                      2,610          Equity Securities
                                 Merrill Lynch                        12,008          Equity Securities
                                 Morgan Stanley                       11,748          Equity Securities
                                 State Street Global Markets           3,848          Equity Securities

Large Cap Growth Opportunities   Goldman Sachs                       $22,857          Equity Securities
                                 Lehman Brothers Holdings              8,135          Equity Securities

Large Cap Select                 Bank of America                     $13,165          Equity Securities
                                 Goldman Sachs Group                  11,569          Equity Securities
                                 Lehman Brothers Holdings              8,980          Equity Securities

Large Cap Value                  Bank of America                     $37,191          Equity Securities
                                 Citigroup                            26,507          Equity Securities
                                 Goldman Sachs Group                  25,383          Equity Securities
                                 Lehman Brothers Holdings             25,118          Equity Securities
                                 Merrill Lynch                        14,015          Equity Securities

Mid Cap Growth Opportunities     Bear Stearns                        $28,400          Equity Securities

Mid Cap Value                    Bear Stearns                        $15,995          Equity Securities


                                  CAPITAL STOCK

     Each share of each Fund's $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.


     Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. On issues affecting only a particular Fund, the shares of that Fund will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan. The Bylaws of FAIF provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Minnesota law and the 1940 Act.


     As of December 5, 2005, the directors and officers of FAIF as a group owned less than one percent of each Fund's outstanding shares and the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds:



                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
TAX FREE FUND

PIPER JAFFRAY FOR THE SOLE BENEFIT       40.18%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           65.03%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

NFS LLC FEBO                                                  7.95%
IONE R DILLEY TTEE
KENNETH P KELLEY REVOC TRUST
U/A 4/8/97
13731 HICKMAN RD # 3202
URBANDALE IA 50323-2197

BAND & CO                                                              88.23%
C/O US BANK
PO BOX 1787
MILWAUKEE WI  53201-1787

WASHINGTON & CO                                                         6.53%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MINNESOTA TAX FREE FUND

PIPER JAFFRAY FOR THE SOLE BENEFIT       57.63%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

WELLS FARGO INVESTMENTS                   9.21%
608 SECOND AVENUE SOUTH 8TH FL
MINNEAPOLIS MN 554021916

PIPER JAFFRAY FOR THE SOLE BENEFIT                           56.42%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

US BANCORP INVESTMENTS INC.                                   7.25%
100 SOUTH 5TH ST. SUITE 1400
MINNEAPOLIS MN 55402-1217

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
BAND &CO                                                               87.02%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY FOR THE SOLE BENEFIT                                      6.68%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

HIGH INCOME BOND FUND

PIPER JAFFRAY FOR THE SOLE BENEFIT       23.11%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                 12.09%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           57.96%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

BAND & CO                                                              70.94%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        16.28%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                12.12%
PO BOX 1787
MILWAUKEE WI 53201-1787

MG TRUST                                                                         71.28%
MCCARTNEY LAW FIRM PC
700 17TH ST STE 300
DENVER CO 80202-3531

US BANCORP ASSET MANAGEMENT                                                      28.72%
ATTN MIKE BUTALA BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

SMALL CAP VALUE FUND

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
PIPER JAFFRAY FOR THE SOLE BENEFIT       18.80%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                                7.13%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY FOR THE SOLE BENEFIT                 18.98%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           44.69%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                                                    6.98%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

US BANK CUST                                                           33.44%
US BANCORP CAP
U/A 01-01-1984
180 5TH ST E STE SPEN0502
SAINT PAUL MN 55101-2672

CAPINCO                                                                 23.9%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MUGGS & CO                                                             18.17%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                              14.82%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                         8.65%
PO BOX 1787
MILWAUKEE WI 53201-1787

SYMETRA INVESTMENT SERVICES INC                                                  51.15%
CUST FBO SOUNDVIEW INSURANCE AGENCY
ATTN RETIREMENT SERVICES SC-04
777 108TH AVE NE STE 1200
BELLEVUE WA 98004-5135

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
SYMETRA INVESTMENT SERVICES INC                                                  36.82%
CUST FBO
PELTZER & ASSOCIATES
ATTN RETIREMENT SERVICES SC-04
777 108TH AVE NE STE 1200
BELLEVUE WA 98004-5135

SYMETRA INVESTMENT SERVICES INC                                                   7.46%
FBO FIRST NATIONAL BANK & TRUST
ATTN RETIREMENT SERVICES SC-04
777 108TH AVE NE STE 1200
BELLEVUE WA 98004-5135

CALIFORNIA INTERMEDIATE TAX FREE FUND

US BANCORP INVESTMENTS INC.               9.84%
60 LIVINGSTON AVENUE
SAINT PAUL MN 55107-2292

ROBERT W BAIRD & CO INC                   5.94%
777 E WISCONSIN AVE
MILWAUKEE WI 53202-5300

US BANCORP INVESTMENTS INC.               5.45%
100 SOUTH 5TH ST SUITE 1400
MINNEAPOLIS MN 55402-1217

US BANCORP INVESTMENTS INC.               5.08%
60 LIVINGSTON AVENUE
SAINT PAUL MN 55107-2292

BAND & CO                                                              80.74%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        18.18%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

OREGON INTER MEDIATETAX FREE FUND

US BANCORP INVESTMENTS INC.              9.82%
60 LIVINGSTON AVENUE
SAINT PAUL MN 55107-2292

PIPER JAFFRAY FOR THE SOLE BENEFIT       6.68%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

WILLIAM L MAIN WARING                    6.14%
1090 SOUTHRIDGE PL S
SALEM OR 97302-5947

ATWELL & CO                              6.04%
PO BOX 2044
PECK SLIP STATION
NEW YORK NY 10036

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
WASHINGTON & CO                                                        50.19%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                              47.77%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

EQUITY INCOME FUND

PIPER JAFFRAY FOR THE SOLE BENEFIT                  6.38%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           62.42%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                                                   23.80%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                              38.05%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        33.90%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                17.78%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MUGGS & CO                                                              8.18%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MR RON SEIDLE FBO                                                                34.20%
RON SEIDLE CHEVROLET 401K
1141 E MAIN ST
CLARION PA 16214-1209

ANNETTE BURKARD FBO                                                              20.57%
NABERS PONTIAC GMC BUICK &
CADILLAC 401K
2600 HARBOR BLVD
COSTA MESA CA 92626-5228

VICTOR COVARRUBIAS MARY K MAIN                                                   14.60%
FBO
VICTOR BUICK-GMC TRUCK INC 401K
2525 WARDLOW RD
CORONA CA 92882-2873

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
OFI TRUST CO FBO                                                                  9.50%
DOMINGO VARA CHEVROLET 401K
8011 I-H 35 S
SAN ANTONIO TX 78224-1336

MR BRAD JOSEPH FBO                                                                7.83%
OLIVER C JOSEPH INC 401K
223 W MAIN ST
BELLEVILLE IL 62220-1503

INTERMEDIATE TAX FREE FUND

UNIFIED TRUST COMPANY NA                  7.37%
OMNIBUS TRUST
2353 ALEXANDRIA DR STE 100
LEXINGTON KY 40504-3208

BAND & CO                                                              50.70%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        41.29%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                 7.74%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CORE BOND FUND

PIPER JAFFRAY FOR THE SOLE BENEFIT       13.22%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

BAND & CO                                12.07%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MUGGS & CO                                8.29%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                   5.63%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY FOR THE SOLE BENEFIT                           43.55%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
MUGGS & CO                                                   21.04%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                              57.23%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                15.04%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        11.69%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MUGGS & CO                                                              9.17%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

US BANK CUST                                                            5.81%
US BANCORP CAP
U/A 01-01-1984
180 5TH ST E STE SPEN0502
SAINT PAUL MN 55101-2672

MG TRUST                                                                         91.60%
SHUMATE TRI-CITY LLC
700 17TH ST STE 300
DENVER CO 80202-3531

US BANCORP ASSET MANAGEMENT                                                       5.85%
ATTN MIKE BUTALA BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

INTERMEDIATE TERM BOND FUND

MUGGS & CO                               19.94%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY FOR THE SOLE BENEFIT       14.86%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

BAND & CO                                                              45.82%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                27.76%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
WASHINGTON & CO                                                        18.48%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MUGGS & CO                                                              6.08%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

SHORT TERM BOND FUND

PIPER JAFFRAY FOR THE SOLE BENEFIT        9.88%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

BAND & CO                                                              47.32%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                31.77%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        17.68%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

LARGE CAP VALUE FUND

PIPER JAFFRAY FOR THE SOLE BENEFIT       20.94%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

CAPINCO                                   9.10%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MUGGS & CO                                6.75%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY FOR THE SOLE BENEFIT                 15.56%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
PIPER JAFFRAY FOR THE SOLE BENEFIT                           57.88%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

BAND & CO                                                              34.57%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

US BANK CUST                                                           25.86%
US BANCORP CAP
U/A 01-01-1984
180 5TH ST E STE SPEN0502
SAINT PAUL MN 55101-2672

CAPINCO                                                                25.31%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                         7.45%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MUGGS & CO                                                              5.93%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

PERSHING LLC                                                                     64.52%
PO BOX 2052
JERSEY CITY NJ 07303-2052

MG TRUST CO CUST FBO                                                             19.45%
METALOGIC INC
700 17TH ST STE 300
DENVER CO 80202-3531

US BANCORP ASSET MANAGEMENT                                                      16.03%
ATTN MIKE BUTALA BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

MID CAP VALUE FUND

UNIFIED TRUST COMPANY NA                 11.43%
OMNIBUS TRUST
2353 ALEXANDRIA DR STE 100
LEXINGTON KY 40504-3208

PIPER JAFFRAY FOR THE SOLE BENEFIT        8.59%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

UNIFIED TRUST COMPANY NA OMNIBUS          7.77%
2353 ALEXANDRIA DR STE 100
LEXINGTON KY 40504-3208

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
PIPER JAFFRAY FOR THE SOLE BENEFIT                 17.12%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           24.01%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                                                    8.10%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BEAR STEARNS SECURITIES CORP                                  5.70%
1 METROTECH CENTER NORTH
BROOKLYN NY 11201-3870

CAPINCO                                                                36.48%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                              21.14%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

US BANK TR                                                             16.98%
US BANCORP CAP
U/A 01-01-1984

60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

WASHINGTON & CO                                                        15.17%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MUGGS & CO                                                              7.99%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

GREENWOOD CHEVROLET 401K PL                                                      17.80%
GREG GREENWOOD TTEE
4695 MAHONING AVE
YOUNGSTOWN OH 44515-1614

DONALD BONANDER FBO                                                              15.14%
BONANDER GROUP 401K SERVICES
231 S CENTER ST
TURLOCK CA 95380-4918

LINDA J WILCZYNSKI FBO                                                            7.67%
MASTER TILE INC 401K
1205 W LINCOLN HWY
MERRILLVILLE IN 46410-5319

MG TRUST COMPANY CUST, FBO                                                        7.25%
CR RESTAURANT, INC.
700 17TH ST STE 300
DENVER CO 80202-3531

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
DOUGLASS J CORRIGAN TTEE                                                          5.19%
S&J CHEVROLET INC 401K
18605 STUDEBAKER RD
CERRITOS CA 90703-5330

GSEC L P                                                                          5.01%
30 HUDSON ST
JERSEY CITY NJ 07302-4600

EQUITY INDEX FUND

MUGGS & CO                               12.83%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                11.00%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY FOR THE SOLE BENEFIT       10.16%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                 17.50%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           30.73%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                                                   18.80%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MUGGS & CO                                                             28.65%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                              24.71%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                17.64%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        13.10%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
US BANK CUST                                                           10.89%
US BANCORP CAP
U/A 01-01-1984
180 5TH ST E STE SPEN0502
SAINT PAUL MN 55101-2672

MG TRUST CO CUST FBO                                                             16.38%
MARTIN AUTOMOTIVE GROUP INC 401K
700 17TH ST STE 300
DENVER CO 80202-3531

GREENWOOD CHEVROLET 401K PL                                                      14.30%
GREG GREENWOOD TTEE
4695 MAHONING AVE
YOUNGSTOWN OH 44515-1614

MR CLIFFORD P DIVER JR                                                            8.78%
MS CHRISTINE C MCCARTY FBO
CP DIVER CHEVROLET-OLDS INC 401K
1215 COASTAL HWY
LEWES DE 19958-1717

MR TIMOTHY SEALE FBO                                                              7.96%
TOM CLARK CHEVROLET INC 401K PLAN
1063 LONG RUN RD
MCKEESPORT PA 15132-7445

MG TRUST CO CUST FBO                                                              5.88%
CARMEL ARCHITECTURAL SALES 401K P
700 17TH ST STE 300
DENVER CO 80202-3531

WILKINS BUIK ISUZU INC 401K PL                                                    5.58%
PHYLLIS WOHARD TTEE
6913 RITCHIE HWY
GLEN BURNIE MD 21061-2313

BALANCED FUND

MUGGS & CO                                9.77%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY FOR THE SOLE BENEFIT        8.36%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                 10.44%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                                                   63.25%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
PIPER JAFFRAY FOR THE SOLE BENEFIT                           19.81%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                                                             84.78%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                 9.37%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

US BANCORP ASSET MANAGEMENT                                                     100.00%
ATTN MIKE BUTALA BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

MINNESOTA INTERMEDIATE TAX FREE FUND

PIPER JAFFRAY FOR THE SOLE BENEFIT       29.00%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

BAND AND CO                                                            89.95%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                         5.68%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

COLORADO INTERMEDIATE TAX FREE FUND

U.S. BANCORP INVESTMENTS INC.            15.27%
60 LIVINGSTON AVENUE
ST PAUL MN 55107-2292

PIPER JAFFRAY FOR THE SOLE BENEFIT        8.44%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

ATWELL & CO                               6.60%
PO BOX 2044
PECK SLIP STATION
NEW YORK NY 10038

BAND AND CO                                                            72.28%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
WASHINGTON & CO                                                        24.31%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

SMALL-MID CAP CORE FUND

PIPER JAFFRAY FOR THE SOLE BENEFIT       16.85%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                               14.08%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CHARLES SCHWAB & CO INC                  12.47%
SPECIAL CUSTODY ACCOUNT
FOR BENEFIT OF CUSTOMERS
ATTN MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

FIDELITY INVESTMENTS INSTL OPS CO         8.88%
AGENT FOR CERTAIN EMPLOYEE PLN
100 MAGELLAN WAY
COVINGTON KY 41015-1999

PIPER JAFFRAY FOR THE SOLE BENEFIT                 16.83%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           40.47%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

UBS FINANCIAL SERVICES INC. FBO                               8.20%
B.P. LESTER AND REGINA JOHN
FOUNDATION
1000 SW VISTA AVE APT 116
PORTLAND OR 97205-1131

MUGGS & CO                                                             50.02%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        17.82%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                              16.72%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
CAPINCO                                                                15.29%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

INTERNATIONAL FUND

PIPER JAFFRAY FOR THE SOLE BENEFIT       22.93%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                               13.73%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                   7.80%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY FOR THE SOLE BENEFIT                 23.75%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           48.56%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                                                    8.28%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                50.07%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-178

BAND & CO                                                              26.72%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        15.01%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

US BANCORP ASSET MANAGEMENT                                                      96.81%
ATTN MIKE BUTALA BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

REAL ESTATE SECURITIES FUND

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
UNIFIED TRUST COMPANY NA                 22.60%
OMNIBUS TRUST
2353 ALEXANDRIA DR STE 100
LEXINGTON KY 40504-3208

NFS LLC FEBO                             16.44%
PREMIER TRUST FMT/FIRST AMER REA
FIRST MERCANTILE TRUST CO TTEE
ATTN: FUNDS MGMT
57 GERMANTOWN CT FL 4
CORDOVA TN 38018

LASALLE BANK NATIONAL ASSOCIATION         9.42%
PO BOX 1443
CHICAGO IL 60690-1443

CHARLES SCHWAB & CO INC                   7.72%
SPECIAL CUSTODY ACCOUNT
FOR BENEFIT OF CUSTOMERS
ATTN MUTUAL FUNDS
101 MONTGOMERTY ST
SAN FRANCISCO CA 94104-4122

PIPER JAFFRAY FOR THE SOLE BENEFIT                  6.02%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           25.73%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                                                    7.66%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                              38.23%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                26.49%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON &  CO                                                       18.32%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MUGGS & CO                                                             5.93%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MG TRUST CO CUST FBO                                                             51.56%
VICTOR REINZ VALVE SEALS LLC
700 17TH ST STE 300
DENVER CO 80202-3531

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
MG TRUST CO CUST FBO                                                             13.92%
STEVE GILMAN
700 17TH ST STE 300
DENVER CO 80202-3531

MG TRUST CO CUST FBO                                                             8.61%
KEMKO INC
700 17TH ST STE 300
DENVER CO 80202-3531

MG TRUST CO CUST FBO                                                             8.35%
CYMSTAR RET PLAN
700 17TH ST STE 300
DENVER CO 80202-3531

INTERMEDIATE GOVERNMENT BOND FUND

US BANCORP INVESTMENTS INC               18.94%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC               14.93%
60 LIVINGSTON AVE
MINNEAPOLIS MN 55402-1217

US BANCORP INVESTMENTS INC                8.93%
60 LIVINGSTON AVE
MINNEAPOLIS MN 55402-1217

US BANCORP INVESTMENTS INC                5.91%
60 LIVINGSTON AVE
MINNEAPOLIS MN 55402-1217

PIPER JAFFRAY FOR THE SOLE BENEFIT        5.69%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

WASHINGTON & CO                                                        60.46%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                              20.67%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                 9.86%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

US BANK CUST                                                            8.61%
US BANCORP CAP
U/A 01-01-1984
60 LIVINGSTON AVE
SAINT PAUL MN 55101-2672

ARIZONA TAX FREE FUND

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
PIPER JAFFRAY FOR THE SOLE BENEFIT       68.36%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           48.25%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

WILLIAM BLAIR & CO LLC                                       15.29%
LEE H BROWN
222 WEST ADAMS STREET
CHICAGO IL 60606-5312

PERSHING LLC                                                  9.32%
PO BOX 2052
JERSEY CITY NJ 07303-2052

LPL FINANCIAL SERVICES                                        7.68%
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 92121-1968

BAND & CO                                                              58.78%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        27.14%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                13.39%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CALIFORNIA TAX FREE FUND

US BANCORP INVESTMENTS INC               10.22%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

PIPER JAFFRAY FOR THE SOLE BENEFIT        9.18%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

US BANCORP INVESTMENTS INC                8.38%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC                                   22.28%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
PIPER JAFFRAY FOR THE SOLE BENEFIT                           21.40%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

US BANCORP INVESTMENTS INC                                   18.00%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC                                   14.92%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC                                    8.99%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

BAND & CO                                                              83.28%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        14.52%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

COLORADO TAX FREE FUND

PIPER JAFFRAY FOR THE SOLE BENEFIT       35.76%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

US BANCORP INVESTMENTS INC               12.98%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC                5.97%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

PIPER JAFFRAY FOR THE SOLE BENEFIT                           65.50%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

BAND & CO                                                              92.84%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                         6.02%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
NEBRASKA TAX FREE FUND

UBATCO & CO                              18.32%
ATTN TRUST OPERATIONS
PO BOX 82535
LINCOLN NE 68501-2535

RICHARD H WARMAN                         14.01%
TOD
4641 N 56TH ST
LINCOLN NE 68504-1716

RBC DAIN RAUSCHER FBO                    13.80%
J. JOHN GRAINGER
2929 VAN DORN ST
LINCOLN NE 68502-4261

PIPER JAFFRAY FOR THE SOLE BENEFIT       13.44%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           40.06%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PERSHING LLC                                                 16.76%
PO BOX 2052
JERSEY CITY NJ 07303-2052

US BANCORP INVESTMENTS INC                                    6.59%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC                                    6.46%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

NFS LLC FEBO                                                  6.43%
HAROLD A RICE
18202 NICHOLAS RD
PLATTSMOUTH NE 68048-7338

BAND & CO                                                              84.52%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                         7.49%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                 6.48%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
SHORT TAX FREE FUND

US BANCORP INVESTMENTS INC               12.64%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC                8.97%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC                7.23%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

WASHINGTON & CO                                                        64.20%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                              28.56%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                 6.91%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

TOTAL RETURN BOND FUND

CAPINCO                                   5.95%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MUGGS & CO                                5.27%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY FOR THE SOLE BENEFIT                  9.77%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           75.03%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

BAND & CO                                                              63.08%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        20.55%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
CAPINCO                                                                15.95%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                          56.17%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

US BANCORP ASSET MANAGEMENT                                                      35.40%
ATTN MIKE BUTALA BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

MG TRUST                                                                          8.43%
CIRCLE & SQUARE INC
700 17TH ST STE 300
DENVER CO 80202-3531

INFLATION PROTECTED SECURITIES FUND

BAND & CO                                15.24%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

US BANCORP INVESTMENTS INC               12.12%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC                7.66%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC                                   14.60%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC                                   12.76%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

PIPER JAFFRAY FOR THE SOLE BENEFIT                           9.31%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

US BANCORP INVESTMENTS INC                                    8.37%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC                                    6.28%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC                                    6.28%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC                                    5.27%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
BAND AND CO                                                            62.34%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                26.82%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        9.80%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

US BANCORP ASSET MANAGEMENT                                                     100.00%
ATTN MIKE BUTALA BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

LARGE CAP GROWTH OPPORTUNITIES FUND

PIPER JAFFRAY FOR THE SOLE BENEFIT       16.38%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                                8.08%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                   6.90%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY FOR THE SOLE BENEFIT                  8.23%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           48.09%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                                                    8.45%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                              39.15%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
CAPINCO                                                                25.53%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        21.67%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MUGGS & CO                                                              6.98%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

US BANK CUST                                                            5.90%
US BANCORP CAP
U/A 01-01-1984
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

MG TRUST CO CUST FBO                                                             99.72%
DELTA MEDIX PC
700 17TH ST STE 300
DENVER CO 80202-3531

MID CAP GROWTH OPPORTUNITIES FUND

PIPER JAFFRAY FOR THE SOLE BENEFIT       12.91%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

CAREY & CO                                8.75%
7 EASTON OVAL
COLUMBUS OH 43219-6010

INVESTORS BANK & TRUST FBO                5.01%
VARIOUS RETIREMENT PLANS
4 MANHATTANVILLE RD
PURCHASE NY 10577-2139

MUGGS & CO                                5.01%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY FOR THE SOLE BENEFIT                  9.25%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                                                   28.98%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
PIPER JAFFRAY FOR THE SOLE BENEFIT                           22.49%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

CAPINCO                                                                32.68%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        21.75%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                              18.12%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MUGGS & CO                                                             14.56%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

US BANK CUST                                                            8.63%
US BANCORP CAP
U/A 01-01-1984
180 5TH ST E STE SPEN0502
SAINT PAUL MN 55101-2672

NABAN & CO                                                                       38.31%
MERCHANTS TRUST CO
PO BOX 1476
MUNCIE IN 47308-1476

NABANK & CO                                                                      33.33%
PO BOX 2180
TULSA OK 74101-2180

SMALL CAP GROWTH OPPORTUNITIES FUND

CHARLES SCHWAB & CO INC                  19.77%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

UMB BANK NA                              15.81%
J P MORGAN RETIREMENT PLAN SERVICES
FERRELL GAS 401 (K) INVESTMENT PLAN
U/A 08/01/1999
9300 WARD PKWY
KANSAS CITY MO 64114-3317

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
PIPER JAFFRAY FOR THE SOLE BENEFIT                 5.22%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           41.34%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

CAPINCO                                                                47.91%
C/O USB BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                              23.21%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

US BANK CUST                                                            7.68%
US BANCORP CAP
U/A 01-01-1984
180 5TH ST E STE SPEN0502
SAINT PAUL MN 55101-2672

KENNEBURT & CO                                                          5.91%
FBO EXPEDITER OMNIBUS
C/O AMSOUTH BANK
ATTN MUTUAL FUND UNIT
PO BOX 12365
BIRMINGHAM AL 35202-2365

WASHINGTON & CO                                                         5.76%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MG TRUST                                                                         80.31%
FBO BK GIULINI CORP
700 17TH ST STE 300
DENVER CO 80202-3531

US BANCORP ASSET MANAGEMENT                                                      19.69%
ATTN MIKE BUTALA BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

SMALL CAP SELECT FUND

PIPER JAFFRAY FOR THE SOLE BENEFIT       15.15%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                               11.39%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
JP MORGAN CHASE BANK CUST                5.26%
FBO MARITZ INVESTMENT PLAN
% JP MORGAN RETIREMENT PLAN SVCS
9300 WARD PKWY
KANSAS CITY MO 64114-3317

PIPER JAFFRAY FOR THE SOLE BENEFIT                 11.56%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           43.75%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                                                    8.29%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                30.31%
C/O USB BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        24.00%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                              21.00%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MUGGS & CO                                                             13.13%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

US BANK CUST                                                            9.61%
US BANCORP CAP
U/A 01-01-1984
180 5TH ST E STE SPEN0502
SAINT PAUL MN 55101-2672

MG TRUST CO AGENT TTEE                                                           25.93%
FRONTIER TRUST CO
LANDMARK HEALTHCARE INC 401K SA
PO BOX 10699
FARGO ND 58106-0699

M DEAN PATTERSON LLC FBO                                                         17.59%
PATTERSON MANAGEMENT CO 401K PSP
101 PLEASANT VALLEY BLVD
ALTOONA PA 16602-6412

MG TRUST CO CUST FBO                                                             16.55%
PROFESSIONAL GROUP PLANS INC
700 17TH ST STE 300
DENVER CO 80202-3531

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
MR ROBERT J MURPHY JR FBO                                                         8.41%
ASSIGNED COUNSEL INC 401K
950 WEST VALLEY RD SUITE 2600
WAYNE PA 19087-1824

OLAFE GJOVIK FBO                                                                  5.05%
GJOVIK CHEV-BUICK-PONTIAC-GMC INC
2780 RTE 34 EAST # 401K
SANDWICH IL 60548-1904

MID CAP INDEX FUND

MUGGS & CO                               19.41%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                   7.51%
C/O USB BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY FOR THE SOLE BENEFIT        7.22%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                  7.86%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           14.61%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                                                    7.93%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                              40.01%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                26.96%
C/O USB BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        17.05%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MUGGS & CO                                                             15.01%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
MG TRUST CO CUST FBO                                                             57.36%
CARMEL ARCHITECTURAL SALES 401K P
700 17TH STE 300
DENVER CO 80202-3531

MG TRUST                                                                         18.32%
REDGRAVE & ROSENTHAL LLP
700 17TH STE 300
DENVER CO 80202-3531

MG TRUST CO TTEE                                                                 12.28%
CYMSTAR RET PLAN
700 17TH STE 300
DENVER CO 80202-3531

SMALL CAP INDEX FUND

MUGGS & CO                               40.04%
C/O US BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

PIPER JAFFRAY FOR THE SOLE BENEFIT       11.75%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

FIRST CLEARING LLC CUST                            10.61%
LISA M JENSEN TRUST
LISA M JENSEN TRUSTEE
411 FREMEREY CT
DANVILLE CA 94506-2006

PIPER JAFFRAY FOR THE SOLE BENEFIT                  8.68%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

PIPER JAFFRAY FOR THE SOLE BENEFIT                           27.64%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

MUGGS & CO                                                   11.09%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

BAND & CO                                                              39.61%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                26.64%
C/O USB BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        19.41%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
MUGGS & CO                                                             12.98%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MG TRUST COMPANY CUST. FBO                                                       83.83%
LAKELANDS ORTHOPAEDIC CLINIC, PA
700 17TH STE 300
DENVER CO 80202-3531

MG TRUST CO TTEE                                                                  8.55%
CYMSTAR RET PLAN
700 17TH STE 300
DENVER CO 80202-3531

MG TRUST                                                                          5.21%
SHUMATE TRI-CITY LLC
700 17TH STE 300
DENVER CO 80202-3531

U.S. GOVERNMENT MORTGAGE FUND

CAPINCO                                  23.34%
C/O USB BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MUGGS & CO                                7.11%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY FOR THE SOLE BENEFIT                           78.06%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

BAND & CO                                                              74.24%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                11.47%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        11.08%
C/O USB BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

DON STAPLEY FBO                                                                  29.88%
FAIRWIND BUILDERS SAFE HARBOR
401K PLAN
805 S WHEATLEY ST STE 600
RIDGELAND MS  39157-5005

US BANCORP ASSET MANAGEMENT                                                      28.58%
ATTN MIKE BUTALA BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
MG TRUST                                                                         17.08%
CIRCLE & SQUARE  INC
700 17TH STE 300
DENVER CO 80202-3531

WELLS FARGO INVESTMENTS LLC                                                      16.40%
625 MARQUETTE AVE S 13TH FLOOR
MINNEAPOLIS MN 55402-2308

MG TRUST CO CUST FBO                                                              8.06%
METALOGIC INC
700 17TH STE 300
DENVER CO 80202-3531

MISSOURI TAX FREE FUND

U.S. BANCORP INVESTMENTS INC.                                56.71%
100 SOUTH FIFTH STREET SUITE 1400
MINNEAPOLIS MN 55402-1217

U.S. BANCORP INVESTMENTS INC.                                14.18%
100 SOUTH FIFTH STREET SUITE 1400
MINNEAPOLIS MN 55402-1217

PIPER JAFFRAY FOR THE SOLE BENEFIT                            9.69%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

FIRST CLEARING LLC                                            8.55%
FBO ANDRESS KERNICK INT
ERVI TRUST DTD 7/1/92
10750 WHEAT FIRST DR
ST LOUIS MO 63131

U.S. BANCORP INVESTMENTS INC.                                 5.79%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

BAND & CO                                                              81.73%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        15.78%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

OHIO TAX FREE FUND

U.S. BANCORP INVESTMENTS INC.            30.00%
60 LIVINGSTON AVE
SAINT PAUL MN  55107-2292

NFSC LLC FEBO                            21.24%
FIRST FINANCIAL BANK
CASH ACCOUNT
ATTN TRUST OPERATIONS
PO BOX 476
HAMILTON OH 45012-0476

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
U.S. BANCORP INVESTMENTS INC.             7.00%
60 LIVINGSTON AVE
MINNEAPOLIS MN 55402-1217

U.S. BANCORP INVESTMENTS INC.             6.86%
100 SOUTH FIFTH STREET SUITE 1400
MINNEAPOLIS MN 55402-1217

U.S. BANCORP INVESTMENTS INC.             6.77%
60 LIVINGSTON AVE
MINNEAPOLIS MN 55402-1217

U.S. BANCORP INVESTMENTS INC.             5.22%
60 LIVINGSTON AVE
MINNEAPOLIS MN 55402-1217

PERSHING LLC                                                 29.21%
PO BOX 2052
JERSEY CITY NJ 07303-2052

U.S. BANCORP INVESTMENTS INC.                                28.72%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.                                16.56%
100 SOUTH FIFTH STREET SUITE 1400
MINNEAPOLIS MN 55402-1217

PERSHING LLC                                                  9.46%
PO BOX 2052
JERSY CITY NJ 07303-2052

U.S. BANCORP INVESTMENTS INC.                                 5.69%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

BAND & CO                                                              83.14%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                13.82%
C/O USB BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

LARGE CAP SELECT FUND

BAND & CO                                48.16%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

PIPER JAFFRAY FOR THE SOLE BENEFIT        5.55%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

LPL FINANCIAL SERVICES                             15.36%
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 92121-1968

                                                PERCENTAGE OF OUTSTANDING SHARES
                                        -----------------------------------------------
                                        CLASS A   CLASS B   CLASS C   CLASS Y   CLASS R
                                        -------   -------   -------   -------   -------
PENSON FINANCIAL SERVICES, INC                      7.75%
1700 PACIFIC AVENUE
SUITE 1400
DALLAS TX 75201-4609

NFSC LLC FEBO                                       7.37%
CLARE M RELIHAN
1509 RICK FLETCHER CT
CHESAPEAKE VA 23321-1854

U.S. BANCORP INVESTMENTS INC.                       6.24%
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

NFS LLC FEBO                                                 40.90%
MILLER STREET PARTNERSHIP
A PARTNERSHIP
PRADEEP KULKARNI
543 WEST MILLER STREET
SPRINGFIELD IL 62702-4978

PIPER JAFFRAY FOR THE SOLE BENEFIT                           26.47%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

WILLIAM BLAIR & CO LLC                                        8.40%
JERROLD J WEINSTEIN
222 WEST ADAMS STREET
CHICAGO IL 60606-5312

RESOURCES TRUST COMPANY CUST                                  7.58%
JULIE G KERNS IRA
U/A 01/25/1999
PO BOX 5900
DENVER CO 80217-5900

BAND & CO                                                              56.26%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

CAPINCO                                                                27.95%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

WASHINGTON & CO                                                        14.90%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

MG TRUST CO CUST FBO                                                             93.31%
STEVEN GILMAN
700 17TH ST STE 300
DENVER CO 80202-3531

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The public offering price of the shares of a Fund generally equals the Fund's net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Funds' Prospectuses. The public offering price of the Class A Shares of the Equity Funds as of October 31, 2005 and the public offering price of the Class A Shares of the Bond Funds and Tax Free Funds as of September 30, 2005 was as set forth below. Please note that the public offering prices of Class B, Class C, Class Y and Class R Shares are the same as net asset value since no sales charges are imposed on the purchase of such shares.


                                          PUBLIC
                                         OFFERING
                                           PRICE
FUND                                      CLASS A
----                                     --------
Balanced Fund                             $11.93
Equity Income Fund                         14.47
Equity Index Fund                          23.90
International Fund                         12.71
Large Cap Growth Opportunities Fund        29.48
Large Cap Select Fund                      15.13
Large Cap Value Fund                       20.70
Mid Cap Growth Opportunities Fund          43.14
Mid Cap Index Fund                         14.31
Mid Cap Value Fund                         25.44
Real Estate Securities Fund                22.67

                                          PUBLIC
                                         OFFERING
                                           PRICE
FUND                                      CLASS A
----                                     --------
Small Cap Growth Opportunities Fund        24.12
Small Cap Index Fund                       14.94
Small Cap Select Fund                      16.22
Small Cap Value Fund                       17.29
Small-Mid Cap Core Fund                     8.50
Core Bond Fund                             11.64
High Income Bond Fund                       9.83
Inflation Protected Securities Fund        10.57
Intermediate Government Bond Fund*          8.45
Intermediate Term Bond Fund*               10.22
Short Term Bond Fund*                      10.16
Total Return Bond Fund                     10.63
U.S. Government Mortgage Fund              11.00
Arizona Tax Free Fund                      11.69
California Intermediate Tax Free Fund*     10.59
California Tax Free Fund                   11.74
Colorado Intermediate Tax Free Fund*       10.99
Colorado Tax Free Fund                     11.80
Intermediate Tax Free Fund*                11.17
Minnesota Intermediate Tax Free Fund*      10.39
Minnesota Tax Free Fund                    11.71
Missouri Tax Free Fund                     12.68
Nebraska Tax Free Fund                     11.05
Ohio Tax Free Fund                         10.88
Oregon Intermediate Tax Free Fund*         10.30
Short Tax Free Fund                        10.01
Tax Free Fund                              11.59


----------
*    Class C shares not offered.




     The net asset value of each Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities held by a Fund are traded on days that the Fund is not open for business, such Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares. This may occur, for example, where a Fund holds securities which are traded in foreign markets.


     On October 31, 2005, the net asset values per share for each class of shares of the Equity Funds were calculated as follows.



                                                          SHARES        NET ASSET
                                        NET ASSETS     OUTSTANDING   VALUE PER SHARE
                                      --------------   -----------   ---------------
BALANCED FUND
   Class A                             $112,556,587      9,983,189        $11.27
   Class B                               19,409,104      1,735,596         11.18
   Class C                                4,787,208        426,606         11.22
   Class R                                    1,160            103         11.29
   Class Y                              254,533,568     22,509,668         11.31

                                                          SHARES        NET ASSET
                                        NET ASSETS     OUTSTANDING   VALUE PER SHARE
                                      --------------   -----------   ---------------
EQUITY INCOME FUND
   Class A                               171,998,410    12,580,522         13.67
   Class B                                21,003,318     1,547,546         13.57
   Class C                                15,312,840     1,126,434         13.59
   Class R                                   417,537        30,564         13.66
   Class Y                             1,169,267,336    84,973,475         13.76

EQUITY INDEX FUND
   Class A                               234,629,087    10,386,629         22.59
   Class B                                56,097,192     2,514,422         22.31
   Class C                                24,195,130     1,078,087         22.44
   Class R                                 1,714,713        75,973         22.57
   Class Y                             1,882,516,431    83,359,292         22.58

INTERNATIONAL FUND
   Class A                                48,438,637     4,032,918         12.01
   Class B                                 6,632,014       598,182         11.09
   Class C                                 7,520,613       655,510         11.47
   Class R                                     1,257           105         11.94
   Class Y                             1,516,509,884   124,701,748         12.16

LARGE CAP GROWTH OPPORTUNITIES FUND
   Class A                               104,959,609     3,767,051         27.86
   Class B                                19,600,857       737,312         26.58
   Class C                                10,739,182       395,987         27.12
   Class R                                   290,249        10,450         27.78
   Class Y                               849,193,933    29,651,918         28.64

LARGE CAP SELECT FUND
   Class A                                 5,682,082       397,410         14.30
   Class B                                   573,215        40,583         14.12
   Class C                                   180,157        12,746         14.13
   Class R                                     1,776           125         14.26
   Class Y                               341,060,872    23,803,339         14.33

LARGE CAP VALUE FUND
   Class A                               118,443,371     6,054,273         19.56
   Class B                                13,825,654       723,036         19.12
   Class C                                 5,398,660       279,033         19.35
   Class R                                     7,078           362         19.55
   Class Y                               740,511,356    37,740,352         19.62

MID CAP GROWTH OPPORTUNITIES FUND
   Class A                               314,830,089     7,722,468         40.77
   Class B                                14,586,320       382,646         38.12
   Class C                                15,434,510       391,193         39.46
   Class R                                 5,502,108       135,477         40.61
   Class Y                             1,238,595,105    29,065,033         42.61

MID CAP INDEX FUND
   Class A                                14,318,271     1,059,201         13.52
   Class B                                 3,484,958       262,393         13.28
   Class C                                 3,387,491       254,258         13.32
   Class R                                   131,453         9,753         13.48
   Class Y                               342,071,689    25,281,499         13.53

MID CAP VALUE
   Class A                                56,125,277     2,334,208         24.04
   Class B                                 9,251,615       400,173         23.12
   Class C                                 7,439,345       315,591         23.57
   Class R                                   784,862        32,706         24.00
   Class Y                               598,427,659    24,785,231         24.14

                                                          SHARES        NET ASSET
                                        NET ASSETS     OUTSTANDING   VALUE PER SHARE
                                      --------------   -----------   ---------------
REAL ESTATE SECURITIES FUND
   Class A                               133,338,994     6,224,874         21.42
   Class B                                 4,419,716       209,090         21.14
   Class C                                 4,668,895       220,096         21.21
   Class R                                    56,785         2,628         21.61
   Class Y                               504,655,058    23,429,921         21.54

SMALL CAP GROWTH OPPORTUNITIES FUND
   Class A                                78,356,679     3,437,992         22.79
   Class B                                 8,271,191       387,293         21.36
   Class C                                 2,961,810       134,301         22.05
   Class R                                     5,366           236         22.75
   Class Y                               210,768,502     8,852,679         23.81

SMALL CAP INDEX FUND
   Class A                                10,067,232       713,109         14.12
   Class B                                 1,498,040       108,883         13.76
   Class C                                 2,068,007       148,993         13.88
   Class R                                    22,570         1,615         13.97
   Class Y                               153,572,053    10,876,156         14.12

SMALL CAP SELECT
   Class A                               104,567,720     6,822,648         15.33
   Class B                                13,406,034       987,309         13.58
   Class C                                13,453,100       909,538         14.79
   Class R                                   333,007        21,850         15.24
   Class Y                               682,088,329    42,477,024         16.06

SMALL CAP VALUE FUND
   Class A                                46,467,266     2,843,812         16.34
   Class B                                 8,913,582       586,851         15.19
   Class C                                 4,589,793       298,200         15.39
   Class R                                     3,716           228         16.29
   Class Y                               348,165,908    20,954,860         16.62

SMALL-MID CAP CORE FUND
   Class A                                22,338,935     2,780,487          8.03
   Class B                                10,053,813     1,424,972          7.06
   Class C                                 4,253,451       552,985          7.69
   Class Y                                31,380,778     3,763,898          8.34

     On September 30, 2005, the net asset values per share for each class of shares of the Bond Funds and the Tax Free Funds were calculated as follows.


                                                          SHARES        NET ASSET
                                        NET ASSETS     OUTSTANDING   VALUE PER SHARE
                                      --------------   -----------   ---------------
CORE BOND FUND
   Class A                            $  161,410,364    14,475,938        $11.15
   Class B                                17,077,914     1,542,746         11.07
   Class C                                 7,266,090       653,596         11.12
   Class R                                    15,802         1,414         11.17
   Class Y                             1,725,849,675   154,814,342         11.15

HIGH INCOME BOND FUND
   Class A                                34,144,318     3,628,349          9.41
   Class B                                 7,190,833       767,303          9.37
   Class C                                13,402,833     1,429,256          9.38
   Class R                                     3,980           418          9.53
   Class Y                               207,610,142    22,047,160          9.42

INFLATION PROTECTED SECURITIES FUND
   Class A                                 6,917,033       683,272         10.12
   Class B                                         0             0             0
   Class C                                   855,321        84,601         10.11
   Class R                                     1,048           103         10.13
   Class Y                               269,412,082    26,595,028         10.13

INTERMEDIATE GOVERNMENT BOND FUND
   Class A                                 1,969,533       238,555          8.26
   Class Y                                69,349,398     8,400,897          8.25

INTERMEDIATE TERM BOND FUND
   Class A                                48,426,344     4,846,835          9.99
   Class R                                                       0             0
   Class Y                             1,074,623,803   107,895,260          9.96

SHORT TERM BOND FUND
   Class A                                97,862,903     9,857,377          9.93
   Class R
   Class Y                               625,392,130    62,964,991          9.93

TOTAL RETURN BOND FUND
   Class A                                19,113,060     1,878,373         10.18
   Class B                                 4,394,528       433,448         10.14
   Class C                                 2,858,133       282,371         10.12
   Class R                                     3,021           295         10.23
   Class Y                               278,776,883    27,408,422         10.17

U.S. GOVERNMENT MORTGAGE FUND
   Class A                                24,504,337     2,328,160         10.53
   Class B                                 7,926,206       751,920         10.54
   Class C                                 6,584,794       627,962         10.49
   Class R                                     2,608           248         10.51
   Class Y                               158,229,685    15,028,957         10.53

ARIZONA TAX FREE FUND
   Class A                                 9,547,147       853,324         11.19
   Class C                                 1,627,954       145,676         11.18
   Class Y                                14,035,202     1,253,880         11.19

CALIFORNIA INTERMEDIATE TAX FREE
   FUND
   Class A                                 3,945,885       381,090         10.35
   Class Y                                49,291,778     4,751,534         10.37

CALIFORNIA TAX FREE FUND
   Class A                                11,887,667     1,057,410         11.24
   Class C                                 3,068,191       272,667         11.25
   Class Y                                19,555,960     1,738,889         11.25

COLORADO INTERMEDIATE TAX FREE FUND
   Class A                                13,425,464     1,249,476         10.74
   Class Y                                34,562,218     3,224,306         10.72

COLORADO TAX FREE FUND
   Class A                                 8,362,255       740,232         11.30
   Class C                                 3,423,399       303,568         11.28
   Class Y                                 8,362,631       739,034         11.32

INTERMEDIATE TAX FREE FUND
   Class A                                34,657,950     3,174,472         10.92
   Class Y                               641,141,276    58,830,834         10.90

MINNESOTA INTERMEDIATE TAX FREE
   FUND
   Class A                                32,326,218     3,183,010         10.16
   Class Y                               197,250,354    19,515,427         10.11

MINNESOTA TAX FREE FUND
   Class A                               106,782,895     9,525,978         11.21
   Class C                                 9,841,345       881,215         11.17
   Class Y                                46,470,352     4,150,233         11.20

MISSOURI TAX FREE FUND
   Class A                                30,188,587     2,486,370         12.14
   Class C                                   190,001        15,682         12.12
   Class Y                               151,709,647    12,488,980         12.15

NEBRASKA TAX FREE FUND
   Class A                                 7,135,573       674,389         10.58
   Class C                                 1,565,097       149,063         10.50
   Class Y                                32,417,977     3,064,385         10.58

OHIO TAX FREE FUND
   Class A                                   988,228        94,795         10.42
   Class C                                   174,498        16,913         10.32
   Class Y                                41,103,628     3,939,687         10.43

OREGON INTERMEDIATE TAX FREE FUND
   Class A                                 9,356,226       929,419         10.07
   Class Y                               133,613,252    13,268,063         10.07

SHORT TAX FREE FUND
   Class A                                 4,102,685       419,679          9.78
   Class Y                               329,647,021    33,717,817          9.78

TAX FREE FUND
   Class A                                38,205,050     3,443,113         11.10
   Class C                                 2,712,384       245,482         11.05
   Class Y                               436,302,793    39,278,523         11.11



                                    TAXATION


     Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

     With respect to a Fund's investments in U.S. Treasury inflation protected securities and other inflation protected securities that accrue inflation into their principal value, the Fund will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If the

Fund purchases such inflation protected securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount. Generally, the original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. The Fund will be required to accrue as ordinary income a portion of such original issue discount even though it receives no cash currently as interest payment corresponding to the amount of the original issue discount. Because the Fund is required to distribute substantially all of its net investment income (including accrued original issue discount) in order to be taxed as a regulated investment company, it may be required to distribute an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities.

     If one of the Tax Free Funds disposes of a municipal obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.


     Some of the investment practices that may be employed by the Funds will be subject to special provisions that, among other things, may defer the use of certain losses of such Funds, affect the holding period of the securities held by the Funds and, particularly in the case of transactions in or with respect to foreign currencies, affect the character of the gains or losses realized. These provisions may also require the Funds to mark-to-market some of the positions in their respective portfolios (i.e., treat them as closed out) or to accrue original discount, both of which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities. Each Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Funds as regulated investment companies.


     When a Fund lends portfolio securities to a borrower as described above in "Lending of Portfolio Securities," payments in lieu of dividends made by the borrower to the Fund will not constitute "qualified dividends" taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. Such payments in lieu of dividends are taxable as ordinary income.

     It is expected that any net gain realized from the closing out of futures contracts, options, or forward currency contracts will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the requirement that a regulated investment company derive at least 90% of gross income from investment securities.

     Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale of exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution. Furthermore, if a shareholder of any of the Tax-Free Funds receives an exempt-interest dividend from such fund and then disposes of his or her shares in such fund within six months after acquiring them, any loss on the sale or exchange of such shares will be disallowed to the extent of the exempt-interest dividend.

     For federal tax purposes, if a shareholder exchanges shares of a Fund for shares of any other FAIF Fund pursuant to the exchange privilege (see "Managing Your Investment -- Exchanging Shares" in the Prospectuses), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder of Class A Class B or Class C Shares carries out the exchange within 90 days of purchasing shares in a fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other Fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

     Pursuant to the Code, distributions of net investment income by a Fund to a shareholder who is a foreign shareholder (as defined below) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate).


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Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S.
citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. Each Fund will report annually to its shareholders the amount of any withholding.

     A foreign shareholder is any person who is not (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity organized in the United States or under the laws of the Untied States or a political subdivision thereof, (iii) an estate whose income is includible in gross income for U.S. federal income tax purposes of (iv) a trust whose administration is subject to the primary supervision of the U.S. court and which has one or more U.S. fiduciaries who have authority to control all substantial decisions of the trust.

     The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

     With respect to the Minnesota Intermediate Tax Free Fund and the Minnesota Tax Free Fund, the 1995 Minnesota Legislature enacted a statement of intent (codified at Minn. Stat. Section 289A.50, subdivision 10) that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. Minnesota Intermediate Tax Free Fund and the Minnesota Tax Free Fund are not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, the Fund cannot predict the likelihood that interest on the Minnesota bonds held by the Funds would become taxable under this Minnesota statutory provision.

                             REDUCING SALES CHARGES


CLASS A SALES CHARGE



     Sales charges on the purchase of Class A shares can be reduced through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent.



     QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: Each Fund will combine purchases made by an investor, the investor's spouse or domestic partner, and the investor's dependent children when it calculates the sales charge.


     For each Fund, the sales charge discount will be determined by adding (i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Class A, Class B and Class C shares of any other First American fund (other than a money market fund) or any fund managed by Country Capital Management Company that you are concurrently purchasing, plus (iii) the current net asset value of Class A, Class B and Class C shares of the Fund or any other First American fund (other than a money market fund) or fund managed by Country Capital Management Company that you already own. In order for an investor to receive the sales charge reduction on Class A Shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined. If the purchase price of shares that the investor owns is higher than their current net asset value, the investor may receive credit for this higher purchase price instead, but only if the investor notifies the Fund of this request in advance in writing and provides written records of the original purchase price.

     LETTER OF INTENT: If an investor intends to purchase, in the aggregate, at least $50,000 of Class A, Class B or Class C shares in the Funds, other First American funds (other than money market funds), or funds managed by Country Capital Management Company, over the next 13 months, the sales charge may be reduced by signing a letter of intent to


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that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Funds' custodian to hold a percentage equal to the Funds' maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

     The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

     A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days. Absent complete and current notification from the investor or from his or financial institution to the Fund, the investor may not realize the benefit of a reduced sales charge.

SALES OF CLASS A SHARES AT NET ASSET VALUE


     General. The Class A, B and C share prospectuses for the Funds set forth the categories of investors eligible to purchase Class A shares without a sales charge. Included among those investors are the following persons who may purchase Class A shares of Equity Income Fund, Mid Cap Growth Opportunities Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, and International Fund at net asset value without a sales charge if they purchase from a COUNTRY Fund representative:



     - shareholders of any COUNTRY Fund on or before March 1, 2002, who have continuously owned shares of any COUNTRY Fund since that date. Shareholders will be deemed to have "continuously owned shares" if they exchange shares of another COUNTRY Fund series or reinvest the proceeds of redemption from another COUNTRY Fund series within 60 days of redemption. Former shareholders of the COUNTRY Money Market Fund may satisfy these requirements by a continuous investment in the First American Prime Obligations Fund.



     - shareholders who purchased Class Y or Class A shares with a waiver of the sales charge since March 1, 2002 and who have continuously owned such shares since.



     - full-time employees, agents, employees of agents, retirees and directors (trustees), and members of their families (i.e., parent-in-law, parent, child, spouse, domestic partner, siblings, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons) of the Illinois Agricultural
          Association(R), the COUNTRY(R) Insurance & Financial Services group and their affiliated companies.



     -    shareholders investing through accounts at COUNTRY Trust Bank.



     - the Illinois Agricultural Association and its affiliates and all Illinois country Farm Bureaus(R).










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     Purchases of $1 Million or More. Class A shares may be purchased without a sales charge by non-retirement accounts if the purchase, when aggregated with certain Class A, B and C share purchases as described in the Funds' Class A, B and C share prospectuses, totals $1 million or more. Your investment professional or financial institution may receive a commission equal to 1.00% on purchases of $1 million to $3 million, 0.50% on purchases in excess of $3 million up to $10 million, and 0.25% on purchases in excess of $10 million. Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund (the "Index Funds") may be used in the calculation to reach purchases of $1 million or more, but a commission is paid only on Class A shares of First American Funds other than the Index Funds. Note that your investment professional or financial institution will only receive a commission equal to the rate required by the actual investment (without taking into account aggregation). For example, if your aggregated investments, including your current investment, total $6 million, but your current investment equals $2 million, your investment professional or financial institution may receive a commission equal to 1.00% of $2 million. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months.


     Class A Shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and Profit sharing and Pension plans, which invest $1 million or more. Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver. Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Funds' distributor to perform share distribution services may receive a commission on such sales of the Funds equal to 0.25% on purchases in excess of $10 million. If such a commission is paid, the plan will be assessed a contingent deferred sales charge (CDSC) of 0.25% if it sells the shares within 18 months. A commission is paid only on Class A shares of First American Funds other than the Index Funds.


REINVESTMENT RIGHT


     If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 180 days, to reinvest the redemption proceeds in Class A Shares of any First American fund at the next-determined net asset value without any sales charge. The Fund must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.


             ADDITIONAL INFORMATION ABOUT PURCHASING CLASS Y SHARES



     As set forth in the Class Y share prospectuses, among those eligible to purchase Class Y shares are individual investors who have at least $5 million invested in the First American open-end funds. In determining whether the $5 million dollar threshold has been reached the net asset value of the First American open-end fund shares that are being purchased will be added to the current net asset value of any shares of the First American open-end funds that you already own. In addition, your purchase will be aggregated with shares held or being concurrently purchased by your spouse or domestic partner and your dependent children, and shares held by you or any of the foregoing persons in individual retirement, custodial or personal trust accounts. You must notify your investment professional or financial institution of your eligibility to purchase Class Y shares.



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


                  ADDITIONAL INFORMATION ABOUT REDEEMING SHARES


BY TELEPHONE

     A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds as of the close of regular trading on the New York Stock Exchange (usually by 3:00 p.m. Central time) in order for shares to be redeemed at that day's net asset value unless the financial institution has been authorized to accept redemption requests on behalf of the Funds. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Certain financial institutions are authorized to act as the Funds' agent for the purpose of accepting redemption requests, and the Funds will be deemed to have received a redemption request upon receipt of the request by the financial institution.

     Shareholders who did not purchase their shares of a Fund through a financial institution may redeem their shares by telephoning Investor Services at 800 677-FUND. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. The Funds may limit telephone redemption requests to an aggregate of $50,000 per day across the First American fund family.

     In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrator, USBFS nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that they reasonably believe to be genuine. The Administrator, USBFS and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrator and USBFS examine each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrator or USBFS subsequently send confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrator, USBFS and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

     Any shareholder may redeem Fund shares by sending a written request to the Administrator, shareholder servicing agent, financial institution or USBFS. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. Unless another form of payment is requested, a check for redemption proceeds normally is mailed within three days, but in no event more than seven days, after receipt of a proper written redemption request.

     Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");


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

     - a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

     - a savings bank or savings and loan association the deposits of which are insured by the Savings Association;

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

     The Funds do not accept signatures guaranteed by a notary public.

     The Funds, the Administrator and USBFS have adopted standards for accepting signature from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds, the Administrator and USBFS reserve the right to amend these standards at any time without notice.

REDEMPTIONS BEFORE PURCHASE INSTRUMENTS CLEAR

     When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Administrator or USBFS is reasonably certain that the purchase payment has cleared, which could take up to fifteen calendar days from the purchase date.





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

                              FINANCIAL STATEMENTS


     The financial statements of FAIF included in its Annual Report to shareholders for the fiscal year ended September 30, 2005 for all funds and for the fiscal period ended October 31, 2005 for Equity Funds are incorporated herein by reference.



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                                   APPENDIX A



                                     RATINGS



     A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Market values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.



     When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.



RATINGS OF LONG-TERM CORPORATE DEBT OBLIGATIONS AND MUNICIPAL BONDS



     STANDARD & POOR'S



     AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.



     AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.



     A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.



     BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.



     Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.



     BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.



     B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.



     CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.



     CC: An obligation rated CC is currently highly vulnerable to nonpayment.

     C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.



     D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



     The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.



     MOODY'S



     AAA: Bonds and preferred stock that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



     AA: Bonds and preferred stock that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.



     A: Bonds and preferred stock that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.



     BAA: Bonds and preferred stock that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have speculative characteristics as well.



     BA: Bonds and preferred stock that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.



     B: Bonds and preferred stock that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



     CAA: Bonds and preferred stock that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



     CA: Bonds and preferred stock that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



     C: Bonds and preferred stock that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.



     FITCH



     AAA: Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.



     AA: Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.



     A: Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.



     BBB: Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investments grade category.



     BB: Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.



     B: Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.



     CCC, CC AND C: Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. CC ratings indicate that default of some kind appears probable, and C ratings signal imminent default.



     DDD, DD AND D: Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90%, and D the lowest recovery potential, i.e., below 50%.



     Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect for repaying all obligations.



     The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the major rating categories.

RATINGS OF MUNICIPAL NOTES



     STANDARD & POOR'S



     SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.



     SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.



     SP-3: Speculative capacity to pay principal and interest.



None of the Funds will purchase SP-3 municipal notes.



     MOODY'S. Generally, Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"); however, where an issue has a demand feature which makes the issue a variable rate demand obligation, the applicable Moody's rating is "VMIG."



     MIG 1/VMIG 1: This designation denotes the superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.



     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.



     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.



None of the Funds will purchase MIG 2/VMIG 3 municipal notes.



RATINGS OF COMMERCIAL PAPER



     STANDARD & POOR'S



     Commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. None of the Funds will purchase commercial paper rated A-3 or lower.



     A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.



     A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.



     A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.



     MOODY'S



     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. None of the Funds will purchase Prime-3 commercial paper.

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:



     -    Leading market positions in well-established industries.



     -    High rates of return on funds employed.



     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.



     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.



     - Well-established access to a range of financial markets and assured sources of alternate liquidity.



     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



     PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.



     FITCH



     Fitch employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. None of the Funds will purchase F3 commercial paper.



     F1: Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.



     F2: Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.



     F3: Securities possess fair credit quality. This designation indicates that the capacity for timely payments of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                                   APPENDIX B



                      PROXY VOTING POLICIES AND PROCEDURES



GENERAL PRINCIPLES



U.S. Bancorp Asset Management, Inc. ("USBAM") is the investment manager for the First American family of mutual funds and for other separately managed accounts. As such, USBAM has been delegated the authority to vote proxies with respect to the investments held in client accounts, unless the client has specifically retained such authority in writing. It is USBAM's duty to vote proxies in the best interests of clients in a timely and responsive manner. In voting proxies, USBAM also seeks to maximize total investment return for clients.



In the event of a sub-advisor, USBAM delegates proxy voting to the sub-advisor who is responsible for developing and enforcing policies, which are reviewed regularly by USBAM.



USBAM's Investment Policy Committee, comprised of the firm's most senior investment professionals, is charged with oversight of the proxy voting policies and procedures. The Investment Policy Committee is responsible for (1) approving the proxy voting policies and procedures, (2 monitoring the activities of USBAM's Proxy Voting Administration Committee.



POLICIES AND PROCEDURES



Policies. The Investment Policy Committee, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of clients, has approved and adopted the proxy voting policies of ISS, a leading national provider of proxy voting administrative and research services. As a result, such policies set forth USBAM's positions on recurring proxy issues and criteria for addressing non-recurring issues. A summary of these policies is attached. These policies are reviewed periodically and therefore are subject to change. Even though it has adopted ISS's policies, USBAM maintains the fiduciary responsibility for all proxy voting decisions. In appropriate situations, a portfolio manager can initiate action to override a standard policy for a particular vote and such override will be subject to approval of the Investment Policy Committee.



Procedures. Responsibility for certain administrative aspects of proxy voting rests with the USBAM's Proxy Voting Administration Committee. The Proxy Voting Administration Committee also supervises the relationship with an outside firm that assists with the process, ISS. This firm apprises USBAM of shareholder meeting dates, forward proxy voting materials, provide USBAM with research on proxy proposals and voting recommendations and cast the actual proxy votes. ISS also serves as USBAM's proxy voting record keeper and generates reports on how proxies were voted.



Conflicts of Interest. As an affiliate of U.S. Bancorp, a large, multi-service financial institution, USBAM recognizes that there are numerous situations wherein it may have a perceived or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of some part of the U.S. Bancorp enterprise. Directors and officers of such companies also may have personal or familial relationships with the U.S. Bancorp enterprise and its employees that could give rise to conflicts of interest.



Although USBAM strongly believes that, regardless of such real or perceived conflicts of interest, it will vote proxies in its clients' best interests. By adopting ISS's policies and generally deferring to ISS's recommendations, USBAM believes the risk related to conflicts will be minimized.



To further minimize this risk, the Investment Policy Committee has also reviewed ISS's conflict avoidance policy and has concluded that it adequately addresses both the actual and perceived conflicts of interest the proxy voting service may face.

In the event the Proxy Voting Administration Committee determines that ISS faces a material conflict of interest with respect to a specific vote, the Proxy Voting Administration Committee will direct ISS how to vote. Before doing so, however, the Proxy Voting Administration Committee will confirm that USBAM faces no material conflicts of the nature discussed above.



If the Proxy Voting Administration Committee concludes a material conflict does exist, it will recommend a course of action designed to address the conflict to the Investment Policy Committee. Such actions could include, but are not limited to:



     - Obtaining instructions from the affected clients on how to vote the proxy;



     - Disclosing the conflict to the affected clients and seeking their consent to permit USBAM to vote the proxy;



     -    Voting in proportion to the other shareholders;



     - Recusing an Investment Policy Committee member from all discussion or consideration of the matter, if the material conflict is due to such person's actual or potential conflict of interest; or



     -    Following the recommendation of a different independent third party.



In addition to all of the above, members of the Investment Policy Committee and the Proxy Voting Administration Committee must notify USBAM's Chief Compliance Officer of any direct, indirect or perceived improper influence made by any employee, officer or director within the U.S. Bancorp enterprise or First American Fund complex with regard to how USBAM should vote proxies. The Chief Compliance Officer will investigate the allegations and will report the findings to the USBAM Chief Executive Officer and the General Counsel. If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the U.S. Bancorp enterprise, or notification of the appropriate regulatory authorities. In all cases, the Investment Policy Committee shall not consider any improper influence in determining how to vote proxies and will vote in the best interests of clients.



REVIEW AND REPORTS



On a regular basis, the Proxy Voting Administration Committee will review the proxy voting record to assess a number of matters. The review will include:



     - Monitor proxy votes cast to ensure they are consistent with USBAM policy.



     -    Ensure proxy votes are cast in a timely manner.



     - Ensure proxy ballots are sent to and received by ISS in a timely manner.



The Proxy Voting Administration Committee will report periodically to the Investment Policy Committee, including a review of all identified conflicts and how they were addressed. These reports will include all funds, including those that are sub-advised.



With respect to the review of votes cast on behalf of investments by the First American family of mutual funds, such review will also be reported to the independent Board of Directors of the First American Funds.



VOTE DISCLOSURE TO SHAREHOLDERS



The actual proxy voting records of the First American Funds will be filed with the U.S. Securities Exchange Commission and will be available to shareholders after June 30, 2004. Such records will be available on the First American Funds' website at www.firstamericanfunds.com and on the SEC's website at www.sec.gov. Additionally, shareholders can receive, on request, the voting records for the First American Fund mutual funds by calling a toll free number (1-800-677-3863).



USBAM's separately managed account clients can contact their relationship manager for more information on USBAM's policies and the proxy voting record for their account.

The information that will be available includes, name of issuer; ticker/CUSIP; shareholder meeting date; description of item and USBAM's vote.



ISS PROXY VOTING GUIDELINES SUMMARY



The following is a concise summary of ISS's proxy voting policy guidelines.



1.   AUDITORS



Vote FOR proposals to ratify auditors, unless any of the following apply:



     - An auditor has a financial interest in or association with the company, and is therefore not independent



     -    Fees for non-audit services are excessive, or



     - There is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position.



2.   BOARD OF DIRECTORS



VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS



Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.



CLASSIFICATION/DECLASSIFICATION OF THE BOARD



Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.



INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)



Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.



MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES



Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.



3.   SHAREHOLDER RIGHTS



SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT



Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.



SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS



Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.



SUPERMAJORITY VOTE REQUIREMENTS



Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING



Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.



CONFIDENTIAL VOTING



Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.



4.   PROXY CONTESTS



VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS



Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.



REIMBURSING PROXY SOLICITATION EXPENSES



Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.



5.   POISON PILLS



Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.



6.   MERGERS AND CORPORATE RESTRUCTURINGS



Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.



7.   REINCORPORATION PROPOSALS



Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.



8.   CAPITAL STRUCTURE



COMMON STOCK AUTHORIZATION



Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.



DUAL-CLASS STOCK



Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:



     - It is intended for financing purposes with minimal or no dilution to current shareholders



     - It is not designed to preserve the voting power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION



Votes with respect to compensation plans should be determined on a case-by-case basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.



Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.



MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS



Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:



     -    Historic trading patterns



     -    Rationale for the repricing



     -    Value-for-value exchange



     -    Option vesting



     -    Term of the option



     -    Exercise price



     -    Participation



EMPLOYEE STOCK PURCHASE PLANS



Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:



     -    Purchase price is at least 85 percent of fair market value



     -    Offering period is 27 months or less, and



     -    Potential voting power dilution (VPD) is ten percent or less.



Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.



SHAREHOLDER PROPOSALS ON COMPENSATION



Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.



10.  SOCIAL AND ENVIRONMENTAL ISSUES



These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.



In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                           PART C - OTHER INFORMATION

ITEM 22. EXHIBITS

(a)(1) Amended and Restated Articles of Incorporation (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 21, Filed on
         May 15, 1995 (File Nos. 033-16905, 811-05309)).

(a)(2)   Articles Supplementary, designating new series and new share classes
         (Incorporated by reference to Exhibit (1) to Post-Effective Amendment
         No. 36, Filed on April 15, 1998 (File Nos. 033-16905, 811-05309)).

(a)(3)   Articles Supplementary, designating new series and new share classes
         (Incorporated by reference to Exhibit (a)(2) to Post-Effective
         Amendment No. 54, Filed on June 27, 2001 (File Nos. 033-16905,
         811-05309)).

(a)(4) Articles Supplementary, designating new series (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 61, Filed on April 30, 2002 (File Nos. 033-16905, 811-05309)).

(a)(5) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 65, Filed on October 24, 2002 (File Nos. 033-16905, 811-05309)).

(a)(6) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 66, Filed on January 28, 2003 (File Nos. 033-16905, 811-05309)).

(a)(7) Articles Supplementary decreasing authorizations of specified classes and series and decreasing total authorized shares (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 70, filed on June 30, 2004 File nos. 033-16905, 811-05309).

(a)(8) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 72, filed on September 24, 2004 (File Nos. 033-16905, 811-05309).

(b) Bylaws, as amended (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 72, Filed on September 24, 2004 (File Nos.
         033-16905, 811-05309)).

(c)      Not applicable.

(d)(1)   Investment Advisory Agreement dated April 2, 1991, between the
         Registrant and First Bank National Association. (Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 73, Filed on December 2, 2004 (File Nos. 033-16905, 811-05309)).

(d)(2)   Supplement dated as of December 31, 1993 to Investment Advisory
         Agreement relating to authority to appoint a subadviser to International Fund. (Incorporated by reference to Exhibit (d)(2) to
         Post-Effective Amendment No. 73, Filed on December 2, 2004 (File Nos.
         033-16905, 811-05309)).

(d)(3) Assignment and Assumption Agreement dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper
         Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit
         (d)(3) to Post-Effective Amendment No. 73, Filed on December 2, 2004
         (File Nos. 033-16905, 811-05309)).

(d)(4)   Exhibit A to Investment Advisory Agreement, effective October 1, 2004
         (series and advisory fees) (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 72, Filed on September 24, 2004 (File
         Nos. 033-16905, 811-05309)).

(d)(5) Amendment to Investment Advisory Agreement, dated as of June 21, 2005, permitting Registrant to purchase securities from Piper Jaffray & Co.
         (Incorporated by reference to Exhibit (d)(5) to Post-Effective
         Amendment No. 77, Filed on August 3, 2005 (File Nos. 033-16905,
         811-05309)).

(d)(6)   Expense Limitation Agreement between Registrant and U.S. Bancorp Asset
         Management, Inc. dated December 1, 2004, effective through January 31,
         2006. (Incorporated by reference to Exhibit (d)(5) to Post-Effective
         Amendment No. 74, Filed on January 31, 2005 (File Nos. 033-16905,
         811-05309)).

(d)(7) Amendment to Investment Advisory Agreement, dated July 1, 2005, reducing advisory fees for certain funds.*

(d)(8)   Sub-Advisory Agreement dated December 9, 2004, by and among Registrant,
         U.S. Bancorp Asset Management, Inc. and J.P. Morgan Investment
         Management Inc. with respect to International Fund. (Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 74, Filed on January 31, 2005 (File Nos. 033-16905, 811-05309)).

(e)(1)   Distribution Agreement between the Registrant and Quasar Distributors,
         LLC, effective July 1, 2005 (Incorporated by reference to Exhibit
         (e)(1) to Post-Effective Amendment No. 77, Filed on August 3, 2005
         (File Nos. 033-16905, 811-05309)).

(e)(2) Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 78, Filed on October 3, 2005 (File Nos.
         033-16905, 811-05309)).

(f)(1)   Deferred Compensation Plan for Directors Trust Agreement dated January
         1, 2000, as amended February 2005 (Incorporated by reference to exhibit
         No. (f)(1) to Post-Effective Amendment No. 76, filed May 13, 2005 (File
         Nos. 033-16905, 811-05309)).

(f)(2)   Deferred Compensation Plan for Directors Trust Agreement, Amended
         Summary of Terms dated February 2005 (Incorporated by reference to exhibit No. (f)(2) to Post-Effective Amendment No. 76, filed May 13,
         2005 (File Nos. 033-16905, 811-05309)).

(g)(1) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association. (Incorporated by reference to
         Exhibit (g)(1) to Post-Effective Amendment No. 73, Filed on December 2,
         2004 (File Nos. 033-16905, 811-05309)).

(g)(2)   Assignment of Custodian Agreements and Security Lending Agency
         Agreement to U.S. Bank National Association, dated May 1, 1998
         (Incorporated by reference to Exhibit (g)(5) to Post-Effective
         Amendment No. 41, Filed on December 2, 1998 (File Nos. 033-16905,
         811-05309)).

(g)(3) Further Supplement to Custodian Agreement dated December 8, 1999, relating to standard of care. (Incorporated by reference to Exhibit
         (g)(4) to Post-Effective Amendment No. 73, Filed on December 2, 2004
         (File Nos. 033-16905, 811-05309)).

(g)(4)   Amendment and Restatement of Compensation Agreement and Amendment to
         Custodian Agreement, dated as of July 1, 2005, relating to compensation paid to Custodian and transfer taxes and other disbursements
         (Incorporated by reference to Exhibit (g)(4) to Post-Effective
         Amendment No. 77, Filed on August 3, 2005 (File Nos. 033-16905,
         811-05309)).

(g)(5)   Custodian Agreement dated July 1, 2005, by and between Registrant and
         State Street Bank and Trust Company with respect to International Fund
         (Incorporated by reference to Exhibit (g)(5) to Post-Effective
         Amendment No. 77, Filed on August 3, 2005 (File Nos. 033-16905,
         811-05309)).

(h)(1) Administration Agreement dated July 1, 2005, by and between Registrant and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to
         Exhibit (h)(1) to Post-Effective Amendment No. 77, Filed on August 3,
         2005 (File Nos. 033-16905, 811-05309)).

(h)(2)   Schedule A to Administration Agreement dated July 1, 2005 between
         Registrant and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 78, Filed on October 3, 2005 (File Nos. 033-16905, 811-05309)).

(h)(3)   Sub-Administration Agreement dated July 1, 2005, by and between U.S.
         Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC
         (Incorporated by reference to Exhibit (h)(2) to Post-Effective
         Amendment No. 77, Filed on August 3, 2005 (File Nos. 033-16905,
         811-05309)).

(h)(4) Transfer Agent and Shareholder Servicing Agreement dated July 1, 2005, by and among Registrant, U.S. Bancorp Fund Services, LLC, and U.S.
         Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit
         (h)(3) to Post-Effective Amendment No. 77, Filed on August 3, 2005
         (File Nos. 033-16905, 811-05309)).

(h)(5)   Shareholder Servicing Plan and Agreement (Class R), effective June 30,
         2004, between the Registrant and U.S. Bancorp Asset Management, Inc.
         (Incorporated by reference to Exhibit No. (e)(8) to Post-Effective
         Amendment No. 70, filed June 30, 2004 (File Nos. 033-16905,
         811-05309)).

(i)      Opinion and Consent of Dorsey & Whitney LLP dated December 27, 2005. *

(j)      Consent of Ernst & Young LLP.*

(k)      Not applicable.

(l)      Not applicable.

(m)(1) Amended and Restated Distribution and Service Plan for Class A, B, C, and R shares, effective July 1, 2005 (Incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 77, Filed on August 3,
         2005 (File Nos. 033-16905, 811-05309)).

(m)(2)   Fee Limitation Agreement between Registrant and Quasar Distributors,
         LLC dated December 1, 2004, effective through January 31, 2006.
         (Incorporated by reference to Exhibit (m)(7) to Post-Effective
         Amendment No. 74, Filed on January 31, 2005 (File Nos. 033-16905,
         811-05309)).

(n)(1) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective July 1, 2005 (Incorporated by reference to Exhibit (n)(1) to
         Post-Effective Amendment No. 77, Filed on August 3, 2005 (File Nos.
         033-16905, 811-05309)).

(o)      Reserved.

(p)(1)   First American Funds Code of Ethics adopted under Rule 17j-1 of the
         Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley
         Act, effective September 16, 2004, as amended April 14, 2005
         (Incorporated by reference to Exhibit (p)(1) to Post-Effective
         Amendment No. 77, Filed on August 3, 2005 (File Nos. 033-16905,
         811-05309)).

(p)(2)   U.S. Bancorp Asset Management, Inc. Code of Ethics adopted under Rule
         17j-1 of the Investment Company Act of 1940, effective January 1, 2005, as amended March 31, 2005. (Incorporated by reference to Post-Effective
         Amendment No. 76, Filed on May 13, 2005 (File Nos. 033-16905,
         811-05309)).

(p)(3)   J.P. Morgan Investment Management Inc. Code of Ethics adopted under
         Rule 17j-1 of the Investment Company Act of 1940, effective February 1,
         2005, revised May 20, 2005. *

(p)(4)   Quasar Distributors, LLC Code of Ethics adopted under Rule 17j-1 of the
         Investment Company Act of 1940, effective September 1, 2005. *

(q) Power of Attorney dated September 15, 2004. (Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 73, Filed on December 2,
         2004 (File Nos. 033-16905, 811-05309)).

*    Filed herewith.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not applicable.

ITEM 24. INDEMNIFICATION

     The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information on the business of the Registrant's investment adviser, U.S. Bancorp Asset Management (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

     Thomas S. Schreier, Jr., President and Chief Executive Officer and chair of Board of Directors, U.S. Bancorp Asset Management ("USBAM"), Minneapolis, MN (May 2001 to present); President, First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF"), First American Strategy Funds, Inc. ("FASF"), and eight closed-end funds advised by USBAM, American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. - II, American Strategic Income Portfolio Inc. - III, American Select Portfolio Inc., American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., and American Income Fund, Inc. collectively referred to as the First American Closed-End Funds ("FACEF"), Minneapolis, MN (February 2001 to present); CEO, First American Asset Management, Minneapolis, MN (January 2001 to May 2001); CEO and President, Firstar Investment & Research Management Company ("FIRMCO"), Minneapolis, MN (March 2001 to May 2001); Senior Managing Director, Equity Research, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (October 1998 to December 2000).

     Mark S. Jordahl, Chief Investment Officer and director on Board of Directors, USBAM, Minneapolis, MN (July 2001 to present); Vice President Investments, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (September 2001 to present); President and Chief Investment Officer, ING Investment Management - Americas, Minneapolis, MN (September 2000 to June 2001).

     Charles R. Manzoni, Jr., General Counsel and Secretary and director on Board of Directors, USBAM, Minneapolis, MN (June 2004 to present); Partner, Gardner, Carton & Douglas, Chicago, IL (1998 to June 2004).

     Joseph M. Ulrey, III, Chief Financial Officer and director on Board of Directors, USBAM, Minneapolis, MN (December 2004 to present); Interim Chief Operating Officer, Shareholder Services and Fund Treasurer (April 2004 to December 2004); Senior Managing Director, Risk Management and Quantitative Products (1991 to March 2004).

     Charles D. Gariboldi, Jr., Treasurer, USBAM, Minneapolis, MN (October 2004 to present); Treasurer, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (December 2004 to present); Vice President, Investment Accounting and Fund Treasurer, Thrivent Financial for Lutherans, Minneapolis, MN (1999 to October
2004).

     David H. Lui, Chief Compliance Officer, USBAM, Minneapolis, MN (March 2005 to present); Chief Compliance Officer, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (March 2005 to present); Chief Compliance Officer, Franklin Advisers, Inc. and Chief Compliance Counsel, Franklin Templeton Investments (2004 to February
2005); Head of Institutional Compliance and Chief Compliance Counsel, Charles Schwab & Co., Inc. (1992 to 2004).

     John P. Kinsella, Senior Vice President and Director of Tax, USBAM, Minneapolis, MN (February 2003 to present); Vice President and Assistant Director of Tax (August 2002 to February 2003); prior thereto, Senior Tax Manager with Ernst & Young LLP and fourteen years with U.S. Bancorp in various tax and finance positions.

ITEM 26. PRINCIPAL UNDERWRITERS

     Registrant's distributor, Quasar Distributors, LLC (the "Distributor") acts as principal underwriter and distributor for the following investment companies:

AIP Alternative Strategies Funds
Akros Absolute Return Fund
Al Frank Funds
Allied Asset Advisors Funds
Alpine Equity Trust
Alpine Income Trust
Alpine Series Trust
American Trust Allegiance Fund
Appleton Group
Ascentia Long/Short Fund
Bowen, Hanes Investment Trust
Brandes Investment Trust
Brandywine Blue Funds, Inc.
Brazos Mutual Funds
Bridges Investment Fund, Inc.
Buffalo Funds
Capital Advisors Funds
CastleRock Fund
Chase Funds
Chase Funds
Conning Money Market Portfolio
Cookson Peirce
Country Funds
Cullen Funds
Duncan-Hurst Funds
Edgar Lomax Value Fund
Everest Series Funds Trust
FFTW Funds, Inc.
FIMCO Funds
First American Funds, Inc.
First American Strategy Funds, Inc.
Fort Pitt Capital Group, Inc.
Fund X Funds
Glenmede Fund, Inc.
Glenmede Portfolios
Greenspring Fund
Greenville Small Cap Growth Fund
Guinness Atkinson Funds
Harding Loevner Funds
Hennessy Funds, Inc
Hennessy Mutual Funds, Inc.
Hester Total Return Fund
High Pointe Funds
High Pointe Funds
Hotchkis and Wiley Funds
Intrepid Capital Management
Jacob Internet Fund Inc.
Jacobs & Company Mutual Fund
Jensen Portfolio
Julius Baer Funds
Kensington Funds
Kiewit Investment Fund L.P.
Kirr Marbach Partners Funds, Inc
Leonetti Funds
Light Revolution Fund
Lighthouse Capital Management
LKCM Funds
Masters' Select Fund Trust
Matrix Asset Advisors, Inc.
McCarthy Fund
McIntyre Global Equity Fund
MDT Funds
Midanek/Pak Fund
Monetta Fund, Inc.
Monetta Trust
MP63 Fund
Muhlenkamp (Wexford Trust)
Mutuals.com
Mutuals.com Vice Fund
Nicholas Funds
NorCap Funds, Inc.
Optimum Q Funds
Osterweis Funds
Perkins Capital Management
Permanent Portfolio Funds
PIA Funds
PIA Funds
Portfolio 21
Primecap Odyssey Funds
Prudent Bear Funds, Inc.
Purisima Funds
Rainier Funds
Stephens Small Cap Growth Fund
Summit Funds
Teberg Fund
Thompson Plumb (TIM)
TIFF Investment Program, Inc.
Tygh Capital Management
Villere Fund
Women's Equity Fund

The board members and officers of Quasar Distributors, LLC and their positions or offices with the Registrant are identified in the following table. Unless otherwise noted, the business address for each board member or officer is Quasar Distributors, LLC 615 East Michigan Street, Milwaukee, WI 53202.

                            POSITION AND OFFICES WITH   POSITION AND OFFICES WITH
NAME                        UNDERWRITER                 REGISTRANT
----                        -------------------------   -------------------------
James R. Schoenike          President, Board Member     None

Joe D. Redwine              Board Member                None

Robert Kern                 Board Member                None
777 East Wisconsin Avenue
Milwaukee, WI 53202

Eric W. Falkeis             Board Member                None
777 East Wisconsin Avenue
Milwaukee, WI 53202

Susan L. La Fond            Chief Financial Officer     None

Andrew M. Strnad            Secretary                   None

Donna J. Berth              Treasurer                   None

Teresa Cowan                Assistant Secretary         None

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 28. MANAGEMENT SERVICES

     Not applicable.

ITEM 29. UNDERTAKINGS

     Not applicable.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 033-16905 and 811-05309 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 27th day of December 2005.

                                         FIRST AMERICAN INVESTMENT FUNDS, INC.


                                         By: /s/ Thomas S. Schreier, Jr.
                                             -----------------------------------
                                             Thomas S. Schreier, Jr.
                                             President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity indicated and on December 27, 2005.

SIGNATURE                                TITLE
---------                                -----


      /s/ Thomas S. Schreier, Jr.        President
--------------------------------------
        Thomas S. Schreier, Jr.


     /s/ Charles D. Gariboldi, Jr.       Treasurer (principal financial/
--------------------------------------   accounting officer)
       Charles D. Gariboldi, Jr.


                   *                     Director
--------------------------------------
        Benjamin R. Field, III


                   *                     Director
--------------------------------------
          Victoria J. Herget


                   *                     Director
--------------------------------------
            Roger A. Gibson


                   *                     Director
--------------------------------------
         Leonard W. Kedrowski


                   *                     Director
--------------------------------------
          Richard K. Riederer


                   *                     Director
--------------------------------------
           Joseph D. Strauss


                   *                     Director
--------------------------------------
         Virginia L. Stringer


                   *                     Director
--------------------------------------
             James M. Wade

* Kathleen L. Prudhomme, by signing here name hereto, does hereby sign this document on behalf of each of the above-named Directors of First American Investment Funds, Inc. pursuant to the powers of attorney duly executed by such persons.


By: /s/ Kathleen L. Prudhomme            Attorney-in-Fact
    ----------------------------------
        Kathleen L. Prudhomme

                                INDEX TO EXHIBITS

EXHIBIT NUMBER   NAME OF EXHIBIT
--------------   ---------------
(d)(7)           Amendment to Investment Advisory Agreement

(i)              Opinion and Consent of Dorsey & Whitney LLP

(j)              Consent of Ernst & Young LLP

(p)(3) J.P. Morgan Investment Management Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940

(p)(4)           Quasar Distributors, LLC Code of Ethics adopted under Rule
                 17j-1 of the Investment Company Act of 1940